                                                FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS

1999 Semiannual Report


EQUITY I FUND - CLASS E AND I SHARES

EQUITY II FUND - CLASS E AND I SHARES

EQUITY III FUND - CLASS E AND I SHARES

EQUITY Q FUND - CLASS E AND I SHARES

INTERNATIONAL FUND - CLASS E AND I SHARES

EMERGING MARKETS FUND - CLASS C, E, AND S SHARES

REAL ESTATE SECURITIES FUND - CLASS C, E, AND S SHARES

SHORT TERM BOND FUND - CLASS C, E, AND S SHARES

FIXED INCOME I FUND - CLASS E AND I SHARES

FIXED INCOME III FUND - CLASS E AND I SHARES


JUNE 30, 1999

                      FRANK RUSSELL INVESTMENT COMPANY

                      Frank Russell Investment Company
                      is a "series mutual fund" with 27
                      different investment portfolios.
                      These financial statements report
                      on ten Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                              INSTITUTIONAL FUNDS


                               SEMIANNUAL REPORT


                           JUNE 30, 1999 (UNAUDITED)




                               TABLE OF CONTENTS

                                                                        Page

     Equity I Fund.....................................................   2

     Equity II Fund....................................................  16

     Equity III Fund...................................................  34

     Equity Q Fund.....................................................  42

     International Fund................................................  54

     Emerging Markets Fund.............................................  72

     Real Estate Securities Fund.......................................  88

     Short Term Bond Fund..............................................  96

     Fixed Income I Fund............................................... 108

     Fixed Income III Fund............................................. 126

     Notes to Financial Statements..................................... 141

     Manager, Money Managers and Service Providers..................... 153


FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS
Copyright (C) Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY I FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------
COMMON STOCKS - 94.9%
AUTO AND TRANSPORTATION - 4.3%
AMR Corp. (a)                                               38,300        2,614
AutoZone, Inc. (a)                                         114,000        3,434
Burlington Northern, Inc.                                  147,600        4,576
Comair Holdings, Inc.                                        5,400          112
Continental Airlines, Inc. Class B (a)                      83,500        3,142
Cooper Tire & Rubber Co.                                   216,200        5,108
CSX Corp.                                                    9,600          435
Delphi Automotive Systems Corp.                              8,317          154
Delta Air Lines, Inc.                                       77,200        4,449
Eaton Corp.                                                  7,000          644
FDX Corp. (a)                                               63,000        3,418
Ford Motor Co.                                             192,600       10,870
General Motors Corp.                                        88,800        5,861
Genuine Parts Co.                                           18,900          662
Goodyear Tire & Rubber Co.                                   7,100          418
Harley-Davidson, Inc.                                       13,200          718
Kansas City Southern Industries, Inc.                        8,700          555
KLM Royal Dutch Airlines                                    77,391        2,210
Lear Corp. (a)                                              35,900        1,786
Meritor Automotive, Inc.                                     9,000          230
Navistar International Corp. (a)                            14,100          705
Norfolk Southern Corp.                                     153,800        4,633
Northwest Airlines Corp. Class A (a)                        17,600          570
PACCAR, Inc.                                                18,700          998
Trinity Industries, Inc.                                    14,500          486
TRW, Inc.                                                   37,800        2,074
UAL Corp. (a)                                               41,000        2,664
Union Pacific Corp.                                         61,700        3,597
                                                                    -----------
                                                                         67,123
                                                                    -----------

CONSUMER DISCRETIONARY - 14.0%
Abercrombie & Fitch Co. Class A (a)                         81,300        3,902
AC Nielsen Corp. (a)                                         3,100           94
Amazon.com, Inc. (a)                                         3,300          413
American Greetings Corp. Class A                             8,600          259
AT&T Corp. - Liberty Media Group
  Class A (a)                                              142,800        5,248
Avon Products, Inc.                                         23,400        1,299
Bed Bath & Beyond, Inc. (a)                                108,500        4,164
Belo (A.H.) Corp. Class A                                   13,800          272
Best Buy Co. (a)                                            35,700        2,410
BJ's Wholesale Club, Inc. (a)                               10,200          307
Brinker International, Inc.  (a)                            43,500        1,183
Browning-Ferris Industries, Inc.                            17,700          761
Brunswick Corp.                                             21,700          605
Callaway Golf Co.                                           16,600          243
CBS Corp. (a)                                               61,800        2,684
Central Newspapers, Inc. Class A                               600           23
Chancellor Media Corp. (a)                                  75,900        4,179
Circuit City Stores, Inc.                                    7,300          679
Clear Channel
 Communications, Inc. (a)                                   65,500        4,515
Costco Cos., Inc. (a)                                      122,800        9,824
Darden Restaurants, Inc.                                    45,200          986
Dayton Hudson Corp.                                        106,800        6,942
Deluxe Corp.                                                22,100          861
Dillard's, Inc. Class A                                     17,000          597
Disney (Walt) Co.                                           46,000        1,417
Eastman Kodak Co.                                           53,889        3,651
Electronic Arts, Inc. (a)                                   16,200          875
Federated Department Stores, Inc. (a)                       13,400          709
Fortune Brands, Inc.                                        18,500          765
Gap, Inc.                                                  332,950       16,772
Harcourt General, Inc.                                      17,600          908
Harrah's Entertainment, Inc. (a)                            28,400          625
Hasbro, Inc.                                               138,650        3,874
Hollinger International, Inc. Class A                       10,000          119
Home Depot, Inc. (The)                                     291,200       18,764
Intimate Brands, Inc. Class A                                7,350          348
JC Penney & Co., Inc.                                       10,000          486
Kmart Corp. (a)                                            245,600        4,037
Kohl's Corp. (a)                                            60,600        4,678
Limited, Inc. (The)                                         40,402        1,833
Lowe's Cos., Inc.                                          221,400       12,551
Manpower, Inc.                                               7,100          161
Mattel, Inc.                                               222,703        5,888
May Department Stores Co.                                   49,350        2,017
Maytag Corp.                                                11,300          787
McDonald's Corp.                                            44,900        1,855
MediaOne Group, Inc. (a)                                   178,300       13,261
Meredith Corp.                                                 200            7
Metro-Goldwyn-Mayer, Inc. (a)                                2,600           47
Mirage Resorts, Inc. (a)                                    62,400        1,045
Modis Professional Services, Inc. (a)                       19,300          265
Neiman-Marcus Group, Inc. (a)                                4,400          113
New York Times Co. Class A                                 103,000        3,792
Newell Rubbermaid, Inc.                                      2,477          115
Nielsen Media Research (a)                                  10,299          301
Office Depot, Inc. (a)                                      31,100          686
Ogden Corp.                                                  2,400           65
Omnicom Group, Inc.                                         30,700        2,456
Payless ShoeSource, Inc. (a)                                 5,200          278
Premark International, Inc.                                  3,400          128
Premier Parks, Inc. (a)                                      4,800          176
Promus Hotel Corp. (a)                                       4,325          134
QUALCOMM, Inc. (a)                                           9,800        1,406
Royal Caribbean Cruises, Ltd.                               79,700        3,487
Russell Corp.                                                5,100           99
Saks, Inc. (a)                                              19,800          572

2  Equity I Fund

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                          --------     --------

Sears Roebuck & Co.                                         79,100        3,525
Shaw Industries, Inc. (a)                                   32,600          538
Starbucks Corp. (a)                                         34,700        1,297
Starwood Hotels & Resorts Worldwide,
 Inc.                                                        6,300          193
TCI Music, Inc. Class A (a)                                  1,800           64
Time Warner, Inc.                                          114,900        8,445
TJX Cos., Inc.                                              71,300        2,375
Toys "R" Us, Inc. (a)                                       33,000          683
Tribune Co.                                                 44,100        3,842
Tricon Global Restaurants, Inc. (a)                         10,700          579
Tupperware Corp.                                            16,800          428
Univision Communications, Inc.
 Class A (a)                                                 2,100          139
USA Networks, Inc. (a)                                      67,600        2,708
V.F. Corp.                                                  73,200        3,129
Valassis Communications, Inc. (a)                           12,300          450
Viacom, Inc. Class B (a)                                   136,300        5,997
Viad Corp.                                                  41,400        1,281
Wal-Mart Stores, Inc.                                      269,100       12,984
Whirlpool Corp.                                             46,000        3,404
Young & Rubicam, Inc.                                        1,500           67
                                                                    -----------
                                                                        216,131
                                                                    -----------

CONSUMER STAPLES - 5.0%
Albertson's, Inc.                                           61,825        3,188
Anheuser-Busch Cos., Inc.                                   29,500        2,093
Clorox Co.                                                  14,000        1,495
Coca-Cola Co. (The)                                         81,900        5,119
Coca-Cola Enterprises, Inc.                                 31,800          946
Colgate-Palmolive Co.                                       30,800        3,042
ConAgra, Inc.                                               77,800        2,071
Coors (Adolph) Co. Class B                                   1,100           54
CVS Corp.                                                  104,500        5,303
Dole Food Co., Inc.                                          3,200           94
Flowers Industries, Inc.                                    38,000          824
General Mills, Inc.                                         15,500        1,246
Gillette Co.                                                41,000        1,681
Hannaford Brothers Co.                                       3,200          171
Heinz (H.J.) Co.                                            22,800        1,143
Hormel Foods Corp.                                          17,600          708
IBP, Inc.                                                   36,900          876
International Flavors
 & Fragrances, Inc.                                          6,900          306
Interstate Bakeries Corp.                                   17,600          395
Keebler Foods Co. (a)                                        8,300          252
Kroger Co. (a)                                             184,800        5,163
Nabisco Holdings Corp. Class A                              12,700          549
PepsiCo, Inc.                                              234,100        9,057
Philip Morris Cos., Inc.                                   264,100       10,614
Procter & Gamble Co.                                        86,100        7,684
Quaker Oats Co.                                             23,000        1,527
R.J. Reynolds Tobacco
 Holdings, Inc. (a)                                          7,267          229
Rite Aid Corp.                                              37,700          928
Safeway, Inc. (a)                                           87,100        4,311
SuperValu, Inc.                                             44,900        1,153
SYSCO Corp.                                                  1,200           36
Tyson Foods, Inc. Class A                                   38,000          855
Unilever NV (a)                                             17,767        1,239
Universal Corp.                                             13,000          370
UST Corp.                                                   33,400          977
Walgreen Co.                                                43,200        1,270
Weis Markets, Inc.                                           2,200           87
                                                                    -----------
                                                                         77,056
                                                                    -----------

FINANCIAL SERVICES - 19.2%
AFLAC, Inc.                                                154,000        7,373
Allstate Corp.                                             332,432       11,926
Ambac Financial Group, Inc.                                 39,300        2,245
American Express Co.                                        31,100        4,047
American Financial Group, Inc.                              21,900          746
American General Corp.                                      11,900          897
American International Group, Inc.                         134,861       15,787
Ameritrade Holding Corp. Class A (a)                           600           64
AmSouth Bancorp                                             84,775        1,966
Associates First Capital Corp. Class A                     164,622        7,295
Astoria Financial Corp.                                     29,100        1,277
Automatic Data Processing, Inc.                            207,800        9,143
Bank of America Corp.                                      240,241       17,613
Bank of New York Co., Inc.                                  17,300          635
Bank One Corp.                                              91,000        5,420
BankBoston Corp.                                            75,900        3,880
BB&T Corp.                                                  11,700          429
Bear Stearns Cos., Inc.                                     13,220          618
Berkshire Hathaway, Inc. Class A (a)                             1           69
Berkshire Hathaway, Inc. Class B (a)                           287          643
Capital One Financial Corp.                                 41,600        2,317
Centura Banks, Inc.                                            700           39
Charter One Financial, Inc.                                 59,865        1,661
Chase Manhattan Corp.                                      170,684       14,786
Chubb Corp. (The)                                            9,700          674
CIGNA Corp.                                                  8,000          712
Citigroup, Inc.                                            211,250       10,034
City National Corp.                                          2,000           75
Comerica, Inc.                                              24,700        1,468
Commerce Bancshares, Inc.                                   27,179        1,092
Concord EFS, Inc. (a)                                       25,500        1,079
Conseco, Inc.                                              235,944        7,182
Countrywide Credit Industries, Inc.                         14,100          603
Dime Bancorp, Inc.                                          66,000        1,328
Dow Jones & Co., Inc.                                       27,500        1,459

                                                                 Equity I Fund 3

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------

DST Systems, Inc. (a)                                       15,600          981
Dun & Bradstreet Corp.                                       6,100          216
Edwards (A.G.), Inc.                                         1,341           43
Everest Reinsurance Holdings, Inc.                          19,100          623
Federal Home Loan Mortgage Corp.                           158,700        9,205
Federal National Mortgage Association                      123,100        8,417
Fifth Third Bancorp                                         21,300        1,418
First Data Corp.                                           105,500        5,163
First Union Corp.                                           15,800          743
Firstar Corp.                                               18,100          507
FirstMerit Corp.                                             1,900           53
Fleet Financial Group, Inc.                                155,400        6,896
Foundation Health Systems, Inc. (a)                         21,800          327
Franklin Resources, Inc.                                    74,600        3,031
Fremont General Corp.                                       32,400          612
Fulton Financial Corp.                                         500           10
Golden State Bancorp, Inc. (a)                               4,500           99
Golden West Financial Corp.                                 26,400        2,587
Goldman Sachs Group, Inc. (a)                               28,800        2,081
Hartford Financial Services
 Group, Inc. (The)                                          63,200        3,685
Hibernia Corp. Class A                                       2,500           39
Highwoods Properties, Inc.                                   1,900           52
Huntington Bancshares, Inc.                                  1,000           35
Jefferson-Pilot Corp.                                       48,850        3,233
KeyCorp                                                     14,800          475
Lehman Brothers Holdings, Inc.                              40,900        2,546
Lincoln National Corp.                                       2,200          115
M & T Bank Corp.                                               400          220
Marshall & Ilsley Corp.                                      1,100           71
MBIA, Inc.                                                  92,400        5,983
MBNA Corp.                                                 587,268       17,985
Merrill Lynch & Co., Inc.                                   29,500        2,358
MGIC Investment Corp.                                      143,600        6,983
Morgan (J.P.) & Co., Inc.                                   36,000        5,058
Morgan Stanley Dean Witter & Co.                           207,590       21,278
National City Corp.                                         31,500        2,063
National Commerce Bancorp                                    1,300           28
Newcourt Credit Group, Inc.                                139,200        1,801
North Fork Bancorp., Inc.                                   17,700          377
Old Kent Financial Corp.                                     9,067          380
Old Republic International Corp.                           136,075        2,356
Pacific Century Financial Corp.                             30,700          662
PaineWebber Group, Inc.                                        400           19
Patriot American Hospitality, Inc.                           1,499            7
Paychex, Inc.                                               79,450        2,523
Peoples Heritage Financial Group                            62,000        1,166
PMI Group, Inc. (The)                                        1,200           75
PNC Bank Corp.                                               9,300          536
Post Properties, Inc.                                        1,200           49
Price (T. Rowe) & Associates, Inc.                           1,700           65
Provident Cos., Inc.                                         8,100          324
Providian Financial Corp.                                   30,700        2,870
Regions Financial Corp.                                      2,500           95
Republic of New York Corp.                                   8,100          552
Ryder System, Inc.                                          69,100        1,797
SAFECO Corp.                                                12,900          569
Schwab (Charles) Corp.                                      30,400        3,340
SEI Corp.                                                      200           18
SLM Holding Corp.                                            8,100          371
SouthTrust Corp.                                            11,350          435
Sovereign Bancorp, Inc.                                     50,200          612
Spieker Properties, Inc.                                     1,200           47
Summit Bancorp                                              13,800          577
SunGard Data Systems  (a)                                   16,900          583
SunTrust Banks, Inc.                                        22,000        1,528
TCF Financial Corp.                                          1,100           31
Torchmark Corp.                                             17,400          594
Transamerica Financial Corp.                                 4,400          330
Transatlantic Holdings, Inc.                                 1,400          105
Travelers Property Casualty Corp.
 Class A                                                    11,800          462
Trustmark Corp.                                                500           11
U.S. Bancorp                                               112,200        3,815
U.S. Trust Corp.                                               900           83
UnionBanCal Corp.                                           29,100        1,051
UNUM Corp.                                                   4,800          263
Valley National Bancorp                                        800           23
Waddell & Reed Financial, Inc.
 Class A                                                     2,600           71
Washington Mutual, Inc.                                    211,464        7,480
Wells Fargo Co.                                            178,300        7,621
Zions Bancorp                                                4,000          253
                                                                    -----------
                                                                        297,728
                                                                    -----------

HEALTH CARE - 10.6%
Aetna, Inc.                                                 38,400        3,434
Allergan, Inc.                                              11,100        1,232
ALZA Corp. (a)                                              54,500        2,773
American Home Products Corp.                               138,500        7,964
Amgen, Inc. (a)                                             53,300        3,241
Andrx Corp. (a)                                                700           54
AstraZeneca Group PLC - ADR                                 36,611        1,435
Bausch & Lomb, Inc.                                          5,800          444
Baxter International, Inc.                                 100,600        6,099
Becton, Dickinson & Co.                                      1,900           57
Bergen Brunswig Corp. Class A                               42,600          735
Biomet, Inc.                                                66,800        2,647
Bristol-Myers Squibb Co.                                   287,920       20,280
Cardinal Health, Inc.                                       54,554        3,498
Columbia/HCA Healthcare Corp.                              301,900        6,887

4  Equity I Fund

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                          --------     --------

DENTSPLY International, Inc.                                 1,500           43
Express Scripts, Inc. Class A (a)                            9,900          596
Guidant Corp.                                                3,400          175
HCR Manor Care, Inc. (a)                                    20,400          493
HEALTHSOUTH Corp. (a)                                       10,300          154
ICN Pharmaceuticals, Inc.                                   14,800          476
IVAX Corp. (a)                                              23,900          338
Johnson & Johnson                                          116,200       11,388
Lilly (Eli) & Co.                                           40,100        2,872
Lincare Holdings, Inc. (a)                                     300            8
Mallinckrodt, Inc.                                          75,100        2,732
McKesson HBOC, Inc.                                        135,736        4,361
Meditrust Cos.                                               3,300           43
Medtronic, Inc.                                             22,000        1,713
Merck & Co., Inc.                                          190,000       14,060
Mylan Laboratories, Inc.                                   201,000        5,327
Oxford Health Plans, Inc. (a)                               11,300          175
PacifiCare Health Systems, Inc.
 Class B (a)                                                30,500        2,194
Pfizer, Inc.                                               130,300       14,300
Pharmacia & Upjohn, Inc.                                   113,300        6,437
Quintiles Transnational Corp. (a)                           45,700        1,917
Schering-Plough Corp.                                      252,600       13,388
St. Jude Medical, Inc.  (a)                                  7,500          267
Tenet Healthcare Corp. (a)                                   9,500          176
Triad Hospitals, Inc. (a)                                    7,210           97
United Healthcare Corp.                                      1,800          113
Warner-Lambert Co.                                         286,100       19,847
                                                                    -----------
                                                                        164,470
                                                                    -----------

INTEGRATED OILS - 3.0%
Amerada Hess Corp.                                          62,500        3,719
Ashland, Inc.                                               52,200        2,095
Atlantic Richfield Co.                                       8,600          719
Chevron Corp.                                                8,200          781
Coastal Corp.                                               67,400        2,696
Exxon Corp.                                                145,420       11,216
Kerr-McGee Corp.                                            10,600          532
Mobil Corp.                                                 31,300        3,099
Phillips Petroleum Co.                                      38,400        1,932
Royal Dutch Petroleum Co.                                   17,100        1,030
Texaco, Inc.                                               120,300        7,519
Unocal Corp.                                                93,400        3,700
USX-Marathon Group                                         206,100        6,710
                                                                    -----------
                                                                         45,748
                                                                    -----------

MATERIALS AND PROCESSING - 6.3%
Air Products & Chemicals, Inc.                              54,800        2,206
Albemarle Corp.                                              2,300           53
Alcan Aluminum, Ltd.                                        10,600          339
Alcoa, Inc.                                                 42,500        2,630
American Standard Cos., Inc. (a)                             8,800          422
Archer-Daniels-Midland Co.                                  45,000          695
Armstrong World Industries, Inc.                             6,800          393
Avery Dennison Corp.                                        12,400          749
Boise Cascade Corp.                                         15,858          680
Cabot Corp.                                                 17,200          416
Centex Corp.                                                35,700        1,341
Champion International Corp.                                 8,400          402
Consolidated Papers, Inc.                                   11,900          318
Crompton & Knowles Corp.                                     1,100           22
Crown Cork & Seal Co., Inc.                                 14,300          408
Dow Chemical Co.                                            35,000        4,441
du Pont (E.I.) de Nemours & Co.                             44,300        3,026
Eastman Chemical Co.                                        12,500          647
Ecolab, Inc.                                                   300           13
Engelhard Corp.                                             29,400          665
Fluor Corp.                                                 14,300          579
FMC Corp. (a)                                               11,700          799
Fort James Corp.                                            70,900        2,685
Freeport-McMoRan Copper
 & Gold, Inc. Class B                                       13,600          244
Georgia-Pacific Group                                       31,000        1,469
Goodrich (B.F.) Co.                                         48,900        2,078
Great Lakes Chemical Corp.                                  23,700        1,092
Harsco Corp.                                                18,500          592
Illinois Tool Works, Inc.                                   33,800        2,772
IMC Global, Inc.                                            55,300          975
International Paper Co.                                    112,274        5,670
Lafarge Corp.                                               15,600          553
Louisiana Pacific Corp.                                     23,100          549
Lubrizol Corp.                                               9,000          245
Millennium Chemicals, Inc.                                  10,600          250
Minnesota Mining
 & Manufacturing Co.                                         6,200          539
Monsanto Co.                                               109,800        4,330
Nalco Chemical Co.                                           8,800          457
Nucor Corp.                                                 22,000        1,044
Owens Corning                                               64,600        2,221
Owens-Illinois, Inc. (a)                                    13,800          451
Pentair, Inc.                                                5,100          233
Phelps Dodge Corp.                                          62,500        3,871
Praxair, Inc.                                               61,900        3,029
Reynolds Metals Co.                                         47,600        2,808
Rohm & Haas Co.                                              4,600          197
Sealed Air Corp. New (a)                                    26,400        1,713
Sherwin-Williams Co.                                       172,400        4,784
Sigma Aldrich Corp.                                         14,000          482
Smurfit-Stone Container Corp. (a)                           24,800          508
Solutia, Inc.                                                1,400           30
Sonoco Products Co.                                         49,990        1,497

                                                                 Equity I Fund 5

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                          --------     --------

Southdown, Inc.                                              2,200          141
Temple-Inland, Inc.                                         18,800        1,283
Tyco International, Ltd.                                   248,158       23,513
Union Carbide Corp.                                         11,100          541
USG Corp.                                                   16,300          913
USX-U.S. Steel Group                                         2,300           62
Valspar Corp.                                                1,100           42
Vulcan Materials Co.                                         9,300          449
W.R. Grace & Co. New (a)                                    51,400          944
Waters Corp. (a)                                             7,600          404
Westvaco Corp.                                              11,500          333
Willamette Industries, Inc.                                  9,600          441
Witco Corp.                                                 14,400          287
                                                                    -----------
                                                                         97,965
                                                                    -----------

MISCELLANEOUS - 0.2%
AMB Property Corp.                                             900           21
Archstone Communities Trust                                    800           18
Arden Realty Group, Inc.                                     2,300           57
Avalonbay Communities, Inc.                                  2,100           78
CarrAmerica Realty Corp.                                     2,500           63
Convergys Corp. NPV (a)                                     15,700          302
Crestline Capital Corp. (a)                                  3,320           56
Duke Realty Investments, Inc.                               49,800        1,124
Equity Office Properties Trust                               4,300          110
FBR Asset Investment Corp. (a)                              31,600          427
Host Marriott Corp.                                         44,784          532
HRPT Properties Trust                                        3,900           60
Prison Realty Corp.                                          2,361           23
ProLogis Trust                                               2,400           49
Public Storage, Inc.                                         3,000           84
Safety-Kleen Corp. (a)                                       8,300          150
ServiceMaster Co.                                           12,300          230
                                                                    -----------
                                                                          3,384
                                                                    -----------

OTHER ENERGY - 1.6%
Apache Corp.                                                28,400        1,108
BEC Energy                                                   4,500          186
BP Amoco PLC - ADR                                          56,242        6,102
Burlington Resources, Inc.                                   7,300          316
Conoco, Inc. Class A                                       137,700        3,838
Constellation Energy Group, Inc.                            75,500        2,237
El Paso Energy Corp.                                        25,400          894
Enron Oil & Gas Co.                                         21,500          435
ENSCO International, Inc.                                   24,600          490
Noble Drilling Corp.  (a)                                    9,200          181
Occidental Petroleum Corp.                                  30,800          651
R&B Falcon Corp. (a)                                        18,800          176
Santa Fe Snyder Corp. (a)                                    2,600           20
Sempra Energy                                               46,300        1,048
Sunoco, Inc.                                                69,900        2,110
Tidewater, Inc.                                             27,599          842
Tosco Corp.                                                 75,000        1,945
Transocean Offshore, Inc.                                   49,700        1,305
Ultramar Diamond Shamrock Corp.                             32,800          715
Union Pacific Resources Group, Inc.                         26,600          433
                                                                    -----------
                                                                         25,032
                                                                    -----------

PRODUCER DURABLES - 6.2%
Allied Waste Industries, Inc. (a)                            4,700           93
AlliedSignal, Inc.                                           3,600          227
Applied Materials, Inc. (a)                                104,700        7,735
Briggs & Stratton Corp.                                      7,200          416
Caterpillar, Inc.                                          149,100        8,946
Cordant Technologies, Inc.                                   3,700          167
Crane Co.                                                   17,700          556
Cummins Engine Co., Inc.                                    11,200          640
Deere & Co.                                                103,100        4,085
Emerson Electric Co.                                           900           57
General Electric Co.                                       176,800       19,978
Gulfstream Aerospace Corp. (a)                              16,800        1,135
Honeywell, Inc.                                             15,300        1,773
Ingersoll-Rand Co.                                          94,700        6,120
Johnson Controls, Inc.                                      22,200        1,539
KLA Instruments Corp. (a)                                   31,000        2,009
Lexmark International Group, Inc.
  Class A (a)                                               11,000          727
Litton Industries, Inc. (a)                                 14,700        1,055
Lockheed Martin Corp.                                      170,600        6,355
Miller (Herman), Inc.                                        3,500           73
Molex, Inc.                                                  3,625          134
National Service Industries, Inc.                            5,800          209
Northrop Grumman Corp.                                      36,600        2,427
Novellus Systems, Inc. (a)                                  15,700        1,071
Pall Corp.                                                  21,200          470
Parker-Hannifin Corp.                                       22,800        1,043
Pitney Bowes, Inc.                                          18,800        1,208
Pulte Corp.                                                  5,600          129
Rockwell International Corp.                                 6,300          383
Snap-On Tools Corp.                                          4,800          174
Solectron Corp. (a)                                         11,000          734
Teradyne, Inc. (a)                                           9,100          653
Thermo Instrument Systems, Inc. (a)                          4,200           67
Thomas & Betts Corp.                                         7,300          345
Uniphase Corp. (a)                                           9,600        1,594
United Technologies Corp.                                   95,400        6,839
Waste Management, Inc.                                      57,800        3,107
WESCO International, Inc. (a)                                5,000           99
Xerox Corp.                                                198,000       11,693
York International Corp.                                     3,400          145
                                                                    -----------
                                                                         96,210
                                                                    -----------

6  Equity I Fund

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                          --------     --------

TECHNOLOGY - 16.1%
3Com Corp.  (a)                                              8,700          232
Adaptec, Inc. (a)                                            1,300           46
ADC Telecommunications, Inc. (a)                            10,500          478
Adobe Systems, Inc.                                          6,600          542
Altera Corp. (a)                                            44,400        1,632
America Online, Inc. (a)                                    61,200        6,763
American Management
 Systems, Inc. (a)                                             300           10
Apple Computer, Inc. (a)                                    65,200        3,020
Arrow Electronics, Inc. (a)                                 31,800          604
Ask Jeeves, Inc. (a)                                           400            6
At Home Corp. Series A (a)                                   2,600          140
Avnet, Inc.                                                  5,400          251
BMC Software, Inc. (a)                                      45,700        2,465
Cadence Design Systems, Inc. (a)                            14,900          190
CIENA Corp. (a)                                              1,800           54
Cisco Systems, Inc. (a)                                    473,900       30,537
Citrix Systems, Inc. (a)                                     4,200          236
CNET, Inc. (a)                                               1,000           58
COMPAQ Computer Corp.                                      215,000        5,093
Computer Associates
 International, Inc.                                        90,000        4,950
Computer Sciences Corp. (a)                                    400           28
Compuware Corp. (a)                                         79,600        2,527
Conexant Systems, Inc. (a)                                   1,300           75
Cooper Industries, Inc.                                     11,100          577
Dell Computer Corp. (a)                                    497,600       18,380
DoubleClick, Inc. (a)                                          100            9
EarthLink Network, Inc. (a)                                 21,000        1,290
Electronic Data Systems Corp.                               75,426        4,266
EMC Corp. (a)                                              193,400       10,637
Galileo International, Inc.                                 21,500        1,149
Gateway, Inc. (a)                                            1,200           71
General Instrument Corp. (a)                                12,600          536
General Motors Corp. Class H (a)                             4,100          231
Hewlett-Packard Co.                                         64,400        6,472
IMS Health, Inc.                                           107,000        3,344
Inktomi Corp. (a)                                            5,700          750
Intel Corp.                                                416,928       24,781
International Business
 Machines Corp.                                            195,100       25,217
Juniper Networks, Inc. (a)                                   1,500          223
Koninklijke (Royal) Philips Electronics
 NV (a)                                                     32,172        3,245
L-3 Communications
 Holdings, Inc. (a)                                          2,500          121
Loral Space &
 Communications, Ltd. (a)                                   21,900          394
LSI Logic Corp. (a)                                         46,700        2,154
Lucent Technologies, Inc.                                  308,300       20,772
Metromedia Fiber Network, Inc.
 Class A (a)                                                 2,600           93
Micron Technology, Inc. (a)                                 39,100        1,576
Microsoft Corp. (a)                                        315,700       28,452
MindSpring Enterprises, Inc. (a)                            36,000        1,595
Motorola, Inc.                                              10,000          948
National Semiconductor Corp. (a)                            32,400          820
New Era of Networks, Inc. (a)                                4,700          206
Nortel Networks Corp.                                       37,200        3,229
Novell, Inc. (a)                                            19,400          514
Oracle Systems Corp. (a)                                   158,350        5,879
Parametric Technology Corp. (a)                              6,400           89
PMC - Sierra, Inc. (a)                                       2,800          165
Quantum Corp. (a)                                           25,100          602
Qwest Communications
 International, Inc. (a)                                     4,600          152
RealNetworks, Inc. (a)                                         200           14
SCI Systems, Inc.  (a)                                       5,500          261
Scientific-Atlanta, Inc.                                    51,700        1,861
Seagate Technology (a)                                      50,200        1,286
Sterling Commerce, Inc. (a)                                  3,400          124
Sterling Software, Inc. (a)                                 15,800          422
Sun Microsystems, Inc. (a)                                  50,200        3,458
Synopsys, Inc. (a)                                           9,200          507
Tandy Corp.                                                  1,200           59
Tech Data Corp. (a)                                          7,200          275
Tellabs, Inc. (a)                                           18,100        1,223
Texas Instruments, Inc.                                     37,500        5,438
Textron, Inc.                                               33,900        2,790
Unisys Corp. (a)                                            23,100          899
Vishay Intertechnology, Inc. (a)                            21,681          455
Yahoo!, Inc. (a)                                             2,600          447
                                                                    -----------
                                                                        248,395
                                                                    -----------

UTILITIES - 8.4%
Aliant Communications, Inc.                                    200            9
Allegheny Energy, Inc.                                      19,600          628
Alliant Energy Corp. (a)                                     4,000          114
Ameren Corp.                                                16,100          618
American Electric Power Co., Inc.                            8,700          327
American Tower Corp. Class A (a)                            14,900          358
American Water Works, Inc.                                  13,700          421
Ameritech Corp.                                              9,200          676
AT&T Corp.                                                 178,229        9,947
Bell Atlantic Corp.                                        229,300       14,990
BellSouth Corp.                                             20,500          961
Calpine Corp. (a)                                            1,600           86
Carolina Power & Light Co.                                     300           13
Central & Southwest Corp.                                   52,800        1,234
CenturyTel, Inc.                                            95,850        3,810
Cinergy Corp.                                               16,700          534

                                                                 Equity I Fund 7

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                          --------     --------

Comcast Corp. Class A                                        4,000          143
Comcast Corp. Special Class A                               98,400        3,782
Comsat Corp. Series 1                                       12,200          397
Consolidated Edison, Inc.                                   65,700        2,973
Consolidated Natural Gas Co.                                   100            6
Cox Communications, Inc. Class A (a)                        38,000        1,399
Crown Castle International Corp. (a)                        15,500          322
Dominion Resources, Inc.                                    14,000          606
DTE Energy Co.                                              24,200          968
Edison International                                        32,500          869
Energy East Corp.                                           31,200          811
FirstEnergy Corp.                                           41,300        1,280
Florida Progress Corp.                                       7,400          306
FPL Group, Inc.                                             31,400        1,715
Frontier Corp.                                               4,533          267
GPU, Inc.                                                   33,400        1,409
GTE Corp.                                                   46,900        3,553
Kansas City Power & Light Co.                               10,300          263
KeySpan Corp. (a)                                            6,580          174
Level 3 Communications, Inc. (a)                             5,800          349
MCI WorldCom, Inc. (a)                                     268,424       23,084
Montana Power Co.                                            2,200          155
National Fuel & Gas Co.                                        800           39
New Century Energies, Inc.                                   3,000          116
Nextel Communications, Inc.
 Class A (a)                                                40,000        2,008
Nokia Corp. - ADR                                          227,900       20,867
OGE Energy Corp.                                             1,100           26
Paging Network, Inc. (a)                                   103,200          497
Peco Energy Co.                                             43,600        1,826
PG&E Corp.                                                  95,600        3,107
Pinnacle West Capital Corp.                                 24,000          966
Potomac Electric Power Co.                                  18,400          542
PP&L Resources, Inc.                                         5,800          178
Public Service Enterprise Group, Inc.                       28,200        1,153
Questar Corp.                                               26,000          497
RCN Corp. (a)                                                8,500          354
Reliant Energy, Inc. NPV                                    18,100          500
SBC Communications, Inc.                                   104,000        6,032
Sprint Corp.                                                38,000        2,007
Texas Utilities Co.                                         10,500          433
U.S. West, Inc.                                             48,300        2,838
Unicom Corp.                                                67,500        2,603
United States Cellular Corp. (a)                               400           21
UtiliCorp United, Inc.                                      14,850          361
Vodafone Group PLC - ADR                                     4,500          887
VoiceStream Wireless Corp. NPV (a)                             900           26
Western Resources, Inc.                                     11,000          293
Western Wireless Corp.
 NPV Class A (a)                                             2,700           73
Williams Cos. (The)                                         35,700        1,519
WinStar Communications, Inc. (a)                             5,700          278
Wisconsin Energy Corp.                                      18,200          456
                                                                    -----------
                                                                        130,060
                                                                    -----------

TOTAL COMMON STOCKS
(cost $1,065,268)                                                     1,469,302
                                                                    -----------

PREFERRED STOCKS - 0.1%
Sealed Air Corp.
 Series A New (conv.)                                       28,200        1,763
                                                                    -----------

TOTAL PREFERRED STOCKS
(cost $1,027)                                                             1,763
                                                                    -----------

                                                          PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                              $
                                                         -----------
SHORT-TERM INVESTMENTS - 4.3%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                                          61,012       61,012
United States Treasury Notes
  5.875% due 07/31/99 (b)(c)
                                                             5,750        5,755
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,767)                                                           66,767
                                                                    -----------

TOTAL INVESTMENTS - 99.3%
(identified cost $1,133,062)                                          1,537,832

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                               11,090
                                                                    -----------


NET ASSETS - 100.0%                                                   1,548,922
                                                                    ===========

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting

See accompanying notes which are an integral part of the financial statements.


8  Equity I Fund

EQUITY I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                              UNREALIZED
                                              NUMBER         APPRECIATION
                                                OF          (DEPRECIATION)
                                             CONTRACTS           (000)
                                            -----------     ----------------

FUTURE CONTRACTS

S&P 500 Index
   expiration date 09/99                           205      $          2,725
                                                            ----------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures                           $          2,725
    Contracts Purchased                                     ================



  See accompanying notes which are an integral part of the financial statements.


                                                                 Equity I Fund 9

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                         JUNE 30, 1999 (UNAUDITED)
ASSETS
Investments at market (identified cost $1,133,062) .................................................  $ 1,537,832
Cash ...............................................................................................          717
Foreign currency holdings (identified cost $29) ....................................................           23
Receivables:
 Dividends and interest ............................................................................        1,702
 Investments sold ..................................................................................       16,659
 Fund shares sold ..................................................................................       17,435
 Daily variation margin on futures contracts .......................................................        1,318
                                                                                                      -----------
   Total Assets ....................................................................................    1,575,686

LIABILITIES
Payables:
 Investments purchased ...........................................................  $    13,608
 Fund shares redeemed ............................................................       12,386
 Accrued fees to affiliates ......................................................          758
 Other accrued expenses ..........................................................           12
                                                                                    -----------
   Total Liabilities ...............................................................................       26,764
                                                                                                      -----------
NET ASSETS .........................................................................................  $ 1,548,922
                                                                                                      ===========

NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................  $     2,493
Accumulated net realized gain (loss) ...............................................................      143,456
Unrealized appreciation (depreciation) on:
 Investments .......................................................................................      404,770
 Futures contracts .................................................................................        2,725
 Foreign currency-related transactions .............................................................           (6)
Shares of beneficial interest ......................................................................          398
Additional paid-in capital .........................................................................      995,086
                                                                                                      -----------

NET ASSETS .........................................................................................  $ 1,548,922
                                                                                                      ===========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($24,304,755 divided by 624,239 shares of $.01 par
   value shares of beneficial interest outstanding) ................................................  $     38.94
                                                                                                      ===========
 Class I ($1,524,616,853 divided by 39,142,763 shares of $.01
   par value shares of beneficial interest outstanding) ............................................  $     38.95
                                                                                                      ===========

See accompanying notes which are an integral part of the financial statements.

10  Equity I Fund

EQUITY I FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                            FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends .........................................................................................  $     8,165
 Dividends from Money Market Fund ..................................................................        1,206
 Interest ..........................................................................................          115
                                                                                                      -----------

   Total Investment Income .........................................................................        9,486

EXPENSES
 Advisory fees ...................................................................  $     3,902
 Administrative fees .............................................................          357
 Custodian fees ..................................................................          173
 Transfer agent fees .............................................................          199
 Professional fees ...............................................................           20
 Registration fees - Class I .....................................................           42
 Shareholder servicing fees - Class E ............................................            7
 Trustees' fees ..................................................................            3
 Miscellaneous ...................................................................           58
                                                                                    -----------
   Total Expenses ..................................................................................        4,761
                                                                                                      -----------
Net investment income ..............................................................................        4,725
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .....................................................................      111,728
 Futures contracts ...............................................................        4,690           116,418
                                                                                    -----------
Net change in unrealized appreciation (depreciation) on:
 Investments .....................................................................       39,634
 Futures contracts ...............................................................          967
 Foreign currency-related transactions ...........................................           (3)           40,598
                                                                                    -----------       -----------
Net realized and unrealized gain (loss) ............................................................      157,016
                                                                                                      -----------
Net increase (decrease) in net assets resulting from operations ....................................  $   161,741
                                                                                                      ===========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund 11

EQUITY I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                             FOR THE SIX MONTHS     FOR THE YEAR
                                                                             ENDED JUNE 30, 1999        ENDED
                                                                                 (UNAUDITED)      DECEMBER 31, 1998
                                                                             ---------------------------------------
OPERATIONS
 Net investment income .....................................................  $           4,725     $      10,430
 Net realized gain (loss) ..................................................            116,418           122,357
 Net change in unrealized appreciation (depreciation) ......................             40,598           155,425
                                                                              -----------------     -------------
   Net increase (decrease) in net assets resulting from operations .........            161,741           288,212
                                                                              -----------------     -------------
DISTRIBUTIONS
 From net investment income
   Class I .................................................................             (2,232)          (10,430)
 In excess of net investment income
   Class I .................................................................                 --               (64)
 From net realized gain on investments
   Class I .................................................................             (9,808)          (92,776)
                                                                              -----------------     -------------
     Net decrease from distributions .......................................            (12,040)         (103,270)
                                                                              -----------------     -------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .............             17,517            60,389
                                                                              -----------------     -------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ................................            167,218           245,331

NET ASSETS
 Beginning of period .......................................................          1,381,704         1,136,373
                                                                              -----------------     -------------
 End of period (including undistributed net investment income of
   $2,493 at June 30, 1999) ...............................................   $       1,548,922     $   1,381,704
                                                                              =================     =============

See accompanying notes which are an integral part of the financial statements.

12  Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                          1999*
                                                                                                       ----------

NET ASSET VALUE, BEGINNING OF PERIOD ...............................................................   $    38.01
                                                                                                       ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ........................................................................          .02
 Net realized and unrealized gain (loss) on investments ............................................          .91
                                                                                                       ----------
   Total Income From Investment Operations .........................................................          .93
                                                                                                       ----------
NET ASSET VALUE, END OF PERIOD .....................................................................   $    38.94
                                                                                                       ==========
TOTAL RETURN (%)(a)  ...............................................................................         2.45

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .......................................................       24,305

 Ratios to average net assets (%)(d):
   Operating expenses ..............................................................................           --
   Net investment income ...........................................................................           --

 Portfolio turnover rate (%)(b)  ...................................................................        98.21


*   For the period May 14, 1999 (commencement of sale) to June 30, 1999
    (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.
(d) The ratios are not meaningful due to the Class's short period of operations.

                                                               Equity I Fund  13

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                  1999*            1998            1997           1996       1995        1994
                                              -------------    ------------    -----------    ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $       35.17    $      30.51    $     30.34    $    28.00  $    23.32  $    24.91
                                              -------------    ------------    -----------    ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d) ................             .12             .27            .34           .42         .52         .62
 Net realized and unrealized gain (loss) on
   investments ............................            3.98            7.10           8.89          5.96        7.71        (.41)
                                              -------------    ------------    -----------    ----------  ----------  ----------
   Total Income From Investment Operations             4.10            7.37           9.23          6.38        8.23         .21
                                              -------------    ------------    -----------    ----------  ----------  ----------

DISTRIBUTIONS
 From net investment income ...............            (.06)           (.27)          (.34)         (.42)       (.52)       (.62)
 From net realized gain on investments ....            (.26)          (2.44)         (8.72)        (3.62)      (3.03)      (1.18)
                                              -------------    ------------    -----------    ----------  ----------  ----------
     Total Distributions ..................            (.32)          (2.71)         (9.06)        (4.04)      (3.55)      (1.80)
                                              -------------    ------------    -----------    ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD ............   $       38.95    $      35.17    $     30.51    $    30.34  $    28.00  $    23.32
                                              =============    ============    ===========    ==========  ==========  ==========

TOTAL RETURN (%)(a)(c) ....................           11.72           25.10          32.02         23.58       35.94         .79

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)       1,524,617       1,381,704      1,136,373       961,953     751,497     547,242

 Ratios to average net assets (%)(b)(c):
   Operating expenses .....................             .67             .70            .70           .71         .59         .12
   Net investment income ..................             .67             .82            .96          1.38        1.91        2.52

 Portfolio turnover rate (%)(b)  ..........           98.21          100.68         110.75         99.51       92.04       75.02


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



14  Equity I Fund

EQUITY II FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------
COMMON STOCKS - 95.2%
AUTO AND TRANSPORTATION - 5.3%
AAR Corp.                                                    40,000         908
ABC Rail Products Corp. (a)                                   7,000         142
Airborne Freight Corp.                                       25,400         703
AirNet Systems, Inc. (a)                                      9,100         123
Alaska Air Group, Inc. (a)                                   20,100         839
Alexander & Baldwin, Inc.                                     5,000         111
America West Holding Corp.
 Class B (a)                                                 47,700         900
American Freightways Corp. (a)                               35,200         686
Arvin Industries, Inc.                                       14,900         564
Avis Rent A Car, Inc. (a)                                    74,400       2,167
Bandag, Inc.                                                  6,300         219
Borg-Warner Automotive, Inc.                                    500          28
Budget Group, Inc. Class A (a)                                9,500         117
Carey International, Inc. New (a)                             7,500         185
Coach USA, Inc. (a)                                          36,500       1,531
Coachmen Industries, Inc.                                    79,600       1,851
Consolidated Freightways Corp. (a)                           57,100         732
Continental Airlines, Inc. Class B (a)                       30,700       1,155
Covenant Transport, Inc. Class A (a)                         14,400         227
Dollar Thrifty Automotive
 Group, Inc. (a)                                             43,700       1,016
Fleetwood Enterprises, Inc.                                  37,300         986
Hawker Pacific Aerospace (a)                                  5,300          12
Hertz Corp. Class A                                          18,300       1,135
Keystone Automotive
 Industries, Inc. (a)                                         6,000         104
Landair Corp. (a)                                            22,000          88
Landstar Systems, Inc. (a)                                   27,400         986
Lear Corp. (a)                                               27,900       1,388
M.S. Carriers, Inc. (a)                                       1,300          39
Mark VII, Inc. (a)                                            8,000         130
Midas, Inc.                                                  10,800         306
Monaco Coach Corp. (a)                                        6,500         275
Monro Muffler Brake, Inc. (a)                                15,000         118
MotivePower Industries, Inc. (a)                             51,200         909
Myers Industries, Inc.                                       11,700         234
National R.V. Holdings, Inc. (a)                             45,900       1,113
Navistar International Corp. (a)                             27,500       1,375
Offshore Logistics, Inc. (a)                                 51,400         559
PACCAR, Inc.                                                 15,750         841
Polaris Industries, Inc.                                     25,700       1,118
Roadway Express, Inc.                                         3,000          58
Skywest, Inc.                                                48,350       1,197
Swift Transportation Co., Inc. (a)                            9,450         207
Tower Automotive, Inc. (a)                                   66,900       1,702
Transport Corp. of America (a)                               10,000         124
Trinity Industries, Inc.                                     72,200       2,418
USA Truck, Inc. (a)                                          11,000         100
USFreightways Corp.                                          26,300       1,210
Varlen Corp.                                                  9,725         390
Werner Enterprises, Inc.                                      5,300         110
Wynn's International, Inc.                                    3,750          68
Yellow Corp. (a)                                             20,800         362
                                                                     ----------
                                                                         33,866
                                                                     ----------

CONSUMER DISCRETIONARY - 19.0%
Aaron Rents, Inc.                                             2,500          56
Abacus Direct Corp. (a)                                      20,500       1,844
Abercrombie & Fitch Co. Class A (a)                          39,200       1,882
ACT Networks, Inc. (a)                                       31,500         536
Activision, Inc. New (a)                                      7,600         110
Ambassadors International, Inc. (a)                           5,300          78
AMERCO (a)                                                    3,500          78
American Eagle Outfitters, Inc.
 NPV (a)                                                      3,200         146
American Greetings Corp. Class A                             65,700       1,979
AnnTaylor Stores Corp. (a)                                   88,450       3,980
Applebee's International, Inc.                                5,300         160
Authentic Fitness Corp.                                       4,400          77
Aztar Corp. (a)                                              15,600         143
BHC Communications, Inc. Class A                              2,500         325
BJ's Wholesale Club, Inc. (a)                                38,000       1,142
Bob Evans Farms, Inc.                                         8,200         162
BOLDER Technologies Corp. (a)                                14,000         121
Bowne & Co., Inc.                                            27,100         352
Brinker International, Inc. (a)                              10,500         285
Brown Shoe Co., Inc.                                          8,600         187
Brunswick Corp.                                              44,500       1,240
Capstar Broadcasting Corp.
 Class A (a)                                                 65,000       1,779
Cato Corp. Class A                                            7,700          89
Cavanaughs Hospitality Corp. (a)                             14,000         118
CBRL Group, Inc.                                             23,700         409
CDI Corp. (a)                                                 9,800         334
CEC Entertainment, Inc. (a)                                  76,950       3,251
Central Newspapers, Inc. Class A                             72,700       2,735
Central Parking Corp.                                        31,500       1,079
Championship Auto Racing
 Teams, Inc. (a)                                              6,700         201
Chicos Fas, Inc. (a)                                         21,500         505
Children's Comprehensive
 Services, Inc. (a)                                          19,000         128
Chris Craft Industries, Inc. (a)                             18,849         888
Claire's Stores, Inc.                                        76,600       1,963
Cole National Corp. Class A (a)                              12,000          95
Cornell Corrections, Inc. (a)                                 5,000          82
Correctional Services Corp. (a)                               3,850          29
Cost Plus, Inc. (a)                                          11,650         529
CPI Corp.                                                     3,300         109

16  Equity II Fund

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------

CSS Industries, Inc. (a)                                      5,700         160
Dan River, Inc. Class A (a)                                  16,000         118
Danka Business Systems - ADR (a)                            157,300         850
Darden Restaurants, Inc.                                     14,600         318
Data Processing Corp. (a)                                     5,300         125
Department 56, Inc. (a)                                      36,400         978
DeVry, Inc. (a)                                              70,000       1,566
Diamond Technology
 Partners, Inc. (a)                                          20,000         446
EduTrek International, Inc.
 Class A (a)                                                 13,000          62
Elder-Beerman Stores Corp. New (a)                           68,950         504
Electronics Boutique
 Holdings Corp. (a)                                           7,000         100
Emmis Broadcasting Corp.
 Class A (a)                                                 22,000       1,085
Ethan Allen Interiors, Inc.                                   8,250         311
Extended Stay America, Inc. (a)                              17,800         214
Family Dollar Stores, Inc.                                   39,450         947
Footstar, Inc. (a)                                           16,900         628
Fossil, Inc. (a)                                             87,625       4,217
Franklin Covey Co. (a)                                        5,200          38
Friedman's, Inc. Class A                                      4,500          39
Funco, Inc. (a)                                               7,000         129
Furniture Brands International, Inc. (a)                     66,200       1,845
G & K Services, Inc. Class A                                 20,000       1,046
General Nutrition Cos., Inc. (a)                             23,600         549
Genesco, Inc. (a)                                             6,500          95
Gibson Greetings, Inc. (a)                                    3,400          22
Gray Communications Systems, Inc. NPV                         5,400         108
Grey Advertising, Inc.                                        5,070       1,668
GTECH Holdings Corp. (a)                                     19,700         464
Guitar Center, Inc. (a)                                       7,100          74
Handleman Co. (a)                                            89,300       1,055
Harland (John H.) Co.                                        39,700         792
Haverty Furniture Co., Inc.                                   3,300         116
Hearst-Argyle Television, Inc. (a)                           36,500         876
Hollinger International, Inc. Class A                         7,000          83
Hollywood Entertainment Corp. (a)                            13,900         271
Hollywood Park, Inc. (a)                                     54,500         927
Houghton Mifflin Co.                                         12,300         579
IHOP Corp. New (a)                                            9,120         219
Interim Services, Inc. (a)                                   34,200         705
Iron Mountain, Inc. (a)                                       4,000         115
ITT Educational Services, Inc. (a)                           52,000       1,355
Jones Apparel Group, Inc. (a)                                 4,600         158
K2, Inc.                                                      5,500          49
Kellwood Co.                                                  3,500          95
King World Productions, Inc. (a)                              3,600         125
Knight-Ridder, Inc.                                          26,000       1,428
La-Z-Boy Inc.                                                15,800         363
Lamar Advertising Co. Class A (a)                            40,000       1,635
Learning Tree International, Inc. (a)                        13,000         142
Lee Enterprises, Inc.                                        39,500       1,205
Legato Systems, Inc. (a)                                     21,300       1,230
Linens 'N Things, Inc. (a)                                   49,300       2,157
Lithia Motors, Inc., Class A (a)                              6,100         125
Lone Star Steakhouse & Saloon (a)                            27,500         266
Mail-Well, Inc. (a)                                           6,900         112
Mandalay Resort Group (a)                                   119,000       2,514
Manpower, Inc.                                                5,500         124
Maxim Group, Inc. (a)                                        14,000         122
Mazel Stores, Inc. (a)                                       10,000         101
McClatchy Co. Class A                                        51,500       1,706
McGraw-Hill, Inc.                                            17,500         944
Media General, Inc. Class A                                  13,800         704
MeriStar Hospitality Corp. REIT                              70,900       1,591
MeriStar Hotels & Resorts, Inc. (a)                          37,500         129
Metzler Group, Inc. (a)                                      56,700       1,563
Michaels Stores, Inc. (a)                                    11,700         355
Micro Warehouse, Inc. (a)                                     6,300         111
Movado Group, Inc.                                            2,400          62
Musicland Stores Corp. (a)                                    8,900          79
Nielsen Media Research (a)                                   40,000       1,170
O'Charleys, Inc. (a)                                         12,000         192
O'Sullivan Industries
 Holdings, Inc. (a)                                           9,500         162
OfficeMax, Inc. (a)                                          72,800         874
Ogden Corp.                                                  13,100         353
On Assignment, Inc. (a)                                      44,000       1,144
Oshkosh B' Gosh, Inc. Class A                                14,000         290
Outback Steakhouse, Inc. (a)                                    200           8
Pacific Sunwear of California (a)                            93,300       2,274
Packaged Ice, Inc. (a)                                       20,000         119
Payless ShoeSource, Inc. (a)                                  9,300         498
Penton Media, Inc.                                           52,961       1,284
Pep Boys - Manny, Moe & Jack                                    500          11
Petco Animal Supplies, Inc. (a)                              10,500         165
Pierce Leahy Corp. (a)                                        5,000         123
Pixar, Inc. NPV (a)                                          55,250       2,383
Plantronics, Inc. (a)                                         1,700         111
Playboy Enterprises, Inc. Class B (a)                         3,800         101
Polo Ralph Lauren Corp.
 Class A New (a)                                             44,800         851
Pomeroy Computer
 Resources, Inc. (a)                                         15,500         216
Pre-paid Legal Services, Inc. (a)                            25,000         680
Premark International, Inc.                                  23,100         866
Priceline.com, Inc. (a)                                       9,550       1,103
Quicksilver, Inc. (a)                                       102,300       2,666
Rainforest Cafe, Inc. (a)                                    19,000          96

                                                               Equity Fund II 17

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     -------

RCM Technologies, Inc. (a)                                    8,000         103
RDO Equipment Co. Class A (a)                                12,000         113
Reebok International, Ltd. (a)                               35,400         659
Regis Corp.                                                  36,000         689
RemedyTemp, Inc. Class A (a)                                  7,000          95
Rent-Way, Inc. (a)                                           55,210       1,360
Reynolds & Reynolds Co. Class A                              51,500       1,201
Ross Stores, Inc.                                            59,900       3,006
Rubio's Restaurants, Inc. (a)                                11,700         179
Ruby Tuesday, Inc.                                           10,700         203
Rural/Metro Corp. (a)                                        11,500         109
Russell Corp.                                                10,800         211
Ryan's Family Steak Houses, Inc. (a)                        115,500       1,335
Saga Communications Class A (a)                               7,812         145
Salton, Inc. (a)                                             13,700         685
SBS Broadcasting SA (a)                                       5,200         165
Schultz Sav-o Stores, Inc.                                   61,750         988
SCP Pool Corp. (a)                                           12,000         311
Scripps (E.W.) Co. Class A                                   26,000       1,237
Shaw Industries, Inc. (a)                                    55,600         917
ShopKo Stores, Inc. (a)                                      15,800         573
Specialty Equipment Cos., Inc. (a)                            2,000          59
Sport Supply Group, Inc. (a)                                 16,000         162
Springs Industries, Inc.                                     18,700         816
Stage Stores, Inc. (a)                                       21,000         137
Station Casinos, Inc. (a)                                    22,200         452
Steinway Musical Instruments, Inc. (a)                        4,000         106
Talbots, Inc.                                                13,400         511
TETRA Technologies, Inc. New (a)                             31,250         516
Tiffany & Co.                                                27,500       2,654
Timberland Co. Class A (a)                                    5,100         347
Tommy Hilfiger Corp. (a)                                     18,500       1,360
Toro Co.                                                      6,700         264
TRM Copy Centers Corp. (a)                                   10,000          60
United Stationers, Inc. (a)                                   6,900         152
United Television, Inc.                                      11,000       1,154
Urban Outfitters, Inc. (a)                                    7,400         183
USinternetworking, Inc. (a)                                  16,600         696
Valassis Communications, Inc. (a)                            38,600       1,413
Wackenhut Corp.                                               2,800          82
Washington Post Co. Class B                                   3,700       1,990
West Marine, Inc. (a)                                         8,900         130
WestPoint Stevens, Inc.                                      30,000         893
Wet Seal, Inc. Class A (The)(a)                               5,800         163
Wiley (John) & Son Inc. Class A                               4,000          71
Wilsons The Leather Experts, Inc. (a)                        11,000         181
World Color Press, Inc. (a)                                  30,600         842
Zale Corp. (a)                                               30,700       1,228
                                                                     ----------
                                                                        122,846
                                                                     ----------

CONSUMER STAPLES - 2.3%
Aurora Foods, Inc. (a)                                       60,000       1,050
Block Drug Co., Inc. Class A                                 18,970         791
Canandaigua Brands Inc. Class A (a)                           8,500         445
Church and Dwight Co., Inc.                                   7,800         339
Coca-Cola Bottling Co. Consolidated                          18,200       1,019
Coors (Adolph) Co. Class B                                   16,400         812
Corn Products International, Inc.                            15,200         463
Earthgrains Co.                                              32,000         826
Golden State Vintners, Inc. Class B (a)                      18,000         110
Hormel Foods Corp.                                           25,300       1,018
IBP, Inc.                                                    91,600       2,176
International Multifoods Corp.                                4,600         104
Nature's Sunshine Products, Inc.                              9,600         102
Pepsi Bottling Group, Inc. (The)                             43,300         999
Performance Food Group Co. (a)                                2,100          57
Pilgrim's Pride Corp.                                         2,800          84
Ralcorp Holdings, Inc. (a)                                   19,600         315
Robert Mondavi Corp. Class A (a)                              4,600         167
Schweitzer-Mauduit
 International, Inc.                                          7,000         105
Standard Commercial Corp.                                    16,700          98
SuperValu, Inc.                                              48,100       1,236
Tootsie Roll Industries, Inc.                                28,810       1,113
U.S. Foodservice (a)                                         18,700         796
Universal Foods Corp.                                        21,300         450
                                                                     ----------
                                                                         14,675
                                                                     ----------

FINANCIAL SERVICES - 16.7%
1st Source Corp.                                              9,460         303
Advanta Corp. Class A                                        16,600         300
Advest Group, Inc. (The)                                      3,700          74
Affiliated Computer Services, Inc. Class
 A (a)                                                       11,400         577
Alleghany Corp. (a)                                             700         130
American Bankers Insurance
 Group, Inc.                                                  2,600         142
American Financial Group, Inc.                                8,200         279
American National Insurance Co.                               1,100          78
Ameritrade Holding Corp. Class A (a)                          2,800         298
Amplicon, Inc.                                               15,900         219
Amresco, Inc. (a)                                             8,400          54
Amwest Insurance Group, Inc.                                 12,000         111
Andover Bancorp, Inc.                                         1,600          50
ARM Financial Group, Inc. Class A                             9,500          81
Astoria Financial Corp.                                      78,100       3,427
BancFirst Corp.                                               3,300         113
BancWest Corp. New                                            3,300         123
Bank United Corp. Class A                                    11,300         453


18  Equity II Fund

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------

BankAtlantic Bancorp, Inc.                                   48,000         387
Bankatlantic Bancorp, Inc. Class A                           69,040         501
Banknorth Group, Inc.                                         6,900         226
Bay View Capital Corp.                                       40,900         838
Bear Stearns Cos., Inc.                                      57,238       2,676
BISYS Group, Inc. New (a)                                    43,300       2,533
BOK Financial Corp. (a)                                       8,600         215
Brookline Bancorp., Inc.                                      3,200          37
Capstead Mortgage Corp.                                      30,100         164
Centris Group, Inc.                                         112,000       1,134
Centura Banks, Inc.                                           6,800         383
Charter One Financial, Inc.                                  36,750       1,020
Chartwell Re Corp.                                           10,900         203
Chicago Title Corp.                                           7,000         250
Citizens Banking Corp.                                        1,500          45
City National Corp.                                          37,300       1,396
Clark/Bardes Holdings, Inc. (a)                              12,800         243
CNA Surety Corp.                                              5,000          77
Colonial BancGroup, Inc.                                     87,000       1,213
Commerce Bancorp, Inc.                                        6,300         269
Commerce Bancshares, Inc.                                     9,970         401
Commonwealth Bancorp, Inc.                                    3,400          61
Community Bank System, Inc.                                  30,700         779
Compass Bancshares, Inc.                                      3,750         102
Concord EFS, Inc. (a)                                        17,100         724
Conning Corp. New                                             7,500         118
CORT Business Services Corp. (a)                              4,900         117
Cullen Frost Bankers, Inc.                                   26,800         739
Dain Rauscher Corp.                                          17,900         969
Data Transmission Network Corp. (a)                           6,000         169
Delphi Financial Group, Inc. (a)                              5,938         213
Delta Financial Corp. (a)                                    12,000          77
Dime Bancorp, Inc.                                          119,200       2,399
Dime Community Bancorp, Inc.                                  3,500          81
Donaldson, Lufkin & Jenrette, Inc.                           32,400       1,952
Donegal Group, Inc.                                          71,288         757
Doral Financial Corp.                                        96,850       1,665
Downey Financial Corp.                                       10,600         233
DST Systems, Inc. (a)                                        40,600       2,553
Duke Realty Investments, Inc.                                42,000         948
DVI, Inc. (a)                                                 2,700          46
E.W. Blanch Holdings, Inc.                                    8,800         600
Edwards (A.G.), Inc.                                         33,500       1,080
Enhance Financial Services
 Group, Inc.                                                  9,500         188
Everest Reinsurance Holdings, Inc.                           29,200         953
FBL Financial Group, Inc. Class A                             6,500         127
Fidelity National Financial                                   5,940         125
Financial Security Assurance Holdings,
 Ltd.                                                        10,500         546
FINOVA Group, Inc.                                            3,900         205
First American Financial Corp.                               47,100         842
First Indiana Corp.                                           6,000         128
First Republic Bank (a)                                       8,700         252
First Tennessee National Corp.                               25,900         992
First Washington Bancorp, Inc.                                2,530          51
FirstFed Financial Corp. (a)                                  9,800         189
FirstMerit Corp.                                              1,800          50
Flagstar Bancorp, Inc.                                       13,600         342
FPIC Insurance Group, Inc. (a)                               26,000       1,255
Freedom Securities Corp.                                      9,000         154
Fremont General Corp.                                        76,300       1,440
Golden State Bancorp, Inc. (a)                               17,600         387
Greenpoint Financial Corp.                                   14,500         476
Hambrecht & Quist Group (a)                                  12,300         457
Hamilton Bancorp, Inc. (a)                                    5,300         127
HCC Insurance Holdings, Inc.                                  9,600         218
HealthCare Financial Partners, Inc. (a)                      24,700         846
Heller Financial, Inc. Class A                               10,300         286
Hibernia Corp. Class A                                       33,500         526
Hoenig Group, Inc. (a)                                        7,400          73
Home Port Bancorp, Inc.                                         200           5
Horace Mann Educators Corp.                                  35,000         952
Imperial Credit Industries, Inc. (a)                          6,016          42
Insurance Management Solutions Group,
 Inc. (a)                                                    13,000         111
Intercontinental Life Corp. (a)                              10,800         100
Investors Financial Services Corp.                           51,800       2,069
IPC Holdings, Ltd.                                           55,000       1,093
Irwin Financial Corp.                                         3,600          71
Itla Cap Corp. (a)                                            5,500          84
Jack Henry & Assocociates, Inc.                              18,000         702
Jeffries Group, Inc. New                                      2,200          66
JSB Financial, Inc.                                           4,000         204
Keystone Financial, Inc.                                      9,300         274
Klamath First Bancorp, Inc.                                   7,000         105
LandAmerica Financial Group, Inc.                            14,300         411
Legg Mason, Inc.                                             72,600       2,795
Lehman Brothers Holdings, Inc.                               23,500       1,463
Leucadia National Corp.                                      36,000         914
Liberty Financial Cos., Inc.                                  5,700         166
LINC Capital, Inc. (a)                                       10,000          88
Litchfield Financial Corp.                                    6,000         102
M & T Bank Corp.                                                200         110
MAF Bancorp, Inc.                                             2,400          58
Markel Corp. (a)                                              6,500       1,216
Medical Assurance, Inc. (a)                                   2,800          79
Mercantile Bankshares Corp.                                  18,800         664
Metris Companies, Inc.                                       52,400       2,135
Mississippi Valley Bancshares, Inc.                           6,700         221
Mutual Risk Management, Ltd.                                 15,000         501
National City Bancorporation                                  9,300         191

                                                              Equity II Fund  19

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------

National Commerce Bancorp                                    31,400         687
National Data Corp.                                          20,000         855
National Western Life Insurance Co.
 Class A (a)                                                  3,500         337
Nationwide Financial Services, Inc.
 Class A                                                     33,000       1,493
Net.B@nk, Inc. (a)                                           11,700         445
Northrim Bank                                                11,000         120
Ocean Financial Corp.                                         4,600          83
Ohio Casualty Corp.                                           6,100         220
Old National Bancorp                                          6,075         182
One Valley Bancorp
 of West Virginia, Inc.                                       3,500         131
Orion Capital Corp.                                          14,000         502
Pacific Century Financial Corp.                              18,100         390
Pacific Gulf Properties, Inc.                                 5,000         113
Paychex, Inc.                                                47,000       1,492
Penn Treaty American Corp. (a)                               10,900         262
Pennsylvania Real Estate Investment
 Trust                                                        5,000         105
Peoples Heritage Financial Group                             64,024       1,204
PFF Bancorp, Inc. (a)                                         3,100          58
PMI Group, Inc. (The)                                        21,600       1,357
Price (T. Rowe) & Associates, Inc.                           40,000       1,533
Profit Recovery Group
 International, Inc. (The)(a)                                31,500       1,488
Protective Life Corp.                                        40,550       1,338
Provident Bankshares Corp.                                   11,337         263
Provident Financial Group, Inc.                               4,700         200
PXRE Corp.                                                   36,786         667
Queens County Bancorp                                         8,997         291
Radian Group, Inc. (a)                                       42,500       2,075
Reinsurance Group Of America                                  6,600         233
Reliance Bancorp, Inc.                                        6,400         177
Reliance Group Holdings, Inc.                                59,500         443
RenaissanceRe Holdings, Ltd.                                 33,500       1,240
Resource Bancshares Mortgage Group                            9,000          91
Richmond County Financial Corp.                               6,900         132
Riggs National Corp.                                         19,500         396
Rollins Truck Leasing Corp.                                  14,400         160
Roslyn Bancorp, Inc.                                         36,000         619
Ryder System, Inc.                                           28,600         744
Scottish Annuity & Life
 Holdings, Ltd.                                              12,000         129
SCPIE Holdings, Inc.                                          2,000          65
Seacoast Financial Services Corp. (a)                        11,000         124
Selective Insurance Group, Inc.                              54,800       1,041
Silicon Valley Bancshares (a)                                15,800         391
Sky Financial Group, Inc.                                    35,000         947
Smith (Charles E.) Residential
 Realty, Inc.                                                36,600       1,242
Southwest Securities Group, Inc.                              4,000         287
Sovereign Bancorp, Inc.                                     104,727       1,276
Sovran Self Storage, Inc.                                    32,600         878
Staten Island Bancorp, Inc.                                  14,000         251
Stewart Information Services Corp.                           76,300       1,611
SunGard Data Systems (a)                                     41,500       1,431
Transatlantic Holdings, Inc.                                 17,300       1,295
Trustmark Corp.                                              44,600       1,020
UICI (a)                                                      5,000         137
UMB Financial Corp.                                           1,500          63
Union Planters Corp.                                         24,502       1,094
United Fire & Casualty Co.                                   25,575         658
Washington Federal, Inc.                                     18,955         423
Webster Financial Corp.                                      57,100       1,548
Westamerica Bancorporation                                   38,000       1,384
WesterFed Financial Corp.                                     6,000          97
White Mountain Insurance Group, Inc.                          1,000         140
XL Capital, Ltd. Class A                                     19,000       1,073
Zions Bancorp                                                15,400         977
                                                                     ----------
                                                                        107,340
                                                                     ----------

HEALTH CARE - 7.7%
Affymetrix, Inc. NPV (a)                                     21,500       1,054
Alkermes, Inc. (a)                                           30,000         686
Allergan, Inc.                                               17,400       1,931
Alpharma, Inc. Class A                                       57,750       2,054
American Dental
 Partners, Inc. New (a)                                      80,000         890
AmeriSource Health Corp. Class A (a)                         44,600       1,137
AmSurg Corp. Class A (a)                                     18,000         136
Anesta Corp. (a)                                             48,200         976
Apria Healthcare Group, Inc. (a)                             38,900         661
ARV Assisted Living, Inc. (a)                                25,000         100
Assisted Living Concepts, Inc. (a)                           25,000          72
Ballard Medical Products                                      5,300         124
Bard (C.R.), Inc.                                             4,300         206
Bergen Brunswig Corp. Class A                                20,600         355
Beverly Enterprises, Inc. New (a)                            42,800         345
Bindley Western Industries, Inc.                             52,363       1,208
Biosite Diagnostics, Inc. (a)                                13,400         134
Cephalon, Inc. (a)                                           76,100       1,294
Cor Therapeutics, Inc. (a)                                   38,300         560
CorVel Corp. (a)                                              5,000         106
Express Scripts, Inc. Class A (a)                            21,950       1,321
First Health Group Corp. (a)                                 50,000       1,075
Hanger Orthopedic Group, Inc. (a)                            41,500         589
Health Management Associates
 Class A (a)                                                 55,000         619
Healthcare Services Group, Inc. (a)                          12,200         119
IDEC Pharmaceuticals Corp. (a)                               27,600       2,125
Immucor Corp. (a)                                            15,000         204


20  Equity II Fund

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     -------

Immunex Corp. (a)                                             7,950       1,013
IVAX Corp. (a)                                               67,150         948
Jones Pharma, Inc.                                           54,400       2,139
Laser Vision Centers, Inc. (a)                               16,500       1,037
Lincare Holdings, Inc. (a)                                   83,800       2,095
Lunar Corp. (a)                                              16,100         127
Maxxim Medical, Inc. (a)                                      7,300         170
Medicis Pharmaceutical Corp.
 Class A. (a)                                                35,900         911
MedImmune, Inc. (a)                                          47,900       3,257
Medquist, Inc. (a)                                           25,000       1,092
Millennium Pharmaceuticals, Inc. (a)                         16,650         598
Natural Alternatives
 International, Inc. (a)                                     25,000          84
NBTY, Inc. (a)                                               18,000         116
New American Healthcare Corp. (a)                            50,000         116
OEC Medical Systems, Inc. (a)                                37,400         916
Owens & Minor, Inc., Holding Co.                             10,100         111
Oxford Health Plans, Inc. (a)                                54,750         849
PacifiCare Health Systems, Inc.
 Class B (a)                                                 31,300       2,252
Patterson Dental Co. (a)                                      8,300         288
Priority Healthcare Corp. Class B (a)                        20,909         721
ProMedCo Management Co. (a)                                  21,200          81
Protocol Systems, Inc. (a)                                   12,000         102
Quest Diagnostics, Inc. (a)                                  10,300         282
Renal Care Group, Inc. (a)                                   60,475       1,561
ResMed, Inc. (a)                                              3,400         113
Respironics, Inc. (a)                                         7,200         108
Roberts Pharmaceutical Corp. (a)                             25,000         606
Sepracor, Inc. (a)                                           15,000       1,215
STAAR Surgical Co. New (a)                                   13,000         171
Steris Corp. (a)                                             50,000         969
Sunrise Assisted Living, Inc. (a)                            30,000       1,043
Techne Corp. (a)                                              4,000         102
Trigon Healthcare, Inc. (a)                                  30,100       1,095
U.S. Vision, Inc. New (a)                                     7,700          40
United Payors & United Providers, Inc.
 (a)                                                          4,600         107
Universal Health Services, Inc.
 Class B (a)                                                 17,600         840
UroCor, Inc. (a)                                             18,000          88
Veterinary Centers
 of America, Inc. (a)                                         6,000          82
VISX, Inc. (a)                                               23,400       1,854
Zoll Medical Corp. (a)                                       10,000         118
                                                                     ----------
                                                                         49,498
                                                                     ----------

INTEGRATED OILS - 0.4%
Cross Timbers Oil Co.                                        77,525       1,153
Equitable Resources, Inc.                                     4,500         170
Giant Industries, Inc.                                       63,600         632
Houston Exploration Co. (The)(a)                              4,700          89
TransMontaigne, Inc. (a)                                     21,000         264
                                                                     ----------
                                                                          2,308
                                                                     ----------

MATERIALS AND PROCESSING - 8.7%
ACX Technologies, Inc. (a)                                   11,100         180
Agrium, Inc.                                                 76,500         674
AK Steel Holding Corp.                                       30,800         693
Albany International Corp. Class A (a)                        9,826         204
Albemarle Corp.                                               7,100         164
AMCOL International Corp.                                     4,100          59
Ameron, Inc.                                                  5,600         247
Applied Extrusion
 Technologies, Inc. (a)                                      18,000         135
AptarGroup, Inc.                                             59,800       1,794
Ball Corp.                                                   36,300       1,534
Banta Corp.                                                  43,800         920
Boise Cascade Corp.                                          72,700       3,117
Bowater, Inc.                                                 7,900         373
Brady Corp. Class A                                           4,900         159
Brush Wellman, Inc.                                           1,100          20
Building Materials Holding Corp. (a)                         12,000         137
BWay Corp. (a)                                                7,000         100
Cambrex Corp.                                                12,200         320
Carbide/Graphite
 Group, Inc. (The)(a)                                         8,000         114
Centex Construction Products, Inc.                           41,200       1,406
Centex Corp.                                                 70,000       2,629
Channell Commercial Corp. (a)                                 8,000          77
Chemed Corp.                                                  4,400         146
Chesapeake Corp.                                             19,200         719
Citation Corp. (a)                                            9,400         151
Cleveland-Cliffs, Inc.                                        7,300         236
Commercial Metals Co.                                        11,400         325
Dayton Superior Corp. Class A (a)                             4,400          82
Dexter Corp.                                                  8,000         327
Easco, Inc.                                                  11,000         116
Engle Homes, Inc.                                             8,300         113
Ennis Business Forms, Inc.                                   79,000         676
Ethyl Corp.                                                  21,200         127
Florida Rock Industries, Inc.                                 3,800         173
Fuller (H.B.) Co.                                             3,100         212
Geon Co.                                                     21,000         677
Giant Cement Holding, Inc. (a)                                4,000          90
Granite Construction, Inc.                                   10,300         302
Great Lakes Chemical Corp.                                   24,500       1,129
Hanna (M.A.) Co.                                             23,400         385
Hexcel Corp. (a)                                             12,100         123
Hughes Supply, Inc.                                          12,200         362
Hussmann International, Inc.                                 12,300         204



                                                             Equity II Fund  21

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     -------

IMC Global, Inc.                                              4,400          78
IMCO Recycling, Inc.                                         12,200         209
Insituform Technologies, Inc.
 Class A (a)                                                  5,100         109
Intermet Corp.                                               14,000         210
International Specialty
 Products, Inc. (a)                                           7,000          71
Ionics, Inc. (a)                                              3,200         117
Jacob's Engineering Group, Inc. (a)                          12,600         479
Kaydon Corp.                                                 30,000       1,009
Lafarge Corp.                                                33,700       1,194
Lesco, Inc.                                                   9,600         179
Lone Star Industries, Inc.                                   25,300         950
Louisiana Pacific Corp.                                      66,200       1,572
Lubrizol Corp.                                               33,800         921
MacDermid, Inc.                                              20,000         930
Meritage Corp. (a)                                            8,000          88
Millennium Chemicals, Inc.                                   40,300         950
Minerals Technologies, Inc.                                  27,900       1,557
Mississippi Chemical Corp. New                               15,400         151
Mohawk Industries, Inc. (a)                                  15,700         477
Morrison Knudsen Corp. (a)                                    8,900          92
Mueller Industries, Inc. (a)                                 21,600         733
National Steel Corp. Class B                                 14,000         117
NCI Building Systems, Inc. (a)                               21,400         457
NN Ball & Roller, Inc.                                       18,000         104
Nortek, Inc. (a)                                             26,500         830
Northland Cranberries, Inc. Class A                           7,000          59
Olin Corp.                                                   27,500         363
OM Group                                                      8,100         279
Pan Pacific Retail Properties, Inc.                           7,000         136
Penford Corp.                                                 8,000         128
Pentair, Inc.                                                10,600         485
Phelps Dodge Corp.                                           13,500         836
Plum Creek Timber Co. L.P.                                   29,500         918
Potlatch Corp.                                               13,200         580
Precision Castparts Corp.                                     5,000         213
Primex Technologies, Inc.                                     7,200         155
Quaker Fabric Corp. New (a)                                  25,000         105
Quanex Corp.                                                  7,100         202
Rayonier, Inc.                                                3,200         159
Reliance Steel & Aluminum Co.                                 3,600         140
Rock of Ages Corp. Class A (a)                               12,000         122
Rock-Tenn Co. Class A                                        14,700         245
RPM, Inc. (Ohio)                                             22,700         322
Ryerson Tull, Inc.                                           25,900         584
Schulman (A.), Inc.                                          42,500         723
Scotts Co. (The) Class A (a)                                 12,900         614
Shaw Group, Inc. (The)(a)                                     6,100          97
SIFCO Industries                                             57,000         470
Simpson Manufacturing Co., Inc. (a)                           3,700         176
Southdown, Inc.                                              23,500       1,510
Spartech Corp.                                                5,900         187
SPS Technologies, Inc. (a)                                    2,100          79
St. Joe Co. (The)                                            42,500       1,148
Stone & Webster, Inc.                                         1,700          45
Synthetic Industries, Inc. (a)                                1,600          47
Texas Industries, Inc.                                       39,000       1,511
Thomas Industries, Inc.                                         700          14
Timken Co.                                                   27,800         542
TJ International, Inc.                                        3,000          92
Universal Forest Products, Inc.                              12,000         257
USG Corp.                                                    60,100       3,366
USX-U.S. Steel Group                                         43,700       1,180
Valley National Gases, Inc. (a)                              19,300          80
Waters Corp. (a)                                              9,000         478
Webb (Del E.) Corp.                                          48,000       1,146
Wellman, Inc.                                                11,000         175
Wellsford Real Properties, Inc. (a)                          10,000         108
Westvaco Corp.                                               22,900         664
Wolverine Tube, Inc. (a)                                      4,300         107
Worthington Industries, Inc.                                 10,100         164
                                                                     ----------
                                                                         56,326
                                                                     ----------

MISCELLANEOUS - 1.4%
Agribrands International, Inc. (a)                            6,500         257
ChoicePoint, Inc. (a)                                        20,000       1,343
Griffon Corp. (a)                                            83,800         655
IndyMac Mortgage Holdings, Inc.                              36,900         590
International Telecommunication Data
 Systems, Inc. (a)                                           53,700         852
Labor Ready, Inc. New (a)                                    14,100         458
LNR Property Corp.                                           53,000       1,133
MAXIMUS, Inc. (a)                                            47,000       1,351
Quest Education Corp. (a)                                    12,000         126
Rental Service Corp. (a)                                      9,200         263
Safety-Kleen Corp. New (a)                                   28,000         508
URS Corp. (a)                                                56,900       1,668
                                                                     ----------
                                                                          9,204
                                                                     ----------

OTHER ENERGY - 3.8%
Apache Corp.                                                  7,000         273
Arch Coal, Inc.                                               2,600          36
BJ Services Co. (a)                                          73,000       2,149
Coho Energy, Inc. (a)                                        17,181           9
Cooper Cameron Corp. (a)                                     61,050       2,263
Devon Energy Corp.                                           28,900       1,033
Dynegy, Inc.                                                 11,400         232
Enron Oil & Gas Co.                                           9,600         194
Global Industries, Inc. (a)                                 124,650       1,597
Global Marine, Inc. (a)                                      88,600       1,368



22  Equity II Fund

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                          MARKET
                                                             NUMBER        VALUE
                                                               OF          (000)
                                                             SHARES          $
                                                            --------     -------

Helmerich & Payne, Inc.                                       48,200       1,148
Horizon Offshore, Inc. (a)                                    22,300         170
Hugoton Royalty Trust                                         92,000         937
Marine Drilling Co, Inc. (a)                                  12,000         164
MidAmerican Energy Holdings Co. New (a)                       23,600         817
Mitcham Industries, Inc. (a)                                  20,000          79
Northwestern Corp.                                             6,600         160
Oceaneering International, Inc. (a)                            7,700         124
OMNI Energy Services Corp. New (a)                            24,400          85
ONEOK, Inc.                                                   14,200         451
Pool Energy Services Co. (a)                                  68,300       1,387
Rowan Cos., Inc. (a)                                          60,500       1,115
Santa Fe International Corp.                                  82,500       1,898
Seacor Holdings, Inc. (a)                                     17,600         942
Seitel, Inc. (a)                                              42,100         681
Sunoco, Inc.                                                  38,400       1,159
Supreme Industries, Inc. Class A (a)                          12,981         126
Tidewater, Inc.                                                4,000         122
Titan Exploration, Inc. New (a)                               24,700         124
Transocean Offshore, Inc.                                     24,000         630
Ultramar Diamond Shamrock Corp.                               47,100       1,027
Unit Corp. (a)                                                18,000         146
Valero Energy Corp.                                           36,700         787
Veritas DGC, Inc. (a)                                         25,000         458
Vintage Petroleum, Inc.                                       76,450         822
Willbros Group, Inc. (a)                                       6,000          52
                                                                      ----------
                                                                          24,765
                                                                      ----------

PRODUCER DURABLES - 7.6%
Advanced Lighting
 Technologies, Inc. (a)                                       14,800         130
AFC Cable Systems, Inc. (a)                                    5,000         176
Ag-Chem Equipment Co., Inc. (a)                               10,000         100
AGCO Corp.                                                    12,700         144
American Homestar Corp. (a)                                   18,000         122
ANTEC Corp. (a)                                               40,000       1,275
Applied Power, Inc., Class A                                   4,250         116
Astec Industries, Inc. (a)                                    16,700         681
Belden, Inc.                                                  19,600         469
Briggs & Stratton Corp.                                       37,500       2,166
C&D Technologies, Inc.                                         7,700         236
C-COR Electronics, Inc. (a)                                    4,900         137
Cascade Corp.                                                  8,000         112
CFM Technologies, Inc. (a)                                    12,400         121
Champion Enterprises, Inc. (a)                                44,500         829
Chart Industries, Inc.                                        12,400          98
Cohu, Inc.                                                    33,400       1,182
Columbus McKinnon Corp.                                       39,000         917
CommScope, Inc. (a)                                            5,600         172
Cordant Technologies, Inc.                                     6,900         312
Crane Co.                                                     25,150         791
Cummins Engine Co., Inc.                                      22,000       1,257
D.R. Horton, Inc.                                             96,700       1,608
Detroit Diesel Corp.                                          14,300         352
Donaldson Co., Inc.                                            9,300         228
EG&G, Inc.                                                     9,300         331
Electroglas, Inc. (a)                                         59,500       1,179
FARO Technologies, Inc. (a)                                   20,000          95
Farr Co. (a)                                                  13,500         142
FLIR Systems, Inc. (a)                                         9,000         135
Gardner Denver Machinery, Inc. (a)                             9,000         145
Gemstar International Group, Ltd. (a)                         13,000         848
GenCorp, Inc.                                                 10,000         253
GenRad, Inc. (a)                                              38,700         805
Gleason Corp.                                                 16,500         277
Helix Technology Corp.                                         6,000         144
Holophane Corp. (a)                                            3,200         122
Itron, Inc. (a)                                               10,000          83
Kaman Corp. Class A                                            5,900          92
Kaufman & Broad Home Corp.                                    38,400         955
Kellstrom Industries, Inc. (a)                                 4,100          75
Kennametal, Inc.                                              29,500         915
KLA Instruments Corp. (a)                                     16,100       1,043
Lennar Corp.                                                  58,500       1,404
Litton Industries, Inc. (a)                                   39,000       2,798
M.D.C. Holdings, Inc.                                         24,300         522
Manitowoc Co., Inc.                                            7,650         318
Middleby Corp. (The)(a)                                       22,000         138
Moog, Inc. (a)                                                 7,500         258
MTS Systems Corp.                                             17,600         212
NACCO Industries, Inc. Class A                                 3,600         265
National Service Industries, Inc.                             33,600       1,210
Newmark Homes Corp. (a)                                       15,000          77
NVR, Inc. (a)                                                 31,200       1,628
OmniQuip International, Inc.                                  12,000          95
Optical Coating Laboratory, Inc.                              15,000       1,253
OYO Geospace Corp. (a)                                         8,000         105
Pittway Corp. Class A                                         41,322       1,413
Plexus Corp. (a)                                               5,000         148
Powell Industries, Inc. (a)                                   12,000         111
Power-One, Inc. (a)                                            6,000         147
Pulte Corp.                                                   72,600       1,674
RTI International Metals (a)                                   6,600          97
Ryland Group, Inc. (The)                                      62,700       1,861
Smith (A.O.) Corp.                                             1,500          42
Spectra-Physics Lasers, Inc. (a)                              14,400         117
SPX Corp. (a)                                                  2,100         175
Starrett (L.S.) Co. Class A                                   25,200         677
Superior TeleCom, Inc.                                           325           8
TB Wood's Corporation                                          8,000          87
Tecumseh Products Co. Class A                                 18,700       1,131



                                                              Equity II Fund  23

EQUITY II FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     -------

Teradyne, Inc. (a)                                           14,600       1,048
Terex Corp. (a)                                              89,200       2,715
Thomas & Betts Corp.                                         22,000       1,040
Toll Brothers, Inc. (a)                                      55,200       1,183
TransTechnology Corp.                                         4,300          85
TriStar Aerospace Co. (a)                                    14,000         115
U.S. Home Corp. (a)                                          18,900         670
Uniphase Corp. (a)                                           12,000       1,991
Worldtex, Inc. (a)                                           45,000         106
York International Corp.                                     12,800         547
                                                                      ----------
                                                                         48,841
                                                                      ----------

TECHNOLOGY - 17.3%
Adaptec, Inc. (a)                                            90,200       3,180
Advanced Digital Information (a)                             30,300       1,225
Allaire Corp. (a)                                            25,700       1,749
Alliant Techsystems, Inc. (a)                                 4,000         346
Alloy Online, Inc. (a)                                        4,800          55
Alpha Industries, Inc. (a)                                   29,700       1,414
American Management
 Systems, Inc. (a)                                           40,900       1,309
American Xtal Technology, Inc. (a)                           21,850         512
Anixter International, Inc. (a)                              14,700         268
Apple Computer, Inc. (a)                                      2,200         102
Ardent Software, Inc. (a)                                    35,150         745
ARIS Corp. NPV (a)                                           12,000         100
Arrow Electronics, Inc. (a)                                 142,900       2,715
AstroPower, Inc. (a)                                          8,000         136
Avnet, Inc.                                                  44,700       2,079
Bell & Howell Co. (a)                                         9,500         359
BindView Development Corp. (a)                               42,250       1,001
Broadcom Corp. Class A (a)                                    5,400         780
Business Objects SA - ADR (a)                                41,800       1,526
Cable Design Technologies Corp. (a)                          53,600         827
Celeritek, Inc. (a)                                          20,200         124
CFI ProServices, Inc. (a)                                     8,800          97
Citrix Systems, Inc. (a)                                     26,700       1,500
Clarify, Inc. (a)                                            24,300       1,002
CNET, Inc. (a)                                               31,400       1,807
Coherent, Inc. (a)                                            9,800         182
Comverse Technology, Inc. (a)                                31,150       2,348
Conexant Systems, Inc. (a)                                    8,800         510
Cotelligent Group, Inc. (a)                                  10,300          80
Covad Communications
 Group, Inc. (a)                                             34,600       1,842
Dallas Semiconductor Corp.                                   13,900         702
Digital Link Corp. (a)                                       17,400         131
DII Group, Inc. (The)(a)                                      5,400         200
DSET Corp. (a)                                               11,000         153
DSP Group, Inc. (a)                                          20,000         719
E-Tek Dynamics, Inc. (a)                                     17,900         851
Electronics For Imaging, Inc. (a)                            72,450       3,722
EMCORE Corp. NPV (a)                                          5,500         111
EMS Technologies, Inc. (a)                                    9,000         127
Exar Corp. (a)                                                8,000         198
Excel Technology, Inc. (a)                                   15,000         198
Exodus Communications, Inc. (a)                              12,000       1,439
Extreme Networks, Inc. (a)                                   31,800       1,846
Fairchild Corp. (The) Class A (a)                            13,600         173
Flycast Communications Corp. (a)                              3,100          59
Go2Net, Inc. (a)                                             13,300       1,222
Harmon Industries, Inc.                                       5,000          97
Harmonic Lightwaves, Inc. (a)                                15,400         884
Imation Corp. (a)                                            23,900         593
InfoSpace.com, Inc. (a)                                       7,700         362
Integrated Silicon Solution, Inc. (a)                       117,500         676
InterVoice, Inc. (a)                                         67,600         972
IntraNet Solutions, Inc. (a)                                 43,500         367
ISS Group, Inc. (a)                                          45,000       1,693
ITI Technologies, Inc. (a)                                   17,100         385
Key Tronic Corp. (a)                                         24,000         132
Kronos, Inc. (a)                                              3,150         137
LCC International, Inc. Class A (a)                          14,800          67
LSI Logic Corp. (a)                                          89,300       4,119
Lycos, Inc. (a)                                              11,000       1,011
Macromedia, Inc. (a)                                         46,750       1,660
Mechanical Dynamics, Inc. (a)                                20,000         118
Media Metrix, Inc. (a)                                       15,000         795
Mercury Interactive Corp. (a)                                87,550       3,097
Microchip Technology, Inc. (a)                                6,400         303
Micromuse, Inc. (a)                                          32,050       1,594
Micron Electronics, Inc. (a)                                 15,200         152
Microsemi Corp. (a)                                          15,000         141
MKS Instruments, Inc. NPV (a)                                65,000       1,211
MMC Networks, Inc. (a)                                       47,600       2,124
MRV Communications, Inc. (a)                                 15,000         195
National Instruments Corp. (a)                               27,450       1,101
Network Appliance, Inc. (a)                                  20,000       1,118
Network Solutions, Inc. Class A (a)                          13,400       1,059
nFront, Inc. NPV (a)                                          2,000          30
NorthPoint Communications
 Group, Inc. (a)                                             23,600         861
OrCad, Inc. (a)                                               9,500         121
Ortel Corp. (a)                                              10,000         104
OSI Systems, Inc. New (a)                                    22,300         112
Par Technology Corp. (a)                                     15,000         111
Park Electrochemical Corp.                                    9,100         262
Peregrine Systems, Inc. (a)                                  27,200         697
Pericom Semiconductor Corp.
 New (a)                                                     14,000         158
Pioneer-Standard Electronics, Inc.                            3,400          41
PMC - Sierra, Inc. (a)                                       15,000         884


24  Equity II Fund

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     -------

Polycom, Inc. (a)                                            25,500         988
Progress Software Corp. (a)                                  34,100         963
Proxicom, Inc. (a)                                            7,800         198
Proxim, Inc. (a)                                             24,250       1,407
PSINET, Inc. (a)                                             40,000       1,748
QLogic Corp. (a)                                             15,600       2,059
Ramp Networks, Inc. (a)                                      11,700         167
Rational Software Corp. New (a)                             102,250       3,368
RealNetworks, Inc. (a)                                       15,700       1,081
REMEC, Inc. (a)                                               9,000         143
RF Micro Devices, Inc. (a)                                    6,700         500
RF Monolithics, Inc. (a)                                     13,800         129
Safeguard Scientifics, Inc. (a)                              11,400         707
ScanSource, Inc. (a)                                          6,000         129
Scientific-Atlanta, Inc.                                     50,500       1,818
SDL, Inc. (a)                                                 3,900         199
SeaChange International, Inc. (a)                            15,000         272
SERENA Software, Inc. (a)                                    10,000         134
Silicon Graphics, Inc. (a)                                   45,400         743
Siliconix, Inc. (a)                                           7,600         253
Smith-Gardner & Associates, Inc. (a)                         35,150         281
Sterling Software, Inc. (a)                                  68,000       1,815
Stoneridge, Inc. (a)                                         11,000         149
Symbol Technologies, Inc.                                    15,600         575
Tech-Sym Corp. (a)                                           33,500         796
Tekelec, Inc. (a)                                            10,000         122
THQ, Inc. (a)                                                38,200       1,096
TranSwitch Corp. (a)                                         33,750       1,597
Triquint Semiconductor, Inc. (a)                              6,500         369
TSI International Software, Ltd. (a)                         22,900         650
Vantive Corp. (The)(a)                                       10,000         113
Verio, Inc. (a)                                              35,700       2,479
Veritas Software Corp. (a)                                   20,300       1,927
Verity, Inc. (a)                                             43,150       2,335
Vishay Intertechnology, Inc. (a)                             39,200         823
Vitesse Semiconductor Corp. (a)                              44,400       3,014
WebTrends Corp. NPV (a)                                      13,200         608
Whittman-Hart, Inc. (a)                                      47,600       1,511
Xilinx, Inc. (a)                                             28,400       1,626
Xircom, Inc. (a)                                             33,200         997
                                                                     ----------
                                                                        111,204
                                                                     ----------

UTILITIES - 5.0%
AGL Resources, Inc.                                          17,300         319
Alliant Energy Corp. (a)                                     19,300         548
Amdocs, Ltd. (a)                                             58,700       1,335
American Tower Corp. Class A (a)                              9,800         235
American Water Works, Inc.                                   10,300         317
Aquarion Co.                                                  3,900         136
Associated Group, Inc. (The)
 Class A (a)                                                  8,800         571
Aware, Inc. (a)                                              34,150       1,567
Black Hills Corp.                                             3,200          74
Calpine Corp. (a)                                            33,100       1,787
Central Hudson Gas & Electric Corp.                           5,500         231
Citizens Utilities Co. Class B (a)                           51,500         573
Cleco Corp.                                                   4,600         140
Commonwealth Telephone Enterprises, Inc.
 (a)                                                          8,400         339
Conectiv, Inc.                                               27,600         674
Copper Mountain Networks, Inc. (a)                           14,400       1,109
Dycom Industries, Inc. (a)                                    5,600         314
E'town Corp.                                                  1,600          73
Energen Corp.                                                 6,200         115
General Communication, Inc.
 Class A (a)                                                 16,000         109
Global TeleSystems Group, Inc. (a)                           17,000       1,376
GST Telecommunications, Inc. (a)                             10,000         131
Hawaiian Electric Industries, Inc.                           31,700       1,125
Idacorp, Inc.                                                 8,000         252
Illinova Corp.                                               13,900         379
Indiana Energy, Inc.                                          2,466          53
IXC Communications, Inc. (a)                                 25,000         978
Jones Intercable, Inc. Class A (a)                           35,500       1,740
Laclede Gas Co.                                               3,900          91
MDU Resources Group, Inc.                                     9,450         216
Metrocall, Inc. (a)                                          24,000          65
Midcoast Energy Resources, Inc.                               7,500         121
Minnesota Power, Inc.                                        21,800         433
Nevada Power Co.                                             15,900         398
New Jersey Resources Corp.                                    2,600          97
Niagara Mohawk Holdings, Inc. (a)                            70,800       1,137
NICOR, Inc.                                                  13,200         502
NiSource, Inc. NPV                                           10,300         266
Northeast Utilities (a)                                      44,100         780
Northwest Natural Gas Co.                                     6,400         154
NUI Corp.                                                     3,100          78
OGE Energy Corp.                                              6,900         164
Peoples Energy Corp.                                          9,800         369
Piedmont Natural Gas Co., Inc.                                6,605         206
Pinnacle Holdings, Inc. (a)                                   6,000         146
Primus Telecommunications
 Group, Inc. (a)                                              8,000         179
Public Service Co. of New Mexico                             70,700       1,405
Rochester Gas & Electric Corp.                               16,600         441
RSL Communications, Ltd.
 Class A (a)                                                 40,000         773
SBA Communications Corp. (a)                                 13,900         136
SCANA Corp.                                                  25,500         596
Sierra Pacific Resources                                      9,000         327
SIG Corp., Inc.                                               2,500          71
South Jersey Industries, Inc.                                 3,700         105


                                                              Equity II Fund  25

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     -------

Southwest Gas Corp.                                          15,200         435
TNP Enterprises, Inc.                                         9,100         330
UGI Corp.                                                    15,400         311
United Illuminating Co.                                       7,800         331
United States Cellular Corp. (a)                             51,100       2,733
UtiliCorp United, Inc.                                       60,600       1,472
Western Resources, Inc.                                      30,500         811
Wisconsin Energy Corp.                                        6,600         164
                                                                     ----------
                                                                         32,443
                                                                     ----------

TOTAL COMMON STOCKS
(cost $516,338)                                                         613,316
                                                                     ----------
                                                         PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                        -----------
LONG-TERM INVESTMENTS - 0.2%
Getty Images, Inc. (conv.)
 4.750% due 06/01/03                                            700         665
Res-Care, Inc.
 6.000% due 12/01/04                                            100         124
Titan Corp. (conv.)
 8.250% due 11/01/03                                             55         166
Veterinary Centers
 of America, Inc.
 5.250% due 05/01/06                                            100          73
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $964)                                                               1,028
                                                                     ----------

                                                        PRINCIPAL        MARKET
                                                         AMOUNT          VALUE
                                                          (000)          (000)
                                                            $              $
                                                        -----------     -------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                                           30,795      30,795
United States Treasury Notes
 5.875% due on 07/31/99 (b)(c)                                2,850       2,853
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $33,648)                                                           33,648
                                                                     ----------

TOTAL INVESTMENTS - 100.6%
(identified cost $550,950)                                              647,992

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                             (3,777)
                                                                     ----------


NET ASSETS - 100.0%                                                     644,215
                                                                     ==========
(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depository Receipt
NPV - No Par Value
REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of the financial statements.

26 Equity II Fund

EQUITY II FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                  UNREALIZED
                                                 NUMBER          APPRECIATION
                                                   OF           (DEPRECIATION)
                                                CONTRACTS           (000)
                                               -----------     ----------------
FUTURES CONTRACTS

S&P 500 Midcap Index
  expiration date 09/99                                108      $           738
S&P 500 Index
  expiration date 09/99                                 31                  364
                                                                ---------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                           $         1,102
                                                                ===============



  See accompanying notes which are an integral part of the financial statements.


                                                               Equity II Fund 27

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $550,950)                 $      647,992
Receivables:
 Dividends and interest.......................................              515
 Investments sold.............................................            6,118
 Fund shares sold.............................................            1,357
 Daily variation margin on futures contracts..................              288
                                                                 --------------

   Total Assets...............................................          656,270

LIABILITIES
Payables:
 Investments purchased........................  $       10,516
 Fund shares redeemed.........................           1,043
 Accrued fees to affiliates...................             446
 Other accrued expenses.......................              50
                                                --------------

   Total Liabilities.........................................            12,055
                                                                 --------------

NET ASSETS...................................................    $      644,215
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income..........................    $          308
Accumulated net realized gain (loss).........................            16,856
Unrealized appreciation (depreciation) on:
 Investments.................................................            97,042
 Futures contracts...........................................             1,102
Shares of beneficial interest................................               196
Additional paid-in capital...................................           528,711
                                                                 --------------

NET ASSETS                                                       $      644,215
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 Class E ($13,584,237 divided by 414,086 shares of $.01 par
 value shares of beneficial interest outstanding)............    $        32.81
                                                                 ==============
 Class I ($630,630,454 divided by 19,219,222 shares of $.01
 par value shares of beneficial interest outstanding)........    $        32.81
                                                                 ==============


See accompanying notes which are an integral part of the financial statements.


28  Equity II Fund

EQUITY II FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends.....................................................    $      2,466
 Dividends from Money Market Fund..............................             831
 Interest......................................................             108
                                                                   ------------

   Total Investment Income.....................................           3,405

EXPENSES
 Advisory fees...................................  $        1,942
 Administrative fees.............................             140
 Custodian fees..................................             200
 Transfer agent fees.............................             231
 Professional fees...............................              18
 Registration fees - Class I.....................              47
 Shareholder servicing fees - Class E............               4
 Trustees' fees..................................               3
 Miscellaneous...................................              40
                                                   --------------

   Total Expenses..............................................           2,625
                                                                   ------------

Net investment income..........................................             780
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments.....................................          17,276
 Futures contracts...............................           4,999        22,275
                                                   --------------
Net change in unrealized appreciation
 (depreciation) on:
 Investments.....................................          24,809
 Futures contracts...............................          (1,936)       22,873
                                                   --------------  ------------

Net realized and unrealized gain (loss)........................          45,148
                                                                   ------------

Net increase (decrease) in net assets resulting
 from operations...............................................    $     45,928
                                                                   ============

  See accompanying notes which are an integral part of the financial statements.


                                                              Equity II Fund  29

EQUITY II FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                           FOR THE SIX MONTHS       FOR THE YEAR
                                                          ENDED JUNE 30, 1999           ENDED
                                                              (UNAUDITED)         DECEMBER 31, 1998
                                                          -------------------    -------------------
OPERATIONS
 Net investment income.............................       $               780    $             1,453
 Net realized gain (loss)..........................                    22,275                 29,064
 Net change in unrealized appreciation
   (depreciation)..................................                    22,873                (25,411)
                                                          -------------------    -------------------

   Net increase (decrease) in net assets
     resulting from operations.....................                    45,928                  5,106
                                                          -------------------    -------------------
DISTRIBUTIONS
 From net investment income
   Class I.........................................                      (650)                (1,505)
 From net realized gain on investments
   Class I.........................................                    (4,365)               (31,338)
 In excess of net realized gain on investments
   Class I.........................................                        --                 (1,054)
                                                          -------------------    -------------------

     Net decrease from distributions...............                    (5,015)               (33,897)
                                                          -------------------    -------------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from
   share transactions..............................                    69,483                 80,451
                                                          -------------------    -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS........                   110,396                 51,660

NET ASSETS
 Beginning of period...............................                   533,819                482,159
                                                          -------------------    -------------------
 End of period (including undistributed net
   investment income of $308 and $178,
   respectively)...................................       $           644,215    $           533,819
                                                          ===================    ===================


See accompanying notes which are an integral part of the financial statements.


30  Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        1999*
                                                                     ---------
NET ASSET VALUE, BEGINNING OF PERIOD................................ $   31.37
                                                                     ---------

INCOME FROM INVESTMENT OPERATIONS
   Net realized and unrealized gain (loss) on investments...........      1.44
                                                                     ---------

NET ASSET VALUE, END OF PERIOD...................................... $   32.81
                                                                     =========

TOTAL RETURN (%)(a).................................................      4.59

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($ in thousands)........................    13,584

  Ratios to average net assets (%)(c):
    Operating expenses..............................................        --
    Net investment income (loss)....................................        --

  Portfolio turnover rate (%)(b)....................................    122.13

*   For the period May 14, 1999 (commencement of sale) to June 30, 1999
    (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) The ratios are not meaningful due to the Class's short period of operations.


                                                              Equity II Fund  31

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                           YEARS ENDED DECEMBER 31,
                                 --------------------------------------------
                          1999*    1998     1997     1996     1995     1994
                        -------- -------- -------- -------- -------- --------
NET ASSET VALUE,
BEGINNING OF PERIOD.... $  30.94 $  32.96 $  30.05 $  28.88 $  25.00 $  26.58
                        -------- -------- -------- -------- -------- --------

INCOME FROM INVESTMENT
OPERATIONS
 Net investment income
   (d).................      .04      .09      .11      .16      .27      .36
 Net realized and
   unrealized gain
   (loss) on
   investments.........     2.11      .04     8.11     4.96     6.80     (.86)
                        -------- -------- -------- -------- -------- --------

   Total Income From
   Investment
   Operations..........     2.15      .13     8.22     5.12     7.07     (.50)
                        -------- -------- -------- -------- -------- --------

DISTRIBUTIONS
 From net investment
   income..............     (.03)    (.10)    (.11)    (.16)    (.29)    (.31)
 From net realized gain
   on investments......     (.25)   (2.05)   (5.20)   (3.79)   (2.90)    (.77)
                        -------- -------- -------- -------- -------- --------

   Total Distributions.     (.28)   (2.15)   (5.31)   (3.95)   (3.19)   (1.08)
                        -------- -------- -------- -------- -------- --------

NET ASSET VALUE, END OF
PERIOD................. $  32.81 $  30.94 $  32.96 $  30.05 $  28.88 $  25.00
                        ======== ======== ======== ======== ======== ========
TOTAL RETURN (%)(a)(c).     7.09      .70    28.66    18.51    28.67    (2.60)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period ($ in
   thousands)..........  630,631  533,819  482,159  365,955  279,566  202,977

 Ratios to average net
   assets (%)(b)(c):
   Operating expenses..      .94      .91      .92      .95      .83      .23
   Net investment
   income..............      .28      .29      .35      .52      .97     1.46

 Portfolio turnover
   rate (%)(b).........   122.13   128.87   103.00   120.78    89.31    58.04


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performances, operating expenses and net investment income do not include any management fees paid to the Manager or money managers. For periods therefter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) For the periods subsequent to Decmeber 31, 1997, average month-end shares outstanding were used for this calculation.




32  Equity II Fund

EQUITY III FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF         (000)
                                                              SHARES         $
                                                              -------    -------
COMMON STOCKS - 92.9%
AUTO AND TRANSPORTATION - 5.9%
AMR Corp. (a)                                                 10,900         744
Delta Air Lines, Inc.                                         37,200       2,144
Ford Motor Co.                                                51,000       2,878
General Motors Corp.                                          55,200       3,643
TRW, Inc.                                                      8,400         461
UAL Corp. (a)                                                 18,300       1,189
Union Pacific Corp.                                           23,200       1,353
                                                                      ----------
                                                                          12,412
                                                                      ----------

CONSUMER DISCRETIONARY - 7.5%
Brinker International, Inc.  (a)                              13,200         359
Browning-Ferris Industries, Inc.                               7,200         310
CBS Corp. (a)                                                 37,800       1,642
Chris Craft Industries, Inc. (a)                               8,961         422
Dayton Hudson Corp.                                            6,700         436
Deluxe Corp.                                                  25,300         985
Eastman Kodak Co.                                             19,293       1,307
Fortune Brands, Inc.                                           7,800         323
Harcourt General, Inc.                                         6,700         345
Harrah's Entertainment, Inc. (a)                               8,400         185
Hasbro, Inc.                                                  12,700         355
Kmart Corp. (a)                                               75,400       1,239
Knight-Ridder, Inc.                                           14,000         769
May Department Stores Co.                                      3,500         143
MediaOne Group, Inc. (a)                                      12,600         937
Premark International, Inc.                                   22,000         825
Sears Roebuck & Co.                                           22,000         980
Shaw Industries, Inc. (a)                                     15,500         256
Tribune Co.                                                   11,500       1,002
Viacom, Inc. Class B (a)                                      42,300       1,861
Whirlpool Corp.                                               12,900         955
                                                                      ----------
                                                                          15,636
                                                                      ----------

CONSUMER STAPLES - 2.9%
Albertson's, Inc.                                             20,096       1,036
ConAgra, Inc.                                                 20,100         535
Flowers Industries, Inc.                                      10,800         234
Heinz (H.J.) Co.                                               9,200         461
IBP, Inc.                                                     79,900       1,898
Interstate Bakeries Corp.                                     15,000         337
PepsiCo, Inc.                                                 15,600         604
SuperValu, Inc.                                                5,000         128
Weis Markets, Inc.                                            22,800         892
                                                                      ----------
                                                                           6,125
                                                                      ----------

FINANCIAL SERVICES - 26.9%
AFLAC, Inc.                                                    4,800         230
Allstate Corp.                                                69,062       2,478
Ambac Financial Group, Inc.                                   33,700       1,925
American Financial Group, Inc.                                12,300         419
American General Corp.                                        10,400         784
AmSouth Bancorp                                               48,200       1,118
Associates First Capital Corp. Class A                         8,348         370
Astoria Financial Corp.                                       18,400         807
Bank of America Corp.                                         46,313       3,395
Bank One Corp.                                                26,500       1,578
BB&T Corp.                                                    11,800         433
Bear Stearns Cos., Inc.                                       31,200       1,459
Chase Manhattan Corp.                                         70,776       6,131
Citigroup, Inc.                                                7,400         352
Comerica, Inc.                                                30,700       1,825
Conseco, Inc.                                                 32,100         977
Countrywide Credit Industries, Inc.                           25,800       1,103
Dime Bancorp, Inc.                                            37,700         759
Dow Jones & Co., Inc.                                          9,900         525
Everest Reinsurance Holdings, Inc.                             9,600         313
Federal National Mortgage Association                         21,600       1,477
First American Financial Corp.                                35,700         638
First Data Corp.                                              11,200         548
Fleet Financial Group, Inc.                                   90,000       3,994
Fremont General Corp.                                         16,000         302
Golden West Financial Corp.                                   17,000       1,666
Greenpoint Financial Corp.                                     4,100         135
Hartford Financial Services Group, Inc.
 (The)                                                        22,000       1,283
Hartford Life, Inc. Class A                                    6,800         358
Household International Corp.                                 10,200         483
Jefferson-Pilot Corp.                                         11,500         761
Lehman Brothers Holdings, Inc.                                 6,300         392
Leucadia National Corp.                                       24,200         614
Lincoln National Corp.                                         2,600         136
M & T Bank Corp.                                               2,500       1,375
Morgan (J.P.) & Co., Inc.                                      7,700       1,082
Morgan Stanley Dean Witter & Co.                              23,400       2,399
National City Corp.                                            1,300          85
Old Republic International Corp.                              54,500         944
Pacific Century Financial Corp.                                5,400         116
Paine Webber Group, Inc.                                       3,900         182
Ryder System, Inc.                                            27,000         702
SouthTrust Corp.                                               8,300         318
Sovereign Bancorp, Inc.                                       53,800         656
SunTrust Banks, Inc.                                          10,000         694
Trustmark Corp.                                               13,000         297
U.S. Bancorp                                                  33,800       1,149
UnionBanCal Corp.                                             39,200       1,416
Unitrin, Inc.                                                 28,400       1,152
Washington Mutual, Inc.                                       71,638       2,534
Wells Fargo Co.                                               28,100       1,201
                                                                      ----------
                                                                          56,070
                                                                      ----------

34  Equity III Fund

EQUITY III FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            -------    --------
HEALTH CARE - 3.5%
Aetna, Inc.                                                  11,500       1,029
Baxter International, Inc.                                   17,400       1,055
Bergen Brunswig Corp. Class A                                25,000         431
Bristol-Myers Squibb Co.                                     13,800         972
Columbia/HCA Healthcare Corp.                                57,400       1,309
Mallinckrodt, Inc.                                           25,400         924
McKesson HBOC, Inc.                                          18,200         585
PacifiCare Health Systems, Inc.
 Class B (a)                                                 12,900         928
                                                                     ----------
                                                                          7,233
                                                                     ----------

INTEGRATED OILS - 7.5%
Amerada Hess Corp.                                           21,000       1,250
Ashland, Inc.                                                23,700         951
Chevron Corp.                                                 8,900         847
Coastal Corp.                                                23,100         924
Conoco, Inc. Class A                                         42,200       1,176
Enron Oil & Gas Co.                                          21,600         437
Exxon Corp.                                                  94,600       7,296
Mobil Corp.                                                   8,600         851
Texaco, Inc.                                                 16,700       1,044
Unocal Corp.                                                 23,800         943
                                                                     ----------
                                                                         15,719
                                                                     ----------

MATERIALS AND PROCESSING - 7.2%
Alcoa, Inc.                                                  33,700       2,085
Avery Dennison Corp.                                          5,400         326
Centex Corp.                                                 14,500         545
Dow Chemical Co.                                             12,700       1,611
du Pont (E.I.) de Nemours & Co.                              13,400         915
FMC Corp. (a)                                                 6,800         464
Fort James Corp.                                             24,700         936
Georgia-Pacific Corp. (Timber Group)                         29,500         745
Georgia-Pacific Group                                        10,400         493
Goodrich (B.F.) Co.                                          19,500         829
Harsco Corp.                                                 11,400         365
International Paper Co.                                      37,800       1,909
Mead Corp.                                                    1,600          67
Mohawk Industries, Inc. (a)                                  13,700         416
Reynolds Metals Co.                                          12,900         761
Sonoco Products Co.                                          11,700         350
Temple-Inland, Inc.                                           4,600         314
USG Corp.                                                    12,000         672
Vulcan Materials Co.                                         25,000       1,206
                                                                     ----------
                                                                         15,009
                                                                     ----------

MISCELLANEOUS - 0.4%
Duke Realty Investments, Inc.                                17,700         399
FelCor Lodging Trust, Inc.                                   16,500         343
                                                                     ----------
                                                                            742
                                                                     ----------

OTHER ENERGY - 1.8%
Constellation Energy Group                                   42,200       1,250
El Paso Energy Corp.                                          4,600         162
Sempra Energy                                                27,200         615
Tidewater, Inc.                                              12,900         394
Tosco Corp.                                                  38,100         988
Ultramar Diamond Shamrock Corp.                              15,500         338
                                                                     ----------
                                                                          3,747
                                                                     ----------

PRODUCER DURABLES - 6.8%
AlliedSignal, Inc.                                            9,400         592
Briggs & Stratton Corp.                                       5,900         341
Caterpillar, Inc.                                            23,700       1,422
Crane Co.                                                     8,900         280
Deere & Co.                                                  35,900       1,422
Ingersoll-Rand Co.                                           27,800       1,796
Johnson Controls, Inc.                                       11,300         783
Litton Industries, Inc. (a)                                  16,000       1,148
Lockheed Martin Corp.                                        20,200         752
Northrop Grumman Corp.                                       16,800       1,114
Raytheon Co. Class B                                         17,900       1,260
Tecumseh Products Co. Class A                                19,200       1,162
Xerox Corp.                                                  19,300       1,140
York International Corp.                                     24,400       1,045
                                                                     ----------
                                                                         14,257
                                                                     ----------

TECHNOLOGY - 6.5%
Electronic Data Systems Corp.                                26,267       1,486
General Dynamics Corp.                                       10,800         740
Hewlett-Packard Co.                                          10,900       1,095
Intel Corp.                                                  21,056       1,251
International Business Machines Corp.                        64,500       8,337
Textron, Inc.                                                 8,600         708
                                                                     ----------
                                                                         13,617
                                                                     ----------

UTILITIES - 16.0%
Associated Group, Inc. (The)
 Class A (a)                                                  3,100         201
AT&T Corp.                                                   55,600       3,103
Bell Atlantic Corp.                                          84,468       5,522
BellSouth Corp.                                              50,200       2,353
CenturyTel, Inc.                                             32,500       1,292
Consolidated Edison, Inc.                                    15,900         720
DTE Energy Co.                                               24,900         996
Energy East Corp.                                            13,800         359
FirstEnergy Corp.                                            27,900         865
Florida Progress Corp.                                        8,900         368
FPL Group, Inc.                                                 300          16
GPU, Inc.                                                    28,000       1,181
GTE Corp.                                                    31,200       2,363

                                                             Equity III Fund  35

EQUITY III FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           --------     --------

MCI WorldCom, Inc. (a)                                      19,500       1,677
Minnesota Power, Inc.                                       28,600         569
National Fuel Gas Co.                                       17,600         854
Peco Energy Co.                                             14,300         599
PG&E Corp.                                                  53,500       1,739
Questar Corp.                                               24,300         465
SBC Communications, Inc.                                    73,500       4,263
Texas Utilities Co.                                          7,500         309
U.S. West, Inc.                                             38,400       2,256
Unicom Corp.                                                26,300       1,014
United States Cellular Corp. (a)                             6,400         342
                                                                    ----------
                                                                        33,426
                                                                    ----------

TOTAL COMMON STOCKS
(cost $162,591)                                                        193,993
                                                                    ----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                            $
                                                       -----------
SHORT-TERM INVESTMENTS - 6.1%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                                          11,142      11,142
United States Treasury Notes (b)(c)
 5.875% due 07/31/99                                         1,500       1,502
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,644)                                                          12,644
                                                                    ----------

TOTAL INVESTMENTS - 99.0%
(identified cost $175,235)                                             206,637

OTHER ASSETS AND LIABILITIES,
NET - 1.0%                                                               2,071
                                                                    ----------

                                                                       208,708
NET ASSETS - 100.0%                                                 ==========

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.



 FUTURES CONTRACTS

                                                                   UNREALIZED
                                                 NUMBER           APPRECIATION
                                                   OF            (DEPRECIATION)
                                                CONTRACTS            (000)
                                               -----------     ----------------

S&P Barra Value Index
 expiration date 09/99                                 35            $      119
S&P 500 Index
 expiration date 09/99                                 19                   290
                                                                     ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures                                      $      409
 Contracts Purchased                                                 ==========

See accompanying notes which are an integral part of the financial statements.

36  Equity III Fund

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $175,235)..............   $      206,637
Receivables:
 Dividends and interest.......................................              381
 Investments sold.............................................            6,151
 Fund shares sold.............................................              808
 Daily variation margin on futures contracts..................              225
                                                                 --------------

   Total Assets...............................................          214,202

LIABILITIES
Payables:
 Investments purchased........................  $        5,268
 Fund shares redeemed.........................              86
 Accrued fees to affiliates...................             123
 Other accrued expenses.......................              17
                                                --------------

   Total Liabilities..........................................            5,494
                                                                 --------------

NET ASSETS....................................................   $      208,708
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income...........................   $          650
Accumulated net realized gain (loss)..........................           11,479
Unrealized appreciation (depreciation) on:
 Investments..................................................           31,402
 Futures contracts............................................              409
Shares of beneficial interest.................................               69
Additional paid-in capital....................................          164,699
                                                                 --------------

NET ASSETS....................................................   $      208,708
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 Class E ($4,694,662 divided by 154,730 shares of $.01 par
   value shares of beneficial interest outstanding)...........   $        30.34
                                                                 ==============
 Class I ($204,013,451 divided by 6,721,932 shares of $.01 par
   value shares of beneficial interest outstanding)...........   $        30.35
                                                                 ==============


  See accompanying notes which are an integral part of the financial statements.

                                                            Equity III Fund  37

EQUITY III FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends....................................................   $        1,895
 Dividends from Money Market Fund.............................              207
 Interest.....................................................               41
                                                                 --------------

   Total Investment Income....................................            2,143

EXPENSES
 Advisory fees................................. $          547
 Administrative fees...........................             50
 Custodian fees................................             69
 Transfer agent fees...........................             57
 Professional fees.............................             13
 Registration fees - Class I...................             31
 Shareholder servicing fees - Class E..........              1
 Trustees' fees................................              3
 Miscellaneous.................................             24
                                                --------------

   Total Expenses.............................................              795
                                                                 --------------

Net investment income.........................................            1,348
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments..................................           9,447
 Futures contracts............................           1,676           11,123
                                               ---------------
Net change in unrealized appreciation
(depreciation) on:
 Investments..................................           1,018
 Futures contracts............................            (139)             879
                                               ---------------   --------------

Net realized and unrealized gain (loss).......................           12,002
                                                                 --------------

Net increase (decrease) in net assets
resulting from operations.....................................   $       13,350
                                                                 ==============


See accompanying notes which are an integral part of the financial statements.

38  Equity III Fund

EQUITY III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands
                                          FOR THE SIX MONTHS     FOR THE YEAR
                                         ENDED JUNE 30, 1999        ENDED
                                              (UNAUDITED)     DECEMBER 31, 1998
                                         -------------------  -----------------

OPERATIONS
 Net investment income....................   $       1,348          $     3,613
 Net realized gain (loss).................          11,123               28,478
 Net change in unrealized appreciation
 (depreciation)...........................             879               (9,816)
                                             -------------       --------------

   Net increase (decrease) in net assets
   resulting from operations..............          13,350               22,275
                                             -------------       --------------

DISTRIBUTIONS
 From net investment income
   Class I................................            (770)              (3,541)
 From net realized gain on investments
   Class I................................          (4,363)             (25,167)
                                             -------------       --------------

     Net decrease from distributions......          (5,133)             (28,708)
                                             -------------       --------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from
 share transactions.......................         (10,000)             (25,188)
                                             -------------       --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS         (1,783)             (31,621)

NET ASSETS
 Beginning of period......................         210,491              242,112
                                             -------------       --------------
 End of period (including undistributed net
 investment income of $650 and $72,
   respectively)..........................   $     208,708       $      210,491
                                             =============       ==============

  See accompanying notes which are an integral part of the financial statements.

                                                             Equity III Fund  39

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                       --------

NET ASSET VALUE, BEGINNING OF PERIOD...............................    $  30.27
                                                                       --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c).........................................         .04
 Net realized and unrealized gain (loss) on investments............         .03
                                                                       --------

   Total Income From Investment Operations.........................         .07
                                                                       --------

NET ASSET VALUE, END OF PERIOD.....................................    $  30.34
                                                                       ========

TOTAL RETURN (%)(a)................................................         .23

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)........................       4,695

 Ratios to average net assets (%)(d):
   Operating expenses..............................................          --
   Net investment income...........................................          --

 Portfolio turnover rate (%)(b)....................................      139.05


 * For the period May 14, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.
(d) The ratios are not meaningful due to the Class's short period of operations.


40  Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                          YEARS ENDED DECEMBER 31,
                                   --------------------------------------------
                           1999*    1998     1997     1996     1995      1994
                         -------- -------- -------- -------- --------  --------


NET ASSET VALUE,........ $  29.12 $  29.80 $  29.68 $  29.11 $  24.18  $  27.05
BEGINNING OF PERIOD..... -------- -------- -------- -------- --------  --------

INCOME FROM INVESTMENT
OPERATIONS
 Net investment
 income (d).............      .19      .47      .60      .70      .82       .93
 Net realized and
   unrealized gain
   (loss) on
   investments..........     1.66     2.75     8.69     5.10     7.73      (.85)
                         -------- -------- -------- -------- --------  --------

   Total Income From
   Investment
   Operations...........     1.85     3.22     9.29     5.80     8.55       .08
                         -------- -------- -------- -------- --------  --------

DISTRIBUTIONS
 From net investment
   income...............     (.11)    (.47)    (.61)    (.71)    (.83)     (.91)
 From net realized gain
   on investments.......     (.51)   (3.43)   (8.56)   (4.52)   (2.79)    (2.04)
                         -------- -------- -------- -------- --------  --------

   Total Distributions..     (.62)   (3.90)   (9.17)   (5.23)   (3.62)    (2.95)
                         -------- -------- -------- -------- --------  --------
NET ASSET VALUE, END OF
PERIOD.................. $  30.35 $  29.12 $  29.80 $  29.68 $  29.11  $  24.18
                         ======== ======== ======== ======== ========  ========

TOTAL RETURN (%)(a)(c)..     6.92    11.53    33.13    20.90    35.96      1.16

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period ($ in
   thousands)...........  204,013  210,491  242,112  221,778  222,541   177,807

 Ratios to average net
 assets (%)(b)(c):
   Operating expenses...      .79      .74      .78      .79      .65       .17
   Net investment
   income...............     1.35     1.54     1.77     2.23     2.90      3.39

 Portfolio turnover
   rate (%)(b)..........   139.05   135.53   128.86   100.78   103.40     85.92


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                             Equity III Fund  41

EQUITY Q FUND

STATEMENT OF NET ASSETS

                                         JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                           NUMBER         VALUE
                                             OF           (000)
                                           SHARES           $
                                           --------     --------
COMMON STOCKS - 98.0%
AUTO AND TRANSPORTATION - 2.9%
AMR Corp. (a)                                9,700          662
AutoNation, Inc. (a)                       120,800        2,152
AutoZone, Inc. (a)                          26,100          786
Burlington Northern, Inc.                   31,800          986
CNF Transportation, Inc.                    14,700          564
Consolidated Freightways Corp. (a)           1,200           15
Cooper Tire & Rubber Co.                     5,700          135
CSX Corp.                                   20,400          924
Dana Corp.                                  26,500        1,221
Delphi Automotive Systems Corp.             69,125        1,283
Delta Air Lines, Inc.                       69,500        4,005
Eaton Corp.                                  9,300          856
FDX Corp. (a)                               37,200        2,018
Ford Motor Co.                             142,200        8,025
General Motors Corp.                        32,600        2,152
Genuine Parts Co.                            2,300           81
Goodyear Tire & Rubber Co.                  22,800        1,341
Kansas City Southern Industries, Inc.       55,100        3,516
Lear Corp. (a)                              13,900          692
Meritor Automotive, Inc.                    31,400          801
Modine Manufacturing Co.                     3,000           98
Navistar International Corp. (a)             9,900          495
PACCAR, Inc.                                 1,800           96
Trinity Industries, Inc.                     6,300          211
TRW, Inc.                                   27,100        1,487
Union Pacific Corp.                         37,200        2,169
Wisconsin Central
 Transportation Corp. (a)                    3,200           58
                                                    -----------
                                                         36,829
                                                    -----------

CONSUMER DISCRETIONARY - 12.0%
Abercrombie & Fitch Co. Class A (a)         94,600        4,541
Amazon.com, Inc. (a)                         4,700          588
AT&T Corp. - Liberty Media
 Group Class A (a)                          50,200        1,845
Best Buy Co. (a)                            91,700        6,190
BHC Communications, Inc. Class A             1,900          247
BJ's Wholesale Club, Inc. (a)                2,600           78
Bob Evans Farms, Inc.                          500           10
Browning-Ferris Industries, Inc.            14,600          628
Brunswick Corp.                            101,700        2,835
Buffets, Inc. (a)                            6,800           78
Callaway Golf Co.                           29,000          424
Cendant Corp. (a)                          371,600        7,618
Cintas Corp.                                 8,000          537
Circuit City Stores, Inc.                    6,400          595
Corporate Express, Inc. (a)                 16,900          118
Costco Cos., Inc. (a)                       10,900          872
Darden Restaurants, Inc.                    33,800          737
Dayton Hudson Corp.                        108,500        7,053
Dillard's, Inc. Class A                     18,600          653
Disney (Walt) Co.                          123,400        3,802
Donnelley (R.R.) & Sons Co.                 82,600        3,061
Eastman Kodak Co.                           53,700        3,638
Enesco Group, Inc.                          10,400          241
Extended Stay America, Inc. (a)             12,300          148
Federated Department Stores, Inc. (a)       63,400        3,356
Fortune Brands, Inc.                        36,600        1,514
Fruit of The Loom, Inc. Class A (a)         11,900          116
Furniture Brands International, Inc. (a)     8,300          231
Gap, Inc.                                    9,300          468
General Nutrition Cos., Inc. (a)            14,000          326
Harrah's Entertainment, Inc. (a)             2,700           59
Hilton Hotels Corp.                         64,600          917
Home Depot, Inc. (The)                     147,900        9,530
Huffy Corp.                                 10,300          144
International Game Technology               43,500          805
Interpublic Group Cos., Inc.                12,100        1,048
JC Penney & Co., Inc.                       31,700        1,539
Jones Apparel Group, Inc. (a)               16,803          577
Kmart Corp. (a)                            287,000        4,718
Knight-Ridder, Inc.                         20,300        1,115
La-Z-Boy Inc.                                9,800          225
Leggett & Platt, Inc.                       34,400          957
Lowe's Cos., Inc.                           22,300        1,264
Mandalay Resort Group (a)                   43,200          913
Manpower, Inc.                              16,700          378
Mattel, Inc.                                55,200        1,459
May Department Stores Co.                      500           20
MediaOne Group, Inc. (a)                   110,300        8,204
Mirage Resorts, Inc. (a)                    43,300          725
New York Times Co. Class A                  40,700        1,498
Newell Rubbermaid, Inc.                      4,729          220
Ogden Corp.                                 21,800          587
Payless ShoeSource, Inc. (a)                 1,100           59
Premark International, Inc.                 18,500          694
QUALCOMM, Inc. (a)                          71,000       10,189
Reebok International, Ltd. (a)               9,500          177
Reynolds & Reynolds Co. Class A             10,900          254
Sears Roebuck & Co.                         68,200        3,039
Service Corp. International                 72,000        1,386
Shaw Industries, Inc. (a)                   94,800        1,564
Springs Industries, Inc.                     2,700          118
Starwood Hotels & Resorts
 Worldwide, Inc.                            44,200        1,351
Sunglass Hut International, Inc. (a)        38,600          661
Time Warner, Inc.                           92,700        6,813
Times Mirror Co. Series A                    5,600          332
TJX Cos., Inc.                              48,100        1,602

42  Equity Q Fund

EQUITY Q FUND

                                         JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                           NUMBER         VALUE
                                             OF           (000)
                                           SHARES           $
                                           --------     --------


Toys "R" Us, Inc. (a)                       53,200        1,101
Tribune Co.                                 12,000        1,046
Tricon Global Restaurants, Inc. (a)        102,600        5,553
Tupperware Corp.                            22,600          576
V.F. Corp.                                   6,500          278
Viacom, Inc. Class B (a)                   104,400        4,594
Viad Corp.                                  83,900        2,596
Wal-Mart Stores, Inc.                      383,000       18,480
Washington Post Co. Class B                    600          323
Whirlpool Corp.                              5,100          376
                                                    -----------
                                                        152,612
                                                    -----------

CONSUMER STAPLES - 6.9%
Albertson's, Inc.                           15,623          806
Anheuser-Busch Cos., Inc.                   34,400        2,440
Bestfoods                                   24,200        1,198
Campbell Soup Co.                           14,300          663
Coca-Cola Co. (The)                         82,100        5,131
ConAgra, Inc.                              212,500        5,658
Fleming Cos., Inc.                          18,800          219
General Mills, Inc.                         40,600        3,263
Gillette Co.                                 9,600          394
Hannaford Brothers Co.                       5,100          273
Heinz (H.J.) Co.                            26,000        1,303
Hershey Foods Corp.                          4,300          255
Hormel Foods Corp.                          53,300        2,145
IBP, Inc.                                  230,400        5,472
International Flavors
 & Fragrances, Inc.                         16,900          750
Pepsi Bottling Group, Inc. (The)            11,100          256
PepsiCo, Inc.                              130,200        5,037
Philip Morris Cos., Inc.                   393,500       15,814
Procter & Gamble Co.                        98,300        8,773
Quaker Oats Co.                             58,400        3,876
Ralston-Purina Group                         3,900          119
Safeway, Inc. (a)                          153,150        7,581
Sara Lee Corp.                              89,100        2,021
Seagram Co., Ltd.                          112,800        5,682
Suiza Foods Corp. (a)                        4,500          188
SuperValu, Inc.                             13,300          342
Tyson Foods, Inc. Class A                   10,900          245
Unilever NV (a)                            115,382        8,048
Universal Corp.                             20,000          570
                                                    -----------
                                                         88,522
                                                    -----------

FINANCIAL SERVICES - 18.6%
Allstate Corp.                             135,900        4,875
Ambac Financial Group, Inc.                 17,800        1,017
American Express Co.                           800          104
American General Corp.                      11,500          867
American International Group, Inc.         200,625       23,486
American National Insurance Co.              3,300          235
AmSouth Bancorp                             63,675        1,476
AON Corp.                                   23,200          957
Associated Banc-Corp.                        5,500          228
Associates First Capital Corp. Class A      80,468        3,566
Astoria Financial Corp.                      5,800          254
Automatic Data Processing, Inc.             10,700          471
BancWest Corp. New                           4,500          167
Bank of America Corp.                      428,299       31,400
Bank One Corp.                              43,841        2,611
BankBoston Corp.                            26,700        1,365
BB&T Corp.                                   2,300           84
Bear Stearns Cos., Inc.                     34,181        1,598
Block (H&R) Co., Inc.                       14,700          735
CarrAmerica Realty Corp.                    19,500          488
Charter One Financial, Inc.                 15,400          427
Chase Manhattan Corp.                        9,000          780
Chubb Corp. (The)                            1,500          104
CIGNA Corp.                                  4,200          374
CIT Group, Inc. (The)                        7,500          217
Citigroup, Inc.                            534,175       25,373
City National Corp.                          8,800          329
Colonial BancGroup, Inc.                     4,400           61
Comerica, Inc.                              36,100        2,146
Compass Bancshares, Inc.                     9,900          270
Conseco, Inc.                               77,700        2,365
Dime Bancorp, Inc.                          52,400        1,055
Dow Jones & Co., Inc.                        4,900          260
DST Systems, Inc. (a)                        2,200          138
Duke Realty Investments, Inc.               52,200        1,178
Dun & Bradstreet Corp.                       7,000          248
Equifax, Inc.                               34,400        1,228
Equitable Cos., Inc.                        13,900          931
Everest Reinsurance Holdings, Inc.           1,400           46
Federal Home Loan Mortgage Corp.           155,800        9,036
Federal National
 Mortgage Association                       50,500        3,453
Fifth Third Bancorp                            800           53
Financial Security Assurance
 Holdings, Ltd.                                600           31
FINOVA Group, Inc.                          31,300        1,647
First American Corp.                        17,300          719
First Data Corp.                            40,900        2,002
First Security Corp.                        53,900        1,465
First Union Corp.                          114,900        5,400
First Virginia Banks, Inc.                  12,800          629
Firstar Corp.                               37,800        1,058
FirstMerit Corp.                             8,400          235
Fleet Financial Group, Inc.                106,138        4,710
Fremont General Corp.                        9,000          170

                                                                Equity Q Fund 43

EQUITY Q FUND

                                         JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                           NUMBER         VALUE
                                             OF           (000)
                                           SHARES           $
                                           --------     --------

Golden State Bancorp, Inc. (a)              59,500        1,309
Golden West Financial Corp.                 16,000        1,568
Goldman Sachs Group, Inc. (a)               31,800        2,298
Greenpoint Financial Corp.                  18,300          600
Hibernia Corp. Class A                      13,700          215
Household International Corp.               31,800        1,507
Huntington Bancshares, Inc.                  1,100           38
KeyCorp                                     41,700        1,340
Lehman Brothers Holdings, Inc.               5,400          336
Lincoln National Corp.                      12,600          659
M & T Bank Corp.                               300          165
Marsh & McLennan Cos., Inc.                 89,900        6,787
MBIA, Inc.                                  22,200        1,437
MBNA Corp.                                  78,100        2,392
Mellon Bank Corp.                            3,600          131
Mercantile Bankshares Corp.                  5,400          191
Mercury General Corp.                        7,200          245
Merrill Lynch & Co., Inc.                   29,000        2,318
Metris Companies, Inc.                       9,732          397
Morgan (J.P.) & Co., Inc.                    9,200        1,293
Morgan Stanley Dean Witter & Co.           143,807       14,740
National City Corp.                         18,600        1,218
North Fork Bancorp., Inc.                   41,400          882
Ocwen Financial Corp. (a)                    4,200           37
Ohio Casualty Corp.                          1,100           40
Old Kent Financial Corp.                     9,345          391
Pacific Century Financial Corp.             64,400        1,389
PaineWebber Group, Inc.                      3,200          150
Peoples Heritage Financial Group             8,400          158
PMI Group, Inc. (The)                       19,100        1,200
PNC Bank Corp.                              70,750        4,077
Provident Cos., Inc.                         7,500          300
Provident Financial Group, Inc.              3,000          128
Providian Financial Corp.                   34,850        3,258
Regions Financial Corp.                     42,000        1,599
Ryder System, Inc.                           6,300          164
Schwab (Charles) Corp.                      12,100        1,329
SouthTrust Corp.                           155,850        5,971
Sovereign Bancorp, Inc.                     12,100          147
Spieker Properties, Inc.                     2,000           78
St. Paul Cos., Inc.                         14,900          474
Summit Bancorp                              15,200          636
SunGard Data Systems  (a)                   88,200        3,043
SunTrust Banks, Inc.                       123,160        8,552
TCF Financial Corp.                          7,600          212
Torchmark Corp.                              8,700          297
Travelers Property
 Casualty Corp. Class A                     39,700        1,553
Trustmark Corp.                              1,900           43
U.S. Bancorp                                56,700        1,928
U.S. Trust Corp.                               500           46
Union Planters Corp.                        12,500          559
UnionBanCal Corp.                           53,151        1,920
UNUM Corp.                                  37,200        2,037
Waddell & Reed Financial, Inc.
 Class A                                     1,000           27
Waddell & Reed Financial, Inc.
 Class B                                     4,400          119
Washington Federal, Inc.                     4,900          110
Washington Mutual, Inc.                     74,816        2,647
Wells Fargo Co.                            140,800        6,019
Zions Bancorp                               18,600        1,181
                                                    -----------
                                                        238,007
                                                    -----------

HEALTH CARE - 10.6%
Abbott Laboratories                         68,400        3,112
Aetna, Inc.                                 20,500        1,833
Allergan, Inc.                              88,900        9,868
ALZA Corp. (a)                              62,400        3,175
American Home Products Corp.               142,800        8,211
Amgen, Inc. (a)                              8,100          493
Apria Healthcare Group, Inc. (a)             6,600          112
Bergen Brunswig Corp. Class A               41,400          714
Bristol-Myers Squibb Co.                   276,260       19,459
Cardinal Health, Inc.                       63,326        4,061
Chiron Corp.  (a)                           46,200          956
Columbia/HCA Healthcare Corp.              156,400        3,568
DENTSPLY International, Inc.                 1,700           49
Forest Labs, Inc. (a)                       62,500        2,891
Genzyme Corp.  (a)                          58,200        2,819
Genzyme Surgical Products (a)               10,418           46
Guidant Corp.                                1,400           72
HCR Manor Care, Inc. (a)                    13,900          336
Health Management Associates
 Class A (a)                                29,900          336
HEALTHSOUTH Corp. (a)                      126,300        1,887
Humana, Inc. (a)                            38,400          497
ICN Pharmaceuticals, Inc.                   27,100          872
Immunex Corp. (a)                            5,600          713
Johnson & Johnson                          145,900       14,298
Lilly (Eli) & Co.                           44,200        3,166
Mallinckrodt, Inc.                         112,000        4,074
MedImmune, Inc. (a)                         25,000        1,700
Medtronic, Inc.                              6,200          483
Merck & Co., Inc.                          236,614       17,509
Omnicare, Inc.                               3,800           48
Oxford Health Plans, Inc. (a)               17,300          268
PacifiCare Health Systems, Inc.
 Class B (a)                                47,800        3,439
PE Corp.                                     3,000          344
Pfizer, Inc.                                 5,200          571
Pharmacia & Upjohn, Inc.                   106,400        6,045

44 Equity Q Fund

EQUITY Q FUND

                                         JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                           NUMBER         VALUE
                                             OF           (000)
                                           SHARES           $
                                           --------     --------

Schering-Plough Corp.                      157,600        8,353
Tenet Healthcare Corp. (a)                  46,400          861
United Healthcare Corp.                     14,300          896
Warner-Lambert Co.                          57,900        4,017
Watson Pharmaceuticals, Inc. (a)            34,200        1,199
Wellpoint Health Networks, Inc.
 Class A (a)                                26,600        2,257
                                                    -----------
                                                        135,608
                                                    -----------

INTEGRATED OILS - 4.0%
Chevron Corp.                                4,400          419
Coastal Corp.                               62,500        2,500
Enron Corp.                                 72,300        5,911
Exxon Corp.                                222,900       17,191
Kerr-McGee Corp.                            35,400        1,777
Lyondell Petrochemical Co.                  18,400          380
Mobil Corp.                                128,800       12,751
Phillips Petroleum Co.                       7,900          397
Royal Dutch Petroleum Co.                  133,200        8,025
Tenneco, Inc.                               32,200          769
Texaco, Inc.                                   500           31
USX-Marathon Group                          29,500          960
                                                    -----------
                                                         51,111
                                                    -----------

MATERIALS AND PROCESSING - 5.8%
Albemarle Corp.                              1,200           28
Alcan Aluminum, Ltd.                        11,300          361
Alcoa, Inc.                                 19,600        1,213
Allegheny Teldyne, Inc.                     30,700          695
Archer-Daniels-Midland Co.                     800           12
Banta Corp.                                  2,100           44
Bowater, Inc.                                3,800          180
Dow Chemical Co.                           140,800       17,864
Engelhard Corp.                             40,700          921
FMC Corp. (a)                                1,800          123
Fort James Corp.                             8,400          318
Freeport-McMoRan Copper
 & Gold, Inc. Class B                       43,200          775
Georgia Gulf Corp.                           2,200           37
Georgia-Pacific Group                       95,000        4,501
Goodrich (B.F.) Co.                          2,800          119
Great Lakes Chemical Corp.                  36,400        1,677
Hanna (M.A.) Co.                             5,900           97
IMC Global, Inc.                            32,300          569
International Paper Co.                     44,900        2,267
Johns Manville Corp.                        15,400          200
Kimberly-Clark Corp.                       175,100        9,981
Lafarge Corp.                               27,900          989
Louisiana Pacific Corp.                      4,000           95
Lubrizol Corp.                               3,600           98
Minnesota Mining
 & Manufacturing Co.                        12,300        1,069
Monsanto Co.                               176,600        6,965
Nalco Chemical Co.                           1,100           57
Owens Corning                               27,700          952
PPG Industries, Inc.                         4,200          248
Reynolds Metals Co.                            800           47
Rohm & Haas Co.                             58,000        2,487
RPM, Inc. (Ohio)                             1,700           24
Sherwin-Williams Co.                        40,100        1,113
Smurfit-Stone Container Corp. (a)           40,200          824
Solutia, Inc.                               46,700          995
Southdown, Inc.                                800           51
Teleflex, Inc.                                 500           22
Temple-Inland, Inc.                          7,500          512
Tyco International, Ltd.                    88,500        8,385
Unifi, Inc. (a)                             10,000          213
Union Carbide Corp.                         19,500          951
USEC, Inc.                                   9,300          138
USG Corp.                                   88,600        4,962
W.R. Grace & Co. New (a)                    21,800          400
Worthington Industries, Inc.                49,700          813
                                                    -----------
                                                         74,392
                                                    -----------

MISCELLANEOUS - 0.3%
Avalonbay Communities, Inc.                  2,500           93
Convergys Corp. NPV (a)                     31,100          599
Crestline Capital Corp. (a)                  9,770          164
Host Marriott Corp.                        156,674        1,861
Liberty Property Trust REIT                 50,200        1,248
Public Storage, Inc.                         6,100          170
                                                    -----------
                                                          4,135
                                                    -----------

OTHER ENERGY - 1.0%
Apache Corp.                                68,500        2,672
Conoco, Inc. Class A                         5,900          164
Constellation Energy Group, Inc.            16,200          480
Cooper Cameron Corp. (a)                     3,400          126
Diamond Offshore Drilling, Inc.              6,900          196
El Paso Energy Corp.                        13,100          461
ENSCO International, Inc.                   32,700          652
Global Marine, Inc. (a)                     17,000          262
Input/Output, Inc. (a)                       2,800           21
Noble Drilling Corp.  (a)                   15,500          305
ONEOK, Inc.                                  7,800          248
Pioneer Natural Resources Co.               87,400          961
R&B Falcon Corp. (a)                        19,200          180
Smith International, Inc.  (a)               3,000          130
Tidewater, Inc.                              5,500          168
Tosco Corp.                                 76,600        1,987

                                                                Equity Q Fund 45

EQUITY Q FUND

                                         JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                           NUMBER         VALUE
                                             OF           (000)
                                           SHARES           $
                                           --------     --------

Transocean Offshore, Inc.                   35,700          937
Ultramar Diamond Shamrock Corp.             42,500          927
Union Pacific Resources Group, Inc.         68,300        1,114
Valero Energy Corp.                          7,800          168
                                                    -----------
                                                         12,159
                                                    -----------

PRODUCER DURABLES - 5.4%
Allied Waste Industries, Inc. (a)            5,500          109
AlliedSignal, Inc.                          39,700        2,501
Applied Materials, Inc. (a)                 59,200        4,373
Boeing Co.                                     400           18
Boston Scientific Corp. (a)                  5,900          259
Briggs & Stratton Corp.                     14,100          814
Coltec Industries, Inc. (a)                 12,900          280
Cordant Technologies, Inc.                   6,800          307
Cummins Engine Co., Inc.                     2,200          126
Deere & Co.                                 31,000        1,228
Emerson Electric Co.                        37,700        2,370
General Electric Co.                       197,000       22,261
Grainger (W.W.), Inc.                          500           27
Honeywell, Inc.                              4,800          556
Hubbell, Inc. Class B                        7,000          316
Ingersoll-Rand Co.                         110,200        7,122
ITT Industries, Inc.                        17,600          671
Johnson Controls, Inc.                      17,700        1,227
Lexmark International
 Group, Inc. Class A (a)                    85,200        5,629
Lockheed Martin Corp.                       95,900        3,572
Milacron, Inc.                               4,200           78
Miller (Herman), Inc.                        3,100           65
Pall Corp.                                   2,000           44
Raytheon Co. Class A                        11,400          785
Rockwell International Corp.                45,200        2,746
Sensormatic Electronics Corp. (a)           15,400          215
Solectron Corp. (a)                         20,500        1,367
Teradyne, Inc. (a)                          47,700        3,422
Uniphase Corp. (a)                           7,400        1,228
Waste Management, Inc.                      85,500        4,596
Xerox Corp.                                 16,400          969
                                                    -----------
                                                         69,281
                                                    -----------

TECHNOLOGY - 18.8%
3Com Corp.  (a)                             24,500          652
Adaptec, Inc. (a)                            2,300           81
Adobe Systems, Inc.                         21,700        1,782
America Online, Inc. (a)                    94,000       10,387
Anixter International, Inc. (a)              4,000           73
Apple Computer, Inc. (a)                    91,600        4,242
BMC Software, Inc. (a)                      32,400        1,748
Cadence Design Systems, Inc. (a)            38,800          495
Cisco Systems, Inc. (a)                    453,600       29,229
CNET, Inc. (a)                               1,800          104
CompUSA, Inc. (a)                           15,400          115
Computer Associates
 International, Inc.                       141,000        7,755
Compuware Corp. (a)                         84,600        2,686
Comverse Technology, Inc. (a)               42,450        3,200
Cooper Industries, Inc.                     16,700          868
Dell Computer Corp. (a)                      4,900          181
Electronic Data Systems Corp.               91,500        5,175
EMC Corp. (a)                              225,900       12,425
Exodus Communications, Inc. (a)              2,500          300
Galileo International, Inc.                  5,300          283
Gateway, Inc. (a)                           35,700        2,106
General Dynamics Corp.                      27,800        1,904
General Instrument Corp. (a)                50,200        2,134
Harris Corp.                                15,200          596
Hewlett-Packard Co.                         49,400        4,965
Intel Corp.                                469,500       27,906
International Business
 Machines Corp.                            137,700       17,798
Intuit, Inc. (a)                             6,800          613
Lucent Technologies, Inc.                  254,724       17,178
Microsoft Corp. (a)                        271,200       24,442
Motorola, Inc.                              97,800        9,267
National Semiconductor Corp. (a)            15,600          395
NCR Corp. (a)                                8,700          425
Nortel Networks Corp.                       75,900        6,589
Oracle Systems Corp. (a)                   144,000        5,346
Quantum Corp. (a)                           12,200          293
Seagate Technology (a)                     260,400        6,673
Sterling Commerce, Inc. (a)                  3,400          124
Sun Microsystems, Inc. (a)                 101,800        7,011
Sybase, Inc. (a)                            24,800          271
Symbol Technologies, Inc.                    6,900          254
Synopsys, Inc. (a)                           8,500          469
Tellabs, Inc. (a)                           71,400        4,824
Texas Instruments, Inc.                     87,400       12,673
Unisys Corp. (a)                            18,000          701
Veritas Software Corp. (a)                  10,700        1,016
Vitesse Semiconductor Corp. (a)              7,500          508
Xilinx, Inc. (a)                             9,100          520
Yahoo!, Inc. (a)                             5,500          946
                                                    -----------
                                                        239,728
                                                    -----------

UTILITIES - 11.7%
Allegheny Energy, Inc.                      18,300          587
Alliant Energy Corp. (a)                     1,500           43
Ameren Corp.                                 1,600           61
Ameritech Corp.                             41,500        3,050
AT&T Corp.                                 102,800        5,738

46 Equity Q Fund

EQUITY Q FUND

                                        JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------

Bell Atlantic Corp.                        316,004       20,659
BellSouth Corp.                            345,575       16,199
Central & Southwest Corp.                   69,200        1,618
Cinergy Corp.                               17,700          566
CMS Energy Corp.                            13,100          549
Columbia Energy Group                        9,400          589
Comcast Corp. Special Class A               87,000        3,344
Consolidated Edison, Inc.                   54,200        2,453
Consolidated Natural Gas Co.                 5,100          310
Cox Communications, Inc. Class A (a)        18,400          677
Dominion Resources, Inc.                    21,500          931
DTE Energy Co.                              36,700        1,468
Edison International                       156,900        4,197
Energy East Corp.                           25,600          666
Entergy Corp.                               27,900          872
Florida Progress Corp.                      25,200        1,041
FPL Group, Inc.                             55,900        3,054
Frontier Corp.                               2,000          118
GTE Corp.                                  131,300        9,946
K N Energy, Inc.                             6,600           88
Kansas City Power & Light Co.                2,400           61
Level 3 Communications, Inc. (a)            33,800        2,034
LG&E Energy Corp.                           51,800        1,088
MCI WorldCom, Inc. (a)                     308,509       26,532
Northeast Utilities (a)                      5,600           99
Northern States Power Co.                   16,500          399
OGE Energy Corp.                            42,600        1,012
PG&E Corp.                                 253,500        8,239
Pinnacle West Capital Corp.                 21,200          853
PP&L Resources, Inc.                        36,600        1,125
Public Service Enterprise Group, Inc.       51,200        2,093
Puget Sound Energy, Inc.                    23,300          559
RCN Corp. (a)                                2,300           96
Reliant Energy, Inc. NPV                    55,700        1,539
SBC Communications, Inc.                   191,528       11,109
Southern Co.                               119,200        3,159
Sprint Corp.                                21,000        1,109
TECO Energy, Inc.                           14,700          334
Texas Utilities Co.                         62,100        2,562
U.S. West, Inc.                             83,200        4,888
UtiliCorp United, Inc.                       8,700          212
Vodafone Group PLC - ADR                     3,100          610
Wisconsin Energy Corp.                      43,500        1,089
                                                    -----------
                                                        149,625
                                                    -----------

TOTAL COMMON STOCKS
(cost $873,485)                                       1,252,009
                                                    -----------

                                         PRINCIPAL        MARKET
                                          AMOUNT          VALUE
                                           (000)          (000)
                                             $              $
                                          --------     --------

SHORT-TERM INVESTMENTS - 2.6%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                          30,443       30,443
United States Treasury Notes
 5.875% due 07/31/98 (b)(c)                  2,500        2,502
                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $32,945)                                           32,945
                                                     ----------

TOTAL INVESTMENTS - 100.6%
(identified cost $906,431)                            1,284,954

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                            (8,066)
                                                     ----------

                                                      1,276,888
NET ASSETS - 100.0%                                  ==========

(a)  Nonincome-producing security
(b)  At cost, which approximates market
(c) Held as collateral in connection with futures contracts purchased by the Fund

Abbreviations:
ADR-American Depository Receipt
NPV-No Par Value
NV-Nonvoting
REIT-Real Estate Investment Trust

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 47

EQUITY Q FUND

                                                       JUNE 30, 1999 (UNAUDITED)
                                            UNREALIZED
                           NUMBER          APPRECIATION
                             OF           (DEPRECIATION)
                          CONTRACTS           (000)
                         -----------     ----------------
FUTURES CONTRACTS

S&P 400 Midcap Index
  expiration date 09/99        24       $            169
S&P 500 Index
  expiration date 09/99        55                    701
                                        ----------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                   $            870
                                        ================




See accompanying notes which are an integral part of the financial statements.


48  Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $906,431)...............  $    1,284,954
Receivables:
 Dividends and interest........................................           1,718
 Investments sold..............................................           4,250
 Fund shares sold..............................................           3,632
 Daily variation margin on futures contracts...................             365
                                                                 --------------

   Total Assets................................................       1,294,919

LIABILITIES
Payables:
 Investments purchased..........................  $       5,010
 Fund shares redeemed...........................         12,277
 Accrued fees to affiliates.....................            680
 Other accrued expenses.........................             64
                                                 --------------

   Total Liabilities..........................................           18,031
                                                                 --------------

NET ASSETS....................................................   $    1,276,888
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income...........................   $        2,806
Accumulated net realized gain (loss)..........................          137,657
Unrealized appreciation (depreciation) on:
 Investments..................................................          378,523
 Futures contracts............................................              870
Shares of beneficial interest.................................              288
Additional paid-in capital....................................          756,744
                                                                 --------------

NET ASSETS....................................................   $    1,276,888
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 Class E ($11,197,691 divided by 252,604 shares of $.01 par
   value shares of beneficial interest outstanding)...........   $        44.33
                                                                 ==============
 Class I ($1,265,690,589 divided by 28,546,897 shares of $.01
 par value shares of beneficial interest outstanding).........   $        44.34
                                                                 ==============


  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  49

EQUITY Q FUND

STATEMENT OF OPERATIONS

Amounts in thousands         FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends....................................................   $        8,518
 Dividends from Money Market Fund.............................              385
 Interest.....................................................               90
                                                                 --------------

   Total Investment Income....................................            8,993

EXPENSES
 Advisory fees................................. $        3,265
 Administrative fees...........................            298
 Custodian fees................................            226
 Transfer agent fees...........................            278
 Professional fees.............................             27
 Registration fees - Class I...................             49
 Shareholder servicing fees - Class E..........              3
 Trustees' fees................................              3
 Miscellaneous.................................             47
                                                --------------

   Total Expenses.............................................            4,196
                                                                 --------------

Net investment income.........................................            4,797
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments...................................        108,520
 Futures contracts.............................          2,476          110,996
                                                --------------
Net change in unrealized appreciation
(depreciation) on:
 Investments...................................         34,016
 Futures contracts.............................             40           34,056
                                                   -----------   --------------

Net realized and unrealized gain (loss).......................          145,052
                                                                 --------------

Net increase (decrease) in net assets
resulting from operations.....................................   $      149,849
                                                                 ==============


See accompanying notes which are an integral part of the financial statements.

50  Equity Q Fund

EQUITY Q FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                            FOR THE SIX MONTHS   FOR THE YEAR
                                           ENDED JUNE 30, 1999       ENDED
                                               (UNAUDITED)     DECEMBER 31, 1998
                                           ------------------- -----------------

OPERATIONS
 Net investment income.................... $            4,797  $          9,340
 Net realized gain (loss).................            110,996           153,911
 Net change in unrealized appreciation
   (depreciation).........................             34,056            87,859
                                           ------------------- -----------------

   Net increase (decrease) in net assets
   resulting from operations..............            149,849           251,110
                                           ------------------- -----------------

DISTRIBUTIONS
 From net investment income
   Class I................................             (2,031)           (9,349)
 From net realized gain on investments
   Class I................................            (28,355)         (117,001)
                                           ------------------- -----------------

     Net decrease from distributions......            (30,386)         (126,350)
                                           ------------------- -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets
   from share transactions................            (18,475)           63,380
                                           ------------------- -----------------

TOTAL NET INCREASE (DECREASE) IN NET
 ASSETS...................................            100,988           188,140
NET ASSETS
 Beginning of period......................          1,175,900           987,760
                                           ------------------- -----------------
 End of period (including undistributed
 net investment income of $2,806 and
 $40, respectively)....................... $        1,276,888  $      1,175,900
                                           ==================  ================

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  51

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                       --------

NET ASSET VALUE, BEGINNING OF PERIOD.................................  $  42.99
                                                                       --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (b)...........................................       .04
 Net realized and unrealized gain (loss) on investments..............      1.30
                                                                       --------

   Total Income From Investment Operations...........................      1.34
                                                                       --------

NET ASSET VALUE, END OF PERIOD.......................................  $  44.33
                                                                       ========

TOTAL RETURN (%)(a)..................................................      3.12

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)..........................    11,198

 Ratios to average net assets (%)(d):
   Operating expenses................................................        --
   Net investment income.............................................        --

 Portfolio turnover rate (%)(c)......................................    114.94



 * For the period May 14, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
 (a) Periods less than one year are not annualized.
 (b) Average month-end shares outstanding were used for this calculation.
 (c) The ratios for the period ended June 30, 1999 are annualized.
 (d) The ratios are not meaningful due to the Class's short period of operations.


52  Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEARS ENDED DECEMBER 31,
                                                                -----------------------------------------------------
                                                       1999*      1998       1997       1996       1995       1994
                                                     ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............   $   40.22  $   35.90  $   32.94  $   30.40  $   24.43  $   26.03
                                                     ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (d).........................         .17        .32        .44        .58        .59        .69
 Net realized and unrealized gain
   (loss) on investments..........................        5.02       8.53      10.01       6.33       8.52       (.41)
                                                     ---------  ---------  ---------  ---------  ---------  ---------
   Total Income From Investment  Operations.......        5.19       8.85      10.45       6.91       9.11        .28
                                                     ---------  ---------  ---------  ---------  ---------  ---------
DISTRIBUTIONS
 From net investment income.......................        (.07)      (.32)      (.44)      (.59)      (.61)      (.69)
 From net realized gain on investments............       (1.00)     (4.21)     (7.05)     (3.78)     (2.53)     (1.19)
                                                     ---------  ---------  ---------  ---------  ---------  ---------
   Total Distributions............................       (1.07)     (4.53)     (7.49)     (4.37)     (3.14)     (1.88)
                                                     ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD....................   $   44.34  $   40.22  $   35.90  $   32.94  $   30.40  $   24.43
                                                     =========  =========  =========  =========  =========  =========

TOTAL RETURN (%)(a)(c)............................       13.21      25.98     33.07       23.67      37.91        .99

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands).......   1,265,690  1,175,900   987,760     818,281    620,259    430,661

 Ratios to average net assets (%)(b)(c):
   Operating expenses.............................         .70        .69       .68         .71        .58        .11
   Net investment income..........................         .81        .85      1.17        1.80       2.07       2.74

 Portfolio turnover rate (%)(b)...................      114.94      74.56     94.89       74.59      74.00      45.87

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                               Equity Q Fund  53

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

COMMON STOCKS - 94.4%
AUSTRALIA - 3.2%
Amcor, Ltd.                                                883,265        4,903
AMP, Ltd.                                                   44,800          489
Australia & New Zealand Bank
  Group, Ltd.                                            1,062,126        7,800
Boral, Ltd.                                                 86,196          146
Brambles Industries, Ltd.                                   14,936          393
BRL Hardy, Ltd.                                              7,279           31
Broken Hill Proprietary Co.                                 50,980          590
Cable & Wireless Optus, Ltd. NPV (a)                     1,466,100        3,334
Coles Myer, Ltd.                                            19,491          113
Commonwealth Bank of Australia                               3,700           59
CRA, Ltd.                                                    4,400           72
CSR, Ltd.                                                  959,600        2,740
F.H. Faulding & Co., Ltd.                                    4,200           26
Foster's Brewing Group, Ltd.                               929,000        2,615
Goodman Fielder Wattie                                     954,527          850
Harvey Norman Holdings, Ltd. NPV                             8,000           70
Leighton Holdings, Ltd. Class A                              5,700           22
Lend Lease Corp.                                            37,200          510
Macquarie Bank, Ltd. NPV                                     2,000           27
National Australia Bank, Ltd.                              227,600        3,761
National Mutual Holdings, Ltd.                              16,900           25
News Corp., Ltd.                                            42,053          358
Orica, Ltd.                                                181,000          987
Pacific Dunlop, Ltd.                                       641,095          924
Pioneer International, Ltd.                                 96,772          246
PMP Communications, Ltd.                                   196,000          402
Smith (Howard), Ltd.                                         4,158           32
Smorgon Steel Group, Ltd. NPV (a)                           20,000           30
Southcorp Holdings, Ltd.                                    81,900          330
Telstra Corp., Ltd. NPV                                    162,400          929
Western Mining Corp., Ltd.                                  15,000           64
Westfield Holdings, Ltd. NPV                                12,400           76
Westfield Trust                                            457,057          924
Westpac Banking Corp.                                       30,100          196
Woodside Petroleum, Ltd.                                     8,500           58
Woolworth's, Ltd.                                           16,700           56
                                                                      ---------
                                                                         34,188
                                                                      ---------

AUSTRIA - 0.4%
Bank Austria AG                                             62,141        3,267
EVN AG                                                       2,800          409
VA Technologie AG (BR)                                       3,260          295
Voest-Alpine Stahl AG                                       13,000          405
Wienerberger Baustoffindustrie AG
 NPV (a)                                                    12,800          332
                                                                      ---------
                                                                          4,708
                                                                      ---------

BELGIUM - 0.4%
Delhaize-Le Lion NPV                                         2,000          170
Electrabel NPV                                               5,900        1,904
Tractebel Investments International
 NPV                                                         6,086          853
Union Miniere                                               45,800        1,889
                                                                      ---------
                                                                          4,816
                                                                      ---------

CANADA - 2.9%
Alberta Energy Co., Ltd.                                     4,759          153
Alcan Aluminum, Ltd.                                         4,360          138
ATI Technologies, Inc. NPV (a)                               3,900           63
Bank of Montreal                                             2,852          104
Bank of Nova Scotia                                         11,817          257
Barrick Gold Corp. NPV                                      12,500          241
BCE, Inc.                                                  146,175        7,123
Bombardier, Inc. Class B                                    31,407          480
Canadian Imperial Bank of Commerce                          20,565          490
Canadian National Railway Co.                                1,575          106
Canadian National Railway Co. NPV                              310           21
Canadian Natural Resources, Ltd. (a)                         3,967           78
Canadian Pacific, Ltd.                                       9,700          231
Canadian Tire Corp. Class A                                  1,915           56
Celestica, Inc. (a)                                          1,300           56
CGI Group, Inc. Class A (a)                                 36,570          770
Cinar Corp. Class B (a)                                        630           15
Cinar Corp. Class B Sub Voting (a)                           1,070           26
Dofasco, Inc. NPV                                           35,651          577
EdperBrascan Corp. Class A                                  22,000          335
Enbridge, Inc.                                               7,434          170
Euro-Nevada Mining Corp., Ltd.                               1,827           22
Falconbridge, Ltd. New                                       1,600           23
Imasco, Ltd.                                                18,660          503
Imperial Oil, Ltd.                                          16,092          306
Inco, Ltd.                                                  69,031        1,243
Inco, Ltd. NPV                                               2,900           52
JDS Fitel, Inc. (a)                                          2,061          173
Laidlaw, Inc.                                              286,300        2,111
Loblaw Cos., Ltd.                                            2,016           51
MacMillan Bloedel, Ltd.                                      2,340           42
Magna International, Inc. Class A                              790           45
Mitel Corp. NPV (a)                                        125,000          832
National Bank of Canada                                     34,700          455
Newbridge Networks Corp. (a)                                 7,990          228
Noranda, Inc.                                               15,364          202
Nortel Networks Corp.                                        6,390          555
Nortel Networks Corp. NPV                                   14,100        1,207
NOVA Chemicals Corp. NPV                                     4,700          110
NS Power Holdings, Inc.                                     20,200          228
Petro-Canada                                                 4,300           59
Placer Dome, Inc.                                            4,987           58


54  International Fund

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

Poco Petroleum, Ltd. (a)                                     7,400           60
Power Corp. of Canada                                       61,400        1,176
QLT PhotoTherapeutics, Inc. (a)                             21,670        1,177
Rogers Communications, Inc.
 Class B (a)                                                 5,291           85
Royal Bank of Canada                                        15,815          698
Seagram Co., Ltd.                                           73,678        3,670
Seagram Co., Ltd. NPV                                          170            9
Shaw Communications, Inc. Class B NPV                        2,997          119
Slocan Forest Products, Ltd. (a)                             5,060           37
Suncor, Inc. NPV                                            10,507          431
TD Waterhouse Group, Inc. (a)                                5,500          136
Teleglobe, Inc.                                             50,600        1,497
Thomson Corp. (The)                                         17,980          543
Toronto Dominion Bank (The) New                              7,116          323
Torstar Corp. Class B                                       36,800          414
TransCanada Pipelines, Ltd.                                 15,700          221
United Dominion Industries, Ltd.                             1,500           37
Westcoast Energy, Inc.                                      29,004          569
                                                                      ---------
                                                                         31,197
                                                                      ---------

DENMARK - 0.3%
Danisco                                                      6,084          274
Great Nordic Store Nord AS                                   5,000          168
ISS International Series B (a)                              19,540        1,043
Jyske Bank AS (Regd)                                        14,141        1,343
Ratin A/S Series B                                           3,769          442
Sydbank A/S                                                  3,699          154
                                                                      ---------
                                                                          3,424
                                                                      ---------

FINLAND - 1.9%
Enso OY Series A                                            46,000          493
Fortum Corp.                                               257,400        1,244
Helsinki Telephone Corp. Series E                           94,500        4,481
Huhtamaki OY Series I Free                                   3,000          109
KCI Konecranes International PLC                             6,002          206
Kesko Oyj                                                  105,700        1,422
Merita, Ltd. Series A                                       51,100          290
Metsa-Serla Oyj Series B                                    72,000          612
Nokia Corp. - ADR                                           24,000        2,198
Nokia Oyj                                                   56,081        4,914
OY Tamro AB                                                 41,300          170
Pohjola Series B                                             7,300          374
Rauma Group (The)                                           11,500          136
Rautaruukki Oyj                                             28,500          172
Sampo Insurance Co., Ltd. Series A                          17,707          513
Sonera Group Oyj                                            82,700        1,807
UPM-Kymmene Oyj                                             12,955          371
Valmet Corp. Series A                                       14,700          168
                                                                      ---------
                                                                         19,680
                                                                      ---------

FRANCE - 10.3%
Accor SA                                                    11,618        2,916
Alcatel Alsthom                                             37,555        5,284
Alstom (a)                                                 194,359        6,111
Alstom - ADR New (a)                                        26,730          855
Assurances Generales de France                              21,640        1,042
AXA - UAP                                                    8,543        1,042
Banque Nationale Paris                                      47,414        3,949
Bongrain SA                                                  2,510          947
Bouygues                                                    10,854        2,868
Bouygues SA New (a)                                         10,854           29
Canal Plus                                                     440          123
Cap Gemini Sogeti                                           32,699        5,137
Carrefour SA (a)                                            15,980        2,347
Castorama Dubois                                             1,000          237
Chargeurs International SA (a)                               4,200          234
Christian Dior SA                                            4,270          695
Cie de St. Gobain                                           15,114        2,407
CNP Assurances (a)                                          21,637          591
Coflexip SA                                                 24,340        2,089
Credit Commercial de France                                  4,671          505
Dexia France                                                12,823        1,716
Dexia France New                                             2,955          395
Elf Aquitaine - ADR                                         28,900        2,126
Elf Aquitaine SA                                            33,122        4,859
Eridania Beghin-Say SA                                       1,843          264
Euro RSCG                                                    1,000          215
France Telecom SA                                            8,800          664
Galeries Lafayette (a)                                       6,000          794
Groupe Danone                                               13,325        3,434
Imetal                                                         701          104
L'Air Liquide                                               14,325        2,252
Lafarge SA                                                   8,173          777
Lafarge SA (BR)                                             14,670        1,394
Lagardere Groupe (Regd)                                     69,770        2,596
Legris Industries SA                                         4,600          188
LVMH Moet-Hennessy                                           2,400          702
LVMH New (a)                                                 2,400           70
Michelin (Cie Gen) Class B (Regd)                           35,957        1,470
Paribas                                                      8,941        1,002
Pechiney International Class A                              33,600        1,444
Peugeot SA                                                  12,265        1,934
Renault                                                      3,100          135
Rhodia SA                                                   14,507          275
Rhone-Poulenc SA Class A - ADR                              42,480        1,940
Sanofi-Synthelabo SA (a)                                    12,931          549


                                                           International Fund 55

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

Schneider SA                                                 7,840          440
Scor SA                                                      6,000          298
Sefimeg (Regd)                                               2,100          146
SEITA                                                        9,897          571
Sidel SA                                                     3,450          419
Simco (Regd)                                                 3,900          330
Societe BIC SA                                              41,000        2,162
Societe Generale                                            29,662        5,226
Sodexho                                                      3,200          551
Suez Lyonnaise des Eaux                                     33,996        6,129
Sylea                                                        2,800          178
Thomson-CSF                                                 48,718        1,692
Total Co. SA Class B (a)                                    52,284        6,743
TV Francaise (TFI)                                           7,040        1,641
Usinor Sacilor                                             130,153        1,939
Vallourec (Usin)                                               460           18
Vivendi (a)                                                119,632        9,688
                                                                      ---------
                                                                        108,878
                                                                      ---------

GERMANY - 8.1%
Allianz AG (Regd)                                            1,367          379
AMB Aachener & Muenchener
 Beteiligungs AG                                             2,130          216
BASF AG                                                     33,474        1,479
Bayer AG                                                   128,620        5,357
Bayerische Motoren Werk AG                                   4,200        2,888
Bayerische Vereinsbank AG                                   69,700        4,527
BHF - Bank AG                                                9,277          317
Bilfinger & Berger BAU AG                                    4,900          121
Commerzbank AG                                              40,400        1,226
Continental AG                                              94,551        2,242
DaimlerChrysler AG                                          37,011        3,205
Deutsche Bank AG                                            50,959        3,107
Deutsche Lufthansa AG                                       60,000        1,087
Deutsche Pfandbrief &
 Hypothekenbank AG                                           8,000          726
Deutsche Telekom AG                                         34,871        1,463
Dresdner Bank AG                                             9,250          361
Fresenius Medical Care AG                                    1,688          101
GEA AG (a)                                                  42,520        1,280
Gerresheimer Glas AG                                        11,350          177
Hannover Rueckversicherungs AG                               7,492          599
Hoechst AG                                                 143,241        6,482
IKB Deutsche Industriebank AG                                2,250           42
Karstadt AG                                                  7,151        3,435
KM Europa Metal AG                                          11,170          581
Mannesmann AG                                               71,987       10,738
Mannheimer Aktiengesellschaft (a)                              500          257
Merck KGAA                                                  58,900        1,915
Meto AG New NPV (a)                                         14,800           73
Metro AG                                                     2,900          180
Muenchener Rueckversicherungs-
 Gesellschaft AG NPV                                         3,834          709
Phoenix AG                                                  11,000          183
Preussag AG (a)                                             15,400          827
RWE AG                                                      49,200        2,277
SAP AG                                                       1,019          345
Schering AG                                                  5,857          621
Schmalbach Lubeca AG                                         5,323          834
SGL Carbon AG (a)                                            2,000          155
Siemens AG                                                 142,329       10,975
SKW Trostberg AG                                             7,600          173
Software AG NPV (a)                                         33,500        1,071
Stinnes AG NPV (a)                                          17,227          268
Tarkett AG                                                  22,184          197
Veba AG                                                    156,612        9,201
Viag AG                                                      4,194        1,980
Volkswagen AG                                               20,460        1,310
                                                                      ---------
                                                                         85,687
                                                                      ---------

HONG KONG - 1.7%
Asia Satellite Telecommunications
 Holdings, Ltd.                                             11,000           26
Cathay Pacific Airways                                     211,000          324
Cheung Kong Holdings, Ltd.                                  93,200          829
China Telecom (Hong Kong), Ltd. (a)                         13,900           39
CLP Holdings, Ltd.                                         161,300          784
Dairy Farm International
 Holdings, Ltd. (a)                                         26,000           31
Dao Heng Bank Group, Ltd.                                   95,000          426
First Pacific Co.                                            5,434            5
Giordano International, Ltd.                                50,000           35
Great Eagle Holdings                                       644,849        1,139
Hang Lung Development Co.                                  250,000          309
Hang Seng Bank                                              13,500          151
Henderson Investment, Ltd.                               1,460,000        1,016
Hong Kong & China Gas Co., Ltd.                             77,770          113
Hong Kong Electric Holding, Ltd.                           962,814        3,102
Hong Kong Telecommunications, Ltd.                         217,900          566
HSBC Holdings (UK Regd) PLC                                 24,181          882
Hutchison Whampoa, Ltd.                                    111,800        1,012
Jardine Matheson
 Holdings, Ltd. - ADR (a)                                  232,700        1,164
Jardine Strategic
 Holdings, Ltd. - ADR (a)                                  279,000          725
JCG Holdings, Ltd. NPV                                     140,800           67
Johnson Electric Holdings, Ltd.                             19,400           80
Li & Fung, Ltd.                                             17,700           42
National Mutual Asia                                        60,200           48
New World Development Co., Ltd.                             33,200           99
Orient Overseas International Ltd. (a)                     188,000           69
QPL International Holdings, Ltd. (a)                       640,000          196


56  International Fund

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

SmarTone Telecommunications
 Holdings, Ltd.                                             65,900          234
Sun Hung Kai Properties, Ltd.                              104,600          954
Swire Pacific, Ltd. Class A                                 12,400           61
Tai Cheung Holdings                                         73,000           22
Television Broadcast                                         8,000           38
Vitasoy International Holdings, Ltd.                       500,000          176
Wharf Holdings                                             912,300        2,846
Wing Hang Bank, Ltd.                                        21,900           70
                                                                      ---------
                                                                         17,680
                                                                      ---------

IRELAND - 0.3%
Bank of Ireland                                             23,082          389
CRH PLC                                                     58,299        1,032
Greencore Group PLC                                         50,000          155
Irish Life & Permanent PLC                                 112,915        1,176
Jefferson Smurfit Group PLC                                 95,700          225
                                                                      ---------
                                                                          2,977
                                                                      ---------

ITALY - 3.6%
Assicurazioni Generali SPA                                  18,126          628
Banca Commerciale Italiana                                 283,000        2,065
Banca Nazionale del Lavoro (a)                             801,489        2,520
Banca Pop di Milano                                         55,343          427
Banca Popolaire di Bergamo CV                               42,500          933
Banco Fideuram SPA                                         116,000          676
Bulgari SPA                                                112,000          753
Class Editori SPA                                          181,400        1,449
ENI SPA - ADR                                               34,000        2,040
Ente Nazionale Idrocarburi
SPA (Regd)                                                 330,278        1,971
Fiat SPA di Risp                                           264,358          451
Finmeccanica SPA (a)                                       608,534          560
Gruppo Editoriale L'Espresso                                55,300          895
Istituto Bancario San Paolo
 di Torino - ADR                                            21,945          603
Istituto Mobiliare Italiano SPA                            219,880        2,992
Italgas (Soc. Ital.)                                        78,139          328
Luxottica Group SPA - ADR                                   70,000        1,089
Magneti Marelli SPA                                         73,500           97
Mediaset SPA                                               468,935        4,167
Mediolanum SPA                                              37,900          291
Mondadori (Arnoldo) Editore SPA                            142,200        2,463
Monte dei Paschi Siena SPA (a)                              23,234          103
Montefibre di Risp                                          90,000           47
Olivetti Group SpA (a)                                     211,059          507
Pirelli SPA                                                395,800        1,077
Telecom Italia Mobile SPA di Risp                           85,384          315
Telecom Italia SPA (a)                                     571,442        3,099
Telecom Italia SPA di Risp (a)                             595,329        6,187
                                                                      ---------
                                                                         38,733
                                                                      ---------

JAPAN - 21.3%
Able, Inc.                                                  28,000        1,435
ADERANS Co., Ltd.                                            2,300           98
Advantest                                                    1,600          176
Aiful Corp.                                                 11,120        1,362
Alps Electric Co.                                           11,000          258
Aoki International                                          27,000          125
Aoyama Trading Co.                                          45,000        1,421
Aruze Corp. NPV                                              2,000          197
Asahi Bank, Ltd.                                            75,000          360
Asahi Glass Co.                                             20,000          130
Bank of Tokyo - Mitsubishi, Ltd.                           128,000        1,823
Banyu Pharmaceutical                                         9,000          149
Belluna Co., Ltd.                                           79,000        2,273
Bridgestone Tire Corp.                                      27,000          817
Canon Chemicals, Inc.                                        1,000            8
Canon, Inc.                                                328,000        9,436
Chichibu Onoda Cement Corp.                                 32,000           92
Chugai Pharmaceutical Co., Ltd.                            110,000        1,186
Citizen Watch Co., Ltd.                                     44,000          382
Credit Saison Co.                                           92,000        1,924
Dai Ichi Kangyo Bank                                        16,000          103
Dai Ichi Pharmaceutical Co.                                 21,000          326
Dai Nippon Printing, Ltd.                                   18,000          288
Dai-Tokyo Fire & Marine                                    418,000        1,503
Daifuku Machinery Co.                                        1,000            7
Daikin Industries, Ltd.                                     14,000          163
Daito Trust Construction                                    59,990          669
Daiwa Kosho Lease Co., Ltd.                                104,000          456
Daiwa Securities                                           137,000          906
DDI Corp.                                                      107          666
Deodeo Corp.                                                18,000          260
East Japan Railway Co.                                         385        2,069
Ebara Corp.                                                 16,000          190
Eisai Co.                                                  104,100        2,052
Ezaki Glico Co.                                             76,000          455
Fanuc Co.                                                    7,800          419
Fuji Bank, Ltd.                                            334,000        2,330
Fuji Heavy Industries, Ltd.                                373,000        2,880
Fuji Machine Manufacturing Co.                              50,000        1,542
Fuji Photo Film Co.                                         18,000          681
Fuji Seal, Inc.                                              7,000          972
Fuji Soft ABC, Inc.                                          1,900          113
Fujitsu Support and Service, Inc.                           20,000        3,029
Fujitsu, Ltd.                                               57,000        1,147
Funai Electric Co., Ltd.                                     1,100          218
Furukawa Electric Co.                                       36,000          165
General Sekiyu KK                                           32,000          102


                                                          International Fund  57

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

Heiwa Corp.                                                 25,100          452
Hikari Tsushin, Inc.                                         1,200          371
Hitachi Software
 Engineering Co., Ltd.                                       2,500          124
Hitachi, Ltd.                                            1,086,000       10,189
Hokkaido Electric Power Co., Inc.                           24,400          359
Honda Motor Co., Ltd.                                       69,000        2,926
Hoya Corp.                                                   3,000          169
Inax Corp.                                                  11,000           67
Industrial Bank of Japan, Ltd.                              15,000          119
ITO EN, Ltd.                                                 1,100           74
Ito-Yokado Co., Ltd.                                        71,000        4,754
Itochu Corp. (a)                                           200,000          498
Japan Telecom Co., Ltd.                                          6           85
Japan Tobacco, Inc.                                            441        4,885
Kaneka Corp.                                                21,000          198
Kao Corp.                                                  216,000        6,071
Kawasaki Steel Corp.                                       239,000          447
Keyence Corp.                                                  700          123
Kinki Coca-Cola Bottling                                    32,000          556
Kirin Brewery Co.                                          268,000        3,212
Kissei Pharmaceutical Co.                                   35,000          696
Koa Fire & Marine                                           97,000          307
Kojima Co., Ltd.                                            38,800        1,293
Kokusai Denshin Denwa                                        3,400          244
Konami Co., Ltd.                                             7,500          310
Koyo Seiko Co., Ltd.                                         1,000            9
Kuraray Co., Ltd.                                            6,000           72
Kurimoto Iron Works                                         97,000          265
Kyocera Corp.                                                8,400          493
Kyowa Exeo Corp.                                             8,000           68
Kyushu Electric Power                                       13,100          201
Laox                                                        12,000          104
Mabuchi Motor Co., Ltd.                                     27,500        2,557
Makita Corp.                                               106,000        1,200
Marubeni Corp.                                             935,000        1,955
Maruichi Steel Tube                                         51,000          667
Matsumotokiyoshi                                            35,000        2,098
Matsushita Communication                                     2,000          143
Matsushita Electric
 Industrial Co., Ltd.                                      469,000        9,111
Matsushita-Kotobuki
 Electric Co., Ltd.                                          4,000          113
Meiwa Estate Co., Ltd.                                      38,800        1,620
Mikuni Coca-Cola Bottling                                    4,000           81
Minebea Co., Ltd.                                          232,000        2,589
Minolta Camera Co.                                          15,000           77
Mitsubishi Chemical                                        171,000          592
Mitsubishi Corp.                                            47,000          319
Mitsubishi Electric Corp.                                  215,000          826
Mitsubishi Estate Co., Ltd.                                 43,000          420
Mitsubishi Heavy Industries                                374,000        1,518
Mitsui Mining & Smelting                                    27,000          139
Mitsui O.S.K. Lines                                        156,000          335
Mitsui Petrochemical Industry                                4,000           26
Mitsui Trust & Banking Co., Ltd.                            82,000          131
Mitsukoshi (a)                                             288,000        1,252
Mitsumi Electric Co.                                         4,000          112
Murata Manufacturing Co., Ltd.                              56,000        3,685
Namco                                                       62,100        1,668
NEC Corp.                                                  173,000        2,152
NHK Spring Co.                                              12,000           67
Nichicon Corp.                                              11,000          160
Nichido Fire & Marine                                      188,400          970
Nichiei Co., Ltd.                                           31,400        2,751
NIDEC Corp.                                                  1,600          241
Nihon Unisys                                                11,000          239
Nikko Securities Co., Ltd.                                 268,000        1,730
Nintendo Co., Ltd.                                          28,600        4,022
Nippon Comsys Corp.                                          8,000          130
Nippon Denso Co.                                             5,000          102
Nippon Fire & Marine                                       113,000          383
Nippon Meat Packers, Inc.                                    6,000           78
Nippon Steel Corp.                                         141,000          328
Nippon System Development                                   23,500        1,399
Nippon Telegraph & Telephone Corp.                             651        7,588
Nippon Yusen                                               281,000        1,082
Nippon Zeon Co., Ltd.                                       24,000          175
Nishimatsu Construction                                    259,000        1,486
Nissan Chemical Industries, Ltd.                            15,000           91
Nissan Motor Co., Ltd. (a)                                 691,000        3,302
Nitto Denko Corp.                                            9,000          189
Nomura Securities Co., Ltd.                                159,000        1,862
NTT Mobile Communication
 Network, Inc.                                                 115        1,559
NTT Mobile Communications
 Network, Inc. NPV New (a)                                     468        6,267
Orix Corp.                                                   3,300          295
Osaka Gas Co.                                               85,000          289
Otsuka Kagu                                                    900          163
Paris Miki, Inc.                                             3,600          196
Ricoh Co., Ltd.                                             49,000          675
Rinnai Corp.                                                78,000        1,793
Rohm Co.                                                    33,000        5,169
Ryohin Keikaku Co., Ltd.                                     5,500        1,384
Sakura Bank, Ltd.                                          745,000        2,827
Sanden Corp.                                                16,000          128
Sangetsu Co.                                                29,000          617
Sanki Engineering Co.                                       11,000           74
Sankyo Co., Ltd.                                            71,000        1,790
Sankyo Co., Ltd. GUNMA                                      52,100        2,494
Secom Co.                                                   18,000        1,875


58  International Fund

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

Sekisui Chemical Co., Ltd.                                 248,000        1,439
Sekisui House, Ltd.                                         48,000          518
Sharp Corp.                                                 75,000          887
Shimano, Inc.                                                1,200           28
Shin-Etsu Chemical Co.                                      14,400          482
Shionogi & Co.                                             188,000        1,487
Shohkoh Fund & Co., Ltd.                                     4,370        3,136
Skylark Co.                                                 54,300        1,167
SMC Corp.                                                      600           67
Snow Brand Milk                                             15,000           73
Softbank Corp.                                               3,600          729
Sony Corp.                                                  63,500        6,850
Sony Music Entertainment, Inc.                              10,800          920
Sumitomo Bakelite Co., Ltd.                                 16,000          123
Sumitomo Bank                                              103,000        1,278
Sumitomo Rubber Industries                                 235,000        1,663
Sundrug Co., Ltd.                                           17,400          820
Suzuki Motor Corp.                                          16,000          255
Tadano                                                      45,000          127
Takeda Chemical Industries                                  68,000        3,154
Takefuji Corp.                                              14,100        1,458
TDK Corp.                                                   33,000        3,020
Terumo Corp.                                                13,000          290
THK Co., Ltd.                                                2,800           65
Toc Co.                                                     50,000          424
Toda Corp.                                                   5,000           24
Toho Bank                                                  100,000          335
Tohoku Electric Power                                       19,700          298
Tokai Bank                                                  24,000          137
Tokyo Electric Power                                        11,800          249
Tokyo Electronics                                            2,000          136
Tokyo Gas Co.                                              107,000          264
Tokyo Seimitsu Co., Ltd.                                     3,700          236
Toppan Forms Co., Ltd.                                       7,000          133
Toppan Printing                                             17,000          190
Toshiba Corp.                                              413,000        2,946
Tostem Corp.                                                16,000          308
Toyo Seikan Kaisha, Ltd.                                    98,000        2,204
Toyota Motor Corp.                                         116,000        3,673
Trend Micro, Inc.                                              500           84
Uni-Charm Corp.                                              2,500          108
UNY Co., Ltd.                                                6,000           90
West Japan Railway Co.                                         569        2,182
World Co., Ltd.                                              2,500          182
Yakult Honsha Co., Ltd.                                      8,000           73
Yamanouchi Pharmaceutical                                   64,000        2,450
Yamato Kogyo Co.                                            42,000          306
Yamato Transport                                             7,000          122
Yodogawa Steel Works, Ltd.                                  71,000          293
Yonekyu Corp.                                                3,000           41
York-Benimaru Co., Ltd.                                      2,900          110
Yoshitomi Pharmaceutical                                     4,000           50
                                                                      ---------
                                                                        226,144
                                                                      ---------

MALAYSIA - 0.3%
Berjaya Leisure Berhad                                      60,000           35
Carlsberg Brewery Malaysia Berhad                          170,000          434
Commerce Asset Holdings                                    180,000          400
Golden Hope Plantation                                      50,000           39
Kumpulan Guthrie                                           392,000          234
Malayan Banking Berhad                                     233,000          628
Malaysian Airline System                                    50,000           61
Oriental Holdings Berhad                                    30,000           74
Perlis Plantations                                         216,000          227
Resorts World Berhad                                       543,000        1,148
Technical Resource Industries Berhad                       396,000          290
                                                                      ---------
                                                                          3,570
                                                                      ---------

NETHERLANDS - 6.4%
ABN Amro Holdings NV                                       130,065        2,816
Aegon NV                                                     3,100          225
AKZO Nobel NV                                               43,200        1,817
AKZO Nobel NV - ADR                                         34,600        1,466
Benckiser NV Class B                                         2,725          145
Buhrmann NV                                                 67,634        1,091
Elsevier NV                                                128,000        1,484
Equant NV (a)                                               29,400        2,767
Equant NV NPV (a)                                           16,499        1,521
European Vinyls Corp.
 International NV                                            7,200           61
Fortis (NL) NV                                              10,964          339
Getronics NV                                                 5,812          223
Heineken Holding NV Class A                                 15,624          588
Heineken NV                                                  6,550          335
Hollandsche Beton Groep NV                                  70,402          900
Hunter Douglas NV                                           54,176        1,860
ING Groep NV                                               125,861        6,812
Koninklijke (Royal) Philips
 Electronics NV (a)                                         25,926        2,556
Koninklijke (Royal) Philips
 Electronics NV NY Reg Share NPV (a)                        14,130        1,425
Koninklijke Ahold NV                                        70,918        2,442
Koninklijke KPN NV                                         206,134        9,668
Koninklijke KPN NV- ADR                                     37,523        1,801
Koninklijke Numico NV                                        8,286          293
Laurus NV                                                   25,117          583
Pakhoed Kon NV CVA                                          12,631          299
Royal Dutch Petroleum Co.                                  122,723        7,186
STMicroelectronics (a)                                      23,440        1,561
Stork NV                                                    59,443        1,354


                                                           International Fund 59

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

TNT Post Group NV                                            5,337          127
Unilever NV (a)                                             12,513          843
United Pan-Europe Communications
 NV (a)                                                     48,979        2,656
Vedior                                                      44,165          751
Vendex NV                                                  185,492        4,952
Verenigde Nederlandse
 Uitgeversbedrijven Verenigd Bezit                          91,726        3,664
Wereldhave NV                                               10,338          530
Wolters Kluwer NV (a)                                       32,060        1,277
                                                                      ---------
                                                                         68,418
                                                                      ---------

NEW ZEALAND - 0.7%
Carter Holt Harvey                                         773,300          925
Fletcher Challenge Paper                                 1,155,909          863
Lion Nathan, Ltd.                                           13,000           31
Telecom Corp. of New Zealand, Ltd.
 NPV                                                     1,408,291        6,040
Warehouse Group (The), Ltd. NPV                              5,300           20
                                                                      ---------
                                                                          7,879
                                                                      ---------

NORWAY - 0.2%
Christiania Bank OG Kreditkasse                             45,000          162
Norsk Hydro AS                                              10,999          415
Norske Skogindustrier AS Class A                             4,000          147
Nycomed Amersham PLC                                        27,900          198
Orkla ASA Class A                                           30,000          466
Orkla ASA Class B                                           29,732          404
                                                                      ---------
                                                                          1,792
                                                                      ---------

PORTUGAL - 0.7%
Banco Pinto & Sotto Mayor SA                                89,096        1,582
Electricidade de Portugal SA                                 8,500          153
Portugal Telecom SA                                         87,798        3,570
Portugal Telecom SA New (a)                                 56,959            1
Telecel-Comunicacaoes Pessoaissa                            14,029        1,807
                                                                      ---------
                                                                          7,113
                                                                      ---------

RUSSIA - 0.3%
Global TeleSystems Group, Inc. (a)                          33,720        2,729
                                                                      ---------

SINGAPORE - 0.7%
City Developments                                           18,700          120
Creative Technology, Ltd.                                   22,000          290
Datacraft Asia, Ltd. (a)                                    13,000           57
Development Bank of Singapore, Ltd.
 (Alien Market)                                            280,900        3,433
Natsteel Electronics, Ltd.                                 365,000        1,598
Overseas Chinese Banking
 (Alien Market)                                             18,400          154
Overseas Union Bank (Alien Market)                          14,410           69
Singapore Airlines, Ltd. (Alien
 Market)                                                    11,300          108
Singapore Land                                              46,000          135
Singapore Press Holdings, Ltd.                              10,700          182
Singapore Technologies
 Engineering, Ltd.                                          36,400           41
Singapore Telecommunications, Ltd.                          83,400          143
Straits Steamship Land, Ltd.                               110,000          207
United Overseas Bank, Ltd.
 (Alien Market)                                             63,400          443
Venture Manufacturing (Singapore),
 Ltd.                                                       17,000          131
                                                                      ---------
                                                                          7,111
                                                                      ---------

SOUTH KOREA - 0.2%
Samsung Electronics Co. - GDR                               39,124        2,085
                                                                      ---------

SPAIN - 4.3%
Argentaria, Caja Postal y Banco
 Hipotecario de Espana SA - ADR                             24,200        1,113
Banco Popular Espanol SA                                    50,942        3,663
Banco Santander Central Hispano
 SA (a)                                                    515,840        5,371
Corporacion Bancaria de Espana
 SA (Regd)                                                 303,504        6,899
Endesa SA                                                   97,318        2,075
Gas Y Electricidad SA Series 2                              19,741        1,557
Grupo Dragados SA (a)                                       19,800          234
Iberdrola SA                                               190,781        2,903
Indra Sistemas SA                                          120,866        1,302
Repsol SA (a)                                               12,900          265
Repsol SA - ADR                                             95,100        1,932
Superdiplo SA (a)                                           45,000          997
Tabacalera SA Class A (Regd)                               347,061        7,012
Telefonica SA (a)                                          205,319        9,912
Transportes Azkar SA                                         2,900           30
Union Electrica Fenosa SA                                   43,000          562
Vallehermoso SA                                             17,403          167
                                                                      ---------
                                                                         45,994
                                                                      ---------

SWEDEN - 1.3%
ABB, Ltd. (a)                                                2,159          202
Assa Abloy AB Series B (a)                                  49,888          541
Assa Abloy AB Series B New (a)                              49,888           11
Autoliv, Inc.                                               57,356        1,750
Electrolux AB Series B                                      65,025        1,363
Enator AB                                                   85,200        2,559


60  International Fund

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

Modern Times Group MTG AB
 Series B (a)                                               58,800        1,278
Skandia Forsakrings AB                                      81,009        1,517
Stora Enso Oyj Class R                                      32,066          348
Svenska Celluosa Series B                                   19,000          492
Svenska Handelsbanken AB
 Series A (a)                                               51,699          621
Telefonaktiebolaget Ericsson (LM)
 Series B                                                   62,089        1,993
Tornet Fastighets AB                                        52,000          708
                                                                      ---------
                                                                         13,383
                                                                      ---------

SWITZERLAND - 3.4%
ABB, Ltd. (a)                                                1,621          153
Baer Holdings AG (BR)                                        1,130        3,219
Baloise Holding, Ltd.                                          925          754
Barry Callebaut AG (Regd)                                    8,885        1,360
Bobst AG (BR)                                                  300          356
Credit Suisse Group (Regd)                                   1,984          343
Forbo Holding AG (Regd)                                      3,380        1,343
Geberit International AG (a)                                   690          157
Gretag Imaging Group                                        11,080        1,071
Holderbank Financiere
 Glarus AG (BR)                                                150          177
Kuoni Reisen AG Series B                                       141          544
Nestle SA (Regd)                                               735        1,324
Novartis AG (Regd)                                           4,951        7,227
Richemont Series A (BR)                                         94          181
Roche Holdings Genusscheine AG NPV                             132        1,356
Schweiz Ruckversicher (Regd)                                   676        1,287
Schweizerische Lebensversicherungs-
 und Rentenanstalt                                           4,030        2,439
SGS Holding (BR) (a)                                           120          124
Sulzer AG (Regd) (a)                                         2,400        1,458
Swisscom AG (Regd)                                          11,809        4,442
Swisslog Holding AG                                          8,858        1,072
UBS AG                                                      16,563        4,942
Valora Holding AG (Regd)                                     1,200          276
Zurich Allied AG                                             1,096          623
                                                                      ---------
                                                                         36,228
                                                                      ---------

UNITED KINGDOM - 21.4%
3i Group PLC                                                41,215          455
Abbey National PLC                                         124,380        2,336
Alliance & Leicester PLC                                   144,500        1,953
Allied Zurich PLC                                          310,760        3,906
Anglian Water PLC                                          209,916        2,323
Arjo, Wiggins, Appleton PLC                                450,000        1,564
Arriva PLC                                                  27,900          164
ASDA-MFI Group PLC                                         173,076          593
Ashtead Group PLC                                          275,390          760
Associated British Foods PLC                               293,000        1,935
AstraZeneca Group PLC                                        6,843          267
Bank of Scotland
 Governor & Co. PLC                                         51,462          688
Barclays Bank PLC                                          190,163        5,530
Barratt Development PLC                                    110,295          619
Bass PLC                                                   195,914        2,841
BBA Group PLC                                              122,682          940
BG PLC                                                     396,500        2,419
Billiton PLC                                               144,600          506
Blue Circle Industries PLC                                 353,000        2,354
BOC Group PLC                                              107,986        2,114
Boots Co. PLC                                              175,000        2,077
British Aerospace PLC                                      630,357        4,104
British Airways PLC                                        812,126        5,607
British Airways PLC - ADR                                    8,270          591
British American Tobacco PLC                               393,526        3,712
British Petroleum Co. PLC                                  362,002        6,482
British Sky Broadcasting Group PLC                         151,448        1,405
British Steel PLC                                          343,600          890
British Telecom PLC                                        221,125        3,702
Bunzl PLC                                                  405,500        2,010
Burmah Castrol PLC (a)                                      27,916          529
Cable & Wireless Communications
 PLC (a)                                                   232,815        2,239
Cable & Wireless PLC                                       274,000        3,494
Cadbury Schweppes PLC (a)                                   46,600          297
Carlton Communications PLC                                  25,700          213
Centrica PLC (a)                                           604,900        1,421
Coats Viyella PLC                                          290,000          233
Commercial Union Assurance Co.
 PLC                                                       223,829        3,223
Compass Group PLC                                           53,700          533
Courtaulds Textile Co. PLC                                 130,000          334
Diageo PLC                                                 791,183        8,312
Dixon Group PLC                                             28,170          528
Enterprise Oil PLC                                         442,900        2,826
Fairview Holdings PLC                                       79,719          171
Gallaher Group PLC                                         176,306        1,087
General Electric Co. PLC                                    19,900          202
GKN PLC                                                    176,000        3,004
Glaxo Wellcome PLC                                         383,364       10,653
Glynwed International PLC                                   93,100          305
Granada Group PLC                                          175,000        3,241
Great University Stores PLC                                395,940        4,416
Hanson PLC                                                  47,100          423
Hays PLC                                                    27,400          289
Hillsdown Holdings PLC                                      89,438          203
HSBC Holdings PLC                                          115,722        4,101


                                                          International Fund 61

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------

Hyder PLC                                                   86,346        1,019
IMI PLC                                                     26,700          108
Imperial Chemical Industries PLC                           172,439        1,703
Invensys PLC                                               311,025        1,471
Kingfisher PLC                                              85,000          992
Laird Group PLC                                            260,830        1,081
LASMO PLC                                                  430,000          969
Lloyds TSB Group PLC                                       351,062        4,767
Medeva PLC                                                 303,965          493
MEPC PLC                                                   167,286        1,362
MFI Furniture Group PLC                                    177,841          113
Mirror Group News PLC                                      491,000        1,915
Morgan Crucible PLC                                        391,188        1,668
National Grid Group PLC                                    102,758          716
National Power PLC                                          73,145          532
Newsquest PLC                                              120,000          863
Northern Foods PLC                                          63,700          131
Northern Rock PLC                                           29,900          228
Nycomed Amersham PLC                                        74,367          520
Ocean Group PLC                                             13,500          222
Orange PLC (a)                                             238,810        3,505
Pearson PLC                                                 23,700          482
Pen & Orient DFD PLC                                       115,200        1,728
Pilkington Brothers PLC                                    142,900          195
Powell Duffryn PLC                                          68,000          542
PowerGen PLC                                               392,128        4,222
Premier Consolidated Oil PLC (a)                           613,971          179
Prudential Corp. PLC                                        40,400          595
Racal Electronics PLC                                       60,000          366
Railtrack Group PLC                                        368,096        7,525
Reed International PLC                                     268,300        1,785
Rentokil Initial PLC                                        19,000           74
Reuters Group PLC                                           20,600          271
Rexam PLC                                                  346,000        1,402
Rio Tinto Corp. PLC (Regd)                                 308,953        5,177
RMC Group PLC                                               13,200          212
Royal & Sun Alliance Insurance
 Group PLC (a)                                             613,437        5,497
Royal Bank of Scotland Group PLC                           100,500        2,059
Safeway PLC                                                491,722        1,961
Sainsbury (J.) PLC                                          70,132          442
Scottish Hydro-Electric PLC                                257,895        2,634
Select Appointments
 Holdings PLC (a)                                           11,100          132
Shell Transportation & Trading PLC
 (Regd)                                                    847,603        6,360
SkyePharma PLC (a)                                       1,187,000          926
Smith & Nephew PLC                                         752,400        2,277
SmithKline Beecham PLC                                     172,863        2,248
Somerfield PLC                                           1,348,272        6,323
South West Water PLC                                       119,169        1,999
Storehouse PLC                                             604,237        1,286
Sun Life and Provincial Holdings PLC                        85,859          613
Tarmac, Ltd. PLC                                         1,057,747        1,984
Tate & Lyle, Ltd. PLC                                       70,400          438
Tesco Store Holdings PLC                                    50,700          131
Thames Water PLC                                            30,250          480
Thistle Hotels PLC (a)                                     142,222          392
TI Group PLC                                                18,400          124
Tomkins PLC                                                722,290        3,131
Trinity PLC                                                 40,000          355
Unilever PLC (a)                                            38,785          344
United Biscuits (Holdings) PLC                             200,000          599
Vickers PLC                                                 66,033          170
Vodafone Group PLC                                         690,418       13,582
Williams PLC                                                25,000          165
Wimpey (George), Ltd. PLC                                  150,000          357
Wolseley PLC                                               191,000        1,438
Woolwich PLC                                                56,400          330
WPP Group PLC                                              193,300        1,635
Zeneca Group PLC                                            20,800          803
                                                                      ---------
                                                                        227,472
                                                                      ---------

UNITED STATES - 0.1%
MIH, Ltd. (a)                                               22,900          604
                                                                      ---------

TOTAL COMMON STOCKS
(cost $891,712)                                                       1,002,490
                                                                      ---------

PREFERRED STOCKS - 0.8%
AUSTRALIA - 0.1%
News Corp., Ltd.                                            97,666          743
Sydney Harbour Casino Holdings, Ltd.                       807,670          785
                                                                      ---------
                                                                          1,528
                                                                      ---------

GERMANY - 0.7%
Draegerwerk AG                                                 750           11
Dyckerhoff AG                                                  250           76
Grohe (Friedrich) AG                                         1,700          480
Hugo Boss                                                      892        1,195
Krones AG NPV (a)                                           14,000          433
M.A.N. AG (a)                                                2,500           57
Porsche AG                                                   1,060        2,491
ProSieben Media AG NV                                        2,755          125
Rheinmetall AG                                              68,500        1,228
Volkswagen AG                                               19,128          707
Wella AG                                                     1,128          820
                                                                      ---------
                                                                          7,623
                                                                      ---------


62  International Fund

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                         ----------    ---------

ITALY - 0.0%
Fiat SPA                                                     31,397           50
                                                                       ---------

JAPAN - 0.0%
Sanwa International Financial
 Bermuda Trust (conv.)                                   39,000,000          334
                                                                       ---------
TOTAL PREFERRED STOCKS
(cost $10,006)                                                             9,535
                                                                       ---------

                                                         PRINCIPAL
                                                           AMOUNT
                                                           (000)
                                                             $
                                                         ----------
LONG-TERM INVESTMENTS - 0.1%
JAPAN - 0.1%
Yamanouchi Pharmaceutical (conv.)
  1.250% due 03/13/14                                    JPY 40,000          803
                                                                       ---------
TOTAL LONG-TERM INVESTMENTS
(cost $434)                                                                  803
                                                                       ---------
SHORT-TERM INVESTMENTS - 3.8%
UNITED STATES - 3.8%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                                           34,882       34,882
United States Treasury Notes
 5.875% due 07/31/99 (b)(c)                                   5,000        5,005
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $39,887)                                                            39,887
                                                                       ---------

                                                                         MARKET
                                                                         VALUE
                                                                         (000)
                                                                           $
                                                                       ---------

TOTAL INVESTMENTS - 99.1%
(identified cost $942,039)                                             1,052,715

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                                 9,106
                                                                       ---------
NET ASSETS - 100.0%                                                    1,061,821
                                                                       =========
(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
NPV - No Par Value
NV - Nonvoting

Foreign Currency Abbreviations:
CAD - Canadian dollar
DKK - Danish krone
EUR - Euro dollar
GBP - British pound
JPY - Japanese yen
SEK - Swedish krone
USD - U.S. dollar


  See accompanying notes which are an integral part of the financial statements.


                                                          International Fund  63

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                  UNREALIZED
                                                    NUMBER       APPRECIATION
                                                      OF        (DEPRECIATION)
                                                   CONTRACTS        (000)
                                                   ---------    --------------
FUTURES CONTRACTS

CAC-40 Index (France)
 expiration date 09/99                                   177    $          214
DAX Index (Germany)
 expiration date 09/99                                    62                75
FTSE - 100 Index (UK)
 expiration date 09/99                                   132              (382)
TOPIX Index (Japan)
 expiration date 09/99                                    89               470
                                                                --------------


Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                            $          377
                                                                ==============

                                                                       MARKET
                                                          % OF         VALUE
                                                          NET          (000)
INDUSTRY DIVERSIFICATION                                 ASSETS          $
------------------------------------                   ----------    ---------

Auto & Transportation                                     6.0%          64,011
Consumer Discretionary                                   15.5          165,373
Consumer Staples                                          6.7           71,278
Financial Services                                       17.2          182,144
Health Care                                               5.0           52,617
Integrated Oils                                           1.5           15,625
Materials & Processing                                   11.0          117,229
Miscellaneous                                             2.2           22,989
Other Energy                                              3.8           40,875
Producer Durables                                         8.4           89,291
Technology                                                5.4           57,089
Utilities                                                12.5          133,504
Short-Term Investments                                    3.8           39,887
Long-Term Investments                                     0.1              803
                                                       ----------    ---------

Total Investments                                        99.1        1,052,715
Other Assets and Liabilities, Net                         0.9            9,106
                                                       ----------    ---------
NET ASSETS                                              100.0%       1,061,821
                                                       ==========    =========

                                                                       MARKET
                                                          % OF         VALUE
                                                          NET          (000)
Geographic Diversification                               ASSETS          $
------------------------------------                   ----------    ---------

Europe                                                   42.6%         452,234
Japan                                                    21.4          227,281
United Kingdom                                           21.4          227,472
Pacific Basin                                             6.9           74,041
Short-Term Investments                                    3.8           39,887
Other                                                     3.0           31,800
                                                       ----------    ---------
Total Investments                                        99.1        1,052,715
Other Assets and Liabilities, Net                         0.9            9,106
                                                       ----------    ---------
NET ASSETS                                              100.0%       1,061,821
                                                       ==========    =========


See accompanying notes which are an integral part of the financial statements.

64  International Fund

INTERNATIONAL FUND

                                                       JUNE 30, 1999 (UNAUDITED)


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                 UNREALIZED
CONTRACTS TO          IN EXCHANGE                               APPRECIATION
  DELIVER                 FOR              SETTLEMENT          (DEPRECIATION)
   (000)                 (000)                DATE                 (000)
------------          -----------          ----------          --------------
USD       95          DKK     681          07/01/99            $           --
USD    1,240          EUR   1,197          07/01/99                        (6)
USD    1,660          EUR   1,604          07/02/99                        (6)
USD      196          EUR     189          07/15/99                        (1)
USD    4,153          EUR   3,997          07/30/99                       (32)
USD      274          GBP     173          07/0199                         (2)
USD    2,038          GBP   1,285          07/02/99                       (13)
USD      337          JPY  40,675          07/01/99                        (1)
USD       44          SEK     369          07/02/99                        --
JPY  179,124          EUR   1,434          07/02/99                        (1)
CAD    1,535          USD   1,040          07/06/99                        (2)
EUR    3,161          USD   3,271          07/01/99                        12
EUR       92          USD      95          07/01/99                        --
EUR      819          USD     855          07/02/99                        11
EUR      124          USD     128          07/06/99                        --
EUR    3,130          USD   3,259          07/30/99                        32
GBP      927          USD   1,460          07/06/99                        (1)
JPY  124,086          USD   1,023          07/01/99                        (3)
JPY    2,141          USD      18          07/02/99                        --
SEK    1,995          USD     235          07/01/99                        --
                                                               --------------
                                                               $          (13)
                                                               ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
CONTRACTS TO           IN EXCHANGE                               APPRECIATION
  DELIVER                  FOR              SETTLEMENT          (DEPRECIATION)
   (000)                  (000)                DATE                 (000)
-------------         --------------        ----------          --------------
USD    24,138         EUR     23,000         09/17/99           $         (288)
USD     7,946         GBP      5,026         07/30/99                      (22)
USD    16,980         GBP     10,650         09/17/99                     (182)
USD     8,830         JPY  1,038,188         08/05/99                     (203)
USD    13,857         JPY  1,650,000         09/17/99                      (58)
EUR     2,500         USD      2,603         09/17/99                       11
GBP     5,026         USD      8,130         07/30/99                      206
JPY 1,038,188         USD      7,500         08/05/99                   (1,126)
JPY   200,000         USD      1,673         09/17/99                       --
                                                                --------------
                                                                $       (1,662)
                                                                ==============


  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 65

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                          JUNE 30, 1999 (UNAUDITED)
ASSETS
Investments at market (identified cost $942,039)  ................................................     $ 1,052,715
Foreign currency holdings (identified cost $11,232)  .............................................          11,148
Forward foreign currency exchange contracts (cost $91,656)  ......................................          90,903
Foreign currency exchange spot contracts (cost $22,160)  .........................................          22,097
Receivables:
 Dividends and interest ..........................................................................           2,457
 Investments sold ................................................................................          15,426
 Fund shares sold ................................................................................           2,669
 Foreign taxes recoverable .......................................................................           1,551
                                                                                                       -----------

   Total Assets ..................................................................................       1,198,966

LIABILITIES
Payables:
 Investments purchased .........................................................      $    17,415
 Fund shares redeemed ..........................................................            3,990
 Accrued fees to affiliates ....................................................              716
 Other accrued expenses ........................................................              223
 Daily variation margin on futures contracts ...................................              126
Forward foreign currency exchange contracts (cost $91,656) .....................           92,565
Foreign currency exchange spot contracts (cost $22,160)  .......................           22,110
                                                                                      -----------
   Total Liabilities .............................................................................         137,145
                                                                                                       -----------

NET ASSETS .......................................................................................     $ 1,061,821
                                                                                                       ===========

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................     $     4,989
Accumulated net realized gain (loss)  ............................................................          64,067
Unrealized appreciation (depreciation) on:
 Investments .....................................................................................         110,676
 Futures contracts ...............................................................................             377
 Foreign currency-related transactions ...........................................................          (1,811)
Shares of beneficial interest ....................................................................             266
Additional paid-in capital .......................................................................         883,257
                                                                                                       -----------

NET ASSETS .......................................................................................     $ 1,061,821
                                                                                                       ===========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($22,894,950 divided by 574,706 shares of $.01 par value
   shares of beneficial interest outstanding)  ...................................................     $     39.84
                                                                                                       ===========
 Class I ($1,038,926,275 divided by 26,071,889 shares of $.01 par value
   shares of beneficial interest outstanding)  ...................................................     $     39.85
                                                                                                       ===========


See accompanying notes which are an integral part of the financial statements.

66  International Fund

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                            FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
INVESTMENT INCOME
 Dividends .......................................................................................     $    14,797
 Dividends from Money Market Fund ................................................................           1,192
 Interest ........................................................................................             243
 Less foreign taxes withheld .....................................................................          (1,689)
                                                                                                       -----------

   Total Investment Income .......................................................................          14,543

EXPENSES
 Advisory fees .................................................................      $     3,551
 Administrative fees ...........................................................              255
 Custodian fees ................................................................              776
 Transfer agent fees ...........................................................              243
 Professional fees .............................................................               36
 Registration fees - Class I ...................................................               46
 Shareholder servicing fees - Class E ..........................................                7
 Trustees' fees ................................................................                3
 Miscellaneous .................................................................               62
                                                                                      -----------

   Total Expenses ................................................................................           4,979
                                                                                                       -----------

Net investment income ............................................................................           9,564
                                                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...................................................................           63,209
 Futures contracts .............................................................            7,216
 Foreign currency-related transactions .........................................           (8,078)          62,347
                                                                                      -----------
Net change in unrealized appreciation (depreciation) on:
 Investments ...................................................................          (15,045)
 Futures contracts .............................................................           (1,418)
 Foreign currency-related transactions .........................................              714          (15,749)
                                                                                      -----------      -----------
Net realized and unrealized gain (loss) ..........................................................          46,598
                                                                                                       -----------
Net increase (decrease) in net assets resulting from operations ..................................     $    56,162
                                                                                                       ===========

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  67

INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                               FOR THE SIX MONTHS    FOR THE YEAR
                                                              ENDED JUNE 30, 1999        ENDED
                                                                  (UNAUDITED)      DECEMBER 31, 1998
                                                              -------------------  -----------------
OPERATIONS
 Net investment income ......................................     $     9,564         $    14,307
 Net realized gain (loss)  ..................................          62,347              39,005
 Net change in unrealized appreciation (depreciation)  ......         (15,749)             73,399
                                                                  -----------         -----------
   Net increase (decrease) in net assets
   resulting from operations ................................          56,162             126,711
                                                                  -----------         -----------
DISTRIBUTIONS
 From net investment income
   Class I ..................................................            (403)             (8,064)
 In excess of net investment income
   Class I ..................................................              --              (7,643)
 From net realized gain on investments
   Class I ..................................................          (6,729)            (16,426)
                                                                  -----------         -----------
     Net decrease from distributions ........................          (7,132)            (32,133)
                                                                  -----------         -----------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions           (888)            (53,634)
                                                                  -----------         -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .................          48,142              40,944

NET ASSETS
 Beginning of period ........................................       1,013,679             972,735
                                                                  -----------         -----------
 End of period (including undistributed net investment income of $4,989 and accumulated distributions in excess of
   net investment income of $4,172, respectively) ...........     $ 1,061,821         $ 1,013,679
                                                                  ===========         ===========


See accompanying notes which are an integral part of the financial statements.

68 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD .............................   $    39.07
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)........................................          .25
 Net realized and unrealized gain (loss) on investments...........          .52
                                                                     ----------

   Total Income From Investment Operations........................          .77
                                                                     ----------

NET ASSET VALUE, END OF PERIOD....................................   $    39.84
                                                                     ==========

TOTAL RETURN (%)(a)...............................................         1.97

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands).......................       22,895

 Ratios to average net assets (%)(d):
   Operating expenses.............................................           --
   Net investment income..........................................           --

 Portfolio turnover rate (%)(b)...................................       139.82


*    For the period May 14, 1999 (commencement of sale) to June 30,
     1999(Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratios are not meaningful due to the Class's short period of operations.


                                                          International Fund  69

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                        1999*        1998         1997         1996          1995         1994
                                                     -----------  -----------  -----------  -----------   -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD .............   $     38.03  $     34.60  $     37.39  $     36.26   $     34.28  $     37.34
                                                     -----------  -----------  -----------  -----------   -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d) .......................           .35          .52          .46          .44           .48          .61
 Net realized and unrealized gain (loss)
   on investments ................................          1.74         4.10         (.28)        2.41          3.16          .65
                                                     -----------  -----------  -----------  -----------   -----------  -----------
   Total Income From Investment Operations .......          2.09         4.62          .18         2.85          3.64         1.26
                                                     -----------  -----------  -----------  -----------   -----------  -----------
DISTRIBUTIONS
 From net investment income ......................          (.02)        (.59)        (.55)        (.35)         (.72)        (.36)
 From net realized gain on investments ...........          (.25)        (.60)       (2.42)       (1.37)         (.94)       (3.96)
                                                     -----------  -----------  -----------  -----------   -----------  -----------
   Total Distributions ...........................          (.27)       (1.19)       (2.97)       (1.72)        (1.66)       (4.32)
                                                     -----------  -----------  -----------  -----------   -----------  -----------
NET ASSET VALUE, END OF PERIOD ...................   $     39.85  $     38.03  $     34.60  $     37.39   $     36.26  $     34.28
                                                     ===========  ===========  ===========  ===========   ===========  ===========
TOTAL RETURN (%)(a)(c) ...........................          5.55        13.52          .58         7.98         10.71         5.38

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ......     1,038,926    1,013,679      972,735      944,380       796,777      674,180

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net .......................           .97          .98         1.00         1.04           .88          .32
   Operating expenses, gross .....................           .97          .98         1.00         1.05           .89          .34
   Net investment income .........................          1.85         1.38         1.14         1.20          1.41         1.63

 Portfolio turnover rate (%)(b)...................        139.82        64.47        79.45        42.69         36.78        71.09

*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.
(d) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

70  International Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                        MARKET
                                                            NUMBER      VALUE
                                                              OF        (000)
                                                            SHARES        $
                                                          ---------   ---------
COMMON STOCKS - 84.6%
ARGENTINA - 3.2%
Banco de Galicia y Buenos Aires
  Class B - ADR                                              57,190       1,151
Banco Frances Rio PL                                         26,000         169
Central Costanera Class B                                   140,200         404
Central Puerto SA Class B                                   120,000         270
Corcemar SA Class B                                          26,987         128
Dalmine Siderca SA                                          128,000         168
Inversiones Y Representaciones                               93,401         288
Naviera Perez Companc Class B                               374,131       2,152
Nobleza Piccardo                                             53,900         178
Perez Companc SA Class B - ADR                               83,370         967
Quilmes Industrial (Regd)(a)                                 71,000         621
Siderar SA Series A                                          58,800         177
Telecom Argentina Class B                                   170,122         936
Telecom Argentina SA Class B - ADR                           13,500         361
Telefonica de Argentina Class B                             340,000       1,054
Telefonica de Argentina
  Class B - ADR                                              61,900       1,942
Transportadora de Gas del Sur SA
  Class B                                                   535,284       1,006
                                                                      ---------
                                                                         11,972
                                                                      ---------

AUSTRALIA - 0.4%
Lihir Gold, Ltd. (a)                                      1,016,000         766
Orogen Minerals, Ltd.                                       800,000         867
                                                                      ---------
                                                                          1,633
                                                                      ---------

BRAZIL - 2.4%
Aracruz Celulose SA NPV - ADR                                43,670         950
Centrais Eletricas Brasileiras SA NPV                    65,751,000       1,239
Companhia Brasileira de Distribuicao
  Grupo Pao de
  Acucar (Regd) - GDR                                         9,400         176
Companhia Cervejaria Brahma - ADR                            21,900         248
Companhia Energetica de Minas
  Gerais SA - ADR                                            23,547         491
Embratel Participacoes SA (a)                            26,714,000         199
Forca E Luz (Cia Paul) NPV                               15,747,000       1,014
Light Servicos de Eletricidade
  SA NPV                                                  3,880,000         309
Light Servicos Eletricidade
  SA NPV (a)                                              1,372,914         109
Makro Atacadista - GDR (a)                                   60,000         623
Makro Atacadista SA - GDR                                    60,800         631
Petroleo Brasileiro Petrobras
  SA - ADR                                                   24,000         370
Sider Nacional cia NPV                                    8,700,000         227
Souza Cruz NPV                                               45,400         319
Tele Centro Sul Participacoes
  SA NPV (a)                                             45,625,000         241
Tele Norte Leste Participacoes
  SA NPV                                                 38,355,000         351
Telecomunicacoes Brasileiras
  NPV (a)                                                27,360,000           1
Telesp Celular Participacoes SA NPV                      34,060,000         183
Telesp Participacoes SA NPV                              39,612,000         510
Uniao de Bancos Brasileiros
  SA - (Units)                                            7,170,000         324
Uniao de Bancos Brasileiros
  SA - GDR                                                   14,900         359
White Martins SA NPV                                        331,407         153
                                                                      ---------
                                                                          9,027
                                                                      ---------

CHILE - 4.0%
Administradora de Fondos de
  Pensiones Provida SA - ADR                                 17,470         384
Antofagasta Holdings PLC                                    308,636       1,416
Banco BHIF - ADR                                              4,700          68
Banco de A. Edwards Series A - ADR                            7,800         113
Banco Santander Chile
  Series A - ADR                                             16,400         254
Banco Santiago - ADR                                         20,000         384
Chilectra SA - ADR                                           14,300         302
Compania de Telecomunicaciones de
  Chile SA - ADR                                             41,344       1,023
Distribucion y Servicio D&S
  SA - ADR                                                  143,800       2,624
Embotelladora Andina SA - ADR
  Series A                                                   62,900       1,258
Embotelladora Andina SA - ADR
  Series B                                                   58,000         885
Embotelladora Arica SA ADR (a)                               78,000         963
Enersis SA - ADR                                             45,602       1,043
Gener SA - ADR                                               64,897       1,152
Laboratorio Chile SA - ADR                                   30,000         540
Maderas y Sinteticos SA - ADR                               103,000       1,082
Quinenco SA                                                 143,100       1,342
Sociedad Quimica Y Minera de Chile
  SA - ADR                                                    5,500         194
                                                                      ---------
                                                                         15,027
                                                                      ---------

CHINA - 2.0%
Beijing Datang Power Generation
  Company, Ltd.                                           1,020,000         329
Beijing Enterprises Holdings, Ltd.                          118,000         243
China Telecom (Hong Kong), Ltd. (a)                         646,000       1,794
China Telecom (Hong Kong), Ltd. -
  ADR (a)                                                    12,000         684


72  Emerging Markets Fund

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           --------    --------

Guangdong Kelon Elec Holdings                               320,000         373
Huaneng Power International, Inc.
  Series N - ADR                                            145,500       2,492
Jiangsu Expressway Co., Ltd. Class H                      4,590,000         994
Jilin Chemical Industrial
  Company, Ltd. Class H                                   1,800,000         218
Yanzhou Coal Mining Co., Ltd.
  Series H                                                1,270,000         454
Zhejiang Expressway Co., Ltd.
  Series H                                                  420,000          84
                                                                      ---------
                                                                          7,665
                                                                      ---------

COLOMBIA - 0.2%
Bancolombia SA - ADR                                        167,500         796
                                                                      ---------

CROATIA - 0.3%
Pliva d.d (a)                                                11,600         173
Pliva d.d. - GDR                                             65,600         984
                                                                      ---------
                                                                          1,157
                                                                      ---------

CZECH REPUBLIC - 0.7%
Central European Media
  Enterprises, Ltd. Class A (a)                              33,000         208
Ceske Radiokomunikace - GDR (a)                              10,000         349
Komercni Banka AS - ADR (a)                                  87,700         544
SPT Telecom AS (a)                                           40,700         660
SPT Telecom AS - GDR (a)                                     13,000         208
Tabak AS                                                      3,500         832
                                                                      ---------
                                                                          2,801
                                                                      ---------

ECUADOR - 0.1%
La Cement National - GDR (a)                                  3,700         266
La Cemento Nacional - GDR (a)                                   700          50
                                                                      ---------
                                                                            316
                                                                      ---------

EGYPT - 1.2%
Al-Ahram Beverages Co. S.A.E. (a)                             8,700         485
Al-Ahram Beverages Co. S.A.E.
  - GDR (a)                                                  40,000       1,115
Al-Ahram Beverages Co. S.A.E.
  - GDR (144A)(a)                                            14,765         415
Egyptian Mobile Phone Network (a)                            58,896       1,327
Orascom Construction (a)                                     27,000         364
Paints & Chemical Industry Co.
  - GDR (a)                                                  52,000         335
Paints & Chemical Industry Co.
  - GDR (144A)(a)                                            10,000          65
Suez Cement Co. (Regd) - GDR                                 31,900         456
                                                                      ---------
                                                                          4,562
                                                                      ---------

FRANCE - 0.0%
Elf Gabon SA                                                    243          24
                                                                      ---------

GREECE - 3.3%
Alpha Credit Bank SA (a)                                      3,003         193
Aluminum Co. of Greece Industrial
  and Commercial (Regd)                                      11,800         466
Athens Medical Center SA (Regd)                              11,310         282
Attica Enterprises SA                                        13,063         149
Bank Of Greece SA (a)                                         1,539         101
Chipita International SA                                      9,040         236
Commercial Bank of Greece (Regd)                             29,186       2,085
Credit Bank (Regd)                                           35,349       2,275
Hellenic Bottling Co. SA                                     23,847         575
Hellenic Telecommunication
  Organization SA - ADR                                       5,600          62
Hellenic Telecommunication
  Organization SA - GDR                                     119,082       2,548
Intracom SA                                                   8,414         542
National Bank of Greece (Regd)                               18,519       1,210
Panafon Hellenic Telecom SA (a)                               3,310          80
Piraeus Bank SA                                               6,870         198
STET Hellas Telecommunications
  SA - ADR (a)                                                9,000         200
Titan Cement Co. SA                                          15,758       1,449
                                                                      ---------
                                                                         12,651
                                                                      ---------

HONG KONG - 0.8%
Chen Hsong Holding                                        1,900,000         323
China Merchants Holdings
  International Co. Ltd.                                    298,000         261
Cosco Pacific, Ltd.                                         200,000         166
Goldlion Holdings, Ltd.                                      76,000          12
New World Infrastructure, Ltd. (a)                        1,168,100       2,198
                                                                      ---------
                                                                          2,960
                                                                      ---------

HUNGARY - 3.0%
BorsodChem - GDR                                             42,000       1,019
BorsodChem Rt.                                               12,000         292
Gedeon Richter                                               10,500         456
Gedeon Richter, Ltd. - GDR                                   36,248       1,577
Magyar Olaj Es Gas                                           18,100         436
Magyar Tavkozlesi Rt - ADR                                   54,370       1,495
Magyar Tavkozlesi Rt. (Regd)                                281,576       1,521
Mol Magyar Olaj-Es Gazipari Rt. - GDR                       145,600       3,459
Mol Magyar Olay-Es Gazipari - GDR                            16,266         386
OTP Bank Rt.                                                 12,060         503
Synergon Information
  Systems, Ltd. - GDR (a)                                     3,000          35
                                                                      ---------
                                                                         11,179
                                                                      ---------


                                                       Emerging Markets Fund  73

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                            NUMBER      VALUE
                                                              OF        (000)
                                                            SHARES        $
                                                          ---------   ---------

INDIA - 4.3%
Bajaj Auto, Ltd. - GDR                                       21,520         346
BSES, Ltd. (a)                                               22,800         225
BSES Ltd. - GDR (a)                                          27,000         266
Genesis India Investment Co. (a)                            640,030       6,586
Hindalco Industries, Ltd. - GDR                              17,000         327
ICICI, Ltd. - GDR (a)                                        22,000         228
Indo Gulf Corp., Ltd. - GDR (a)                              70,000          81
Indo Gulf Fertilizers
  & Chemicals - GDR (a)                                     200,000         220
Infosys Technologies, Ltd. - ADR                              3,200         185
ITC, Ltd. - GDR (a)                                          65,500       1,827
Larsen & Toubro, Ltd. - GDR                                  32,250         489
Mahanagar Telephone Nigam, Ltd. - GDR                        92,100         790
Mahindra & Mahindra - GDR  (a)                               39,000         257
Perusahaan Persero Telekom - ADR                             93,528       1,163
Reliance Industries, Ltd. - GDS (a)                          69,711         697
State Bank of India - GDR                                    30,100         366
State Bank of India - GDR (a)                                40,000         486
Tata Engineering & Locomotive Co. -
  GDR (a)                                                    95,400         525
Videsh Sanchar Nigam Ltd. - GDR                             104,857       1,324
                                                                      ---------
                                                                         16,388
                                                                      ---------

INDONESIA - 1.7%
Freeport-McMoRan Copper &
  Gold, Inc. Class B                                         27,300         490
Gulf Indonesia Resources, Ltd. (a)                           82,400         948
Indah Kiat Pulp & Paper
  (Alien Market)(a)                                         334,000         154
Perusahaan Per Ind Sat Cor - ADR                             21,000         410
PT Astra International, Inc. (a)                            361,000         164
PT Bank Internasional Indonesia
  (Alien Market)(a)                                       5,965,000         172
PT Gudang Garam Tbk                                         320,000         864
PT Hanjaya Mandala Sampoerna (a)                            125,000         285
PT Indofood Sukses Makmur Tbk (a)                           255,000         346
PT Matahari Putra Prima Tbk (a)                           2,000,000         260
PT Ramayana Lestari Sentosa                               1,450,000       1,026
PT Unilever Indonesia                                        19,000         110
Semen Gresik                                                532,000       1,152
                                                                      ---------
                                                                          6,381
                                                                      ---------

ISRAEL - 2.3%
Bank Hapoalim, Ltd.                                         354,210         908
Bank Leumi Le-Israel                                        597,723       1,129
Bezeq Israeli Telecommunication
  Corp., Ltd. (a)                                           317,711       1,279
Clal Industries, Ltd.                                        21,200         169
Discount Investment Corp. (Regd)                              8,911         348
ECI Telecom, Ltd.                                            24,131         796
Elbit Systems, Ltd.                                          13,243         232
Israel Chemicals, Ltd.                                      143,324         175
Israel Discount Bank Series A (a)                           300,000         360
Koor Industries                                               4,707         543
Koor Industries, Ltd. - ADR                                  25,000         584
Supersol, Ltd.                                              228,310         670
Tecnomatix Technologies, Ltd. (a)                            41,500         721
Teva Pharmaceutical
  Industries, Ltd. - ADR                                     17,820         878
                                                                      ---------
                                                                          8,792
                                                                      ---------

JORDAN - 0.3%
Arab Bank Group                                               3,510         994
Housing Bank (The)                                           42,000         129
                                                                      ---------
                                                                          1,123
                                                                      ---------

LEBANON - 0.2%
Solidere - GDR                                               70,000         620
                                                                      ---------

LUXEMBOURG - 0.4%
Millicom International Cellular SA (a)                       43,000       1,349
                                                                      ---------

MALAYSIA - 1.8%
Commerce Asset Holdings                                       4,000           9
Genting Berhad                                              178,000         610
Golden Hope Plantation                                      454,000         350
IJM Corp. Berhad                                            101,000          79
IOI Corporated Berhad                                        35,000          20
Lion Corp. Berhad                                             6,400           6
London & Pacific
  Insurance Co. Berhad                                        2,600           3
Malakoff Berhad                                               1,000           2
Malayan Banking Berhad                                      130,000         350
Malaysian International Shipping
  Corp. (Alien Market)                                      130,000         214
Malaysian Pacific                                           475,000       1,190
Malaysian Tobacco                                           243,000         319
Nestle Berhad                                                55,000         195
O.Y.L. Industries Berhad                                    104,800         253
Petronas Gas Berhad                                         198,000         421
Public Bank Berhad                                          311,000         212
Public Bank Berhad (Alien Market)                           229,000         215
Resorts World Berhad                                        230,000         487
RHB Captial Berhad (a)                                      177,000         205
Rothmans of Pall Mall (Malaysia) Berhad                      52,000         353
Shell Refining (Malaysia)                                   147,000         175
Sime Darby Berhad                                           417,000         491
Telekom Malaysia                                             87,000         292
Tenaga Nasional Berhad                                       83,000         172
YTL Corporation Berhad                                       55,000         104
                                                                      ---------
                                                                          6,727
                                                                      ---------


74  Emerging Markets Fund

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------   ---------
MEXICO - 12.2%
Alfa SA de CV Class A NPV
Apasco SA de CV NPV                                          141,200         586
Carso Global Telecom                                          28,000         183
 Series A1 NPV (a)
Cemex SA de CV Class B NPV                                   324,000       2,051
Cemex SA de CV NPV                                           151,400         750
Cifra SA de CV Series C NPV (a)                              853,885       4,206
Cifra SA de CV Series V NPV (a)                              667,500       1,222
Compania Cervecerias Unidas                                  480,000         957
 SA - ADR
Controladora Comercial Mexicana                               42,900       1,228
 SA de CV NPV
Corporacion GEO SA de CV                                     804,500         839
 Series B NPV (a)
Corporacion Interamericana de                                 41,000         174
 Entretenimiento SA
 Series B NPV (a)
Cydsa SA Series A NPV                                        157,300         512
Desc SA de CV Series C - ADR                                  87,000         125
Desc Sociedad de Fomento Industrial SA                        85,700       1,939
 de CV Series B NPV
Empaques Ponderosa (a)                                       230,000         251
Empresa Nacional de Electric - ADR                           381,000         275
Fomento Economico Mexicano                                    19,684         239
 SA de CV
Fomento Economico Mexicano SA de CV                          172,500         690
 Series B - ADR
Grupo Carso Series A NPV (a)                                  71,200       2,839
Grupo Continental SA                                         301,500       1,397
Grupo Financiero Banamex Accival SA de                       149,000         234
 Series O (a)
Grupo Financiero Bancomer SA de CV NPV                       484,083       1,232
 Series O (a)
Grupo Financiero Banorte                                     519,839         188
 SA de CV NPV (a)
Grupo Industrial Bimbo                                       170,000         249
 SA de CV Series A NPV
Grupo Industrial Durango                                     224,000         499
 SA de CV - ADR (a)
Grupo Industrial Saltillo                                     17,250         184
 SA de CV NPV
Grupo Mexico SA Series B NPV                                 108,500         391
Grupo Modelo SA Series C                                     108,000         459
Grupo Television                                             227,000         647
 SA de CV - GDR (a)
Hylsamex SA de CV Series B NPV (a)                            56,500       2,532
Kimberly-Clark, Mexico                                        25,000          77
 Class A NPV
Organizacion Soriana SA de CV Series B                       814,500       3,351
 NPV
Panamerican Beverages, Inc. Class A                           99,000         465
Seguros Comercial America                                    107,000       2,548
 NPV Series B (a)
Telefonos de Mexico SA                                        87,000         327
 Series L - ADR
Tubos de Acero de Mexico SA                                  138,277      11,175
TV Azteca SA de CV - ADR (a)                                  19,000         207
                                                             159,700         828
                                                                       ---------
                                                                          46,056
                                                                       ---------
NETHERLANDS - 0.1%
Ceteco Holding NV CVA (a)
                                                              42,042         371
                                                                       ---------
PAKISTAN - 0.0%
Adamjee Insurance
Pakistan State Oil                                               820           1
Pakistan Telecommunications Co., Ltd.                         36,875          66
 - GDR
                                                               2,777          55
                                                                       ---------
                                                                             122
                                                                       ---------
PANAMA - 0.3%
Banco Latinoamericano de Exportaciones
 SA Class E                                                   40,000       1,070
                                                                       ---------
PAPUA NEW GUINEA - 0.3%
Oil Search, Ltd. (Australia Regd)(a)
                                                             800,000       1,185
                                                                       ---------
PERU - 1.1%
Cementos Norte Pacasmayo
 SA Series T
Compania de Minas Buenaventura Series                        285,841         350
 B - ADR
Credicorp, Ltd.                                               44,500         681
Enrique Ferreyros                                             23,200         255
Ferreyros SA - ADR                                           344,046         226
Minas Buenaventura                                            14,260         175
Minas Buenaventura Series B                                    5,600          43
Telefonica Del Peru                                           22,000         168
 SA Class B - ADR
                                                             146,238       2,211
                                                                       ---------
                                                                           4,109
                                                                       ---------
PHILIPPINES - 2.5%
Ayala Corp.
Ayala Land, Inc.                                             840,600         276
Bank of the Philippine Islands                             1,184,013         373
Benpres Holdings Corp. (a)                                    39,800         142
First Philippine Holdings Class B                            971,700         230
Manila Electric Co. Class B                                  695,560         786
Metropolitan Bank & Trust Co.                                667,200       2,401
Philippine Commercial                                         41,300         412
 International Bank
                                                              88,400         604

                                                       Emerging Markets Fund 75

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------   ---------

Philippine Long Distance
 Telephone Co.                                                 1,100          34
Philippine Long Distance
 Telephone Co. - ADR                                         133,995       4,037
San Miguel Corp. Class B                                      97,500         213
                                                                       ---------
                                                                           9,508
                                                                       ---------

POLAND - 1.5%
Agora SA - GDR (a)                                             9,157         107
Bank Handlowy W. Warszawie
 SA - GDR (a)                                                 18,250         285
Bank Handlowy W. Warszawie
 SA - GDR (144A)(a)                                           22,495         357
Bank Slaski SA                                                 3,400         166
Bank Slaski SA w Katowicach (a)                                5,870         287
Elektrim SA                                                   67,401         953
Elektrim Spolka Akcyjna SA                                    34,096         482
KGHM Polska Miedz SA - GDR (a)                                13,390         179
Prokom Software SA - GDR (a)                                  29,010         469
Softbank SA - GDR                                              6,100         224
Telekomunikacja Polska SA
 Series A - GDR (a)                                          190,870       1,337
WBK                                                           83,100         487
Zywiec (a)                                                     2,634         304
                                                                       ---------
                                                                           5,637
                                                                       ---------

PORTUGAL - 0.5%
BPI-SGPS SA (a)                                               23,068         484
Cimpor Cimentos de Portugal                                    7,000         180
Electricidade de Portugal SA                                  18,300         329
Mundial Confianca (a)                                          5,500         217
Portugal Telecom SA                                            8,560         348
Sonae Investimentos SA                                         7,300         248
                                                                       ---------
                                                                           1,806
                                                                       ---------

RUSSIA - 0.8%
Lukoil Oil Co. - ADR                                          32,900       1,301
Surgutneftegaz - ADR                                         138,900       1,102
Unified Energy Systems - GDR                                  55,200         483
Vimpel-Communications - ADR (a)                                3,350          78
                                                                       ---------
                                                                           2,964
                                                                       ---------

SINGAPORE - 0.5%
Asia Pulp & Paper Co., Ltd. - ADR (a)                         77,300         744
Datacraft Asia, Ltd. (a)                                     250,000       1,090
                                                                       ---------
                                                                           1,834
                                                                       ---------

SLOVAKIA - 0.0%
Slovakofarma AS                                                2,200         111
                                                                       ---------

SOUTH AFRICA - 7.8%
Amalgamated Banks of South Africa                            219,400       1,242
Amalgamated Beverage
 Industries, Ltd.                                             50,000         410
Anglo American PLC (a)                                        41,100       1,921
AngloGold, Ltd.                                               21,210         914
Ashanti Goldfields, Ltd. - ADR                               214,219       1,486
Barlow, Ltd.                                                  96,737         558
De Beers Centenary AG                                         57,500       1,378
Dimension Data Holdings, Ltd. (a)                            234,400       1,037
Fedsure Holdings, Ltd.                                        28,800         301
FirstRand, Ltd.                                              654,600         749
Forbes Group, Ltd.                                           482,000       1,262
Imperial Holdings, Ltd. (a)                                   43,400         432
Investec Group, Ltd.                                           8,500         356
Iscor                                                      1,949,600         611
JD Group, Ltd.                                                61,600         377
Liberty International PLC (a)                                 24,639         163
Liberty Life Association of Africa                            52,845         677
Lonrho Africa PLC                                            437,204         317
Lonrho PLC                                                   234,676       2,182
Metro Cash and Carry, Ltd. NPV                               499,000         413
MIH, Ltd. NPV (a)                                             10,000         264
Nampak, Ltd.                                                  90,000         249
Nedcor, Ltd.                                                  43,300         980
PepsiCo International, Inc. (a)                                1,190          10
Real Africa Holdings, Ltd. (a)                                90,400         180
Rembrandt Group, Ltd.                                        305,400       2,546
Rustenberg Platinum Holdings, Ltd.                            21,200         495
Sanlam, Ltd. (a)                                           1,062,300       1,259
Sappi, Ltd.                                                   76,300         559
Sasol NPV                                                    425,663       3,037
South African Breweries PLC (a)                              104,420         907
South African Breweries PLC (144A)(a)                        140,000       1,229
Tongaat-Hulett Group, Ltd.                                    68,000         416
Truworths International, Ltd.                                    552           1
Wooltru, Ltd. Class N                                        464,281         754
Woolworths Holdings, Ltd.                                        892           1
                                                                       ---------
                                                                          29,673
                                                                       ---------

SOUTH KOREA - 10.6%
Daewoo Corp.                                                  65,000         295
Daewoo Heavy Industries                                       46,000         160
Honam Petrochem Corp.                                         20,500         478
Housing & Commercial Bank,
 Korea (a)                                                    44,000       1,387
Housing & Commercial Bank,
 Korea - GDR (a)                                              10,000         307
Hyundai Merchant Marine                                       22,250         290
Kookmin Bank                                                  79,500       1,614


76  Emerging Markets Fund

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------   ---------

Korea Electric Power Corp.                                    81,238       3,376
Korea Electric Power Corp. - ADR                              82,800       1,697
Korea Telecom Corp.                                           21,100       1,400
Korea Telecom Corp. - ADR (a)                                 29,640       1,186
LG Chemical, LTD.                                             34,270         933
LG Electronics                                                16,380         453
Medison Co.                                                   61,540         978
Pohang Iron & Steel Co., Ltd.                                 25,121       3,018
Pohang Iron & Steel Co., Ltd. - ADR                           19,900         669
S1 Corp.                                                       4,223         814
S1 Corp. Rights (a)                                              287          13
Samsung Co. (a)                                               87,900       2,066
Samsung Display Devices Co.
 - GDR (a)                                                    66,750         849
Samsung Electro-Mechanics Co.                                 12,300         425
Samsung Electronics                                           76,372       8,379
Samsung Electronics Co. - GDR                                 16,396         874
Samsung Electronics, Ltd. - GDS                               52,319       1,400
Samsung Fire & Marine Insurance                                  500         352
Seoul City Gas Co., Ltd.                                       5,000         160
Shin Han Bank                                                141,500       1,589
Shinhan Bank - GDR (a)                                        23,900         532
Sindo Ricoh Co.                                                  151           8
SK Corp.                                                      11,000         316
SK Telecom Co., Ltd. (a)                                         219         115
SK Telecom Co., Ltd. - ADR                                     3,100          53
SK Telecomm Co., Ltd.                                            896       1,212
Ssangyong Oil Refining Co., Ltd.                              69,440       1,800
Tae Young Corp.                                               16,000         912
                                                                       ---------
                                                                          40,110
                                                                       ---------

SRI LANKA - 0.1%
Aitken Spence & Co., Ltd.                                     11,600          16
Ceylon Theatre                                                13,660          38
Development Finance Corp. of Ceylon                           97,221         134
Hayleys, Ltd.                                                 21,280          33
John Keells Holdings, Ltd.                                    43,535          95
Keells Food Products, Ltd. (a)                                 8,707          19
National Development Bank, Ltd.                                9,800          12
                                                                       ---------
                                                                             347
                                                                       ---------

SWITZERLAND - 0.5%
Holderbank Financiere
 Glarus AG (BR)                                                1,447       1,707
UBS AG 2000 Warrants (a)                                       4,500         298
                                                                       ---------
                                                                           2,005
                                                                       ---------

TAIWAN - 5.6%
Acer, Inc. - GDR (a)                                         119,550       1,485
Advanced Semiconductor
 Engineering - GDR (a)                                        15,000         338
Asia Cement Corp. - GDR (a)                                  108,718         976
Asustek Computer, Inc. - GDR (Regd)                          107,440       1,526
China Steel Corp. - GDR                                      151,352       2,315
Delta Electronics PLC                                         50,000         420
Evergreen Marine Corp. - GDR (a)                              81,372       1,485
Fubon Insurance Co., Ltd. - GDR                              139,480       1,691
ROC Taiwan Fund                                               76,500         617
Siliconware Precision
 Industries Co. - GDR (a)                                     92,659       1,232
Standard Foods Taiwan Ltd.
 (Regd) - GDR (a)                                            180,742       1,080
Synnex Technolog
 International Corp.                                          23,417         525
Synnex Technology International Corp.
 (Regd) - GDR                                                 79,560       1,782
Taiwan Semiconductor Manufacturing
 Co., Ltd. 2000 Warrants (a)                                 234,146       1,101
Taiwan Semiconductor Manufacturing
 Co., Ltd - ADR (a)                                           94,340       3,208
Windbond Electronics Corp.
 - GDR (a)                                                    37,900         421
Yageo Corp. - GDR (a)                                        201,030         971
                                                                       ---------
                                                                          21,173
                                                                       ---------

THAILAND - 2.3%
Advanced Information Services
 (Alien Market)(a)                                            35,000         475
Ban Pu Coal (Alien Market)(a)                                 79,900         159
Bangkok Bank (Alien Market)(a)                               581,000       2,174
Bangkok Expressway PLC
 (Alien Market)(a)                                           248,000         170
BEC World PLC (Alien Market)                                  69,939         436
Electricity Generating PLC
 (Alien Market)                                              225,000         430
Grammy Entertainment PLC
 (Alien Market)                                               42,000         147
Hana Microelectronic
 (Alien Market)(a)                                           145,000         436
Jasmine International PLC
 (Alien Market)(a)                                           700,000         494
National Petrochemical PLC
 (Alien Market)(a)                                           410,000         378
PTT Exploration and Production PLC
 (Alien Market)(a)                                            77,500         593
Siam Cement Co. (Alien Market)(a)                             11,581         352
Siam City Cement PLC (a)                                      45,000         185
TelecomAsia (Alien Market)(a)                                200,000         202
Thai Farmers Bank (Alien Market)(a)                          733,200       2,267
                                                                       ---------
                                                                           8,898
                                                                       ---------


                                                       Emerging Markets Fund  77

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------   ---------

TURKEY - 3.9%
Akbank                                                    65,576,210         963
Aksigorta AS                                               4,190,000         117
Arcelik (a)                                                8,700,000         309
EGE Biracilik Ve Malt Sanayii                              5,400,000         403
Ford Otomotiv Sanayi AS (a)                               21,546,000         347
Haci Omer Sabanci Holding AS                              54,810,490       1,221
Haci Omer Sabanci Holding AS - ADR (a)                        32,100         174
Migros                                                     2,759,240       3,432
Tupras                                                     2,339,250         155
Turkiye Is Bankasi                                        43,033,500         765
Yapi ve Kredi Bankasi AS                                 304,282,396       4,397
Yapi ve Kredi Bankasi AS Non Tradeable
 Receipts (a)                                            165,628,215       2,393
                                                                       ---------
                                                                          14,676
                                                                       ---------

UNITED KINGDOM - 0.4%
Genesis Smaller Companies Fund (a)                           147,886       1,684
                                                                       ---------

VENEZUELA - 0.9%
C.A. La Electricidad
 de Caracas - ADR                                             34,459         680
Companhia Anonima Nacional Telefonos
 de Venezuela - ADR                                           76,146       2,075
Electricidad de Caracas (Regd)                                 7,135           3
Mavesa SA - ADR                                              151,875         494
Siderurgica Venezolana
 Sivensa - ADR                                                65,833         197
Siderurgica Venezolana
 Sivensa - GDR                                                 5,984          20
                                                                       ---------
                                                                           3,469
                                                                       ---------

ZIMBABWE - 0.1%
Delta Corp.                                                  967,350         275
                                                                       ---------
TOTAL COMMON STOCKS
(cost $293,725)                                                          320,233
                                                                       ---------

PREFERRED STOCKS - 7.4%
ARGENTINA - 0.4%
Quilmes Industrial Quinsa                                    122,200       1,513
 Societe - ADR                                                         ---------

BRAZIL - 6.7%
Banco Bradesco SA NPV                                    136,418,000         693
Banco do Estado de Sao Paulo NPV                          34,016,000       1,451
Banco Itau SA NPV                                          3,116,418       1,602
Brasmotor SA NPV                                          12,140,000         959
CIA Energetica De Minas Gerais                            87,077,148       1,820
Companhia Energetica de Minas Gerais -
 ADR                                                          25,356         529
Companhia Paranaense
 de Energia - Copel                                      157,282,000       1,262
Companhia Paranaense de Energia Copel
 Class B - ADR                                                15,800         132
Companhia Paulista de
 Forca e Luz NPV                                              60,090           4
Companhia Siderurgica de Tubarao                          25,000,000         270
Companhia Vale Do Rio Doce
 Series A NPV                                                 59,200       1,164
Companmia Cervejaria Brahma NPV                              758,000         428
Coteminas (Cia Tec) NPV                                    6,075,105         508
Electrobras Series B NPV                                   6,349,000         128
Eletropaulo Metropolitana NPV (a)                         11,388,000         508
Embratel Participacoes SA - ADR                               43,334         601
Embratel Participacoes SA NPV                             12,591,500         175
Itausa Investimentos Itau SA                               1,682,000         893
Marcopolo SA NPV                                             521,000           1
Petro Ipiranga (cia) NPV                                  73,261,000         538
Petroleo Brasileiro SA NPV                                14,088,000       2,189
Tele Centro Sul Participacoes
 SA - ADR                                                      5,700         316
Tele Centro Sul Participacoes
 SA NPV                                                   64,487,000         710
Tele Norte Leste Participacoes
 SA - ADR                                                     45,113         837
Tele Norte Leste Participacoes
 SA NPV                                                   25,545,000         465
Tele Sudeste Celular Participacoes SA                     51,957,000         295
Telecomunicacoes Brasileiras NPV                           5,909,000         524
Telecomunicacoes de Sao Paulo
 SA (a)                                                      113,697          12
Telecomunicacoes de Sao Paulo
 SA NPV                                                   16,900,351       2,005
Telemig Celular SA Class C NPV (a)                         3,825,489          34
Telesp Celular Participacoes SA NPV                       17,818,176         187
Telesp Celular SA Class B NPV                             33,122,841       1,648
Telesp Participacoes SA - ADR                                 18,200         416
Telesp Participacoes SA NPV                               36,660,000         859
Usinas Siderurgicas de Minas
 Gerais SA NPV (a)                                           221,100         744
Votorantim Celulose
 e Papel SA - ADR                                         20,700,000         596
                                                                       ---------
                                                                          25,503
                                                                       ---------
COLOMBIA - 0.0%
Gran Cadena de Almacenes
 Class B - ADR (a)                                            38,320          48
                                                                       ---------
PORTUGAL - 0.1%
Filmes Lusomundo-SGPS SA                                      39,842         406
                                                                       ---------


78  Emerging Markets Fund

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                            NUMBER      VALUE
                                                              OF        (000)
                                                            SHARES        $
                                                          ---------   ---------

RUSSIA - 0.1%
Lukoil Holding Oil Co. - ADR                                 73,200         513
                                                                      ---------

THAILAND - 0.1%
Siam Commercial Bank (a)                                    180,000         256
                                                                      ---------

TOTAL PREFERRED STOCKS
(cost $33,515)                                                           28,239
                                                                      ---------

                                                          PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                              $
                                                          ---------

LONG-TERM INVESTMENTS - 0.2%
BRAZIL - 0.0%
Casa Anglo Series 2 (a)
 1.000% due 11/01/99 (conv.)                              BRL     3          22
                                                                      ---------

INDONESIA - 0.0%
Modernland Realty (a)
 6.000% due 01/04/03 (conv.)                              IDR    30           6
                                                                      ---------

SOUTH KOREA - 0.2%
Shinwon Corp.(a)
 0.500% due 12/31/99 (conv.)                              USD   520         655
                                                                      ---------

TOTAL LONG-TERM INVESTMENTS
(cost $850)                                                                 683
                                                                      ---------

                                                                        MARKET
                                                            NUMBER      VALUE
                                                              OF        (000)
                                                            SHARES        $
                                                          ---------   ---------

SHORT-TERM INVESTMENTS - 5.5%
UNITED STATES - 5.5%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                                           20,927      20,927
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,927)                                                           20,927
                                                                      ---------

TOTAL INVESTMENTS - 97.7%
(identified cost $349,017)                                              370,082

OTHER ASSETS AND LIABILITIES,
NET - 2.3%                                                                8,640
                                                                      ---------

NET ASSETS - 100.0%                                                     378,722
                                                                      =========

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.


Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
EUR - Euro dollar
GRD - Greek drachma
HKD - Hong Kong dollar
IDR - Indonesian rupiah
MXN - Mexican peso
SGD - Singapore dollar
USD - U.S. dollar
ZAR - South African rand


  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  79

EMERGING MARKETS FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                             % OF        VALUE
INDUSTRY DIVERSIFICATION                                      NET        (000)
(Unaudited)                                                 ASSETS         $
---------------------------------                          ---------   ---------
Auto & Transportation                                         1.4%         5,417
Consumer Discretionary                                        7.1         26,943
Consumer Staples                                              8.2         31,137
Financial Services                                           18.6         70,397
Health Care                                                   1.2          4,644
Integrated Oils                                               2.5          9,419
Material & Processing                                        13.4         50,654
Miscellaneous                                                 3.8         14,339
Other Energy                                                  3.9         14,764
Producer Durables                                             4.6         17,554
Technology                                                    5.7         21,478
Utilities                                                    21.6         81,726
Short-Term Investments                                        5.5         20,927
Long-Term Investments                                         0.2            683
                                                           ---------   ---------
Total Investments                                            97.7        370,082
Other Assets and Liabilities, Net                             2.3          8,640
                                                           ---------   ---------
Net Assets                                                  100.0%       378,722
                                                           =========   =========

                                                                         MARKET
                                                             % OF        VALUE
GEOGRAPHIC DIVERSIFICATION                                    NET        (000)
(Unaudited)                                                 ASSETS         $
---------------------------------                          ---------   ---------
Latin America                                                31.4%       118,907
Pacific Basin                                                28.6        108,333
Europe                                                       11.3         42,764
Middle East                                                  11.1         42,068
Africa                                                        9.1         34,508
Other                                                         0.5          1,892
Short-Term Investments                                        5.5         20,927
Long-Term Investments                                         0.2            683
                                                           ---------   ---------
Total Investments                                            97.7        370,082
Other Assets and Liabilities, Net                             2.3          8,640
                                                           ---------   ---------
NET ASSETS                                                  100.0%       378,722
                                                           =========   =========

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

SOLD CONTRACTS       BOUGHT IN                        UNREALIZED
  TO DELIVER         EXCHANGE                        APPRECIATION
     OUT               FOR          SETTLEMENT      (DEPRECIATION)
    (000)             (000)            DATE              (000)
------------------  --------------  --------------  ------------------
USD             50  ARS         50     07/01/99     $               --
USD            156  HKD      1,209     07/02/99                     --
USD             78  IDR    520,950     07/02/99                     (3)
USD            293  ZAR      1,775     07/01/99                      1
USD             56  ZAR        339     07/06/99                     --
BRL             30  USD         17     07/0199                      --
EUR             97  USD        100     07/01/99                     --
GRD         89,371  USD        283     07/01/99                     --
GRD          6,272  USD         20     07/01/99                     --
HKD            346  USD         45     07/02/99                     --
IDR          1,944  USD          1     07/01/99                     --
MXN            182  USD         19     07/01/99                     --
MXN          1,344  USD        142     07/01/99                     --
SGD              3  USD          2     07/01/99                     --
ZAR            236  USD         39     07/01/99                     --
                                                    ------------------
                                                    $               (2)
                                                    ==================


See accompanying notes which are an integral part of the financial statements.


80  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $349,017) ............................     $ 370,082
Cash ........................................................................         7,854
Foreign currency holdings (identified cost $4,010) ..........................         3,991
Foreign currency exchange spot contracts (cost $1,301) ......................         1,299
Receivables:
 Dividends and interest .....................................................         1,350
 Investments sold ...........................................................         4,100
 Fund shares sold ...........................................................           712
                                                                                  ---------
   Total Assets .............................................................       389,388

LIABILITIES
Payables:
 Investments purchased ........................................     $   7,482
 Fund shares redeemed .........................................         1,155
 Accrued fees to affiliates ...................................           600
 Other accrued expenses .......................................           128
Foreign currency exchange spot contracts (cost $1,301).........         1,301
                                                                    ---------
   Total Liabilities ........................................................        10,666
                                                                                  ---------
NET ASSETS ..................................................................     $ 378,722
                                                                                  =========
NET ASSETS CONSIST OF:
Undistributed net investment income .........................................     $     690
Accumulated net realized gain (loss) ........................................       (82,095)
Unrealized appreciation (depreciation) on:
 Investments ................................................................        21,065
 Foreign currency-related transactions ......................................           (87)
Shares of beneficial interest ...............................................           364
Additional paid-in capital ..................................................       438,785
                                                                                  ---------

NET ASSETS ..................................................................     $ 378,722
                                                                                  =========
NET ASSET VALUE, offering and redemption price per share:
 Class C ($500,452 divided by 48,330 shares of $.01 par value
   shares of beneficial interest outstanding) ...............................     $   10.35
                                                                                  =========
 Class E ($5,001,439 divided by 481,607 shares of $.01 par value
   shares of beneficial interest outstanding) ...............................     $   10.38
                                                                                  =========
 Class S ($373,219,955 divided by 35,906,567 shares of $.01 par value
   shares of beneficial interest outstanding) ...............................     $   10.39
                                                                                  =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  81

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends ..................................................................     $   4,972
 Dividends from Money Market Fund ...........................................           395
 Interest ...................................................................            46
 Less foreign taxes withheld ................................................          (408)
                                                                                  ---------

   Total Investment Income ..................................................         5,005

EXPENSES
 Advisory fees ................................................     $   1,866
 Administrative fees ..........................................            82
 Custodian fees ...............................................           423
 Distribution fees - Class C ..................................             1
 Transfer agent fees ..........................................           613
 Professional fees ............................................            32
 Registration fees - Class S ..................................            35
 Shareholder servicing fees - Class E .........................             1
 Trustees' fees ...............................................             3
 Miscellaneous ................................................            35
                                                                    ---------

   Total Expenses ...........................................................         3,091
                                                                                  ---------

Net investment income .......................................................         1,914
                                                                                  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
 Investments ..................................................        (9,857)
 Foreign currency-related transactions ........................        (1,310)      (11,167)
                                                                    ---------
Net change in unrealized appreciation (depreciation) on:
 Investments ..................................................        82,067
 Foreign currency-related transactions ........................           (83)       81,984
                                                                    ---------     ---------

Net realized and unrealized gain (loss)  ....................................        70,817
                                                                                  ---------

Net increase (decrease) in net assets resulting from operations .............     $  72,731
                                                                                  =========


See accompanying notes which are an integral part of the financial statements.

82  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        FOR THE SIX MONTHS     FOR THE YEAR
                                                                        ENDED JUNE 30, 1999        ENDED
                                                                            (UNAUDITED)      DECEMBER 31, 1998
                                                                        -------------------  ------------------
OPERATIONS
 Net investment income .................................................$            1,914   $           4,050
 Net realized gain (loss)  .............................................           (11,167)            (57,573)
 Net change in unrealized appreciation (depreciation)  .................            81,984             (57,066)
                                                                        -------------------  ------------------

   Net increase (decrease) in net assets resulting from operations .....            72,731            (110,589)
                                                                        -------------------  ------------------
DISTRIBUTIONS
 From net investment income
   Class S .............................................................            (1,719)             (2,472)
                                                                        -------------------  ------------------

     Net decrease from distributions ...................................            (1,719)             (2,472)
                                                                        -------------------  ------------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .........            13,322              74,397
                                                                        -------------------  ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................            84,334             (38,664)

NET ASSETS
 Beginning of period ...................................................           294,388             333,052
                                                                        -------------------  ------------------
 End of period (including undistributed net investment income of
   $690 and $495, respectively)  .......................................$          378,722   $         294,388
                                                                        ===================  ==================


  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  83

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                       -------
NET ASSET VALUE, BEGINNING OF PERIOD .............................     $  8.07
                                                                       -------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ......................................         .02
 Net realized and unrealized gain (loss) on investments ..........        2.31
                                                                       -------

   Total Income From Investment Operations .......................        2.33
                                                                       -------

DISTRIBUTIONS
 From net investment income ......................................        (.05)
                                                                       -------

NET ASSET VALUE, END OF PERIOD ...................................     $ 10.35
                                                                       =======

TOTAL RETURN (%)(a) ..............................................       29.01

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .....................         501

 Ratios to average net assets (%)(b):
   Operating expenses ............................................        3.43
   Net investment income .........................................         .55

 Portfolio turnover rate (%)(b)  .................................      112.76

* For the period January 27, 1999 (commencement of operations) to June 30, 1999 (Unaudited).

(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.

84  Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  1999*          1998**
                                                                ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD ......................     $    8.48      $    7.37
                                                                ---------      ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)  ...............................           .06           (.02)
 Net realized and unrealized gain (loss) on investments ...          1.89           1.13
                                                                ---------      ---------

   Total Income From Investment Operations ................          1.95           1.11
                                                                ---------      ---------

DISTRIBUTIONS
 From net investment income ...............................          (.05)            --
                                                                ---------      ---------

NET ASSET VALUE, END OF PERIOD ............................     $   10.38      $    8.48
                                                                =========      =========

TOTAL RETURN (%)(a)  ......................................         23.11          15.06

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ..............         5,001             39

 Ratios to average net assets (%)(b)(c):
   Operating expenses .....................................          2.20             --
   Net investment income ..................................          1.30             --

 Portfolio turnover rate (%)(b)  ..........................        112.76          59.35


*    For the six months ended June 30, 1999 (Unaudited).
** For the period September 22, 1998 (commencement of operations) to December 31, 1998.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) These ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.
(d)  Average month-end shares outstanding were used for this calculation.

                                                       Emerging Markets Fund  85

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                   YEARS ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                 1999*         1998           1997           1996           1995           1994
                                              -----------   -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $      8.48   $     11.79    $     12.35    $     11.16    $     12.25    $     13.90
                                              -----------   -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d) ................           .05           .12            .14            .10            .11            .15
 Net realized and unrealized gain (loss) on
   investments ............................          1.91         (3.35)          (.56)          1.26          (1.12)         (1.24)

                                              -----------   -----------    -----------    -----------    -----------    -----------
   Total Income From Investment Operations           1.96         (3.23)          (.42)          1.36          (1.01)         (1.09)

                                              -----------   -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS
 From net investment income ...............          (.05)         (.08)          (.14)          (.17)          (.05)          (.20)

 From net realized gain on investments ....            --            --             --             --           (.03)          (.36)

                                              -----------   -----------    -----------    -----------    -----------    -----------
   Total Distributions ....................          (.05)         (.08)          (.14)          (.17)          (.08)          (.56)

                                              -----------   -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD ............   $     10.39   $      8.48    $     11.79    $     12.35    $     11.16    $     12.25
                                              ===========   ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (%)(a)(c) ....................         23.24        (27.57)         (3.45)         12.26          (8.21)         (5.83)


RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)       373,220       294,349        333,052        271,490        172,673        127,271

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net ................          1.89          1.75           1.64           1.71           1.75            .80
   Operating expenses, gross ..............          1.89          1.75           1.64           1.72           1.80            .83
   Net investment income ..................          1.17          1.20            .87            .77            .88           1.10

 Portfolio turnover rate (%)(b) ...........        112.76         59.35          50.60          34.62          71.16          57.47


*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(d) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

86  Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                          ---------   ---------
COMMON STOCKS (B) - 95.8%
APARTMENTS - 18.6%
Apartment Investment &
 Management Co. Class A                                     690,415      29,515
Archstone Communities Trust                                 402,424       8,828
Avalonbay Communities, Inc.                                 798,030      29,527
Brookfield Properties Corp.                                 195,300       2,539
Camden Property Trust                                       235,429       6,533
Equity Residential Properties Trust                         268,538      12,101
Essex Property Trust, Inc.                                  222,000       7,853
Post Properties, Inc.                                       207,346       8,501
Smith (Charles E.) Residential
 Realty, Inc.                                               383,750      13,024
Summit Properties, Inc.                                     160,600       3,172
                                                                      ---------
                                                                        121,593
                                                                      ---------

HEALTH CARE - 5.0%
American Retirement Corp. (a)                               238,700       2,984
HCR Manor Care, Inc. (a)                                    397,400       9,612
Health Care Property Investors, Inc.                        307,700       8,885
Nationwide Health Properties, Inc.                          587,000      11,190
                                                                      ---------
                                                                         32,671
                                                                      ---------

HOTELS/LEISURE - 8.2%
FelCor Lodging Trust, Inc.                                  141,150       2,929
Golf Trust of America, Inc.                                  56,300       1,376
Hospitality Properties Trust                                172,600       4,682
Host Marriott Corp.                                         120,100       1,426
Interstate Hotels Corp. (a)                                   1,617           7
Marriot International, Inc. Class A                         272,700      10,192
RFS Hotel Investors, Inc.                                    17,300         217
Starwood Hotels & Resorts
 Worldwide, Inc.                                          1,036,800      31,687
Wyndham International, Inc.
 Class A (a)                                                202,000         859
                                                                      ---------
                                                                         53,375
                                                                      ---------

LEASING - 0.3%
Entertainment Properties Trust                               79,800       1,406
Prison Realty Corp.                                          80,200         787
                                                                      ---------
                                                                          2,193
                                                                      ---------

OFFICE/INDUSTRIAL - 39.5%
AMB Property Corp.                                        1,075,000      25,263
Arden Realty Group, Inc.                                    893,650      22,006
Boston Properties, Inc.                                     161,050       5,778
Cabot Industrial Trust                                      113,900       2,420
CarrAmerica Realty Corp.                                    195,100       4,878
Catellus Development Corp. (a)                              238,700       3,700
Cornerstone Properties, Inc.                                313,300       4,974
Cousins Properties, Inc.                                    238,300       8,058
Crescent Operating, Inc. (a)                                 47,900         326
Crescent Real Estate Equities, Inc.                         188,200       4,470
Duke Realty Investments, Inc.                                84,550       1,908
Equity Office Properties Trust                            1,042,548      26,714
First Industrial Realty Trust, Inc.                         285,800       7,842
Highwoods Properties, Inc.                                  813,500      22,320
Kilroy Realty Corp.                                         166,600       4,061
Liberty Property Trust                                      183,900       4,575
Mack-Cali Realty Corp.                                      899,250      27,820
Prentiss Properties Trust                                   114,800       2,698
ProLogis Trust                                              938,618      19,007
PS Business Parks, Inc.                                     235,800       5,748
Reckson Associates Realty Corp.                             500,400      11,759
Reckson Services Industries, Inc. (a)                       322,600       4,879
SL Green Realty Corp.                                       333,600       6,818
Spieker Properties, Inc.                                    566,600      22,026
TriNet Corporate Realty Trust, Inc.                          40,700       1,127
Trizec Hahn Corp.                                           170,200       3,468
Weeks Corp.                                                 107,550       3,280
                                                                      ---------
                                                                        257,923
                                                                      ---------

OUTLET CENTERS - 0.6%
Prime Retail, Inc.                                          192,700       1,674
Tanger Factory Outlet Centers, Inc.                          85,500       2,223
                                                                      ---------
                                                                          3,897
                                                                      ---------

REGIONAL MALLS - 9.1%
General Growth Properties, Inc.                             389,300      13,820
J.P. Realty, Inc.                                            60,100       1,236
Macerich Co. (The)                                          481,100      12,629
Rouse Co. (The)                                             420,700      10,675
Simon Property Group, Inc.                                  613,850      15,576
Taubman Centers, Inc.                                       224,900       2,966
Urban Shopping Centers, Inc.                                 65,800       2,073
                                                                      ---------
                                                                         58,975
                                                                      ---------

SELF STORAGE - 3.2%
Public Storage, Inc.                                        639,656      17,910
Shurgard Storage Centers, Inc.
 Class A                                                    110,500       2,998
                                                                      ---------
                                                                         20,908
                                                                      ---------

SHOPPING CENTERS - 11.3%
Bradley Real Estate, Inc.                                   220,500       4,575
Developers Diversified Realty Corp.                         443,700       7,377
Glimcher Realty Trust                                       156,600       2,545
Kimco Realty Corp.                                          482,300      18,870
Kranzco Realty Trust                                         21,900         290


88  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                          ---------   ---------

Philips International Realty Corp.                           98,100       1,655
Regency Realty Corp.                                        116,800       2,562
Vornado Realty Trust                                      1,022,600      36,111
                                                                      ---------
                                                                         73,985
                                                                      ---------

TOTAL COMMON STOCKS
(cost $596,090)                                                         625,520
                                                                      ---------

                                                          PRINCIPAL
                                                            AMOUNT
                                                            (000)
                                                              $
                                                          ---------
SHORT-TERM INVESTMENTS - 3.6%
Frank Russell Investment Company
 Money Market Fund,                                          23,743      23,743
 due on demand (c)                                                    ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,743)                                                           23,743
                                                                      ---------

TOTAL INVESTMENTS - 99.4%
(identified cost $619,833)                                              649,263

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                                3,624
                                                                      ---------

NET ASSETS - 100.0%                                                     652,887
                                                                      =========

(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:

        American Retirement Corp.
        Crescent Operating, Inc.
        HCR Manor Care, Inc.
        Interstate Hotels Corp.
        Marriot International, Inc. Class A
        Reckson Services Industries, Inc.
        Rouse Co. (The)
        Starwood Hotels & Resorts Worldwide, Inc.
        Trizec Hahn Corp.
        Wyndham International, Inc. Class A

(c)  At cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.


                                                  Real Estate Securities Fund 89

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $619,833) ...........................   $ 649,263
Receivables:
 Dividends .................................................................       3,563
 Investments sold ..........................................................       1,172
 Fund shares sold ..........................................................       1,519
                                                                               ---------
   Total Assets ............................................................     655,517

LIABILITIES
Payables:
 Investments purchased ........................................   $     556
 Fund shares redeemed .........................................       1,390
 Accrued fees to affiliates ...................................         668
 Other accrued expenses .......................................          16
                                                                  ---------
   Total Liabilities .......................................................       2,630
                                                                               ---------

NET ASSETS .................................................................   $ 652,887
                                                                               =========
NET ASSETS CONSIST OF:
Undistributed net investment income ........................................   $   7,561
Accumulated distributions in excess of net realized gain ...................     (14,802)
Unrealized appreciation (depreciation) on investments ......................      29,430
Shares of beneficial interest ..............................................         254
Additional paid-in capital .................................................     630,444
                                                                               ---------

NET ASSETS .................................................................   $ 652,887
                                                                               =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($896,794 divided by 35,217 shares of $.01 par value
   shares of beneficial interest outstanding) .................                $   25.46
                                                                               =========
 Class E ($5,767,067 divided by 225,316 shares of $.01 par value
   shares of beneficial interest outstanding) .................                $   25.60
                                                                               =========
 Class S ($646,223,217 divided by 25,111,761 shares of $.01 par value
   shares of beneficial interest outstanding) .................                $   25.73
                                                                               =========

See accompanying notes which are an integral part of the financial statements.

90  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands     FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Dividends ........................................................  $  17,825
 Dividends from Money Market Fund .................................        728
                                                                     ---------

   Total Investment Income ........................................     18,553

EXPENSES
 Advisory fees .......................................... $   2,424
 Administrative fees ....................................       153
 Custodian fees .........................................       104
 Distribution fees - Class C ............................         1
 Transfer agent fees ....................................       676
 Professional fees ......................................        20
 Registration fees - Class S ............................        46
 Shareholder servicing fees - Class E ...................         3
 Trustees' fees .........................................         3
 Miscellaneous ..........................................        29
                                                          ---------

   Total Expenses .................................................      3,459
                                                                     ---------

Net investment income .............................................     15,094
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ...........................    (12,322)
Net change in unrealized appreciation
(depreciation) on investments .....................................     41,197
                                                                     ---------

Net realized and unrealized gain (loss) ...........................     28,875
                                                                     ---------

Net increase (decrease) in net assets resulting from operations....  $  43,969
                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  91

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                            FOR THE SIX MONTHS       FOR THE YEAR
                                                                            ENDED JUNE 30, 1999         ENDED
                                                                                (UNAUDITED)       DECEMBER 31, 1998
                                                                            -------------------   -----------------
OPERATIONS
 Net investment income ................................................     $            15,094   $          30,253
 Net realized gain (loss)  ............................................                 (12,322)             (1,281)
 Net change in unrealized appreciation (depreciation) .................                  41,197            (137,901)
                                                                            -------------------   -----------------
   Net increase (decrease) in net assets resulting from operations ....                  43,969            (108,929)
                                                                            -------------------   -----------------
DISTRIBUTIONS
 From net investment income
   Class C ............................................................                      (4)                 --
   Class E ............................................................                     (13)                (26)
   Class S ............................................................                 (10,828)            (26,915)
 From net realized gain on investments
   Class E ............................................................                      --                  (5)
   Class S ............................................................                      --              (7,019)
 In excess of net realized gain on investments
   Class E ............................................................                      --                  (2)
   Class S ............................................................                      --              (2,469)
                                                                            -------------------   -----------------
     Net decrease from distributions ..................................                 (10,845)            (36,436)
                                                                            -------------------   -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ........                  42,594             106,663
                                                                            -------------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................                  75,718             (38,702)

NET ASSETS
 Beginning of period ..................................................                 577,169             615,871
                                                                            -------------------   -----------------
 End of period (including undistributed net investment income of
   $7,561 and $3,312, respectively)  ..................................     $           652,887           $ 577,169
                                                                            ===================   =================

See accompanying notes which are an integral part of the financial statements.

92  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------

NET ASSET VALUE, BEGINNING OF PERIOD ...............................    $ 24.13
                                                                        -------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ........................................        .44
 Net realized and unrealized gain (loss) on investments ............       1.31
                                                                        -------

   Total Income From Investment Operations .........................       1.75
                                                                        -------

DISTRIBUTIONS
 From net investment income ........................................       (.42)
                                                                        -------

NET ASSET VALUE, END OF PERIOD .....................................    $ 25.46
                                                                        =======

TOTAL RETURN (%)(a)  ...............................................       7.45

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .......................        897

 Ratios to average net assets (%)(b):
   Operating expenses ..............................................       2.53
   Net investment income ...........................................       5.32

 Portfolio turnover rate (%)(b)  ...................................      40.63


* For the period January 27, 1999 (commmencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.


                                                 Real Estate Securities Fund  93

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                    YEARS ENDED DECEMBER 31,
                                                                               -----------------------------------
                                                                  1999*          1998         1997         1996**
                                                                ---------      ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ......................     $   24.27      $   31.02    $   29.18    $   26.67
                                                                ---------      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ...............................           .50           1.26         1.14          .24
 Net realized and unrealized gain (loss) on investments ...          1.20          (6.12)        3.95         3.85
                                                                ---------      ---------    ---------    ---------
   Total Income From Investment Operations ................          1.70          (4.86)        5.09         4.09
                                                                ---------      ---------    ---------    ---------
DISTRIBUTIONS
 From net investment income ...............................          (.37)         (1.43)       (1.04)        (.32)
 From net realized gain on investments ....................            --           (.46)       (2.21)       (1.26)
                                                                ---------      ---------    ---------    ---------
   Total Distributions ....................................          (.37)         (1.89)       (3.25)       (1.58)
                                                                ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ............................     $   25.60      $   24.27    $   31.02    $   29.18
                                                                =========      =========    =========    =========
TOTAL RETURN (%)(a)  ......................................          7.15         (16.25)       18.20        15.75

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ..............         5,767            843          388          101

 Ratios to average net assets (%)(b):
   Operating expenses .....................................          1.41           1.47         1.71         1.77
   Net investment income ..................................          4.36           4.90         3.94         5.31

 Portfolio turnover rate (%)(b)  ..........................         40.63          42.58        49.40        51.75


*    For the six months ended June 30, 1999 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1996 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

94  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                    YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                      1999*        1998         1997         1996         1995         1994
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD ............. $     24.44  $     30.86  $     29.19  $     23.51  $     22.53  $     22.76
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ......................         .61         1.34         1.36         1.39         1.32         1.25
 Net realized and unrealized gain (loss) on
   investments ...................................        1.12        (6.13)        3.93         6.89         1.03          .40
                                                   -----------  -----------  -----------  -----------  -----------  -----------
   Total Income From Investment Operations .......        1.73        (4.79)        5.29         8.28         2.35         1.65
                                                   -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS
 From net investment income ......................        (.44)       (1.17)       (1.41)       (1.34)       (1.35)       (1.23)
 From net realized gain on investments ...........          --         (.46)       (2.21)       (1.26)          --         (.65)
 Tax return of capital ...........................          --           --           --           --         (.02)          --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
   Total Distributions ...........................        (.44)       (1.63)       (3.62)       (2.60)       (1.37)       (1.88)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD ................... $     25.73  $     24.44  $     30.86  $     29.19  $     23.51  $     22.53
                                                   ===========  ===========  ===========  ===========  ===========  ===========

TOTAL RETURN (%)(a)  .............................        7.25       (15.94)       18.99        36.81        10.87         7.24

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .....     646,223      576,326      615,483      445,619      290,990      209,208

 Ratios to average net assets (%)(b):
   Operating expenses ............................        1.13         1.05         1.02         1.04         1.04         1.05
   Net investment income .........................        4.95         4.93         4.57         5.64         6.10         5.65

 Portfolio turnover rate (%)(b)  .................       40.63        42.58        49.40        51.75        23.49        45.84


*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



                                                 Real Estate Securities Fund  95

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                    PRINCIPAL            MARKET
                                                     AMOUNT              VALUE
                                                      (000)              (000)
                                                        $                  $
                                                    ---------           --------

FIXED INCOME INVESTMENTS - 93.8%
ASSET-BACKED SECURITIES - 32.0%
ABFS Equipment Contract Trust
  6.100% due 10/15/05                                     610                610
American Express Credit Account
 Master Trust
 Series 1997-1, Class A
  6.400% due 04/15/05                                   7,500              7,526
Amresco Residential Securities
 Mortgage Loan Trust
 Step Up Bond
 Series 1998-2 Class B1A
  6.070% due 06/25/28 (b)                               2,000              1,872
Arcadia Automobile
 Receivables Trust
 Series 1998-B Class A3
  5.950% due 11/15/02                                   1,000              1,002
 Series 1998-C Class A3
  5.670% due 08/15/06                                   1,400              1,372
Banc One Auto Grantor Trust
 Series 1997-A Class A
  6.270% due 11/20/03                                   2,828              2,845
Banc One Credit Card Master Trust
 Series 1995-A Class A
  6.150% due 07/15/02                                   1,400              1,406
Barnett Auto Trust
 Series 1997-A Class A3
  6.030% due 11/15/01                                   1,935              1,940
California Infrastructure PG&E
 Series 1997-1 Class A3
  6.150% due 06/25/02                                   1,600              1,603
Captec Franchise Trust
 Series 1999-1 Class A1
  6.504% due 05/25/05 (b)                               1,481              1,471
Case Equipment Loan Trust
 Series 1997-B Class C
  6.410% due 09/15/04                                     127                127
Chase Manhattan Auto Owner Trust
 Series 1998-B Class A4
  5.800% due 02/17/03                                   2,000              1,986
Chase Manhattan Credit
 Card Master Trust
 Series 1996-3 Class A
  7.040% due 02/15/05                                  10,000             10,134
Chemical Master Credit Card Trust I
 Series 1996-1 Class A
  5.550% due 09/15/03                                   8,000              7,952
Chevy Chase Auto Receivables Trust
 Series 1996-2 Class A
  5.900% due 07/15/03                                     722                722
 Series 1997-1 Class A
  6.500% due 10/15/03                                   1,121              1,129
 Series 1997-2 Class A
  6.350% due 01/15/04                                     369                371
 Series 1997-3 Class A
  6.200% due 03/20/04 (b)                                 728                731
Citibank Credit Card Master Trust I
  6.550% due 02/15/04                                  11,500             11,579
Copelco Capital Funding Corp.
 Series 1997-A Class A3
  6.270% due 04/20/05                                     859                861
 Series 1999-A Class A2
  5.500% due 03/15/01                                   1,400              1,395
 Series 1999-A Class A3
  5.665% due 03/15/02                                     750                742
 Series 1999-A Class A5
  5.950% due 06/15/04                                   1,250              1,227
Cox Enterprises, Inc.
  6.250% due 08/26/99                                   2,400              2,403
Dayton Hudson Credit
 Card Master Trust
 Series 1997-1 Class A
  6.250% due 08/25/05                                     800                793
Delta Funding Home
 Equity Loan Trust
 Series 1998-1 Class A2A
  5.130% due 05/25/30 (b)                                 310                310
Discover Card Master Trust I
 Series 1999-1 Class B
  5.550% due 08/15/04 (b)                                 650                635
 Series 1994-2, Class A
  5.340% due 10/16/04 (b)                               3,000              3,011
EQCC Home Equity Loan Trust
 Series 1998-1 Class A3F
  6.225% due 12/15/12                                     900                897
First Security Auto Grantor Trust
 Series 1997-A, Class A
  6.300% due 08/15/03                                     543                546
First Security Automobile
 Owner Trust
 Series 1999-2 Class A3
  6.000% due 10/15/03                                   1,750              1,741
First USA Credit Card Master Trust
 Series 1997-6 Class A
  6.420% due 03/17/05                                   1,375              1,381


96  Short Term Bond Fund

SHORT TERM BOND FUND

                                     JUNE 30, 1999 (UNAUDITED)

                                       PRINCIPAL      MARKET
                                        AMOUNT        VALUE
                                         (000)        (000)
                                           $            $
                                       ---------    ---------
FMAC Loan Receivables Trust
  Series 1998-CA Class A1
    5.990% due 11/15/04                         754         732
Franchise Loan Trust
  Series 1998-I Class A1
    6.240% due 07/15/04                         706         689
Green Tree Financial Corp.
  Series 1998-6 Class A2
    5.910% due 01/01/07                         905         906
  Series 1998-1 Class A3
    5.950% due 04/01/13                       1,250       1,249
Green Tree Home Improvement
  Loan Trust
  Series 1997-A Class HIA3
    7.050% due 08/15/23                       1,080       1,090
  Series 1998-D Class HIA4
    6.200% due 06/15/29                       1,125       1,114
Green Tree Recreational, Equipment &
  Consumer Loan Trust
  Series 1998-C Class A4
    6.170% due 02/15/11                       1,000         992
  Series 1997-C Class A1
    6.490% due 02/15/18                         700         689
Greenpoint Manufactured Housing
  Series 1999-1 Class A2
    6.010% due 08/15/15                       1,000         985
IMC Home Equity Loan Trust
  Series 1998-1 Class A3
    6.410% due 04/20/18                       1,050       1,043
Nationsbank Credit Card Master Trust
  Series 1995-1 Class A
    6.450% due 04/15/03                       8,150       8,209
Navistar Financial Corp. Owner Trust
  Series 1999-A Class A3
    5.950% due 04/15/03                       1,675       1,661
Newcourt Equipment Trust Securities
  Series 1998-2 Class A3
    5.450% due 10/15/02                         600         597
  Series 1998-1 Class A3
    5.240% due 12/20/02                       1,375       1,365
  Series 1998-2 Class D
    7.210% due 09/15/07 (b)                     700         695
NPF VI Inc.
  Series 1998-1A, Class A
    6.220% due 06/01/02                       1,000         989
Olympic Automobile
  Receivables Trust
  Series 1996-B Class A4
    6.700% due 03/15/02                       1,250       1,257
  Series 1996-D Class CTFS
  6.125% due 04/15/02                         3,297       3,271
Onyx Acceptance Auto Trust
  Series 1999-B Class A3
    5.780% due 04/15/03 (b)                   2,025       2,024
Paragon Automobile
  Receivables Owner Trust
  Series 1999-A Class A
    5.950% due 11/15/05                         566         561
PBG Equipment Trust
  Series 1A Class A
    6.270% due 01/20/12                       1,137       1,120
Peco Energy Transition Trust
  Series 1999-A Class A2
    5.630% due 03/01/05                       8,000       7,830
PNC Student Loan Trust I
  Series 1997-2 Class A3
    6.314% due 01/25/01                       8,500       8,510
Premier Automobile Trust
  Series 1999-1 Class A3
    5.690% due 11/08/02                       8,500       8,442
  Series 1999-3 Class A3
    6.270% due 04/08/03                       1,675       1,674
  Series 1999-3 Class A4
    6.430% due 03/08/04 (b)                   1,600       1,612
Ryder Vehicle Lease Trust
  Series 1998-A, Class A
    6.100% due 09/15/08 (b)                     694         690
Sears Credit Account Master Trust
  Series 1995-5 Class A
    8.100% due 06/15/04                       3,404       3,465
  Series 1998-1 Class A
    5.800% due 08/15/05                       1,500       1,493
  Series 1995-2 Class A
    6.050% due 01/15/08                       1,000         984
Standard Credit Card Master Trust I
  Series 1995-3 Class A
    7.850% due 02/07/02                       1,025       1,038
Team Fleet Financing Corp.
  Series 1998-2A Class A
    6.070% due 07/25/02                       1,125       1,114
The Money Store Auto Grantor Trust
  Series 1997-4 Class A2
    6.350% due 03/20/04                         529         532

                                                         Short Term Bond Fund 97

SHORT TERM BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                             (000)       (000)
                                                               $           $
                                                           ---------   ---------

The Money Store Residential Trust
 Series 1997-I Class A3
  6.680% due 08/15/12                                            900         902
The Money Store Small Business
 Administration Loan Trust
 Series 1996-2 Class A
  5.640% due 04/15/24 (b)                                        879         879
 Series 1997-1 Class A
  5.540% due 01/15/25 (b)                                      1,209       1,201
 Series 1997-1 Class B
  6.020% due 01/15/25 (b)                                        806         800
UCFC Home Equity Loan
 Series 1993-B1 Class A-1
  6.075% due 07/25/14                                             51          50
WFS Financial Owner Trust
 Series 1996-D Class A3
  6.050% due 07/20/01 (b)                                      1,597       1,599
Wilshire Funding Corp.
 Series 1998-WFC2 Class A3
  7.000% due 12/28/37                                            861         849
World Omni Automobile Lease
 Securitization Trust
 Series 1996-B Class A3
  6.250% due 11/15/02                                          1,743       1,747
 Series 1997-A Class A2
  6.750% due 06/25/03 (b)                                      7,741       7,790
 Series 1997-A Class A4
  6.900% due 06/25/03                                          2,376       2,395
 Series 1997-B Class A1
  6.070% due 11/25/03                                            271         273
                                                                       ---------
                                                                         159,427
                                                                       ---------

CORPORATE BONDS AND NOTES - 28.8%
Ahmanson (H.F.)
  9.875% due 11/15/99                                          2,185       2,217
Aristar, Inc.
  6.125% due 12/01/00                                          1,225       1,223
Associates Corp. of North America
  6.375% due 08/15/00                                          9,500       9,538
  5.750% due 11/01/03                                          1,000         973
AT&T Capital Corp.
  6.250% due 05/15/01 (MTN)                                    1,750       1,730
Banco De Latinoamerica
  6.500% due 04/02/01                                          2,200       2,199
Bank of America Corp.
  9.500% due 04/01/01                                          2,000       2,107
Bear Stearns Cos., Inc.
  9.375% due 06/01/01                                          2,000       2,103
Business Loan Center, Inc.
 Series 1998-1A
  6.750% due 04/02/05                                          1,100       1,102
Carramerica Realty Corp.
  6.625% due 10/01/00                                          1,575       1,564
Caterpillar Financial Services
  6.100% due 07/15/99 (MTN)                                      500         500
Chase Manhattan Corp.
  10.125% due 11/01/00                                         2,009       2,111
  5.313% due 12/05/09 (b)                                      1,000         951
Chrysler Financial Corp.
  6.610% due 06/16/00 (MTN)                                    2,000       2,015
CIT Group Holdings, Inc.
  6.125% due 12/15/00 (MTN)                                    8,100       8,094
CIT Group, Inc.
  6.500% due 06/14/02 (MTN)                                    3,800       3,807
Coca-Cola Put Asset Trust
  6.000% due 03/15/01                                          1,950       1,941
Comdisco, Inc.
  6.000% due 01/30/02                                          2,000       1,972
Conseco, Inc.
  6.400% due 06/15/01                                          1,850       1,812
Donaldson Lufkin & Jenrette
  5.875% due 04/01/02                                          1,150       1,130
El Paso Energy Corp.
  12.000% due 12/15/00                                         1,925       2,050
Enron Corp.
  6.450% due 11/15/01                                            950         949
ERAC USA Finance Co.
  6.375% due 05/15/03                                          1,900       1,850
Finova Capital Corp.
  6.625% due 09/15/01                                          2,000       2,009
First Bank South Dakota
  5.070% due 12/20/00 (b)                                        500         503
First USA Bank NA
  6.125% due 06/25/01                                          2,750       2,735
Fleet Credit Card, LLC
  6.450% due 10/30/00                                            250         251
Fleet Financial Group, Inc.
  6.875% due 03/01/03                                            700         707
Ford Motor Credit Co.
  6.500% due 02/28/02                                         12,000      12,029
Franchise Finance Corp.
  7.000% due 11/30/00                                          1,575       1,568
General Electric Capital Corp. (MTN)
  6.120% due 08/15/00                                          5,500       5,518
  5.430% due 02/25/02                                          4,000       3,913
General Motors Acceptance Corp.
  6.850% due 04/17/01 (MTN)                                      750         752
  8.500% due 01/01/03                                          1,500       1,592
  7.012% due 04/01/20 (b)                                      1,890       1,896
Hertz Corp.
  6.500% due 04/01/00                                            450         451
  6.625% due 07/15/00                                            900         904


98  Short Term Bond Fund

SHORT TERM BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                           (000)       (000)
                                                             $           $
                                                         ---------   ---------

Homeside Lending, Inc. (MTN)
  6.875% due 05/15/00                                        2,025       2,039
  6.875% due 06/30/02                                        2,000       2,003
Household Finance Corp.
  6.125% due 07/15/02 (MTN)(b)                                 450         446
IMC Global, Inc.
  7.400% due 11/01/02                                        1,550       1,564
International Lease Finance Corp.
  6.125% due 11/01/99                                          225         225
Lehman Brothers Holdings, Inc.
  6.000% due 02/26/01 (MTN)                                  2,500       2,477
MBNA Corp.
 Series B
  6.500% due 09/15/00 (MTN)                                  1,375       1,379
Midlantic Corp.
  9.250% due 09/01/99                                          825         830
  9.200% due 08/01/01                                        1,123       1,177
Morgan Stanley Dean Witter & Co.
  5.625% due 01/20/04 (MTN)                                  1,750       1,687
Nabisco, Inc.
  6.000% due 02/15/01                                          415         411
National Westminster Bank PLC
  9.450% due 05/01/01                                        1,500       1,584
News America Holdings, Inc.
  7.450% due 06/01/00                                          775         784
Norwest Financial, Inc.
  6.375% due 09/15/02                                        1,000       1,001
Panamsat Corp.
  6.000% due 01/15/03                                        1,100       1,068
Paramount Communications, Inc.
  7.500% due 01/15/02                                          875         894
Popular North America, Inc.
 Series D
  6.875% due 06/15/01 (MTN)                                  1,100       1,102
Procter & Gamble
  9.625% due 01/14/01                                        6,920       7,275
Salomon Smith Barney Holdings, Inc.
  6.625% due 07/01/02                                           75          75
  6.500% due 10/15/02                                          300         300
Salomon, Inc.
  7.750% due 05/15/00                                        1,000       1,015
Sears Credit Account Master Trust II
 Series 1996-4 Class A
  6.450% due 10/16/06                                        5,000       5,005
Sears Roebuck
 Acceptance Corp. (MTN)
  6.160% due 09/20/00                                        3,500       3,507
 Series II
  6.690% due 04/30/01                                        1,800       1,817
 Series III
  6.820% due 10/17/02                                        6,000       5,998
Sovereign Bancorp, Inc. (Regd)
  6.750% due 07/01/00                                        1,875       1,883
Tele-Communications, Inc.
  8.250% due 01/15/03                                        2,000       2,119
Travelers Group, Inc.
  6.700% due 07/05/00                                          500         503
TRW, Inc.
  6.500% due 06/01/02                                        1,325       1,320
Walt Disney Co.
 Series E
  5.125% due 12/15/03 (MTN)                                  1,100       1,047
Wellsford Residential Property Trust
  5.369% due 11/24/99 (MTN)(b)                               2,150       2,150
Williams Companies, Inc.
  6.125% due 02/01/01                                          285         284
                                                                     ---------
                                                                       143,735
                                                                     ---------

EURODOLLAR BONDS - 0.8%
American Express Travel
  5.098% due 10/24/01 (b)                                    1,500       1,497
Diageo Capital PLC
  6.625% due 06/24/04                                          545         542
St. George Bank, Ltd.
 Series E
  5.168% due 11/29/01 (MTN)(b)                               2,000       1,998
                                                                     ---------
                                                                         4,037
                                                                     ---------

MORTGAGE-BACKED SECURITIES - 6.3%
 Asset Securitization Corp.
 Series 1997-D5 Class A1A
  6.500% due 02/14/41                                          983         984
Bayview Financial Acquisition Trust
 Series 1998-1 Class A1
  7.010% due 05/25/29                                        1,062       1,050
Bear Stearns Mortgage Securities, Inc.
 Series 1996-6 Class A2
  7.000% due 11/25/27                                          562         561
Chase Commercial Mortgage Securities
 Corp.
 Series 1997-2 Class A1
  6.450% due 12/19/04                                        1,966       1,951
Deutsche Mortgage & Asset Receiving
 Corp.
 Series 1998-C1 Class A1
  6.220% due 09/15/07                                          443         432
DLJ Mortgage Acceptance Corp.
 Series 1996-CF2 Class A1A
  6.860% due 11/12/21                                          713         716


                                                         Short Term Bond Fund 99

SHORT TERM BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
                                                            (000)       (000)
                                                              $           $
                                                          ---------   ---------

Federal Home Loan Mortgage Corp.
 Participation Certificate
  7.500% due 2000                                                66          66
  7.500% due 2002                                                33          33
  9.000% due 2005                                               225         230
  6.250% due 2007                                                50          49
Federal National Mortgage Association
  7.000% due 2004                                               848         852
  8.750% due 2004                                                33          34
  6.500% due 2008                                             1,693       1,675
  5.500% due 2009                                             8,399       8,079
  8.000% due 2009                                               595         609
  7.500% due 2014                                             1,562       1,592
  8.500% due 2025                                                 3           4
Government National
 Mortgage Association
  7.250% due 2006                                             1,529       1,551
  8.250% due 2009                                               790         832
  9.000% due 2017                                             1,717       1,829
  9.500% due 2017                                               700         752
 Series 1994-1 Class PE
  7.500% due 07/16/22                                         1,150       1,174
 Series 1997-11 Class M
  8.000% due 05/16/24                                         1,200       1,223
Morgan Stanley Capital I
 Series 1998-CF1 Class A1
  6.330% due 10/15/07                                           426         420
Prudential Home Mortgage Securities
 Series 1994-19, Class A2
  7.050% due 05/25/24                                           456         458
Residential Accredited Loans, Inc.
 Series 1997-QS7 Class A1
  7.500% due 07/25/27                                           244         246
Residential Asset Securitization Trust
 Series 1997-A9 Class A1
  7.250% due 11/26/27                                             6           6
 Series 1998-A1 Class A1
  7.000% due 03/25/28                                           223         223
 Series 1998-A2 Class A1
  6.750% due 04/25/28                                           557         555
Residential Funding Mortgage Securities
 Series 1998-NS1 Class A2
  6.375% due 01/25/09                                           962         959
Resolution Trust Corp. Mortgage
 Pass-thru Certificate
 Series 1995-2 Class C1
  7.450% due 05/25/29 (b)                                       400         395
Union Planters Mortgage Finance Corp.
 Series 1998-A, Class A1
  6.350% due 01/25/28                                           649         645
 Series 1999-1 Class A1
  6.250% due 04/01/29                                           634         630
Wilshire Funding Corporation
 Series 1997-WFC1 Class AI
  7.250% due 08/25/27                                           692         695
                                                                      ---------
                                                                         31,510
                                                                      ---------

MUNICIPAL BONDS - 0.5%
Missouri Higher Education
 Loan Authority
 Series 97 Class P
  5.120% due 07/25/08 (b)                                     1,098       1,090
Philadelphia, Pennsylvania, Authority
 for Industrial Development
 Series 1997 Class A
  6.488% due 06/15/04                                         1,395       1,374
                                                                      ---------
                                                                          2,464
                                                                      ---------

UNITED STATES GOVERNMENT
AGENCIES - 1.0%
Federal Farm Credit Bank
  5.220% due 09/11/01                                         1,250       1,233
Federal National Mortgage Association
 Series B
  5.750% due 06/07/01 (MTN)                                   3,000       2,990
Tennessee Valley Authority
 Series D
  6.000% due 11/01/00                                           750         752
                                                                      ---------
                                                                          4,975
                                                                      ---------

UNITED STATES GOVERNMENT TREASURIES - 22.6%
United States Treasury Bonds
  8.750% due 11/15/08                                         5,117       5,650
United States Treasury Notes
  5.625% due 11/30/00                                         2,350       2,356
  5.000% due 02/28/01                                         5,715       5,670
  5.750% due 06/30/01                                        61,600      61,860
  6.500% due 08/31/01                                           605         616
  6.250% due 10/31/01                                         4,500       4,564
  6.250% due 02/28/02                                         3,490       3,542
  6.625% due 04/30/02                                         2,650       2,720
  3.625% due 07/15/02                                        25,589      25,317
  5.750% due 12/31/02                                           635         634
                                                                      ---------
                                                                        112,929
                                                                      ---------


100 Short Term Bond Fund

SHORT TERM BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                       PRINCIPAL      MARKET
                                        AMOUNT        VALUE
                                         (000)        (000)
                                           $            $
                                       ---------    ---------
YANKEE BONDS - 1.8%
Edperbrascan Corp.
    7.375% due 10/01/02                    2,000        1,999
Noranda Forest, Inc.
    8.875% due 10/15/99                      450          453
Quebec, Province of
   13.250% due 09/15/14                      900          954
Tyco International Group SA
    6.125% due 06/15/01                    3,600        3,587
Westpac Banking, Ltd.
    7.875% due 10/15/02                    2,006        2,072
                                                    ---------
                                                        9,065
                                                    ---------
TOTAL FIXED INCOME INVESTMENTS
(cost $471,697)                                       468,142
                                                    ---------

SHORT-TERM INVESTMENTS - 7.0%
Federal Home Loan Bank Corp.
  Discount Note
   4.490% due 07/01/99 (a)                 4,475        4,475
Federal Home Loan Mortgage
  Discount Note
   4.760% due 07/22/99 (a)                 1,600        1,595
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                       28,851       28,851
                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $34,921)                                         34,921
                                                    ---------
TOTAL INVESTMENTS - 100.8%
(cost $506,618)                                       503,063

OTHER ASSETS AND LIABILITIES,
NET - (0.8%)                                           (4,164)
                                                    ---------
NET ASSETS - 100.0%                                   498,899
                                                    =========

(a)  At cost, which approximates market.
(b)  Adjustable or floating rate security.

Abbreviations:
MTN - Medium Term Note

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 101

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $506,618)  ...........................     $ 503,063
Receivables:
 Dividends and interest .....................................................         4,667
 Investments sold ...........................................................         1,005
 Fund shares sold ...........................................................         1,024
                                                                                  ---------

   Total Assets .............................................................       509,759

LIABILITIES
Payables:
 Investments purchased ........................................     $   9,553
 Fund shares redeemed .........................................           829
 Accrued fees to affiliates ...................................           341
 Other accrued expenses .......................................           137
                                                                    ---------

   Total Liabilities ........................................................        10,860
                                                                                  ---------

NET ASSETS ..................................................................     $ 498,899
                                                                                  =========

NET ASSETS CONSIST OF:
Undistributed net investment income .........................................     $   3,519
Accumulated net realized gain (loss)  .......................................       (18,467)
Unrealized appreciation (depreciation) on investments .......................        (3,555)
Shares of beneficial interest ...............................................           273
Additional paid-in capital ..................................................       517,129
                                                                                  ---------

NET ASSETS ..................................................................     $ 498,899
                                                                                  =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($183,116 divided by 10,015 shares of $.01 par value
   shares of beneficial interest outstanding)  ..............................     $   18.28
                                                                                  =========

 Class E ($9,267,388 divided by 505,792 shares of $.01 par
   value shares of beneficial interest outstanding)  ........................     $   18.32
                                                                                  =========

 Class S ($489,448,494 divided by 26,747,046 shares of $.01 par
   value shares of beneficial interest outstanding)  ........................     $   18.30
                                                                                  =========


  See accompanying notes which are an integral part of the financial statements.

102 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Interest ...................................................................     $  11,582
 Dividends from Money Market Fund ...........................................           538
 Dividends ..................................................................            24
                                                                                  ---------

   Total Investment Income ..................................................        12,144

EXPENSES
 Management fees ..............................................     $   1,068
 Administrative fees ..........................................           120
 Custodian fees ...............................................           131
 Distribution fees - Class C ..................................             1
 Transfer agent fees ..........................................           264
 Professional fees ............................................            57
 Registration fees - Class E ..................................             1
 Registration fees - Class S ..................................            82
 Shareholder servicing fees - Class E .........................             3
 Trustees' fees ...............................................             6
 Miscellaneous ................................................           124
                                                                    ---------

   Total Expenses ...........................................................         1,857
                                                                                  ---------

Net investment income .......................................................        10,287
                                                                                  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .....................................        (2,324)
Net change in unrealized appreciation (depreciation) on investments .........        (4,715)
                                                                                  ---------

Net realized and unrealized gain (loss)  ....................................        (7,039)
                                                                                  ---------

Net increase (decrease) in net assets resulting from operations .............     $   3,248
                                                                                  =========


  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 103

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                       FOR THE SIX MONTHS      FOR THE YEAR
                                                                       ENDED JUNE 30, 1999        ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 1998
                                                                       -------------------  -----------------
OPERATIONS
 Net investment income ...........................................     $            10,287  $          13,185
 Net realized gain (loss) ........................................                  (2,324)             1,126
 Net change in unrealized appreciation (depreciation) ............                  (4,715)               355
                                                                       -------------------  -----------------
   Net increase (decrease) in net assets resulting from operations                   3,248             14,666
                                                                       -------------------  -----------------
DISTRIBUTIONS
 From net investment income
   Class C .......................................................                      (4)                --
   Class E .......................................................                      (7)                --
   Class S .......................................................                  (7,420)           (13,149)
                                                                       -------------------  -----------------
     Net decrease from distributions .............................                  (7,431)           (13,149)
                                                                       -------------------  -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ...                 242,543             29,552
                                                                       -------------------  -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................                 238,360             31,069

NET ASSETS
 Beginning of period .............................................                 260,539            229,470
                                                                       -------------------  -----------------
 End of period (including undistributed net investment income of
   $3,519 and $621, respectively) ................................     $           498,899  $         260,539
                                                                       ===================  =================


  See accompanying notes which are an integral part of the financial statements.

104 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                1999*
                                                              --------

NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  18.36
                                                              --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ................................       .25
 Net realized and unrealized gain (loss) on investments ....      (.16)
                                                              --------

   Total Income From Investment Operations .................       .09
                                                              --------

DISTRIBUTIONS
 From net investment income ................................      (.17)
                                                              --------

NET ASSET VALUE, END OF PERIOD .............................  $  18.28
                                                              ========

TOTAL RETURN (%)(a)  .......................................       .48

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ...............       183

 Ratios to average net assets (%)(b):
   Operating expenses ......................................      1.95
   Net investment income ...................................      3.77

 Portfolio turnover rate (%)(b)  ...........................    168.49


* For the period March 3, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.


                                                        Short Term Bond Fund 105

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                               1999*
                                                             ---------

NET ASSET VALUE, BEGINNING OF PERIOD ....................... $   18.51
                                                             ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ................................       .25
 Net realized and unrealized gain (loss) on investments ....      (.14)
                                                             ---------

   Total Income From Investment Operations .................       .11
                                                             ---------

DISTRIBUTIONS
 From net investment income ................................      (.30)
                                                             ---------

NET ASSET VALUE, END OF PERIOD ............................. $   18.32
                                                             =========

TOTAL RETURN (%)(a)  .......................................       .60

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ...............     9,267

 Ratios to average net assets (%)(b):
   Operating expenses ......................................      1.35
   Net investment income ...................................      4.45

 Portfolio turnover rate (%)(b)  ...........................    168.49


* For the period February 18, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.


106 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                           YEARS ENDED DECEMBER 31,
                                                                       ----------------------------------------------------------
                                                              1999*       1998        1997        1996        1995        1994
                                                           ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $    18.46  $    18.35  $    18.36  $    18.55  $    17.98  $    18.99
                                                           ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)  .............................         .39         .99        1.08        1.04        1.16        1.21
 Net realized and unrealized gain (loss) on investments .        (.21)        .11          --        (.19)        .59       (1.07)
                                                           ----------  ----------  ----------  ----------  ----------  ----------
   Total Income From Investment Operations ..............         .18        1.10        1.08         .85        1.75         .14
                                                           ----------  ----------  ----------  ----------  ----------  ----------
DISTRIBUTIONS
 From net investment income .............................        (.34)       (.99)      (1.09)      (1.04)      (1.18)      (1.15)
                                                           ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD ..........................  $    18.30  $    18.46  $    18.35  $    18.36  $    18.55  $    17.98
                                                           ==========  ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%)(a)(b) ..................................         .98        6.09        6.02        4.76        9.95         .82

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ............     489,448     260,539     229,470     222,983     183,577     144,030

 Ratios to average net assets (%)(b)(c):
   Operating expenses ...................................         .88         .66         .66         .70         .58         .19
   Net investment income ................................        4.90        5.37        5.70        5.70        6.41        6.52

 Portfolio turnover rate (%)(c)  ........................      168.49      129.85      213.14      264.40      269.31      233.75

*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any mangement fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.
(c)  The ratios for the period ended June 30, 1999 are annualized.
(d) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                        Short Term Bond Fund 107

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------     --------
LONG-TERM INVESTMENTS - 98.7%
ASSET-BACKED SECURITIES - 9.1%
AFC Home Equity Loan Trust
 Series 1996-2 Class 1 A3
  7.590% due 09/25/27                                          342           341
Arcadia Automobile Receivables Trust
 Series 1998-B Class A3
  5.950% due 11/15/02                                          765           766
 Series 1999-A Class A4
  5.940% due 08/15/03                                        1,885         1,873
ARG Funding Corp.
 Series 1999-1A Class A3
  6.020% due 05/20/04                                        1,400         1,369
Associates Manufactured Housing
 Pass-through Certificates
 Series 1997-2 Class A3
  6.275% due 03/15/28                                        1,602         1,606
BankAmerica Manufactured Housing Contract
 Series 1997-1 Class A4
  6.195% due 06/10/10 (c)                                    1,000         1,002
Centex Home Equity
 Series 1999-2 Class A3
  6.260% due 07/25/25                                        1,305         1,282
Circuit City Credit Card Master Trust
 Series 1994-2 Class A
  8.000% due 11/15/03                                        2,340         2,363
Citibank Credit Card Master Trust I
 Series 1997-3 Class A
  6.839% due 02/10/04 (c)                                    1,097         1,101
 Series 1998-6 Class A
  5.850% due 04/10/03                                        2,150         2,142
First Omni Credit Card Master Trust
 Series 1996-A Class A
  6.650% due 09/15/03                                        2,235         2,251
First Sierra Receivables
 Series 1999-1 Class A4
  5.730% due 07/15/04                                        2,400         2,348
First USA Credit Card Master Trust
 Series 1997-6 Class A
  6.420% due 03/17/05                                        1,700         1,708
 Series 1999-3 Class C
  6.450% due 01/19/07                                        1,750         1,683
Fleetwood Credit Corporation Grantor Trust
 Series 1997-B Class A
  6.400% due 05/15/13 (c)                                    2,762         2,773
Ford Credit Automobile Owner Trust
 Series 1999-B Class A4
  5.800% due 06/15/02                                        2,910         2,895
Green Tree Financial Corp.
 Series 1994-1 Class A4
  7.200% due 04/15/19                                        1,905         1,932
 Series 1994-2 Class A5
  8.300% due 05/15/19                                        1,670         1,744
 Series 1997-2 Class A6
  7.240% due 06/15/28                                        1,350         1,356
Green Tree Home Improvement Loan Trust
 Series 1998-D Class HIA2
  5.940% due 06/15/29                                          755           755
 Series 1998-E Class HIA1
  5.907% due 08/15/07                                          529           530
Green Tree Lease Finance
 Series 1998-1 Class A4
  5.740% due 01/20/04                                          610           597
Green Tree Recreational, Equipment
 & Consumer Loan Trust
 Series 1998-A Class A1C
  6.180% due 06/15/19                                          432           432
 Series 1998-C Class A4
  6.170% due 02/15/11                                          465           466
Heller Equipment Asset Receivables Trust
 Series 1999-1 Class A3
  5.500% due 07/13/03                                        3,465         3,415
Ikon Receivables, L.L.C.
 Series 1999-1 Class A3
  5.990% due 05/15/05                                        2,500         2,489
IMC Home Equity Loan Trust
 Series 1997-5 Class M1
  7.080% due 11/20/28 (c)                                    1,500         1,496
Indymac Home Equity Loan Trust
 Step Up Bond
 Series 1998-A Class AF4
  6.310% due 10/25/29                                          855           834
MBNA Master Credit Card Trust II
 Series 1999-A Class B
  5.357% due 07/17/06 (c)                                    1,250         1,245
Metris Master Trust
 Series 1996-1 Class A
  6.450% due 02/20/02                                        1,097         1,098
 Series 1997-1 Class A
  6.870% due 10/20/05                                        3,350         3,406
Newcourt Equipment Trust Securities
 Series 1998-1 Class A4
  5.393% due 05/20/04                                        4,000         3,839
Oakwood Mortgage Investors, Inc.
 Series 1998-A Class A2
  6.100% due 05/15/28                                          771           770
 Series 1999-B Class A2
  6.190% due 12/15/13                                        1,275         1,260


108  Fixed Income I Fund

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        ----------      --------
Onyx Acceptance Grantor Trust
 Series 1997-1 Class A
  6.550% due 09/15/03 (c)                                      780           786
 Series 1998-A Class A3
  5.850% due 08/15/02                                        2,280         2,276
 Series 1998-C Class A2
  5.550% due 09/15/01                                          329           328
Option One Mortgage Loan Trust
 Series 1999-2 Class A4
  6.340% due 05/25/29                                        1,095         1,061
PacificAmerica Home Equity Loan
 Step Up Bond
 Series 1998-2 Class AF
  6.590% due 06/26/28                                        1,625         1,622
Peco Energy Transition Trust
 Series 1999-A Class A4
  5.800% due 03/01/07                                          715           692
Pemex Finance, Ltd.
 Series 2A Class A1
  6.125% due 11/15/03                                        2,000         2,003
Preferred Credit Corp.
 Series 1997-1 Class A6
  7.590% due 07/25/26                                        1,050         1,075
Premier Auto Trust
 Series 1998-5 Class A4
  5.190% due 04/08/03                                        1,760         1,715
 Series 1999-2 Class A4
  5.590% due 02/09/04                                          825           810
Providian Master Trust
 Series 1997-4 Class A
  6.250% due 06/15/07                                        2,330         2,313
Residential Funding Mortgage
 Securities II, Inc.
 Series 1999-HI1 Class A3
  6.310% due 09/25/29                                        2,700         2,680
Resolution Trust Corp. Mortgage
 Pass-thru Certificate
 Series 1994-C2 Class D
  8.000% due 04/25/25                                          273           276
Saxon Asset Securities Trust Co.
 Series 1997-1 Class AF2
  7.085% due 07/25/20                                          858           859
 Series 1998-4 Class AF3
  6.265% due 07/25/23                                        1,490         1,474
Sears Mortgage Securities Corp.
 Series 1992 Class A
  7.587% due 10/25/22 (c)                                    1,163         1,176
Team Fleet Financing Corp.
 Series 1997-1 Class A
  7.350% due 05/15/03                                        1,975         2,005
The Money Store Home Equity Loan Trust
 Series 1998-A Class AF5
  6.370% due 12/15/23                                        1,420         1,414
UCFC Home Equity Loan
 Series 1996-B1 Class A4
  7.525% due 12/15/17                                          860           867
Union Acceptance Corp.
 Series 1998-B Class A4
  5.900% due 02/09/04                                        1,670         1,661
USAA Auto Loan Grantor Trust
 Series 1998-1 Class A
  5.800% due 01/15/05                                        1,783         1,789
Vanderbilt Mortgage & Finance, Inc.
 Series 1999-A Class 1A3
  6.080% due 12/07/15                                          530           517
 Series 1999-B Class 1A3
  6.280% due 03/07/13                                          880           872
WFS Financial Owner Trust
 Series 1999-A Class A4
  5.700% due 11/20/03                                          890           871
World Financial Network
 Credit Card Master Trust
 Series 1996-A Class A
  6.700% due 02/15/04 (c)                                    2,895         2,922
World Omni Automobile Lease
 Securitization Trust
 Series 1996-B Class A2
  6.200% due 11/15/02                                          388           388
 Series 1996-B Class A3
  6.250% due 11/15/02                                        2,421         2,426
 Series 1997-A Class A2
  6.750% due 06/25/03 (c)                                    1,720         1,731
 Series 1997-A Class B
  6.490% due 06/25/03                                          842           851
                                                                        --------
                                                                          94,627
                                                                        --------

BANKERS ACCEPTANCE NOTES - 0.1%
Mellon Bank, NA
  7.625% due 09/15/07                                          510           529
                                                                        --------

CORPORATE BONDS AND NOTES - 19.5%
Ahold Finance USA, Inc.
  6.250% due 05/01/09                                        2,070         1,952
Air Products & Chemicals, Inc.
  8.750% due 04/15/21                                          300           338
Allegiance Corp.
  7.300% due 10/15/06                                          900           904
  7.000% due 10/15/26                                          100           100
America West Airlines
 Series A
  6.850% due 07/02/09                                          569           552


                                                        Fixed Income I Fund  109

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                        PRINCIPAL        MARKET
                                                         AMOUNT           VALUE
                                                          (000)           (000)
                                                            $               $
                                                       -----------      --------
American Financial Group, Inc.
  7.125% due 04/15/09                                        1,500         1,396
American Health Properties, Inc.
  7.050% due 01/15/02                                          650           637
American Stores Co.
  8.000% due 06/01/26                                          875           941
Analog Devices, Inc.
  6.625% due 03/01/00                                          225           226
Appalachian Power Co.
  6.800% due 03/01/06                                        1,250         1,239
Archer Daniels Co.
  8.375% due 04/15/17                                          900         1,003
Aristar, Inc.
  6.000% due 05/15/02                                        1,935         1,910
Associates Corp. of North America
  5.500% due 02/15/04                                        2,000         1,906
  6.500% due 10/15/02                                          400           402
 Series H
  7.090% due 04/11/03 (MTN)                                    400           406
AT&T Corp.
  8.625% due 12/01/31                                          440           460
Atlantic Richfield Co.
  9.125% due 08/01/31                                          700           860
Avco Financial Services, Inc.
  6.000% due 08/15/02                                          400           396
Baltimore Gas & Electric Co.
  6.500% due 02/15/03                                          550           553
Banco De Latinoamerica
  6.500% due 04/02/01                                        1,400         1,399
BankAmerica Corp.
  6.850% due 03/01/03                                          425           432
  6.625% due 06/15/04                                        1,500         1,483
Bank of New York, Inc.
  7.875% due 11/15/02                                          500           522
Bank One Corp.
  8.100% due 03/01/02                                          415           431
  7.250% due 08/01/02                                          790           810
  7.375% due 12/01/02                                          195           200
 Series A
  5.625% due 02/17/04 (MTN)                                  1,350         1,294
BankBoston Corp. (MTN)
  6.125% due 03/15/02                                        1,200         1,189
Barnett Bank, Inc.
  6.900% due 09/01/05                                          665           665
Baxter International, Inc.
  6.630% due 02/15/28                                        1,150         1,021
Bear Stearns Cos., Inc.
  5.200% due 02/16/01 (MTN)(c)                               1,800         1,796
  6.150% due 03/02/04                                        1,475         1,421
Bell Telephone Co. of Pennsylvania
  8.350% due 12/15/30                                          645           730
BellSouth Telecommunications, Inc.
  7.000% due 12/01/95                                          295           281
Beneficial Corp.
  8.400% due 05/15/08                                          757           823
Burlington Northern Santa Fe
  7.082% due 05/13/29                                        1,100         1,082
Camden Property Trust
  7.000% due 04/15/04                                          700           685
Campbell Soup Co.
  8.875% due 05/01/21                                          500           587
Carolina Power & Light Co.
  6.875% due 08/15/23                                          250           237
Case Corp.
  7.250% due 08/01/05                                          395           391
  7.250% due 01/15/16                                          400           383
Caterpillar Financial Services Corp. (MTN)
  9.500% due 02/06/07                                           80            92
Caterpillar, Inc.
  8.000% due 02/15/23                                          750           796
Central Fidelity Banks, Inc.
  8.150% due 11/15/02                                          280           294
Central Power & Light Co.
 Series FF
  6.875% due 02/01/03                                          550           557
Champion International Corp.
  6.400% due 02/15/26                                          570           550
Chase Manhattan Corp.
  6.000% due 02/15/09                                        1,105         1,024
Chesapeake & Potomac Telephone Co.
  8.375% due 10/01/29                                          405           459
Choice Hotels International, Inc.
  7.125% due 05/01/08                                        1,250         1,177
Chrysler Financial Co., L.L.C.
  6.080% due 03/12/01 (MTN)                                  1,550         1,547
Cincinnati Gas & Electric Co.
  7.200% due 10/01/23                                          250           238
CIT Group, Inc.
  6.150% due 12/15/02 (MTN)                                    300           296
  5.625% due 10/15/03                                        2,100         2,023
Citicorp
  5.147% due 05/24/01 (MTN)(c)                               2,000         1,997
  5.172% due 05/24/01 (MTN)(c)                               3,000         3,000
  9.500% due 02/01/02                                          195           210
  7.125% due 06/01/03                                          485           494
Citigroup, Inc.
  6.875% due 02/15/98                                          920           823
City National Bank
  6.375% due 01/15/08                                          575           542
Coca Cola Enterprises, Inc.
  7.000% due 10/01/26                                          665           672


110  Fixed Income I Fund

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                        ----------      --------
Colonial Realty L.P. (MTN)
  6.980% due 09/26/05                                          500           471
Comcast Cable Communications
  8.375% due 05/01/07                                          300           321
  6.200% due 11/15/08                                          950           884
Comerica Bank
  7.250% due 06/15/07                                          700           707
  6.000% due 10/01/08                                          275           256
Commercial Credit Group, Inc.
  7.875% due 07/15/04                                          500           527
  6.500% due 06/01/05                                          300           297
  8.700% due 06/15/10                                          795           896
Commonwealth Edison Co.
 Series 85
  7.375% due 09/15/02                                        1,120         1,146
Conagra, Inc. (MTN)
  8.100% due 05/20/02                                          300           312
Conoco, Inc.
  6.950% due 04/15/29                                          800           749
Countrywide Home Loan (MTN)
 Series H
  6.250% due 04/15/09                                        1,300         1,197
Cox Communications, Inc.
  6.500% due 11/15/02                                          600           599
  6.690% due 09/20/04 (MTN)                                    500           495
Crown Cork & Seal Finance PLC
  7.000% due 12/15/06                                          850           831
CSX Corp.
  7.900% due 05/01/17                                          500           515
DaimlerChrysler AG
  7.450% due 03/01/27                                          990           996
Dana Corp.
  6.250% due 03/01/04                                        5,000         4,922
Delta Air Lines, Inc. (MTN)
 Series C
  6.650% due 03/15/04                                        1,200         1,177
Dillards Inc.
  6.430% due 08/01/04                                        1,175         1,125
Duke Energy Corp.
  6.875% due 08/01/23                                          600           544
  7.000% due 07/01/33                                        1,030           928
Duke Realty, Ltd. Partnership
  6.800% due 02/12/09                                          800           747
EOP Operating, L.P.
  6.500% due 01/15/04                                        1,825         1,778
Federal Express Corp.
  7.600% due 07/01/97                                          400           368
Federated Department Stores Inc.
  6.125% due 09/01/01                                        1,100         1,093
Fifth Third Bank
  6.750% due 07/15/05                                          900           889
Fifth Third Capital Trust I
 Series A
  8.136% due 03/15/27                                          365           380
Finova Capital Corp.
  5.875% due 10/15/01                                          600           593
  7.125% due 05/01/02                                        1,100         1,117
First Bank Systems, Inc.
  8.000% due 07/02/04                                        1,050         1,105
First Chicago Corp. (MTN)
  5.100% due 11/14/01 (c)                                    3,000         2,967
First Interstate Bancorp (MTN)
  9.375% due 01/23/02                                          225           240
First Tennessee Bank
 Series BKNT
  5.750% due 12/01/08                                        1,325         1,191
First Union Corp.
  6.625% due 06/15/04                                          665           665
First Union Institutional Capital Trust I
  8.040% due 12/01/26                                          100           101
First Union National Bank (MTN)
  7.125% due 10/15/06                                          555           563
Fleet Financial Group, Inc.
  6.875% due 03/01/03                                          350           354
  8.125% due 07/01/04                                          675           717
Ford Motor Credit Co.
  6.125% due 04/28/03                                          690           680
  6.750% due 05/15/05                                          425           424
Fort James Corp.
  6.625% due 09/15/04                                        1,225         1,224
  6.875% due 09/15/07                                          400           394
Fortune Brands, Inc.
  7.875% due 01/15/23                                          400           424
General Electric Capital Corp.
  8.300% due 09/20/09                                          470           526
General Motors Acceptance Corp.
  5.480% due 12/16/02 (MTN)                                  3,075         2,980
  6.750% due 03/15/03                                        5,000         5,033
Goldman Sachs Group
  5.180% due 01/16/01 (c)                                    1,500         1,499
 Series A
  5.260% due 02/20/01 (MTN)(c)                               3,000         3,001
Grand Metropolitan Investment Corp.
  7.450% due 04/15/35                                          425           451
GTE California, Inc.
  6.750% due 05/15/27                                          600           565
Harrahs Operating Co., Inc.
  7.500% due 01/15/09                                        1,300         1,260
Heller Financial, Inc.
  6.440% due 10/06/02                                        1,100         1,099


                                                           Fixed Income Fund 111

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                           (000)         (000)
                                                             $             $
                                                        -----------   ----------
Hertz Corp.
  7.625% due 08/01/02                                           450          462
  9.000% due 11/01/09                                           390          439
Hilton Hotels Corp.
  7.000% due 07/15/04                                         1,410        1,384
Household Finance Corp.
  6.125% due 07/15/02 (MTN)                                   1,450        1,438
  5.875% due 02/01/09                                           880          800
Illinois Power
  7.500% due 06/15/09                                         1,500        1,522
IMC Global, Inc.
  6.500% due 08/01/03                                         1,000          978
International Business Machines Corp.
  7.125% due 12/01/96                                         1,200        1,150
International Paper Co.
  9.400% due 06/01/02                                           600          646
IRT Property Co.
  7.250% due 08/15/07                                         1,325        1,233
ITT Financial Corp.
  7.400% due 11/15/25                                         1,165        1,005
JPM Capital Trust I
  7.540% due 01/15/27                                           285          272
Kern River Funding Corp.
 Series B
  6.720% due 09/30/01                                         1,025        1,032
Key Bank Corp.
  6.500% due 04/15/08                                           325          309
KeyCorp
  8.000% due 07/01/04                                           200          211
  7.500% due 06/15/06                                           875          898
Knight-Ridder, Inc.
  6.875% due 03/15/29                                           700          648
Kroger Co.
  6.800% due 12/15/18                                           650          605
Liberty Mutual Insurance Co.
  7.697% due 10/15/97                                         1,850        1,698
Lincoln National Corp.
  7.250% due 05/15/05                                           450          454
  6.500% due 03/15/08                                           250          240
  7.000% due 03/15/18                                           600          571
Loral Corp.
  7.000% due 09/15/23                                           900          815
Lowes Cos., Inc.
  6.875% due 02/15/28                                         1,020          953
Manufacturers & Traders Trust Co.
  7.000% due 07/01/05                                           525          519
Marsh & McLennan Cos., Inc.
  6.625% due 06/15/04                                         1,500        1,502
Martin Marietta Corp.
  7.000% due 03/15/11                                           325          325
Mattel, Inc.
  6.000% due 07/15/03                                         1,100        1,072
MCI WorldCom, Inc.
  6.400% due 08/15/05                                           600          587
  6.950% due 08/15/28                                         1,300        1,232
Mercantile Bancorp
  7.050% due 06/15/04                                         1,000        1,013
Merrill Lynch & Co., Inc.
  6.000% due 02/12/03                                           550          542
Mirage Resorts, Inc.
  6.625% due 02/01/05                                         1,070          992
Morgan, J.P. & Co., Inc.
  5.750% due 02/25/04                                         1,250        1,203
Morgan Stanley Dean Witter
 & Co. (MTN)
  5.625% due 01/20/04                                           575          554
Nabisco, Inc.
  6.375% due 02/01/35                                         1,000          958
Natexix Ambs Co., LLC
 Series A
  8.440% due 12/29/49                                           325          310
National City Corp.
  5.750% due 02/01/09                                         1,200        1,092
New England Telephone & Telegraph Co.
  7.875% due 11/15/29                                           430          461
Newcourt Credit Group, Inc.
  6.875% due 02/16/05                                         1,525        1,492
News America Holdings, Inc.
  8.875% due 04/26/23                                           575          635
  7.750% due 01/20/24                                           600          587
Northwestern Bell Telephone Co.
  7.750% due 05/01/30                                           455          464
Norwest Corp. (MTN)
 Series H
  6.750% due 06/15/07                                           150          148
Norwest Financial, Inc.
  6.375% due 11/15/01                                           750          752
  6.250% due 11/01/02                                           425          423
  6.375% due 11/15/03                                           650          647
NRG Energy, Inc.
  7.500% due 06/01/09                                           680          663
NYNEX Corp.
  9.550% due 05/01/10                                           500          560
Occidental Petroleum Corp.
  8.500% due 11/09/01 (MTN)                                     295          304
 10.125% due 11/15/01                                           255          274
Paine Webber Group, Inc.
  6.375% due 05/15/04                                           300          292
Panamsat Corp.
  6.125% due 01/15/05                                           700          653
Pennsylvania Power & Light Co.


112  Fixed Income I Fund

FIXED INCOME I FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                          $              $
                                                     ----------     ----------
  6.875% due 03/01/04                                     1,200          1,217
Philip Morris Cos., Inc.
  6.150% due 03/15/00                                     2,900          2,912
  7.000% due 07/15/05                                     1,700          1,701
  6.950% due 06/01/06                                       380            384
  7.200% due 02/01/07                                     2,000          2,002
  7.650% due 07/01/08                                       395            406
Pitney Bowes Credit Corp.
  8.550% due 09/15/09                                       780            875
PNC Funding Corp.
  6.875% due 07/15/07                                     1,100          1,081
Praxair, Inc.
  6.850% due 06/15/05                                       880            863
Prologis Trust
  6.700% due 04/15/04                                       750            732
Provident Cos., Inc.
  6.375% due 07/15/05                                     1,200          1,170
Ralston Purina Co.
  7.875% due 06/15/25                                       845            862
Raytheon Co.
  6.300% due 03/15/05                                     1,020          1,001
Realty Income Corp.
  7.750% due 05/06/07                                     1,500          1,424
Republic of New York Corp.
  9.750% due 12/01/00                                       130            136
  8.250% due 11/01/01                                       240            250
  7.875% due 12/12/01                                       300            310
Rite Aid Corp.
  6.700% due 12/15/01                                     1,100          1,095
Safeco Capital Trust I
  8.072% due 07/15/37                                       300            285
Safeco Corp. (MTN)
  7.020% due 09/18/02                                     1,050          1,063
Safeway, Inc.
  6.050% due 11/15/03                                       500            489
Salomon Smith Barney Holdings, Inc.
  6.250% due 06/15/05                                     1,000            969
Sears Roebuck Acceptance Corp.
  7.030% due 06/04/03 (MTN)                                 800            811
  6.750% due 01/15/28                                       950            859
 Series II
  6.690% due 04/30/01 (MTN)                                 975            984
Security Capital Group, Inc.
  6.950% due 06/15/05                                       700            654
Service Corp. International
  6.750% due 06/01/01                                       400            399
  7.375% due 04/15/04                                       800            803
Shopping Center Associates
  6.750% due 01/15/04                                       750            734
Societe Generale
  7.850% due 04/29/49  (f)                                  675            661
Societe Generale Real Estate Co., L.L.C.
  7.640% due 12/29/49 (f)                                   540            510
Southern California Edison Co.
  6.375% due 01/15/06                                       415            409
Spieker Properties (MTN)
  8.000% due 07/19/05                                       800            816
Sprint Capital Corp.
  6.125% due 11/15/08                                     1,100          1,015
  6.900% due 05/01/19                                     1,385          1,282
Star Banc Corp.
  5.875% due 11/01/03                                       350            339
Summit Properties Partnership, L.P.
  7.200% due 08/15/07                                       550            513
Suntrust Banks, Inc.
  6.250% due 06/01/08                                       160            153
  7.375% due 07/01/0                                        575            591
TCI, Inc.
  9.800% due 02/01/2                                        425            519
Temple Inland, Inc.
  7.250% due 09/15/04                                       575            576
Texaco Capital, Inc.
  9.750% due 03/15/20                                       225            288
  8.875% due 09/01/21                                       440            525
Time Warner, Inc.
  7.975% due 08/15/04                                       450            470
  8.110% due 08/15/06                                       900            943
  8.180% due 08/15/07                                       900            951
  6.875% due 06/15/18                                     1,050            976
TRW, Inc.
  7.125% due 06/01/09                                       750            728
Union Carbide Chemicals & Plastics
  7.875% due 04/01/23                                       835            830
Union Oil Co. (MTN)
  9.400% due 02/15/11                                       390            449
Union Pacific Corp.
  7.600% due 05/01/05                                       350            361
Union Pacific Railroad Trust
 Pass-thru Certificate
 Series 1996-A2
  7.060% due 05/15/03                                       450            454
Union Planters Bank
  6.500% due 03/15/18                                       700            662
United Technologies Corp.
  8.750% due 03/01/21                                       445            518
US Bank National - Minnesota
  5.110% due 12/19/01 (c)                                 3,000          3,012
  5.625% due 11/30/05                                     1,000            941
USX Marathon Group
  8.500% due 03/01/23                                       930            988


                                                        Fixed Income I Fund  113

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                           PRINCIPAL    MARKET
                                                            AMOUNT      VALUE
                                                            (000)       (000)
                                                              $           $
                                                          ---------   ---------
Virginia Electric & Power Co.
   8.750% due 04/01/21                                          335         343
Wachovia Corp.
   6.700% due 06/21/04                                        1,250       1,256
   6.800% due 06/01/05                                          280         276
Wal-Mart Stores, Inc.
 Series 1994-B3
   8.800% due 12/30/14                                          360         430
Walt Disney Co.
 Series E (MTN)
   5.125% due 12/15/03                                          325         308
Waste Management, Inc.
   6.375% due 12/01/03                                          750         743
Wells Fargo & Co.
   6.875% due 04/01/06                                          500         501
Westdeutsche Landesbank NY
   6.050% due 01/15/09                                        5,000       4,663
Willamette Industries, Inc.
   7.850% due 07/01/26                                          750         770
Wisconsin Central Transportation Corp.
   6.625% due 04/15/08                                        1,190       1,130
World Financial Properties Tower
 Series 1996 WBF-B
   6.910% due 09/01/13                                        1,269       1,243
                                                                      ---------
                                                                        203,790
                                                                      ---------

EURODOLLAR BONDS - 1.9%
Australian Gas Light Co.
   6.400% due 04/15/08                                        1,350       1,268
Bear Stearns Cos., Inc. (MTN)
   5.551% due 03/18/05 (c)                                    2,000       1,977
Diageo Capital PLC
   6.625% due 06/24/04                                        1,250       1,244
Korea Development Bank
   7.125% due 09/17/01                                        2,000       1,976
Merita Bank, Ltd.
   7.150% due 12/29/49 (f)                                      250         248
   7.500% due 12/29/49 (f)                                      675         655
Merrill Lynch & Co. (MTN)
   5.150% due 10/01/03 (c)                                    5,250       5,222
Nationsbank Corp. (MTN)
   5.293% due 06/17/02 (c)                                    3,000       2,995
Ontario, Province of
   7.375% due 01/27/03                                          450         466
   5.500% due 10/01/08                                        1,325       1,219
SCL Term Aereo Santiago SA
   6.950% due 07/01/12                                        3,000       2,794
Skandinaviska Enskilda Banken
   8.125% due 09/06/49 (f)                                      375         366
                                                                      ---------
                                                                         20,430
                                                                      ---------

MORTGAGE-BACKED SECURITIES - 39.5%
ACLC Franchise Loan Receivables 1997
 Pass-thru Class A1
 Series 1997 Class A
   7.120% due 03/15/12                                          870         864
Capital Equipment Receivables Trust
 Series 1996-1 Class A4
   6.280% due 06/15/00                                          706         707
Chase Commercial Mortgage Securities Corp.
 Series 1997-1 Class E
   6.490% due 12/19/07 (c)                                    1,800       1,672
COMM Mortgage Trust
 Series 1999-1 Class A1
   6.145% due 02/15/08                                        4,917       4,822
Commercial Mortgage Acceptance Corp.
 Series 1997-ML1 Class A1
   6.500% due 11/15/04 (c)                                    1,285       1,283
 Series 1998-C2 Class A1
   5.800% due 03/15/06                                           18          18
DLJ Commercial Mortgage Corp.
 Series 1998-CF2 Class A1A
   5.880% due 11/12/31                                        1,108       1,070
 Series 1999-CG1 Class A1A
   6.080% due 08/10/08 (c)                                    1,511       1,474
Federal Home Loan Mortgage Corp. (d)
   6.500% 15 Year TBA                                         8,245       8,132
   6.000% 15 Year Gold TBA                                    6,195       5,990
   5.000% 30 Year TBA                                           380         376
   5.500% 30 Year TBA                                         6,570       6,250
   6.000% 30 Year TBA                                         1,205       1,133
   6.000% 30 Year Gold TBA                                    8,100       7,618
   6.500% 30 Year TBA                                         9,730       9,392
   6.500% 30 Year TBA                                         3,800       3,669
Federal Home Loan Mortgage Corp.
 Series K Class 5
   7.760% due 05/01/12                                        1,086       1,124
Federal Home Loan Mortgage Corp.
 Participation Certificate
   6.500% due 2003                                              300         299
   7.000% due 2003                                                9           9
   7.500% due 2007                                              157         159
   7.000% due 2008                                              313         315
   6.500% due 2009                                              316         313
   7.500% due 2009                                            1,092       1,113
   7.500% due 2009 (c)                                           95          97
   8.000% due 2009                                               99         102
   6.000% due 2010                                              214         208
   6.500% due 2010                                               65          65
   7.000% due 2010                                            1,541       1,552
   8.000% due 2010                                               50          51
   8.000% due 2010                                              326         336


114  Fixed Income I Fund

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                      PRINCIPAL      MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                          $             $
                                                     -----------   -----------
 6.000% due 2011                                           2,117         2,053
 7.000% due 2011                                             178           179
 7.500% due 2011                                              28            29
 6.000% due 2012                                             172           167
 7.500% due 2012                                             786           800
 6.000% due 2013                                           1,054         1,019
 12.000% due 2014                                            167           183
 9.000% due 2016                                             888           937
 12.500% due 2016                                             91           100
 9.000% due 2017                                              25            26
 9.000% due 2018                                           1,364         1,447
 9.000% due 2020                                             819           878
 6.500% due 2024                                           3,989         3,870
 7.500% due 2024                                             103           105
 8.000% due 2025                                           6,146         6,315
 8.500% due 2025                                             598           625
 9.000% due 2025                                             529           559
 7.500% due 2026                                              58            59
 9.000% due 2026                                              12            12
 7.000% due 2027                                             772           764
 8.500% due 2027                                           1,687         1,763
 6.500% due 2028                                             776           749
 7.000% due 2028                                             683           676
 7.500% due 2028                                             104           105
Federal Housing Authority
 Project 68
 7.430% due 06/27/21                                       1,186         1,208
Federal National Mortgage
 Association Pools
 7.000% due 1999                                             289           289
 7.500% due 1999 (c)                                          78            80
 7.500% due 1999                                           3,971         4,011
 7.000% due 2000                                             271           272
 8.000% due 2002                                             439           444
 7.000% due 2003                                             319           321
 7.500% due 2003                                             592           596
 8.000% due 2003                                             196           199
 6.500% due 2004                                             159           158
 8.000% due 2004                                              48            49
 8.000% due 2005                                              15            16
 7.200% due 2007                                             979         1,009
 6.500% due 2008                                             931           922
 6.500% due 2009                                           6,821         6,755
 6.500% due 2010                                             298           294
 10.500% due 2010                                              3             3
 6.500% due 2011                                             599           591
 8.000% due 2011                                             126           129
 6.500% due 2012                                             743           732
 7.000% due 2012                                              31            31
 7.500% due 2012                                             361           367
 6.000% due 2013                                              81            78
 6.500% due 2013                                           1,280         1,261
 7.000% due 2013                                             333           334
 5.500% due 2014                                           2,111         1,997
 6.000% due 2014                                           1,057         1,021
 6.500% due 2014                                           3,717         3,662
 7.500% due 2017                                              22            22
 8.000% due 2017                                              33            34
 9.000% due 2017                                             317           335
 6.500% due 2024                                           3,738         3,625
 7.500% due 2024                                           1,494         1,509
 8.000% due 2024                                           2,420         2,485
 8.500% due 2024                                             424           443
 7.000% due 2025                                           1,216         1,202
 8.500% due 2025                                           1,041         1,087
 9.000% due 2025                                           2,651         2,798
 7.000% due 2026                                           1,508         1,491
 8.500% due 2026                                           1,889         1,974
 7.000% due 2027                                           1,801         1,780
 7.500% due 2027                                           6,919         6,988
 9.000% due 2027                                              21            22
 6.000% due 2028                                           4,199         3,944
 6.500% due 2028                                           7,138         6,886
 7.000% due 2028                                           2,477         2,448
 7.500% due 2028                                           4,178         4,220
 6.000% due 2029 (g)                                      19,241        18,078
 6.500% due 2029                                           6,869         6,626
 7.000% due 2029                                           4,508         4,456
Federal National Mortgage Association (d)
 6.000% 15 Year TBA                                        4,680         4,521
 5.500% 30 Year TBA                                        5,000         4,516
 6.000% 30 Year TBA                                        5,315         4,993
 6.500% 30 Year TBA                                       35,500        34,246
 7.000% 30 Year TBA                                       12,000        11,861
 8.000% 30 Year TBA                                        3,470         3,564
Federal National Mortgage Association
 REMIC
 Series 1992-158 Class ZZ
 7.750% due 08/25/22                                         502           511
 Series 1997-55 Class ZA
 7.000% due 04/18/27                                       5,648         5,394
Federal National Mortgage Association
 - Aces
 6.250% due 01/25/08                                       1,250         1,215
 Series 1997-M5 Class B
 6.650% due 08/25/07                                       1,720         1,726
Federal National Mortgage Association
 Principal Only Strip
 Zero Coupon due 03/01/20                                    109            88


                                                         Fixed Income I Fund 115

FIXED INCOME I FUND

                                       JUNE 30, 1999 (UNAUDITED)

                                         PRINCIPAL     MARKET
                                          AMOUNT        VALUE
                                           (000)        (000)
                                             $            $
                                        -----------   ----------
First Union Commercial Mortgage Trust
 Series 1999-C1 Class A1
  5.730% due 10/15/35                     1,659         1,593
First Union Lehman Brothers
 Commercial Mortgage Trust
 Series 1997-C1 Class A3
  7.380% due 04/18/07                     1,670         1,689
 Series 1997-C1 Class C
  7.440% due 04/18/07                       950           958
First Union-Chase
 Commercial Mortgage
 Series 1999-C2 Class A1
  6.363% due 06/15/08                        24            24
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1999-C1 Class A1
  5.830% due 05/15/33                     3,240         3,104
 Series 1999-C2 Class A1
  6.570% due 09/15/33                     6,300         6,310
Government National Mortgage
 Association
  8.500% due 2005                            36            37
  6.500% due 2008                            77            77
  6.500% due 2009                           625           622
  6.500% due 2010                           142           141
  7.000% due 2011                           137           138
  9.000% due 2016                         1,170         1,247
  9.500% due 2016                           111           119
  8.000% due 2017                            69            71
  9.000% due 2017                         2,448         2,607
  9.000% due 2020                             5             5
 10.500% due 2020                           591           637
 10.500% due 2021                            65            70
  7.000% due 2022                           175           173
  8.500% due 2022                            41            43
  6.125% due 2023 (c)                     1,922         1,950
  6.500% due 2023                           729           705
  7.000% due 2023                         5,660         5,606
  7.500% due 2023                         5,753         5,816
  6.125% due 2024                         1,914         1,943
  7.000% due 2024                        10,537        10,428
  7.500% due 2024                         2,433         2,459
  8.000% due 2024                           932           960
  8.000% due 2025                           829           853
  6.500% due 2026                         3,411         3,289
  7.000% due 2026                           910           898
  6.500% due 2027                           117           112
  7.000% due 2027                           222           219
  6.000% due 2028                         4,803         4,474
  6.500% due 2028                         3,540         3,404
  7.000% due 2028                        11,634        11,477
  8.000% due 2028                           330           339
  8.500% due 2028                           542           568
  6.500% due 2029                         5,811         5,588
  7.000% due 2029                         7,913         7,807
Government National Mortgage
 Association (d)
  6.000% 30 Year TBA                      2,400         2,233
  6.500% 30 Year TBA                     16,670        16,023
  7.000% 30 Year TBA                     12,390        12,223
  8.000% 30 Year TBA                      7,920         8,138
Greenwich Capital Acceptance, Inc.
 Mortgage Pass-thru Certificate
 Series 1993 Class LB-1
  6.628% due 04/25/23 (c)                   340           340
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2A
  6.940% due 07/13/30                       380           385
 Series 1997-GL Class A2B
  6.860% due 07/13/30                     1,500         1,500
 Series 1998-GLII Class A1
  6.312% due 04/13/31 (c)                   992           978
Guaranteed Export Trust
 Series 1996-A
  6.550% due 06/15/04                       650           652
Housing Securities, Inc.
 Series 1994-2 Class A1
  6.500% due 07/25/09                       795           781
Merrill Lynch Mortgage Investors, Inc.
 Series 1995-C2 Class D
  7.945% due 06/15/21 (c)                   503           505
 Series 1996-C2 Class A1
  6.690% due 11/21/28                       503           505
 Series 1998-C3 Class A1
  5.650% due 12/15/30                     1,454         1,394
Morgan Stanley Capital I, Inc.
 Series 1999-FNV1 Class A2
  6.530% due 03/15/31                       930           896
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class A2B
  7.900% due 02/15/06                       950         1,015
Prudential Home Mortgage Securities Co.
 Series 1992-38 Class A8
  6.950% due 11/25/22                     1,640         1,569
 Series 1993-52 Class A1
  7.998% due 11/25/23 (c)                   507           511


116 Fixed Income I Fund

FIXED INCOME I FUND

                                       JUNE 30, 1999 (UNAUDITED)

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                           (000)         (000)
                                             $             $
                                        -----------     --------
Residential Accredited Loans, Inc.
 Series 1996-QS1 Class A4
 6.900% due 01/25/26                      2,223         2,125
Residential Funding Mortgage
 Securities I
 REMIC
 Series 1997-S17 Class A5
 7.000% due 11/25/27                      5,000         4,917
Resolution Trust Corp.
 Series 1994-C1 Class C
 8.000% due 06/25/26                      1,200         1,221
 Series 1995 - C1 Class D
 6.900% due 02/25/27                        900           870
Salomon Brothers Mortgage
 Securities VII, Inc.
 Mortgage Pass-thru Certificate
 Series 1994-16 Class A
 7.730% due 11/25/24 (d)                    671           681
Structured Asset Mortgage
 Investments, Inc.
 REMIC
 Series 1998-9 Class 1A3
 6.250% due 11/25/28                      5,000         4,554
Structured Asset Securities Corp.
 Series 1997-LLI Class A1
 6.790% due 06/12/04                      2,390         2,411
United States Department
 of Veteran Affairs
 REMIC
 Series 1992-1 Class 2-E
 7.750% due 03/15/16                        775           784
WFS Financial Owner Trust
 Series 1998-A Class A4
 5.950% due 05/20/03                      2,350         2,347
                                                 ------------
                                                      413,668
                                                 ------------

UNITED STATES GOVERNMENT
AGENCIES - 8.1%
Federal Home Loan Bank
 5.625% due 03/19/01                      9,400         9,378
 6.450% due 03/13/02                      2,625         2,631
 5.790% due 04/27/09                      3,980         3,741
Federal Home Loan Mortgage Corp.
 5.750% due 07/15/03                      3,075         3,036
Federal National Mortgage Association
 6.100% due 10/06/00 (MTN)                1,910         1,910
 6.250% due 11/20/02 (MTN)                1,955         1,944
 5.750% due 04/15/03                      2,975         2,942
 6.010% due 07/17/03 (MTN)                2,000         1,976
 5.125% due 02/13/04                      6,000         5,753
 5.875% due 04/23/04                        360           352
 7.780% due 09/29/06 (MTN)                  255           255
 6.940% due 03/19/07 (MTN)                1,550         1,544
 6.470% due 08/13/07 (MTN)                5,000         4,973
 6.900% due 08/21/07 (MTN)                3,650         3,632
 6.500% due 04/29/09                      2,825         2,732
 6.400% due 05/14/09                      3,000         2,907
 6.375% due 06/15/09                     13,710        13,594
 6.080% due 09/01/28 (MTN)                2,475         2,274
 6.250% due 05/15/29                        185           176
 6.210% due 08/06/38                      3,445         3,201
Government Backed Trust Certificates
 Class 1-C
 9.250% due 11/15/01                      1,121         1,171
 Series T-3
 9.625% due 05/15/02 (c)                    598           623
Resolution Funding Corp.
 8.875% due 07/15/20                      2,275         2,883
 8.625% due 01/15/21                        880         1,092
 8.625% due 01/15/30                        240           309
Tennessee Valley Authority
 Series A
 6.375% due 06/15/05                      3,260         3,273
 Series C
 6.000% due 03/15/13                      3,150         2,979
 Series E
 6.250% due 12/15/17                        640           615
 6.750% due 11/01/25                      3,320         3,307
                                                 ------------
                                                       85,203
                                                 ------------

UNITED STATES GOVERNMENT
TREASURIES - 17.8%
United States Treasury Bond
 Principal Strip
 8.875% due 02/15/19                      8,300         2,413
United States Treasury Bonds
 10.750% due 02/15/03                       555           644
 10.750% due 05/15/03                     1,740         2,036
 10.750% due 08/15/05                       610           758
 8.750% due 11/15/08                      2,225         2,457
 10.375% due 11/15/09                     2,130         2,544
 11.750% due 02/15/10                     1,760         2,229
 10.000% due 05/15/10                     2,365         2,817
 12.750% due 11/15/10                    14,490        19,534
 13.875% due 05/15/11                     3,365         4,818
 14.000% due 11/15/11                     1,590         2,326
 10.375% due 11/15/12                     3,300         4,205
 12.000% due 08/15/13                     6,385         8,965
 13.250% due 05/15/14                     2,670         4,055
 12.500% due 08/15/14                       415           611
 11.750% due 11/15/14                       200           285
 10.625% due 08/15/15                       465           669


                                                         Fixed Income I Fund 117

FIXED INCOME I FUND

                                       JUNE 30, 1999 (UNAUDITED)

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                           (000)         (000)
                                             $             $
                                        -----------     --------
 9.250% due 02/15/16                        785         1,022
 7.500% due 11/15/16                      5,250         5,917
 8.875% due 08/15/17                      9,740        12,443
 8.875% due 02/15/19                     13,395        17,265
 8.125% due 08/15/19                         70            85
 8.125% due 05/15/21 (g)                  6,500         7,916
 8.000% due 11/15/21                      8,650        10,430
 6.875% due 08/15/25                        945         1,024
 6.500% due 11/15/26                      1,680         1,745
 6.625% due 02/15/27  (g)                 2,350         2,482
 6.375% due 08/15/27                      7,930         8,126
United States Treasury Notes
 6.375% due 03/31/01                      4,240         4,301
 6.250% due 04/30/01                      8,600         8,709
 6.500% due 05/31/01                     13,020        13,248
 7.875% due 08/15/01                      3,655         3,822
 6.250% due 10/31/01                        395           401
 5.875% due 11/30/01                         75            75
 6.125% due 12/31/01                         85            86
 6.250% due 02/28/02                      1,200         1,218
 6.625% due 04/30/02                      4,190         4,301
 5.875% due 09/30/02                        275           277
 5.750% due 12/31/02                      5,585         5,579
 5.250% due 08/15/03                        360           354
 7.875% due 11/15/04                      2,260         2,472
 6.500% due 05/15/05                        210           216
 6.875% due 05/15/06                      5,145         5,417
 3.375% due 01/15/07                      1,864         1,787
 6.625% due 05/15/07                        425           443
 3.625% due 01/15/08                      4,228         4,107
                                                 ------------
                                                      186,634
                                                 ------------

YANKEE BONDS - 2.7%
Abbey National PLC
 6.700% due 06/29/49 (f)                  2,325         2,168
Abitibi-Consolidated, Inc.
 7.500% due 04/01/28                      2,125         1,921
African Development Bank
 9.750% due 12/15/03                        425           477
 6.750% due 10/01/04                        400           403
 6.875% due 10/15/15                        775           758
 8.800% due 09/01/19                        535           645
Asian Development Bank
 8.000% due 04/30/01                        295           305
 8.500% due 05/02/01                        295           308
 6.250% due 10/24/05                        400           398
Canadian National Railway Co.
 6.800% due 07/15/18                        555           518
Canadian Occidental Petroleum, Ltd.
 7.400% due 05/01/28                      1,050           954
Carter Holt Harvey, Ltd.
 8.875% due 12/01/04                        350           367
Diageo Capital PLC
 6.125% due 08/15/05                      2,200         2,124
Hydro Quebec
 Series GH
 8.250% due 04/15/26                        605           667
International American Development
 Bank
 6.950% due 08/01/26                        425           440
Korea Development Bank
 6.250% due 05/01/00                      2,000         2,032
 7.375% due 09/17/04                      2,000         1,942
Manitoba, Province of
 Series CD
 9.250% due 04/01/20                        335           419
National Westminster Bank PLC
 7.750% due 04/29/49 (f)                  2,225         2,210
New Brunswick, Province of
 7.125% due 10/01/02                        500           513
 9.750% due 05/15/20                        320           412
Newfoundland, Province of
 10.000% due 12/01/20                       150           195
Noranda Forest, Inc.
 6.875% due 11/15/05                        350           328
Nova Scotia, Province of
 9.125% due 05/01/21                        685           835
Quebec, Province of
 7.125% due 02/09/24                      1,145         1,115
Royal Caribbean Cruises, Ltd.
 7.250% due 03/15/18                      1,100         1,026
 7.500% due 10/15/27                        200           188
Saskatchewan, Province of
 6.625% due 07/15/03                        100           101
 8.000% due 07/15/04                      1,290         1,382
Trans-Canada Pipelines, Ltd.
 7.150% due 06/15/06                      1,000         1,004
Tyco International Group SA
 6.375% due 06/15/05                        800           783
United News & Media PLC
 7.250% due 07/01/04                      1,300         1,299
                                                 ------------
                                                       28,237
                                                 ------------

 TOTAL LONG-TERM INVESTMENTS
(cost $1,048,817)                                   1,033,118
                                                 ------------


118 Fixed Income I Fund

Fixed Income I Fund

                                                       June 30, 1999 (Unaudited)

                                                        NOTIONAL       MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                            $             $
                                                       -----------     --------
OPTIONS PURCHASED- 0.0%
United States Treasury 10 Year Notes (a)*
 Aug 99.37 Call                                          2,723            13
 Sept 96.73 Call                                         1,867            39
 Sept 97.19 Call                                         1,420            53
 Sept 98.13 Call                                         1,147            13
 Nov 100.11 Call                                         3,100            31
 Dec 90.58 Put                                           1,500            50
 Dec 90.66 Put                                           1,500            51
United States Treasury 30 Year Bonds (a)*
 Aug 100.41 Call                                         1,800             4
 Dec 90.16 Put                                           1,500            46
                                                                ------------

 TOTAL OPTIONS PURCHASED
(cost $400)                                                              300
                                                                ------------

                                                       NUMBER
                                                         OF
                                                       SHARES
                                                      ---------
PREFERRED STOCKS - 0.2%
Banco Bilbao Vizcaya
 International - ADR                                    10,000           266
Credit Lyonnais Capital S.C.A.-ADR                      40,000         1,020
Equity Office Property Trust
 Series B                                               27,800         1,186
                                                                ------------
 TOTAL PREFERRED STOCKS
(cost $2,759)                                                          2,472
                                                                ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                            $             $
                                                       -----------    --------
SHORT-TERM INVESTMENTS - 12.6%
Federal Home Loan Mortgage
 Discount Note
 4.860% due 08/12/99 (b)(e)                              2,075         2,063
Federal National Mortgage Association
 Discount Note
 4.790% due 07/08/99 (b)(e)                              1,825         1,824
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                                     127,527       127,527
                                                                ------------
 TOTAL SHORT-TERM INVESTMENTS
(cost $131,414)                                                      131,414
                                                                ------------

TOTAL INVESTMENTS - 111.5%
(identified cost $1,183,390)                                       1,167,304

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN  - (11.5%)                           (120,182)
                                                                ------------

NET ASSETS - 100.0%                                                1,047,122
                                                                ============


*   $100,000 notional amount represents 1 contract.
(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Adjustable or floating rate security.
(d) Forward commitment.
(e) Rate noted is yield-to-maturity.
(f) Perpetual floating rate note.
(g) Held as collateral in connection with options written by the Fund.


Abbreviations:
ADR - American Depositary Receipt
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security



See accompanying notes which are an integral part of the financial statements.


                                                         Fixed Income I Fund 119

FIXED INCOME I FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                       NOTIONAL          MARKET
                                                        AMOUNT            VALUE
                                                         (000)            (000)
                                                           $                $
                                                       --------         --------
OPTIONS WRITTEN

Federal National Mortgage Association**
  Aug 95.78 Call                                          4,700                6
  Aug 95.95 Call                                          3,175                4
  Sept 94.20 Call                                         2,475               17
  Sept 94.47 Call                                         1,700                8
  Sept 96.06 Call                                         2,800               22
United States Treasury 10 Year Notes*
  Nov 102.62 Call                                         3,100               14
  Nov 96.09 Put                                           3,100               41
  Dec 97.88 Put                                           2,800               64
  Dec 97.95 Put                                           2,800               65
  Dec 98.08 Put                                           2,800               67
United States Treasury 30 Year Bonds*
  Feb 104.36 Call                                         2,000                1
  Jul 105.25 Call                                         2,800               --
  Feb 93.80 Put                                           2,000               70
  Feb 93.84 Put                                           2,000               70
                                                                        --------
Total Liability for Options Written
  (premiums received $492)                                                   449
                                                                        ========

*  $100,000 notional amount represents 1 contract.
** Represents 1 OTC contract


See accompanying notes which are an integral part of the financial statements.

120  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $1,183,390)................  $ 1,167,304
Cash..............................................................          776
Receivables:
 Dividends and interest...........................................       11,321
 Investments sold.................................................       29,581
 Fund shares sold.................................................        1,124
                                                                    ------------

   Total Assets...................................................    1,210,106

LIABILITIES
Payables:
 Investments purchased (regular settlement)...........  $   16,709
 Investments purchased (delayed settlement)...........     145,023
 Fund shares redeemed.................................         470
 Accrued fees to affiliates...........................         277
 Other accrued expenses...............................          56
Options written, at market value (premiums
 received $492).......................................         449
                                                        ----------

   Total Liabilities..............................................      162,984
                                                                    ------------

NET ASSETS........................................................  $ 1,047,122
                                                                    ============


NET ASSETS CONSIST OF:
Undistributed net investment income...............................  $    14,951
Accumulated net realized gain (loss)..............................       (6,996)
Unrealized appreciation (depreciation) on:
 Investments......................................................      (16,086)
 Options written..................................................           43
Shares of beneficial interest.....................................          496
Additional paid-in capital........................................    1,054,714
                                                                    ------------

NET ASSETS........................................................  $ 1,047,122
                                                                    ============

NET ASSET VALUE, offering and redemption price per share:
 Class E ($25,934,879 divided by 1,229,142 shares of $.01 par
   value shares of beneficial interest outstanding)...............  $     21.10
                                                                    ============
 Class I ($1,021,186,679 divided by 48,391,798 shares of $.01
   par value shares of beneficial interest outstanding)...........  $     21.10
                                                                    ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Fixed Income I Fund  121

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Interest.........................................................  $    28,605
 Dividends from Money Market Fund.................................        2,609
 Dividends........................................................          332
                                                                    ------------

   Total Investment Income........................................       31,546

EXPENSES
 Advisory fees........................................  $    1,207
 Administrative fees..................................         252
 Custodian fees.......................................         205
 Transfer agent fees..................................         177
 Professional fees....................................          23
 Registration fees - Class I..........................          52
 Shareholder servicing fees - Class E.................           8
 Trustees' fees.......................................           3
 Miscellaneous........................................          34
                                                        ----------

   Total Expenses.................................................        1,961
                                                                    ------------

Net investment income.............................................       29,585
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments..........................................      (9,172)
 Options written......................................         251       (8,921)
                                                        ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments..........................................     (36,552)
 Options written......................................           3      (36,549)
                                                        ----------  ------------

Net realized and unrealized gain (loss)...........................      (45,470)
                                                                    ------------

Net increase (decrease) in net assets resulting from operations...  $   (15,885)
                                                                    ============

See accompanying notes which are an integral part of the financial statements.

122  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                             FOR THE SIX MONTHS       FOR THE YEAR
                                                                             ENDED JUNE 30, 1999         ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 1998
                                                                             -------------------    -----------------
OPERATIONS
 Net investment income ...................................................   $            29,585    $          54,878
 Net realized gain (loss) ................................................                (8,921)              19,960
 Net change in unrealized appreciation (depreciation).....................               (36,549)              (1,058)
                                                                             -------------------    -----------------

   Net increase (decrease) in net assets resulting from operations........               (15,885)              73,780
                                                                             -------------------    -----------------

DISTRIBUTIONS
 From net investment income
   Class I ...............................................................               (14,634)             (55,645)
 From net realized gain on investments
   Class I ...............................................................                    --               (9,092)
 In excess of net realized gain on investments
   Class I ...............................................................                  (859)                  --
                                                                             -------------------    -----------------

     Net decrease from distributions .....................................               (15,493)             (64,737)
                                                                             -------------------    -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ...........               100,009              171,196
                                                                             -------------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................                68,631              180,239

NET ASSETS
 Beginning of period .....................................................               978,491              798,252
                                                                             -------------------    -----------------
 End of period (including undistributed net investment income of
   $14,951 at June 30, 1999) .............................................   $         1,047,122    $         978,491
                                                                             ====================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                        Fixed Income I Fund  123

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $    21.25
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d) ........................................         .13
 Net realized and unrealized gain (loss) on investments ...........        (.28)
                                                                     ----------

   Total Income From Investment Operations ........................        (.15)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD ....................................  $    21.10
                                                                     ==========


TOTAL RETURN (%)(a) ...............................................       (0.71)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) .......................      25,935

 Ratios to average net assets (%)(b):
   Operating expenses .............................................          --
   Net investment income ..........................................          --

 Portfolio turnover rate (%)(c) ...................................      147.23


* For the period May 14, 1999 (commencement of operations) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) These ratios for the period ended June 30, 1999 are not meaningful due to the Class's short period of operation.
(c) The ratio for the period ended June 30, 1999 is annualized.
(d) Average month-end shares outstanding were used for this calculation.


124  Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------

                                                                 1999*       1998       1997         1996        1995        1994
                                                              ---------   ---------    --------   ----------   ---------   --------

NET ASSET VALUE, BEGINNING OF PERIOD .......................  $   21.76   $   21.51    $  20.99   $    21.59   $   19.59   $  21.74
                                                              ---------   ---------    --------   ----------   ---------   --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d) .................................        .63        1.32        1.37         1.38        1.42       1.46
 Net realized and unrealized gain (loss) on investments.....       (.96)        .45         .54         (.62)       2.02      (2.06)
                                                              ---------   ---------    --------   ----------   ---------   --------

   Total Income From Investment Operations .................       (.33)       1.77        1.91          .76        3.44       (.60)
                                                              ---------   ---------    --------   ----------   ---------   --------

DISTRIBUTIONS
 From net investment income ................................       (.31)      (1.31)      (1.39)       (1.36)      (1.44)     (1.44)
 From net realized gain on investments .....................       (.02)       (.21)         --          --           --       (.11)
                                                              ---------   ---------    --------   ----------   ---------   --------

   Total Distributions .....................................       (.33)      (1.52)      (1.39)       (1.36)      (1.44)     (1.55)
                                                              ---------   ---------    --------   ----------   ---------   --------

NET ASSET VALUE, END OF PERIOD .............................  $   21.10   $   21.76    $  21.51   $    20.99   $   21.59   $  19.59
                                                              =========   =========    ========   ==========   =========   ========

TOTAL RETURN (%)(a)(c) .....................................      (1.56)       8.37        9.42         3.75       18.03      (2.97)


RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ................  1,021,187     978,491     798,252      662,899     638,317    496,038

 Ratios to average net assets (%)(b)(c):
   Operating expenses.......................................        .39         .39         .42          .42         .35       .10
   Net investment income....................................       5.86        6.03        6.54         6.57        6.82      7.06

 Portfolio turnover rate (%)(b)  ...........................     147.23      226.70      165.81       147.31      138.05    173.97

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                        Fixed Income I Fund  125

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

                                   JUNE 30, 1999 (UNAUDITED)

                                           PRINCIPAL       MARKET
                                             AMOUNT         VALUE
                                              (000)         (000)
                                                $             $
                                          -----------     ---------
LONG-TERM INVESTMENTS - 103.0%
ASSET-BACKED SECURITIES - 4.3%
American Express Credit Account
  Master Trust
  Series 1997-1, Class A
    6.400% due 04/15/05                           850           853
Cityscape Home Equity Loan Trust
  Pass-thru Certificate
  Series 1996-2 Class A2
    7.200% due 04/25/11                           227           229
Contimortgage Home Equity Loan Trust
  Series 1996-4 Class A8
    7.220% due 01/15/28                           315           315
Delta Funding Home Equity Loan Trust
  Series 1998-4 Class A4F
    6.340% due 04/15/26                         1,250         1,192
First Plus Home Loan Trust
  Step Up Bond
  Series 1998-5 Class A3
    6.060% due 09/10/11 (b)                     5,000         4,969
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                            40            40
Green Tree Financial Corp.
  Series 1995-6 Class A3
    6.650% due 09/15/26                             6             6
  Series 1998-2 ClassM1
    6.940% due 02/01/30                         1,650         1,568
  Series 1998-6 Class M1
   6.630% due 06/01/30 (b)                      1,700         1,601
  Series 1998-8 Class B1
   7.690% due 09/01/30                          1,875         1,801
Green Tree Recreational, Equipment
  & Consumer Loan Trust
  Series 1998-B Class A3
    6.050% due 10/15/10                           750           752
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
    8.040% due 11/25/24 (b)                        54            54
New Century Home Equity Loan Trust
  Series 1997-NC6 Class A4
    6.730% due 07/25/22                           260           260
Peco Energy Transition Trust
  Series 1999-A Class A6
    6.050% due 03/01/09                           500           479
  Series 1999-A Class A7
    6.130% due 03/01/09                         1,010           960
Student Loan Marketing Association
  Series 1997-3 Class A1
    5.110% due 04/25/06 (b)                     2,160         2,149
Student Loan Marketing Association
  Loan Trust
  Series 1996-4, Class A1
    4.990% due 07/25/04 (b)                     2,106         2,097
UCFC Home Equity Loan
  Series 1996-B1 Class A7
    8.200% due 09/15/27                           270           278
UCFC Home Equity Loan Trust
  Series 1998-A Class A7
    6.870% due 07/15/29                           280           275
Vanderbilt Mortgage Finance
  Series 1998-C Class 1A6
    6.750% due 10/07/28                         1,000           917
                                                          ---------
                                                             20,795
                                                          ---------
CORPORATE BONDS AND NOTES - 31.9%
A.H. Belo Corp.
    6.875% due 06/01/02                           850           850
Adelphia Communications Corp.
    9.250% due 10/01/02                           175           177
    8.375% due 02/01/08                           100            96
  Series B
    8.375% due 02/01/08                           200           192
Ahold Finance USA, Inc.
    6.250% due 05/01/09                           350           330
    6.875% due 05/01/29                           425           394
AK Steel Corp.
    7.875% due 02/15/09                           125           120
Allied Waste North America, Inc.
  Series B
    7.875% due 01/01/09                           265           246
American Airlines, Inc.
    9.710% due 01/02/07 (a)                       299           317
  Series 90-P
    10.600% due 03/04/09                        1,013         1,224
American General Institutional Capital
  Series B
    8.125% due 03/15/46                         1,045         1,102
American Standard Co.
    7.375% due 04/15/05                         1,550         1,480
AmeriServe Food Distribution, Inc.
    8.875% due 10/15/06                           100            91
AMR Corp.
    9.950% due 03/07/01 (MTN)                   1,000         1,051
Amresco, Inc.
  Series 98-A
    9.875% due 03/15/05                           575           443
Aramark Corp.
    6.750% due 08/01/04                         1,365         1,315
Archibald Candy Corp.
    10.250% due 07/01/04                          225           225

126 Fixed Income III Fund

FIXED INCOME III FUND


                                          JUNE 30, 1999 (UNAUDITED)

                                           Principal       Market
                                             Amount         Value
                                              (000)         (000)
                                                $             $
                                          -----------      --------
AT&T Capital Corp. (MTN)
    6.410% due 08/13/99                           290           290
    6.470% due 12/03/99                           400           401
    6.480% due 12/03/99                         1,050         1,054
Banesto Delaware, Inc.
    8.250% due 07/28/02                         1,000         1,039
Bank of America Corp.
    5.175% due 03/05/01 (MTN)(b)                5,000         4,990
Bank United Corp.
    8.875% due 05/01/07                         1,050         1,045
Bay View Capital Corp.
    9.125% due 08/15/07                           595           559
Beaver Valley Funding Corp.
    9.000% due 06/01/17                         1,295         1,421
BellSouth Capital Funding Corp.
    6.040% due 11/15/26 (a)                       600           601
Beneficial Corp.
    5.559% due 04/02/02 (MTN)(b)                2,000         2,001
Building Materials Corp.
    8.000% due 10/15/07                         1,325         1,259
Chancellor Media Corp.
Charter Communications Holdings LLC
    8.250% due 04/01/07 (b)                       575           548
    8.625% due 04/01/09 (b)                       110           106
  Step Up Bond
    8.000% due 11/01/08                            90            88
  Zero Coupon due 04/01/11 (b)                    100            62
Chase Manhattan Corp.
    6.750% due 09/15/06 (MTN)                     230           229
    7.250% due 06/01/07                           190           194
    6.375% due 04/01/08                           110           105
Chase Manhattan Corp. New
    6.500% due 08/01/05                           100            99
Circus Circus Enterprise, Inc.
    9.250% due 12/01/05                           220           223
Citicorp
    5.090% due 08/13/02 (MTN)(b)                2,000         1,996
    6.375% due 11/15/08 (MTN)                     800           759
Classic Cable, Inc.
    9.875% due 08/01/08                            85            88
Cleveland Electric Illumination Co.
    7.430% due 11/01/09                           230           228
Coastal Corp.
    6.200% due 05/15/04                         1,000           977
Colonial Realty LP
    7.500% due 07/15/01                           825           826
Columbia/HCA Healthcare Corp.
    8.020% due 08/05/02 (MTN)                   2,000         1,951
    8.360% due 04/15/24                           330           310
Conmed Corp.
    9.000% due 03/15/08                           300           300
Connecticut Light & Power Co.
    7.750% due 06/01/02                           175           179
    7.875% due 10/01/24                           855           892
Conseco Finance Trust III
    8.796% due 04/01/27                           675           617
Conseco Financing Trust II
    8.700% due 11/15/26                           800           721
Continental Airlines, Inc.
    9.500% due 12/15/01                         1,295         1,350
Crescent Real Estate Equities
    6.625% due 09/15/02                           850           777
    7.125% due 09/15/07                           925           795
Crown Central Petroleum Corp.
    10.875% due 02/01/05                           85            82
CSC Holdings, Inc.
    7.875% due 12/15/07                           585           586
    7.250% due 07/15/08                           305           291
    7.625% due 07/15/18                         1,000           928
Delco Remy International, Inc.
    10.625% due 08/01/06                          120           124
Deutsche Bank Capital Funding Trust I
    7.872% due 12/29/49 (b)                       700           674
Dresdner Funding Trust I
    8.151% due 06/30/31                           275           272
Dresser Industries, Inc.
    7.600% due 08/15/96                           780           787
Echostar DBS Corp.
    9.250% due 02/01/06                           230           234
EOP Operating, LP
    6.500% due 01/15/04                           975           950
EOP Operating, Ltd.
    6.376% due 02/15/02                           550           542
ERAC USA Finance Co.
    6.350% due 01/15/01 (MTN)                     800           795
Exide Corp.
    2.900% due 12/15/05                           625           380
Extendicare Health Services, Inc.
    9.350% due 12/15/07                           900           671
First Republic Bancorp
    7.750% due 09/15/12                           700           653
First Security Corp.
    5.875% due 11/01/03                         3,500         3,364
Fleet Credit Card, LLC
    6.450% due 10/30/00                           825           828
Ford Motor Credit Co.
    5.316% due 03/05/01 (MTN)(b)                5,000         5,008
    5.800% due 01/12/09                         1,290         1,179
Fox/Liberty Networks, LLC
    8.875% due 08/15/07                           840           874
Fred Meyer, Inc.
    7.375% due 03/01/05                           275           279

                                                       Fixed Income III Fund 127

FIXED INCOME III FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        -----------     --------
Fugi JGB Investment LLC
  9.870% due 12/31/49 (e)                                    2,070         1,801
Global Crossings Holdings, Ltd.
  9.625% due 05/15/08                                          750           810
Golden State Holdings
  7.125% due 08/01/05                                        1,175         1,134
Goldman Sachs Group
  5.278% due 02/22/02 (MTN)(b)                               5,000         5,005
Granite Broadcasting Corp.
  8.875% due 05/15/08                                          150           146
Grove Holdings, LLC Step Up Bond
 Zero Coupon due 05/01/09 (b)                                  250            75
Grove Worldwide, LLC
  9.250% due 05/01/08                                          150           135
GS Escrow Corp.
  7.000% due 08/01/03                                        1,725         1,688
GTE Corp.
  6.840% due 04/15/18                                          435           415
  6.940% due 04/15/28                                          480           454
GTE North, Inc.
  6.900% due 11/01/08                                          165           166
Gulf States Steel
 13.500% due 04/15/03                                           60            11
Haven Capital Trust I
 10.460% due 02/01/27                                          200           188
Hayes Lemmerz International, Inc.
 11.000% due 07/15/06                                           40            43
  8.250% due 12/15/08                                          160           152
Health Care REIT, Inc.
  7.625% due 03/15/08                                          725           689
HMH Properties, Inc.
 Series C
  8.450% due 12/01/08                                          150           142
Hollywood Park, Inc.
 Series B
  9.500% due 08/01/07                                          120           119
Horseshoe Gaming Holding
  8.625% due 05/15/09                                          895           866
IMC Global, Inc.
  7.400% due 11/01/02                                          800           807
  7.625% due 11/01/05                                          800           814
Imperial Capital Trust I
 Series B
  9.980% due 12/31/26                                          250           242
Integrated Health Services, Inc.
  5.750% due 01/01/01                                          250           161
Intermedia Communications, Inc.
 Series B
  8.500% due 01/15/08                                          140           128
Interpool Capital Trust
 Series B
  9.875% due 02/15/27                                          500           448
ITC Deltacom, Inc.
 11.000% due 06/01/07                                          120           129
ITT Corp.
  6.250% due 11/15/00                                        3,000         2,933
Jackson Products, Inc.
  9.500% due 04/15/05                                          200           197
James Cable Partners, LP
 10.750% due 08/15/04                                          180           187
K Mart Corp.
  7.820% due 01/02/02 (MTN)                                    700           691
  7.840% due 01/02/02 (MTN)                                    800           790
  7.770% due 07/02/02 (MTN)                                    700           685
  7.470% due 07/31/02 (MTN)                                    400           388
  9.780% due 01/05/20                                          800           820
Kaufman and Broad Home Corp.
  7.750% due 10/15/04                                          325           323
Lear Corp.
  7.960% due 05/15/05                                        1,525         1,475
Lehman Brothers Holdings, Inc.
  6.625% due 04/01/04                                        1,440         1,403
  7.625% due 06/01/06                                          450           462
 Series E
  5.900% due 04/02/02 (MTN)(b)                               3,000         3,017
 Series F
  7.000% due 05/15/03 (MTN)                                    470           467
Level 3 Communications, Inc.
  9.125% due 05/01/08                                          340           334
Long Island Savings Bank
  7.000% due 06/13/02                                          500           502
Lyondell Chemical Co.
  9.625% due 05/01/07                                           70            72
  9.875% due 05/01/07                                           70            72
MCI WorldCom, Inc.
  6.125% due 04/15/02 (b)                                      605           601
  8.875% due 01/15/06                                          900           958
  7.750% due 04/01/07                                        1,050         1,100
McLeodUSA, Inc.
  8.375% due 03/15/08                                          750           703
  8.125% due 02/15/09                                        1,015           939
Merck & Co., Inc.
 Series B
  5.760% due 05/03/37 (MTN)                                  2,410         2,415
Merita Bank, Ltd.
  7.150% due 12/29/49 (e)                                    1,200         1,192
Merrill Lynch & Co., Inc.
  6.375% due 10/15/08                                        2,000         1,908
  6.875% due 11/15/18                                          430           403


128  Fixed Income III Fund

FIXED INCOME III FUND

                                                       JUNE 30,1999 (UNAUDITED)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        ----------      --------
Metromedia Fiber Network
 10.000% due 11/15/08                                           95            98
Metromedia Fiber Network, Inc.
 Series B
 10.000% due 11/15/08                                           50            51
MMI Capital Trust I
 Series B
  7.625% due 12/15/27                                        1,300         1,073
Morgan Stanley Dean Witter
 Series C
  5.820% due 06/19/00 (MTN)(b)                               3,000         2,977
Motors and Gears, Inc.
 Series D
 10.750% due 11/15/06                                          275           278
Natexix Ambs Co., LLC
 Series A
  8.440% due 12/29/49 (e)                                      400           382
National Westminster Bank
  9.375% due 11/15/03                                          260           287
News America, Inc.
  7.625% due 11/30/28                                        1,200         1,150
Nextel Communications, Inc.
  9.750% due 08/15/04                                        1,275         1,294
  9.950% due 02/15/08                                          305           210
 Step Up Bond
 Zero Coupon due 01/15/04 (b)                                  140           142
 Zero Coupon due 09/15/07 (b)                                  475           344
NEXTLINK Communications, Inc.
  9.625% due 10/01/07                                           65            63
 10.750% due 11/15/08                                        1,155         1,187
 Step Up Bond
 Zero Coupon due 06/01/09 (b)                                2,750         1,605
 Zero Coupon due 04/15/08 (b)                                  575           345
Niagara Mohawk Power Corp.
  8.750% due 04/01/22                                          430           458
 Series B
  7.000% due 10/01/00                                        3,000         3,011
Norfolk Southern Corp.
  7.700% due 05/15/17                                          440           452
  7.050% due 05/01/37                                          890           904
 Series A
  7.400% due 09/15/06 (MTN)                                    230           236
North Atlantic Energy Corp.
 Series A
  9.050% due 06/01/02                                          644           662
Northwest Airlines Inc.
  7.625% due 03/15/05                                        2,080         1,903
Ocwen Capital Trust
 10.875% due 08/01/27                                          500           390
Ocwen Federal Bank
 12.000% due 06/15/05                                          325           319
Ocwen Financial Corp.
 11.875% due 10/01/03                                          650           626
Optel, Inc.
 Series B
 11.500% due 07/01/08                                          350           247
Oxford Automotive, Inc.
 10.125% due 06/15/07                                           40            39
 Series D
 10.125% due 06/15/07                                           50            50
Paging Network, Inc.
  8.875% due 02/01/06                                          110            75
 10.125% due 08/01/07                                          155           113
 10.000% due 10/15/08                                          720           497
Paine Webber Group, Inc.
  6.450% due 12/01/03                                          400           390
  6.375% due 05/15/04                                          350           340
Pantry, Inc.
 10.250% due 10/15/07                                          215           219
Pathmark Stores
  9.625% due 05/01/03                                           90            92
Paxson Communications Corp.
 11.625% due 10/01/02                                          450           465
Premier Parks, Inc.
 Step Up Bond,
 Zero Coupon due 04/01/08 (b)                                  350           232
Prime Succession Acquisition Co.
 10.750% due 08/15/04                                          400           331
Providian Capital I
 Series A
  9.525% due 02/01/27                                          250           236
Prudential Insurance Co. of America
  6.875% due 04/15/03                                          700           702
  6.375% due 07/23/06                                          235           229
Psinet, Inc.
 11.500% due 11/01/08                                          125           131
Public Service Co. New Mexico
  7.100% due 08/01/05                                          500           493
PX Escrow Corp.
 Step Up Bond
 Zero Coupon due 02/01/06 (b)                                1,225           747
Qwest Communications International, Inc.
  7.250% due 11/01/08                                          170           166
Regal Cinemas, Inc.
  9.500% due 06/01/08                                          225           212
Republic Services, Inc.
  7.125% due 05/15/09                                          250           244
Revlon Worldwide
 Series B
 Zero Coupon due 03/15/01 (b)                                2,275         1,519
Rose Hills Corp.
  9.500% due 11/15/04                                          475           429


                                                      Fixed Income III Fund  129

FIXED INCOME III FUND

                                                     JUNE 30, 1999 (UNAUDITED)

                                                       PRINCIPAL     MARKET
                                                        AMOUNT        VALUE
                                                        (000)         (000)
                                                          $             $
                                                     ----------    ----------
Salomon Smith Barney Holdings
  7.980% due 03/01/00                                       325           330
Seagate Technology, Inc.
  7.450% due 03/01/37                                       680           632
Simon Debartolo Group LP
  6.625% due 06/15/03                                       425           416
Simon Debartolo Group LP
  6.750% due 07/15/04                                       875           853
Societe Generale
  7.850% due 04/29/49 (e)                                   300           294
Societe Generale Real Estate Co. LLC
 Series A
  7.640% due 12/29/49 (e)                                   175           165
Spieker Properties, LP
  6.950% due 12/15/02                                       500           496
  6.800% due 05/01/04                                       500           489
Summit Properties Partnership
  7.200% due 08/15/07                                       575           536
TCI Communications, Inc.
  5.985% due 09/11/00 (MTN)(b)                            2,000         1,993
  6.340% due 02/01/02                                       495           496
  6.375% due 05/01/03                                        40            40
  9.650% due 03/31/27                                       590           668
Tenet Healthcare Corp.
  7.875% due 01/15/03                                        50            49
  6.000% due 12/01/05                                     1,250           959
  7.625% due 06/01/08                                       250           236
Time Warner, Inc.
  7.975% due 08/15/04                                       375           392
  8.110% due 08/15/06                                     1,225         1,284
  8.180% due 08/15/07                                       750           792
  7.480% due 01/15/08                                        45            46
  8.050% due 01/15/16                                       865           899
  6.850% due 01/15/26                                     1,700         1,690
Tokai Preferred Capital Co. LLC
  9.980% due 12/29/49 (b)                                 1,500         1,380
Toledo Edison Co.
  8.700% due 09/01/02                                       500           514
Toll Brothers Corp.
  7.750% due 09/15/07                                     1,200         1,149
Trenwick Capital Trust I
  8.820% due 02/01/37                                       575           522
Tricon Global Restaurants, Inc.
  7.450% due 05/15/05                                       775           773
TV Guide, Inc.
  8.125% due 03/01/09                                       220           208
TXU Electric Capital V
  8.175% due 01/30/37                                       710           715
U.S. Bancorp
 Series J
  6.000% due 05/15/04 (MTN)                                 775           754
Union Planters Bank
  6.500% due 03/15/18                                       400           378
United Companies Financial Corp.
  8.375% due 07/01/05                                       575            29
United Technologies Corp.
  8.875% due 11/15/19                                       170           199
US Air, Inc.
  9.625% due 02/01/01                                       900           919
USF&G Corp.
  8.375% due 06/15/01                                       250           259
Valero Energy
  6.750% due 12/15/02                                       695           679
Walt Disney Co.
 Series E
  5.125% due 12/15/03 (MTN)                                 825           785
Waste Management, Inc.
  6.875% due 05/15/09                                       500           487
Webster Capital Trust I
  9.360% due 01/29/27                                       225           226
Wellsford Residential Property Trust
  9.375% due 02/01/02                                       475           505
Wheeling-Pittsburgh Corp.
  9.250% due 11/15/07                                       175           169
                                                                   ----------
                                                                      153,089
                                                                   ----------

EURODOLLAR BONDS - 7.8%
Amvescap PLC
  6.600% due 05/15/05                                       675           649
Argentina, Republic of
  11.447% due 04/10/05 (b)                                2,370         2,109
 Series 10
  5.688% due 04/01/00                                       167           166
 Series L
  5.938% due 03/31/05 (b)                                 1,460         1,243
Auxiliaire Credit Foncier
  5.000% due 09/25/02 (b)                                   915           864
Citicorp
  5.050% due 06/27/02 (MTN)                               3,000         2,988
Credit Lyonnais
  5.063% due 07/10/00 (b)                                 4,000         3,980
  6.438% due 09/19/49 (e)                                 1,040           959
Ford Motor Credit Co. (b)
  5.125% due 01/17/02                                     1,500         1,494
  5.813% due 02/13/03                                     2,000         1,990
Household Bank Nevada NA
  5.188% due 10/22/03 (MTN)(b)                            4,000         3,980
Korea Electric Power Corp.
  6.375% due 12/01/03                                       150           140
Morgan Stanley Dean Witter
  5.287% due 03/11/03 (MTN)(b)                            2,000         1,993


130  Fixed Income III Fund

FIXED INCOME III FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                         ----------     --------
Nacional Financiera SNC
  8.000% due 06/19/00                                          420           421
Okobank
  6.450% due 10/29/49 (b)                                       50            50
 Series E
  5.599% due 09/29/49 (MTN)                                    700           703
Philippines, Republic of
  9.875% due 01/15/19                                          580           568
Poland, Republic of
 Step-Up Bond
  4.000% due 10/27/14 (b)                                      330           290
  5.000% due 10/27/14 (b)                                    2,810         2,473
SCL Term Aereo Santiago SA
  6.950% due 07/01/12                                        2,000         1,862
Skandinaviska Enskilda Banken (e)
  6.625% due 03/29/49 (MTN)(b)                                 790           778
  7.500% due 03/29/49                                           45            42
  8.125% due 09/06/49                                          475           463
  6.500% due 12/29/49                                        1,890         1,798
Sumitomo Bank International Finance NV
  8.500% due 06/15/09                                          390           391
Telefonica De Argentina SA
  9.125% due 05/07/08                                          650           571
United Mexican States
  6.250% due 12/31/19                                        4,005         2,954
Venezuela, Republic of
  9.250% due 09/15/27                                        2,090         1,361
                                                                        --------
                                                                          37,280
                                                                        --------

MORTGAGE-BACKED SECURITIES - 49.2%
Bear Stearns Mortgage Securities Inc.
 Series 1998-2 Class B
  6.750% due 04/30/30 (b)                                    1,522         1,491
Chase Commercial Mortgage
 Securities Corp.
 Series 1997-2 Class D
  6.600% due 12/19/07                                        1,325         1,229
Commercial Mortgage Asset Trust
 Series 1999-C1 Class A3
  6.640% due 09/17/10                                        1,740         1,680
DLJ Mortgage Acceptance Corp.
 Series 1996-CF2 Class A1B
  7.290% due 11/12/21                                        1,525         1,543
Federal Home Loan Mortgage Corp.
  6.000% 30 Year TBA Gold (d)                                3,200         3,010
  6.500% 30 Year TBA Gold (d)                                8,270         7,984
 Series 1037, Class Z
  9.000% due 02/15/21                                          838           877
 Series 2006 Class B
  6.500% due 08/15/23                                        5,348         5,343
Federal Home Loan Mortgage Corp.
 Participation Certificate
  7.000% due 2009                                              315           317
  8.500% due 2017                                              688           723
  8.500% due 2025                                              399           417
  7.500% due 2026                                                1             1
  8.500% due 2027                                            1,961         2,049
Federal National Mortgage Association
  6.000% 15 Year TBA (d)                                     6,515         6,293
  6.500% 15 Year TBA (d)                                     3,350         3,301
  6.000% 30 Year TBA (d)                                    16,600        15,594
  6.500% 30 Year TBA (d)                                     7,725         7,452
  6.500% 30 Year TBA (d)                                    14,185        13,684
  7.000% 30 Year TBA (d)                                     7,150         7,067
  8.000% 30 Year TBA (d)                                    14,525        14,920
  6.000% due 2003                                              201           198
 10.000% due 2005                                              149           157
  6.500% due 2014                                            4,336         4,273
  6.325% due 2024 (b)                                           59            59
  9.000% due 2025                                            1,413         1,491
  7.718% due 2026 (b)                                        2,625         2,691
  6.000% due 2029                                           13,915        12,918
  6.000% due 2029 (f)                                        3,014         3,014
  6.500% due 2029                                            5,088         4,908
 Series 1997-77 Class G
  6.500% due 05/18/23                                        2,671         2,664
 Zero Coupon due 02/25/23                                      850           540
Federal National Mortgage Association
 REMIC
 Series 1992-10, Class ZD
  8.000% due 11/25/21                                        1,806         1,837
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1997-C1 Class A2
  6.850% due 09/15/06 (b)                                      200           202
 Series 1998-C2 Class A1
  6.150% due 11/15/07                                        1,910         1,865
Government National Mortgage Association
  6.000% 30 Year TBA (d)                                     1,450         1,355
  6.500% 30 Year TBA (d)                                    41,930        40,308
  8.000% 30 Year TBA (d)                                     5,675         5,829
  9.000% due 2017                                            2,895         3,083
  6.125% due 2023 (b)                                          577           585
  6.125% due 2023 (b)                                          404           410
  6.625% due 2023 (b)                                          372           376
  6.125% due 2024 (b)                                        1,340         1,360
  6.125% due 2024 (b)                                        1,171         1,189
  7.000% due 2024 (b)                                        2,394         2,421
  7.500% due 2024                                              312           316
  7.000% due 2025                                            1,103         1,090
  8.000% due 2025                                              627           645


                                                      Fixed Income III Fund  131

FIXED INCOME III FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                     PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                          $             $
                                                       --------      --------
    7.000% due 2026 (b)                                   3,159         3,165
    8.000% due 2026                                         509           524
    6.375% due 2027 (b)                                   2,203         2,231
    6.500% due 2027 (b)                                   2,890         2,920
    7.000% due 2027                                       2,457         2,424
    7.000% due 2028                                      10,393        10,254
    6.500% due 2029                                       1,591         1,530
    7.000% due 2029                                       1,302         1,285
Heller Financial Commercial
  Mortgage Asset Co.
  Series 1999-PH1 Class A2
    6.847% due 05/15/31                                   1,000           993
Kidder Peabody Acceptance Corp.
  Series 1994-C1, Class B
    6.850% due 02/01/06                                   1,050         1,062
MBNA Master Credit Card Trust
  Series 1994-B, Class B
    5.120% due 01/15/02 (b)                               2,000         2,000
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2, Class D
    8.164% due 06/15/21 (b)                               1,442         1,447
Morgan Stanley Capital I, Inc.
  Series 1998-XL1 Class A3
    6.480% due 05/03/08                                   2,050         1,980
Nomura Asset Securities Corp.
    6.590% due 03/17/28                                   1,650         1,604
Norwest Asset Securities Corp.
  Series 1997-21 Class A2
    7.000% due 01/25/28                                   2,616         2,614
  Series 1999-2 Class A16
    6.500% due 02/25/29                                   2,000         1,908
Residential Funding Mortgage
  Securities II
  Series 1997-HS5 Class M1
    7.010% due 05/25/27                                   1,368         1,359
Resolution Trust Corp.
  Series 1994-C2 Class G
    8.000% due 04/25/25                                     259           260
  Series 1994-1 Class M-2
    7.750% due 09/25/29                                     377           379
Resolution Trust Corp. Mortgage
  Pass-thru Certificate
  Series 1995-1, Class 2-C
    7.500% due 10/25/28 (b)                                 120           120
Salomon Brothers Mortgage
  Securities VII
  Series 1999-NC3 Class A
    5.518% due 07/25/29                                   5,000         5,000
Salomon Brothers Mortgage
  Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16, Class A
    7.730% due 11/25/24 (b)                                 268           272
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL, Class C
    6.525% due 02/25/28                                     300           297
                                                                     --------
                                                                      236,387
                                                                     --------

UNITED STATES GOVERNMENT
AGENCIES - 0.1%
Federal National Mortgage Association
    5.125% due 02/13/04                                     725           695
                                                                     --------

UNITED STATES GOVERNMENT
TREASURIES -7.3%
United States Treasury Bond
  Principal Strip
    8.750% due 05/15/17                                   4,400         1,427
    8.875% due 02/15/19                                   7,100         2,064
United States Treasury Bonds
    8.125% due 08/15/19                                     240           290
    8.125% due 05/15/21 (f)                               1,375         1,674
    8.000% due 11/15/21                                   4,530         5,462
    6.625% due 02/15/27  (f)                              2,325         2,455
    3.875% due 04/15/29                                   2,300         2,268
United States Treasury Notes
    5.250% due 05/31/01                                     625           622
    6.625% due 04/30/02 (f)                               4,800         4,927
    3.625% due 07/15/02 (f)                               1,600         1,583
    5.750% due 11/30/02                                      98           100
    5.750% due 11/30/02 (f)                               1,027         1,027
    7.250% due 05/15/04                                     760           807
    3.375% due 01/15/07                                   3,432         3,290
    6.250% due 02/15/07                                   2,720         2,771
    3.625% due 01/15/08                                   2,233         2,170
    4.750% due 11/15/08                                   2,120         1,948
                                                                    ---------
                                                                       34,885
                                                                    ---------

YANKEE BONDS - 2.4%
Amvescap PLC
    6.600% due 05/15/05                                     200           189
Asia Pulp & Paper Finance IX, Ltd.
    9.060% due 10/04/01 (b)                               1,000           746
Bangko Sentral Philipinas
    8.600% due 06/15/27                                   1,010           783
Colombia, Republic of
    9.705% due 08/13/05 (b)                                 730           635


132  Fixed Income III Fund

FIXED INCOME III FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                        ----------     --------
Colt Telecom Group PLC
 Step Up Bond
 Zero Coupon due 12/15/06 (b)                                  500          413
Crown Packaging Enterprise, Ltd.
 Step Up Bond
 Zero Coupon due 08/01/06 (b)                                  300           15
Diamond Cable Communications PLC
 Step Up Bond
 Zero Coupon due 02/15/07 (b)                                  420          326
Ecuador, Republic of
  6.000% due 02/27/15 (b)                                      289           93
Edperbrascan Corp.
  7.125% due 12/16/03                                          775          750
Empresa Nacional de Electricidad SA
  8.125% due 02/01/97                                          515          415
Grupo Televisa SA
 Step Up Bond
 Zero Coupon due 05/15/08 (b)                                  950          770
HMV Media Group PLC
 Series B
  10.250% due 05/15/08                                         135          136
Indah Kiat Finance Mauritius
  10.000% due 07/01/07                                         290          202
Korea Electric Power Corp.
  7.000% due 10/01/02                                          540          523
  7.000% due 02/01/27                                          215          198
  6.750% due 08/01/27                                        1,150        1,058
National Westminster Bank PLC
  7.750% due 04/29/49 (b)                                      475          472
Royal Caribbean Cruises, Ltd.
  7.500% due 10/15/27                                        1,325        1,243
Santander Finnish Issuances
  6.088% due 09/30/49 (b)                                      500          459
St. George Bank, Ltd.
  7.150% due 10/01/05                                          775          764
TFM SA de CV
 Step Up Bond
 Zero Coupon due 06/15/09 (b)                                1,410          840
YPF Sociedad Anonima
  7.250% due 03/15/03                                          250          241
  8.000% due 02/15/04                                          230          223
                                                                       --------
                                                                         11,494
                                                                       --------

TOTAL LONG-TERM INVESTMENTS
(cost $502,173)                                                         494,625
                                                                       --------


OPTIONS PURCHASED - 0.1%
Japan Government Bond (c)
 Jul 99.38 Put                                       JPY   813,050            9
Japan Government Bonds 10 Year (c)
 Feb 96.03 Put                                       JPY 1,534,750           83

United States Treasury Bonds (c)
 Aug 100.41 Call                                             1,800            4
 Sept 98.13 Call                                             3,500           11
United States Treasury Notes (c)
 Aug 99.37 Call                                              2,723           13
 Sept 96.73 Call                                             2,133           44
 Sept 97.19 Call                                               800           30
 Sept 98.13 Call                                             2,194           26
 Nov 100.11 Call                                             3,100           31
 Dec 90.16 Put                                               1,500           46
 Dec 90.58 Put                                               1,500           50
 Dec 90.66 Put                                               1,500           51
                                                                       --------

TOTAL OPTIONS PURCHASED
(cost $932)                                                                 398
                                                                       --------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                        ----------
PREFERRED STOCKS - 1.6%
American RE Capital                                         18,000          460
Australia & New Zealand Banking
 Group, Ltd.                                                 7,200          197
California Federal Preferred Capital
 Corp. Series A                                             94,050        2,463
Centaur Funding Corp.                                          495          532
Citigroup, Inc.                                             15,000          728
Equity Office Property Trust                                15,000          639
Lehman Brothers Holdings, Inc.                              17,400          741
NB Capital Corp.                                            24,000          603
Pinto Totta International Finance, Ltd.                      1,175        1,105
                                                                       --------

TOTAL PREFERRED STOCKS
(cost $7,673)                                                             7,468
                                                                       --------

                                                        PRINCIPAL
                                                         AMOUNT
                                                         (000)
                                                           $
                                                      ------------
SHORT-TERM INVESTMENTS - 18.9%
Bellsouth Telecomm Inc
  4.950% due 07/09/99                                     3,100           3,097
Federal Home Loan Mortgage
 Discount Note
  5.030% due 09/17/99 (g)                                    50              49



                                                      Fixed Income III Fund  133

FIXED INCOME III FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                        -----------    --------
Federal National Mortgage
 Association Discount Note (a)(g)
  4.920% due 07/06/99                                         3,600       3,598
  4.790% due 07/08/99                                         3,575       3,572
Frank Russell Investment Company
 Money Market Fund,
 due on demand (a)                                           77,868      77,868
United States Treasury Bills
  4.605% due 09/16/99 (g)                                       490         481
  4.605% due 09/16/99 (f)(g)                                    475         475
US West Capital Funding Commercial
 Paper
  5.957% due 03/24/00 (g)                                     2,000       1,911
                                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(cost $91,051)                                                           91,051
                                                                       --------

TOTAL INVESTMENTS - 123.6%
(cost $601,829)                                                         593,542

OTHER ASSETS AND LIABILITIES, NET,
INCLUDING OPTIONS WRITTEN - (23.6%)                                    (113,464)
                                                                       --------

NET ASSETS - 100.0%                                                     480,078
                                                                       ========


 * Each contract represents $100,000 notional value.
(a) At cost, which approximates market.
(b) Adjustable or floating rate security.
(c) Nonincome-producing security.
(d) Forward commitment.
(e) Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased
    (sold) and options written by the Fund.
(g) Rate noted is yield-to-maturity.

Abbreviations:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
JPY - Japanese yen
USD - U.S. dollar

See accompanying notes which are an integral part of the financial statements.

134  Fixed Income III Fund

FIXED INCOME III FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                   UNREALIZED
                                                  NUMBER          APPRECIATION
                                                    OF           (DEPRECIATION)
                                                 CONTRACTS*           (000)
                                               -------------    ---------------
FUTURES CONTRACTS

LONG POSITIONS
Eurodollar Financial
 expiration date 12/99                                    15    $           (29)
 expiration date 03/00                                    15                (34)
 expiration date 06/00                                    15                (37)
 expiration date 03/01                                     3                 (4)
 expiration date 06/01                                     3                 (4)
 expiration date 09/01                                    10                (16)
 expiration date 09/02                                    18                (41)
United States Treasury Notes 10 Year Futures
 expiration date 09/99                                   262                119
United States Treasury Notes 5 Year Futures
 expiration date 09/99                                     9                 10
United States Treasury Bond Futures
 expiration date 09/99                                   135                 52
SHORT POSITIONS
United States Treasury Notes 10 Year Futures
 expiration date 09/99                                   140                124
United States Treasury Notes 5 Year Futures
 expiration date 09/99                                    51                (40)
                                                                ---------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts                                                      $           100
                                                                ===============



                                                  NOTIONAL          MARKET
                                                   AMOUNT            VALUE
                                                    (000)            (000)
                                                      $                $
                                               -------------    ---------------
OPTIONS WRITTEN

Eurodollar Futures*
 Dec 94.25 Put                                             7                  2
Federal National Mortgage Association*
 Aug 95.78 Put                                         4,700                  6
 Aug 95.95 Call                                        3,175                  4
 Sept 94.47 Call                                       3,250                 16
 Sept 94.20 Call                                       1,400                  9
 Sept 96.06 Call                                       3,200                 25
United States Treasury Bonds*
 Sept 91.47 Put                                        3,500                 39
 Sept 98.77 Call                                       3,500                  1
 Feb 93.80 Put                                         2,300                 80
 Feb 93.84 Put                                         2,300                 81
 Feb 104.36 Call                                       2,300                  2
United States Treasury Notes*
 Sept 102.62 Call                                      3,100                 14
 Nov 96.09 Put                                         3,100                 41
 Dec 98.08 Put                                         2,800                 67
 Dec 97.95 Put                                         2,800                 65
 Dec 97.88 Put                                         2,800                 64
United States Treasury Bond Futures*
 Aug 112.00 Put                                            3                  2
 Aug 114.00 Put                                           47                 53
 Aug 126.00 Call                                          35                  1
                                                                ---------------

Total Liability for Options Written
 (premiums received $632)                                                   572
                                                                ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                                   UNREALIZED
CONTRACTS TO               IN EXCHANGE                            APPRECIATION
  DELIVER                      FOR            SETTLEMENT         (DEPRECIATION)
   (000)                      (000)              DATE                (000)
------------              ------------       -----------        ---------------
JPY   13,813              USD      116          09/17/99        $             1
JPY    2,642              USD       22          09/17/99                     --
                                                                ---------------
                                                                $             1
                                                                ===============



  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  135

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $601,829)  ................  $   593,542
Cash .............................................................          240
Forward foreign currency exchange contracts (cost $138)  .........          138
Receivables:
 Dividends and interest ..........................................        4,652
 Investments sold (regular settlement)  ..........................        8,582
 Investments sold (delayed settlement)  ..........................        4,163
 Fund shares sold ................................................        1,222
 Daily variation margin on futures contracts .....................          233
                                                                    -----------

   Total Assets ..................................................      612,772

LIABILITIES
Payables:
 Investments purchased (delayed settlement)  .......... $  130,992
 Fund shares redeemed .................................        743
 Accrued fees to affiliates ...........................        220
 Other accrued expenses ...............................         30
Forward foreign currency exchange contracts (cost
$138)  ................................................        137
Options written, at market value (premiums
received $632)  .......................................        572
                                                        ----------
   Total Liabilities .............................................      132,694
                                                                    -----------

NET ASSETS .......................................................  $   480,078
                                                                    ===========

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................  $     6,813
Accumulated net realized gain (loss)  ............................       (8,695)
Unrealized appreciation (depreciation) on:
 Investments .....................................................       (8,287)
 Futures contracts ...............................................          100
 Options written .................................................           60
Shares of beneficial interest ....................................          478
Additional paid-in capital .......................................      489,609
                                                                    -----------

NET ASSETS .......................................................  $   480,078
                                                                    ===========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($2,381,640 divided by 237,189 shares of $.01 par
   value shares of beneficial interest outstanding)...............  $     10.04
                                                                    ===========
 Class I ($477,696,244 divided by 47,591,230 shares of $.01 par
   value shares of beneficial interest outstanding)...............  $     10.04
                                                                    ===========


See accompanying notes which are an integral part of the financial statements.


136  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Interest ......................................................... $    13,196
 Dividends from Money Market Fund .................................       1,629
 Dividends ........................................................         372
                                                                    -----------

   Total Investment Income ........................................      15,197

EXPENSES
 Advisory fees ....................................... $      1,122
 Administrative fees .................................          116
 Custodian fees ......................................          115
 Transfer agent fees .................................          128
 Professional fees ...................................           14
 Registration fees - Class I .........................           32
 Shareholder servicing fees - Class E ................            1
 Trustees' fees ......................................            3
 Miscellaneous .......................................           19
                                                       ------------

   Total Expenses..................................................       1,550
                                                                    -----------

Net investment income..............................................      13,647
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments..........................................       (6,413)
 Futures contracts....................................       (1,401)
 Options written......................................          237
 Foreign currency-related transactions................           11      (7,566)
                                                       ------------
Net change in unrealized appreciation
 (depreciation) on:
 Investments..........................................       (8,500)
 Futures contracts....................................          594
 Options written......................................          (98)
 Foreign currency-related transactions................            6      (7,998)
                                                       ------------ -----------

Net realized and unrealized gain (loss)............................     (15,564)
                                                                    -----------

Net increase (decrease) in net assets resulting from operations.... $    (1,917)
                                                                    ===========


  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  137

FIXED INCOME III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         FOR THE SIX MONTHS      FOR THE YEAR
                                                                         ENDED JUNE 30, 1999         ENDED
                                                                             (UNAUDITED)       DECEMBER 31, 1998
                                                                         -------------------   -----------------
OPERATIONS
 Net investment income ...............................................   $           13,647    $         26,279
 Net realized gain (loss)  ...........................................               (7,566)              9,736
 Net change in unrealized appreciation (depreciation) ................               (7,998)             (6,742)
                                                                         ------------------    ----------------

   Net increase (decrease) in net assets resulting from operations....               (1,917)             29,273
                                                                         ------------------    ----------------
DISTRIBUTIONS
 From net investment income
   Class I ...........................................................               (6,689)            (26,251)
 In excess of net investment income
   Class I ...........................................................                   --                (390)
 From net realized gain on investments
   Class I ...........................................................                   --             (10,618)
 In excess of net realized gain on investments
   Class I ...........................................................                   --              (1,252)
                                                                         ------------------    ----------------

     Net decrease from distributions .................................               (6,689)            (38,511)
                                                                         ------------------    ----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions........               26,494              88,995
                                                                         ------------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................               17,888              79,757

NET ASSETS
 Beginning of period .................................................              462,190             382,433
                                                                         ------------------    ----------------
 End of period (including undistributed net investment income of
   $6,813 and accumulated distributions in excess
   of net investment income of $145, respectively)....................   $          480,078    $        462,190
                                                                         ==================    ================


See accompanying notes which are an integral part of the financial statements.

138  Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        1999*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $    10.12
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  .......................................         .07
 Net realized and unrealized gain (loss) on investments ...........        (.15)
                                                                     ----------

   Total Income From Investment Operations ........................        (.08)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD ....................................  $    10.04
                                                                     ==========

TOTAL RETURN (%)(a)  ..............................................        (.79)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ......................       2,382

 Ratios to average net assets (%)(d):
   Operating expenses .............................................          --
   Net investment income ..........................................          --

 Portfolio turnover rate (%)(b)  ..................................      123.31


*    For the period May 14, 1999 (commencement of sale) to June 30, 1999
     (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratios are not meaningful due to the Class's short period of operations.


                                                      Fixed Income III Fund  139

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                            1999*          1998           1997           1996           1995           1994
                                         -----------    -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE,
BEGINNING OF PERIOD ..................   $     10.22    $     10.42    $     10.17    $     10.34    $      9.37    $     10.44
                                         -----------    -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)............           .30            .62            .63            .64            .67            .66
 Net realized and unrealized gain
   (loss) on investments .............          (.33)           .08            .32           (.16)           .97          (1.07)
                                         -----------    -----------    -----------    -----------    -----------    -----------

   Total Income From Investment
     Operations ......................          (.03)           .70            .95            .48           1.64           (.41)
                                         -----------    -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS
 From net investment income...........          (.15)          (.62)          (.64)          (.65)          (.67)          (.66)
 From net realized gain on
   investments .......................            --           (.28)          (.06)            --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------

   Total Distributions ...............          (.15)          (.90)          (.70)          (.65)          (.67)          (.66)
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF PERIOD........   $     10.04    $     10.22    $     10.42    $     10.17    $     10.34    $      9.37
                                         ===========    ===========    ===========    ===========    ===========    ===========

TOTAL RETURN (%)(a)(c) ...............          (.34)          6.80           9.64           4.88          17.99          (3.89)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in
   thousands) ........................       477,696        462,190        382,433        292,077        252,465        166,620

 Ratios to average net assets
   (%)(b)(c):
   Operating expenses ................           .67            .67            .70            .73            .61            .20
   Net investment income..............          5.90           5.91           6.13           6.32           6.83           7.02

 Portfolio turnover rate (%)(b).......        123.31         342.49         274.84         144.26         141.37         134.11


*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


140  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 27 different investment portfolios, referred to as "Funds." These financial statements report on ten Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund (one of the Funds of the Investment Company not presented herein) pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,615 of unrealized appreciation, were combined with those of the Fixed Income II Fund to form the new Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,262,776 and $163,684,403, respectively.

   In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the period ended June 30, 1999:

                           UNDISTRIBUTED NET     ACCUMULATED NET        ADDITIONAL
                           INVESTMENT INCOME   REALIZED GAIN (LOSS)   PAID-IN CAPITAL
                           -----------------   --------------------   ---------------
   Short Term Bond Fund    $          42,226   $        (9,588,387)    $    9,546,161

   As of May 14, 1999, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, and Fixed Income III Funds have available Class I and Class E shares. As of January 27, 1999, the Emerging Markets and Real Estate Securities Funds have available Class S, Class E, and Class C shares. In addition, the Short Term Bond Fund made available Class E shares on February 18, 1999, and Class C shares on March 3, 1999. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses, and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services and fees that relate specifically to that particular Class. Class E shares are charged a shareholder servicing fee of 0.25% of average net assets. Class C shares are charged a shareholder servicing fee of 0.25% and a distribution fee of 0.75%. Class I shares are charged no such fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.


                                             Notes to Financial Statements  141

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

 The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

 INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

 INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Funds, respectively, as realized capital gains or an adjustment to its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

 AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

 FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

 It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

 At December 31, 1998 the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                              12/31/02       12/31/03       12/31/04       12/31/05       12/31/06        Totals
                            ------------   ------------   ------------   ------------   ------------   ------------
  Emerging Markets          $        --    $  2,887,175   $   348,806    $         --   $ 56,335,864   $ 59,571,845
  Real Estate Securities             --              --            --              --      2,693,062      2,693,062
  Short Term Bond             3,290,212         698,949     1,746,912         574,853             --      6,310,926

 The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1999 are as follows:

                                                                                          NET
                                                    GROSS             GROSS           UNREALIZED
                              FEDERAL TAX        UNREALIZED         UNREALIZED        APPRECIATION
                                 COST           APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                           ----------------   ----------------   ----------------   ----------------
  Equity I                 $  1,104,123,327   $    452,750,086   $    (19,041,026)  $    433,709,060
  Equity II                     552,012,262        117,060,623        (21,080,902)        95,979,721
  Equity III                    174,369,674         36,930,635         (4,663,560)        32,267,075
  Equity Q                      869,608,590        435,070,459        (19,725,174)       415,345,285
  International                 941,249,755        151,226,450        (39,760,739)       111,465,711
  Emerging Markets              346,608,590         61,263,767        (37,808,648)        23,455,119
  Real Estate Securities        616,728,829         58,145,464        (25,611,753)        32,533,711
  Short Term Bond               506,891,563            597,673         (4,426,481)        (3,828,808)
  Fixed Income I              1,181,148,998          4,775,989        (18,621,207)       (13,845,218)
  Fixed Income III              602,935,773          2,697,672        (12,092,499)        (9,394,827)

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

142  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

 The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

 EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets. In addition, Class E and Class C shares will pay shareholder servicing fees along with other expenses that may be attributable to that Class. Class C shares will pay 12b-1 distribution fees along with other expenses that may be attributable to that Class.

 FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

 (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

 (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

 Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

 It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

 The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

 FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the


                                              Notes to Financial Statements  143

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

 amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1999, are presented on the Statement of Net Assets for the applicable Funds.

 FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

 INVESTMENT IN EMERGING MARKETS: Investing in Emerging Markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

 OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

 When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

 The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

 FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


144  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the period ended June 30, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                          PURCHASES          SALES                                       PURCHASES          SALES
                       --------------    --------------                               --------------    --------------
   Equity I            $  664,856,166    $  673,635,678     Emerging Markets          $  166,474,010    $  170,552,418
   Equity II              401,206,823       312,963,017     Real Estate Securities       161,190,310       115,668,847
   Equity III             131,218,165       147,011,115     Short Term Bond              144,058,885       101,048,843
   Equity Q               420,541,551       483,569,439     Fixed Income I               182,473,245       177,044,515
   International          683,364,587       666,503,475     Fixed Income III              80,702,023        77,584,503

   Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:


                         PURCHASES           SALES
                       --------------    --------------
   Short Term Bond     $  299,236,606    $  225,901,231
   Fixed Income I       1,195,233,126     1,072,728,567
   Fixed Income III       840,055,907       814,225,411

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended June 30, 1999 were as follows:


   FIXED INCOME I                                  WRITTEN OPTIONS
                                            NUMBER OF         PREMIUMS
                                          CONTRACTS (1)       RECEIVED
                                         ---------------    -------------
        Outstanding December 31, 1998                191    $     260,000
        Opened                                       265          720,090
        Closed                                       (22)        (281,875)
        Expired                                      (51)        (205,906)
                                         ---------------    -------------
        Outstanding June 30, 1999                    383          492,309
                                         ===============    =============

   FIXED INCOME III                                WRITTEN OPTIONS
                                            NUMBER OF         PREMIUMS
                                          CONTRACTS (1)       RECEIVED
                                         ---------------    -------------
        Outstanding December 31, 1998                180    $     205,189
        Opened                                       312        1,038,971
        Closed                                       (37)        (414,299)
        Expired                                      (12)        (198,896)
                                         ---------------    -------------
        Outstanding June 30, 1999                    443          630,965
                                         ===============    =============

   (1) The aggregate face value of contracts is computed on the date each contract was opened.

4. RELATED PARTIES
   ADVISOR: Frank Russell Investment Management Company ("FRIMCo" or "Advisor") operates and administers all of the Funds which comprise the Investment Company, and advises the Money Market and the U.S. Government Money Market Funds (the Money Market and the U.S. Government Money Market Funds are funds of the Investment Company that are not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   For the period ended June 30, 1999, the advisory fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Advisory Agreement with that firm, amounted to $20,894,644 before waivers. Such fee is payable monthly

                                              Notes to Financial Statements  145

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

  and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund. Effective December 1, 1998, the advisory fee annual rates were reduced by the Administrator fee of .05%; the new rates are:

                    ANNUAL RATE                                 ANNUAL RATE
                   -------------                               -------------
  Equity I             0.55%          Emerging Markets             1.15%
  Equity II            0.70           Real Estate Securities       0.80
  Equity III           0.55           Short Term Bond              0.45
  Equity Q             0.55           Fixed Income I               0.25
  International        0.70           Fixed Income III             0.50


  FRIMCo calculates its advisory fee based on average daily net assets for each Fund less any advisory fee incurred on the funds assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

  In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the LifePoints Funds and the three Funds listed below, the ("Underlying Funds") in which the LifePoints Funds invest, expenses from the operation of the LifePoints Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the LifePoints Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any LifePoints Fund, the Advisor will reimburse certain costs on behalf of the respective LifePoint Fund.

  For the period ended June 30, 1999, the special servicing expense charged to the Underlying Funds amounted to:

                                   AMOUNT
        UNDERLYING FUND             PAID
  --------------------------    ------------
  Emerging Markets              $     13,599
  Real Estate Securities              22,298
  Short-Term Bond                     86,827

  ADMINISTRATOR: Effective December 1, 1998, the Investment Company & Board of Trustees approved a plan to pay a .05% fee of the average daily net assets of the Fund, to FRIMCo, in accordance with the Investment Company's Advisory Agreement with that firm. The fee paid to FRIMCo for the Funds reported herein for the period ended June 30, 1999 was $1,822,416 before waivers.

  ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

  TRANSFER AGENT: The Funds have a contract with FRIMCo, to provide transfer agent services to the Investment Company. Total fees for the period ended June 30, 1999 were $2,950,016.

  DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

  In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

146  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

   ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1999 WERE AS FOLLOWS:

                                            ADVISORY         ADMINISTRATION          ANALYTIC             TRANSFER
                                              FEES                 FEES            SERVICE FEES          AGENT FEES
                                       -----------------    -----------------    -----------------    -----------------
   Equity I ........................   $         674,764    $          61,774    $           7,709    $           9,230
   Equity II .......................             353,923               25,460                8,429               55,099
   Equity III ......................              91,413                8,396                3,649               18,154
   Equity Q ........................             554,897               50,697                3,974               68,137
   International ...................             606,648               43,574               11,801               49,301
   Emerging Markets ................             388,196               15,264                5,603              189,553
   Real Estate Securities ..........             467,771               27,021                  649              170,630
   Short Term Bond .................             182,476               20,494                   --              135,745
   Fixed Income I ..................             203,108               42,687                   --               25,659
   Fixed Income III ................             188,830               19,586                   --               10,625
                                       -----------------    -----------------    -----------------    -----------------
                                       $       3,712,026    $         314,953    $          41,814    $         732,133
                                       =================    =================    =================    =================

                                          SHAREHOLDER
                                         SERVICING AND
                                       DISTRIBUTION FEES         TOTALS
                                       -----------------    -----------------
   Equity I ........................   $           4,794    $         758,271
   Equity II .......................               2,679              445,590
   Equity III ......................                 943              122,555
   Equity Q ........................               2,216              679,921
   International ...................               4,666              715,990
   Emerging Markets ................               1,356              599,972
   Real Estate Securities ..........               1,818              667,889
   Short Term Bond .................               2,142              340,857
   Fixed Income I ..................               5,324              276,778
   Fixed Income III ................                 487              219,528
                                       -----------------    -----------------
                                       $          26,425    $       4,827,351
                                       =================    =================

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the period ended June 30, 1999 were as follows:

   Equity I            $    103,848        Equity Q             $    15,620
   Equity II                 47,917        International             91,579
   Equity III                30,803        Emerging Markets          26,414

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended June 30, 1999 were $31,532, and were allocated to each Fund on a pro rata basis, including 17 affiliated Funds not presented herein.

5. MONEY MARKET FUND
   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (funds of Frank Russell Investment Company not presented herein). As of June 30, 1999, $447,190,000 of the Money Market Fund's net assets represents investments by these Funds and $407,375,000 represents the investments of other affiliated funds not presented herein.

                                              Notes to Financial Statements  147

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

6. FUND SHARE TRANSACTIONS
   Share transactions for the period ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                                               SHARES                           DOLLARS (000)
                                                  --------------------------------    --------------------------------
                                                       1999              1998              1999              1998
   EQUITY I                                       --------------    --------------    --------------    --------------
    CLASS I
    Proceeds from shares sold                          7,352,750        11,649,184    $      270,669    $      382,855
    Proceeds from reinvestment of distributions          298,604         2,804,239            10,584            91,198
    Payments for shares redeemed                      (7,789,599)      (12,417,244)         (287,469)         (413,664)
                                                  --------------    --------------    --------------    --------------
    Net increase (decreased)                            (138,245)        2,036,179            (6,216)           60,389
                                                  --------------    --------------    --------------    --------------
    CLASS E (c)
    Proceeds from shares sold                            637,905                --            24,245                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                         (13,665)               --              (512)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                              624,240                --            23,733                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                        485,995         2,036,179    $       17,517    $       60,389
                                                  ==============    ==============    ==============    ==============

   EQUITY II
    CLASS I
    Proceeds from shares sold                          4,953,203         6,590,024    $      148,301    $      209,065
    Proceeds from reinvestment of distributions          156,754         1,013,507             4,469            30,141
    Payments for shares redeemed                      (3,146,413)       (4,974,795)          (96,279)         (158,755)
                                                  --------------    --------------    --------------    --------------
    Net increase (decreased)                           1,963,544         2,628,736            56,491            80,451
                                                  --------------    --------------    --------------    --------------
    CLASS E (c)
    Proceeds from shares sold                            429,720                --            13,480                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                         (15,633)               --              (488)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decreased)                             414,087                --            12,992                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decreased)                     2,377,631         2,628,736    $       69,483    $       80,451
                                                  ==============    ==============    ==============    ==============
   EQUITY III
    CLASS I
    Proceeds from shares sold                          1,128,114         1,912,599    $       32,600    $       57,633
    Proceeds from reinvestment of distributions          149,091           832,353             4,101            23,877
    Payments for shares redeemed                      (1,782,926)       (3,641,754)          (51,386)         (106,698)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                       (505,721)         (896,802)          (14,685)          (25,188)
                                                  --------------    --------------    --------------    --------------
    CLASS E (c)
    Proceeds from shares sold                            158,087                --             4,785                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                          (3,356)               --              (100)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                              154,731                --             4,685                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                       (350,990)         (896,802)   $      (10,000)   $      (25,188)
                                                  ==============    ==============    ==============    ==============

(c) Share transactions for Class E for the period ended June 30, 1999 are for the period May 14, 1999 (commencement of sale of shares) to June 30, 1999.


148  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

                                                               SHARES                           DOLLARS (000)
                                                  --------------------------------    --------------------------------
                                                       1999              1998              1999              1998
   EQUITY Q                                       --------------    --------------    --------------    --------------
    CLASS I
    Proceeds from shares sold                          4,440,417         7,788,647    $      186,626    $      298,739
    Proceeds from reinvestment of distributions          675,760         2,920,742            26,782           109,535
    Payments for shares redeemed                      (5,804,330)       (8,992,387)         (242,746)         (344,894)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                       (688,153)        1,717,002           (29,338)           63,380
                                                  --------------    --------------    --------------    --------------

    CLASS E (c)
    Proceeds from shares sold                            259,171                --            11,142                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                          (6,567)               --              (279)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                              252,604                --            10,863                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                       (435,549)        1,717,002    $      (18,475)   $       63,380
                                                  ==============    ==============    ==============    ==============

   INTERNATIONAL
    CLASS I
    Proceeds from shares sold                          4,381,301         8,855,148    $      168,740    $      330,798
    Proceeds from reinvestment of distributions          173,857           756,486             6,353            27,770
    Payments for shares redeemed                      (5,139,152)      (11,065,451)         (198,435)         (412,202)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                       (583,994)       (1,453,817)          (23,342)          (53,634)
                                                  --------------    --------------    --------------    --------------

    CLASS E (c)
    Proceeds from shares sold                            581,560                --            22,721                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                          (6,854)               --              (267)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                              574,706                --            22,454                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                         (9,288)       (1,453,817)   $         (888)   $      (53,634)
                                                  ==============    ==============    ==============    ==============

   EMERGING MARKETS
    CLASS S
    Proceeds from shares sold                          9,239,080        22,508,124    $       81,722    $      221,964
    Proceeds from reinvestment of distributions          179,941           188,272             1,447             2,070
    Payments for shares redeemed                      (8,221,643)      (16,241,312)          (75,159)         (149,675)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      1,197,378         6,455,084             8,010            74,359
                                                  --------------    --------------    --------------    --------------

    CLASS E (a)
    Proceeds from shares sold                            506,630             4,558             5,149                38
    Proceeds from reinvestment of distributions               57                --                 1                --
    Payments for shares redeemed                         (29,637)               --              (291)               --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                        477,050             4,558             4,859                38
                                                  --------------    --------------    --------------    --------------

(a)  Effective May 18, 1998, Class C was renamed Class E.
(c) Share transactions for Class E for the period ended June 30, 1999 are for the period May 14, 1999 (commencement of sale of shares) to June 30, 1999.


                                              Notes to Financial Statements  149

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)

                                                               SHARES                           DOLLARS (000)
                                                  --------------------------------    --------------------------------
   EMERGING MARKETS, CONTINUED                         1999              1998              1999              1998
    Class C (b)                                   --------------    --------------    --------------    --------------
    Proceeds from shares sold                             48,797                --               458                --
    Proceeds from reinvestment of distributions               44                --                --                --
    Payments for shares redeemed                            (511)               --                (5)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                               48,330                --               453                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      1,722,758         6,459,642    $       13,322    $       74,397
                                                  ==============    ==============    ==============    ==============

   REAL ESTATE SECURITIES
    CLASS S
    Proceeds from shares sold                          5,500,637         9,286,206    $      135,765    $      254,637
    Proceeds from reinvestment of distributions          374,033         1,114,356             8,769            30,226
    Payments for shares redeemed                      (4,346,794)       (6,759,461)         (107,866)         (178,741)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      1,527,876         3,641,101            36,668           106,122
                                                  --------------    --------------    --------------    --------------

    CLASS E (a)
    Proceeds from shares sold                            204,129            28,391             5,391               715
    Proceeds from reinvestment of distributions              320               375                 7                 9
    Payments for shares redeemed                         (13,894)           (6,530)             (353)             (183)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                        190,555            22,236             5,045               541
                                                  --------------    --------------    --------------    --------------

    CLASS C (b)
    Proceeds from shares sold                             36,689                --               918                --
    Proceeds from reinvestment of distributions              138                --                 3                --
    Payments for shares redeemed                          (1,610)               --               (40)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                               35,217                --               881                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      1,753,648         3,663,337    $       42,594    $      106,663
                                                  ==============    ==============    ==============    ==============

   SHORT TERM BOND
    CLASS S
    Proceeds from shares sold                          8,531,591         6,088,176    $      158,419    $      112,707
    Shares issued in connection with
      acquisition of Volatility
      Constrained Bond Fund                            8,934,738                --           163,684                --
    Proceeds from reinvestment of distributions          309,836           604,269             5,675            11,141
    Payments for shares redeemed                      (5,140,183)       (5,088,094)          (94,696)          (94,296)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                     12,635,982         1,604,351           233,082            29,552
                                                  --------------    --------------    --------------    --------------

    CLASS E (d)
    Proceeds from shares sold                            518,225                --             9,502                --
    Proceeds from reinvestment of distributions              387                --                 7                --
    Payments for shares redeemed                         (12,820)               --              (235)               --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                        505,792                --             9,274                --
                                                  --------------    --------------    --------------    --------------

(a)  Effective May 18, 1998, Class C was renamed Class E.
(b) Share transactions for Class C for the period ended June 30, 1999 are for the period January 27, 1999 (commencement of sale of shares) to June 30, 1999.
(d) Share transactions for Class E for the period ended June 30, 1999 are for the period February 18, 1999 (commencement of sale of shares) to June 30, 1999.


150   Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)


                                                               SHARES                           DOLLARS (000)
                                                  --------------------------------    --------------------------------
   SHORT TERM BOND, CONTINUED                          1999              1998              1999              1998
    CLASS C (e)                                   --------------    --------------    --------------    --------------
    Proceeds from shares sold                             30,044                --               553                --
    Proceeds from reinvestment of distributions              216                --                 4                --
    Payments for shares redeemed                         (20,244)               --              (370)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                               10,016                --               187                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                     13,151,790         1,604,351    $      242,543    $       29,552
                                                  ==============    ==============    ==============    ==============

   FIXED INCOME I
    CLASS I
    Proceeds from shares sold                         10,014,805        18,203,608    $      220,088    $      398,149
    Proceeds from reinvestment of distributions          624,947         2,497,093            13,376            54,549
    Payments for shares redeemed                      (7,219,573)      (12,833,370)         (159,578)         (281,502)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      3,420,179         7,867,331            73,886           171,196
                                                  --------------    --------------    --------------    --------------

    CLASS E (c)
    Proceeds from shares sold                          1,247,297                --            26,505                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                         (18,155)               --              (382)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                            1,229,142                --            26,123                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      4,649,321         7,867,331    $      100,009    $      171,196
                                                  ==============    ==============    ==============    ==============

   FIXED INCOME III
    CLASS I
    Proceeds from shares sold                         11,533,864        20,310,407    $      118,166    $      212,963
    Proceeds from reinvestment of distributions          623,588         3,397,977             6,324            35,268
    Payments for shares redeemed                      (9,778,198)      (15,209,804)         (100,397)         (159,236)
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      2,379,254         8,498,580            24,093            88,995
                                                  --------------    --------------    --------------    --------------

    CLASS E (c)
    Proceeds from shares sold                            246,555                --             2,495                --
    Proceeds from reinvestment of distributions               --                --                --                --
    Payments for shares redeemed                          (9,366)               --               (94)               --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease)                              237,189                --             2,401                --
                                                  --------------    --------------    --------------    --------------
    Total net increase (decrease)                      2,616,443         8,498,580    $       26,494    $       88,995
                                                  ==============    ==============    ==============    ==============

(c) Share transactions for Class E for the period ended June 30, 1999 are for the period May 14, 1999 (commencement of sale of shares) to June 30, 1999.
(e) Share transactions for Class C for the period ended March 3, 1999 (commencement of sale of shares) to June 30, 1999.

                                              Notes to Financial Statements  151

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)

7. DIVIDENDS
   On July 1, 1999 the Board of Trustees declared the following dividends from net investment income payable on July 6, 1999, to shareholders of record on July 2, 1999.


   Equity I - Class I                    $    0.0630      Short Term Bond - Class S      $    0.2118
   Equity I - Class E                         0.0477      Short Term Bond - Class E           0.2062
   Equity II - Class I                        0.0159      Short Term Bond - Class C           0.1077
   Equity II - Class E                        0.0071      Fixed Income I - Class I            0.3016
   Equity III - Class I                       0.0948      Fixed Income I - Class E            0.2939
   Equity III - Class E                       0.0894      Fixed Income III - Class I          0.1433
   Equity Q - Class I                         0.0970      Fixed Income III - Class E          0.1396
   Real Estate Securities - Class S           0.2982
   Real Estate Securities - Class E           0.2893
   Real Estate Securities - Class C           0.2594

8. BENEFICIAL INTEREST
   As of June 30, 1999, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:


                                  CLASS I                   CLASS E                     CLASS C
                             -------------------     ----------------------       ---------------------
  Equity I                   13.8%                   13.9%                        --
  Equity II                  --                      16.8%                        --
  Equity III                 14.2%                   26.0%, 10.9%                 --
  Equity Q                   16.4%                   19.3%, 12.0%                 --
  International              16.1%                   15.9%, 11.8%                 --
  Emerging Markets           --                      20.4%, 10.4%                 --
  Real Estate Securities     --                      20.4%                        --
  Short Term Bond            --                      38.6%                        52.5%, 22.4%, 12.1%
  Fixed Income I             14.1%                   23.5%, 14.5%                 --
  Fixed Income III           17.7%                   33.9%, 17.4%, 16.5%,         --
                                                     15.4%


152  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

TRUSTEES EMERITUS
 George F. Russell, Jr., Chairman

OFFICERS
 Lynn L. Anderson, President and Chief Executive Officer
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 4th Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
EQUITY I FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 INVESCO Capital Management, Inc., Atlanta, GA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Lincoln Capital Management Company, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 Morgan Stanley Dean Witter Investment
   Management, Inc., New York, NY
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Suffolk Capital Management, Inc., New York, NY
 Trinity Investment Management Corporation, Boston, MA

EQUITY II FUND
 Delphi Management, Inc., Boston, MA
 Fiduciary Trust Company International, Inc., New York, NY
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Wellington Management Company, LLP, Boston, MA
 Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY III FUND
 Equinox Capital Management, LLC, New York, NY
 Trinity Investment Management Corporation, Boston, MA
 Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY Q FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL FUND
 Delaware International Advisers Limited, London, England
 Fidelity Management Trust Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Mastholm Asset Management, LLC, Bellevue, WA
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, L.P., Boston, MA
 Sanford C. Bernstein & Co., Inc., New York, NY
 The Boston Company Asset Management, Inc., Boston, MA

EMERGING MARKETS FUND
 Foreign & Colonial Emerging Markets, London, England
 Genesis Asset Managers Limited, London, England
 J.P. Morgan Investment Management, Inc., New York, NY
 Montgomery Asset Management, LLC, San Francisco, CA
 Nicholas Applegate Capital Management, San Diego, CA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Schroder Capital Management
   International Limited, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 153

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


REAL ESTATE SECURITIES FUND
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY

SHORT TERM BOND FUND
 BlackRock Financial Management, Inc., New York, NY
 Standish, Ayer & Wood, Inc., Boston, MA
 STW Fixed Income Management California, Santa Barbara, CA

FIXED INCOME I FUND
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME III FUND
 Credit Suisse Asset Management, New York, NY
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA



This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

154 Manager, Money Managers and Service Providers

[LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                               A-5424(699)        36-08-068(6/99)

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

1999 Semiannual Report

CLASS S SHARES


MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


JUNE 30, 1999



                                       [LOGO OF FRANK RUSSEL INVESTMENT COMPANY]

                        FRANK RUSSELL INVESTMENT COMPANY

                        Frank Russell Investment Company is a "series mutual fund" with 27 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.


                        FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                        Responsible for overall management and administration of the Funds.


                        FRANK RUSSELL COMPANY

                        Consultant to Frank Russell Investment Management
                        Company.

                        FRANK RUSSELL INVESTMENT COMPANY
                               MONEY MARKET FUNDS

                                SEMIANNUAL REPORT

                            JUNE 30, 1999 (UNAUDITED)




                                TABLE OF CONTENTS

                                                               Page

                Money Market Fund ............................   2

                U.S. Government Money Market Fund ............  10

                Tax Free Money Market Fund ...................  16

                Notes to Financial Statements ................  28

                Manager, Money Managers and Service Providers.  31




FRANK RUSSELL INVESTMENT COMPANY - MONEY MARKET FUNDS
Copyright (C) Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT                        DATE           VALUE
                                                       (000)          RATE           OF            (000)
                                                         $             %          MATURITY*          $
                                                    -----------     --------     -----------     ---------
CORPORATE BONDS AND NOTES - 32.4%
American Express Centurion Bank (a)                      20,000        4.970        06/08/00        20,000
Associates Corp. of North America                        25,000        6.375        06/15/00        25,212
Credit Suisse First Boston, Inc. (a)                     30,000        4.970        06/07/00        30,000
Credit Suisse First Boston, Inc. (MTN)(a)                25,000        4.990        06/09/00        25,000
First National Bank of Chicago                           20,000        5.485        06/05/00        19,994
FCC National Bank                                        30,000        5.550        01/18/00        30,000
General Electric Capital Corp. Series A (MTN)(a)         30,000        4.950        04/12/00        30,000
General Motors Acceptance Corp. (a)                      25,000        5.020        03/13/00        25,000
General Motors Acceptance Corp. (a)                      25,000        5.020        03/14/00        25,000
General Motors Acceptance Corp. (a)                      25,000        5.020        03/17/00        25,000
Gien Raven MLS, Inc. (a)                                 40,000        5.220        05/01/14        40,000
Grantor Trust Series 1996-2 (a)                           7,627        5.160        12/23/06         7,626
Grantor Trust Series 1997-11 (a)                         37,592        5.066        12/01/04        37,592
Grantor Trust Series 1998-TG7 (a)                        22,325        5.066        07/01/04        22,325
Gulf States Paper Corp. Series 1998 (a)                  40,000        5.220        11/01/18        40,000
Metropolis of Tokyo                                       9,820        8.700        10/05/99         9,912
Morgan (J.P.) & Co., Inc. (MTN)                          25,000        5.030        02/07/00        25,000
Morganite Industries Series 1998-A (a)                   50,000        5.220        07/01/18        50,000
Norwest Financial, Inc. (a)                              50,000        4.925        07/07/00        49,966
Presbyterian Homes & Services Series B2 (a)              21,955        5.486        12/01/28        21,955
Providian Life + Health (a)                              25,000        5.094        11/12/99        25,000
SALTS III (Cayman)                                       50,000        5.322        07/23/99        50,000
                                                                                                 ---------

TOTAL CORPORATE BONDS AND NOTES (cost $634,582)                                                    634,582
                                                                                                 ---------

EURODOLLAR CERTIFICATES OF DEPOSIT - 2.8%
Strategic Money Market Trust Series 1999-B               35,000        5.449        03/15/00        35,000
Westpac Banking Corp.                                    20,000        5.200        03/01/00        19,994
                                                                                                 ---------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $54,994)                                             54,994
                                                                                                 ---------

YANKEE CERTIFICATES OF DEPOSIT - 18.9%
Bank of Nova Scotia                                      25,000        5.120        02/16/00        24,995
Bank of Nova Scotia                                      20,000        5.400        06/01/00        19,993
Bayerische Hypo-Und Vereinsbank AG                       25,000        5.270        05/22/00        24,987
Bayerische Hypo-Und Vereinsbank AG                       25,000        5.350        05/22/00        24,987
Commerzbank AG                                           25,000        5.090        02/16/00        24,995
Commerzbank AG                                           25,000        5.160        02/25/00        24,994
Commerzbank AG                                           20,000        5.295        05/19/00        19,991
Commerzbank AG                                           20,000        5.640        06/15/00        19,994
Deutsche Bank AG                                         10,000        5.000        01/06/00         9,995
Deutsche Bank AG                                         10,000        5.060        02/08/00         9,998
Deutsche Bank AG                                         25,000        5.250        05/18/00        24,989
Deutsche Bank AG                                         15,000        5.570        06/12/00        14,995
First Union Corp. (a)                                    25,000        4.980        06/26/00        24,998
Lloyds Bank PLC                                          25,000        4.920        09/27/99        25,000


2  Money Market Fund

MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT                        DATE           VALUE
                                                       (000)          RATE           OF            (000)
                                                         $             %          MATURITY*          $
                                                    -----------     --------     -----------     ---------
UBS AG                                                   20,000        5.410        06/01/00        19,993
UBS AG                                                   10,000        5.600        06/26/00         9,989
UBS AG                                                   25,000        5.660        06/26/00        24,991
Union Bank of Switzerland AG                             20,000        5.080        01/13/00        19,998
                                                                                                 ---------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $369,882)                                               369,882
                                                                                                 ---------

DOMESTIC COMMERCIAL PAPER - 48.3%
Atlantis One Funding Corp.                               13,014        5.030        07/02/99        13,012
Atlantis One Funding Corp.                               28,540        4.840        07/27/99        28,440
Banco Nacional de Comercio Exterior                      30,000        4.840        07/12/99        29,956
Banco Nacional de Comercio Exterior                      22,905        4.830        07/20/99        22,847
Banco Nacional de Mexico S.A.                            20,000        4.830        07/28/99        19,928
Bavaria TRR Corp.                                        20,200        5.020        07/12/99        20,169
Bavaria TRR Corp.                                        34,400        4.850        07/15/99        34,335
Citibank Capital Markets                                 20,000        4.830        07/14/99        19,965
Certain Funding Corp.                                    16,680        4.830        08/10/99        16,590
Gotham Funding Corp.                                     19,626        5.120        07/22/99        19,567
Intrepid Funding Series C                                33,860        4.830        09/27/99        33,460
Irish Permanent Treasury PLC                             35,000        4.820        10/25/99        34,456
Jefferson-Pilot Corp.                                    16,450        4.860        07/01/99        16,450
Konica Finance USA Corp.                                 13,200        5.150        07/22/99        13,160
KZH-KMS Corp.                                            31,495        4.860        07/07/99        31,469
KZH-KMS Corp.                                            25,000        4.820        08/04/99        24,886
Minebea Capital, Inc.                                    15,000        5.130        07/02/99        14,998
Mitsubishi Motors Credit of America                      20,000        5.150        07/07/99        19,983
Mitsubishi Motors Credit of America                      20,000        5.170        07/07/99        19,983
Park Avenue Receivables Corp.                            44,505        4.840        07/22/99        44,379
Special Purpose Accounts Receivable Co.                  30,000        4.830        07/27/99        29,895
Special Purpose Accounts Receivable Co.                  25,000        4.830        07/29/99        24,906
Stellar Funding Group                                    10,000        5.050        07/09/99         9,989
Stellar Funding Group                                    18,446        4.830        07/27/99        18,382
Stellar Funding Group                                    20,000        4.830        07/30/99        19,922
Stellar Funding Group                                    14,185        4.835        08/06/99        14,116
Swiss RE Financial Products Corp.                        24,600        4.840        07/08/99        24,577
Taiheiyo USA                                             21,000        4.880        07/21/99        20,943
Thames Asset Global Securitization                       22,453        5.100        07/08/99        22,431
Thames Asset Global Securitization                       20,505        4.840        07/13/99        20,472
Thames Asset Global Securitization                       21,813        5.100        07/21/99        21,751
Three Rivers Funding                                     25,000        5.030        07/06/99        24,983
Trident Capital Finance, Inc.                            50,000        4.830        07/29/99        49,812
Westways Funding I Ltd.                                  52,723        4.860        07/27/99        52,538
Westways Funding II Ltd.                                 11,341        5.050        07/07/99        11,331
Westways Funding II Ltd.                                 15,000        5.090        07/07/99        14,987
Westways Funding II Ltd.                                 20,000        4.860        07/12/99        19,970
Westways Funding II Ltd.                                 10,000        4.860        07/14/99         9,982
Westways Funding II Ltd.                                 10,000        5.100        07/14/99         9,982
Westways Funding II Ltd.                                 29,258        4.850        08/03/99        29,128
Westways Funding II Ltd.                                 20,000        4.860        08/10/99        19,893
                                                                                                 ---------
TOTAL DOMESTIC COMMERCIAL PAPER (cost $948,023)                                                    948,023
                                                                                                 ---------


                                                            Money Market Fund  3

MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT                        DATE           VALUE
                                                       (000)          RATE           OF            (000)
                                                         $             %          MATURITY*          $
                                                    -----------     --------     -----------     ---------
UNITED STATES GOVERNMENT AGENCIES - 1.1%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)          10,429        5.562        06/01/05        10,437
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)   11,563        5.565        12/01/17        11,744
                                                                                                 ---------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $22,181)                                              22,181
                                                                                                 ---------
TOTAL INVESTMENTS - 103.5% (amortized cost $2,029,662)(b)                                        2,029,662

OTHER ASSETS AND LIABILITIES, NET - (3.5%)                                                         (68,195)
                                                                                                 ---------
NET ASSETS - 100.0%                                                                              1,961,467
                                                                                                 =========


* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)     Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note



See accompanying notes which are an integral part of the financial statements.


4  Money Market Fund

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at amortized cost which approximates market........  $    2,029,662
Interest receivable............................................           8,577
                                                                 --------------

   Total Assets................................................       2,038,239

LIABILITIES
Payables:
 Due to Custodian............................... $       46,122
 Dividends......................................            287
 Investments purchased..........................         30,000
 Accrued fees to affiliates.....................            204
 Other accrued expenses.........................            159
                                                 --------------

   Total Liabilities...........................................          76,772
                                                                 --------------

NET ASSETS.....................................................  $    1,961,467
                                                                 ==============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)...........................  $           (9)
Shares of beneficial interest..................................          19,615
Additional paid-in capital.....................................       1,941,861
                                                                 --------------

NET ASSETS.....................................................  $    1,961,467
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 ($1,961,466,535 divided by 1,961,475,820 shares of $.01 par
   value shares of beneficial interest outstanding)............  $         1.00
                                                                 ==============


  See accompanying notes which are an integral part of the financial statements.


                                                            Money Market Fund  5

MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
  Interest..................................................... $51,673

EXPENSES
  Advisory fees.................................. $ 2,018
  Administrative fees............................     505
  Custodian fees.................................     264
  Transfer agent fees............................     267
  Professional fees..............................      25
  Registration fees..............................      96
  Trustees' fees.................................       3
  Miscellaneous..................................      44
                                                  -------

  Expenses before reductions.....................   3,222
  Expense reductions.............................  (1,514)
                                                  -------

  Total Expenses............................................... 1,708
                                                              -------

Net investment income........................................  49,965

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments......................      (6)
                                                              -------

Net increase in net assets resulting from operations......... $49,959
                                                              =======


See accompanying notes which are an integral part of the financial statements.


6  Money Market Fund

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FOR THE SIX MONTHS        FOR THE YEAR
                                                                     ENDED JUNE 30, 1999          ENDED
                                                                         (UNAUDITED)        DECEMBER 31, 1998
                                                                    ---------------------  -------------------

OPERATIONS
 Net investment income..........................................    $              49,965  $            60,214
 Net realized gain (loss).......................................                       (6)                  (3)
                                                                    ---------------------  -------------------
   Net increase in net assets resulting from operations.........                   49,959               60,211
                                                                    ---------------------  -------------------
DISTRIBUTIONS
 From net investment income.....................................                  (49,965)             (60,214)
                                                                    ---------------------  -------------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions..                  356,447              678,746
                                                                    ---------------------  -------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.....................                  356,441              678,743
NET ASSETS
 Beginning of period............................................                1,605,026              926,283
                                                                    ---------------------  -------------------
 End of period..................................................    $           1,961,467  $         1,605,026
                                                                    =====================  ===================


  See accompanying notes which are an integral part of the financial statements.


                                                            Money Market Fund  7

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                             YEARS ENDED DECEMBER 31,
                                                            ---------------------------------------------------------
                                                 1999*         1998        1997        1996        1995        1994
                                               ---------    ---------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $  1.0000    $  1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ---------    ---------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................      .0245        .0553       .0563       .0549       .0601       .0447
                                               ---------    ---------    --------    --------    --------    --------
DISTRIBUTIONS
 From net investment income..................     (.0245)      (.0553)     (.0563)     (.0549)     (.0601)     (.0447)
                                               ---------    ---------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD...............  $  1.0000    $  1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               =========    =========    ========    ========    ========    ========
TOTAL RETURN (%)(a)(b).......................       2.48         5.69        5.79        5.63        6.19        4.57

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)..  1,961,467    1,605,026     926,283     496,932     533,643     502,302

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net (d)...............        .17          .16         .08         .05         .06         .05
   Operating expenses, gross (d).............        .32          .31         .30         .30         .26         .05
   Net investment income.....................       4.95         5.54        5.65        5.49        6.01        4.49


*       For the six months ended June 30, 1999 (Unaudited).
(a)     Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(c)     The ratios for the period ended June 30, 1999 are annualized.
(d)     See Note 4 for current period amounts.


8  Money Market Fund

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT                          DATE         VALUE
                                                               (000)           RATE             OF          (000)
                                                                 $               %           MATURITY*        $
                                                           -------------   -------------   ------------  -----------
UNITED STATES GOVERNMENT
AGENCIES - 80.4%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                  4,901            5.562      06/01/05          4,904
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)              3,250            5.565      06/15/12          3,279
Federal Farm Credit Bank                                         1,100            4.770      08/02/99          1,099
Federal Farm Credit Bank (MTN)                                   5,000            5.800      11/03/99          5,011
Federal Farm Credit Bank (MTN)(a)                               10,000            4.810      06/22/00          9,997
Federal Home Loan Bank                                          12,725            4.940      10/27/99         12,723
Federal Home Loan Bank                                           4,650            5.000      10/27/99          4,650
Federal Home Loan Bank                                          10,000            4.950      02/17/00          9,997
Federal Home Loan Bank                                           5,000            5.050      03/03/00          4,984
Federal Home Loan Bank                                           3,000            5.150      05/19/00          2,998
Federal Home Loan Bank Discount Notes                           10,000            5.945      11/12/99         10,032
Federal Home Loan Bank Discount Notes (b)                        6,000            4.854      11/30/99          5,879
Federal National Mortgage Association                            5,005            4.627      02/07/00          4,859
Federal National Mortgage Association (MTN)                      5,000            4.830      01/11/00          4,991
Federal National Mortgage Association (MTN)                      8,000            5.770      06/28/00          8,001
Student Loan Marketing Association (MTN)(a)                      2,000            5.173      07/12/99          2,000
Student Loan Marketing Association Discount Notes (a)           21,829            5.109      08/02/99         21,825
                                                                                                         -----------
TOTAL UNITED STATES GOVERNMENT AGENCIES                                                                      117,229
                                                                                                         -----------
TOTAL INVESTMENTS - 80.4% (amortized cost $117,229)                                                          117,229
                                                                                                         -----------
REPURCHASE AGREEMENT - 18.6%
Agreement with HSBC Securities and Chase Bank (Tri-Party) of $27,190 acquired June 30, 1999 at 5.040% to be repurchased at $27,194 on July 1, 1999, collateralized by:
 $28,490 United States Treasury Obligations, valued at $27,734.                                               27,190
                                                                                                         -----------
TOTAL REPURCHASE AGREEMENT (identified cost $27,190)                                                          27,190
                                                                                                         -----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 99.0% (cost $144,419)(c)                                        144,419

OTHER ASSETS AND LIABILITIES, NET - 1.0%                                                                       1,380
                                                                                                         -----------

NET ASSETS - 100.0%                                                                                          145,799
                                                                                                         ===========

* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) Guaranteed by the Global Debt Program.
(c) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note



See accompanying notes which are an integral part of the financial statements.

10  U.S. Government Money Market Fund

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market ........      $ 117,229
Repurchase agreement (identified cost $27,190)  ................         27,190
Interest receivable ............................................          1,416
                                                                      ---------

   Total Assets ................................................        145,835

LIABILITIES
Payables:
 Dividends ............................................ $     20
 Accrued fees to affiliates ...........................       15
 Other accrued expenses ...............................        1
                                                        --------

   Total Liabilities ...........................................             36
                                                                      ---------

NET ASSETS .....................................................      $ 145,799
                                                                      =========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)  ..........................      $      (1)
Shares of beneficial interest ..................................          1,458
Additional paid-in capital .....................................        144,342
                                                                      ---------

NET ASSETS .....................................................      $ 145,799
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 ($145,798,863 divided by 145,799,633 shares of $.01 par value
   shares of beneficial interest outstanding) ..................      $    1.00
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                             U.S. Goverment Money Market Fund 11

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



INVESTMENT INCOME
 Interest ..........................................................  $   4,040

EXPENSES
 Advisory fees ...........................................  $   162
 Administrative fees .....................................       41
 Custodian fees ..........................................       25
 Transfer agent fees .....................................      141
 Professional fees .......................................        6
 Registration fees .......................................       28
 Trustees' fees ..........................................        3
 Miscellaneous ...........................................       14
                                                            -------

 Expenses before reductions ..............................      420
 Expense reductions ......................................     (177)
                                                            -------

   Expenses, net ...................................................        243
                                                                      ---------

Net investment income ..............................................      3,797

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments ............................         (1)
                                                                      ---------

Net increase in net assets resulting from operations ...............  $   3,796
                                                                      =========


See accompanying notes which are an integral part of the financial statements.

12 U.S. Government Money Market Fund

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                      For The Six Months        For The Year
                                                      Ended June 30, 1999          Ended
                                                          (Unaudited)        December 31, 1998
                                                      -------------------    -----------------
OPERATIONS
 Net investment income ..........................      $         3,797       $          7,756
 Net realized gain (loss) .......................                   (1)                    --
                                                      -------------------    -----------------

   Net increase in net assets resulting from
   operations ...................................                3,796                  7,756
                                                      -------------------    -----------------
DISTRIBUTIONS
 From net investment income .....................               (3,797)                (7,756)
                                                      -------------------    -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions ...................................              (20,424)               (21,188)
                                                      -------------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....              (20,425)               (21,188)

NET ASSETS
 Beginning of period ............................              166,224                187,412
                                                      -------------------    -----------------
 End of period ..................................      $       145,799        $       166,224
                                                      ===================    =================

  See accompanying notes which are an integral part of the financial statements.

                                           U.S. Government Money Market Fund  13

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                       1999*         1998          1997          1996          1995         1994
                                                    ----------    ----------    ----------    ----------    ----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $  1.0000
                                                    ----------    ----------    ----------    ----------    ----------    ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income ...........................       .0232         .0520         .0545         .0526         .0580        .0380
                                                    ----------    ----------    ----------    ----------    ----------    ---------

DISTRIBUTIONS
 From net investment income ......................      (.0232)       (.0520)       (.0545)       (.0526)       (.0580)      (.0380)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

NET ASSET VALUE, END OF PERIOD ...................  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $  1.0000
                                                    ==========    ==========    ==========    ==========    ==========    =========

TOTAL RETURN (%)(a)  .............................        2.35          5.34          5.59          5.40          5.98         3.87

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .....     145,799       166,224       187,412       239,725       149,941      112,077

 Ratios to average net assets(%)(b):
   Operating expenses, net (c)  ..................         .30           .32           .20           .25           .32          .57
   Operating expenses, gross (c)  ................         .52           .55           .41           .50           .51          .57
   Net investment income .........................        4.68          5.20          5.44          5.27          5.82         3.91


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) See Note 4 for current period amounts.



14 U.S. Government Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS
                                                       JUNE 30, 1999 (UNAUDITED)

                                    PRINCIPAL                           MARKET
                                     AMOUNT                 DATE         VALUE
                                      (000)      RATE        OF          (000)
                                        $         %       MATURITY*        $
                                  -----------  --------   ----------    --------
MUNICIPAL BONDS - 101.2%
ALABAMA - 6.6%
Alabama Housing Financing Authority
 Multi-family Housing Residential
 Development, Series B, weekly
 demand                                  1,725  3.650 (2)  12/01/14       1,725
Birmingham, Alabama Private
 Educational Building Authority
 Revenue, weekly demand                  5,500  3.700 (2)  04/01/13       5,500
Childersburg, Alabama Industrial
 Development Board Pollution Control
 Revenue                                   680  7.400      11/15/99         691
Mobile, Alabama Industrial
 Development Board Pollution Control
 Revenue, weekly demand                  3,000  3.825 (2)  06/01/04       3,000
Tuscaloosa, Alabama Industrial
 Development Board Revenue, weekly
 demand                                  1,100  3.550 (2)  12/01/99       1,100
                                                                     ----------
                                                                         12,016
                                                                     ----------

ARIZONA - 2.1%
Chandler, Arizona Industrial
 Development Authority Revenue,
 monthly demand                          2,955  3.350 (3)  12/15/09       2,955
Maricopa County, Arizona Industrial
 Development Authority Revenue,
 weekly demand                             550  3.850 (2)  10/01/04         550
Pinal County, Arizona Industrial
 Development Authority Pollution
 Control Revenue, daily demand             400  3.550 (1)  12/01/09         400
                                                                     ----------
                                                                          3,905
                                                                     ----------
ARKANSAS - 0.1%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                         210  3.780 (2)  05/01/28         210
                                                                     ----------
COLORADO - 2.0%
Central Platte Valley Metropolitan
 District, Colorado Special
 Obligation Revenue, Series 98 (a)         495  3.550      10/01/99         495
Colorado Housing Financing Authority
 Multi-family Housing Revenue,
 weekly demand                           1,150  3.450 (2)  06/01/05       1,150
Colorado Housing Financing Authority
 Multi-family Housing Revenue,
 weekly demand                             600  3.550 (2)  05/01/15         600
Denver, Colorado City and County
 Multi-family Housing Revenue, daily
 demand                                  1,350  3.550 (1)  12/01/09       1,350
                                                                     ----------
                                                                          3,595
                                                                     ----------

DELAWARE - 0.4%
Delaware State Economic Development
 Authority Multi-family Revenue,
 weekly demand                             650  3.600 (2)  12/01/15         650
                                                                     ----------
DISTRICT OF COLUMBIA - 2.2%
District of Columbia General
 Obligation, Series B-1, daily
 demand                                  1,200  3.700 (1)  06/01/03       1,200
District of Columbia General
 Obligation, Series B-3, daily
 demand                                    800  3.700 (1)  06/01/03         800
District of Columbia Revenue, weekly
 demand                                  2,100  3.450 (2)  07/01/22       2,100
                                                                     ----------
                                                                          4,100
                                                                     ----------

FLORIDA - 6.4%
Alachua County, Florida Industrial
 Development Revenue, Series A,
 monthly demand                            375  3.500 (3)  01/01/12         375
Broward County, Florida Finance
 Authority Multi-family Housing
 Revenue, weekly demand                    700  3.750 (2)  02/01/09         700
Fort Pierce, Florida Health Facility
 Revenue, weekly demand                  1,725  3.750 (2)  10/01/17       1,725


16  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                          MARKET
                                      AMOUNT                DATE         VALUE
                                       (000)    RATE         OF          (000)
                                         $        %       MATURITY*        $
                                   ----------- --------   ----------   --------

Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                         318  3.780 (2)  05/01/28         318
Orange County, Florida Educational
 Facilities Authority Revenue,
 Series 1998, weekly demand                300  3.750 (2)  05/01/25         300
Orange County, Florida Industrial
 Development Authority Revenue,
 monthly demand                          1,100  4.250 (3)  01/01/11       1,100
Orange County, Florida Industrial
 Development Authority Revenue,
 seminannual demand                      3,055  3.200 (5)  10/01/15       3,055
Orange County, Florida Industrial
 Development Authority Revenue,
 Series A, weekly demand                 1,000  3.750 (2)  02/01/16       1,000
Orange County, Florida Multi-family
 Housing Finance Authority Revenue,
 seminannual demand                      1,800  3.550 (5)  10/01/07       1,800
Palm Beach County, Florida Economic
 Development Revenue, weekly demand      1,200  3.750 (2)  01/01/24       1,200
                                                                     ----------
                                                                         11,573
                                                                     ----------

GEORGIA - 6.8%
Cobb County, Georgia Housing
 Authority Multi-family Housing
 Revenue, weekly demand                  1,000  3.350 (2)  06/01/25       1,000
Fulton County, Georgia Development
 Authority Revenue, weekly demand          600  3.750 (2)  12/01/16         600
Georgia State Hospital Financing
 Authority Revenue, daily demand           200  3.550 (1)  03/01/01         200
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                       1,064  3.780 (2)  05/01/28       1,064
Gwinnett County, Georgia Development
 Authority Revenue, weekly demand          135  3.750 (2)  03/01/17         135
La Grange, Georgia Water & Sewage
 Revenue (pre-refunded 01/01/00)(b)      1,000  7.375      01/01/12       1,040
Marietta, Georgia Housing Authority
 Multi-family Housing Revenue,
 weekly demand                           2,500  3.475 (2)  01/01/08       2,500
Municipal Electric Authority,
 Georgia Revenue, weekly demand          3,400  3.500 (2)  01/01/22       3,400
Residential Apartments I Portfolio
 CERT Trust 1996, Series A,
 weekly demand (e)                         720  3.800 (2)  12/01/02         720
Savannah, Georgia Housing Authority
 Multi-family Housing Revenue,
 Series B, weekly demand                 1,000  3.350 (2)  06/15/26       1,000
Walton County, Georgia Development
 Authority Industrial Development
 Revenue, Series B, weekly  demand         800  3.750 (2)  06/01/04         800
                                                                     ----------
                                                                         12,459
                                                                     ----------

ILLINOIS - 10.0%
De Kalb, Illinois Industrial
 Development Revenue, Series C,
 weekly demand                             500  3.650 (2)  02/01/01         500
East Peoria, Illinois Multi-family
 Housing Authority, weekly demand        1,690  3.950 (2)  06/01/08       1,690
Hoffman Estates, Illinois Park
 District General Obligation               855  4.150      12/01/99         857
Illinois Development Finance
 Authority Revenue, quarterly demand       700  3.500 (4)  08/01/25         700
Illinois Development Finance
 Authority Revenue, weekly demand        2,048  3.650 (2)  09/01/26       2,048
Illinois Educational Facilities
 Authority Revenue, weekly demand          200  3.700 (2)  03/01/27         200
Illinois Health Facilities Authority
 Revenue, Series A, weekly demand        4,000  3.600 (2)  02/15/16       4,000
Illinois Health Facilities Authority
 Revenue, Series B, weekly demand        2,000  3.400 (2)  08/15/22       2,000
Illinois State Certificate of
 Participation (a)                       1,005  4.500      07/01/00       1,013
Illinois State Certificate of
 Participation, Series A (a)               540  4.900      07/01/99         540
St. Clair County, Illinois
 Industrial Development Board
 Revenue, Series 94, weekly demand       1,000  3.850 (2)  10/01/15       1,000
Troy Grove, Illinois Revenue, weekly
 demand                                    750  4.572 (2)  05/01/10         750


                                                   Tax Free Money Market Fund 17

TAX FREE MONEY MARKET FUND

                                                                                        JUNE 30, 1999 (UNAUDITED)


                                                                         PRINCIPAL                           MARKET
                                                                          AMOUNT               DATE          VALUE
                                                                           (000)    RATE        OF           (000)
                                                                             $        %       MATURITY*        $
                                                                        ---------- --------  -----------    --------
Winnebago & Boone Counties, Illinois School District Number 205 Tax
 Anticipation Warrants                                                       3,000  5.400      10/29/99       3,009
                                                                                                         ----------
                                                                                                             18,307
                                                                                                         ----------
INDIANA - 3.5%
Fort Wayne, Indiana Economic Development Revenue, Series 83,
 weekly demand                                                               1,000  3.825 (2)  12/01/03       1,000
Indiana Secondary Market Educational Loans, Inc. Revenue                       500  5.300      09/01/99         502
Indiana Secondary Market Educational Loans, Inc. Revenue, Series A (a)         500  7.000      12/01/99         507
Indiana State Educational Facilities Authority Revenue, Series B, weekly
 demand                                                                        800  3.700 (2)  06/01/28         800
Mishawaka, Indiana Waterworks Revenue Bond Anticipation Notes,
 Series A                                                                    2,000  4.200      08/12/99       2,000
Penn Harris Madison, Indiana School
 Corporation                                                                   850  3.350      12/31/99         850
Residential Apartments I Portfolio
 CERT Trust 1996, Series A,
 weekly demand (e)                                                             740  3.800 (2)  12/01/02         740
                                                                                                         ----------
                                                                                                              6,399
                                                                                                         ----------

IOWA - 1.9%
Residential Apartments I Portfolio CERT Trust 1996, Series A,
 weekly demand (e)                                                             540  3.800 (2)  12/01/02         540
Storm Lake, Iowa Private College
 Revenue, weekly demand                                                      2,900  3.750 (2)  12/01/03       2,900
                                                                                                         ----------
                                                                                                              3,440
                                                                                                         ----------

KANSAS - 1.4%
Derby, Kansas Waterworks Utility System Revenue, Series 1                    1,450  4.500      01/15/00       1,450
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1,
 weekly demand (f)                                                             158  3.780 (2)  05/01/28         158
Kansas State Development Finance Authority Health Facilities
 Revenue, Series M, daily demand  (a)                                        1,000  3.650 (1)  11/15/23       1,000
                                                                                                         ----------
                                                                                                              2,608
                                                                                                         ----------

KENTUCKY - 1.4%
Elsmere, Kentucky Industrial
 Building Revenue, seminannual demand                                          530  3.350 (5)  02/01/06         530
Kentucky Area Development Districts Financing Lease Program Revenue,
 Sereis E2, weekly demand                                                      490  3.850 (2)  12/01/31         490
Kentucky Development Finance Authority Revenue                                 845  6.000      11/01/99         853
Louisville, Kentucky Industrial Development Revenue, weekly demand             750  3.600 (2)  09/01/01         750
                                                                                                         ----------
                                                                                                              2,623
                                                                                                         ----------

MARYLAND - 2.5%
Anne Arundel County, Maryland Industrial Development Revenue,
 Series C, weekly demand                                                     2,260  3.650 (2)  02/01/01       2,260
Maryland State Health & Higher Educaitonal Facilities Authority
 Revenue, Series B, weekly demand                                            1,400  3.400 (2)  04/01/35       1,400
Montgomery County, Maryland Industrial Development Revenue,
 monthly demand                                                                800  4.250 (3)  04/01/14         800
                                                                                                         ----------
                                                                                                              4,460
                                                                                                         ----------

MASSACHUSETTS - 1.8%
New England Educational Loan
 Marketing Corporation,  Massachusetts Revenue, Series E                     3,190  5.000      07/01/99       3,190
                                                                                                         ----------

18  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                                                        JUNE 30, 1999 (UNAUDITED)


                                                                        PRINCIPAL                           MARKET
                                                                         AMOUNT                DATE          VALUE
                                                                          (000)     RATE        OF           (000)
                                                                            $         %      MATURITY*         $
                                                                       ----------- -------- -----------    --------
MICHIGAN - 4.7%
Cedar Springs, Michigan Public
 School District State Aid Notes, General Obligation                         1,700  4.500      08/23/99       1,701
Lansing, Michigan Economic
 Development Corporation, semiannual demand                                  1,925  3.250 (5)  05/01/15       1,925
Livonia, Michigan Economic
 Development Corporation, semiannual demand                                    240  3.800 (5)  11/15/04         240
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)                                              101  3.450 (7)  01/15/09         101
Meridian, Michigan Economic
 Development, monthly demand                                                   455  3.350 (3)  11/15/14         455
Michigan State Housing Development
 Authority Limited Obligation
 Revenue, weekly demand                                                        800  3.825 (2)  06/01/04         800
Michigan State Job Development
 Authority Revenue, monthly demand                                           1,300  3.500 (3)  11/01/14       1,300
Northville Township, Michigan Economic Development Corporation,
 Limited Obligation Revenue, Series P, weekly demand                           500  3.825 (2)  05/01/14         500
Oakland County, Michigan Economic Development Corporation, Limited
 Obligation Revenue, semiannual demand                                         520  3.400 (5)  08/01/15         520
Parchment, Michigan School District
 State Anticipation Notes                                                    1,000  4.250      08/26/99       1,000
                                                                                                         ----------
                                                                                                              8,542
                                                                                                         ----------

MINNESOTA - 7.4%
Burnsville, Minnesota Industrial Development Revenue, Series C,
 weekly demand                                                                 350  3.650 (2)  02/01/01         350
Capital Realty Investment Tax-Exempt
 Fund, Series 96-1, weekly demand                                            8,535  3.760 (2)  12/01/04       8,535
Mendota Heights, Minnesota Commercial Development, weekly demand             1,550  3.750 (2)  12/01/15       1,550
Minnesota State Revenue, Series A (a)                                          980  5.000      06/30/00         993
St. Paul, Minnesota Port Authority Industrial Development Revenue,
 Series 1, weekly demand                                                     2,000  3.800 (2)  06/01/19       2,000
                                                                                                         ----------
                                                                                                             13,428
                                                                                                         ----------

MISSISSIPPI - 0.2%
DeSoto County, Mississippi Industrial Development Revenue,
 weekly demand                                                                 400  4.572 (2)  12/01/08         400
                                                                                                         ----------

MISSOURI - 4.9%
Clayton, Missouri Industrial Development Authority Revenue, weekly demand    1,000  3.900 (2)  01/01/09       1,000
Kansas City, Missouri Industrial Development Authority Multi-family
 Housing Revenue, weekly demand                                              3,900  3.850 (2)  10/01/15       3,900
St. Charles County, Missouri Industrial Development Authority
 Revenue, weekly demand                                                      2,300  3.720 (2)  12/01/27       2,300
St. Louis, Missouri Industrial
 Development Authority Revenue, Series C, weekly demand                        965  3.650 (2)  02/01/01         965
St. Louis, Missouri Industrial
 Development Authority Revenue, Series C-1, weekly demand                      700  4.150 (2)  08/30/99         700
                                                                                                         ----------
                                                                                                              8,865
                                                                                                         ----------

NEBRASKA - 0.2%
Douglas County, Nebraska Data
 Equipment Corporation  Equipment Revenue                                      275  3.750      11/01/99         275
                                                                                                         ----------

NEVADA - 0.7%
Reno, Nevada Hospital Revenue,
 Series B (pre-refunded 01/01/00) (b)                                        1,100  7.750      07/01/15       1,142
Washoe County, Nevada General Obligation (a)                                   100  8.250      06/01/00         104
                                                                                                         ----------
                                                                                                              1,246
                                                                                                         ----------


                                                   Tax Free Money Market Fund 19

TAX FREE MONEY MARKET FUND

                                                                                        JUNE 30, 1999 (UNAUDITED)


                                                                        PRINCIPAL                           MARKET
                                                                          AMOUNT               DATE          VALUE
                                                                          (000)    RATE         OF           (000)
                                                                            $        %        MATURITY*        $
                                                                       ----------- --------  ----------    --------
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Education &
 Health Facilities Authority Revenue
 (pre-refunded 12/01/99)(b)                                                  1,000  9.750      12/01/19       1,058
                                                                                                         ----------

NEW JERSEY - 0.5%
North Hudson Sewer Authority, New
 Jersey Tax-Exempt Notes                                                       900  4.250      03/31/00         900
                                                                                                         ----------

NEW YORK - 1.0%
North Hempstead, New York Bond
 Anticipation Notes                                                          1,800  4.000      07/29/99       1,800
                                                                                                         ----------

NORTH CAROLINA - 0.2%
Beaufort County, North Carolina
 Industrial Facility & Pollution
 Control Revenue, Series 85, weekly
 demand                                                                        300  3.800 (2)  12/01/00         300
                                                                                                         ----------

OHIO - 5.1%
Bellevue, Ohio Hospital Facilities
 Revenue, quarterly demand                                                     330  3.250 (4)  03/01/17         330
Buckeye, Ohio Tax-Exempt Mortgage
 Bond Trust, seminannual demand                                                265  3.400 (5)  02/01/05         265
Cincinnati & Hamilton County, Ohio
 Port Authority Economic Development
 Revenue, quarterly demand                                                     760  3.100 (4)  09/01/99         760
Clermont County, Ohio Economic
 Development Revenue, semiannual
 demand                                                                        425  3.300 (5)  12/01/09         425
Clermont County, Ohio Economic
 Development Revenue, semiannual
 demand                                                                        560  3.100 (5)  05/01/12         560
Clermont County, Ohio Hospital
 Facilities Revenue, Series A
 (pre-refunded 09/01/99)(a)(b)                                                 700  7.500      09/01/19         719
Columbus, Ohio Electric System
 Revenue, monthly demand                                                     1,300  3.000 (3)  09/01/09       1,300
East Muskingum, Ohio Water Revenue
 Anticipation Notes                                                          1,000  4.320      06/22/00       1,003
Franklin County, Ohio Industrial
 Development Revenue,  seminannual
 demand                                                                        140  3.300 (5)  11/01/15         140
Mahoning County, Ohio Industrial
 Development Revenue, Series A,
 weekly demand                                                                   5  3.650 (2)  10/01/00           5
Mahoning County, Ohio Industrial
 Development Revenue, Series B,
 weekly demand                                                                  25  3.650 (2)  10/01/00          25
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)                                              473  3.450 (7)  01/15/09         473
Ohio State Higher Educational
 Facilities Community College
 Revenue,
 weekly demand                                                                 585  3.550 (2)  09/01/20         585
Scioto County, Ohio Health Care
 Facilities Revenue, semiannual
 demand                                                                        670  3.250 (5)  12/01/15         670
Stark County, Ohio Health Care
 Facilities, quarterly demand                                                1,595  3.050 (4)  09/15/16       1,595
Trumbull County, Ohio Industrial
 Development Rvenue, Series A,
 weekly demand                                                                 420  3.650 (2)  04/01/04         420
                                                                                                         ----------
                                                                                                              9,275
                                                                                                         ----------

OKLAHOMA - 1.8%
Muskogee, Oklahoma Industrial Trust
 Revenue, weekly demand                                                      1,990  3.700 (2)  12/01/15       1,990
Tulsa County, Oklahoma Industrial
 Authority Health Care Revenue,
 semiannual demand                                                           1,250  3.350 (5)  12/15/08       1,250
                                                                                                         ----------
                                                                                                              3,240
                                                                                                         ----------

OREGON - 3.9%
Hillsboro, Oregon Revenue, weekly
 demand                                                                      1,850  3.650 (2)  08/01/11       1,850
Medford, Oregon Hospital Facilities
 Authority Revenue, weekly demand                                            5,300  3.625 (2)  05/15/27       5,300
                                                                                                         ----------
                                                                                                              7,150
                                                                                                         ----------

20  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                                                        JUNE 30, 1999 (UNAUDITED)


                                                                        PRINCIPAL                           MARKET
                                                                          AMOUNT               DATE         VALUE
                                                                          (000)     RATE        OF          (000)
                                                                            $         %      MATURITY*        $
                                                                       ----------- -------- -----------    --------
PENNSYLVANIA - 2.6%
Berks County, Pennsylvania
 Industrial Development Authority,
 weekly demand                                                               1,750  3.825 (2)  12/01/04       1,750
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)                                              101  3.450 (7)  01/15/09         101
Northampton County, Pennsylvania
 Higher Education Authority Revenue
 (pre-refunded 11/15/99)(a)(b)                                                 860  7.100      11/15/09         889
Shaler Township, Pennsylvania Tax
 Anticipation Notes                                                          2,000  3.200      12/31/99       2,000
                                                                                                         ----------
                                                                                                              4,740
                                                                                                         ----------

SOUTH CAROLINA - 0.3%
Edgefield County, South Carolina
 School District General Obligation                                            565  5.750      02/01/00         573
                                                                                                         ----------

SOUTH DAKOTA - 0.8%
Sioux Falls, South Dakota Industrial
 Development Revenue, weekly demand                                          1,470  3.550 (2)  06/01/06       1,470
                                                                                                         ----------

TENNESSEE - 3.6%
Franklin County, Tennessee Health &
 Educational Facilities Revenue,
 monthly demand                                                              1,610  4.250 (3)  09/01/10       1,610
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                                                           1,190  3.780 (2)  05/01/28       1,190
Knox County, Tennessee Industrial
 Development Revenue, monthly demand                                         2,700  3.450 (3)  12/01/14       2,700
Tusculum, Tennessee Health
 Educational & Housing Facilities
 Revenue,
 weekly demand                                                               1,000  3.750 (2)  07/01/15       1,000
                                                                                                         ----------
                                                                                                              6,500
                                                                                                         ----------

TEXAS - 3.5%
Big Spring, Texas Independent School
 District General Obligation                                                   260  8.250      08/15/99         262
Burleson, Texas Independent School
 District General Obligation                                                   240  7.500      08/01/99         241
Harlingen, Texas Construction
 Independent School District General
 Obligation (pre-refunded
 08/15/99)(a)(b)                                                               300  6.750      08/15/04         301
Harris County, Texas Health
 Facilities Development Corporation
 Revenue,
 Series A, weekly demand                                                       700  3.500 (2)  11/01/25         700
Houston, Texas Hotel Occupancy
 Revenue, Series A (a)                                                         500  7.000      07/01/99         500
Hurst, Euless & Bedford, Texas
 Independent School District General
 Obligation, Series 1991
 (pre-refunded 08/15/99)(b)                                                    620  6.500      08/15/04         635
Tarrant County, Texas Housing
 Finance Coporation Revenue, daily
 demand                                                                      3,770  3.600 (1)  12/01/07       3,770
                                                                                                         ----------
                                                                                                              6,409
                                                                                                         ----------

VIRGINIA - 3.4%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                                                             560  3.780 (2)  05/01/28         560
Harrisonburg, Virginia Redevelopment
 & Housing Authority Multi-family
 Housing Revenue, annual demand                                              1,000  3.200 (6)  02/01/26       1,000
Harrisonburg, Virginia Redevelopment
 & Housing Authority Multi-family
 Housing Revenue, Series A, annual
 demand                                                                      3,495  3.200 (6)  02/01/26       3,495
Norfolk, Virginia Industrial
 Development Authority Industrial
 Development Revenue, weekly demand                                          1,075  3.825 (2)  03/01/16       1,075
                                                                                                         ----------
                                                                                                              6,130
                                                                                                         ----------

                                                   Tax Free Money Market Fund 21

TAX FREE MONEY MARKET FUND

                                                                                        JUNE 30, 1999 (UNAUDITED)


                                                                       PRINCIPAL                            MARKET
                                                                         AMOUNT                DATE          VALUE
                                                                          (000)     RATE        OF           (000)
                                                                            $         %      MATURITY*         $
                                                                       ----------- -------- -----------    --------
WASHINGTON - 1.9%
King County, Washington School
 Distrcit Number 403 Renton General
 Obligation                                                                   680   4.000      12/01/99         682
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, daily demand                                                        100   4.150 (1)  01/01/27         100
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, daily demand                                                        900   4.700 (1)  05/01/27         900
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, weekly demand                                                       685   3.750 (2)  07/01/11         685
Washington State Public Power Supply
 System Nuclear Project Number 1
 Revenue, Series B (pre-refunded
 01/01/00)(b)                                                               1,000   7.250      07/01/03       1,040
                                                                                                         ----------
                                                                                                              3,407
                                                                                                         ----------

WEST VIRGINIA - 0.6%
Marshall County, West Virginia
 Pollution Control Revenue, weekly
 demand                                                                     1,000   3.800 (2)  03/01/26       1,000
                                                                                                         ----------

WISCONSIN - 4.2%
Fall Creek, Wisconsin School
 District Tax & Revenue Anticipation
 Notes                                                                        890   3.810      09/30/99         890
Hartford, Wisconsin Joint School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                                               1,000   3.530      10/29/99       1,000
Minocqua, Hazelhurst and Lake
 Tomahawk, Wisconsin Joint School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                                                 850   3.820      08/31/99         850
Northern Ozaukee School District,
 Wisconsin Bond Anticipation Notes                                          1,500   3.400      02/01/00       1,500
Richfield, Wisconsin Joint School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                                                 400   3.680      10/29/99         400
Wisconsin School Districts Temporary
 Borrowing Program Certificate
 Participation, Series B2                                                   1,000   3.900     10/08/99       1,000
Wittenberg-Birnamwood, Wisconsin
 School District Tax & Revenue
 Anticipation Promisory Note                                                2,000   3.920      09/30/99       2,000
                                                                                                         ----------
                                                                                                              7,640
                                                                                                         ----------

TOTAL INVESTMENTS - 101.2%
(amortized cost $183,883)(c)                                                                                183,883

OTHER ASSETS AND LIABILITIES, NET -                                                                         (2,246)
(1.2%)                                                                                                   ----------

NET ASSETS - 100.0%                                                                                         181,637
                                                                                                         ==========

(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c) The cost for federal income tax purposes is the same as shown above.
(d) Multi-State bond issue including Michigan, Ohio and Pennssylvania.
(e)  Multi-State bond issue including Georgia, Indiana, and Iowa.
(f)  Multi-State bond including Arkansas, Florida, Georgia,
     Kansas, Tennessee, Virgina.


* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or madatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
    Variable Rate:
   (1) Daily
   (2) Weekly
   (3) Monthly
   (4) Quarterly
   (5) Semiannual
   (6) Annual
   (7) Thirteen-month


See accompanying notes which are an integral part of the financial statements.


22  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)




QUALITY RATINGS AS A % OF MARKET VALUE++

VMIG1 or SP-1                             73%
P1                                        27
                                      ------
                                         100%
                                      ======

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Housing Revenue                           22%
General Obligation                        21
Industrial Revenue Bonds                  19
Education Revenue                         18
Healthcare Revenue                        13
Utility Revenue                            4
Pollution Control Revenue                  3
                                      ------
                                         100%
                                      ======

++ VMIG1:  The highest short-term municipal note credit rating given by
           Moody's Investors Services to notes with a demand feature which are of the "best quality."

   SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

   P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."


  See accompanying notes which are an integral part of the financial statements.


                                                   Tax Free Money Market Fund 23

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market ......... $     183,883
Receivables
 Interest .......................................................         1,610
 Investments sold ...............................................            39
                                                                  -------------

   Total Assets .................................................       185,532

LIABILITIES
Payables:
 Dividends ....................................... $           18
 Due to Custodian ................................            100
 Investments purchased ...........................          3,642
 Accrued fees to affiliates ......................             68
 Other accrued expenses ..........................             67
                                                   --------------

   Total Liabilities ............................................         3,895
                                                                  -------------

NET ASSETS ...................................................... $     181,637
                                                                  =============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ............................ $          (5)
Shares of beneficial interest ...................................         1,816
Additional paid-in capital ......................................       179,826
                                                                  -------------

NET ASSETS ...................................................... $     181,637
                                                                  =============

NET ASSET VALUE, offering and redemption price per share:
 ($181,637,110 divided by 181,642,296 shares of $.01 par value
   shares of beneficial interest outstanding) ................... $        1.00
                                                                  =============

See accompanying notes which are an integral part of the financial statements.

24  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Interest ....................................................... $       3,092

EXPENSES
 Advisory fees ................................... $          185
 Administrative fees .............................             46
 Custodian fees ..................................             24
 Transfer agent fees .............................             58
 Professional fees ...............................              6
 Registration fees ...............................             30
 Trustees' fees ..................................              3
 Miscellaneous ...................................              8
                                                   --------------

 Expenses before reductions ......................            360
 Expense reductions ..............................            (92)
                                                   --------------

   Expenses, net ................................................           268
                                                                  -------------

Net investment income ...........................................         2,824
                                                                  -------------

Net increase in net assets resulting from operations ............ $       2,824
                                                                  =============

 See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  25

TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                     FOR THE SIX MONTHS        FOR THE YEAR
                                                     ENDED JUNE 30, 1999           ENDED
                                                         (UNAUDITED)          DECEMBER 31, 1998
                                                    ---------------------  -----------------------


OPERATIONS
Net investment income ............................. $               2,824 $                 5,654
 Net realized gain (loss) .........................                    --                       (5)
                                                    ---------------------  -----------------------

   Net increase in net assets resulting from
   operations .....................................                 2,824                    5,649
                                                    ---------------------  -----------------------
DISTRIBUTIONS
 From net investment income .......................                (2,824)                  (5,654)
                                                    ---------------------  -----------------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share                 (13,026)                  63,943
 transactions .....................................

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......               (13,026)                  63,938

NET ASSETS
 Beginning of period ..............................               194,663                  130,725
                                                    ---------------------  -----------------------

 End of period .................................... $             181,637  $               194,663
                                                    =====================  =======================

See accompanying notes which are an integral part of the financial statements.

26  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------------------------
                                                           1999*       1998      1997       1996       1995       1994
                                                           --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                           --------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income...................................     .0152      .0331      .0355      .0329      .0370      .0279
                                                           --------   --------   --------   --------   --------   --------

DISTRIBUTIONS
 From net investment income..............................    (.0152)    (.0331)    (.0355)    (.0329)    (.0370)    (.0279)
                                                           --------   --------   --------   --------   --------   --------
 NET ASSET VALUE, END  OF PERIOD
                                                           $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                           ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(a)......................................      1.53       3.36       3.61       3.35       3.76       2.83

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)
                                                            181,637    194,663    130,725    102,207    78,000     100,819

 Ratios to average net assets (%)(b):
   Operating expenses, net (c)...........................       .29        .34        .28        .42        .48        .40
   Operating expenses, gross (c).........................       .39        .44        .38        .42        .48        .40
   Net investment income.................................      3.06       3.29       3.55       3.28       3.69       2.84

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) See Note 4 for current period amounts.



                                                  Tax Free Money Market Fund  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 27 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: The Money Market, U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

   INVESTMENT INCOME: Interest income is recorded on the accrual basis.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

   At December 31, 1998, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                12/31/02   12/31/03   12/31/04  12/31/05  12/31/06     TOTALS
                                --------   --------   --------  --------  --------    -------
   Money Market                  $    --   $ 41,009  $    814  $     --  $  3,245   $  45,068
   U.S. Government Money Market    1,309      4,913     3,331     1,570       762      11,885
   Tax Free Money Market              --         --        --     1,583     4,102       5,685


   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Money Market, U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: The Funds will pay their own expenses other than those expressly assumed by the Management Company. Most expenses can be directly attributed the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

28  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY MONEY MARKET FUNDS

June 30, 1999 (Unaudited)

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

 3.INVESTMENT TRANSACTIONS
   SECURITIES: Money Market purchases, sales and maturities of securities (excluding U.S. Government and Agency obligations and repurchase agreements) were $16,575,393,675, $203,011,363 and $15,896,000,293, respectively.

   U.S. Government Money Market purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $178,880,583, $1,698,490 and $211,924,685, respectively.

   Tax Free Money Market purchases, sales and maturities of short-term tax-exempt obligations were $158,108,197, $160,355,000 and $15,475,000, respectively.

4. RELATED PARTIES
   ADVISOR: FRIMCo operates and administers all of the Funds which comprise the Investment Company, and advises the Money Market and U.S. Government Money Market Funds. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   For the period ended June 30,1999,the advisory fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Advisory Agreement with that firm, amounted to $2,365,283 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund. Effective December 1, 1998, the advisory fee annual rates were reduced by the Administrator fee of .05%, the new rates are:

                                                ANNUAL RATE
                                               -------------
   Money Market                                    0.20%
   U.S. Government Money Market                    0.20
   Tax Free Money Market                           0.20

   The Advisor has contractually agreed to waive 0.15% of its 0.20% management fee for the Money Market Fund. The amount of such waiver for the period ended June 30, 1999 was $1,513,617.

   Prior to June 15, 1998, the Advisor contractually agreed to waive 0.13% of its 0.20% advisory fee for the U.S. Government Money Market Fund. Effective June 15, 1998, the Advisor has contractually agreed to waive its advisory fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the period ended June 30, 1999 was $143,078.

   The Advisor has contractually agreed to waive 0.10% of its 0.20% advisory fee for the Tax Free Money Market Fund. The amount of such waiver for the period ended June 30, 1999 was $92,438.

   ADMINISTRATOR: Effective December 1, 1998, the Investment Company's Board of Trustee approved a plan to pay a 0.05% fee of the average daily net assets of the fund to FRIMCo, in accordance with the Investment Company's Advisory agreement with that firm. The fee paid to FRIMCo for the Funds listed for the period ended June 30, 1999 were $591,321 before waivers.

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company,Total fees for the Funds listed for the period ended June 30, 1999 were $466,754.

                                               Notes to Financial Statements  29

FRANK RUSSELL INVESTMENT COMPANY MONEY MARKET FUNDS

June 30, 1999 (Unaudited)

   ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1999 WERE AS FOLLOWS:


                           ADVISORY      ADMINISTRATION      TRANSFER
                             FEES             FEES          AGENT FEES      TOTALS
                         ----------     ----------------   ------------   ----------
   Money Market          $   83,989     $         83,989   $     35,644    $ 203,622
   U.S. Government
       Money Market              --                   --         15,035       15,035
   Tax Free Money Market     14,672                7,336         46,099       68,107
                         -----------------------------------------------------------
                         $   98,661     $         91,325   $     96,778    $ 286,764
                         ==========     ================   ============    =========

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds listed for the period ended June 30, 1999 were $8,105 and were allocated to each Fund, where appropriate, on a pro rata basis, including 24 other affiliated Funds not presented herein.

5. MONEY MARKET FUND
   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 1999, $854,565,000 represents the investments of other affiliated Funds not presented herein.

6. FUND SHARE TRANSACTIONS
   Share transactions for the period ended June 30, 1999 and year ended December 31, 1998 were as follows:


                                  ON A CONSTANT DOLLAR BASIS (000)
                                  ---------------------------------
                                       1999               1998
   MONEY MARKET                   -------------       -------------
   Proceeds from shares sold          9,826,947          12,024,641
   Proceeds from reinvestment
    of distributions                     24,779              17,841
   Payments for shares redeemed      (9,495,279)        (11,363,736)
                                  -------------       -------------
   Total net increase (decrease)        356,447             678,746
                                  =============       =============

   U.S. GOVERNMENT MONEY MARKET
   Proceeds from shares sold            247,304             431,194
   Proceeds from reinvestment
    of distributions                      3,981               6,807
   Payments for shares redeemed        (271,709)           (459,189)
                                    -----------          ----------
   Total net increase (decrease)        (20,424)            (21,188)
                                    ===========          ==========


   TAX FREE MONEY MARKET
   Proceeds from shares sold            135,346             367,890
   Proceeds from reinvestment
    of distributions                      2,180               3,258
   Payments for shares redeemed        (150,552)           (307,205)
                                    -----------           ---------
   Total net increase (decrease)        (13,026)             63,943
                                    ===========           =========


7. BENEFICIAL INTEREST
   As of June 30, 1999, the following Fund has one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:


   Tax Free Money Market                    38.0%


30  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-700

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

TRUSTEES EMERITUS
 George F. Russell, Jr., Chairman

OFFICERS
 Lynn L. Anderson, President and Chief Executive Officer
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, MA 02109

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402


MONEY MANAGERS
MONEY MARKET FUND
 Frank Russell Investment Management Co., Tacoma, WA

U.S. GOVERNMENT MONEY MARKET FUND
 Frank Russell Investment Management Co., Tacoma, WA
 Standish, Ayer & Wood, Inc., Boston, MA

TAX FREE MONEY MARKET FUND
 Weiss, Peck & Greer, LLC, New York, NY




This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  31

[LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                 A-5424(699)      36-08-070(6/99)

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

1999 Semiannual Report

CLASS C, D, AND E SHARES


EQUITY AGGRESSIVE STRATEGY FUND*

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


JUNE 30, 1999

*Prior to May 1, 1999, this Fund was known as the Equity Balanced Strategy Fund.

                                      [LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

                   Frank Russell Investment
                   Company

                   Frank Russell Investment Company is a
                   "series mutual fund" with 27 different
                   investment portfolios. These financial
                   statements report on five Funds, each of which has distinct investment objectives and strategies.

                   Frank Russell Investment
                   Management Company

                   Responsible for overall management and
                   administration of the Funds.

                   Frank Russell Company

                   Consultant to Frank Russell
                   Investment Management Company.

                       Frank Russell Investment Company

                             LifePoints(R)Funds

                               Semiannual Report

                           June 30, 1999 (Unaudited)


                               Table of Contents

                                                                   Page

        Equity Aggressive Strategy Fund.........................      2

        Aggressive Strategy Fund................................      8

        Balanced Strategy Fund..................................     14

        Moderate Strategy Fund..................................     20

        Conservative Strategy Fund..............................     26

        Notes to Financial Statements...........................     32

        Manager, Money Managers and Service Providers...........     40

Frank Russell Investment Company - LifePoints(R)Funds
Copyright(L)Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceeded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performances and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

Equity Aggressive Strategy Fund

Statement of Net Assets
                                                       June 30, 1999 (Unaudited)

                                             Number        Market
                                               of           Value
                                             Shares           $
                                          -----------   -----------
Investments
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

Domestic Equities - 75.2%
Diversified Equity Fund                      917,308     52,011,349
Quantitative Equity Fund                   1,096,584     51,901,314
Real Estate Securities Fund                  325,100      8,364,814
Special Growth Fund                          378,592     17,506,102
                                                       ------------
                                                        129,783,579
                                                       ------------
International Equities - 24.6%
Emerging Markets Fund                        828,289      8,605,919
International Securities Fund                529,857     33,942,666
                                                       ------------
                                                         42,548,585
                                                       ------------
Short-Term Investments - 1.3%
Money Market Fund
      due on demand (a)                    2,218,000      2,218,000
                                                       ------------
Total Investments - 101.1%
(identified cost $155,015,191)                          174,550,164
                                                       ------------
Other Assets and Liabilities
Deferred organization expenses                               21,007
Other assets                                              1,755,397
Other liabilities                                        (3,636,021)
                                                       ------------
Total Other Assets and Liabilities,
Net - (1.1%)                                             (1,859,617)
                                                       ------------
Net Assets - 100.0%                                     172,690,547
                                                       ============

                                                           Market
                                                            Value
                                                              $
                                                        -----------

Net Assets consist of:
Undistributed net investment income                         403,121
Accumulated distributions in excess
   of net realized gain                                    (819,265)
Unrealized appreciation                                  19,534,973
   (depreciation) on investments
Shares of beneficial interest                               162,957
Additional paid-in capital                              153,408,761
                                                       ------------
Net Assets                                              172,690,547
                                                       ============
Net Asset Value, offering and redemption price
   per share:
   Class C ($2,069,012 divided by 195,542
      shares of $.01 par value shares of
      beneficial interest outstanding)                       $10.58
                                                       ============
   Class D ($5,350,305 divided by 505,086
      shares of $.01 par value shares of
      beneficial interest outstanding)                       $10.59
                                                       ============
   Class E ($165,271,230 divided by 15,595,042
      shares of $.01 par value shares of
      beneficial interest outstanding)                       $10.60
                                                       ============

(a)  At cost, which approximates market.

See accompanying notes, which are an integral part of the financial statements.

2  Equity Aggressive Strategy Fund

Equity Aggressive Strategy Fund

Statement of Operations

                              For the Six Months Ended June 30, 1999 (Unaudited)

Investment Income
   Income distributions from Underlying Funds ................................................   $   1,480,072

Expenses
   Advisory fees ..........................................................   $     135,080
   Administrative fees ....................................................          33,770
   Custodian fees .........................................................          29,602
   Distribution fees - Class C ............................................           4,024
   Distribution fees - Class D ............................................           6,229
   Transfer agent fees ....................................................          39,946
   Professional fees ......................................................           3,028
   Registration fees - Class C ............................................              43
   Registration fees - Class D ............................................             200
   Registration fees - Class E ............................................           5,175
   Shareholder servicing fees - Class C ...................................           1,341
   Shareholder servicing fees - Class D ...................................           6,229
   Shareholder servicing fees - Class E ...................................         161,279
   Trustees' fees .........................................................             461
   Amortization of deferred organization expenses .........................           3,234
   Miscellaneous ..........................................................           2,590
                                                                              -------------
   Expenses before reductions .............................................         432,231
   Expense reductions .....................................................        (253,128)
                                                                              -------------
      Expenses, net ..........................................................................         179,103
                                                                                                 -------------
Net investment income ........................................................................       1,300,969
                                                                                                 -------------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ............................................................      (1,044,773)
   Capital gain distributions from Underlying Funds .......................         811,002           (233,771)
                                                                              -------------
Net change in unrealized appreciation (depreciation) on investments ..........................      14,003,425
                                                                                                 -------------
Net realized and unrealized gain (loss) ......................................................      13,769,654
                                                                                                 -------------
Net increase (decrease) in net assets resulting from operations ..............................   $  15,070,623
                                                                                                 =============

 See accompanying notes, which are an integral part of the financial statements.

                                               Equity Aggressive Strategy Fund 3

Equity Aggressive Strategy Fund

Statement of Changes in Net Assets


                                                                          For the Six Months       For the Year
                                                                         Ended June 30, 1999           Ended
                                                                            (Unaudited)           December 31,1998
                                                                         -------------------      ----------------
Operations
   Net investment income ..................................................   $   1,300,969      $     161,484
   Net realized gain (loss) ...............................................        (233,771)         2,538,657
   Net change in unrealized appreciation (depreciation) ...................      14,003,425          5,748,823
                                                                              -------------      -------------
      Net increase (decrease) in net assets resulting from operations .....      15,070,623          8,448,964
                                                                              -------------      -------------
Distributions
   From net investment income
      Class C .............................................................          (6,823)                --
      Class D .............................................................         (27,770)            (2,101)
      Class E .............................................................        (862,455)          (158,583)
   In excess of net investment income
      Class D .............................................................              --            (11,526)
      Class E .............................................................              --           (869,817)
   From net realized gain on investments
      Class C .............................................................          (3,451)                --
      Class D .............................................................         (36,878)           (23,598)
      Class E .............................................................        (889,768)          (430,626)
   In excess of net realized gain on investments
      Class C .............................................................          (3,040)                --
      Class D .............................................................         (32,484)                --
      Class E .............................................................        (783,741)                --
                                                                              -------------      -------------
         Net decrease from distributions ..................................      (2,646,410)        (1,496,251)
                                                                              -------------      -------------
Share Transactions
   Net increase (decrease) in net assets from share transactions ..........      63,883,996         86,444,463
                                                                              -------------      -------------
Total Net Increase (Decrease) in Net Assets ...............................      76,308,209         93,397,176

Net Assets
   Beginning of period ....................................................      96,382,338          2,985,162
                                                                              -------------      -------------
   End of period (including undistributed net investment income of
      $403,121 and accumulated distributions in excess of
      net investment income of $800, respectively).........................   $ 172,690,547      $  96,382,338
                                                                              =============      =============

See accompanying notes which are an integral part of the financial statements.

4  Equity Aggressive Strategy Fund

Equity Aggressive Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                  1999*
                                                               --------

Net Asset Value, Beginning of Period.........................  $   9.80
                                                               --------
Income From Investment Operations
  Net investment income (d)..................................       .02
  Net realized and unrealized gain (loss) on investments.....       .95
                                                               --------
    Total Income From Investment Operations..................       .97
                                                               --------
Distributions
  From net investment income.................................      (.06)
  From net realized gain on investments......................      (.13)
                                                               --------
    Total Distributions......................................      (.19)
                                                               --------
Net Asset Value, End of Period...............................    $10.58
                                                               ========
Total Return (%)(a)..........................................     10.07

Ratios/Supplemental Data:
  Net Assets, end of period ($ in thousands).................     2,069

Ratios to average net assets (%):
  Operating expenses, net (b)(c).............................      1.00
  Operating expenses, gross (c)(e)...........................        --
  Net investment income (b)..................................       .59

Portfolio turnover rate (%)(b)...............................    108.61


* For the period February 11, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ended June 30, 1999 is not meaningful due to the Class's short period of operation.

                                              Equity Aggressive Strategy Fund  5

Equity Aggressive Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              1999*     1998**
                                                            --------   --------
Net Asset Value, Beginning of Period....................... $   9.81   $   9.92
                                                            --------   --------
Income From Investment Operations
   Net investment income (d)...............................      .09        .01
   Net realized and unrealized gain (loss) on investments..      .88        .10
                                                            --------   --------
      Total Income From Investment Operations..............      .97        .11
                                                            --------   --------
Distributions
   From net investment income..............................     (.06)      (.17)
   From net realized gain on investments...................     (.13)      (.05)
                                                            --------   --------
      Total Distributions..................................     (.19)      (.22)
                                                            --------   --------
Net Asset Value, End of Period.............................   $10.59      $9.81
                                                            ========   =========
Total Return (%)(a)........................................    10.07       1.17

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands)..............    5,350      4,923

   Ratios to average net assets (%)(b):
      Operating expenses, net (c)..........................      .50        .50
      Operating expenses, gross (c)........................      .87        .89
      Net investment income................................     1.74        .01

   Portfolio turnover rate (%)(b)..........................   108.61      73.95


*    For the six months ended June 30, 1999 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1998 are annualized.
(c)  See Note 4 for current amounts.
(d)  Average month-end shares outstanding were used for this calculation.


6 Equity Aggressive Strategy Fund

Equity Aggressive Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   Year Ended December 31,
                                                                  --------------------------
                                                              1999*       1998      1997**
                                                           ---------   ---------   ---------
Net Asset Value, Beginning of Period...................... $    9.80   $    8.83   $   10.00
                                                           ---------   ---------   ---------
Income From Investment Operations
   Net investment income (f)..............................       .10         .03         .09
   Net realized and unrealized gain (loss) on investments.       .89        1.18        (.33)
                                                           ---------   ---------   ---------
      Total Income From Investment Operations.............       .99        1.21        (.24)
                                                           ---------   ---------   ---------
Distributions
   From net investment income.............................      (.06)       (.19)       (.33)
   From net realized gain on investments..................      (.13)       (.05)       (.60)
                                                           ---------   ---------   ---------
      Total Distributions.................................      (.19)       (.24)       (.93)
                                                           ---------   ---------   ---------
Net Asset Value, End of Period............................ $   10.60       $9.80       $8.83
                                                           =========   =========   =========
Total Return (%)(a).......................................     10.35       13.75       (2.42)

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands).............   165,271      91,459       2,985

   Ratios to average net assets (%)(b):
      Operating expenses, net (c).........................       .25         .25         .25
      Operating expenses, gross (c)(d)....................       .63         .62          --
      Net investment income (e)...........................      1.95         .28         .45

   Portfolio turnover rate (%)(b).........................    108.61       73.95       48.30


*    For the six months ended June 30, 1999 (Unaudited).

** For the period September 30, 1997 (commencement of operations) to December 31, 1997.

(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c)  See Note 4 for current amounts.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) The ratio for the period ended December 31, 1997 has not been annualized due to the Class's short period of operation.
(f) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                              Equity Aggressive Strategy Fund  7

Aggressive Strategy Fund

Statement of Net Assets


                                             Number       Market
                                               of          Value
                                             Shares          $
                                            --------   ------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 57.7%
Diversified Equity Fund                      470,247     26,663,009
Quantitative Equity Fund                     561,623     26,581,634
Real Estate Securities Fund                  240,000      6,175,188
Special Growth Fund                          301,883     13,959,083
                                                       ------------
                                                         73,378,914
                                                       ------------

International Equities - 23.3%
Emerging Markets Fund                        603,893      6,274,448
International Securities Fund                364,804     23,369,336
                                                       ------------
                                                         29,643,784
                                                       ------------

Bonds - 17.5%
Multistrategy Bond Fund                    2,264,197     22,166,485
                                                       ------------

Short-Term Investments - 0.7%
Money Market Fund
      due on demand (a)                      941,000        941,000
                                                       ------------

Total Investments - 99.2%
(identified cost $117,483,683)                          126,130,183
                                                       ------------

Other Assets and Liabilities
Deferred organization expenses                               20,777
Other assets                                              1,420,767
Liabilities                                                (446,105)
                                                       ------------

Total Other Assets and Liabilities,
Net - 0.8%                                                  995,439
                                                       ------------

Net Assets - 100.0%                                     127,125,622
                                                       ============
Net Assets consist of:
Undistributed net investment income                         268,845
Accumulated distributions in excess
   of net realized gain                                    (628,615)
Unrealized appreciation                                   8,646,500
   (depreciation) on investments
Shares of beneficial interest                               120,958
Additional paid-in capital                              118,717,934
                                                       ------------

Net Assets                                              127,125,622
                                                       ============

Net Asset Value, offering and redemption price
   per share:
   Class C ($2,895,612 divided by 276,222
     shares of $.01 par value shares of
     beneficial interest outstanding)               $         10.48
                                                       ============
   Class D ($3,588,713 divided by 341,322
     shares of $.01 par value shares of
     beneficial interest outstanding)               $         10.51
                                                       ============
   Class E ($120,641,297 divided by 11,478,295
     shares of $.01 par value shares of
     beneficial interest outstanding)              $          10.51
                                                       ============


(a)  At cost, which approximates market.


See accompanying notes, which are an integral part of the financial statements.

8 Aggressive Strategy Fund

Aggressive Strategy Fund

Statement of Operations

                              For the Six Months Ended June 30, 1999 (Unaudited)


Investment Income
   Income distributions from Underlying Funds .........................................     $     965,636

Expenses
   Advisory fees ....................................................     $      94,606
   Administrative fees ..............................................            23,651
   Custodian fees ...................................................            27,653
   Distribution fees - Class C ......................................             4,946
   Distribution fees - Class D ......................................             4,994
   Transfer agent fees ..............................................            37,306
   Professional fees ................................................             2,828
   Registration fees - Class C ......................................                71
   Registration fees - Class D ......................................               214
   Registration fees - Class E ......................................             4,776
   Shareholder servicing fees - Class C .............................             1,649
   Shareholder servicing fees - Class D .............................             4,994
   Shareholder servicing fees - Class E .............................           111,614
   Trustees' fees ...................................................               431
   Amortization of deferred organization expenses ...................             3,233
   Miscellaneous ....................................................             2,421
                                                                          -------------
   Expenses before reductions .......................................           325,387
   Expense reductions ...............................................          (197,190)
                                                                          -------------
      Expenses, net ...................................................................           128,197
                                                                                            -------------
Net investment income .................................................................           837,439
                                                                                            -------------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ......................................................          (494,314)
   Capital gain distributions from Underlying Funds .................           358,936          (135,378)
                                                                          -------------
Net change in unrealized appreciation (depreciation) on investments ...................         7,555,888
                                                                                            -------------
Net realized and unrealized gain (loss) ...............................................         7,420,510
                                                                                            -------------
Net increase (decrease) in net assets resulting from operations .......................     $   8,257,949
                                                                                            =============

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Strategy Fund 9

Aggressive Strategy Fund

Statement of Changes in Net Assets


                                                                           For the Six      For the Year
                                                                           Months Ended         Ended
                                                                          June 30, 1999      December 31,
                                                                           (Unaudited)          1998
                                                                          -------------     -------------
Operations
   Net investment income ............................................     $     837,439     $     720,772
   Net realized gain (loss) .........................................          (135,378)        1,160,217
   Net change in unrealized appreciation (depreciation) .............         7,555,888         1,402,719
                                                                          -------------     -------------

      Net increase (decrease) in net assets resulting from operations         8,257,949         3,283,708
                                                                          -------------     -------------

Distributions
   From net investment income
      Class C .......................................................            (8,886)
      Class D .......................................................           (20,483)          (38,378)
      Class E .......................................................          (543,053)         (685,110)
   In excess of net investment income
      Class D .......................................................                --           (15,889)
      Class E .......................................................                --          (283,634)
   From net realized gain on investments
      Class C .......................................................            (2,668)               --
      Class D .......................................................           (30,177)           (4,399)
      Class E .......................................................          (542,502)          (73,262)
   In excess of net realized gain on investments
      Class C .......................................................            (2,915)               --
      Class D .......................................................           (32,971)               --
      Class E .......................................................          (592,729)               --
                                                                          -------------     -------------

         Net decrease from distributions ............................        (1,776,384)       (1,100,672)
                                                                          -------------     -------------
Share Transactions
   Net increase (decrease) in net assets from share transactions ....        54,807,345        58,346,402
                                                                          -------------     -------------

Total Net Increase (Decrease) in Net Assets .........................        61,288,910        60,529,438

Net Assets
   Beginning of period ..............................................        65,836,712         5,307,274
                                                                          -------------     -------------
   End of period (including undistributed net investment income of
      $268,845 and $3,828, respectively) ............................     $ 127,125,622     $  65,836,712
                                                                          =============     =============

See accompanying notes which are an integral part of the financial statements.

10 Aggressive Strategy Fund

Aggressive Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                1999*
                                                              ---------

Net Asset Value, Beginning of Period ....................     $   10.11
                                                              ---------
Income From Investment Operations
   Net investment income (d) ............................           .01
   Net realized and unrealized gain (loss) on investments           .56
                                                              ---------
      Total Income From Investment Operations ...........           .57
                                                              ---------
Distributions
   From net investment income ...........................          (.05)
   From net realized gain on investments ................          (.15)
                                                              ---------
      Total Distributions ...............................          (.20)
                                                              ---------
Net Asset Value, End of Period ..........................     $   10.48
                                                              =========
Total Return (%)(a) .....................................          5.81

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........         2,896

   Ratios to average net assets (%):
      Operating expenses, net (b)(c) ....................          1.00
      Operating expenses, gross (c)(e)                               --
      Net investment income .............................           .50

   Portfolio turnover rate (%)(b) .......................        116.46


* For the period January 29, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) See Note 4 for current period amounts.
(d) Average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ending June 30, 1999 is not meaningful due to the Class's short period of operation.


                                                     Aggressive Strategy Fund 11

Aggressive Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                1999*          1998**
                                                              ---------      ---------
Net Asset Value, Beginning of Period ....................     $    9.95      $   10.09
                                                              ---------      ---------
Income From Investment Operations
   Net investment income (d) ............................           .09            .13
   Net realized and unrealized gain (loss) on investments           .67           (.05)
                                                              ---------      ---------
      Total Income From Investment Operations ...........           .76            .08
                                                              ---------      ---------
Distributions
   From net investment income ...........................          (.05)          (.21)
   From net realized gain on investments ................          (.15)          (.01)
                                                              ---------      ---------
      Total Distributions ...............................          (.20)          (.22)
                                                              ---------      ---------
Net Asset Value, End of Period ..........................     $   10.51      $    9.95
                                                              =========      =========
Total Return (%)(a) .....................................          7.81            .96

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........         3,589          3,649

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................           .50            .50
      Operating expenses, gross (c) .....................           .91            .93
      Net investment income .............................          1.77           1.74

   Portfolio turnover rate (%)(b) .......................        116.46          93.08


*    For the six months ended June 30, 1999 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1998 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.


12 Aggressive Strategy Fund

Aggressive Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              Years Ended December 31,
                                                                             -------------------------
                                                                1999*           1998           1997**
                                                              ---------      ----------     ----------
Net Asset Value, Beginning of Period ....................     $    9.94      $     9.14     $    10.00
                                                              ---------      ----------     ----------
Income From Investment Operations
   Net investment income (f) ............................           .09             .19            .10
   Net realized and unrealized gain (loss) on investments           .69             .87           (.11)
                                                              ---------      ----------     ----------
      Total Income From Investment Operations ...........           .78            1.06           (.01)
                                                              ---------      ----------     ----------
Distributions
   From net investment income ...........................          (.06)           (.25)          (.31)
   From net realized gain on investments ................          (.15)           (.01)          (.54)
                                                              ---------      ----------     ----------
      Total Distributions ...............................          (.21)           (.26)          (.85)
                                                              ---------      ----------     ----------
Net Asset Value, End of Period ..........................     $   10.51      $     9.94     $     9.14
                                                              =========      ==========     ==========
Total Return (%)(a) .....................................          7.99           11.69           (.19)

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........       120,641          62,188          5,307

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................           .25             .25            .25
      Operating expenses, gross (c)(d) ..................           .67             .66             --
      Net investment income (e) .........................          1.79            1.88            .97

   Portfolio turnover rate (%)(b) .......................        116.46           93.08          56.88


*    For the six months ended June 30, 1999 (Unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c)  See Note 4 for current period amounts.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) The ratio for the period ended December 31, 1997 has not been annualized due to the Class's short period of operation.
(f) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                     Aggressive Strategy Fund 13

Balanced Strategy Fund

Statement of Net Assets

                                                    Number           Market
                                                      of             Value
                                                    Shares             $
                                                   --------       -----------
Investments
Portfolios of the Frank Russell Investment Company
   Series Mutual Fund - Class S Shares

Domestic Equities - 42.9%
Diversified Equity Fund                             767,138        43,496,696
Quantitative Equity Fund                            914,226        43,270,310
Real Estate Securities Fund                         511,650        13,164,764
Special Growth Fund                                 292,543        13,527,195
                                                                  -----------
                                                                  113,458,965
                                                                  -----------
International Equities - 16.8%
Emerging Markets Fund                               762,690         7,924,350
International Securities Fund                       571,889        36,635,194
                                                                  -----------
                                                                   44,559,544
                                                                  -----------
Bonds - 40.7%
Diversified Bond Fund                             2,925,720        65,770,178
Multistrategy Bond Fund                           4,293,603        42,034,375
                                                                  -----------
                                                                  107,804,553
                                                                  -----------
Short-Term Investments - 0.5%
Money Market Fund
      due on demand (a)                           1,376,000         1,376,000
                                                                  -----------
Total Investments - 100.9%
(identified cost $254,401,780)                                    267,199,062
                                                                  -----------
Other Assets and Liabilities
Deferred organization expenses                                         20,777
Other assets                                                        2,196,096
Liabilities                                                        (4,688,546)
                                                                  -----------
Total Other Assets and Liabilities,
Net - (0.9%)                                                       (2,471,673)
                                                                  -----------
Net Assets - 100.0%                                               264,727,389
                                                                  ===========
June 30, 1999 (Unaudited)
                                                                     Market
                                                                     Value
                                                                       $
                                                                  -----------
Net Assets consist of:
Undistributed net investment income                                 1,198,470
 Accumulated distributions in excess
   of net realized gain                                              (912,539)
Unrealized appreciation
   (depreciation) on investments                                   12,797,282
Shares of beneficial interest                                         253,807
Additional paid-in capital                                        251,390,369
                                                                  -----------
Net Assets                                                        264,727,389
                                                                  ===========
Net Asset Value, offering and redemption price
      per share:
      Class C ($6,392,667 divided by 614,742
        shares of $.01 par value shares of
        beneficial interest outstanding)                         $      10.40
      Class D ($2,930,028 divided by 280,769                     ============
        shares of $.01 par value shares of
        beneficial interest outstanding)                         $      10.44
      Class E ($255,404,694 divided by 24,485,157                ============
        shares of $.01 par value shares of
        beneficial interest outstanding)                         $      10.43
                                                                 ============
(a)  At cost, which approximates market.

See accompanying notes, which are an integral part of the financial statements.

14 Balanced Strategy Fund

Balanced Strategy Fund

Statement of Operations

                                                              For the Six Months Ended June 30, 1999 (Unaudited)

Investment Income
   Income Distributions from Underlying Funds ...................................................   $  3,465,987

Expenses
   Advisory fees ..............................................................   $    219,910
   Administrative fees ........................................................         54,977
   Custodian fees .............................................................         44,188
   Distribution fees - Class C ................................................          9,116
   Distribution fees - Class D ................................................          5,317
   Transfer agent fees ........................................................         59,612
   Professional fees ..........................................................          4,519
   Registration fees - Class C ................................................             89
   Registration fees - Class D ................................................            157
   Registration fees - Class E ................................................          7,840
   Shareholder servicing fees - Class C .......................................          3,038
   Shareholder servicing fees - Class D .......................................          5,317
   Shareholder servicing fees - Class E .......................................        266,531
   Trustees' fees .............................................................            689
   Amortization of deferred organization expenses .............................          3,234
   Miscellaneous ..............................................................          3,867
                                                                                  ------------

   Expenses before reductions .................................................        688,401
   Expense reductions .........................................................       (399,081)
                                                                                  ------------
      Expenses, net .............................................................................        289,320
                                                                                                    ------------

Net investment income ...........................................................................      3,176,667
                                                                                                    ------------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ................................................................     (1,339,729)
   Capital gain distributions from Underlying Funds ...........................        955,431          (384,298)
                                                                                  ------------
Net change in unrealized appreciation (depreciation) on investments .............................      9,498,704
                                                                                                    ------------
Net realized and unrealized gain (loss) .........................................................      9,114,406
                                                                                                    ------------
Net increase (decrease) in net assets resulting from operations .................................   $ 12,291,073
                                                                                                    ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund 15

Balanced Strategy Fund

Statement of Changes in Net Assets

                                                                                     For the Six Months         For the Year
                                                                                     Ended June 30, 1999           Ended
                                                                                           (Unaudited)       December 31, 1998
                                                                                     ------------------      ------------------
Operations
   Net investment income ........................................................... $        3,176,667      $        3,382,872
   Net realized gain (loss) ........................................................           (384,298)              3,765,388
   Net change in unrealized appreciation (depreciation) ............................          9,498,704               3,463,095
                                                                                     ------------------      ------------------
      Net increase (decrease) in net assets resulting from operations ..............         12,291,073              10,611,355
                                                                                     ------------------      ------------------

Distributions
   From net investment income
      Class C ......................................................................            (23,207)                      -
      Class D ......................................................................            (38,835)                (55,098)
      Class E ......................................................................         (1,921,788)             (3,333,407)
   In excess of net investment income
      Class D ......................................................................                  -                 (23,808)
      Class E ......................................................................                  -              (1,440,336)
   From net realized gain on investments
      Class C ......................................................................             (1,261)
      Class D ......................................................................            (31,483)                (15,716)
      Class E ......................................................................         (1,352,306)               (493,631)
   In excess of net realized gain on investments
      Class C ......................................................................               (831)                      -
      Class D ......................................................................            (20,742)                      -
      Class E ......................................................................           (890,966)                      -
                                                                                     ------------------      ------------------

         Net decrease from distributions ...........................................         (4,281,419)             (5,361,996)
                                                                                     ------------------      ------------------
Share Transactions
   Net increase (decrease) in net assets from share transactions ...................         90,656,132             157,257,748
                                                                                     ------------------      ------------------

Total Net Increase (Decrease) in Net Assets ........................................         98,665,786             162,507,107

Net Assets
   Beginning of period .............................................................        166,061,603               3,554,496
                                                                                     ------------------      ------------------
   End of period (including undistributed net investment income of
      $1,198,470 and $5,633, respectively) .........................................      $ 264,727,389           $ 166,061,603
                                                                                     ==================      ==================

See accompanying notes which are an integral part of the financial statements.


16 Balanced Strategy Fund

Balanced Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                   1999*
                                                               ------------

Net Asset Value, Beginning of Period ....................      $      10.26
                                                               ------------

Income From Investment Operations
   Net investment income (d) ............................               .03
   Net realized and unrealized gain (loss) on investments               .31
                                                               ------------

      Total Income From Investment Operations ...........               .34
                                                               ------------

Distributions
   From net investment income ...........................              (.08)
   From net realized gain on investments ................              (.12)
                                                               ------------

      Total Distributions ...............................              (.20)
                                                               ------------

Net Asset Value, End of Period ..........................      $      10.40
                                                               ============

Total Return (%)(a) .....................................              3.41

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             6,393

   Ratios to average net assets (%):
      Operating expenses, net (b)(c) ....................              1.00
      Operating expenses, gross (c)(e) ..................                 -
      Net investment income .............................              1.17

   Portfolio turnover rate (%)(b) .......................             97.31



* For the period January 29, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ending June 30, 1999 is not meaningful due to the Class's short period of operation.


                                                       Balanced Strategy Fund 17

Balanced Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                   1999*           1998**
                                                               ------------    ------------
Net Asset Value, Beginning of Period ....................      $      10.13    $      10.22
                                                               ------------    ------------

Income From Investment Operations
   Net investment income (d) ............................               .15             .24
   Net realized and unrealized gain (loss) on investments               .36             .07
                                                               ------------    ------------

      Total Income From Investment Operations ...........               .51             .31
                                                               ------------    ------------

Distributions
   From net investment income ...........................              (.08)           (.37)
   From net realized gain on investments ................              (.12)           (.03)
                                                               ------------    ------------

      Total Distributions ...............................              (.20)           (.40)
                                                               ------------    ------------

Net Asset Value, End of Period ..........................      $      10.44    $      10.13
                                                               ============    ============

Total Return (%)(a) .....................................              5.11            3.23

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             2,930           4,953

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................               .50             .50
      Operating expenses, gross (c) .....................               .86             .86
      Net investment income .............................              2.92            3.18

   Portfolio turnover rate (%)(b) .......................             97.31           78.85

*    For the six months ended June 30, 1999 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1998 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.




18 Balanced Strategy Fund

Balanced Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    Years Ended December 31,
                                                                                 ------------------------------
                                                                    1999*             1998            1997**
                                                               --------------    --------------    ------------
Net Asset Value, Beginning of Period ....................      $        10.12    $         9.46    $      10.00
                                                               --------------    --------------    ------------

Income From Investment Operations
   Net investment income (f) ............................                 .15               .31             .09
   Net realized and unrealized gain (loss) on investments                 .37               .78             .02
                                                               --------------    --------------    ------------

      Total Income From Investment Operations ...........                 .52              1.09             .11
                                                               --------------    --------------    ------------

Distributions
   From net investment income ...........................                (.09)             (.40)           (.24)
   From net realized gain on investments ................                (.12)             (.03)           (.41)
                                                               --------------    --------------    ------------

      Total Distributions ...............................                (.21)             (.43)           (.65)
                                                               --------------    --------------    ------------

Net Asset Value, End of Period ..........................      $        10.43    $        10.12    $       9.46
                                                               ==============    ==============    ============

Total Return (%)(a) .....................................                5.17             11.66            1.04

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             255,405           161,108           3,554

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................                 .25               .25             .25
      Operating expenses, gross (c)(d) ..................                 .61               .61               -
      Net investment income (e) .........................                2.91              3.05            1.30

   Portfolio turnover rate (%)(b) .......................               97.31             78.85           29.58

*    For the six months ended June 30, 1999 (Unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c)  See Note 4 for current period amounts.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) The ratio for the period ended December 31, 1997 has not been annualized due to the Class's short period of operation.
(f) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                       Balanced Strategy Fund 19

Moderate Strategy Fund

Statement of Net Assets

                                                       June 30, 1999 (Unaudited)

                                                      Number          Market
                                                        of             Value
                                                      Shares             $
                                                     --------       ----------
Investments
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

Domestic Equities - 29.0%
Diversified Equity Fund                               77,072         4,370,009
Quantitative Equity Fund                              91,846         4,347,086
Real Estate Securities Fund                           74,779         1,924,058
Special Growth Fund                                   17,101           790,765
                                                                    ----------
                                                                    11,431,918
                                                                    ----------

International Equities - 10.8%
Emerging Markets Fund                                 74,372           772,727
International Securities Fund                         54,320         3,479,731
                                                                    ----------
                                                                     4,252,458
                                                                    ----------

Bonds - 59.4%
Diversified Bond Fund                                468,940        10,541,774
Short Term Bond Fund                                 702,489        12,855,544
                                                                    ----------
                                                                    23,397,318
                                                                    ----------

Total Investments - 99.2%
(identified cost $37,726,464)                                       39,081,694
                                                                    ----------

Other Assets and Liabilities
Deferred organization expenses                                          21,042
Other assets                                                           785,175
Liabilities                                                           (501,123)
                                                                    ----------

Total Other Assets and Liabilities,
Net - 0.8%                                                             305,094
                                                                    ----------

Net Assets - 100.0%                                                 39,386,788
                                                                    ==========

Net Assets consist of:
Undistributed net investment income                                    129,261
Accumulated distributions in excess
   of net realized gain                                               (198,400)
Unrealized appreciation                                              1,355,230
   (depreciation) on investments
Shares of beneficial interest                                           38,042
Additional paid-in capital                                          38,062,655
                                                                    ----------

Net Assets                                                          39,386,788
                                                                    ==========

Net Asset Value, offering and redemption price
      per share:
      Class C ($847,981 divided by 81,985
        shares of $.01 par value shares of
        beneficial interest outstanding)                           $     10.34
                                                                    ==========
      Class D ($1,885,778 divided by 182,115
        shares of $.01 par value shares of
        beneficial interest outstanding)                           $     10.35
                                                                    ==========
      Class E ($36,653,029 divided by 3,540,095
        shares of $.01 par value shares of
        beneficial interest outstanding)                           $     10.35
                                                                    ==========

See accompanying notes which are an integral part of the financial statements.

20 Moderate Strategy Fund

Moderate Strategy Fund

Statement of Operations

Amounts in thousands

                                                    For the Six Months Ended June 30, 1999 (Unaudited)


Investment Income
   Income Distributions from Underlying Funds ......................................       $   557,662

Expenses
   Advisory fees ....................................................    $    31,936
   Administrative fees ..............................................          7,984
   Custodian fees ...................................................         25,668
   Distribution fees - Class C ......................................          1,518
   Distribution fees - Class E ......................................          2,364
   Transfer agent fees ..............................................         34,627
   Professional fees ................................................          2,625
   Registration fees - Class C ......................................             60
   Registration fees - Class D ......................................          4,360
   Registration fees - Class E ......................................            278
   Shareholder servicing fees - Class C .............................            506
   Shareholder servicing fees - Class D .............................         37,050
   Shareholder servicing fees - Class E .............................          2,364
   Trustees' fees ...................................................            400
   Amortization of deferred organization expenses ...................          3,234
   Miscellaneous ....................................................          2,245
                                                                         -----------
   Expenses before reductions .......................................        157,219
   Expense reductions ...............................................       (113,417)
                                                                         -----------
      Expenses, net ................................................................            43,802
                                                                                           -----------
Net investment income ..............................................................           513,860
                                                                                           -----------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ......................................................       (102,255)
   Capital gain distributions from Underlying Funds .................        112,288            10,033
                                                                         -----------
Net change in unrealized appreciation (depreciation) on investments ................           797,815
                                                                                           -----------
Net realized and unrealized gain (loss) ............................................           807,848
                                                                                           -----------
Net increase (decrease) in net assets resulting from operations ....................       $ 1,321,708
                                                                                           ===========

                        See accompanying notes which are an integral part of the financial statements.

                                                                             Moderate Strategy Fund 21

Moderate Strategy Fund

Statement of Changes in Net Assets

Operations
   Net investment income ............................................      $    513,860       $    448,325
   Net realized gain (loss) .........................................            10,033             64,608
   Net change in unrealized appreciation (depreciation) .............           797,815            570,808
                                                                           ------------       ------------
      Net increase (decrease) in net assets resulting from operations         1,321,708          1,083,741
                                                                           ------------       ------------
Distributions
   From net investment income
      Class C .......................................................            (5,198)                --
      Class D .......................................................           (21,146)           (38,395)
      Class E .......................................................          (359,000)          (411,121)
   In excess of net investment income
      Class D .......................................................                --             (6,315)
      Class E .......................................................                --            (67,616)
   From net realized gain on investments
      Class D .......................................................                --             (1,557)
      Class E .......................................................                --            (16,063)
   In excess of net realized gain on investments
      Class C .......................................................            (1,904)                --
      Class D .......................................................           (10,674)                --
      Class E .......................................................          (167,729)                --
                                                                           ------------       ------------
         Net decrease from distributions ............................          (565,651)          (541,067)
                                                                           ------------       ------------
Share Transactions
   Net increase (decrease) in net assets from share transactions ....        18,277,698         19,425,232
                                                                           ------------       ------------
Total Net Increase (Decrease) in Net Assets .........................        19,033,755         19,967,906

Net Assets
   Beginning of period ..............................................        20,353,033            385,127
                                                                           ------------        ------------
   End of period (including undistributed net investment income of
      $129,261 and $745, respectively) ..............................      $ 39,386,788       $ 20,353,033
                                                                           ============       ============

See accompanying notes which are an integral part of the financial statements.

22 Moderate Strategy Fund

Moderate Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                 1999*
                                                               ----------
Net Asset Value, Beginning of Period ....................      $    10.15
                                                               ----------
Income From Investment Operations
   Net investment income (d) ............................             .09
   Net realized and unrealized gain (loss) on
   investments ..........................................             .27
                                                               ----------
      Total Income From Investment Operations ...........             .36
                                                               ----------
Distributions
   From net investment income ...........................            (.11)
   From net realized gain on investments ................            (.06)
                                                               ----------
      Total Distributions ...............................            (.17)
                                                               ----------
Net Asset Value, End of Period ..........................      $    10.34
                                                               ==========
Total Return (%)(a) .....................................            3.58

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             848

   Ratios to average net assets (%):
      Operating expenses, net (b)(c) ....................            1.00
      Operating expenses, gross (c)(e) ..................              --
      Net investment income .............................            2.95

   Portfolio turnover rate (%)(b) .......................          183.18

* For the period February 11, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ending June 30, 1999 is not meaningful due to the Class's short period of operation.

                                                       Moderate Strategy Fund 23

Moderate Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                  1999*           1998**
                                                               ------------    ------------
Net Asset Value, Beginning of Period ....................      $      10.15    $      10.18
                                                               ------------    ------------
Income From Investment Operations
   Net investment income (d) ............................               .15             .26
   Net realized and unrealized gain (loss) on investments               .22             .09
                                                               ------------    ------------

      Total Income From Investment Operations ...........               .37             .35
                                                               ------------    ------------
Distributions
   From net investment income ...........................              (.11)           (.37)
   From net realized gain on investments ................              (.06)           (.01)
                                                               ------------    ------------

      Total Distributions ...............................              (.17)           (.38)
                                                               ------------    ------------

Net Asset Value, End of Period ..........................      $      10.35    $      10.15
                                                               ============    ============

Total Return (%)(a) .....................................              3.68            3.57

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             1,886           1,780

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................               .50             .50
      Operating expenses, gross (c) .....................              1.19            1.01
      Net investment income .............................              2.95            3.41

   Portfolio turnover rate (%)(b) .......................            183.18          175.58

*    For the six months ended June 30, 1999 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Periods less than one year are not annualized.
(b) The ratios for periods ended June 30, 1999 and December 31, 1998 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.

24 Moderate Strategy Fund

Moderate Strategy Fund

Financial Highlights  - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                  Years Ended December 31,
                                                                                --------------------------
                                                                    1999*           1998           1997**
                                                               ------------     ------------     ---------
Net Asset Value, Beginning of Period ....................      $       10.15    $        9.61    $    10.00
                                                                 -----------     ------------     ---------
Income From Investment Operations
   Net investment income (f) ............................                .17              .39           .07
   Net realized and unrealized gain (loss) on investments                .20              .57          (.08)
                                                                 -----------     ------------     ---------
      Total Income From Investment Operations ...........                .37              .96          (.01)
                                                                 -----------     ------------     ---------
Distributions
   From net investment income ...........................               (.11)            (.41)         (.14)
   From net realized gain on investments ................               (.06)            (.01)         (.24)
                                                                 -----------     ------------     ---------
      Total Distributions ...............................               (.17)            (.42)         (.38)

Net Asset Value, End of Period ..........................      $       10.35    $       10.15    $     9.61
                                                               =============    =============    ==========
Total Return (%)(a) .....................................               3.75            10.19          (.06)

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             36,653           18,573           385

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................                .25              .25           .25
      Operating expenses, gross (c)(d) ..................                .96              .94            --
      Net investment income (e) .........................               3.25             3.71          1.01

   Portfolio turnover rate (%)(b) .......................             183.18           175.58          9.66

*    For the six months ended June 30, 1999 (Unaudited).
** For the period October 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for periods ended June 30, 1999 and December 31, 1997 are annualized.
(c)  See Note 4 for current period amounts.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) The ratio for the period ended December 31, 1997 has not been annualized due to the Class's short period of operation.
(f) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                       Moderate strategy Fund 25

Conservative Strategy Fund

Statement of Net Assets

                                                       June 30, 1999 (Unaudited)

                                             Number         Market
                                              of             Value
                                             Shares            $
Investments                                  ------      -------------
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

Domestic Equities - 16.6%
Diversified Equity Fund                       14,379           815,302
Quantitative Equity Fund                      20,578           973,950
Real Estate Securities Fund                   30,671           789,162
                                                         -------------
                                                             2,578,414
                                                         -------------

International Equities - 6.1%
Emerging Markets Fund                         15,182           157,739
International Securities Fund                 12,169           779,532
                                                         -------------
                                                               937,271
                                                         -------------

Bonds - 79.2%
Diversified Bond Fund                        126,228         2,837,598
Short Term Bond Fund                         514,396         9,413,455
                                                         -------------
                                                            12,251,053
                                                         -------------

Total Investments - 101.9%
(identified cost $15,620,427)                               15,766,738
                                                         -------------

Other Assets and Liabilities
Other assets                                                    96,176
Liabilities                                                   (394,066)
                                                         -------------

Total Other Assets and Liabilities,
Net - (1.9%)                                                  (297,890)
                                                         -------------

Net Assets - 100.0%                                         15,468,848
                                                         =============


                                                             Market
                                                              Value
                                                                $
                                                          ------------
Net Assets consist of:
Undistributed net investment income                             24,027
Accumulated distributions in excess                            (15,938)
   of net realized gain
Unrealized appreciation                                        146,311
   (depreciation) on investments
Shares of beneficial interest                                   14,985
Additional paid-in capital                                  15,299,463
                                                          ------------

Net Assets                                                  15,468,848
                                                          ============
Net Asset Value, offering and redemption price
      per share:
      Class C ($89,230 divided by 8,658
        shares of $.01 par value shares of
        beneficial interest outstanding)                  $      10.31
                                                          ============
      Class D ($1,291,798 divided by 125,153
        shares of $.01 par value shares of
        beneficial interest outstanding)                  $      10.32
                                                          ============
      Class E ($14,087,820 divided by 1,364,689
        shares of $.01 par value shares of
        beneficial interest outstanding)                  $      10.32
                                                          ============



See Accompanying notes which are an integral part of the financial statements.

26 Conservatives Strategy Fund

Conservative Strategy Fund

Statement of Operations

                              For the Six Months Ended June 30, 1999 (Unaudited)

Investment Income
   Income distributions from Underlying Funds ....................................       $ 200,589

Expenses
   Advisory fees ..................................................      $  10,980
   Administrative fees ............................................          2,745
   Custodian fees .................................................         40,414
   Distribution fees - Class C ....................................            137
   Distribution fees - Class D ....................................          1,125
   Transfer agent fees ............................................         54,536
   Professional fees ..............................................          4,133
   Registration fees - Class C ....................................             25
   Registration fees - Class D ....................................            603
   Registration fees - Class E ....................................          6,768
   Shareholder servicing fees - Class C ...........................             46
   Shareholder servicing fees - Class D ...........................          1,125
   Shareholder servicing fees - Class E ...........................         12,553
   Trustees' fees .................................................            629
   Miscellaneous ..................................................          3,537
                                                                         ---------

   Expenses before reductions .....................................        139,356
   Expense reductions .............................................       (124,370)
                                                                         ---------

      Expenses, net ..............................................................          14,986
                                                                                         ---------

Net investment income ............................................................         185,603
                                                                                         ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ....................................................        (17,022)
   Capital gain distributions from Underlying Funds ...............         21,525           4,503
                                                                         ---------
Net change in unrealized appreciation (depreciation) on investments ..............          84,808
                                                                                         ---------

Net realized and unrealized gain (loss) ..........................................          89,311
                                                                                         ---------

Net increase (decrease) in net assets resulting from operations ..................       $ 274,914
                                                                                         =========

  See accompanying notes which are an integral part of the financial statements.

                                                   Conservative Strategy Fund 27

Conservative Strategy Fund

Statement of Changes in Net Assets

                                                                            For the Six        For the Year
                                                                           Months Ended           Ended
                                                                           June 30, 1999       December 31,
                                                                            (Unaudited)            1998
                                                                           -------------      -------------
Operations
   Net investment income ............................................      $    185,603       $    112,183
   Net realized gain (loss) .........................................             4,503             10,145
   Net change in unrealized appreciation (depreciation) .............            84,808             61,843
                                                                           -------------      -------------

      Net increase (decrease) in net assets resulting from operations           274,914            184,171
                                                                           -------------      -------------

Distributions
   From net investment income
      Class C .......................................................              (422)                --
      Class D .......................................................           (10,803)           (17,084)
      Class E .......................................................          (150,425)           (95,177)
   In excess of net investment income
      Class D .......................................................                --             (1,561)
      Class E .......................................................                --             (8,699)
   From net realized gain on investments
      Class C .......................................................                (3)                --
      Class D .......................................................              (282)               (70)
      Class E .......................................................            (3,455)              (504)
   In excess of net realized gain on investments
      Class C .......................................................               (14)                --
      Class D .......................................................            (1,202)                --
      Class E .......................................................           (14,722)                --
                                                                           -------------      -------------

         Net decrease from distributions ............................          (181,328)          (123,095)
                                                                           -------------      -------------

Share Transactions
   Net increase (decrease) in net assets from share transactions ....        10,346,264          4,945,302
                                                                           -------------      -------------

Total Net Increase (Decrease) in Net Assets .........................        10,439,850          5,006,378

Net Assets
   Beginning of period ..............................................         5,028,998             22,620
                                                                           -------------      -------------
   End of period (including undistributed net investment income of
      $24,027 and $74, respectively) ................................      $ 15,468,848       $  5,028,998
                                                                           =============      =============

See accompanying notes which are an integral part of the financial statements.

28 Conservative Strategy Fund

Conservative Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                  1999*
                                                               ----------

Net Asset Value, Beginning of Period ....................      $    10.26
                                                               ----------

Income From Investment Operations
   Net investment income (d) ............................             .05
   Net realized and unrealized gain (loss) on investments             .16
                                                               ----------

      Total Income From Investment Operations ...........             .21
                                                               ----------

Distributions
   From net investment income ...........................            (.14)
   From net realized gain on investments ................            (.02)
                                                               ----------

      Total Distributions ...............................            (.16)
                                                               ----------

Net Asset Value, End of Period ..........................      $    10.31
                                                               ==========

Total Return (%)(a) .....................................            2.09

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........              89

   Ratios to average net assets (%):
      Operating expenses, net (b)(c) ....................            1.00
      Operating expenses, gross (c)(e) ..................              --
      Net investment income .............................            1.73

   Portfolio turnover rate (%)(b) .......................          249.12


* For the period February 11, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ending June 30, 1999 is not meaningful due to the Class's short period of operation.

                                                   Conservative Strategy Fund 29

Conservative Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                   1999*          1998**
                                                               ------------    ----------
Net Asset Value, Beginning of Period ....................      $      10.25    $    10.20
                                                               ------------    ----------

Income From Investment Operations
   Net investment income (d) ............................               .14           .32
   Net realized and unrealized gain (loss) on investments               .09           .06
                                                               ------------    ----------

      Total Income From Investment Operations ...........               .23           .38
                                                               ------------    ----------

Distributions
   From net investment income ...........................              (.14)         (.33)
   From net realized gain on investments ................              (.02)           --
                                                               ------------    ----------

      Total Distributions ...............................              (.16)         (.33)
                                                               ------------    ----------

Net Asset Value, End of Period ..........................      $      10.32    $    10.25
                                                               ============    ==========

Total Return (%)(a) .....................................              2.27          3.77

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             1,292           618

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................               .50           .50
      Operating expenses, gross (c) .....................              2.75          1.73
      Net investment income .............................              2.79          3.99

   Portfolio turnover rate (%)(b) .......................            249.12        169.79


*    For the six months ended June 30, 1999 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1998 are annualized.
(c)  See Note 4 for current period amounts.
(d)  Average month-end shares outstanding were used for this calculation.


30 Conservative Strategy Fund

Conservative Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                   1999*            1998          1997**
                                                               -------------    ------------    ---------
Net Asset Value, Beginning of Period ....................      $       10.24    $       9.88    $   10.00
                                                               -------------    ------------    ---------

Income From Investment Operations
   Net investment income (f) ............................                .18             .46          .07
   Net realized and unrealized gain (loss) on investments                .07             .29          .07
                                                               -------------    ------------    ---------

      Total Income From Investment Operations ...........                .25             .75          .14
                                                               -------------    ------------    ---------

Distributions
   From net investment income ...........................               (.15)           (.39)        (.10)
   From net realized gain on investments ................               (.02)              -         (.16)
                                                               -------------    ------------    ---------

      Total Distributions ...............................               (.17)           (.39)        (.26)
                                                               -------------    ------------    ---------

Net Asset Value, End of Period ..........................      $       10.32    $      10.24    $    9.88
                                                               =============    ============    =========

Total Return (%)(a) .....................................               2.43            7.70         1.36

Ratios/Supplemental Data:
   Net Assets, end of period ($ in thousands) ...........             14,088           4,411           23

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .......................                .25             .25          .25
      Operating expenses, gross (c)(d) ..................               2.50            2.50           --
      Net investment income (e) .........................               3.41            4.41          .67

   Portfolio turnover rate (%)(b) .......................             249.12          169.79          .00


*    For the six months ended June 30, 1999 (Unaudited).
**   For the period November 7, 1997 (commencement of operations) to
     December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c)  See Note 4 for current period amounts.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) The ratio for the period ended December 31, 1997 has not been annualized due to the Class's short period of operation.
(f) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                   Conservative Strategy Fund 31

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements

June 30, 1999 (Unaudited)

1.  Organization
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 27 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

    Effective May 1, 1999, the Board of Trustees approved the name change of the Equity Balanced Strategy Fund to the Equity Aggressive Strategy Fund. This change is designed to more effectively convey the Fund's investment objective and portfolio composition.

    In addition to their Class E and Class D shares, on January 29, 1999 the Aggressive Strategy and Balanced Strategy Funds, and on February 11, 1999 the Moderate Strategy, Conservative Strategy and Equity Aggressive Strategy Funds made available Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class E shares are charged a shareholder servicing fee of 0.25%. Class D share are charged a 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.25%. Class C shares are charged a 12b-1 distribution fee of 0.75% and a shareholder servicing fee of 0.25%.

    Beginning January 29, 1999, the Aggressive Strategy and Balanced Strategy Funds made available Class C shares. Beginning February 11, 1999, the Moderate Strategy, Conservative Strategy and Equity Aggressive Strategy Funds made available Class C shares. Class C shares are in addition to their Class E and Class D shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class D shares are charged a 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.25%. Class E shares are charged a shareholder servicing fee of 0.25%. Class C shares are charged a 12b-1 distribution fee of 0.75% and a shareholder servicing fee of 0.25%.

    Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                      Asset Allocation Ranges
                                            -----------------------------------------------------------------------------------
                                               Equity
                                             Aggressive         Aggressive        Balanced         Moderate       Conservative
                                              Strategy           Strategy         Strategy         Strategy         Strategy
     Asset Class/Underlying Funds               Fund               Fund             Fund             Fund             Fund
---------------------------------------    -----------------    ----------       ---------         --------       ------------
Equities
  US Equities
    Diversified Equity                            30%               21%              16%              11%               5%
    Special Growth                                10                11                5                2               --
    Quantitative Equity                           30                21               16               11                6
    Real Estate Equity                             5                 5                5                5                5

  International Equities
    International Securities                      20                19               14                9                5
    Emerging Markets                               5                 5                3                2                1


32 Notes to Financial Statements

Frank Russell Investment Company
Life Points(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)


                                                                           Asset Allocation Ranges
                                        ------------------------------------------------------------------------------------------
                                                Equity
                                              Aggressive        Aggressive        Balanced          Moderate       Conservative
                                               Strategy          Strategy         Strategy          Strategy         Strategy
       Asset Class/Underlying Funds              Fund              Fund             Fund              Fund             Fund
--------------------------------------- ---------------------  -----------      ------------      -----------    -----------------
Bonds
    Diversified Bond                              --                --               25                27               18
    Short-Term Bond                               --                --               --                33               60
    Multistrategy Bond                            --                18               16                --               --

    Objectives of the Underlying Funds:
    Diversified Equity Fund: To provide income and capital growth by investing principally in equity securities.

    Special Growth Fund: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities.

    Quantitative Equity Fund: To provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

    Real Estate Securities Fund: To achieve a high level of total return generated through above-average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

    International Securities Fund: To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

    Emerging Markets Fund: To maximize total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios.

    Diversified Bond Fund: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

    Multistrategy Bond Fund: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

    Short-Term Bond Fund: The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed income securities with low-volatility characteristics.

    Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2.  Significant Accounting Policies
    The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    Security valuation: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

    Investment transactions: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

    Investment income: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                                                Notes to Financial Statements 33

Frank Russell Investment Company
Life Points(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)


    Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

    The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1999 were as follows:

                                                                                                                       Net
                                                                   Gross                    Gross                   Unrealized
                                         Federal Tax             Unrealized               Unrealized               Appreciation
                                           Cost                Appreciation            (Depreciation)            (Depreciation)
                                       ------------            ------------            --------------            --------------
    Equity Aggressive Strategy         $155,600,918             $19,099,265               $(150,020)               $18,949,245
    Aggressive Strategy                 117,976,543               8,917,825                (764,185)                 8,153,640
    Balanced Strategy                   254,930,317              16,974,142              (4,705,397)                12,268,745
    Moderate Strategy                    37,934,985               1,652,001                (505,292)                 1,146,709
    Conservative Strategy                15,640,872                 268,219                (142,353)                   125,866

    Dividends and distributions to shareholders: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

    Expenses: The Funds incur shareholder servicing fees, management fees, and other operating expenses other than those expressly assumed by FRIMCo. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, legal and other expenses will be allocated to each Fund based on each Fund's net assets. In addition, Class E, Class D and Class C will pay shareholder servicing fees and Class D and Class C will pay 12b-1 distribution fees. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

    Deferred organization expenses: Organization costs of the Funds, except Conservative Strategy Fund, have been deferred and are being amortized over 60 months on a straight-line basis.

3.  Investment Transactions
    Securities: During the period ended June 30, 1999, purchases and sales of the Underlying Funds (excluding Money Market Fund investments) were as follows:

                                       Purchases          Sales
                                     ------------      -----------
    Equity Aggressive Strategy       $137,611,004      $73,298,263
    Aggressive Strategy               109,356,657       54,674,181
    Balanced Strategy                 202,806,101      105,958,466
    Moderate Strategy                  46,938,285       28,888,270
    Conservative Strategy              24,298,673       13,609,391

4.  Related Parties
    Advisor: The Investment Company has an Advisory Agreement with FRIMCo under which FRIMCo directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Prior to December 1, 1998, the Funds were charged an advisory fee equal to 0.25% of average daily net assets. Beginning December 1, 1998, the Funds were charged an advisory fee equal to 0.20% of average daily net assets and an Administrative fee equal to 0.05% of average daily net


34 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)

    assets. For the period ended June 30, 1999, the Advisor contractually agreed to waive both the advisory fee and the administrative fee.

    The Advisor has voluntarily agreed to reimburse the Funds for all expenses excluding advisory fees, shareholder servicing fees and 12b-1 distribution fees for the period January 1, 1999 to January 31, 1999.

    In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the LifePoints Funds and several Funds (the "Underlying Funds") in which the LifePoints funds invest, expenses from the operation of the LifePoints Funds are paid by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the LifePoints Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any LifePoints Fund, the Advisor will reimburse certain costs on behalf of the respective LifePoint Fund. For the period February 1, 1999 to June 30, 1999, there were no such Advisor reimbursements.

    For the period ended June 30, 1999, the waivers and Underlying Funds payments were as follows:


                                    Advisory and                    Paid by
                                   Administrative    Reimbursed    Underlying    Total Expense
                                    Fees Waived       by FRIMCo      Funds         Reductions
                                   --------------    ----------    ----------    -------------
    Equity Aggressive Strategy     $     168,850      $  5,407     $  78,871     $    253,128
    Aggressive Strategy                  118,257         5,511        73,422          197,190
    Balanced Strategy                    274,887         6,313       117,881          399,081
    Moderate Strategy                     39,920         4,445        69,052          113,417
    Conservative Strategy                 13,725         3,911       106,734          124,370

    Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

    Distributor and Shareholder Servicing: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

    The Investment Company has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 fee payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

    The Investment Company has adopted a Shareholder Services Plan ("Services Plan") under which the Funds may make payments to the distributor or any investment advisors, banks, broker-dealers, financial planners or other financial institutions ("Servicing Agents") for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. Payments under the Services Plan are calculated daily and paid quarterly by the Investment Company, at an annual rate of 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares.

    Shareholder Servicing and Distribution fees payable to affiliates as of June 30, 1999 were as follows:

    Equity Aggressive Strategy         $     37,089
    Aggressive Strategy                      28,844
    Balanced Strategy                        58,733
    Moderate Strategy                         8,793
    Conservative Strategy                      3,236
                                       ------------
                                       $    136,695
                                       ============

                                                Notes to Financial Statements 35

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)


    Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $2,608 for the period ended June 30, 1999, and were allocated to each Fund and Class on a pro rata basis, including 22 other affiliated Funds not presented herein. The Underlying Funds have paid for this expense.

5.  Money Market Fund
    The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of June 30, 1999, $4,535,000 of the Money Market Fund's net assets represents investments by these Funds and $850,030,000 represents the investments of other affiliated Funds not presented herein.

6.  Fund Share Transactions
    Share transactions for the period ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                                                      Shares                                  Dollars
                                                           --------------------------------      ----------------------------------
      Equity Aggressive Strategy                               1999                 1998              1999                 1998
                                                           ------------         -----------       -------------       -------------

        Class E
        Proceeds from shares sold                             7,856,434           9,545,046        $ 78,183,156        $ 86,677,483
        Proceeds from reinvestment of distributions             255,941             150,876           2,492,957           1,443,025
        Payments for shares redeemed                         (1,848,720)           (702,666)        (18,770,812)         (6,451,225)
                                                           ------------          ----------        ------------        ------------
        Net increase (decrease)                               6,263,655           8,993,256          61,905,301          81,669,283
                                                           ------------          ----------        ------------        ------------
        Class D (a)
        Proceeds from shares sold                                61,568             502,893             625,765           4,784,572
        Proceeds from reinvestment of distributions               9,262               3,888              90,162              36,704
        Payments for shares redeemed                            (67,758)             (4,767)           (664,654)            (46,096)
                                                           ------------          ----------        ------------        ------------
        Net increase (decrease)                                   3,072             502,014              51,273           4,775,180
                                                           ------------          ----------        ------------        ------------
        Class C (c)
        Proceeds from shares sold                               266,684                  --           2,661,469                  --
        Proceeds from reinvestment of distributions               1,341                  --              13,128                  --
        Payments for shares redeemed                            (72,483)                 --            (747,175)                 --
                                                           ------------          ----------        ------------        ------------
        Net increase (decrease)                                 195,542                  --           1,927,422                  --
                                                           ------------          ----------        ------------        ------------
        Total increase (decrease)                             6,462,269           9,495,270        $ 63,883,996        $ 86,444,463
                                                           ============          ==========        ============        ============

(a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

(c) Fund share transactions for the period ended June 30, 1999 are for the period February 11, 1999 (commencement of sale of shares) to June 30, 1999.

36 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)

                                                                    Shares                                  Dollars
                                                       -------------------------------        ----------------------------------
Aggressive Strategy                                        1999                 1998               1999                 1998
                                                       ----------           ----------        -------------        -------------
   Class E
   Proceeds from shares sold                            5,992,558            6,093,738        $  60,153,014        $  58,657,811
   Proceeds from reinvestment of distributions            167,929               99,583            1,645,070              955,622
   Payments for shares redeemed                          (938,638)            (517,340)          (9,481,773)          (4,851,956)
                                                       ----------           ----------        -------------        -------------
   Net increase (decrease)                              5,221,849            5,675,981           52,316,311           54,761,477
                                                       ----------           ----------        -------------        -------------
   Class D (a)
   Proceeds from shares sold                              194,461              450,907            1,967,756            4,313,477
   Proceeds from reinvestment of distributions              7,272                5,923               71,195               57,363
   Payments for shares redeemed                          (227,177)             (90,064)          (2,290,356)            (785,915)
                                                       ----------           ----------        -------------        -------------
   Net increase (decrease)                                (25,444)             366,766             (251,405)           3,584,925
                                                       ----------           ----------        -------------        -------------
   Class C (b)
   Proceeds from shares sold                              344,430                   --            3,443,276                   --
   Proceeds from reinvestment of distributions              1,455                   --               14,323                   --
   Payments for shares redeemed                           (69,663)                  --             (715,160)                  --
                                                       ----------           ----------        -------------        -------------
   Net increase (decrease)                                276,222                   --            2,742,439                   --
                                                       ----------           ----------        -------------        -------------
   Total increase (decrease)                            5,472,627            6,042,747        $  54,807,345        $  58,346,402
                                                       ==========           ==========        =============        =============
Balanced Strategy
   Class E
   Proceeds from shares sold                           10,481,599           17,549,534        $ 106,344,532        $ 172,155,709
   Proceeds from reinvestment of distributions            408,478              523,953            4,084,620            5,173,243
   Payments for shares redeemed                        (2,329,392)          (2,524,583)         (23,847,169)         (24,860,635)
                                                       ----------           ----------        -------------        -------------
   Net increase (decrease)                              8,560,685           15,548,904           86,581,983          152,468,317
                                                       ----------           ----------        -------------        -------------
   Class D (a)
   Proceeds from shares sold                              126,144              504,049            1,284,710            4,926,188
   Proceeds from reinvestment of distributions              8,896                8,519               89,005               84,433
   Payments for shares redeemed                          (343,466)             (23,373)          (3,529,028)            (221,190)
                                                       ----------           ----------        -------------        -------------
   Net increase (decrease)                               (208,426)             489,195           (2,155,313)           4,789,431
                                                       ----------           ----------        -------------        -------------
   Class C (b)
   Proceeds from shares sold                              628,857                   --            6,374,190                   --
   Proceeds from reinvestment of distributions              2,541                   --               25,516                   --
   Payments for shares redeemed                           (16,656)                  --             (170,244)                  --
                                                       ----------           ----------        -------------        -------------
   Net increase (decrease)                                614,742                   --            6,229,462                   --
                                                       ----------           ----------        -------------        -------------
   Total increase (decrease)                            8,967,001           16,038,099        $  90,656,132        $ 157,257,748
                                                       ==========           ==========        =============        =============

(a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

(b) Fund share transactions for the period ended June 30, 1999 are for the period January 29, 1999 (commencement of sale of shares) to June 30, 1999.

                                                Notes to Financial Statements 37

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)

                                                                    Shares                                  Dollars
                                                        -------------------------------        --------------------------------
Moderate Strategy                                           1999                1998               1999                1998
                                                        -----------          ----------        ------------        ------------
  Class E
  Proceeds from shares sold                               2,005,003           2,231,041        $ 20,380,900        $ 22,075,376
  Proceeds from reinvestment of distributions                51,026              44,242             515,107             438,860
  Payments for shares redeemed                             (345,916)           (485,375)         (3,519,013)         (4,821,156)
                                                        -----------         -----------        ------------        ------------
  Net increase (decrease)                                 1,710,113           1,789,908          17,376,994          17,693,080
                                                        -----------         -----------        ------------        ------------
  Class D (a)
  Proceeds from shares sold                                  94,125             195,126             964,899           1,928,847
  Proceeds from reinvestment of distributions                 3,153               4,649              31,819              46,186
  Payments for shares redeemed                              (90,449)            (24,489)           (925,657)           (242,881)
                                                        -----------         -----------        ------------        ------------
  Net increase (decrease)                                     6,829             175,286              71,061           1,732,152
                                                        -----------         -----------        ------------        ------------
  Class C (c)
  Proceeds from shares sold                                 107,300                  --           1,091,482                  --
  Proceeds from reinvestment of distributions                   721                  --               7,280                  --
  Payments for shares redeemed                              (26,036)                 --            (269,119)                 --
                                                        -----------         -----------        ------------        ------------
  Net increase (decrease)                                    81,985                  --             829,643                  --
                                                        -----------         -----------        ------------        ------------
  Total increase (decrease)                               1,798,927           1,965,194        $ 18,277,698        $ 19,425,232
                                                        ===========         ===========        ============        ============

Conservative Strategy
  Class E
  Proceeds from shares sold                               1,118,139             511,083        $ 11,484,870        $  5,168,551
  Proceeds from reinvestment of distributions                16,243               9,863             165,427              99,711
  Payments for shares redeemed                             (200,392)            (92,535)         (2,061,443)           (935,823)
                                                        -----------         -----------        ------------        ------------
  Net increase (decrease)                                   933,990             428,411           9,588,854           4,332,439
                                                        -----------         -----------        ------------        ------------
  Class D (a)
  Proceeds from shares sold                                  70,902              71,083             730,277             722,509
  Proceeds from reinvestment of distributions                 1,205               1,849              12,288              18,714
  Payments for shares redeemed                               (7,201)            (12,685)            (74,164)           (128,360)
                                                        -----------         -----------        ------------        ------------
  Net increase (decrease)                                    64,906              60,247             668,401             612,863
                                                        -----------         -----------        ------------        ------------
  Class C (c)
  Proceeds from shares sold                                  13,112                  --             134,645                  --
  Proceeds from reinvestment of distributions                    43                  --                 439                  --
  Payments for shares redeemed                               (4,497)                 --             (46,075)                 --
                                                        -----------         -----------        ------------        ------------
  Net increase (decrease)                                     8,658                  --              89,009                  --
                                                        -----------         -----------        ------------        ------------
  Total increase (decrease)                               1,007,554             488,658        $ 10,346,264        $  4,945,302
                                                        ===========         ===========        ============        ============

(a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

(c) Fund share transactions for the period ended June 30, 1999 are for the period February 11, 1999 (commencement of sale of shares) to June 30, 1999.

38 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

June 30, 1999 (Unaudited)


7.  Dividends
    On July 1, 1999 the Board of Trustees declared the following dividends from net investment income payable on July 6, 1999, to shareholders of record on July 2, 1999.


       Equity Aggressive Strategy - Class E      $     0.0127          Moderate Strategy - Class E               $     0.0796
       Equity Aggressive Strategy - Class D            0.0063          Moderate Strategy - Class D                     0.0727
       Equity Aggressive Strategy - Class C            0.0000          Moderate Strategy - Class C                     0.0651
       Aggressive Strategy - Class E                   0.0276          Conservative Strategy - Class E                 0.0988
       Aggressive Strategy - Class D                   0.0198          Conservative Strategy - Class D                 0.0933
       Aggressive Strategy - Class C                   0.0135          Conservative Strategy - Class C                 0.0844
       Balanced Strategy - Class E                     0.0588
       Balanced Strategy - Class D                     0.0501
       Balanced Strategy - Class C                     0.0454

8.  Beneficial Interest
    As of June 30, 1999, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:

                                                  Class E                   Class D                    Class C
                                            -------------------       --------------------      -------------------
       Equity Aggressive Strategy           23.7%, 13.2%, 10.7%       70.9%                     22.1%, 18.1%, 16.9%
       Aggressive Strategy                  12.2%                     36.4%, 25.1%              15.0%
       Balanced Strategy                    22.3%                     51.9%, 10.8%              12.0%
       Moderate Strategy                    25.4%, 12.8%, 10.0%       51.1%, 34.5%              15.5%
       Conservative Strategy                15.1%, 10.7%              40.0%, 35.3%, 13.5%       --


                                                Notes to Financial Statements 39

Frank Russell Investment Company
909 A Street, Tacoma, Washington  98402
(800) 832-6699
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

Trustees Emeritus
  George F. Russell, Jr., Chairman

Officers
  Lynn L. Anderson, President and Chief Executive Officer
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Independent Accountants
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, MA 02109

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Money Managers of Underlying Funds
Diversified Equity Fund
  Alliance Capital Management L.P., Minneapolis, MN
  Barclays Global Investors, San Francisco, CA
  Equinox Capital Management, LLC, New York, NY
  INVESCO Capital Management, Inc., Atlanta, GA
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  Lincoln Capital Management Company, Chicago, IL
  Marsico Capital Management, LLC, Denver, CO
  Morgan Stanley Dean Witter Investment
   Management, Inc., New York, NY
  Peachtree Asset Management, Atlanta, GA
  Sanford C. Bernstein & Co., Inc., New York, NY
  Suffolk Capital Management, Inc., New York, NY
  Trinity Investment Management Corporation, Boston, MA

Special Growth Fund
  Delphi Management, Inc., Boston, MA
  Fiduciary Trust Company International, Inc., New York, NY
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Wellington Management Company, LLP,  Boston, MA
  Westpeak Investment Advisors, L.P., Boulder, CO

Quantitative Equity Fund
  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  J.P. Morgan Investment Management, Inc., New York, NY

International Securities Fund
  Delaware International Advisers Limited, London, England
  Fidelity Management Trust Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Mastholm Asset Management, LLC, Bellevue, WA
  Montgomery Asset Management, LLC, San Francisco, CA
  Oechsle International Advisors, Boston, MA
  Sanford C.Bernstein & Co., Inc., New York, NY
  The Boston Company Asset Management, Inc.,Boston, MA

Emerging Markets Fund
  Foreign & Colonial Emerging Markets, London, England
  Genesis Asset Managers Limited, London, England
  J.P. Morgan Investment Management, Inc., New York, NY
  Montgomery Asset Management, LLC, San Francisco, CA
  Nicholas Applegate Capital Management, San Diego, CA
  Sanford C. Bernstein & Co., Inc., New York, NY
  Schroder Capital Management International Limited,
      New York, NY

Real Estate Securities Fund
  AEW Capital Management, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY


This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

40 Manager, Money Managers and Service Providers

Frank Russell Investment Company
909 A Street, Tacoma, Washington  98402
(800) 832-6688
In Washington (253) 627-7001



Short Term Bond Fund
  BlackRock Financial Management, Inc., New York, NY
  Standish, Ayer & Wood, Inc., Boston, MA
  STW Fixed Income Management, California, Santa Barbara, CA

Diversified Bond Fund
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

Multistrategy Bond Fund
  Credit Suisse Asset Management, New York, NY
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA




This report is prepared for the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  41

[LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                               A-5424(699)        36-08-071(6/99)

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

1999 Semiannual Report


CLASS C, E, AND S SHARES

DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

EQUITY INCOME FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND


JUNE 30, 1999


                                      [LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

                      FRANK RUSSELL INVESTMENT COMPANY

                      Frank Russell Investment Company
                      is a "series mutual fund" with 27
                      different investment portfolios.
                      These financial statements report
                      on ten Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY
                                 RUSSELL FUNDS

                               SEMIANNUAL REPORT

                           JUNE 30, 1999 (UNAUDITED)

                               TABLE OF CONTENTS
                                                                            Page

Diversified Equity Fund ..................................................     2

Special Growth Fund ......................................................    16

Equity Income Fund .......................................................    34

Quantitative Equity Fund .................................................    44

International Securities Fund ............................................    58

Emerging Markets Fund ....................................................    76

Real Estate Securities Fund ..............................................    92

Short Term Bond Fund .....................................................   100

Diversified Bond Fund.....................................................   112

Multistrategy Bond Fund...................................................   132

Notes to Financial Statements.............................................   148

Manager, Money Managers and Service Providers ............................   161

FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS

Copyright (C) Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

                                           JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                        ----------  -----------
COMMON STOCKS - 93.0%
AUTO AND TRANSPORTATION - 4.3%
AMR Corp. (a)                               36,800        2,512
AutoZone, Inc. (a)                         130,000        3,916
Burlington Northern, Inc.                  150,900        4,678
Comair Holdings, Inc.                        1,800           37
Continental Airlines, Inc. Class B (a)      87,700        3,300
Cooper Tire & Rubber Co.                   219,000        5,174
CSX Corp.                                    9,700          440
Delphi Automotive Systems Corp.              8,387          156
Delta Air Lines, Inc.                       77,400        4,460
Eaton Corp.                                  9,400          865
FDX Corp. (a)                               69,100        3,749
Ford Motor Co.                             190,600       10,757
General Motors Corp.                        90,300        5,960
Genuine Parts Co.                           16,300          571
Goodyear Tire & Rubber Co.                   7,100          418
Harley-Davidson, Inc.                       17,700          962
Kansas City Southern Industries, Inc.        7,500          479
KLM Royal Dutch Airlines                    72,272        2,064
Lear Corp. (a)                              40,100        1,995
Meritor Automotive, Inc.                    21,600          551
Navistar International Corp. (a)            11,700          585
Norfolk Southern Corp.                     159,500        4,805
Northwest Airlines Corp. Class A (a)        18,700          605
PACCAR, Inc.                                14,500          774
Trinity Industries, Inc.                     7,500          251
TRW, Inc.                                   16,900          927
UAL Corp. (a)                               37,100        2,412
Union Pacific Corp.                         59,500        3,470
                                                    -----------
                                                         66,873
                                                    -----------

CONSUMER DISCRETIONARY - 13.4%
Abercrombie & Fitch Co. Class A (a)         80,700        3,874
AC Nielsen Corp. (a)                         4,400          133
Amazon.com, Inc. (a)                         3,100          388
American Greetings Corp. Class A             8,900          268
AT&T Corp. - Liberty Media Group Class
 A (a)                                     142,700        5,244
Avon Products, Inc.                         24,100        1,338
Bed Bath & Beyond, Inc. (a)                111,000        4,260
Belo (A.H.) Corp. Class A                    7,700          152
Best Buy Co. (a)                            54,100        3,652
BJ's Wholesale Club, Inc. (a)                9,500          286
Black & Decker Corp.                         3,700          234
Brinker International, Inc.  (a)            32,600          886
Browning-Ferris Industries, Inc.            17,800          765
Brunswick Corp.                             20,900          583
Callaway Golf Co.                           14,600          214
CBS Corp. (a)                               58,500        2,541
Central Newspapers, Inc. Class A               300           11
Chancellor Media Corp. (a)                  75,900        4,179
Circuit City Stores, Inc.                    6,700          623
Clear Channel
 Communications, Inc. (a)                   73,100        5,039
Costco Cos., Inc. (a)                       80,600        6,448
Darden Restaurants, Inc.                    37,100          809
Dayton Hudson Corp.                        100,700        6,546
Deluxe Corp.                                25,500          993
Dillard's, Inc. Class A                     17,300          608
Disney (Walt) Co.                           49,500        1,525
Donnelley (R.R.) & Sons Co.                  1,200           44
Eastman Kodak Co.                           47,791        3,238
Electronic Arts, Inc. (a)                   14,500          783
Federated Department Stores, Inc. (a)       13,700          725
Fortune Brands, Inc.                        23,500          972
Gap, Inc.                                  321,150       16,178
Harcourt General, Inc.                      10,200          526
Harrah's Entertainment, Inc. (a)            25,500          561
Hasbro, Inc.                               117,600        3,285
Hollinger International, Inc. Class A        9,800          116
Home Depot, Inc. (The)                     283,700       18,281
Intimate Brands, Inc. Class A                7,770          368
JC Penney & Co., Inc.                       10,200          495
Kmart Corp. (a)                            237,300        3,901
Kohl's Corp. (a)                            62,800        4,847
Limited, Inc. (The)                         31,473        1,428
Lowe's Cos., Inc.                          235,400       13,344
Manpower, Inc.                               7,100          161
Mattel, Inc.                               249,121        6,586
May Department Stores Co.                   53,250        2,177
Maytag Corp.                                10,500          732
McDonald's Corp.                            48,200        1,991
MediaOne Group, Inc. (a)                   175,000       13,016
Metro-Goldwyn-Mayer, Inc. (a)                2,700           49
Mirage Resorts, Inc. (a)                    67,000        1,122
Modis Professional Services, Inc. (a)       18,700          257
Neiman-Marcus Group, Inc. (a)                3,700           95
New York Times Co. Class A                   9,100          335
Newell Rubbermaid, Inc.                      2,341          109
Nielsen Media Research (a)                   8,833          258
Office Depot, Inc. (a)                      35,400          781
Ogden Corp.                                    900           24
Omnicom Group, Inc.                         31,300        2,504
Payless ShoeSource, Inc. (a)                 3,200          171
Premark International, Inc.                 17,500          656
Premier Parks, Inc. (a)                      4,600          169
Promus Hotel Corp. (a)                       6,095          189
QUALCOMM, Inc. (a)                           8,000        1,148
Royal Caribbean Cruises, Ltd.               65,900        2,883
Russell Corp.                                5,100           99
Saks, Inc. (a)                              20,000          578


2 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                           --------     --------

Sears Roebuck & Co.                         76,600        3,413
Shaw Industries, Inc. (a)                   26,200          432
Star Gas Partners, L.P. (a)                  1,022            9
Starbucks Corp. (a)                         35,100        1,312
Starwood Hotels & Resorts Worldwide,
 Inc.                                        5,900          180
TCI Music, Inc. Class A (a)                  1,800           64
Time Warner, Inc.                          107,700        7,916
TJX Cos., Inc.                              78,700        2,622
Toys "R" Us, Inc. (a)                       32,800          679
Tribune Co.                                 42,400        3,694
Tricon Global Restaurants, Inc. (a)         11,800          639
Tupperware Corp.                            16,700          426
Univision Communications, Inc.
 Class A (a)                                 3,000          198
USA Networks, Inc. (a)                      55,000        2,203
V.F. Corp.                                  72,500        3,099
Valassis Communications, Inc. (a)           12,000          440
Viacom, Inc. Class B (a)                   119,500        5,258
Viad Corp.                                  39,400        1,219
Wal-Mart Stores, Inc.                      273,800       13,211
Warnaco Group, Inc. Class A                    300            8
Whirlpool Corp.                             44,600        3,300
Young & Rubicam, Inc.                        1,600           73
                                                    -----------
                                                        207,176
                                                    -----------

CONSUMER STAPLES - 5.1%
Albertson's, Inc.                           51,208        2,640
Anheuser-Busch Cos., Inc.                   29,900        2,121
Clorox Co.                                  14,000        1,495
Coca-Cola Co. (The)                         84,200        5,263
Coca-Cola Enterprises, Inc.                 33,600        1,000
Colgate-Palmolive Co.                       31,700        3,130
ConAgra, Inc.                               75,600        2,013
Coors (Adolph) Co. Class B                     800           40
CVS Corp.                                  107,400        5,451
Dean Foods Co.                               7,800          324
Dole Food Co., Inc.                            200            6
Flowers Industries, Inc.                    45,600          989
General Mills, Inc.                         16,000        1,286
Gillette Co.                                42,200        1,730
Hannaford Brothers Co.                       4,500          241
Heinz (H.J.) Co.                            27,900        1,398
Hormel Foods Corp.                          18,000          725
IBP, Inc.                                   37,600          893
International Flavors &
 Fragrances, Inc.                            6,900          306
Interstate Bakeries Corp.                   35,400          794
Keebler Foods Co. (a)                        8,900          270
Kroger Co. (a)                             193,200        5,398
Nabisco Holdings Corp. Class A              10,300          445
PepsiCo, Inc.                              221,600        8,573
Philip Morris Cos., Inc.                   264,900       10,646
Procter & Gamble Co.                        88,900        7,934
Quaker Oats Co.                             19,800        1,314
R.J. Reynolds Tobacco
 Holdings, Inc. (a)                          7,433          234
Rite Aid Corp.                              36,400          896
Safeway, Inc. (a)                           85,600        4,237
SuperValu, Inc.                             54,500        1,400
SYSCO Corp.                                  1,400           42
Tyson Foods, Inc. Class A                   37,700          848
Unilever NV (a)                             18,200        1,269
Universal Corp.                             11,300          321
UST Corp.                                   47,900        1,401
Walgreen Co.                                53,800        1,580
Weis Markets, Inc.                             800           31
                                                    -----------
                                                         78,684
                                                    -----------

FINANCIAL SERVICES - 18.7%
AFLAC, Inc.                                143,000        6,846
Allmerica Financial Corp.                      500           30
Allstate Corp.                             352,216       12,636
Ambac Financial Group, Inc.                 25,100        1,434
American Express Co.                        27,600        3,591
American Financial Group, Inc.              21,500          732
American General Corp.                      12,000          905
American International Group, Inc.         134,014       15,688
Ameritrade Holding Corp. Class A (a)           300           32
AmSouth Bancorp                             47,025        1,090
Associates First Capital Corp. Class A     163,914        7,263
Astoria Financial Corp.                     30,400        1,334
Automatic Data Processing, Inc.            212,300        9,341
Bank of America Corp.                      238,068       17,453
Bank of New York Co., Inc.                  18,700          686
Bank One Corp.                              92,400        5,504
BankBoston Corp.                            64,700        3,308
BB&T Corp.                                   6,500          238
Bear Stearns Cos., Inc.                     12,730          595
Berkshire Hathaway, Inc. Class B (a)           335          750
Capital One Financial Corp.                 42,800        2,383
CCB Financial Corp.                            900           48
Centura Banks, Inc.                            700           39
Charter One Financial, Inc.                 48,620        1,349
Chase Manhattan Corp.                      167,300       14,492
Chubb Corp. (The)                           10,000          695
CIGNA Corp.                                  8,200          730
Citigroup, Inc.                            200,325        9,515
City National Corp.                          9,100          341
Comerica, Inc.                              37,800        2,247
Commerce Bancshares, Inc.                   29,068        1,168
Concord EFS, Inc. (a)                       26,900        1,138

                                                       Diversified Equity Fund 3

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)


                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                           --------     --------

Conseco, Inc.                              195,968        5,965
Countrywide Credit Industries, Inc.         14,400          616
Dime Bancorp, Inc.                          66,100        1,330
Dow Jones & Co., Inc.                       25,500        1,353
DST Systems, Inc. (a)                       13,500          849
Dun & Bradstreet Corp.                       7,300          259
Edwards (A.G.), Inc.                           700           23
Equifax, Inc.                                1,400           50
Everest Reinsurance Holdings, Inc.          18,500          604
Federal Home Loan Mortgage Corp.           158,600        9,199
Federal National Mortgage Association      101,100        6,913
Fifth Third Bancorp                         21,300        1,418
FINOVA Group, Inc.                          25,300        1,331
First Data Corp.                           110,100        5,388
First Union Corp.                           15,900          747
Firstar Corp.                               22,172          621
FirstMerit Corp.                             1,300           36
Fleet Financial Group, Inc.                151,100        6,705
Foundation Health Systems, Inc. (a)         22,000          330
Franklin Resources, Inc.                    60,600        2,462
Fremont General Corp.                       29,000          547
Fulton Financial Corp.                         600           12
Golden State Bancorp, Inc. (a)               6,200          136
Golden West Financial Corp.                  7,600          745
Goldman Sachs Group, Inc. (a)               28,100        2,030
Greenpoint Financial Corp.                   3,000           98
Hartford Financial Services
 Group, Inc. (The)                          60,400        3,522
Hibernia Corp. Class A                       2,200           35
Highwoods Properties, Inc.                   2,000           55
Household International Corp.                8,100          384
Huntington Bancshares, Inc.                  2,000           70
Jefferson-Pilot Corp.                       43,100        2,853
KeyCorp                                     14,800          475
Lehman Brothers Holdings, Inc.              40,300        2,509
Lincoln National Corp.                       6,800          356
M & T Bank Corp.                               100           55
MBIA, Inc.                                  95,700        6,197
MBNA Corp.                                 574,918       17,607
Merrill Lynch & Co., Inc.                   29,300        2,342
MGIC Investment Corp.                      146,100        7,104
Morgan (J.P.) & Co., Inc.                   32,100        4,510
Morgan Stanley Dean Witter & Co.           204,100       20,920
National City Corp.                         47,400        3,105
National Commerce Bancorp                      400            9
Newcourt Credit Group, Inc.                140,100        1,813
North Fork Bancorp., Inc.                   30,600          652
Old Kent Financial Corp.                     9,434          395
Old Republic International Corp.           115,900        2,007
Pacific Century Financial Corp.             29,000          625
PaineWebber Group, Inc.                        800           37
Patriot American Hospitality, Inc.           1,500            7
Paychex, Inc.                               82,850        2,630
Peoples Heritage Financial Group            27,700          521
PMI Group, Inc. (The)                        3,000          188
PNC Bank Corp.                               9,300          536
Post Properties, Inc.                          700           29
Price (T. Rowe) & Associates, Inc.           1,600           61
Provident Cos., Inc.                         8,100          324
Providian Financial Corp.                   38,850        3,632
Regions Financial Corp.                      2,400           91
Republic of New York Corp.                   8,500          580
Ryder System, Inc.                          60,300        1,568
SAFECO Corp.                                13,200          582
Schwab (Charles) Corp.                      31,250        3,434
SEI Corp.                                      200           18
SLM Holding Corp.                            7,500          344
SouthTrust Corp.                            13,200          506
Sovereign Bancorp, Inc.                     17,200          210
Summit Bancorp                              14,100          590
SunGard Data Systems  (a)                   17,000          587
SunTrust Banks, Inc.                        22,000        1,528
TCF Financial Corp.                          2,800           78
Torchmark Corp.                             17,600          601
Transamerica Financial Corp.                 4,200          315
Transatlantic Holdings, Inc.                 1,400          105
Travelers Property Casualty Corp.
 Class A                                    11,900          466
Trustmark Corp.                              1,300           30
U.S. Bancorp                                59,500        2,023
U.S. Trust Corp.                             1,200          111
UnionBanCal Corp.                           27,600          997
UNUM Corp.                                   4,600          252
Waddell & Reed Financial, Inc.
 Class A                                     2,200           60
Washington Mutual, Inc.                    197,108        6,973
Wells Fargo Co.                            176,900        7,562
Zions Bancorp                                5,100          324
                                                    -----------
                                                        288,868
                                                    -----------

HEALTH CARE - 10.5%
Aetna, Inc.                                 36,900        3,300
Allergan, Inc.                              10,700        1,188
ALZA Corp. (a)                              53,600        2,727
American Home Products Corp.               130,400        7,498
Amgen, Inc. (a)                             55,500        3,375
Andrx Corp. (a)                                400           31
AstraZeneca Group PLC - ADR                 38,000        1,489
Bausch & Lomb, Inc.                          5,900          451
Baxter International, Inc.                  89,600        5,432
Bergen Brunswig Corp. Class A               38,350          662


4 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                        ----------  -----------

Biogen, Inc. (a)                             1,200           77
Biomet, Inc.                                95,200        3,772
Bristol-Myers Squibb Co.                   288,800       20,342
Cardinal Health, Inc.                       44,641        2,863
Columbia/HCA Healthcare Corp.              318,300        7,261
DENTSPLY International, Inc.                 3,100           90
Express Scripts, Inc. Class A (a)            8,100          488
Guidant Corp.                                2,300          118
HCR Manor Care, Inc. (a)                    20,600          498
HEALTHSOUTH Corp. (a)                        9,800          146
ICN Pharmaceuticals, Inc.                   14,500          467
IVAX Corp. (a)                              15,700          222
Johnson & Johnson                           94,800        9,290
Lilly (Eli) & Co.                           35,300        2,528
Lincare Holdings, Inc. (a)                     200            5
Mallinckrodt, Inc.                          36,700        1,335
McKesson HBOC, Inc.                        136,442        4,383
Meditrust Cos.                               2,300           30
Medtronic, Inc.                             22,000        1,713
Merck & Co., Inc.                          190,400       14,090
Mylan Laboratories, Inc.                   210,600        5,581
Oxford Health Plans, Inc. (a)               11,700          181
PacifiCare Health Systems, Inc.
 Class B (a)                                27,700        1,993
Pfizer, Inc.                               128,600       14,114
Pharmacia & Upjohn, Inc.                   111,200        6,318
Quintiles Transnational Corp. (a)           49,100        2,059
Schering-Plough Corp.                      273,300       14,485
St. Jude Medical, Inc. (a)                   7,400          264
Tenet Healthcare Corp. (a)                  20,900          388
Triad Hospitals, Inc. (a)                    8,475          114
United Healthcare Corp.                      1,300           81
US Bioscience, Inc. (a)                        514            5
Warner-Lambert Co.                         282,400       19,592
                                                    -----------
                                                        161,046
                                                    -----------

INTEGRATED OILS - 2.8%
Amerada Hess Corp.                          59,900        3,564
Ashland, Inc.                               48,200        1,934
Atlantic Richfield Co.                       8,600          719
Chevron Corp.                                5,200          495
Coastal Corp.                               64,000        2,560
Exxon Corp.                                138,300       10,666
Kerr-McGee Corp.                            10,600          532
Mobil Corp.                                 29,700        2,940
Phillips Petroleum Co.                      38,500        1,937
Royal Dutch Petroleum Co.                   17,100        1,030
Texaco, Inc.                               109,400        6,838
Unocal Corp.                                90,300        3,578
USX-Marathon Group                         182,900        5,956
                                                    -----------
                                                         42,749
                                                    -----------
MATERIALS AND PROCESSING - 6.3%
Air Products & Chemicals, Inc.              46,100        1,856
Albemarle Corp.                              2,300           53
Alcan Aluminum, Ltd.                        10,600          339
Alcoa, Inc.                                 41,100        2,543
American Standard Cos., Inc. (a)             8,800          422
Archer-Daniels-Midland Co.                  45,400          701
Armstrong World Industries, Inc.             7,000          405
Avery Dennison Corp.                        11,200          676
Boise Cascade Corp.                         15,383          660
Cabot Corp.                                 17,200          416
Centex Corp.                                35,200        1,322
Champion International Corp.                 8,400          402
Consolidated Papers, Inc.                   11,500          308
Crompton & Knowles Corp.                     1,200           23
Crown Cork & Seal Co., Inc.                 12,300          351
Dow Chemical Co.                            34,000        4,314
du Pont (E.I.) de Nemours & Co.             42,500        2,903
Eastman Chemical Co.                        11,100          574
Engelhard Corp.                             27,900          631
Fluor Corp.                                 14,000          567
FMC Corp. (a)                               19,800        1,353
Fort James Corp.                            67,600        2,560
Freeport-McMoRan Copper &
 Gold, Inc. Class B                         13,000          233
Georgia-Pacific Group                       48,324        2,289
Goodrich (B.F.) Co.                         53,200        2,261
Great Lakes Chemical Corp.                  26,500        1,221
Harsco Corp.                                19,100          611
Illinois Tool Works, Inc.                   31,700        2,599
IMC Global, Inc.                            70,300        1,239
International Paper Co.                    108,074        5,458
Lafarge Corp.                               16,700          592
Louisiana Pacific Corp.                     20,900          496
Lubrizol Corp.                               8,500          232
Mead Corp.                                   2,100           88
Millennium Chemicals, Inc.                  10,800          254
Minnesota Mining &
 Manufacturing Co.                           6,200          539
Mohawk Industries, Inc. (a)                  9,200          279
Monsanto Co.                               113,300        4,468
Nalco Chemical Co.                           8,800          457
Nucor Corp.                                 21,000          996
Owens Corning                               56,000        1,925
Owens-Illinois, Inc. (a)                    14,100          461
Pentair, Inc.                                5,500          252
Phelps Dodge Corp.                          66,900        4,144
Praxair, Inc.                               59,200        2,897
Reynolds Metals Co.                         45,700        2,696
Rohm & Haas Co.                              1,700           73

                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)



                                                      MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                        ----------  -----------

Sealed Air Corp. New (a)                    27,900        1,810
Sherwin-Williams Co.                       175,200        4,862
Sigma Aldrich Corp.                         12,400          427
Smurfit-Stone Container Corp. (a)           25,000          513
Sonoco Products Co.                         37,820        1,132
Southdown, Inc.                              2,300          148
Temple-Inland, Inc.                         12,200          833
Tyco International, Ltd.                   244,484       23,165
Union Carbide Corp.                         13,700          668

USG Corp.                                   15,400          862
USX-U.S. Steel Group                         3,900          105
Valspar Corp.                                1,100           42
Vulcan Materials Co.                         9,900          478
W.R. Grace & Co. New (a)                    54,900        1,009
Waters Corp. (a)                             6,600          351
Westvaco Corp.                              11,500          334
Willamette Industries, Inc.                  9,700          447
Witco Corp.                                 10,000          200
                                                    -----------
                                                         97,525
                                                    -----------

MISCELLANEOUS - 0.2%
AMB Property Corp.                             500           12
Archstone Communities Trust                    800           18
Arden Realty Group, Inc.                     2,200           54
Avalonbay Communities, Inc.                  2,100           78
CarrAmerica Realty Corp.                     2,500           63
Convergys Corp. NPV (a)                     11,800          227
Crestline Capital Corp. (a)                  3,010           51
Duke Realty Investments, Inc.               38,800          875
Equity Office Properties Trust               3,700           95
Equity Residential
 Properties Trust REIT                       2,200           99
FBR Asset Investment Corp. (a)              29,600          400
Host Marriott Corp.                         40,326          479
HRPT Properties Trust                        3,700           57
Prison Realty Corp.                          2,012           20
ProLogis Trust                               2,200           45
Public Storage, Inc.                         2,900           81
Safety-Kleen Corp. (a)                       8,200          149
ServiceMaster Co.                           11,200          210
Simon Property Group, Inc.                   2,700           69
                                                    -----------
                                                          3,082
                                                    -----------

OTHER ENERGY - 1.6%
Apache Corp.                                27,200        1,061
Baker Hughes, Inc.                           3,200          107
BEC Energy                                   6,200          256
BP Amoco PLC - ADR                          52,933        5,743
Conoco, Inc. Class A                       132,500        3,693
Constellation Energy Group, Inc.            75,000        2,222
El Paso Energy Corp.                        24,300          855
Enron Oil & Gas Co.                         31,700          642
ENSCO International, Inc.                   22,200          443
Noble Drilling Corp. (a)                     4,700           93
Occidental Petroleum Corp.                  31,400          663
PennzEnergy Co.                                600           10
R&B Falcon Corp. (a)                        15,600          146
Sempra Energy                               58,800        1,330
Sunoco, Inc.                                55,900        1,687
Tidewater, Inc.                             28,800          878
Tosco Corp.                                 94,200        2,443
Transocean Offshore, Inc.                   52,900        1,389
Ultramar Diamond Shamrock Corp.             37,600          820
Union Pacific Resources Group, Inc.         24,900          406
                                                    -----------
                                                         24,887
                                                    -----------

PRODUCER DURABLES - 6.0%
Allied Waste Industries, Inc. (a)            4,200           83
AlliedSignal, Inc.                          13,900          876
Applied Materials, Inc. (a)                 95,100        7,026
Briggs & Stratton Corp.                     12,400          716
Caterpillar, Inc.                          150,000        9,000
Cordant Technologies, Inc.                   2,500          113
Crane Co.                                   12,150          382
Cummins Engine Co., Inc.                    11,800          674
Deere & Co.                                 98,300        3,895
Emerson Electric Co.                           900           57
General Electric Co.                       180,600       20,408
Gulfstream Aerospace Corp. (a)              17,900        1,209
Honeywell, Inc.                             11,400        1,321
Ingersoll-Rand Co.                          89,750        5,800
Johnson Controls, Inc.                      21,500        1,490
KLA Instruments Corp. (a)                   30,900        2,003
Lexmark International Group, Inc.
 Class A (a)                                 9,800          647
Litton Industries, Inc. (a)                 12,400          890
Lockheed Martin Corp.                      173,100        6,448
Miller (Herman), Inc.                        5,100          107
Molex, Inc.                                  2,575           95
National Service Industries, Inc.            5,800          209
Northrop Grumman Corp.                      28,700        1,903
Novellus Systems, Inc. (a)                  13,000          886
Pall Corp.                                  21,600          479
Parker-Hannifin Corp.                        3,700          169
Pitney Bowes, Inc.                          20,100        1,291
Pulte Corp.                                  5,600          129
Rockwell International Corp.                 5,700          346
Snap-On Tools Corp.                          4,800          174
Solectron Corp. (a)                         10,900          727
Teradyne, Inc. (a)                           8,600          617
Thermo Instrument Systems, Inc. (a)          6,000           96
Thomas & Betts Corp.                         7,300          345

6 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)


                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                           --------     --------

Uniphase Corp. (a)                           9,500        1,577
United Technologies Corp.                   89,500        6,416
Waste Management, Inc.                      47,000        2,526
WESCO International, Inc. (a)                5,200          103
Xerox Corp.                                198,700       11,736
                                                    -----------
                                                         92,969
                                                    -----------

TECHNOLOGY - 15.9%
3Com Corp. (a)                               6,200          165
Adaptec, Inc. (a)                            1,300           46
ADC Telecommunications, Inc. (a)             9,700          441
Adobe Systems, Inc.                          5,400          443
Altera Corp. (a)                            35,300        1,297
America Online, Inc. (a)                    59,200        6,542
American Management
 Systems, Inc. (a)                             700           22
Apple Computer, Inc. (a)                    63,100        2,922
Arrow Electronics, Inc. (a)                 34,600          657
Ask Jeeves, Inc. (a)                           400            6
At Home Corp. Series A (a)                   2,800          151
Avnet, Inc.                                  5,400          251
BMC Software, Inc. (a)                      46,800        2,524
Cadence Design Systems, Inc. (a)            12,100          154
CIENA Corp. (a)                              1,900           57
Cisco Systems, Inc. (a)                    474,650       30,585
Citrix Systems, Inc. (a)                     3,000          169
CNET, Inc. (a)                                 900           52
COMPAQ Computer Corp.                      225,000        5,330
Computer Associates
 International, Inc.                        92,000        5,060
Computer Sciences Corp. (a)                    400           28
Compuware Corp. (a)                         83,300        2,645
Conexant Systems, Inc. (a)                   1,400           81
Cooper Industries, Inc.                      5,800          302
Dell Computer Corp. (a)                    507,200       18,735
EarthLink Network, Inc. (a)                 21,000        1,290
Electronic Data Systems Corp.               71,938        4,069
EMC Corp. (a)                              190,000       10,450
Galileo International, Inc.                 20,300        1,085
Gateway, Inc. (a)                              700           41
General Instrument Corp. (a)                10,400          442
General Motors Corp. Class H (a)             4,400          248
Hewlett-Packard Co.                         66,700        6,703
IMS Health, Inc.                           111,600        3,488
Inktomi Corp. (a)                            6,100          802
Intel Corp.                                409,756       24,355
International Business
 Machines Corp.                            185,300       23,950
Juniper Networks, Inc. (a)                   1,600          238
Koninklijke (Royal) Philips Electronics
 NV (a)                                     26,040        2,627
L-3 Communications
 Holdings, Inc. (a)                          2,600          126
Loral Space &
 Communications, Ltd. (a)                   23,400          421
LSI Logic Corp. (a)                         46,100        2,126
Lucent Technologies, Inc.                  302,765       20,399
Metromedia Fiber Network, Inc.
 Class A (a)                                 2,100           75
Micron Technology, Inc. (a)                 41,400        1,669
Microsoft Corp. (a)                        322,500       29,065
MindSpring Enterprises, Inc. (a)            36,000        1,595
Motorola, Inc.                              10,800        1,023
National Semiconductor Corp. (a)            31,400          795
New Era of Networks, Inc. (a)                4,900          215
Nortel Networks Corp.                       29,900        2,596
Novell, Inc. (a)                            20,600          546
Oracle Systems Corp. (a)                   154,200        5,725
Parametric Technology Corp. (a)              4,800           67
PMC - Sierra, Inc. (a)                       2,400          141
Quantum Corp. (a)                           25,100          602
Qwest Communications
 International, Inc. (a)                     5,200          172
SCI Systems, Inc. (a)                        4,700          223
Scientific-Atlanta, Inc.                    51,700        1,861
Seagate Technology (a)                      48,879        1,253
Siebel Systems, Inc. (a)                       300           20
Sterling Commerce, Inc. (a)                  3,200          117
Sterling Software, Inc. (a)                 19,100          510
Sun Microsystems, Inc. (a)                  47,600        3,278
Synopsys, Inc. (a)                           8,400          463
Tandy Corp.                                  1,200           59
Tech Data Corp. (a)                          7,200          275
Tellabs, Inc. (a)                           18,600        1,257
Texas Instruments, Inc.                     37,600        5,452
Textron, Inc.                               33,400        2,749
Unisys Corp. (a)                            22,300          868
Vishay Intertechnology, Inc. (a)            16,544          347
Yahoo!, Inc. (a)                             2,400          413
                                                    -----------
                                                        244,956
                                                    -----------

UTILITIES - 8.2%
Aliant Communications, Inc.                    200            9
Allegheny Energy, Inc.                      19,700          632
Alliant Energy Corp. (a)                     2,700           77
Ameren Corp.                                16,400          629
American Electric Power Co., Inc.            8,700          327
American Tower Corp. Class A (a)            16,000          384
American Water Works, Inc.                  13,500          415
Ameritech Corp.                              9,200          676
AT&T Corp.                                 169,573        9,464
Bell Atlantic Corp.                        214,200       14,003


                                                       Diversified Equity Fund 7

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)



                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                        ----------  -----------

BellSouth Corp.                             21,000          984
Calpine Corp. (a)                            1,600           86
Carolina Power & Light Co.                   9,900          424
Central & Southwest Corp.                   75,800        1,772
CenturyTel, Inc.                            92,700        3,685
Cinergy Corp.                               17,100          547
Comcast Corp. Class A                        4,300          154
Comcast Corp. Special Class A               94,600        3,636
Comsat Corp. Series 1                       12,100          393
Consolidated Edison, Inc.                   66,400        3,005
Cox Communications, Inc. Class A (a)        38,000        1,399
Crown Castle International Corp. (a)        14,000          291
Dominion Resources, Inc.                    14,300          619
DTE Energy Co.                              19,400          776
Edison International                        11,200          300
Energy East Corp.                           31,200          811
FirstEnergy Corp.                           41,000        1,271
Florida Progress Corp.                       3,800          157
FPL Group, Inc.                             25,700        1,404
Frontier Corp.                               3,600          212
GPU, Inc.                                   14,800          624
GTE Corp.                                   44,700        3,386
Kansas City Power & Light Co.                9,500          242
KeySpan Corp. (a)                            4,692          124
Level 3 Communications, Inc. (a)             5,400          325
MCI WorldCom, Inc. (a)                     270,700       23,280
MCN Energy Group, Inc.                       5,200          108
Montana Power Co.                            2,400          169
National Fuel & Gas Co.                        800           39
New Century Energies, Inc.                   3,000          116
Nextel Communications, Inc.
 Class A (a)                                40,000        2,008
Nokia Corp. - ADR                          226,800       20,766
OGE Energy Corp.                             7,100          169
Paging Network, Inc. (a)                   148,200          713
Peco Energy Co.                             44,000        1,843
PG&E Corp.                                  93,700        3,045
Pinnacle West Capital Corp.                 24,800          998
Potomac Electric Power Co.                  18,800          553
PP&L Resources, Inc.                         5,800          178
Public Service Enterprise Group, Inc.       26,600        1,087
Questar Corp.                               11,500          220
RCN Corp. (a)                                8,300          345
Reliant Energy, Inc. NPV                    20,700          572
SBC Communications, Inc.                    80,700        4,681
Sprint Corp.                                38,000        2,007
Texas Utilities Co.                         15,400          635
U.S. West, Inc.                             57,700        3,390
Unicom Corp.                                66,300        2,557
United States Cellular Corp. (a)               400           21
UtiliCorp United, Inc.                      13,500          328
Vodafone Group PLC - ADR                     4,700          926
VoiceStream Wireless Corp. NPV (a)             700           20
Western Resources, Inc.                     11,200          298
Western Wireless Corp. NPV
 Class A (a)                                 2,600           70
Williams Cos. (The)                         28,900        1,230
WinStar Communications, Inc. (a)             5,500          268
Wisconsin Energy Corp.                      18,600          467
                                                    -----------
                                                        126,350
                                                    -----------

TOTAL COMMON STOCKS
(cost $1,050,202)                                     1,435,165
                                                    -----------

PREFERRED STOCKS - 0.1%
Sealed Air Corp. Series A New (conv.)                     1,806
                                            28,900  -----------

TOTAL PREFERRED STOCKS
(cost $1,096)                                             1,806
                                                    -----------

                                         PRINCIPAL
                                          AMOUNT
                                           (000)
                                             $
                                        ----------
SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                          96,891       96,891
United States Treasury Notes                              6,606
  5.875% due 07/31/99 (b)(c)                 6,600  -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $103,497)                                         103,497
                                                    -----------
8  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                           JUNE 30, 1999 (UNAUDITED)



                                                       MARKET
                                                        VALUE
                                                       (000)
                                                         $
                                                    -----------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,154,795)                          1,540,468

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                3,016
                                                    -----------

NET ASSETS - 100.0%                                   1,543,484
                                                    ===========


                                                   UNREALIZED
                                  NUMBER          APPRECIATION
                                    OF           (DEPRECIATION)
                                 CONTRACTS            (000)
                                -----------      --------------
FUTURES CONTRACTS

S&P 500 Index
 expiration date 09/99                  288      $        3,524
                                                 --------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                             $        3,524
                                                 ==============
(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting



  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Equity Fund 9

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $1,154,795) ...............  $   1,540,468
Cash .............................................................            305
Foreign currency holdings (identified cost $19) ..................             19
Receivables:
 Dividends and interest ..........................................          1,645
 Investments sold ................................................         16,969
 Fund shares sold ................................................          2,286
 Daily variation margin on futures contracts .....................          1,832
                                                                    -------------
   Total Assets ..................................................      1,563,524

LIABILITIES
Payables:
 Investments purchased .............................  $     14,555
 Fund shares redeemed ..............................         4,498
 Accrued fees to affiliates ........................           983
 Other accrued expenses ............................             4
                                                      ------------

   Total Liabilities .............................................         20,040
                                                                    -------------

NET ASSETS .......................................................  $   1,543,484
                                                                    =============

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................  $       1,717
Accumulated net realized gain (loss)  ............................        125,377
Unrealized appreciation (depreciation) on:
 Investments .....................................................        385,673
 Futures contracts ...............................................          3,524
Shares of beneficial interest ....................................            272
Additional paid-in capital .......................................      1,026,921
                                                                    -------------

NET ASSETS .......................................................  $   1,543,484
                                                                    =============
NET ASSET VALUE, offering and redemption price per share:
 Class C ($6,272,333 divided by 110,941 shares of $.01 par
   value shares of beneficial interest outstanding) ..............  $       56.54
                                                                    =============
 Class E ($16,479,781 divided by 290,825 shares of $.01 par
   value shares of beneficial interest outstanding) ..............  $       56.67
                                                                    =============
 Class S ($1,520,731,822 divided by 26,820,325 shares of $.01
   par value shares of beneficial interest outstanding) ..........  $       56.70
                                                                    =============

See accompanying notes which ar in integral part of the financial statements.

10  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends .......................................................... $    7,914
 Dividends from Money Market Fund ...................................      1,727
 Interest ...........................................................        161
                                                                      ----------

   Total Investment Income ..........................................      9,802

EXPENSES
 Advisory fees ........................................... $    5,197
 Administrative fees .....................................        358
 Custodian fees ..........................................        218
 Distribution fees - Class C .............................          8
 Transfer agent fees .....................................        499
 Professional fees .......................................         30
 Registration fees - Class S .............................         66
 Shareholder servicing fees - Class C ....................          3
 Shareholder servicing fees - Class E ....................         15
 Trustees' fees ..........................................          5
 Miscellaneous ...........................................         60
                                                           ----------

   Total Expenses ...................................................      6,459
                                                                      ----------

Net investment income ...............................................      3,343
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .............................................    103,330
 Futures contracts .......................................      6,908    110,238
                                                           ----------
Net change in unrealized appreciation (depreciation) on:
 Investments .............................................     42,360
 Futures contracts .......................................        271
 Foreign currency-related transactions ...................         (1)    42,630
                                                           ---------- ----------

Net realized and unrealized gain (loss)  ............................    152,868
                                                                      ----------

Net increase (decrease) in net assets resulting from operations ..... $  156,211
                                                                      ==========

     See accompanying notes which are integral part of the financial statements.

                                                      Diversified Equity Fund 11

DIVERSIFIED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      FOR THE SIX MONTHS      FOR THE YEAR
                                                                     ENDED JUNE 30, 1999         ENDED
                                                                         (UNAUDITED)       DECEMBER 31, 1998
                                                                     -------------------   -----------------

OPERATIONS
 Net investment income ............................................  $             3,343   $           7,673
 Net realized gain (loss) .........................................              110,238              92,820
 Net change in unrealized appreciation (depreciation) .............               42,630             174,452
                                                                     -------------------   -----------------

 Net increase (decrease) in net assets resulting from operations ..              156,211             274,945
                                                                     -------------------   -----------------
DISTRIBUTIONS
From net investment income
  Class C .........................................................                   (1)                 --
  Class E .........................................................                  (10)                 (9)
  Class S .........................................................               (1,724)             (7,563)
From net realized gain on investments
  Class C .........................................................                   (5)                 --
  Class E .........................................................                  (71)               (334)
  Class S .........................................................              (10,393)            (66,093)
                                                                      ------------------    ----------------

     Net decrease from distributions ..............................              (12,204)            (73,999)
                                                                      ------------------    ----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ...               23,454             129,618
                                                                      ------------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................              167,461             330,564

NET ASSETS
 Beginning of period ..............................................            1,376,023           1,045,459
                                                                      ------------------    ----------------
 End of period (including undistributed net investment income
 of $1,717 and $109, respectively).................................   $        1,543,484    $      1,376,023
                                                                      ==================    ================

See accompanying notes which are an integral part of the financial statements.

12  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.



                                                                        1999*
                                                                      ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $   52.04
                                                                      ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  .......................................        (.10)
 Net realized and unrealized gain (loss) on investments ...........        5.02
                                                                      ---------

   Total Income From Investment Operations ........................        4.92
                                                                      ---------

DISTRIBUTIONS
 From net investment income .......................................        (.03)
 From net realized gain on investments ............................        (.39)
                                                                      ---------

   Total Distributions ............................................        (.42)
                                                                      ---------

NET ASSET VALUE, END OF PERIOD ....................................   $   56.54
                                                                      =========

TOTAL RETURN (%)(a)  ..............................................        9.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ......................       6,272

 Ratios to average net assets (%)(b):
   Operating expenses .............................................        1.88
   Net investment income ..........................................        (.48)

 Portfolio turnover rate (%)(b)  ..................................       97.51


* For the period January 27, 1999 (commencement of sale) to June 30, 1999
  (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.


                                                      Diversified Equity Fund 13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEARS ENDED DECEMBER 31,
                                                                             --------------------------
                                                                   1999*         1998          1997**
                                                               ------------  ------------  ------------

NET ASSET VALUE, BEGINNING OF PERIOD ........................  $      51.40  $      43.64  $      45.55
                                                               ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (c) .................................           .06           .10           .06
  Net realized and unrealized gain (loss) on investments ....          5.64         10.34          7.97
                                                               ------------  ------------  ------------

    Total Income From Investment Operations .................          5.70         10.44          8.03
                                                               ------------  ------------  ------------

DISTRIBUTIONS
  From net investment income ................................          (.04)         (.08)         (.07)
  From net realized gain on investments .....................          (.39)        (2.60)        (9.87)
                                                               ------------  ------------  ------------

    Total Distributions .....................................          (.43)        (2.68)        (9.94)
                                                               ------------  ------------  ------------

NET ASSET VALUE, END OF PERIOD ..............................  $      56.67  $      51.40  $      43.64
                                                               ------------  ------------  ------------

TOTAL RETURN (%)(a) .........................................         11.12         24.59         15.99

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($ in thousands) ................        16,480         9,007         2,839

  Ratios to average net assets (%)(b):
    Operating expenses ......................................          1.13          1.33          1.63
    Net investment income ...................................           .23           .21           .10

  Portfolio turnover rate (%)(b) ............................         97.51        100.31        114.11

*   For the six months ended June 30, 1999 (Unaudited).
**  For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


14 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------
                                                    1999*     1998      1997      1996     1995      1994
                                                  -------- --------- --------- --------- --------- ---------

NET ASSET VALUE, BEGINNING OF PERIOD ...........  $  51.39 $   43.64 $   41.45 $   38.62 $   32.26 $   34.88
                                                  -------- --------- --------- --------- --------- ---------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (c) ....................       .12       .30       .37       .48       .60       .58
  Net realized and unrealized gain (loss) on
    investments.................................      5.64     10.34     12.06      8.15     10.63      (.49)
                                                  -------- --------- --------- --------- --------- ---------
    Total Income From Investment Operations.....      5.76     10.64     12.43      8.63     11.23       .09
                                                  -------- --------- --------- --------- --------- ---------
DISTRIBUTIONS
  From net investment income ...................      (.06)     (.29)     (.37)     (.48)     (.60)     (.58)
  From net realized gain on investments ........      (.39)    (2.60)    (9.87)    (5.32)    (4.27)    (2.13)
                                                  -------- --------- --------- --------- --------- ---------

    Total Distributions ........................      (.45)    (2.89)   (10.24)    (5.80)    (4.87)    (2.71)
                                                  -------- --------- --------- --------- --------- ---------

NET ASSET VALUE, END OF PERIOD .................  $  56.70 $   51.39 $   43.64 $   41.45 $   38.62 $   32.26
                                                  ======== ========= ========= ========= ========= =========

TOTAL RETURN (%)(a) ............................     11.25     25.11     31.32     23.29     35.17      (.01)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($ in thousands).... 1,520,732 1,367,016 1,042,620   699,691   530,645   414,036

  Ratios to average net assets (%)(b):
    Operating expenses .........................       .90       .91       .92       .94       .95       .95
    Net investment income ......................       .47       .62       .80      1.18      1.56      1.73

  Portfolio turnover rate (%)(b) ...............     97.51    100.31    114.11     99.90     92.53     57.53

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.




                                                     Diversified Equity Fund 15

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

                                          JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                         ----------  ----------
COMMON STOCKS - 95.9%
AUTO AND TRANSPORTATION - 5.4%
AAR Corp.                                    50,000       1,134
ABC Rail Products Corp. (a)                  10,000         203
Airborne Freight Corp.                       29,400         814
AirNet Systems, Inc. (a)                     11,800         159
Alaska Air Group, Inc. (a)                   20,400         852
Alexander & Baldwin, Inc.                     6,200         137
America West Holding Corp.
 Class B (a)                                 46,200         872
American Freightways Corp. (a)               30,300         591
Arvin Industries, Inc.                       17,000         644
Avis Rent A Car, Inc. (a)                    75,100       2,187
Bandag, Inc.                                  8,000         278
Borg-Warner Automotive, Inc.                  5,300         292
Budget Group, Inc. Class A (a)               12,600         155
Carey International, Inc. New (a)             8,900         219
Coach USA, Inc. (a)                          39,300       1,648
Coachmen Industries, Inc.                    94,000       2,186
Consolidated Freightways Corp. (a)           38,600         495
Continental Airlines, Inc. Class B (a)       37,800       1,422
Covenant Transport, Inc. Class A (a)            200           3
Dollar Thrifty Automotive
 Group, Inc. (a)                             46,000       1,070
Federal-Mogul Corp.                           8,100         421
Fleetwood Enterprises, Inc.                  35,500         939
Hawker Pacific Aerospace (a)                  6,200          14
Hertz Corp. Class A                          16,400       1,017
Hunt (JB) Transportation
 Services, Inc.                                 200           3
Keystone Automotive
 Industries, Inc. (a)                         8,000         138
Landair Corp. (a)                            25,000         100
Landstar Systems, Inc. (a)                   27,300         983
Lear Corp. (a)                               23,500       1,169
M.S. Carriers, Inc. (a)                       2,500          74
Mark VII, Inc. (a)                            8,000         130
Midas, Inc.                                   9,700         275
Monaco Coach Corp. (a)                       14,300         605
Monro Muffler Brake, Inc. (a)                20,000         158
MotivePower Industries, Inc. (a)             33,000         586
Myers Industries, Inc.                        7,000         140
National R.V. Holdings, Inc. (a)             51,800       1,256
Navistar International Corp. (a)             17,100         855
Offshore Logistics, Inc. (a)                107,000       1,164
PACCAR, Inc.                                 15,450         825
Polaris Industries, Inc.                     29,100       1,266
Roadway Express, Inc.                        14,400         279
Skywest, Inc.                                46,250       1,145
Swift Transportation Co., Inc. (a)           14,250         313
Tower Automotive, Inc. (a)                   61,700       1,569
Transport Corp. of America (a)               12,000         149
Trinity Industries, Inc.                     81,200       2,720
USA Truck, Inc. (a)                          14,000         128
USFreightways Corp.                          24,900       1,145
Varlen Corp.                                  5,100         205
Werner Enterprises, Inc.                      6,000         124
Wynn's International, Inc.                   10,000         183
Yellow Corp. (a)                             32,300         562
                                                     ----------
                                                         36,001
                                                     ----------

CONSUMER DISCRETIONARY - 19.6%
Aaron Rents, Inc.                             3,600          80
Abacus Direct Corp. (a)                      20,000       1,799
Abercrombie & Fitch Co. Class A (a)          37,500       1,800
ACT Networks, Inc. (a)                       29,250         497
Activision, Inc. New (a)                      5,500          80
Ambassadors International, Inc. (a)           6,600          97
American Greetings Corp. Class A             80,900       2,437
Ames Department Stores, Inc. (a)                200           9
AnnTaylor Stores Corp. (a)                   99,950       4,498
Applebee's International, Inc.                3,800         114
Authentic Fitness Corp.                       4,500          79
Aztar Corp. (a)                              18,400         169
BHC Communications, Inc. Class A              2,800         364
Big Flower Holdings, Inc. (a)                50,500       1,610
BJ's Wholesale Club, Inc. (a)                47,200       1,419
Blair Corp.                                   5,100         137
Bob Evans Farms, Inc.                         9,500         188
BOLDER Technologies Corp. (a)                18,000         155
Bowne & Co., Inc.                            28,100         365
Brinker International, Inc.  (a)              8,500         231
Brown Shoe Co., Inc                           7,700         167
Brunswick Corp.                              50,000       1,394
Capstar Broadcasting Corp.
 Class A (a)                                100,000       2,738
Cato Corp. Class A                            8,600          99
Cavanaughs Hospitality Corp. (a)             18,000         152
CDI Corp. (a)                                 8,300         283
CEC Entertainment, Inc. (a)                  73,950       3,124
Central Newspapers, Inc. Class A             69,100       2,600
Central Parking Corp.                        30,000       1,028
Championship Auto Racing
 Teams, Inc. (a)                              7,000         210
Chicos Fas, Inc. (a)                         19,850         466
Children's Comprehensive
 Services, Inc. (a)                          25,000         169
Chris Craft Industries, Inc. (a)             19,858         936
Claire's Stores, Inc.                       100,000       2,563
Cole National Corp. Class A (a)              15,000         119
Cornell Corrections, Inc. (a)                 7,000         115
Correctional Services Corp. (a)               4,950          37


16  Special Growth Fund

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
Cost Plus, Inc. (a)                          12,000         545
Cox Radio, Inc. Class A (a)                   1,500          81
CSS Industries, Inc. (a)                      3,600         101
Dan River, Inc. Class A (a)                  21,000         155
Danka Business Systems - ADR (a)            166,000         897
Darden Restaurants, Inc.                     11,700         255
Data Processing Corp. (a)                     6,800         160
Department 56, Inc. (a)                      36,400         978
DeVry, Inc. (a)                              75,000       1,678
Diamond Technology
 Partners, Inc. (a)                          20,000         446
EduTrek International, Inc.
 Class A (a)                                 20,000          95
Elder-Beerman Stores Corp. New (a)           67,750         495
Electronics Boutique
 Holdings Corp. (a)                           8,000         114
Emmis Broadcasting Corp.
 Class A (a)                                 25,000       1,233
Ethan Allen Interiors, Inc.                  12,800         483
Extended Stay America, Inc. (a)               3,000          36
Family Dollar Stores, Inc.                   38,600         926
Foodmaker, Inc. (a)                             100           3
Footstar, Inc. (a)                           18,500         688
Fossil, Inc. (a)                             88,700       4,269
Franklin Covey Co. (a)                        6,200          46
Friedman's, Inc. Class A                      5,100          44
Funco, Inc. (a)                              10,000         184
Furniture Brands International, Inc. (a)     61,200       1,706
G & K Services, Inc. Class A                 24,000       1,256
General Nutrition Cos., Inc. (a)             22,400         521
Grey Advertising, Inc.                        5,225       1,719
GTECH Holdings Corp. (a)                     25,300         596
Guitar Center, Inc. (a)                       9,400          98
Handleman Co. (a)                            97,300       1,149
Harland (John H.) Co.                        41,900         835
Haverty Furniture Co., Inc.                   4,700         166
Hearst-Argyle Television, Inc. (a)           44,600       1,070
Hollinger International, Inc. Class A         5,300          63
Hollywood Entertainment Corp. (a)             7,900         154
Hollywood Park, Inc. (a)                     55,600         945
Houghton Mifflin Co.                         12,400         584
IHOP Corp. New (a)                           11,000         264
Interim Services, Inc. (a)                   31,300         646
Iron Mountain, Inc. (a)                       5,500         157
ITT Educational Services, Inc. (a)           50,000       1,303
K2, Inc.                                      5,800          52
Kellwood Co.                                  3,900         106
Knight-Ridder, Inc.                          30,700       1,687
La-Z-Boy Inc.                                11,000         253
Lamar Advertising Co. Class A (a)            40,000       1,635
Learning Tree International, Inc. (a)        16,000         175
Lee Enterprises, Inc.                        50,000       1,525
Legato Systems, Inc. (a)                     23,400       1,351
Linens 'N Things, Inc. (a)                   49,400       2,161
Lithia Motors, Inc., Class A (a)              7,000         144
Lone Star Steakhouse & Saloon (a)            29,800         289
Mail-Well, Inc. (a)                          18,200         295
Mandalay Resort Group (a)                   114,500       2,419
Manpower, Inc.                               10,600         240
Maxim Group, Inc. (a)                        18,000         156
Mazel Stores, Inc. (a)                       12,000         122
McClatchy Co. Class A                        59,475       1,970
McGraw-Hill, Inc.                            19,500       1,052
Media General, Inc. Class A                  11,100         566
MeriStar Hospitality Corp. REIT              78,500       1,761
MeriStar Hotels & Resorts, Inc. (a)          45,000         155
Metzler Group, Inc. (a)                      53,500       1,475
Michaels Stores, Inc. (a)                     8,500         258
Movado Group, Inc.                            2,600          67
Musicland Stores Corp. (a)                   15,700         139
Nielsen Media Research (a)                   40,000       1,170
O'Charleys, Inc. (a)                         15,000         240
O'Sullivan Industries
 Holdings, Inc. (a)                          10,300         175
OfficeMax, Inc. (a)                          83,000         996
Ogden Corp.                                  12,300         331
On Assignment, Inc. (a)                      50,000       1,300
Oshkosh B' Gosh, Inc. Class A                15,000         310
Outback Steakhouse, Inc. (a)                  1,800          70
Oxford Industries, Inc.                         600          17
Pacific Sunwear of California (a)            90,225       2,199
Packaged Ice, Inc. (a)                       25,000         148
Penton Media, Inc.                           60,117       1,458
Pep Boys - Manny, Moe & Jack                 15,800         342
Petco Animal Supplies, Inc. (a)              13,500         213
Pierce Leahy Corp. (a)                        6,000         148
Pixar, Inc. NPV (a)                          55,900       2,411
Plantronics, Inc. (a)                         3,500         228
Playboy Enterprises, Inc. Class B (a)         3,500          93
Pomeroy Computer
 Resources, Inc. (a)                         12,800         178
Pre-paid Legal Services, Inc. (a)            30,000         816
Premark International, Inc.                  22,900         859
Priceline.com, Inc. (a)                       9,350       1,080
Quicksilver, Inc. (a)                        90,700       2,364
Rainforest Cafe, Inc. (a)                    24,500         124
RCM Technologies, Inc. (a)                   10,000         129
RDO Equipment Co. Class A (a)                15,000         141
Reebok International, Ltd. (a)               37,200         693
Regis Corp.                                  45,000         861
RemedyTemp, Inc. Class A (a)                  9,000         122
Rent-Way, Inc. (a)                           42,500       1,047


                                                          Special Growth Fund 17

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                         ----------  ----------

Reynolds & Reynolds Co. Class A              50,200       1,170
Ross Stores, Inc.                            69,100       3,468
Rubio's Restaurants, Inc. (a)                11,400         175
Ruby Tuesday, Inc.                           11,500         219
Rural/Metro Corp. (a)                        16,000         152
Russ Berrie & Co., Inc.                       3,900          97
Russell Corp.                                11,300         220
Ryan's Family Steak Houses, Inc. (a)        116,800       1,351
Saga Communications Class A (a)               8,300         155
Salton, Inc. (a)                             11,300         565
SBS Broadcasting SA (a)                       5,150         164
Schultz Sav-o Stores, Inc.                   74,500       1,192
SCP Pool Corp. (a)                           12,750         330
Scripps (E.W.) Co. Class A                   30,900       1,470
Shaw Industries, Inc. (a)                    59,600         983
ShopKo Stores, Inc. (a)                      13,800         500
Specialty Equipment Cos., Inc. (a)            2,100          62
Spiegel, Inc. Class A (a)                       100           1
Sport Supply Group, Inc. (a)                 20,000         203
Springs Industries, Inc.                     13,600         593
Stage Stores, Inc. (a)                       27,000         176
Station Casinos, Inc. (a)                    24,200         493
Steinway Musical Instruments, Inc. (a)        5,500         146
Talbots, Inc.                                14,000         534
TETRA Technologies, Inc. New (a)             31,250         516
Tiffany & Co.                                27,100       2,615
Timberland Co. Class A (a)                    6,300         429
Tommy Hilfiger Corp. (a)                     13,250         974
Toro Co.                                      7,300         287
TRM Copy Centers Corp. (a)                   12,000          72
United Stationers, Inc. (a)                   4,600         101
United Television, Inc.                      11,350       1,190
Urban Outfitters, Inc. (a)                    9,600         238
USinternetworking, Inc. (a)                  15,350         644
Valassis Communications, Inc. (a)            41,950       1,536
Wackenhut Corp.                               4,000         119
Wal-Mart Stores, Inc.                         1,900          92
Washington Post Co. Class B                   4,200       2,259
West Marine, Inc. (a)                        11,200         163
WestPoint Stevens, Inc.                      22,500         670
Wet Seal, Inc. Class A (The) (a)              6,600         185
Wiley (John) & Son Inc. Class A               4,200          73
Wilsons The Leather Experts, Inc. (a)        15,000         246
World Color Press, Inc. (a)                  28,100         772
Zale Corp. (a)                               37,900       1,515
                                                     ----------
                                                        128,903
                                                     ----------

CONSUMER STAPLES - 2.4%
Aurora Foods, Inc. (a)                       35,000         613
Block Drug Co., Inc. Class A                 24,575       1,024
Canandaigua Brands Inc. Class A (a)          11,200         587
Church and Dwight Co., Inc.                   7,700         335
Coca-Cola Bottling Co. Consolidated          21,400       1,198
Coors (Adolph) Co. Class B                   18,100         896
Corn Products International, Inc.            19,200         584
Earthgrains Co.                              32,800         847
Golden State Vintners, Inc. Class B (a)      23,000         141
Hormel Foods Corp.                           26,700       1,075
IBP, Inc.                                    86,700       2,059
International Multifoods Corp.                5,600         126
Nature's Sunshine Products, Inc.             12,400         132
Pepsi Bottling Group, Inc. (The)             45,700       1,054
Performance Food Group Co. (a)                3,600          98
Pilgrim's Pride Corp.                         3,500         105
Ralcorp Holdings, Inc. (a)                   21,200         341
Schweitzer-Mauduit
 International, Inc.                          9,000         135
Smucker (J.M.) Co.                            2,700          60
Standard Commercial Corp.                    22,300         131
SuperValu, Inc.                              58,400       1,500
Tootsie Roll Industries, Inc.                30,900       1,194
U.S. Foodservice (a)                         23,400         997
Universal Foods Corp.                        20,600         434
                                                     ----------
                                                         15,666
                                                     ----------

FINANCIAL SERVICES - 17.5%
1st Source Corp.                              4,950         158
Advanta Corp. Class A                        15,500         280
Affiliated Computer Services, Inc. Class
 A (a)                                       12,000         608
Affiliated Managers Group, Inc. (a)           6,500         196
Alleghany Corp. (a)                             900         167
American Financial Group, Inc.               10,500         358
Amplicon, Inc.                               10,000         138
Amresco, Inc. (a)                            10,300          66
Amwest Insurance Group, Inc.                 16,000         148
Andover Bancorp, Inc.                         2,000          63
Area Bancshares Corp.                         5,400         143
ARM Financial Group, Inc. Class A            11,400          97
Astoria Financial Corp.                      78,400       3,440
BancWest Corp. New                            2,700         100
Bank United Corp. Class A                    10,000         401
Bankatlantic Bancorp, Inc. Class A          130,495         946
Bay View Capital Corp.                       38,800         795
Bear Stearns Cos., Inc.                      62,266       2,911
Berkley (W.R.) Corp.                         35,050         876
BISYS Group, Inc. New (a)                    52,200       3,054
BOK Financial Corp. (a)                      10,000         250
Brookline Bancorp., Inc.                      5,000          58
Capstead Mortgage Corp.                      11,700          64
Centris Group, Inc.                         138,800       1,405
Centura Banks, Inc.                           8,100         457

18  Special Growth Fund

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
Charter One Financial, Inc.                  42,000       1,166
Chartwell Re Corp.                           10,600         197
Chicago Title Corp.                          10,100         360
Chittenden Corp.                                800          25
Citizens Banking Corp.                        1,900          57
City National Corp.                          38,700       1,449
Clark/Bardes Holdings, Inc. (a)              11,500         219
Colonial BancGroup, Inc.                     96,000       1,338
Commerce Bancorp, Inc.                        7,035         301
Commerce Bancshares, Inc.                    10,665         429
Commonwealth Bancorp, Inc.                    4,200          75
Compass Bancshares, Inc.                      3,900         106
Concord EFS, Inc. (a)                        16,400         694
Conning Corp. New                             9,700         153
CORT Business Services Corp. (a)              5,600         134
Cullen Frost Bankers, Inc.                   25,600         706
Dain Rauscher Corp.                          20,200       1,093
Data Transmission Network Corp. (a)           5,000         141
Delphi Financial Group, Inc. (a)             20,342         730
Delta Financial Corp. (a)                    17,700         113
Dime Bancorp, Inc.                          112,600       2,266
Dime Community Bancorp, Inc.                  7,900         182
Donaldson, Lufkin & Jenrette, Inc.           36,000       2,169
Doral Financial Corp.                        99,250       1,706
Downey Financial Corp.                       15,655         343
DST Systems, Inc. (a)                        44,500       2,798
E.W. Blanch Holdings, Inc.                    8,900         607
Edwards (A.G.), Inc.                         35,300       1,138
Enhance Financial Services
 Group, Inc.                                 12,100         239
Everest Reinsurance Holdings, Inc.           29,500         962
FBL Financial Group, Inc. Class A             7,200         140
Fidelity National Financial                   6,490         136
Financial Security Assurance
 Holdings,Ltd.                               12,400         645
FINOVA Group, Inc.                            3,000         158
First American Financial Corp.               28,000         501
First Indiana Corp.                           8,000         171
First Republic Bank (a)                      15,900         460
First Tennessee National Corp.               25,350         971
First Washington Bancorp, Inc.                2,310          46
FirstFed Financial Corp. (a)                 10,400         200
Flagstar Bancorp, Inc.                       10,000         251
FPIC Insurance Group, Inc. (a)               25,000       1,206
Freedom Securities Corp.                     12,000         206
Fremont General Corp.                        80,150       1,513
Gables Residential Trust                     52,000       1,255
Golden State Bancorp, Inc. (a)               18,900         416
Greenpoint Financial Corp.                   25,000         820
Hambrecht & Quist Group (a)                   8,200         304
HCC Insurance Holdings, Inc.                 12,000         272
HealthCare Financial Partners, Inc. (a)      24,200         829
Hibernia Corp. Class A                       12,900         202
Hoenig Group, Inc. (a)                       12,400         122
Home Port Bancorp, Inc.                         200           5
Horace Mann Educators Corp.                  40,000       1,088
Imperial Credit Industries, Inc. (a)         10,162          71
Independence Community Bank Corp.            19,900         264
Insurance Management Solutions
 Group,Inc. (a)                              16,000         136
Intercontinental Life Corp. (a)              12,800         118
Investors Financial Services Corp.           49,100       1,961
IPC Holdings, Ltd.                           57,000       1,133
Itla Cap Corp. (a)                            6,900         105
Jack Henry & Assocociates, Inc.              24,000         936
Jeffries Group, Inc. New                      2,800          84
JSB Financial, Inc.                           2,200         112
Klamath First Bancorp, Inc.                   9,000         135
LandAmerica Financial Group, Inc.            21,700         624
Legg Mason, Inc.                             94,000       3,619
Lehman Brothers Holdings, Inc.               24,800       1,544
Leucadia National Corp.                      38,000         964
Liberty Financial Cos., Inc.                  5,400         157
LINC Capital, Inc. (a)                       14,000         123
Litchfield Financial Corp.                    7,350         124
MAF Bancorp, Inc.                            50,900       1,231
Markel Corp. (a)                              8,000       1,496
Medical Assurance, Inc. (a)                   3,200          90
Mercantile Bankshares Corp.                   9,800         346
Metris Companies, Inc.                       51,900       2,115
Midland Co.                                   3,200          81
Mississippi Valley Bancshares, Inc.           3,900         129
Mutual Risk Management, Ltd.                 14,250         476
National City Bancorporation                  5,500         113
National Commerce Bancorp                    30,900         676
National Data Corp.                          32,500       1,389
National Western Life Insurance Co.
 Class A (a)                                  2,900         279
Nationwide Financial Services, Inc.
 Class A                                     30,000       1,358
Net.B@nk, Inc. (a)                           11,200         426
Northrim Bank                                14,000         152
Ocean Financial Corp.                         2,800          51
Ohio Casualty Corp.                           8,300         299
Old National Bancorp                          5,465         164
One Valley Bancorp
 of West Virginia, Inc.                       4,400         165
Orion Capital Corp.                          14,000         502
Pacific Century Financial Corp.              14,300         308
Pacific Gulf Properties, Inc.                 7,000         158
Paychex, Inc.                                55,000       1,746
Penn Treaty American Corp. (a)                5,400         130


                                                          Special Growth Fund 19

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
Pennsylvania Real Estate Investment
 Trust                                        7,000         147
Peoples Heritage Financial Group             92,780       1,745
PFF Bancorp, Inc. (a)                         3,300          62
PMI Group, Inc. (The)                        26,300       1,652
Price (T. Rowe) & Associates, Inc.           50,000       1,916
Profit Recovery Group
 International, Inc. (The) (a)               25,000       1,181
Protective Life Corp.                        39,700       1,310
Provident Bankshares Corp.                    3,000          70
PXRE Corp.                                   41,959         761
Queens County Bancorp                         8,997         291
Radian Group, Inc. (a)                       30,000       1,464
Reinsurance Group Of America                 10,250         361
Reliance Bancorp, Inc.                        7,800         215
Reliance Group Holdings, Inc.                52,300         389
RenaissanceRe Holdings, Ltd.                 37,000       1,369
Republic of New York Corp.                   26,800       1,827
Resource Bancshares Mortgage Group           18,400         186
Richmond County Financial Corp.               8,900         170
Riggs National Corp.                         11,700         238
Roslyn Bancorp, Inc.                         37,400         643
Ryder System, Inc.                           29,100         757
Scottish Annuity & Life
 Holdings, Ltd.                              16,000         172
SCPIE Holdings, Inc.                          2,100          69
Seacoast Financial Services Corp. (a)        14,000         158
Selective Insurance Group, Inc.              51,800         984
Silicon Valley Bancshares (a)                15,400         381
Sky Financial Group, Inc.                    40,000       1,083
Smith (Charles E.) Residential
 Realty, Inc.                                40,000       1,358
Southwest Securities Group, Inc.              2,400         172
Sovereign Bancorp, Inc.                     121,466       1,480
Sovran Self Storage, Inc.                    38,200       1,029
Staten Island Bancorp, Inc.                  17,600         317
Stewart Information Services Corp.           85,800       1,813
SunGard Data Systems  (a)                    46,200       1,594
Transatlantic Holdings, Inc.                 26,000       1,948
Trustmark Corp.                              42,000         961
UICI (a)                                      5,500         152
UMB Financial Corp.                           1,600          68
Union Planters Corp.                         31,475       1,406
United Fire & Casualty Co.                   27,450         707
Washington Federal, Inc.                     20,579         460
Webster Financial Corp.                      59,800       1,621
Westamerica Bancorporation                   30,000       1,092
WesterFed Financial Corp.                     8,000         131
XL Capital, Ltd. Class A                     23,464       1,325
Zions Bancorp                                19,500       1,237
                                                     ----------
                                                        115,554
                                                     ----------
HEALTH CARE - 7.3%
Affymetrix, Inc. NPV (a)                     25,000       1,225
Alkermes, Inc. (a)                           35,000         801
Allergan, Inc.                               17,000       1,887
Alpharma, Inc. Class A                       56,350       2,004
AmeriSource Health Corp. Class A (a)         42,800       1,091
AmSurg Corp. Class A (a)                     24,000         182
Anesta Corp. (a)                             47,200         956
Apria Healthcare Group, Inc. (a)             41,100         699
ARV Assisted Living, Inc. (a)                30,000         120
Assisted Living Concepts, Inc. (a)           35,000         101
Ballard Medical Products                      3,700          86
Bard (C.R.), Inc.                             2,100         100
Bergen Brunswig Corp. Class A                12,000         207
Beverly Enterprises, Inc. New (a)            19,400         156
Bindley Western Industries, Inc.             51,733       1,193
Biosite Diagnostics, Inc. (a)                16,900         169
Cephalon, Inc. (a)                           72,100       1,226
ChiRex, Inc. (a)                              4,300         138
Cor Therapeutics, Inc. (a)                   37,700         551
CorVel Corp. (a)                              6,000         128
Express Scripts, Inc. Class A (a)            21,700       1,306
First Health Group Corp. (a)                 61,000       1,312
Hanger Orthopedic Group, Inc. (a)            45,000         638
Health Management Associates
 Class A (a)                                 60,000         675
Healthcare Services Group, Inc. (a)          15,200         148
IDEC Pharmaceuticals Corp. (a)               27,700       2,133
Immucor Corp. (a)                            16,000         218
Immunex Corp. (a)                             7,500         955
IVAX Corp. (a)                               66,050         933
Jones Pharma, Inc.                           58,600       2,304
Laser Vision Centers, Inc. (a)               14,900         937
Lincare Holdings, Inc. (a)                   93,000       2,325
Lunar Corp. (a)                              20,400         161
Mallinckrodt, Inc.                            1,900          69
Maxxim Medical, Inc. (a)                      4,800         112
Medicis Pharmaceutical Corp.
 Class A. (a)                                37,800         959
MedImmune, Inc. (a)                          46,000       3,128
Medquist, Inc. (a)                           26,400       1,153
Millennium Pharmaceuticals, Inc. (a)         16,000         575
Natural Alternatives
 International, Inc. (a)                     30,000         100
NBTY, Inc. (a)                               25,000         162
New American Healthcare Corp. (a)            60,000         139
OEC Medical Systems, Inc. (a)                40,500         992
Owens & Minor, Inc., Holding Co.              9,300         102
Oxford Health Plans, Inc. (a)                52,500         814
PacifiCare Health Systems, Inc.
 Class B (a)                                 34,400       2,475


20 Special Growth Fund

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                           NUMBER      VALUE
                                             OF        (000)
                                           SHARES        $
                                         ----------  ----------

Patterson Dental Co. (a)                      6,800         236
Priority Healthcare Corp. Class B (a)        16,350         564
ProMedCo Management Co. (a)                  27,100         103
Protocol Systems, Inc. (a)                   20,000         170
Quest Diagnostics, Inc. (a)                  11,500         315
Renal Care Group, Inc.  (a)                  59,200       1,527
Respironics, Inc.  (a)                        8,400         127
Roberts Pharmaceutical Corp. (a)              9,800         235
Sepracor, Inc. (a)                           15,000       1,214
St. Jude Medical, Inc.  (a)                     700          25
STAAR Surgical Co. New (a)                   18,000         237
Steris Corp. (a)                             55,000       1,066
Sunrise Assisted Living, Inc. (a)            30,000       1,043
Techne Corp. (a)                              3,800          96
Trigon Healthcare, Inc. (a)                  27,700       1,008
U.S. Vision, Inc. New (a)                    10,800          56
United Payors & United
 Providers, Inc. (a)                          5,200         121
Universal Health Services, Inc.
 Class B (a)                                  6,200         296
UroCor, Inc. (a)                             20,000          98
VISX, Inc. (a)                               20,400       1,617
Zoll Medical Corp. (a)                       12,000         141
                                                     ----------
                                                         48,140
                                                     ----------

INTEGRATED OILS - 0.4%
Cross Timbers Oil Co.                        89,500       1,331
Equitable Resources, Inc.                     7,800         294
Giant Industries, Inc.                       48,600         483
Tesoro Petroleum Corp.  (a)                   8,000         128
TransMontaigne, Inc. (a)                     13,300         167
                                                     ----------
                                                          2,403
                                                     ----------

MATERIALS AND PROCESSING - 8.7%
ACX Technologies, Inc. (a)                   11,800         192
AK Steel Holding Corp.                       36,800         828
Albany International Corp. Class A (a)       11,158         232
Albemarle Corp.                               8,200         190
AMCOL International Corp.                     5,000          72
Ameron, Inc.                                  1,500          66
Applied Extrusion
 Technologies, Inc. (a)                      22,000         165
AptarGroup, Inc.                             68,600       2,058
Ball Corp.                                   32,900       1,390
Banta Corp.                                  56,800       1,193
Boise Cascade Corp.                          71,500       3,066
Bowater, Inc.                                 2,000          95
Brady Corp. Class A                           5,300         172
Brush Wellman, Inc.                           4,100          74
Building Materials Holding Corp. (a)         12,000         137
BWay Corp. (a)                                7,500         107
Cambrex Corp.                                15,900         417
Carbide/Graphite
 Group, Inc. (The) (a)                       11,000         157
Centex Construction Products, Inc.           44,500       1,519
Centex Corp.                                 69,500       2,611
Channell Commercial Corp. (a)                18,000         172
Chemed Corp.                                  2,400          80
Chesapeake Corp.                              7,400         277
Citation Corp. (a)                           12,000         193
Cleveland-Cliffs, Inc.                        3,500         113
Commercial Metals Co.                        12,400         353
Cyprus Amax Minerals Co.                     53,800         817
Dayton Superior Corp. Class A (a)             8,000         149
Dexter Corp.                                 13,800         563
Easco, Inc.                                  12,000         126
Engle Homes, Inc.                            10,200         139
Ethyl Corp.                                  26,600         160
Florida Rock Industries, Inc.                 5,500         250
FMC Corp. (a)                                 3,900         266
Fuller (H.B.) Co.                             3,300         225
Geon Co.                                     19,000         613
Giant Cement Holding, Inc. (a)                5,000         113
Granite Construction, Inc.                   13,000         381
Great Lakes Chemical Corp.                    1,800          83
Hanna (M.A.) Co.                             10,000         164
Harsco Corp.                                  9,200         294
Hexcel Corp. (a)                             15,100         153
Hussmann International, Inc.                 14,800         245
IMC Global, Inc.                              4,500          79
IMCO Recycling, Inc.                          9,000         154
Insituform Technologies, Inc.
 Class A (a)                                  5,000         107
Intermet Corp.                               18,400         276
International Specialty
 Products, Inc. (a)                           8,200          84
Ionics, Inc. (a)                              2,100          77
Jacob's Engineering Group, Inc. (a)          10,800         410
Kaydon Corp.                                 36,000       1,211
Lafarge Corp.                                41,800       1,481
Lesco, Inc.                                  13,000         242
Lone Star Industries, Inc.                   23,200         871
Louisiana Pacific Corp.                      53,700       1,275
Lubrizol Corp.                               29,600         807
MacDermid, Inc.                              25,000       1,163
Meritage Corp. (a)                           11,000         120
Millennium Chemicals, Inc.                   37,800         891
Minerals Technologies, Inc.                  40,500       2,260
Mississippi Chemical Corp. New                7,900          78
Mohawk Industries, Inc. (a)                  11,000         334
Morrison Knudsen Corp. (a)                   10,800         111


                                                          Special Growth Fund 21

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                           NUMBER      VALUE
                                             OF        (000)
                                           SHARES        $
                                         ----------  ----------

Mueller Industries, Inc. (a)                 23,300         791
NCH Corp.                                     1,300          64
NCI Building Systems, Inc. (a)               23,600         504
NN Ball & Roller, Inc.                       25,000         144
Nortek, Inc. (a)                             27,200         852
Northland Cranberries, Inc. Class A          12,000         101
Olin Corp.                                   20,800         274
OM Group                                      9,100         314
Oregon Steel Mills, Inc.                     15,900         212
Pan Pacific Retail Properties, Inc.           8,000         155
Penford Corp.                                10,300         165
Phelps Dodge Corp.                            3,300         204
Plum Creek Timber Co. L.P.                   35,500       1,105
Potlatch Corp.                               15,600         685
Primex Technologies, Inc.                       100           2
Quaker Fabric Corp. New (a)                  30,000         126
Quanex Corp.                                  8,400         239
Reliance Steel & Aluminum Co.                 6,200         242
Rock of Ages Corp. Class A (a)               15,000         153
Rock-Tenn Co. Class A                         5,200          87
RPM, Inc. (Ohio)                             28,400         403
Ryerson Tull, Inc.                           44,000         993
Schulman (A.), Inc.                          45,300         770
Scotts Co. (The) Class A (a)                 12,400         591
Shaw Group, Inc. (The) (a)                    6,900         110
SIFCO Industries                             63,000         520
Simpson Manufacturing Co., Inc. (a)           3,900         185
Southdown, Inc.                              24,000       1,542
Spartech Corp.                                6,200         196
SPS Technologies, Inc. (a)                    2,500          94
St. Joe Co. (The)                            59,500       1,607
Stone & Webster, Inc.                         3,700          99
Synthetic Industries, Inc. (a)                  700          21
Texas Industries, Inc.                       34,250       1,327
Timken Co.                                   31,500         614
TJ International, Inc.                        2,000          62
Universal Forest Products, Inc.               8,900         190
USG Corp.                                    73,400       4,110
USX-U.S. Steel Group                         50,200       1,355
Valley National Gases, Inc. (a)              31,100         128
Waters Corp. (a)                              5,900         313
Webb (Del E.) Corp.                          44,600       1,064
Wellman, Inc.                                14,000         223
Wellsford Real Properties, Inc. (a)          18,400         198
Westvaco Corp.                               27,200         789
Wolverine Tube, Inc. (a)                      7,700         193
Worthington Industries, Inc.                 10,900         178
                                                     ----------
                                                         56,995
                                                     ----------

MISCELLANEOUS - 1.5%
Agribrands International, Inc. (a)            6,600         261
ChoicePoint, Inc. (a)                        22,000       1,477
Griffon Corp. (a)                           101,800         795
IndyMac Mortgage Holdings, Inc.              43,900         702
International Telecommunication Data
 Systems, Inc. (a)                           56,700         900
Labor Ready, Inc. New (a)                    13,800         449
LNR Property Corp.                           65,500       1,400
MAXIMUS, Inc. (a)                            40,000       1,150
Quest Education Corp. (a)                    18,000         189
Rental Service Corp. (a)                      8,400         240
Safety-Kleen Corp. New (a)                   37,500         680
URS Corp. (a)                                50,800       1,489
                                                     ----------
                                                          9,732
                                                     ----------

OTHER ENERGY - 3.5%
Apache Corp.                                  6,300         246
BJ Services Co. (a)                          80,000       2,355
Coho Energy, Inc. (a)                        35,480          18
Cooper Cameron Corp. (a)                     52,850       1,959
Devon Energy Corp.                            2,500          89
Dynegy, Inc.                                 11,900         242
Eagle Geophysical, Inc. (a)                     790           1
Enron Oil & Gas Co.                           9,400         190
Global Industries, Inc. (a)                 119,200       1,527
Helmerich & Payne, Inc.                      49,800       1,186
Horizon Offshore, Inc. (a)                   27,300         208
Marine Drilling Co, Inc. (a)                 15,000         205
MidAmerican Energy Holdings Co. New (a)      30,700       1,063
Mitcham Industries, Inc. (a)                 30,000         118
Northwestern Corp.                            8,300         201
Oceaneering International, Inc. (a)           9,000         145
OMNI Energy Services Corp. New (a)           29,100         102
ONEOK, Inc.                                  17,600         559
Pool Energy Services Co.  (a)                96,000       1,950
Rowan Cos., Inc. (a)                         64,000       1,180
Santa Fe International Corp.                 88,000       2,023
Seacor Holdings, Inc. (a)                    14,500         776
Seitel, Inc. (a)                             42,900         694
Sunoco, Inc.                                 40,100       1,211
Supreme Industries, Inc. Class A (a)         15,788         153
Titan Exploration, Inc. New (a)              31,800         159
Transocean Offshore, Inc.                    30,000         788
Ultramar Diamond Shamrock Corp.              50,500       1,102
Unit Corp. (a)                               25,000         203
Valero Energy Corp.                          41,200         883
Veritas DGC, Inc. (a)                        25,000         458

22  Special Growth Fund

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                            NUMBER     VALUE
                                              OF       (000)
                                            SHARES       $
                                          ---------- ----------

Vintage Petroleum, Inc.                      90,050         968
Willbros Group, Inc. (a)                     12,000         102
                                                     ----------
                                                         23,064
                                                     ----------

PRODUCER DURABLES - 7.4%
Advanced Lighting
 Technologies, Inc. (a)                      14,900         131
AFC Cable Systems, Inc. (a)                   5,000         176
Ag-Chem Equipment Co., Inc. (a)              12,000         120
AGCO Corp.                                   23,100         261
American Homestar Corp. (a)                  24,000         162
ANTEC Corp. (a)                              35,000       1,116
Applied Power, Inc., Class A                  5,000         137
Astec Industries, Inc. (a)                   20,400         831
Belden, Inc.                                 18,800         450
Briggs & Stratton Corp.                      35,300       2,039
C&D Technologies, Inc.                        5,000         153
C-COR Electronics, Inc. (a)                   6,600         184
Cascade Corp.                                10,000         140
CFM Technologies, Inc. (a)                   15,600         152
Champion Enterprises, Inc. (a)               52,200         972
Chart Industries, Inc.                       16,200         128
Cohu, Inc.                                   47,000       1,663
Columbus McKinnon Corp.                      47,000       1,105
CommScope, Inc. (a)                           9,300         286
Cordant Technologies, Inc.                    2,300         104
Crane Co.                                     9,000         283
Cummins Engine Co., Inc.                     27,700       1,582
Curtiss-Wright Corp.                          2,000          78
D.R. Horton, Inc.                           109,800       1,825
Detroit Diesel Corp.                         26,500         653
Donaldson Co., Inc.                           9,800         240
DuPont Photomasks, Inc. (a)                   5,500         263
EG&G, Inc.                                    6,000         214
FARO Technologies, Inc. (a)                  25,000         119
Farr Co. (a)                                 15,750         165
FLIR Systems, Inc. (a)                        8,000         120
Gardner Denver Machinery, Inc. (a)           12,000         194
Gemstar International Group, Ltd. (a)        15,000         979
GenCorp, Inc.                                12,600         318
GenRad, Inc. (a)                             40,800         849
Helix Technology Corp.                        8,000         192
Holophane Corp. (a)                           4,200         160
Itron, Inc. (a)                              15,000         124
Kaman Corp. Class A                           4,700          73
Kaufman & Broad Home Corp.                   34,900         868
Kellstrom Industries, Inc. (a)                9,500         173
Kennametal, Inc.                             33,200       1,029
KLA Instruments Corp. (a)                    18,500       1,199
Kulicke & Soffa Industries, Inc. (a)          3,900         103
Lennar Corp.                                 61,500       1,476
Litton Industries, Inc. (a)                  37,600       2,699
M.D.C. Holdings, Inc.                        21,500         462
Manitowoc Co., Inc.                           8,250         343
Middleby Corp. (The) (a)                     28,000         175
Moog, Inc. (a)                               10,500         361
MTS Systems Corp.                             8,400         101
NACCO Industries, Inc. Class A                3,800         279
Newmark Homes Corp. (a)                      20,000         103
NVR, Inc. (a)                                33,400       1,743
OmniQuip International, Inc.                 15,000         118
Optical Coating Laboratory, Inc.             15,000       1,253
OYO Geospace Corp. (a)                        7,700         101
Pittway Corp. Class A                        45,534       1,557
Plexus Corp. (a)                              3,500         103
Powell Industries, Inc. (a)                  16,000         148
Power-One, Inc. (a)                           8,000         196
Pulte Corp.                                  73,300       1,690
Ryland Group, Inc. (The)                     69,900       2,075
Smith (A.O.) Corp.                            5,500         154
Spectra-Physics Lasers, Inc. (a)             18,600         152
SPX Corp. (a)                                 3,600         301
Starrett (L.S.) Co. Class A                  30,100         809
Superior TeleCom, Inc.                          350           9
TB Wood's Corporation                        10,000         108
Tecumseh Products Co. Class A                16,500         998
Teradyne, Inc. (a)                           16,382       1,175
Terex Corp. (a)                              87,700       2,669
Toll Brothers, Inc. (a)                      64,000       1,372
TransTechnology Corp.                         5,600         110
TriStar Aerospace Co. (a)                    18,000         149
U.S. Home Corp. (a)                          17,900         635
Uniphase Corp. (a)                           13,000       2,158
Worldtex, Inc. (a)                           50,000         119
York International Corp.                     11,300         484
                                                     ----------
                                                         48,498
                                                     ----------

TECHNOLOGY - 17.2%
Actel Corp. (a)                               4,900          71
Adaptec, Inc. (a)                            90,450       3,188
Advanced Digital Information (a)             32,000       1,294
Allaire Corp. (a)                            27,700       1,885
Alliant Techsystems, Inc. (a)                 3,400         294
Alloy Online, Inc. (a)                        6,100          70
Alpha Industries, Inc. (a)                   30,000       1,429
American Management
 Systems, Inc. (a)                           39,200       1,254
American Xtal Technology, Inc. (a)           23,350         547
Anixter International, Inc. (a)              14,800         270
Ardent Software, Inc. (a)                    34,400         729
ARIS Corp. NPV (a)                           15,000         125
Arrow Electronics, Inc. (a)                 156,800       2,979

                                                         Special Growth Fund  23

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
AstroPower, Inc. (a)                         12,000         204
Avant ! Corp. (a)                               100           1
Avnet, Inc.                                  58,600       2,725
Bell & Howell Co. (a)                         5,100         193
BindView Development Corp. (a)               39,000         924
Broadcom Corp. Class A (a)                    4,550         657
Business Objects SA - ADR (a)                41,150       1,502
Cable Design Technologies Corp. (a)          64,300         993
Celeritek, Inc. (a)                          30,000         184
CFI ProServices, Inc. (a)                    10,500         116
Citrix Systems, Inc. (a)                     28,200       1,584
Clarify, Inc. (a)                            23,300         961
CNET, Inc. (a)                               30,700       1,767
Coherent, Inc. (a)                            8,000         149
Comverse Technology, Inc. (a)                30,000       2,261
Conexant Systems, Inc. (a)                    8,200         476
Cotelligent Group, Inc. (a)                  11,900          93
Covad Communications
 Group, Inc. (a)                             33,600       1,789
Dallas Semiconductor Corp.                   15,100         763
Digital Link Corp. (a)                       22,500         169
DII Group, Inc. (The) (a)                     5,700         211
DSET Corp. (a)                               14,000         194
DSP Group, Inc. (a)                          20,000         719
E-Tek Dynamics, Inc. (a)                     17,700         842
Electronics For Imaging, Inc. (a)            74,300       3,817
EMCORE Corp. NPV (a)                          7,000         141
EMS Technologies, Inc. (a)                   12,000         170
Exar Corp. (a)                               12,000         297
Excel Technology, Inc. (a)                   20,000         264
Exodus Communications, Inc. (a)              13,000       1,559
Extreme Networks, Inc. (a)                   31,100       1,806
Fairchild Corp. (The) Class A (a)            26,800         342
Flycast Communications Corp. (a)              2,700          51
Go2Net, Inc. (a)                             12,500       1,148
Harmon Industries, Inc.                       7,000         136
Harmonic Lightwaves, Inc. (a)                15,400         884
Imation Corp. (a)                             8,900         221
InfoSpace.com, Inc. (a)                       6,200         291
Integrated Silicon Solution, Inc. (a)       144,700         832
InterVoice, Inc. (a)                         71,300       1,025
IntraNet Solutions, Inc. (a)                 41,200         348
ISS Group, Inc. (a)                          35,000       1,317
ITI Technologies, Inc. (a)                   14,300         322
Key Tronic Corp. (a)                         30,000         165
Kronos, Inc. (a)                              2,550         111
LCC International, Inc. Class A (a)          19,800          89
LSI Logic Corp. (a)                          92,900       4,285
Lycos, Inc. (a)                              10,800         992
Macromedia, Inc. (a)                         45,650       1,621
Marshall Industries  (a)                        200           7
Mechanical Dynamics, Inc. (a)                25,000         147
Media Metrix, Inc. (a)                       15,000         795
Mentor Graphics Corp. (a)                     5,700          73
Mercury Interactive Corp. (a)                88,350       3,125
Micromuse, Inc. (a)                          36,900       1,836
Micron Electronics, Inc. (a)                  7,900          79
Microsemi Corp. (a)                          20,000         188
MKS Instruments, Inc. NPV (a)                49,200         916
MMC Networks, Inc. (a)                       45,700       2,039
MRV Communications, Inc. (a)                 18,000         234
National Instruments Corp. (a)               26,950       1,081
Network Appliance, Inc. (a)                  20,000       1,118
Network Solutions, Inc. Class A (a)          12,800       1,012
nFront, Inc. NPV (a)                          2,700          41
NorthPoint Communications
 Group, Inc. (a)                             22,300         814
OrCad, Inc. (a)                              12,200         155
Ortel Corp. (a)                              10,000         104
OSI Systems, Inc. New (a)                    27,800         139
Par Technology Corp. (a)                     25,000         184
Park Electrochemical Corp.                   14,700         423
Peregrine Systems, Inc. (a)                  29,600         759
Pericom Semiconductor Corp.
 New (a)                                     25,000         281
PMC - Sierra, Inc. (a)                       21,000       1,238
Polycom, Inc. (a)                            26,900       1,042
Progress Software Corp. (a)                  31,600         893
Proxicom, Inc. (a)                            7,500         190
Proxim, Inc. (a)                             23,200       1,346
PSINET, Inc. (a)                             50,000       2,184
QLogic Corp. (a)                             16,650       2,198
Ramp Networks, Inc. (a)                      11,200         160
Rational Software Corp. New (a)             104,900       3,455
RealNetworks, Inc. (a)                       15,000       1,033
REMEC, Inc. (a)                              12,000         191
RF Micro Devices, Inc. (a)                    6,700         500
RF Monolithics, Inc. (a)                     16,500         155
Safeguard Scientifics, Inc.  (a)             10,000         620
ScanSource, Inc. (a)                          8,000         173
Scientific-Atlanta, Inc.                     53,600       1,930
SDL, Inc. (a)                                 3,800         194
SeaChange International, Inc. (a)            17,000         308
SERENA Software, Inc. (a)                    12,000         161
Silicon Graphics, Inc. (a)                   35,500         581
Siliconix, Inc. (a)                           8,300         276
Smith-Gardner & Associates, Inc. (a)         34,750         278
Sterling Software, Inc. (a)                  67,400       1,799
Stoneridge, Inc. (a)                          6,300          85
Symbol Technologies, Inc.                    13,000         479
Tech-Sym Corp. (a)                           41,300         981
Tekelec, Inc. (a)                            14,000         171


24 Special Growth Fund

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                         ----------  ----------

THQ, Inc. (a)                                40,200       1,152
TranSwitch Corp. (a)                         32,075       1,517
Triquint Semiconductor, Inc. (a)              7,000         398
TSI International Software, Ltd. (a)         28,500         809
Vantive Corp. (The) (a)                      13,000         147
Verio, Inc. (a)                              36,600       2,540
Veritas Software Corp. (a)                   20,000       1,898
Verity, Inc. (a)                             41,200       2,230
Vishay Intertechnology, Inc.  (a)            30,300         636
Vitesse Semiconductor Corp. (a)              46,100       3,129
WebTrends Corp. NPV (a)                      13,100         603
Whittman-Hart, Inc. (a)                      46,600       1,480
Xilinx, Inc. (a)                             26,900       1,540
Xircom, Inc. (a)                             34,100       1,025
                                                     ----------
                                                        113,121
                                                     ----------

UTILITIES - 5.0%
AGL Resources, Inc.                          16,200         299
Alliant Energy Corp. (a)                     23,000         653
Amdocs, Ltd. (a)                             56,250       1,280
American Tower Corp. Class A (a)              8,700         209
American Water Works, Inc.                   15,500         477
Aquarion Co.                                  5,550         193
Associated Group, Inc. (The)
 Class A (a)                                  8,000         520
Aware, Inc. (a)                              32,750       1,502
Black Hills Corp.                             2,300          53
Calpine Corp. (a)                            37,300       2,013
Central Hudson Gas & Electric Corp.           5,100         214
Cleco Corp.                                   5,600         170
Commonwealth Telephone Enterprises, Inc.
 (a)                                          8,100         327
Conectiv, Inc.                               41,300       1,009
Copper Mountain Networks, Inc. (a)           14,000       1,077
E'town Corp.                                  1,000          46
Energen Corp.                                 7,100         132
General Communication, Inc.
 Class A (a)                                 22,000         149
Global TeleSystems Group, Inc. (a)           18,000       1,456
GST Telecommunications, Inc. (a)             12,000         158
Hawaiian Electric Industries, Inc.           35,100       1,245
Idacorp, Inc.                                 9,300         293
Illinova Corp.                               10,600         289
Indiana Energy, Inc.                          5,333         114
IXC Communications, Inc. (a)                 21,000         822
Jones Intercable, Inc. Class A (a)           38,000       1,861
MDU Resources Group, Inc.                    11,400         260
Metrocall, Inc. (a)                          36,000          97
Midcoast Energy Resources, Inc.              10,000         161
Minnesota Power, Inc.                        27,400         545
Nevada Power Co.                             20,000         500
New Jersey Resources Corp.                    2,300          86
Niagara Mohawk Holdings, Inc. (a)            69,400       1,114
NICOR, Inc.                                  13,100         499
NiSource, Inc. NPV                            8,200         212
Northeast Utilities (a)                      48,400         856
Northwest Natural Gas Co.                     7,700         185
NUI Corp.                                     3,900          98
OGE Energy Corp.                             19,900         473
Peoples Energy Corp.                         11,200         422
Piedmont Natural Gas Co., Inc.                5,100         159
Pinnacle Holdings, Inc. (a)                   7,000         171
Primus Telecommunications
 Group, Inc. (a)                             12,000         269
Public Service Co. of New Mexico             72,200       1,435
Questar Corp.                                 8,800         168
Rochester Gas & Electric Corp.               19,500         518
RSL Communications, Ltd.
 Class A (a)                                 40,000         773
SBA Communications Corp. (a)                 17,800         174
Sierra Pacific Resources                     11,300         411
SIG Corp., Inc.                               2,800          79
Southwest Gas Corp.                          12,000         344
TNP Enterprises, Inc.                         7,900         286
UGI Corp.                                    20,400         412
United Illuminating Co.                      11,600         492
United States Cellular Corp. (a)             42,600       2,279
UtiliCorp United, Inc.                       55,200       1,342
Western Resources, Inc.                      33,300         887
Wisconsin Energy Corp.                       12,100         303
                                                     ----------
                                                         32,571
                                                     ----------

TOTAL COMMON STOCKS
(cost $530,217)                                         630,648
                                                     ----------
                                          PRINCIPAL
                                           AMOUNT
                                           (000)
                                             $
                                         ----------
LONG-TERM INVESTMENTS - 0.2%
Getty Images, Inc. (conv.)
 4.750% due 06/01/03                            800         760
Res-Care, Inc.
6.000% due 12/01/04                             100         124
Titan Corp. (conv.)
 8.250% due 11/01/03                             75         226
Veterinary Centers of America, Inc.
 5.250% due 05/01/06                                        110
                                                150  ----------

TOTAL LONG-TERM INVESTMENTS
(cost $1,136)                                             1,220
                                                     ----------

                                                         Special Growth Fund  25

SPECIAL GROWTH FUND

                                          JUNE 30, 1999 (UNAUDITED)

                                            PRINCIPAL       MARKET
                                              AMOUNT        VALUE
                                              (000)         (000)
                                                $             $
                                           -----------   -----------
SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                              27,512        27,512
United States Treasury Notes
 5.875% due 07/31/99 (b)(c)                      2,650         2,653
                                                         -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $30,165)                                                30,165
                                                         -----------

TOTAL INVESTMENTS - 100.7%
(identified cost $561,518)                                   662,033

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                  (4,333)
                                                         -----------

NET ASSETS - 100.0%                                          657,700
                                                         ===========


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
REIT - Real Estate Investment Trust


See accompanying notes which are an integral part of the financial statements.

26 Special Growth Fund

Special Growth Fund

                                                       June 30, 1999 (Unaudited)

                                                                UNREALIZED
                                                   NUMBER      APPRECIATION
                                                     OF       (DEPRECIATION)
                                                  CONTRACTS         (000)
                                                  ---------   -----------------
FUTURES CONTRACTS

S & P 400 Midcap Index                                  111   $             714
 expiration date 09/99
S & P 500 Index                                          21
 expiration date 09/99                                                      197
                                                              -----------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                          $             911
                                                              =================



  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 27

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $561,518) ...................  $ 662,033
Receivables:
  Dividends and interest ...........................................        525
  Investments sold .................................................      5,629
  Fund shares sold .................................................      1,159
  Daily variation margin on futures contracts ......................        211
                                                                      ---------
    Total Assets ...................................................    669,557

LIABILITIES
Payables:
  Investments purchased .............................      $   9,369
  Fund shares redeemed ..............................          1,769
  Accrued fees to affiliates ........................            672
  Other accrued expenses ............................             47
                                                           ---------
    Total Liabilities ..............................................     11,857
                                                                      ---------
NET ASSETS .........................................................  $ 657,700
                                                                      =========
NET ASSETS CONSIST OF:
Accumulated net investment loss ....................................  $    (287)
Accumulated net realized gain (loss)  ..............................     22,417
Unrealized appreciation (depreciation) on:
  Investments ......................................................    100,515
  Futures contracts ................................................        911
Shares of beneficial interest ......................................        142
Additional paid-in capital .........................................    534,002
                                                                      ---------
NET ASSETS .......................................................    $ 657,700
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,268,561 divided by 49,745 shares of $.01 par value
   shares of beneficial interest outstanding)  ...................    $   45.60
                                                                      =========
 Class E ($7,875,354 divided by 172,229 shares of $.01 par
 value shares of beneficial interest outstanding)  ...............    $   45.73
                                                                      =========
 Class S ($647,556,534 divided by 14,004,384 shares of $.01 par
 value shares of beneficial interest outstanding)  ...............    $   46.24
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

28  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
  Dividends .......................................................  $    2,694
  Dividends from Money Market Fund ................................         677
  Interest ........................................................         115
                                                                     ----------

    Total Investment Income .......................................       3,486

EXPENSES
  Advisory fees .......................................  $    2,674
  Administrative fees .................................         149
  Custodian fees ......................................         215
  Distribution fees - Class C .........................           3
  Transfer agent fees .................................         604
  Professional fees ...................................          24
  Registration fees - Class S .........................          40
  Shareholder servicing fees - Class C ................           1
  Shareholder servicing fees - Class E ................           8
  Trustees' fees ......................................           3
  Miscellaneous .......................................          39
                                                         ----------

   Total Expenses .................................................       3,760
                                                                     ----------

Net investment loss ...............................................        (274)
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .........................................      22,247
  Futures contracts ...................................       2,898      25,145
                                                         ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments ..........................................      18,031
 Futures contracts ....................................        (992)     17,039
                                                         ----------  ----------

Net realized and unrealized gain (loss) ...........................      42,184
                                                                     ----------

Net increase (decrease) in net assets resulting from operations ...  $   41,910
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                         Special Growth Fund  29

SPECIAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                 FOR THE SIX MONTHS            FOR THE YEAR
                                                                 ENDED JUNE 30, 1999               ENDED
                                                                     (UNAUDITED)             DECEMBER 31, 1998
                                                                 -------------------         -----------------
OPERATIONS
  Net investment loss .......................................... $              (274)        $             189
  Net realized gain (loss) .....................................              25,145                    25,694
  Net change in unrealized appreciation (depreciation) .........              17,039                   (28,689)
                                                                 -------------------         -----------------
    Net increase (decrease) in net assets resulting
     from operations ...........................................              41,910                    (2,806)
                                                                 -------------------         -----------------
DISTRIBUTIONS
  From net investment income
    Class S ....................................................                  --                      (447)
  In excess of net investment income
    Class S ....................................................                 (13)                      (89)
  From net realized gain on investments
    Class E ....................................................                  (2)                     (257)
    Class S ....................................................                (178)                  (29,455)
  In excess of net realized gain on investments
    Class E ....................................................                  --                       (24)
    Class S ....................................................                  --                    (2,783)
                                                                 -------------------         -----------------

     Net decrease from distributions ...........................                (193)                  (33,055)
                                                                 -------------------         -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets
    from share transactions ....................................              13,983                    62,073
                                                                 -------------------         -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................              55,700                    26,212

NET ASSETS
  Beginning of period ..........................................             602,000                   575,788
                                                                 -------------------         -----------------
 End of period (including accumulated net loss
   of $287 at June 30, 1999)  .................................. $           657,700         $         602,000
                                                                 ===================         =================

See accompanying notes which are an integral part of the financial statements.

30  Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.
                                                                         1999*
                                                                      ---------

NET ASSET VALUE, BEGINNING OF PERIOD .............................    $   42.17
                                                                      ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)(c) .................................         (.19)
 Net realized and unrealized gain (loss) on investments ..........         3.63
                                                                      ---------

   Total Income From Investment Operations .......................         3.44
                                                                      ---------
DISTRIBUTIONS
 From net realized gain on investments ...........................         (.01)
                                                                      ---------

NET ASSET VALUE, END OF PERIOD ...................................    $   45.60
                                                                      =========

TOTAL RETURN (%)(a) ..............................................         8.17

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ......................        2,269

 Ratios to average net assets (%)(b):
   Operating expenses ............................................         2.30
   Net investment income (loss) ..................................        (1.16)

 Portfolio turnover rate (%)(b) ..................................       124.03


* For the period January 27, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.

                                                         Special Growth Fund  31

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                             1999*       1998         1997         1996**
                                        ------------ ------------ ------------ ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD .............................   $      42.91 $      45.42 $      40.75 $      43.48
                                        ------------ ------------ ------------ ------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)(c)  ...           (.07)        (.17)        (.13)        (.02)
 Net realized and unrealized gain
   (loss) on investments ............           2.90          .09        11.05         1.63
                                        ------------ ------------ ------------ ------------
   Total Income From Investment
   Operations .......................           2.83         (.08)       10.92         1.61
                                        ------------ ------------ ------------ ------------
DISTRIBUTIONS
 From net realized gain on
   investments ......................           (.01)       (2.43)       (6.25)       (4.34)
                                        ------------ ------------ ------------ ------------

NET ASSET VALUE, END OF PERIOD ......   $      45.73 $      42.91 $      45.42 $      40.75
                                        ============ ============ ============ ============

TOTAL RETURN (%)(a)  ................           6.61          .04        27.90         4.04

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in
   thousands)  ......................          7,875        6,139        3,153          910

 Ratios to average net assets (%)(b):
   Operating expenses ...............           1.50         1.58         1.83         1.89
   Net investment income (loss)  ....           (.34)        (.39)        (.51)        (.38)

 Portfolio turnover rate (%)(b)  ....         124.03       129.19        97.19       118.13


*   For the six months ended June 30, 1999 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 and December 31, 1996 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


32  Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------------
                                           1999*        1998            1997           1996           1995          1994
                                       ----------- --------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD .............................  $     43.34 $        45.72  $       40.79  $       39.17  $       33.47  $       35.82
                                       ----------- --------------  -------------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income
   (loss)(c) ........................         (.02)           .01            .08            .12            .18            .16
 Net realized and unrealized gain
   (loss) on investments ............         2.93            .08          11.18           6.87           9.25           (.71)
                                       ----------- --------------  -------------  -------------  -------------  -------------

   Total Income From Investment
     Operations .....................         2.91            .09          11.26           6.99           9.43           (.55)
                                       ----------- --------------  -------------  -------------  -------------  -------------

DISTRIBUTIONS
 From net investment income .........           --           (.04)          (.08)          (.12)          (.21)          (.10)
 From net realized gain on
    investments .....................         (.01)         (2.43)         (6.25)         (5.25)         (3.52)         (1.70)
                                       ----------- --------------  -------------  -------------  -------------  -------------

   Total Distributions ..............         (.01)         (2.47)         (6.33)         (5.37)         (3.73)         (1.80)
                                       ----------- --------------  -------------  -------------  -------------  -------------

NET ASSET VALUE, END OF PERIOD ......  $     46.24 $        43.34  $       45.72  $       40.79  $       39.17 $        33.47
                                       =========== ==============  =============  =============  =============  =============

TOTAL RETURN (%)(a) .................         6.73            .42          28.77          18.65          28.52          (3.71)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in
   thousands) .......................      647,557        595,862        572,635        393,048        313,678        229,077

 Ratios to average net assets (%)(b):
   Operating expenses ...............         1.26           1.15           1.15           1.19           1.22           1.20
   Net investment income (loss) .....         (.09)           .03            .18            .28            .49            .50

 Portfolio turnover rate (%)(b) .....       124.03         129.19          97.19         118.13          87.56          55.40

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                          Special Growth Fund 33

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                      ----------      ----------

COMMON STOCKS - 93.7%
AUTO AND TRANSPORTATION - 6.1%
AMR Corp. (a)                                             14,500             990
Delta Air Lines, Inc.                                     46,500           2,680
Ford Motor Co.                                            54,400           3,070
General Motors Corp.                                      63,300           4,178
Lear Corp. (a)                                             5,200             259
TRW, Inc.                                                 10,600             582
UAL Corp. (a)                                             18,700           1,215
Union Pacific Corp.                                       28,800           1,679
                                                                      ----------
                                                                          14,653
                                                                      ----------

CONSUMER DISCRETIONARY - 7.4%
Brinker International, Inc.  (a)                          11,000             299
Browning-Ferris Industries, Inc.                          17,200             740
CBS Corp. (a)                                             44,700           1,942
Chris Craft Industries, Inc. (a)                          10,609             500
Dayton Hudson Corp.                                        4,000             260
Deluxe Corp.                                              29,200           1,137
Eastman Kodak Co.                                         21,793           1,476
Fortune Brands, Inc.                                      19,100             790
Harcourt General, Inc.                                     9,900             510
Harrah's Entertainment, Inc. (a)                          17,500             385
Hasbro, Inc.                                              17,000             475
Kmart Corp. (a)                                          121,200           1,992
Knight-Ridder, Inc.                                       14,000             769
Maytag Corp.                                               1,700             118
MediaOne Group, Inc. (a)                                  16,800           1,250
Premark International, Inc.                               14,000             525
Sears Roebuck & Co.                                       29,300           1,306
Shaw Industries, Inc. (a)                                 16,600             274
Tribune Co.                                               15,300           1,333
Viacom, Inc. Class B (a)                                   8,500             374
Whirlpool Corp.                                           17,200           1,273
                                                                      ----------
                                                                          17,728
                                                                      ----------

CONSUMER STAPLES - 3.1%
Albertson's, Inc.                                         20,628           1,064
Anheuser-Busch Cos., Inc.                                  1,500             106
ConAgra, Inc.                                             31,000             825
Heinz (H.J.) Co.                                          22,400           1,123
IBP, Inc.                                                 48,700           1,157
Interstate Bakeries Corp.                                 20,500             460
PepsiCo, Inc.                                             20,800             805
SuperValu, Inc.                                           10,000             257
UST Corp.                                                 28,800             842
Weis Markets, Inc.                                        20,400             798
                                                                      ----------
                                                                           7,437
                                                                      ----------

FINANCIAL SERVICES - 26.4%
Allstate Corp.                                           111,040           3,984
Ambac Financial Group, Inc.                               26,300           1,502
American Financial Group, Inc.                            11,700             398
American General Corp.                                    18,200           1,372
Associates First Capital Corp. Class A                    11,130             493
Astoria Financial Corp.                                   21,800             956
Bank of America Corp.                                     81,584           5,981
Bank One Corp.                                            37,500           2,234
BB&T Corp.                                                 6,600             242
Bear Stearns Cos., Inc.                                   29,800           1,393
Chase Manhattan Corp.                                     60,636           5,253
Citigroup, Inc.                                            7,700             366
Comerica, Inc.                                            22,100           1,314
Conseco, Inc.                                             42,800           1,303
Countrywide Credit Industries, Inc.                       25,800           1,103
Dime Bancorp, Inc.                                        43,100             867
Dow Jones & Co., Inc.                                     10,900             578
Dun & Bradstreet Corp.                                     9,100             322
Federal National Mortgage Association                     26,100           1,785
First American Financial Corp.                            33,000             590
First Data Corp.                                          11,200             548
Fleet Financial Group, Inc.                              107,800           4,784
Fremont General Corp.                                     22,800             430
Golden West Financial Corp.                               23,700           2,323
Hartford Financial Services
 Group, Inc. (The)                                        29,400           1,714
Hartford Life, Inc. Class A                                6,700             353
Jefferson-Pilot Corp.                                      8,800             582
Lehman Brothers Holdings, Inc.                             6,100             380
Leucadia National Corp.                                   25,200             639
Lincoln National Corp.                                     2,600             136
M & T Bank Corp.                                           2,400           1,320
Morgan (J.P.) & Co., Inc.                                  9,500           1,335
Morgan Stanley Dean Witter & Co.                          26,700           2,737
National City Corp.                                       34,700           2,273
Old Republic International Corp.                          51,100             885
Pacific Century Financial Corp.                              500              11
Paine Webber Group, Inc.                                   3,700             173
PNC Bank Corp.                                            14,000             807
Ryder System, Inc.                                        35,500             923
SouthTrust Corp.                                           5,700             218
Sovereign Bancorp, Inc.                                   63,700             776
SunTrust Banks, Inc.                                      10,000             694
Trustmark Corp.                                           13,000             297
UnionBanCal Corp.                                         37,600           1,358
Unitrin, Inc.                                             28,200           1,144
Washington Mutual, Inc.                                   87,688           3,102
Wells Fargo Co.                                           37,000           1,582
                                                                      ----------
                                                                          63,560
                                                                      ----------

34  Equity Income Fund

EQUITY INCOME FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------     -----------
HEALTH CARE - 4.6%
Aetna, Inc.                                               15,400           1,377
Baxter International, Inc.                                23,600           1,431
Bergen Brunswig Corp. Class A                             30,200             521
Bristol-Myers Squibb Co.                                  18,600           1,310
Columbia/HCA Healthcare Corp.                             76,600           1,748
Johnson & Johnson                                         10,000             980
Mallinckrodt, Inc.                                        33,000           1,200
McKesson HBOC, Inc.                                       24,300             781
PacifiCare Health Systems, Inc.
 Class A (a)                                               1,700             122
PacifiCare Health Systems, Inc.
 Class B (a)                                              18,400           1,324
Pharmacia & Upjohn, Inc.                                   2,800             159
                                                                     -----------
                                                                          10,953
                                                                     -----------

INTEGRATED OILS - 7.3%
Amerada Hess Corp.                                        28,000           1,666
Ashland, Inc.                                             28,000           1,124
Chevron Corp.                                              8,600             819
Coastal Corp.                                             31,500           1,260
Conoco, Inc. Class A                                      56,300           1,569
Enron Oil & Gas Co.                                       23,900             484
Exxon Corp.                                               90,100           6,949
Mobil Corp.                                               11,500           1,138
Texaco, Inc.                                              21,900           1,369
Unocal Corp.                                              31,800           1,260
                                                                     -----------
                                                                          17,638
                                                                     -----------

MATERIALS AND PROCESSING - 7.1%
Alcoa, Inc.                                               31,700           1,962
Centex Corp.                                              19,800             744
Dow Chemical Co.                                          17,800           2,258
du Pont (E.I.) de Nemours & Co.                           17,900           1,223
FMC Corp. (a)                                              5,900             403
Fort James Corp.                                          32,900           1,246
Georgia-Pacific Corp. (Timber Group)                      26,300             664
Georgia-Pacific Group                                      4,400             209
Goodrich (B.F.) Co.                                       19,900             846
Harsco Corp.                                              16,700             534
International Paper Co.                                   49,600           2,505
Mead Corp.                                                29,900           1,248
Mohawk Industries, Inc. (a)                               16,700             507
Reynolds Metals Co.                                       17,200           1,015
USG Corp.                                                  7,900             442
Vulcan Materials Co.                                      25,000           1,206
                                                                     -----------
                                                                          17,012
                                                                     -----------

MISCELLANEOUS - 0.3%
Duke Realty Investments, Inc.                             32,500             733
                                                                     -----------

OTHER ENERGY - 2.0%
Constellation Energy Group                                19,800             587
El Paso Energy Corp.                                       5,100             179
Sempra Energy                                             50,800           1,149
Sunoco, Inc.                                              17,900             540
Tidewater, Inc.                                           15,400             470
Tosco Corp.                                               62,000           1,608
Ultramar Diamond Shamrock Corp.                           11,500             251
                                                                     -----------
                                                                           4,784
                                                                     -----------

PRODUCER DURABLES - 6.4%
Briggs & Stratton Corp.                                    6,200             358
Caterpillar, Inc.                                         31,600           1,896
Crane Co.                                                  5,200             163
Deere & Co.                                               47,900           1,898
Honeywell, Inc.                                            3,700             429
Ingersoll-Rand Co.                                        30,100           1,945
Johnson Controls, Inc.                                    12,400             859
Litton Industries, Inc. (a)                               12,900             926
Lockheed Martin Corp.                                     26,900           1,002
Northrop Grumman Corp.                                    15,500           1,028
Raytheon Co. Class B                                      18,300           1,288
Tecumseh Products Co. Class A                             18,400           1,113
Xerox Corp.                                               25,700           1,518
York International Corp.                                  23,400           1,002
                                                                     -----------
                                                                          15,425
                                                                     -----------

TECHNOLOGY - 7.0%
Electronic Data Systems Corp.                             34,962           1,978
General Dynamics Corp.                                    11,000             753
Hewlett-Packard Co.                                       10,400           1,045
Intel Corp.                                               28,082           1,669
International Business
 Machines Corp.                                           72,500           9,371
Textron, Inc.                                             25,200           2,074
                                                                     -----------
                                                                          16,890
                                                                     -----------

UTILITIES - 16.0%
Associated Group, Inc. (The)
 Class A (a)                                               3,300             214
AT&T Corp.                                                67,850           3,787
Bell Atlantic Corp.                                      102,572           6,706
BellSouth Corp.                                           48,000           2,250
CenturyTel, Inc.                                          37,850           1,505
Consolidated Edison, Inc.                                 21,200             959
DTE Energy Co.                                            29,300           1,172
Edison International                                      60,500           1,618
Energy East Corp.                                         18,400             478
FirstEnergy Corp.                                          6,500             202

                                                          Equity Income Fund  35

EQUITY INCOME FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------       ---------

FPL Group, Inc.                                              400              22
GPU, Inc.                                                 27,000           1,139
GTE Corp.                                                 45,300           3,431
MCI WorldCom, Inc. (a)                                    26,500           2,279
Minnesota Power, Inc.                                     28,600             568
National Fuel Gas Co.                                     17,000             825
Peco Energy Co.                                           19,000             796
PG&E Corp.                                                61,100           1,986
Questar Corp.                                              8,900             170
SBC Communications, Inc.                                  72,700           4,217
Texas Utilities Co.                                       10,000             413
U.S. West, Inc.                                           37,400           2,197
Unicom Corp.                                              30,500           1,176
United States Cellular Corp. (a)                           6,100             326
                                                                         -------
                                                                          38,436
                                                                         -------

TOTAL COMMON STOCKS
(cost $186,430)                                                          225,249
                                                                         -------

                                                         PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                         ---------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                                        11,881          11,881
United States Treasury Notes (b)(c)
 5.875% due 07/31/99                                       1,502           1,502
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,383)                                                            13,383
                                                                         -------

TOTAL INVESTMENTS - 99.3%
(identified cost $199,813)                                               238,632

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                                 1,671
                                                                         -------

NET ASSETS - 100.0%                                                      240,303
                                                                         =======


(a) Nonincome-producing security
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

                                                                   UNREALIZED
                                                      NUMBER      APPRECIATION
                                                        OF       (DEPRECIATION)
                                                     CONTRACTS       (000)
                                                     ---------   --------------

FUTURES CONTRACTS

S&P Barra Value Index
 expiration date 09/99                                     34         $    92
S&P 500 Index
 expiration date 09/99                                     25             331
                                                                     --------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                                  $   423
                                                                     ========


See accompanying notes which are an integral part of the financial statements.


36  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $199,813)  .....................................................................   $ 238,632
Foreign currency holdings (identified cost $6)  .......................................................................           5
Receivables:
 Dividends and interest ...............................................................................................         454
 Investments sold .....................................................................................................       6,084
 Fund shares sold .....................................................................................................       1,256
 Daily variation margin on futures contracts ..........................................................................         256
                                                                                                                          ---------

   Total Assets .......................................................................................................     246,687

LIABILITIES
Payables:
 Investments purchased ......................................................................  $   3,606
 Fund shares redeemed .......................................................................      2,532
 Accrued fees to affiliates .................................................................        224
 Other accrued expenses .....................................................................         22
                                                                                               ---------

   Total Liabilities ..................................................................................................       6,384
                                                                                                                          ---------

NET ASSETS ............................................................................................................   $ 240,303
                                                                                                                          =========
NET ASSETS CONSIST OF:
Undistributed net investment income ...................................................................................   $     546
Accumulated net realized gain (loss)  .................................................................................       9,340
Unrealized appreciation (depreciation) on:
 Investments ..........................................................................................................      38,819
 Futures contracts ....................................................................................................         423
 Foreign currency-related transactions ................................................................................          (1)

Shares of beneficial interest .........................................................................................          56
Additional paid-in capital ............................................................................................     191,120
                                                                                                                          ---------

NET ASSETS ............................................................................................................   $ 240,303
                                                                                                                          =========
NET ASSET VALUE, offering and redemption price per share:
 Class C ($741,593 divided by 17,403 shares of $.01 par value
   shares of beneficial interest outstanding)..........................................................................   $   42.61
                                                                                                                          =========
 Class E ($1,150,774 divided by 26,935 shares of $.01 par value
   shares of beneficial interest outstanding)..........................................................................   $   42.72
                                                                                                                          =========
 Class S ($238,410,160 divided by 5,603,849 shares of $.01 par value
   shares of beneficial interest outstanding)..........................................................................   $   42.54
                                                                                                                          =========

  See accompanying notes which are an integral part of the financial statements.

                                                          Equity Income Fund  37

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends ..............................................................................................................   $  2,247
 Dividends from Money Market Fund .......................................................................................        196
 Interest ...............................................................................................................         37
                                                                                                                            --------

   Total Investment Income ..............................................................................................      2,480


EXPENSES
 Advisory fees ......................................................................................   $    886
 Administrative fees ................................................................................         59
 Custodian fees .....................................................................................         87
 Distribution fees - Class C ........................................................................          1
 Transfer agent fees ................................................................................        218
 Professional fees ..................................................................................         17
 Registration fees - Class S ........................................................................         29
 Shareholder servicing fees - Class E ...............................................................          1
 Trustees' fees .....................................................................................          3
 Miscellaneous ......................................................................................         27
                                                                                                        --------

   Total Expenses .......................................................................................................      1,328
                                                                                                                            --------

Net investment income ...................................................................................................      1,152
                                                                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ........................................................................................      9,858
 Futures contracts ..................................................................................        994
 Foreign currency-related transactions ..............................................................          2              10,854
                                                                                                        --------
Net change in unrealized appreciation (depreciation) on:
 Investments ........................................................................................      3,494
 Futures contracts ..................................................................................        133
 Foreign currency-related transactions ..............................................................         (1)              3,626
                                                                                                        --------            --------

Net realized and unrealized gain (loss)  ............................................................                         14,480
                                                                                                                            --------

Net increase (decrease) in net assets resulting from operations .....................................                       $ 15,632
                                                                                                                            ========


See accompanying notes which are an integral part of the financial statements.

38  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                           FOR THE SIX MONTHS      FOR THE YEAR
                                                                                           ENDED JUNE 30, 1999         ENDED
                                                                                               (UNAUDITED)       DECEMBER 31, 1998
                                                                                           -------------------   -----------------
OPERATIONS
 Net investment income ...............................................................     $             1,152   $           3,335
 Net realized gain (loss)  ...........................................................                  10,854              27,006
 Net change in unrealized appreciation (depreciation) ................................                   3,626                (538)
                                                                                           -------------------   -----------------

   Net increase (decrease) in net assets resulting from operations....................                  15,632              29,803
                                                                                             -------------------   -----------------

DISTRIBUTIONS
 From net investment income
   Class E ...........................................................................                      (2)                 (7)
   Class S ...........................................................................                    (641)             (3,291)
 From net realized gain on investments
   Class C ...........................................................................                      (1)                 --
   Class E ...........................................................................                     (34)                (56)
   Class S ...........................................................................                  (7,761)            (25,440)
                                                                                           -------------------   -----------------

     Net decrease from distributions .................................................                  (8,439)            (28,794)
                                                                                           -------------------   -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions........................                 (18,126)             22,937
                                                                                           -------------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................................                 (10,933)             23,946
NET ASSETS
 Beginning of period .................................................................                 251,236             227,290
                                                                                           -------------------   -----------------
 End of period (including undistributed net investment income of
   $546 and $37, respectively)  ......................................................     $           240,303   $         251,236
                                                                                           ===================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 39

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                        1999*
                                                                                                                       -------
NET ASSET VALUE, BEGINNING OF PERIOD .......................................................................           $ 40.38
                                                                                                                       -------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ................................................................................               .01
 Net realized and unrealized gain (loss) on investments ....................................................              3.64
                                                                                                                       -------

   Total Income From Investment Operations .................................................................              3.65
                                                                                                                       -------

DISTRIBUTIONS
 From net investment income ................................................................................              (.08)
 From net realized gain on investments .....................................................................             (1.34)
                                                                                                                       -------

   Total Distributions .....................................................................................             (1.42)
                                                                                                                       -------

NET ASSET VALUE, END OF PERIOD .............................................................................           $ 42.61
                                                                                                                       =======

TOTAL RETURN (%)(a)  .......................................................................................              9.41

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ...............................................................               742

 Ratios to average net assets (%)(b):
   Operating expenses ......................................................................................              2.11
   Net investment income ...................................................................................               .08

 Portfolio turnover rate (%)(b)  ...........................................................................            130.30

* For the period January 27, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.

40  Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                        -------------------------------------------
                                                                        1999*               1998             1997            1996**
                                                                    ------------        ----------        ----------       --------

NET ASSET VALUE, BEGINNING OF PERIOD .....................          $      41.45        $    41.43        $    40.22       $  41.86
                                                                    ------------        ----------        ----------       --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ..............................                   .16               .37               .32            .10
 Net realized and unrealized gain (loss) on investments ..                  2.53              4.49             12.20           2.39
                                                                    ------------        ----------        ----------       --------

   Total Income From Investment Operations ...............                  2.69              4.86             12.52           2.49
                                                                    ------------        ----------        ----------       --------

DISTRIBUTIONS
 From net investment income ..............................                  (.08)             (.51)             (.07)          (.18)
 From net realized gain on investments ...................                 (1.34)            (4.33)           (11.24)         (3.95)
                                                                    ------------        ----------        ----------       --------

   Total Distributions ...................................                 (1.42)            (4.84)           (11.31)         (4.13)
                                                                    ------------        ----------        ----------       --------

NET ASSET VALUE, END OF PERIOD ...........................          $      42.72        $    41.45        $    41.43       $  40.22
                                                                    ============        ==========        ==========       ========

TOTAL RETURN (%)(a)  .....................................                  6.85             12.41             32.68           6.23

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .............                 1,151               745               338            122

 Ratios to average net assets (%)(b):
   Operating expenses ....................................                  1.37              1.42              1.74           1.77
   Net investment income .................................                   .76               .90               .77           1.50

 Portfolio turnover rate (%)(b)  .........................                130.30            149.63            139.33         106.40

*   For the six months ended June 30, 1999 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                          Equity Income Fund  41

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------------
                                               1999*          1998           1997           1996            1995           1994
                                             --------       --------       --------       --------       ---------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $  41.26       $  41.08       $  40.22       $  38.43       $   32.21      $   35.90
                                             --------       --------       --------       --------       ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c) ...............        .20            .55            .69            .82             .94            .90
 Net realized and unrealized gain (loss)
   on  investments .......................       2.53           4.49          12.11           7.03           10.08           (.70)
                                             --------       --------       --------       --------        --------      ---------

Total Income From Investment Operations          2.73           5.04          12.80           7.85           11.02            .20
                                             --------       --------       --------       --------        --------      ---------
DISTRIBUTIONS
 From net investment  income ..............      (.11)          (.53)          (.70)          (.83)           (.97)          (.89)
  From net realized gain on investments....     (1.34)         (4.33)        (11.24)         (5.23)          (3.83)         (3.00)
                                             --------       --------       --------       --------       ---------      ---------

   Total Distributions ...................      (1.45)         (4.86)        (11.94)         (6.06)          (4.80)         (3.89)
                                             --------       --------       --------       --------       ---------      ---------

NET ASSET VALUE, END OF PERIOD ...........   $  42.54       $  41.26       $  41.08       $  40.22       $   38.43      $   32.21
                                             ========       ========       ========       ========       =========      =========

TOTAL RETURN (%)(a) ......................       6.99          12.99          33.59          21.45           34.76            .69

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)   238,410        250,491        226,952        195,132         180,116        144,285


 Ratios to average net assets (%)(b):
   Operating expenses ....................       1.12           1.01           1.04           1.07            1.06           1.04
   Net investment income .................        .97           1.30           1.51           2.03            2.51           2.56


 Portfolio turnover  rate (%)(b) .........     130.30         149.63         139.33         106.40           92.40          89.91

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


42  Equity Income Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        --------       ---------
COMMON STOCKS - 97.7%
AUTO AND TRANSPORTATION - 2.9%
AMR Corp. (a)                                             11,700             799
AutoNation, Inc. (a)                                     139,600           2,487
AutoZone, Inc. (a)                                        28,100             847
Burlington Northern, Inc.                                 41,700           1,293
CNF Transportation, Inc.                                  15,800             606
Consolidated Freightways Corp. (a)                         1,300              17
Cooper Tire & Rubber Co.                                   6,500             154
CSX Corp.                                                 21,900             992
Dana Corp.                                                50,300           2,317
Delphi Automotive Systems Corp.                          102,827           1,909
Delta Air Lines, Inc.                                     77,000           4,437
Eaton Corp.                                               10,800             994
FDX Corp. (a)                                             28,600           1,552
Ford Motor Co.                                           165,400           9,335
General Motors Corp.                                      51,700           3,412
Genuine Parts Co.                                          1,800              63
Goodyear Tire & Rubber Co.                                30,600           1,800
Kansas City Southern Industries, Inc.                     60,200           3,842
Lear Corp. (a)                                            14,900             741
Meritor Automotive, Inc.                                  45,900           1,170
Modine Manufacturing Co.                                  10,900             354
Trinity Industries, Inc.                                   1,100              37
TRW, Inc.                                                 32,900           1,804
Union Pacific Corp.                                       43,700           2,547
Wisconsin Central
 Transportation Corp. (a)                                  2,900              53
                                                                         -------
                                                                          43,562
                                                                         -------

CONSUMER DISCRETIONARY - 12.0%
Abercrombie & Fitch Co. Class A (a)                      103,200           4,954
Amazon.com, Inc. (a)                                       4,700             588
AnnTaylor Stores Corp. (a)                                19,200             864
AT&T Corp. - Liberty Media Group
  Class A (a)                                             56,056           2,060
Best Buy Co. (a)                                         119,500           8,066
BHC Communications, Inc. Class A                             400              52
BJ's Wholesale Club, Inc. (a)                              8,200             247
Bob Evans Farms, Inc.                                        800              16
Browning-Ferris Industries, Inc.                          14,700             632
Brunswick Corp.                                          145,500           4,056
Buffets, Inc. (a)                                          1,500              17
Callaway Golf Co.                                         21,500             314
Cendant Corp. (a)                                        489,600          10,037
Cintas Corp.                                               9,700             651
Circuit City Stores, Inc.                                  5,700             530
Corporate Express, Inc. (a)                               15,700             109
Costco Cos., Inc. (a)                                     12,700           1,016
Darden Restaurants, Inc.                                  42,100             918
Dayton Hudson Corp.                                      153,200           9,958
Dillard's, Inc. Class A                                   19,900             699
Disney (Walt) Co.                                        169,400           5,220
Donnelley (R.R.) & Sons Co.                               78,800           2,921
Eastman Kodak Co.                                         64,500           4,370
Electronic Arts, Inc. (a)                                  4,900             265
Enesco Group, Inc.                                         3,300              76
Extended Stay America, Inc. (a)                           11,100             133
Federated Department Stores, Inc. (a)                     72,300           3,827
Fortune Brands, Inc.                                      49,100           2,032
Fruit of The Loom, Inc. Class A (a)                       12,200             119
Furniture Brands International, Inc. (a)                   8,700             243
Gap, Inc.                                                 11,550             582
General Nutrition Cos., Inc. (a)                          14,600             339
Harland (John H.) Co.                                      6,500             130
Hilton Hotels Corp.                                       74,400           1,056
Home Depot, Inc. (The)                                   166,300          10,716
Huffy Corp.                                                1,500              21
International Game Technology                             39,400             729
Interpublic Group Cos., Inc.                              14,700           1,273
JC Penney & Co., Inc.                                     34,900           1,695
Jones Apparel Group, Inc. (a)                             19,453             667
Kmart Corp. (a)                                          309,600           5,089
Knight-Ridder, Inc.                                       23,200           1,275
La-Z-Boy Inc.                                              9,200             212
Leggett & Platt, Inc.                                     37,800           1,051
Lowe's Cos., Inc.                                         28,200           1,599
Mandalay Resort Group (a)                                 57,900           1,223
Manpower, Inc.                                            15,700             355
Mattel, Inc.                                              61,000           1,613
May Department Stores Co.                                  3,300             135
MediaOne Group, Inc. (a)                                 130,500           9,706
Micro Warehouse, Inc. (a)                                  8,800             155
Mirage Resorts, Inc. (a)                                  46,300             776
New York Times Co. Class A                                50,700           1,866
Newell Rubbermaid, Inc.                                    5,202             242
Ogden Corp.                                               41,800           1,126
Premark International, Inc.                               12,100             454
QUALCOMM, Inc. (a)                                        82,200          11,796
Reebok International, Ltd. (a)                            10,800             201
Sears Roebuck & Co.                                       75,700           3,373
Service Corp. International                               82,200           1,582
Shaw Industries, Inc. (a)                                100,200           1,653
Springs Industries, Inc.                                   1,300              57
Starwood Hotels & Resorts
 Worldwide, Inc.                                          50,900           1,556
Sunglass Hut International, Inc. (a)                      37,300             639
Time Warner, Inc.                                        112,400           8,261
Times Mirror Co. Series A                                  7,200             427
TJX Cos., Inc.                                            59,400           1,979
Toys "R" Us, Inc. (a)                                     84,624           1,751


44  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        --------         -------
Tricon Global Restaurants, Inc. (a)                      145,100           7,854
Tupperware Corp.                                          28,200             719
V.F. Corp.                                                 7,900             338
Valassis Communications, Inc. (a)                          3,400             125
Viacom, Inc. Class B (a)                                 124,100           5,460
Viad Corp.                                                97,800           3,025
Wal-Mart Stores, Inc.                                    404,600          19,521
Washington Post Co. Class B                                  700             375
Whirlpool Corp.                                            6,200             458
                                                                         -------
                                                                         180,225
                                                                         -------

CONSUMER STAPLES - 6.9%
Albertson's, Inc.                                         17,627             909
Anheuser-Busch Cos., Inc.                                 47,700           3,384
Bestfoods                                                 27,900           1,381
Campbell Soup Co.                                         25,600           1,187
Coca-Cola Co. (The)                                      102,300           6,394
ConAgra, Inc.                                            257,600           6,859
Fleming Cos., Inc.                                        14,100             164
General Mills, Inc.                                       42,500           3,416
Gillette Co.                                              17,400             713
Hannaford Brothers Co.                                     5,300             284
Heinz (H.J.) Co.                                          30,100           1,509
Hershey Foods Corp.                                        4,900             291
Hormel Foods Corp.                                        40,300           1,622
IBP, Inc.                                                233,300           5,541
International Flavors &
 Fragrances, Inc.                                         20,200             896
Interstate Bakeries Corp.                                  1,500              34
Pepsi Bottling Group, Inc. (The)                          12,900             298
PepsiCo, Inc.                                            159,000           6,151
Philip Morris Cos., Inc.                                 464,900          18,683
Procter & Gamble Co.                                     110,800           9,889
Quaker Oats Co.                                           65,100           4,321
Ralston-Purina Group                                         500              15
Safeway, Inc. (a)                                        188,070           9,309
Sara Lee Corp.                                           157,700           3,578
Seagram Co., Ltd.                                        128,800           6,488
SuperValu, Inc.                                            5,200             134
Tyson Foods, Inc. Class A                                 34,200             770
Unilever NV (a)                                          126,089           8,795
Universal Corp.                                           24,700             701
                                                                         -------
                                                                         103,716
                                                                         -------

FINANCIAL SERVICES - 18.3%
Allstate Corp.                                           145,300           5,213
Ambac Financial Group, Inc.                               26,200           1,497
American Express Co.                                       1,100             143
American General Corp.                                    16,100           1,214
American International Group, Inc.                       216,400          25,332
AmSouth Bancorp                                           59,575           1,381
AON Corp.                                                 41,000           1,691
Arden Realty Group, Inc.                                     900              22
Associated Banc-Corp.                                      5,800             241
Associates First Capital Corp. Class A                    95,928           4,251
Astoria Financial Corp.                                    6,300             276
Automatic Data Processing, Inc.                           23,700           1,043
BancWest Corp. New                                         5,300             197
Bank of America Corp.                                    483,090          35,417
Bank One Corp.                                            20,658           1,230
BankBoston Corp.                                          31,200           1,595
BB&T Corp.                                                20,400             748
Bear Stearns Cos., Inc.                                   38,157           1,784
Block (H&R) Co., Inc.                                     17,100             855
CarrAmerica Realty Corp.                                  22,800             570
CCB Financial Corp.                                        2,200             116
Charter One Financial, Inc.                               18,000             500
Chase Manhattan Corp.                                     45,200           3,915
Chubb Corp. (The)                                          6,100             424
CIGNA Corp.                                                9,600             854
CIT Group, Inc. (The)                                      8,500             245
Citigroup, Inc.                                          606,736          28,820
City National Corp.                                        9,400             352
Colonial BancGroup, Inc.                                   6,000              84
Comerica, Inc.                                            72,050           4,282
Compass Bancshares, Inc.                                  11,600             316
Conseco, Inc.                                            107,600           3,275
Dime Bancorp, Inc.                                        60,900           1,226
DST Systems, Inc. (a)                                      1,700             107
Duke Realty Investments, Inc.                             42,600             961
Dun & Bradstreet Corp.                                     7,500             266
Equifax, Inc.                                             39,300           1,403
Equitable Cos., Inc.                                      13,800             925
Federal Home Loan Mortgage Corp.                         157,500           9,135
Federal National Mortgage Association                     46,000           3,145
Financial Security Assurance
 Holdings, Ltd.                                              600              31
FINOVA Group, Inc.                                        34,600           1,821
First American Corp.                                      18,300             761
First Data Corp.                                          29,500           1,444
First Security Corp.                                      62,900           1,710
First Tennessee National Corp.                             1,200              46
First Union Corp.                                        131,500           6,181
First Virginia Banks, Inc.                                15,600             766
Firstar Corp.                                             44,900           1,257
FirstMerit Corp.                                          10,500             294
Fleet Financial Group, Inc.                              123,180           5,466
Fremont General Corp.                                     10,000             189
GATX Corp.                                                 2,700             103
Golden State Bancorp, Inc. (a)                            66,500           1,462


                                                     Quantitative Equity Fund 45

QUANTITATIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        --------         -------
Golden West Financial Corp.                               17,400           1,705
Goldman Sachs Group, Inc. (a)                             36,700           2,652
Greenpoint Financial Corp.                                22,100             725
Hibernia Corp. Class A                                    16,000             251
Household International Corp.                             36,800           1,743
Huntington Bancshares, Inc.                                3,100             108
KeyCorp                                                   45,800           1,471
Lehman Brothers Holdings, Inc.                             7,600             473
Lincoln National Corp.                                     6,800             356
M & T Bank Corp.                                             400             220
Marsh & McLennan Cos., Inc.                              131,250           9,909
Marshall & Ilsley Corp.                                    1,000              64
MBIA, Inc.                                                15,800           1,023
MBNA Corp.                                                94,300           2,888
Mellon Bank Corp.                                          5,300             193
Mercantile Bankshares Corp.                                6,300             222
Mercury General Corp.                                      8,700             296
Merrill Lynch & Co., Inc.                                 37,600           3,006
Metris Companies, Inc.                                    20,118             820
Morgan (J.P.) & Co., Inc.                                  9,400           1,321
Morgan Stanley Dean Witter & Co.                         166,550          17,071
National City Corp.                                       28,260           1,851
North Fork Bancorp., Inc.                                 37,150             792
Ocwen Financial Corp. (a)                                  4,000              36
Ohio Casualty Corp.                                        1,100              40
Old Kent Financial Corp.                                  11,865             497
Pacific Century Financial Corp.                           68,200           1,471
PaineWebber Group, Inc.                                    4,300             201
Peoples Heritage Financial Group                           9,600             181
PMI Group, Inc. (The)                                     23,500           1,476
PNC Bank Corp.                                            80,105           4,616
Provident Cos., Inc.                                       9,800             392
Provident Financial Group, Inc.                            3,400             145
Providian Financial Corp.                                 36,900           3,450
Regions Financial Corp.                                   54,700           2,082
Ryder System, Inc.                                         6,800             177
Schwab (Charles) Corp.                                    14,800           1,626
SouthTrust Corp.                                         148,750           5,699
Sovereign Bancorp, Inc.                                   15,800             193
Spieker Properties, Inc.                                   2,300              89
St. Paul Cos., Inc.                                       17,400             554
Summit Bancorp                                            17,800             744
SunGard Data Systems (a)                                  96,200           3,319
SunTrust Banks, Inc.                                     144,436          10,029
TCF Financial Corp.                                        8,400             234
Torchmark Corp.                                           10,000             341
Travelers Property Casualty Corp.
 Class A                                                  54,900           2,148
U.S. Bancorp                                              65,900           2,241
Union Planters Corp.                                      14,600             652
UnionBanCal Corp.                                        103,800           3,750
UNUM Corp.                                                30,600           1,675
Waddell & Reed Financial, Inc.
 Class A                                                   1,100              30
Waddell & Reed Financial, Inc.
 Class B                                                   4,800             130
Washington Federal, Inc.                                   4,700             105
Washington Mutual, Inc.                                   86,600           3,063
Wells Fargo Co.                                          165,300           7,067
Zions Bancorp                                             16,500           1,047
                                                                         -------
                                                                         275,242
                                                                         -------

HEALTH CARE - 10.8%
Abbott Laboratories                                       89,300           4,063
Aetna, Inc.                                               23,600           2,111
Allergan, Inc.                                            94,200          10,456
ALZA Corp. (a)                                            47,500           2,417
American Home Products Corp.                             181,800          10,454
Amgen, Inc. (a)                                           18,000           1,095
Apria Healthcare Group, Inc. (a)                           5,700              97
Bergen Brunswig Corp. Class A                             41,000             707
Bristol-Myers Squibb Co.                                 308,600          21,737
Cardinal Health, Inc.                                     72,290           4,636
Chiron Corp. (a)                                          55,400           1,146
Columbia/HCA Healthcare Corp.                            174,400           3,979
DENTSPLY International, Inc.                               1,900              55
Forest Labs, Inc. (a)                                     75,800           3,506
Genzyme Corp. (a)                                         62,400           3,023
Genzyme Surgical Products (a)                             11,170              49
HCR Manor Care, Inc. (a)                                  15,200             368
Health Management Associates
 Class A (a)                                              33,900             381
HEALTHSOUTH Corp. (a)                                    146,400           2,187
Humana, Inc. (a)                                          64,200             831
ICN Pharmaceuticals, Inc.                                 16,300             525
Immunex Corp. (a)                                          6,800             866
Johnson & Johnson                                        202,800          19,874
Lilly (Eli) & Co.                                         60,300           4,319
Mallinckrodt, Inc.                                        86,700           3,154
McKesson HBOC, Inc.                                        1,900              61
MedImmune, Inc. (a)                                       30,000           2,040
Medtronic, Inc.                                            7,100             553
Merck & Co., Inc.                                        332,440          24,601
Omnicare, Inc.                                            14,900             188
Oxford Health Plans, Inc. (a)                             19,500             302
PacifiCare Health Systems, Inc.
 Class B (a)                                              54,000           3,885
PE Corp.                                                   3,400             390
Pfizer, Inc.                                               6,500             713
Pharmacia & Upjohn, Inc.                                 122,600           6,965
Schering-Plough Corp.                                    169,000           8,957
Tenet Healthcare Corp. (a)                                48,100             893


46  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       ---------       ---------
United Healthcare Corp.                                   30,300           1,898
Warner-Lambert Co.                                        63,900           4,432
Watson Pharmaceuticals, Inc. (a)                          39,800           1,394
Wellpoint Health Networks, Inc.
 Class A (a)                                              28,700           2,435
                                                                         -------
                                                                         161,743
                                                                         -------

INTEGRATED OILS - 4.4%
Atlantic Richfield Co.                                     3,200             267
Chevron Corp.                                              7,700             733
Coastal Corp.                                             72,900           2,916
Enron Corp.                                               98,500           8,052
Exxon Corp.                                              317,444          24,483
Kerr-McGee Corp.                                          42,500           2,133
Lyondell Petrochemical Co.                                16,400             338
Mobil Corp.                                              128,500          12,722
Phillips Petroleum Co.                                     9,100             458
Royal Dutch Petroleum Co.                                189,300          11,405
Tenneco, Inc.                                             35,900             857
USX-Marathon Group                                        57,100           1,860
                                                                         -------
                                                                          66,224
                                                                         -------

MATERIALS AND PROCESSING - 6.0%
Alcan Aluminum, Ltd.                                      10,900             348
Alcoa, Inc.                                               23,000           1,423
Allegheny Teldyne, Inc.                                   35,700             808
Archer-Daniels-Midland Co.                               183,200           2,828
Banta Corp.                                                2,400              50
Bowater, Inc.                                              6,300             298
Dow Chemical Co.                                         139,500          17,699
Engelhard Corp.                                           51,600           1,167
FMC Corp. (a)                                              4,300             294
Fort James Corp.                                           9,800             371
Freeport-McMoRan Copper &
 Gold, Inc. Class B                                       49,000             879
Georgia Gulf Corp.                                         1,800              30
Georgia-Pacific Group                                     95,700           4,534
Goodrich (B.F.) Co.                                        5,500             234
Great Lakes Chemical Corp.                                57,100           2,630
Hanna (M.A.) Co.                                          11,400             187
IMC Global, Inc.                                          58,200           1,026
International Paper Co.                                   52,200           2,636
Johns Manville Corp.                                      46,900             610
Kimberly-Clark Corp.                                     224,200          12,779
Lafarge Corp.                                             23,600             836
Lubrizol Corp.                                            17,900             488
Minnesota Mining &
 Manufacturing Co.                                        17,000           1,478
Monsanto Co.                                             186,000           7,335
Nalco Chemical Co.                                        12,300             638
Owens Corning                                             26,500             911
PPG Industries, Inc.                                       7,600             449
Reynolds Metals Co.                                        1,000              59
Rohm & Haas Co.                                           62,900           2,697
Sherwin-Williams Co.                                      43,200           1,199
Smurfit-Stone Container Corp. (a)                         43,100             884
Solutia, Inc.                                             61,600           1,313
Temple-Inland, Inc.                                        8,500             580
Tyco International, Ltd.                                 102,200           9,683
Unifi, Inc. (a)                                           10,600             225
Union Carbide Corp.                                       25,400           1,238
USEC, Inc.                                                 9,900             147
USG Corp.                                                108,400           6,070
W.R. Grace & Co. New (a)                                  21,500             395
Waters Corp. (a)                                          16,000             851
Worthington Industries, Inc.                              69,900           1,146
                                                                         -------
                                                                          89,453
                                                                         -------

MISCELLANEOUS - 0.4%
Avalonbay Communities, Inc.                                2,800             104
Convergys Corp. NPV (a)                                   48,700             937
Crestline Capital Corp. (a)                                5,760              97
Host Marriott Corp.                                      219,549           2,607
Liberty Property Trust REIT                               58,600           1,458
Public Storage, Inc.                                      15,000             420
                                                                         -------
                                                                           5,623
                                                                         -------

OTHER ENERGY - 0.9%
Apache Corp.                                              49,500           1,931
Conoco, Inc. Class A                                       6,900             192
Constellation Energy Group, Inc.                          18,900             560
Cooper Cameron Corp. (a)                                   3,900             145
Diamond Offshore Drilling, Inc.                            7,500             213
El Paso Energy Corp.                                      15,700             552
ENSCO International, Inc.                                 28,300             564
Global Marine, Inc. (a)                                   18,700             289
Input/Output, Inc. (a)                                     2,800              21
Noble Drilling Corp.  (a)                                 49,300             971
ONEOK, Inc.                                                3,700             117
PennzEnergy Co.                                           34,200             571
Pioneer Natural Resources Co.                             92,900           1,022
R&B Falcon Corp. (a)                                      23,000             216
Smith International, Inc.  (a)                             3,500             152
Tidewater, Inc.                                            7,000             214
Tosco Corp.                                               76,800           1,992
Transocean Offshore, Inc.                                 70,900           1,861
Ultramar Diamond Shamrock Corp.                           52,200           1,139
Union Pacific Resources Group, Inc.                       34,900             569
Valero Energy Corp.                                        7,000             149
                                                                         -------
                                                                          13,440
                                                                         -------

                                                     Quantitative Equity Fund 47

QUANTITATIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        --------       ---------
PRODUCER DURABLES - 5.1%
Allied Waste Industries, Inc. (a)                          5,500             109
AlliedSignal, Inc.                                        44,600           2,810
Applied Materials, Inc. (a)                               63,900           4,721
Briggs & Stratton Corp.                                   15,000             866
Caterpillar, Inc.                                          2,200             132
Coltec Industries, Inc. (a)                               13,400             291
Cordant Technologies, Inc.                                 4,900             221
Cummins Engine Co., Inc.                                   5,800             331
Deere & Co.                                               34,800           1,379
Emerson Electric Co.                                      47,300           2,974
General Electric Co.                                     173,900          19,651
Honeywell, Inc.                                            5,600             649
Hubbell, Inc. Class B                                      8,300             375
Ingersoll-Rand Co.                                       135,350           8,747
ITT Industries, Inc.                                      20,400             778
Johnson Controls, Inc.                                    39,100           2,710
Lexmark International Group, Inc.
 Class A (a)                                              93,800           6,197
Lockheed Martin Corp.                                    115,700           4,310
Milacron, Inc.                                             3,600              67
Miller (Herman), Inc.                                      1,200              25
Pall Corp.                                                22,200             493
Raytheon Co. Class A                                      11,600             799
Rockwell International Corp.                              59,100           3,590
Sensormatic Electronics Corp. (a)                         15,900             222
Solectron Corp. (a)                                       24,400           1,627
Teradyne, Inc. (a)                                        65,300           4,685
Uniphase Corp. (a)                                         6,600           1,095
Waste Management, Inc.                                   104,600           5,621
Xerox Corp.                                               20,700           1,222
                                                                         -------
                                                                          76,697
                                                                         -------

TECHNOLOGY - 18.3%
3Com Corp. (a)                                            27,800             740
Adobe Systems, Inc.                                       23,400           1,922
America Online, Inc. (a)                                 108,500          11,989
Anixter International, Inc. (a)                            3,500              64
Apple Computer, Inc. (a)                                 127,900           5,923
BMC Software, Inc. (a)                                    23,900           1,289
Cadence Design Systems, Inc. (a)                          48,200             615
Cisco Systems, Inc. (a)                                  565,200          36,420
CNET, Inc. (a)                                             2,600             150
CompUSA, Inc. (a)                                         16,500             123
Computer Associates
 International, Inc.                                     150,400           8,272
Computer Sciences Corp.  (a)                               3,400             235
Compuware Corp. (a)                                      110,200           3,499
Comverse Technology, Inc. (a)                             69,600           5,246
Cooper Industries, Inc.                                   18,600             967
Dell Computer Corp. (a)                                   32,700           1,208
Electronic Data Systems Corp.                            109,100           6,171
EMC Corp. (a)                                            226,900          12,480
Exodus Communications, Inc. (a)                            2,800             336
Galileo International, Inc.                                7,200             385
Gateway, Inc. (a)                                         36,000           2,124
General Dynamics Corp.                                    33,800           2,315
General Instrument Corp. (a)                              56,800           2,414
Harris Corp.                                              16,900             662
Hewlett-Packard Co.                                       41,300           4,151
Intel Corp.                                              530,200          31,514
International Business
 Machines Corp.                                          156,600          20,241
Intuit, Inc. (a)                                           8,300             748
Lucent Technologies, Inc.                                313,300          21,128
Microsoft Corp. (a)                                      311,400          28,065
Motorola, Inc.                                            72,500           6,869
National Semiconductor Corp. (a)                          35,900             909
NCR Corp. (a)                                              8,800             430
Nortel Networks Corp.                                     87,200           7,570
Oracle Systems Corp. (a)                                 180,150           6,688
Quantum Corp. (a)                                         14,100             338
Seagate Technology (a)                                   298,580           7,651
Sterling Commerce, Inc. (a)                                4,200             153
Sun Microsystems, Inc. (a)                                87,600           6,033
Sybase, Inc. (a)                                          23,700             259
Symantec Corp. (a)                                         8,800             224
Symbol Technologies, Inc.                                  7,950             293
Synopsys, Inc. (a)                                        10,000             551
Tellabs, Inc. (a)                                         69,400           4,689
Texas Instruments, Inc.                                  112,200          16,269
Unisys Corp. (a)                                          23,700             923
Veritas Software Corp. (a)                                12,700           1,206
Vishay Intertechnology, Inc.  (a)                         18,125             381
Vitesse Semiconductor Corp. (a)                            9,100             618
Xilinx, Inc. (a)                                          10,600             607
Yahoo!, Inc. (a)                                           7,400           1,273
                                                                         -------
                                                                         275,330
                                                                         -------

UTILITIES - 11.7%
Allegheny Energy, Inc.                                    20,600             660
Alliant Energy Corp. (a)                                   3,800             108
Ameren Corp.                                               6,300             242
Ameritech Corp.                                           48,900           3,594
AT&T Corp.                                               118,701           6,625
Bell Atlantic Corp.                                      400,510          26,183
BellSouth Corp.                                          414,946          19,451
Central & Southwest Corp.                                 77,600           1,814
Cinergy Corp.                                             18,800             602
CMS Energy Corp.                                          15,200             637

48  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                       NUMBER          VALUE
                                                         OF            (000)
                                                       SHARES            $
                                                     -----------    -----------
Columbia Energy Group                                     10,700            671
Comcast Corp. Special Class A                             93,400          3,590
Consolidated Edison, Inc.                                 65,800          2,977
Consolidated Natural Gas Co.                               5,900            358
Cox Communications, Inc. Class A (a)                      21,800            803
Dominion Resources, Inc.                                  24,900          1,078
DTE Energy Co.                                            87,500          3,500
Edison International                                     177,200          4,740
Energy East Corp.                                         11,000            286
Entergy Corp.                                             31,600            988
Florida Progress Corp.                                    23,600            975
FPL Group, Inc.                                           69,700          3,807
Frontier Corp.                                             1,600             94
GTE Corp.                                                150,200         11,378
K N Energy, Inc.                                           7,800            104
Kansas City Power & Light Co.                              2,800             71
Level 3 Communications, Inc. (a)                          38,600          2,323
LG&E Energy Corp.                                         55,600          1,168
MCI WorldCom, Inc. (a)                                   366,407         31,511
Northeast Utilities (a)                                    6,400            113
Northern States Power Co.                                 19,300            467
OGE Energy Corp.                                          27,100            644
PG&E Corp.                                               293,000          9,523
Pinnacle West Capital Corp.                               10,900            439
PP&L Resources, Inc.                                      36,200          1,113
Public Service Enterprise Group, Inc.                     57,800          2,363
Puget Sound Energy, Inc.                                  15,700            377
Reliant Energy, Inc. NPV                                  59,500          1,644
SBC Communications, Inc.                                 196,890         11,420
Southern Co.                                             158,000          4,187
Sprint Corp.                                              37,700          1,991
TECO Energy, Inc.                                         16,700            380
Texas Utilities Co.                                       70,400          2,904
U.S. West, Inc.                                           64,300          3,778
UtiliCorp United, Inc.                                     4,800            116
Vodafone Group PLC - ADR                                  10,650          2,097
Wisconsin Energy Corp.                                    51,800          1,297
                                                                    -----------
                                                                        175,191
                                                                    -----------

TOTAL COMMON STOCKS
(cost $1,034,896)                                                     1,466,446
                                                                    -----------


SHORT-TERM INVESTMENTS - 2.6%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)                           35,987         35,987
United States Treasury Notes                               3,350          3,353
 5.875% due 07/31/99 (b)(c)                                           ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $39,340)                                                           39,340
                                                                      ---------

TOTAL INVESTMENTS - 100.3%
(identified cost $1,074,236)                                          1,505,786

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                             (5,140)
                                                                      ---------

NET ASSETS - 100.0%                                                   1,500,646
                                                                      =========

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
REIT - Real Estate Investment Trust

  See accompanying notes which are an integral part of the financial statements.


                                                     Quantitative Equity Fund 49

QUANTITATIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                  UNREALIZED
                                                 NUMBER          APPRECIATION
                                                   OF           (DEPRECIATION)
                                                CONTRACTS           (000)
                                               -----------      --------------
FUTURES CONTRACTS

S&P 400 Midcap Index
  expiration date 09/99                                 40      $          251
S&P 500 Index
  expiration date 09/99                                 88               1,027
                                                                --------------
Total Unrealized Appreciation
  (Depreciation on Open Futures
  Contracts Purchased                                           $        1,278
                                                                ==============


See accompanying notes which are an integral part of the financial statements.


50  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                                            JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $1,074,236)  ..................................................................    $1,505,786
Cash .................................................................................................................           340
Receivables:
 Dividends and interest ..............................................................................................         2,015
 Investments sold ....................................................................................................         2,473
 Fund shares sold ....................................................................................................         2,330
 Daily variation margin on futures contracts .........................................................................           600
                                                                                                                          ----------

   Total Assets ......................................................................................................     1,513,544


LIABILITIES
Payables:
 Investments purchased .................................................................................    $    5,162
 Fund shares redeemed ..................................................................................         6,815
 Accrued fees to affiliates ............................................................................           917
 Other accrued expenses ................................................................................             4
                                                                                                            ----------
   Total Liabilities .................................................................................................        12,898
                                                                                                                          ----------

NET ASSETS ...........................................................................................................    $1,500,646
                                                                                                                          ==========

NET ASSETS CONSIST OF:
Undistributed net investment income ..................................................................................    $    2,873
Accumulated net realized gain (loss)  ................................................................................       117,910
Unrealized appreciation (depreciation) on:
 Investments .........................................................................................................       431,550
 Futures contracts ...................................................................................................         1,278
Shares of beneficial interest ........................................................................................           317
Additional paid-in capital ...........................................................................................       946,718
                                                                                                                          ----------

NET ASSETS ...........................................................................................................    $1,500,646
                                                                                                                          ==========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($5,699,127 divided by 120,867 shares of $.01 par value
   shares of beneficial interest outstanding)  .......................................................................    $    47.15
                                                                                                                          ==========

 Class E ($9,609,626 divided by 203,271 shares of $.01 par value
   shares of beneficial interest outstanding)  .......................................................................    $    47.28
                                                                                                                          ==========

 Class S ($1,485,336,800 divided by 31,381,619 shares of $.01 par value
   shares of beneficial interest outstanding)  .......................................................................    $    47.33
                                                                                                                          ==========


  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 51

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                                              FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends ..........................................................................................................   $     9,683
 Dividends from Money Market Fund ...................................................................................           778
 Interest ...........................................................................................................            94
                                                                                                                        -----------

   Total Investment Income ..........................................................................................        10,555

EXPENSES
 Advisory fees ......................................................................................... $      5,054
 Administrative fees ...................................................................................          347
 Custodian fees ........................................................................................          156
 Distribution fees - Class C ...........................................................................            7
 Transfer agent fees ...................................................................................          456
 Professional fees .....................................................................................           23
 Registration fees - Class S ...........................................................................           62
 Shareholder servicing fees - Class C ..................................................................            1
 Shareholder servicing fees - Class E ..................................................................           10
 Trustees' fees ........................................................................................            5
 Miscellaneous .........................................................................................           49
                                                                                                         ------------

   Total Expenses ...................................................................................................         6,170
                                                                                                                        -----------
Net investment income ...............................................................................................         4,385
                                                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...........................................................................................      106,256
 Futures contracts .....................................................................................        4,143       110,399
                                                                                                         ------------
Net change in unrealized appreciation (depreciation) on:
 Investments ...........................................................................................       58,961
 Futures contracts .....................................................................................         (603)       58,358
                                                                                                         ------------   -----------

Net realized and unrealized gain (loss)  ............................................................................       168,757
                                                                                                                        -----------

Net increase (decrease) in net assets resulting from operations .....................................................   $   173,142
                                                                                                                        ===========

See accompanying notes which are an integral part of the financial statements.

52  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                            FOR THE SIX MONTHS      FOR THE YEAR
                                                                                            ENDED JUNE 30, 1999         ENDED
                                                                                                (UNAUDITED)       DECEMBER 31, 1998
                                                                                            -------------------   -----------------
OPERATIONS
 Net investment income ...................................................................  $             4,385   $           7,998
 Net realized gain (loss)  ...............................................................              110,399             102,532
 Net change in unrealized appreciation (depreciation) ....................................               58,358             149,884
                                                                                            -------------------   -----------------
   Net increase (decrease) in net assets resulting from operations .......................              173,142             260,414
                                                                                            -------------------   -----------------

DISTRIBUTIONS
 From net investment income
   Class C ...............................................................................                   (1)                 --
   Class E ...............................................................................                   (4)                (13)
   Class S ...............................................................................               (1,510)             (7,962)
 In excess of net investment income
   Class S ...............................................................................                   --                 (20)
 From net realized gain on investments
   Class C ...............................................................................                   (7)                 --
   Class E ...............................................................................                 (110)               (384)
   Class S ...............................................................................              (18,556)            (81,881)
                                                                                            -------------------   -----------------
     Net decrease from distributions .....................................................              (20,188)            (90,260)
                                                                                            -------------------   -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ..........................                24,162             154,152
                                                                                            -------------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................................              177,116             324,306

NET ASSETS
 Beginning of period .....................................................................            1,323,530             999,224
                                                                                            -------------------   -----------------
 End of period (including undistributed net investment income of
   $2,873 and $3, respectively)  .........................................................  $         1,500,646   $       1,323,530
                                                                                            ===================   =================

  See accompanying notes which are an integral part of the financial statements.


                                                    Quantitative Equity Fund  53

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                            1999*
                                                                                                                          ---------

NET ASSET VALUE, BEGINNING OF PERIOD ..................................................................................   $   43.02
                                                                                                                          ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ...........................................................................................        (.02)
 Net realized and unrealized gain (loss) on investments ...............................................................        4.77
                                                                                                                          ---------

   Total Income From Investment Operations ............................................................................        4.75
                                                                                                                          ---------

DISTRIBUTIONS
 From net investment income ..........................................................................................         (.02)
 From net realized gain on investments ...............................................................................         (.60)

                                                                                                                          ---------

   Total Distributions ...............................................................................................         (.62)
                                                                                                                          ---------

NET ASSET VALUE, END OF PERIOD .......................................................................................    $   47.15
                                                                                                                          =========

TOTAL RETURN (%)(a)  .................................................................................................        11.20

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .........................................................................        5,699

 Ratios to average net assets (%)(b):
   Operating expenses ................................................................................................         1.83
   Net investment income .............................................................................................         (.13)


 Portfolio turnover rate (%)(b)  .....................................................................................        33.74

* For the period January 27, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.

54  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                      ---------------------------------------------
                                                                      1999*              1998                1997           1996**
                                                                   ------------       ------------       ------------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................   $      42.50       $      36.80       $      33.05      $  33.81
                                                                   ------------       ------------       ------------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c) .....................................            .07                .12                .14           .05
 Net realized and unrealized gain (loss) on investments ........           4.73               8.54               9.95          1.87
                                                                   ------------       ------------       ------------      --------

   Total Income From Investment Operations .....................           4.80               8.66              10.09          1.92
                                                                   ------------       ------------       ------------       -------
DISTRIBUTIONS
 From net investment income ....................................           (.02)              (.16)              (.07)         (.08)
 From net realized gain on investments .........................           (.60)             (2.80)             (6.27)        (2.60)
                                                                   ------------       ------------       ------------       -------

   Total Distributions .........................................           (.62)             (2.96)             (6.34)        (2.68)
                                                                   ------------       ------------       ------------       -------

NET ASSET VALUE, END OF PERIOD .................................   $      47.28       $      42.50       $      36.80       $ 33.05
                                                                   ============       ============       ============       =======

TOTAL RETURN (%)(a)  ...........................................          12.88              24.34              31.70          5.91

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ....................          9,610              7,479              2,344           322

 Ratios to average net assets (%)(b):
   Operating expenses ..........................................           1.13               1.31               1.59          1.65
   Net investment income .......................................            .39                .30                .33           .81

 Portfolio turnover rate (%)(b)  ...............................         101.77              77.23              87.67         74.33

*   For the six months ended June 30, 1999 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1996 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                    Quantitative Equity Fund  55

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------------
                                                 1999*           1998           1997          1996          1995           1994
                                              ----------      ----------      --------      --------      --------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......   $    42.53      $    36.78      $  33.05      $  30.76      $  24.84      $    26.44
                                              ----------      ----------      --------      --------      --------      ----------


INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c) ................          .16             .27           .38           .51           .50             .49
 Net realized and unrealized gain
   (loss) on investments ..................         5.29            8.55         10.00          6.24          8.72            (.19)
                                              ----------      ----------      --------      --------      --------      ----------
   Total Income From Investment Operations.         5.45            8.82         10.38          6.75          9.22             .30
                                              ----------      ----------      --------      --------      --------      ----------
DISTRIBUTIONS
 From net investment income ...............         (.05)           (.27)         (.38)         (.51)         (.51)           (.49)
 From net realized gain on investments.....         (.60)          (2.80)        (6.27)        (3.95)        (2.79)          (1.41)
                                              ----------      ----------      --------      --------      --------      ----------

   Total Distributions ....................         (.65)          (3.07)        (6.65)        (4.46)        (3.30)          (1.90)
                                              ----------      ----------      --------      --------      --------      ----------
NET ASSET VALUE, END OF PERIOD.............   $    47.33      $    42.53      $  36.78      $  33.05      $  30.76      $    24.84
                                              ==========      ==========      ========      ========      ========      ==========

TOTAL RETURN (%)(a)  ......................        12.99           24.82         32.70         23.08         37.69             .19

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 ($ in thousands) .........................    1,485,337       1,316,051       996,880       663,925       488,948         380,592

 Ratios to average net assets (%)(b):
   Operating expenses .....................          .89             .91           .91           .93           .93             .94
   Net investment income ..................          .63             .69          1.04          1.59          1.71            1.95

 Portfolio turnover rate (%)(b) ...........       101.77           77.23         87.67         74.33         78.83           45.97

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

56  Quantitative Equity Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF           (000)
                                                        SHARES           $
                                                      ----------    -----------
COMMON STOCKS - 94.1%
AUSTRALIA - 3.1%
Amcor, Ltd.                                              828,365          4,599
AMP, Ltd.                                                 42,300            462
Australia & New Zealand Bank
 Group, Ltd.                                             988,091          7,256
Boral, Ltd.                                               71,993            122
Brambles Industries, Ltd.                                 13,505            355
BRL Hardy, Ltd.                                            6,773             29
Broken Hill Proprietary Co.                               48,190            557
Cable & Wireless Optus, Ltd. NPV (a)                   1,386,100          3,152
Coles Myer, Ltd.                                          16,491             96
Commonwealth Bank of Australia                             3,500             56
CRA, Ltd.                                                  4,300             70
CSR, Ltd.                                                882,100          2,519
F.H. Faulding & Co., Ltd.                                  3,900             24
Foster's Brewing Group, Ltd.                             852,100          2,398
Goodman Fielder Wattie                                   774,427            690
Harvey Norman Holdings, Ltd. NPV                           7,300             64
Leighton Holdings, Ltd. Class A                            5,300             21
Lend Lease Corp.                                          34,500            473
Macquarie Bank, Ltd. NPV                                   1,800             24
National Australia Bank, Ltd.                            210,400          3,477
National Mutual Holdings, Ltd.                            16,000             24
News Corp., Ltd.                                          37,746            322
Orica, Ltd.                                              166,000            905
Pacific Dunlop, Ltd.                                     572,833            826
Pioneer International, Ltd.                               92,450            235
PMP Communications, Ltd.                                 165,000            338
Smith (Howard), Ltd.                                       3,854             29
Smorgon Steel Group, Ltd. NPV (a)                         19,600             30
Southcorp Holdings, Ltd.                                  78,200            315
Telstra Corp., Ltd. NPV                                  150,900            864
Western Mining Corp., Ltd.                                14,500             62
Westfield Holdings, Ltd. NPV                              11,400             70
Westfield Trust                                          376,813            762
Westpac Banking Corp.                                     27,500            178
Woodside Petroleum, Ltd.                                   8,100             55
Woolworth's, Ltd.                                         15,200             50
                                                                    -----------
                                                                         31,509
                                                                    -----------

AUSTRIA - 0.4%
Bank Austria AG                                           59,681          3,138
EVN AG                                                     2,570            376
VA Technologie AG (BR)                                     2,975            269
Voest-Alpine Stahl AG                                     11,000            343
Wienerberger Baustoffindustrie
 AG NPV (a)                                               10,400            269
                                                                    -----------
                                                                          4,395
                                                                    -----------

BELGIUM - 0.4%
Delhaize-Le Lion NPV                                       1,900            162
Electrabel NPV                                             5,400          1,742
Tractebel Investments
 International NPV                                         5,768            809
Union Miniere                                             43,300          1,785
                                                                    -----------
                                                                          4,498
                                                                    -----------

CANADA - 3.0%
Alberta Energy Co., Ltd.                                   4,470            144
Alcan Aluminum, Ltd.                                       4,130            131
ATI Technologies, Inc. NPV (a)                             3,700             60
Bank of Montreal                                           2,722             99
Bank of Nova Scotia                                       11,189            243
Barrick Gold Corp. NPV                                    11,900            230
BCE, Inc.                                                139,002          6,773
Bombardier, Inc. Class B                                  30,056            459
Canadian Imperial Bank of Commerce                        19,435            463
Canadian National Railway Co.                              1,511            101
Canadian National Railway Co. NPV                            280             19
Canadian Natural Resources, Ltd. (a)                       3,686             73
Canadian Pacific, Ltd.                                     9,200            219
Canadian Tire Corp. Class A                                1,798             53
Celestica, Inc. (a)                                        1,240             54
CGI Group, Inc. Class A (a)                               36,541            769
Cinar Corp. Class B (a)                                      620             15
Cinar Corp. Class B Sub Voting (a)                         2,040             50
Dofasco, Inc. NPV                                         30,391            492
EdperBrascan Corp. Class A                                26,500            404
Enbridge, Inc.                                             7,000            160
Euro-Nevada Mining Corp., Ltd.                             1,630             19
Falconbridge, Ltd. New                                     1,400             20
Finning International, Inc. New                           17,000            150
Imasco, Ltd.                                              17,850            481
Imperial Oil, Ltd.                                        15,307            291
Inco, Ltd.                                                61,387          1,105
Inco, Ltd. NPV                                             2,800             50
JDS Fitel, Inc. (a)                                        1,966            165
Laidlaw, Inc.                                            266,100          1,962
Loblaw Cos., Ltd.                                          1,895             48
MacMillan Bloedel, Ltd.                                    2,250             40
Magna International, Inc. Class A                            740             42
Mitel Corp. NPV (a)                                      115,000            765
National Bank of Canada                                   29,500            387
Newbridge Networks Corp. (a)                               7,590            217
Noranda, Inc.                                             14,688            194
Nortel Networks Corp.                                      6,100            530
Nortel Networks Corp. NPV                                 13,500          1,155
NOVA Chemicals Corp. NPV                                   4,500            105
NS Power Holdings, Inc.                                   22,500            254
Petro-Canada                                               4,100             56

58  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------     ----------

Placer Dome, Inc.                                          4,671             54
Poco Petroleum, Ltd. (a)                                   7,100             57
Power Corp. of Canada                                     61,200          1,172
QLT PhotoTherapeutics, Inc. (a)                           21,520          1,169
Rogers Communications, Inc.
 Class B (a)                                               5,055             81
Royal Bank of Canada                                      15,188            670
Seagram Co., Ltd.                                         67,956          3,385
Seagram Co., Ltd. NPV                                        170              9
Shaw Communications, Inc.
 Class B NPV                                               2,847            113
Slocan Forest Products, Ltd. (a)                           4,800             35
Suncor, Inc. NPV                                          10,033            411
TD Waterhouse Group, Inc. (a)                              5,300            127
Teleglobe, Inc.                                           50,470          1,493
Thomson Corp. (The)                                       17,100            517
Toronto Dominion Bank (The) New                            6,784            308
Torstar Corp. Class B                                     31,200            351
TransCanada Pipelines, Ltd.                               15,000            211
United Dominion Industries, Ltd.                           1,400             35
Westcoast Energy, Inc.                                    25,077            493
                                                                     ----------
                                                                         29,738
                                                                     ----------

DENMARK - 0.3%
Danisco                                                    5,988            270
Great Nordic Store Nord AS                                 5,000            168
ISS International Series B (a)                            18,076            965
Jyske Bank AS (Regd)                                      13,100          1,244
Ratin A/S Series B                                         3,558            417
Sydbank A/S                                                3,425            143
                                                                     ----------
                                                                          3,207
                                                                     ----------

FINLAND - 1.9%
Enso OY Series A                                          47,500            509
Fortum Corp.                                             256,500          1,240
Helsinki Telephone Corp. Series E                         91,300          4,329
KCI Konecranes International PLC                           5,557            191
Kesko Oyj                                                 97,300          1,309
Merita, Ltd. Series A                                     50,400            286
Metsa-Serla Oyj Series B                                  31,450            267
Nokia Corp. - ADR                                         23,900          2,188
Nokia Oyj                                                 53,239          4,665
OY Tamro AB                                               34,700            143
Pohjola Series B                                           5,600            287
Rauma Group (The)                                          9,300            110
Rautaruukki Oyj                                           28,200            171
Sampo Insurance Co., Ltd. Series A                        18,247            529
Sonera Group Oyj                                          82,200          1,796
UPM-Kymmene Oyj                                           12,014            344
Valmet Corp. Series A                                     12,600            144
                                                                     ----------
                                                                         18,508
                                                                     ----------
FRANCE - 10.1%
Accor SA                                                  10,639          2,671
Alcatel Alsthom                                           35,953          5,059
Alstom (a)                                               182,532          5,739
Alstom - ADR New (a)                                      24,850            795
Assurances Generales de France                            20,070            966
AXA - UAP                                                  7,258            885
Banque Nationale Paris                                    47,078          3,921
Bongrain SA                                                2,320            875
Bouygues                                                  10,754          2,841
Bouygues SA New (a)                                       10,754             29
Canal Plus                                                   430            121
Cap Gemini Sogeti                                         31,469          4,944
Carrefour SA (a)                                          14,300          2,101
Castorama Dubois                                           1,000            237
Chargeurs International SA (a)                             3,500            195
Christian Dior SA                                          4,150            676
Cie de St. Gobain                                         14,126          2,250
CNP Assurances (a)                                        19,960            545
Coflexip SA                                               22,950          1,970
Credit Commercial de France                                4,325            467
Dexia France                                              11,923          1,595
Dexia France New                                           2,247            301
Elf Aquitaine - ADR                                       23,600          1,736
Elf Aquitaine SA                                          28,528          4,185
Eridania Beghin-Say SA                                     1,605            230
Euro RSCG                                                    950            205
France Telecom SA                                          8,700            657
Galeries Lafayette (a)                                     5,000            661
Groupe Danone                                             10,290          2,652
Imetal                                                       695            103
L'Air Liquide                                             13,337          2,097
Lafarge SA                                                 5,970            567
Lafarge SA (BR)                                           13,870          1,318
Lagardere Groupe (Regd)                                   66,310          2,468
Legris Industries SA                                       3,900            160
LVMH Moet-Hennessy                                         2,200            644
LVMH New (a)                                               2,200             64
Michelin (Cie Gen) Class B (Regd)                         33,824          1,383
Paribas                                                    8,678            972
Pechiney International Class A                            32,582          1,400
Peugeot SA                                                10,815          1,706
Renault                                                    3,000            131
Rhodia SA                                                 14,285            271
Rhone-Poulenc SA Class A - ADR                            39,690          1,813
Sanofi-Synthelabo SA (a)                                  12,260            520
Schneider SA                                               7,364            413
Scor SA                                                    9,000            446
Sefimeg (Regd)                                             2,000            139
SEITA                                                      9,343            539
Sidel SA                                                   3,225            392

                                                International Securities Fund 59

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                       ---------     ----------

Simco (Regd)                                               3,300            279
Societe BIC SA                                            38,700          2,041
Societe Generale                                          27,328          4,814
Sodexho                                                    3,100            534
Suez Lyonnaise des Eaux                                   30,327          5,468
Sylea                                                      2,400            153
Thomson-CSF                                               45,001          1,563
Total Co. SA Class B (a)                                  49,671          6,406
TV Francaise (TFI)                                         5,570          1,298
Usinor Sacilor                                           123,242          1,836
Vallourec (Usin)                                             360             13
Vivendi (a)                                              113,610          9,199
                                                                     ----------
                                                                        100,659
                                                                     ----------

GERMANY - 7.8%
Allianz AG (Regd)                                          1,256            348
AMB Aachener & Muenchener Beteiligungs AG                  1,972            200
BASF AG                                                   30,950          1,367
Bayer AG                                                 118,087          4,918
Bayerische Motoren Werk                                    2,474          1,701
Bayerische Vereinsbank AG                                 64,900          4,215
BHF - Bank AG                                              8,590            294
Bilfinger & Berger BAU AG                                  4,900            121
Commerzbank AG                                            34,800          1,056
Continental AG                                            90,278          2,140
DaimlerChrysler AG                                        26,519          2,296
Deutsche Bank AG                                          47,799          2,915
Deutsche Lufthansa AG                                     53,700            973
Deutsche Pfandbrief &
 Hypothekenbank AG                                         7,000            635
Deutsche Telekom AG                                       34,156          1,433
Dresdner Bank AG                                           9,120            356
Fresenius Medical Care AG                                  1,677            100
GEA AG (a)                                                39,320          1,184
Gerresheimer Glas AG                                      10,500            163
Hannover Rueckversicherungs AG                             6,163            492
Hoechst AG                                               132,174          5,981
IKB Deutsche Industriebank AG                              1,750             33
Karstadt AG                                                7,126          3,423
KM Europa Metal AG                                         9,000            469
Mannesmann AG                                             67,589         10,082
Mannheimer Aktiengesellschaft (a)                            400            205
Merck KGAA                                                53,100          1,726
Meto AG New NPV (a)                                       14,800             73
Metro AG                                                   3,500            217
Muenchener
 Rueckversicherungs-Gesellschaft AG
 NPV                                                       3,941            729
Phoenix AG                                                10,000            166
Preussag AG (a)                                           15,300            822
RWE AG                                                    47,700          2,207
SAP AG                                                     1,000            338
Schering AG                                                5,461            579
Schmalbach Lubeca AG                                       5,322            834
SGL Carbon AG (a)                                          2,000            155
Siemens AG                                               129,250          9,966
SKW Trostberg AG                                           7,500            171
Software AG NPV (a)                                       33,300          1,064
Stinnes AG NPV (a)                                        16,560            258
Tarkett AG                                                18,923            169
Veba AG                                                  138,376          8,131
Viag AG                                                    4,140          1,956
Volkswagen AG                                             20,850          1,336
                                                                     ----------
                                                                         77,997
                                                                     ----------

HONG KONG - 1.6%
Asia Satellite Telecommunications
 Holdings, Ltd.                                           10,000             24
Cathay Pacific Airways                                   214,000            328
Cheung Kong Holdings, Ltd.                                89,800            799
China Telecom (Hong Kong), Ltd. (a)                       12,000             33
CLP Holdings, Ltd.                                       128,400            624
Dairy Farm International
 Holdings, Ltd. (a)                                       25,000             30
Dao Heng Bank Group, Ltd.                                 97,500            437
First Pacific Co.                                        707,608            602
Giordano International, Ltd.                              46,000             33
Great Eagle Holdings                                     576,041          1,017
Hang Lung Development Co.                                192,000            238
Hang Seng Bank                                            11,900            133
Henderson Investment, Ltd.                             1,250,000            870
Hong Kong & China Gas Co., Ltd.                           74,360            108
Hong Kong Electric Holding, Ltd.                         893,748          2,880
Hong Kong Telecommunications, Ltd.                       207,900            540
HSBC Holdings (UK Regd) PLC                               24,991            912
Hutchison Whampoa, Ltd.                                  109,300            990
Jardine Matheson
 Holdings, Ltd. - ADR (a)                                214,100          1,071
Jardine Strategic
 Holdings, Ltd. - ADR (a)                                 70,000            182
JCG Holdings, Ltd. NPV                                   130,400             62
Johnson Electric Holdings, Ltd.                           18,200             75
Li & Fung, Ltd.                                           16,400             39
National Mutual Asia                                      54,500             44
New World Development Co., Ltd.                           31,800             95
Orient Overseas International Ltd. (a)                   121,000             44
QPL International Holdings, Ltd. (a)                     600,000            184
SmarTone Telecommunications Holdings,
 Ltd                                                      65,400            233
Sun Hung Kai Properties, Ltd.                            101,600            926
Swire Pacific, Ltd. Class A                               11,800             58
Tai Cheung Holdings                                       56,000             17

60  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF           (000)
                                                        SHARES           $
                                                      ----------     ----------
Television Broadcast                                       7,000             33
Vitasoy International Holdings, Ltd.                     250,000             88
Wharf Holdings                                           836,700          2,610
Wing Hang Bank, Ltd.                                      21,200             68
                                                                     ----------
                                                                         16,427
                                                                     ----------

IRELAND - 0.3%
Bank of Ireland                                           21,372            361
CRH PLC                                                   54,581            967
Greencore Group PLC                                       49,200            152
Irish Life & Permanent PLC                               105,956          1,103
Jefferson Smurfit Group PLC                               94,400            221
                                                                     ----------
                                                                          2,804
                                                                     ----------

ITALY - 3.6%
Assicurazioni Generali SPA                                18,012            624
Banca Commerciale Italiana                               221,000          1,613
Banca Nazionale del Lavoro (a)                           763,430          2,400
Banca Pop di Milano                                       49,000            378
Banca Popolaire di Bergamo CV                             37,000            812
Banco Fideuram SPA                                       109,308            637
Bulgari SPA                                              112,000            753
Class Editori SPA                                        181,200          1,448
ENI SPA - ADR                                             29,700          1,782
Ente Nazionale Idrocarburi
 SPA (Regd)                                              302,814          1,807
Fiat SPA di Risp                                         179,300            306
Finmeccanica SPA (a)                                     563,457            519
Gruppo Editoriale L'Espresso                              55,200            893
Istituto Bancario San Paolo
 di Torino - ADR                                          18,847            518
Istituto Mobiliare Italiano SPA                          201,122          2,737
Italgas (Soc. Ital.)                                      79,759            335
Luxottica Group SPA - ADR                                 70,000          1,089
Magneti Marelli SPA                                       56,000             74
Mediaset SPA                                             446,184          3,965
Mediolanum SPA                                            37,500            288
Mondadori (Arnoldo) Editore SPA                          130,600          2,262
Monte dei Paschi Siena SPA (a)                            23,234            103
Montefibre di Risp                                        67,000             35
Montefibre SPA                                           240,000            136
Olivetti Group SPA (a)                                   212,093            509
Pirelli SPA                                              362,700            987
Telecom Italia Mobile SPA di Risp                         79,059            291
Telecom Italia SPA (a)                                   569,841          3,090
Telecom Italia SPA di Risp (a)                           502,810          5,225
                                                                     ----------
                                                                         35,616
                                                                     ----------

JAPAN - 21.4%
Able, Inc.                                                28,000          1,435
ADERANS Co., Ltd.                                          2,100             90
Advantest                                                  1,500            165
Aiful Corp.                                               10,200          1,250
Alps Electric Co.                                         10,000            234
Aoki International                                        32,000            148
Aoyama Trading Co.                                        43,500          1,374
Aruze Corp. NPV                                            2,000            197
Asahi Bank, Ltd.                                          73,000            350
Asahi Glass Co.                                           19,000            123
Bank of Tokyo - Mitsubishi, Ltd.                         121,000          1,723
Banyu Pharmaceutical                                       6,000             99
Belluna Co., Ltd.                                         79,000          2,273
Bridgestone Tire Corp.                                    24,000            726
Canon Chemicals, Inc.                                      1,000              8
Canon, Inc.                                              307,000          8,832
Chichibu Onoda Cement Corp.                               43,000            123
Chugai Pharmaceutical Co., Ltd.                           59,000            636
Citizen Watch Co., Ltd.                                   43,000            373
Credit Saison Co.                                         84,750          1,772
Dai Ichi Kangyo Bank                                      14,000             90
Dai Ichi Pharmaceutical Co.                               33,000            512
Dai Nippon Printing, Ltd.                                 18,000            288
Dai-Tokyo Fire & Marine                                  383,000          1,377
Daifuku Machinery Co.                                      1,000              7
Daikin Industries, Ltd.                                   13,000            151
Daito Trust Construction                                  74,350            830
Daiwa Kosho Lease Co., Ltd.                               87,000            381
Daiwa Securities                                         129,000            853
DDI Corp.                                                    103            641
Deodeo Corp.                                              15,000            217
East Japan Railway Co.                                       364          1,956
Ebara Corp.                                               12,000            143
Eisai Co.                                                 95,900          1,891
Ezaki Glico Co.                                           69,000            414
Fanuc Co.                                                  8,300            446
Fuji Bank, Ltd.                                          306,000          2,135
Fuji Heavy Industries, Ltd.                              354,000          2,733
Fuji Machine Manufacturing Co.                            49,000          1,511
Fuji Photo Film Co.                                       17,000            644
Fuji Seal, Inc.                                            7,000            972
Fuji Soft ABC, Inc.                                        1,800            107
Fujitsu Support and Service, Inc.                         15,000          2,272
Fujitsu, Ltd.                                             59,000          1,188
Funai Electric Co., Ltd.                                   1,000            198
Furukawa Electric Co.                                     33,000            151
General Sekiyu KK                                         26,000             83
Hikari Tsushin, Inc.                                       1,100            340
Hitachi Software
 Engineering Co., Ltd.                                     2,500            124

                                               International Securities Fund  61

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                         NUMBER         VALUE
                                                           OF           (000)
                                                         SHARES           $
                                                       ---------       --------
Hitachi, Ltd.                                          1,003,000          9,411
Hokkaido Electric Power Co., Inc.                         20,700            305
Honda Motor Co., Ltd.                                     66,000          2,799
Hoya Corp.                                                 2,000            113
Inax Corp.                                                10,000             61
Industrial Bank of Japan, Ltd.                            15,000            119
ITO EN, Ltd.                                               1,000             67
Ito-Yokado Co., Ltd.                                      66,000          4,419
Itochu Corp. (a)                                         150,000            373
Japan Telecom Co., Ltd.                                        5             71
Japan Tobacco, Inc.                                          428          4,741
Kaneka Corp.                                              19,000            179
Kao Corp.                                                202,000          5,677
Kawasaki Steel Corp.                                     175,000            327
Keyence Corp.                                                600            105
Kinki Coca-Cola Bottling                                  27,000            469
Kirin Brewery Co.                                        253,000          3,033
Kissei Pharmaceutical Co.                                 34,000            676
Koa Fire & Marine                                         82,000            260
Kojima Co., Ltd.                                          38,700          1,289
Kokusai Denshin Denwa                                      3,100            223
Konami Co., Ltd.                                           7,000            289
Koyo Seiko Co., Ltd.                                       1,000              9
Kuraray Co., Ltd.                                          5,000             60
Kurimoto Iron Works                                       90,000            246
Kyocera Corp.                                              9,000            528
Kyowa Exeo Corp.                                           8,000             68
Kyushu Electric Power                                     13,900            214
Laox                                                      10,000             87
Mabuchi Motor Co., Ltd.                                   26,000          2,418
Makita Corp.                                              91,000          1,030
Marubeni Corp.                                           845,000          1,767
Maruichi Steel Tube                                       38,000            497
Matsumotokiyoshi                                          31,500          1,888
Matsushita Communication                                   1,000             72
Matsushita Electric
 Industrial Co., Ltd.                                    461,000          8,956
Matsushita-Kotobuki
 Electric Co., Ltd.                                        4,000            113
Meiwa Estate Co., Ltd.                                    38,600          1,611
Mikuni Coca-Cola Bottling                                  4,000             81
Minebea Co., Ltd.                                        218,000          2,433
Minolta Camera Co.                                        20,000            103
Mitsubishi Chemical                                      178,000            617
Mitsubishi Corp.                                          48,000            325
Mitsubishi Estate Co., Ltd.                               41,000            400
Mitsubishi Heavy Industries                              371,000          1,506
Mitsui Mining & Smelting                                  26,000            134
Mitsui O.S.K. Lines                                      156,000            335
Mitsui Petrochemical Industry                              4,000             26
Mitsui Trust & Banking Co., Ltd.                          81,000            129
Mitsukoshi (a)                                           285,000          1,239
Mitsumi Electric Co.                                       4,000            112
Murata Manufacturing Co., Ltd.                            52,000          3,422
Namco                                                     57,900          1,556
Nanto Bank                                                57,000            294
NEC Corp.                                                172,000          2,140
NHK Spring Co.                                            11,000             61
Nichicon Corp.                                            10,000            146
Nichido Fire & Marine                                    172,450            888
Nichiei Co., Ltd.                                         29,400          2,576
NIDEC Corp.                                                1,100            166
Nihon Unisys                                              10,000            217
Nikko Securities Co., Ltd.                               255,000          1,646
Nintendo Co., Ltd.                                        27,600          3,881
Nippon Comsys Corp.                                        7,000            114
Nippon Denso Co.                                           5,000            102
Nippon Fire & Marine                                      80,000            271
Nippon Meat Packers, Inc.                                  6,000             78
Nippon Steel Corp.                                       130,000            302
Nippon System Development                                 22,900          1,363
Nippon Telegraph & Telephone Corp.                           600          6,993
Nippon Yusen                                             269,000          1,036
Nippon Zeon Co., Ltd.                                     22,000            160
Nishimatsu Construction                                  246,000          1,411
Nissan Chemical Industries, Ltd.                          14,000             85
Nissan Motor Co., Ltd. (a)                               653,000          3,120
Nitto Denko Corp.                                          8,000            168
Nomura Securities Co., Ltd.                              148,000          1,734
NTT Mobile Communication Network, Inc.                       105          1,423
NTT Mobile Communications Network,
 Inc. NPV New (a)                                            428          5,732
Orix Corp.                                                 3,000            268
Osaka Gas Co.                                             81,000            275
Otsuka Kagu                                                  900            163
Paris Miki, Inc.                                           3,600            196
Ricoh Co., Ltd.                                           47,000            647
Rinnai Corp.                                              76,000          1,747
Rohm Co.                                                  31,000          4,856
Ryohin Keikaku Co., Ltd.                                   5,700          1,435
Sakura Bank, Ltd.                                        695,000          2,637
Sanden Corp.                                              15,000            120
Sangetsu Co.                                              29,000            617
Sankyo Co., Ltd.                                          71,000          1,790
Sankyo Co., Ltd.  GUNMA                                   48,400          2,317
Secom Co.                                                 17,000          1,771
Sekisui Chemical Co., Ltd.                               205,000          1,190
Sekisui House, Ltd.                                       51,000            551
Sharp Corp.                                               50,000            591
Shimano, Inc.                                              1,200             28
Shin-Etsu Chemical Co.                                    13,050            437

62  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------     ----------

Shionogi & Co.                                           188,000          1,487
Shohkoh Fund & Co., Ltd.                                   4,060          2,913
Skylark Co.                                               53,900          1,158
SMC Corp.                                                    600             67
Snow Brand Milk                                           13,000             64
Softbank Corp.                                             3,500            709
Sony Corp.                                                60,000          6,473
Sony Music Entertainment, Inc.                            10,600            903
Sumitomo Bakelite Co., Ltd.                               16,000            123
Sumitomo Bank                                            102,000          1,266
Sumitomo Rubber Industries                               223,000          1,578
Sundrug Co., Ltd.                                         17,300            815
Suzuki Motor Corp.                                        16,000            255
Taiyo Yuden Co., Ltd.                                     58,000            952
Takeda Chemical Industries                                66,000          3,061
Takefuji Corp.                                            13,700          1,417
TDK Corp.                                                 30,000          2,745
Terumo Corp.                                              13,000            290
THK Co., Ltd.                                              2,600             60
Toc Co.                                                   42,000            356
Toho Bank                                                 83,000            278
Tohoku Electric Power                                     16,500            250
Tokai Bank                                                24,000            137
Tokyo Broadcasting                                         6,000             87
Tokyo Electric Power                                      13,500            285
Tokyo Electronics                                          2,000            136
Tokyo Gas Co.                                            106,000            261
Tokyo Seimitsu Co., Ltd.                                   3,400            217
Tokyo Steel Manufacturing                                 48,400            254
Toppan Forms Co., Ltd.                                     6,000            114
Toppan Printing                                           14,000            156
Toshiba Corp.                                            376,000          2,682
Tostem Corp.                                              13,000            250
Toyo Seikan Kaisha, Ltd.                                  96,000          2,159
Toyota Motor Corp.                                       106,000          3,356
Trend Micro, Inc.                                            500             84
Uni-Charm Corp.                                            2,300            100
UNY Co., Ltd.                                              6,000             90
West Japan Railway Co.                                       531          2,037
World Co., Ltd.                                            2,300            167
Yakult Honsha Co., Ltd.                                    7,000             64
Yamanouchi Pharmaceutical                                 83,000          3,177
Yamato Kogyo Co.                                          34,000            248
Yamato Transport                                           6,000            105
Yodogawa Steel Works, Ltd.                               122,000            503
Yonekyu Corp.                                              4,000             53
York-Benimaru Co., Ltd.                                    2,900            110
Yoshitomi Pharmaceutical                                   4,000             50
                                                                     ----------
                                                                        213,419
                                                                     ----------

MALAYSIA - 0.3%
Berjaya Leisure Berhad                                    50,000             29
Carlsberg Brewery Malaysia Berhad                        149,000            380
Commerce Asset Holdings                                  160,000            356
Golden Hope Plantation                                    45,000             35
Kumpulan Guthrie                                         344,000            205
Malayan Banking Berhad                                   205,000            552
Malaysian Airline System                                  41,000             50
Oriental Holdings Berhad                                  25,000             61
Perlis Plantations                                       189,000            198
Resorts World Berhad                                     481,000          1,018
Technical Resource Industries Berhad                     349,000            257
                                                                     ----------
                                                                          3,141
                                                                     ----------

NETHERLANDS - 6.5%
ABN Amro Holdings NV                                     123,877          2,682
Aegon NV                                                   3,100            225
AKZO Nobel NV                                             43,100          1,813
AKZO Nobel NV - ADR                                       29,500          1,250
Benckiser NV Class B                                       2,705            144
Buhrmann NV                                               62,294          1,005
Elsevier NV                                              117,000          1,357
Equant NV (a)                                             27,800          2,617
Equant NV NPV (a)                                         15,521          1,430
European Vinyls Corp. International NV                     6,100             52
Fortis (NL) NV                                            10,152            313
Getronics NV                                               5,855            225
Heineken Holding NV Class A                               13,125            494
Heineken NV                                                6,650            340
Hollandsche Beton Groep NV                                67,975            869
Hunter Douglas NV                                         51,427          1,765
ING Groep NV                                             118,036          6,388
Koninklijke (Royal) Philips
 Electronics NV (a)                                       25,275          2,492
Koninklijke (Royal) Philips
 Electronics NV NY Reg Share NPV (a)                      13,162          1,328
Koninklijke Ahold NV                                      68,976          2,375
Koninklijke KPN NV                                       191,153          8,966
Koninklijke KPN NV- ADR                                   31,255          1,500
Koninklijke Numico NV                                      8,251            292
Laurus NV                                                 23,897            554
Pakhoed Kon NV CVA                                        15,052            357
Royal Dutch Petroleum Co.                                119,429          6,993
STMicroelectronics (a)                                    21,883          1,457
Stork NV                                                  55,579          1,266
TNT Post Group NV                                          5,223            125
Unilever NV (a)                                           11,585            780
United Pan-Europe Communications NV (a)                   46,595          2,527

                                               International Securities Fund  63

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                         NUMBER         VALUE
                                                           OF           (000)
                                                         SHARES           $
                                                        --------       --------

Vedior                                                    41,985            714
Vendex NV                                                173,219          4,625
Verenigde Nederlandse
 Uitgeversbedrijven Verenigd Bezit                        86,939          3,473
Wereldhave NV                                              8,966            460
Wolters Kluwer NV (a)                                     44,328          1,763
                                                                       --------
                                                                         65,016
                                                                       --------

NEW ZEALAND - 0.8%
Carter Holt Harvey                                       710,381            850
Fletcher Challenge Paper                               1,055,588            788
Lion Nathan, Ltd.                                         12,200             29
Telecom Corp. of New Zealand, Ltd. NPV                 1,353,058          5,803
Warehouse Group (The), Ltd. NPV                            4,900             19
                                                                       --------
                                                                          7,489
                                                                       --------

NORWAY - 0.2%
Christiania Bank OG Kreditkasse                           44,000            158
Kvaerner Industries AS (a)                                 1,000             21
Kvaerner Industries AS Series B (a)                        1,000             16
Norsk Hydro AS                                             8,666            327
Norske Skogindustrier AS Class A                           4,000            147
Nycomed Amersham PLC                                      27,500            195
Orkla ASA Class A                                         30,000            466
Orkla ASA Class B                                         26,628            361
                                                                       --------
                                                                          1,691
                                                                       --------

PORTUGAL - 0.7%
Banco Pinto & Sotto Mayor SA                              83,584          1,484
Electricidade de Portugal SA                               8,500            153
Portugal Telecom SA                                       81,101          3,298
Portugal Telecom SA New (a)                               52,845              1
Telecel-Comunicacaoes Pessoaissa                          13,142          1,693
                                                                       --------
                                                                          6,629
                                                                       --------

RUSSIA - 0.2%
Global TeleSystems Group, Inc. (a)                        31,860          2,579
                                                                       --------

SINGAPORE - 0.7%
City Developments                                         17,400            111
Creative Technology, Ltd.                                 21,000            277
Datacraft Asia, Ltd. (a)                                  12,400             54
Development Bank of Singapore, Ltd.
 (Alien Market)                                          267,300          3,267
Natsteel Electronics, Ltd.                               362,000          1,585
Overseas Chinese Banking
 (Alien Market)                                           17,400            145
Overseas Union Bank (Alien Market)                        77,640            374
Singapore Airlines, Ltd.
 (Alien Market)                                           10,800            103
Singapore Land                                            40,000            118
Singapore Press Holdings, Ltd.                            10,100            172
Singapore Technologies
 Engineering, Ltd.                                        33,800             38
Singapore Telecommunications, Ltd.                        76,000            130
Straits Steamship Land, Ltd.                              95,000            179
United Overseas Bank, Ltd.
 (Alien Market)                                           58,800            411
Venture Manufacturing
 (Singapore), Ltd.                                        17,000            131
                                                                       --------
                                                                          7,095
                                                                       --------

SOUTH KOREA - 0.2%
Samsung Electronics Co. - GDR                             39,016          2,080
                                                                       --------

SPAIN - 4.4%
Argentaria, Caja Postal y Banco
 Hipotecario de Espana SA - ADR                           22,500          1,035
Banco Popular Espanol SA                                  47,406          3,409
Banco Santander Central
 Hispano SA (a)                                          486,320          5,063
Corporacion Bancaria de Espana
 SA (Regd)                                               287,942          6,545
Endesa SA                                                 90,599          1,931
Gas Y Electricidad SA Series 2                            19,124          1,508
Grupo Dragados SA (a)                                     15,900            188
Iberdrola SA                                             177,790          2,705
Indra Sistemas SA                                        120,691          1,300
Repsol SA (a)                                             22,200            457
Repsol SA - ADR                                           88,000          1,788
Superdiplo SA (a)                                         44,800            993
Tabacalera SA Class A (Regd)                             332,395          6,716
Telefonica SA (a)                                        191,170          9,229
Transportes Azkar SA                                       2,900             30
Union Electrica Fenosa SA                                 41,000            536
Vallehermoso SA                                           16,114            154
                                                                       --------
                                                                         43,587
                                                                       --------

SWEDEN - 1.3%
ABB, Ltd. (a)                                              2,159            202
Assa Abloy AB Series B (a)                                47,240            512
Assa Abloy AB Series B New (a)                            47,240             10
Autoliv, Inc.                                             54,070          1,650
Celsius Industrier AB Series B                            12,000            151
Electrolux AB Series B                                    59,009          1,237
Enator AB                                                 80,100          2,406
Modern Times Group MTG AB
 Series B (a)                                             58,800          1,278
Skandia Forsakrings AB                                    76,120          1,426
Stora Enso Oyj Class A                                    16,214            174
Stora Enso Oyj Class R                                    30,085            326

64  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------     ----------

Svenska Celluosa Series B                                 13,700            355
Svenska Handelsbanken AB
 Series A (a)                                             49,614            596
Telefonaktiebolaget Ericsson (LM)
 Series B                                                 59,799          1,920
Tornet Fastighets AB                                      52,500            714
                                                                     ----------
                                                                         12,957
                                                                     ----------

SWITZERLAND - 3.4%
ABB, Ltd. (a)                                              1,539            145
Baer Holdings AG (BR)                                      1,068          3,042
Baloise Holding, Ltd.                                        700            571
Barry Callebaut AG (Regd)                                  8,235          1,260
Bobst AG (BR)                                                250            297
Credit Suisse Group (Regd)                                 1,850            320
Forbo Holding AG (Regd)                                    3,250          1,292
Geberit International AG (a)                                 690            157
Gretag Imaging Group                                      11,080          1,071
Holderbank Financiere
 Glarus AG (BR)                                              150            177
Kuoni Reisen AG Series B                                     132            509
Nestle SA (Regd)                                             730          1,315
Novartis AG (Regd)                                         4,643          6,777
Richemont Series A (BR)                                       94            181
Roche Holdings Genusscheine AG NPV                           131          1,346
Schweiz Ruckversicher (Regd)                                 676          1,287
Schweizerische Lebensversicherungs-und
 Rentenanstalt                                             3,730          2,257
SGS Holding (BR) (a)                                         120            124
Sulzer AG (Regd) (a)                                       2,200          1,337
Swisscom AG (Regd)                                        11,141          4,191
Swisslog Holding AG                                        8,292          1,004
UBS AG                                                    15,501          4,625
Valora Holding AG (Regd)                                     800            184
Zurich Allied AG                                           1,089            618
                                                                     ----------
                                                                         34,087
                                                                     ----------

UNITED KINGDOM - 21.4%
3i Group PLC                                              38,255            422
Abbey National PLC                                       117,280          2,203
Alliance & Leicester PLC                                 136,500          1,844
Allied Zurich PLC                                        287,024          3,608
Anglian Water PLC                                        177,227          1,961
Arjo, Wiggins, Appleton PLC                              380,000          1,321
Arriva PLC                                                27,600            163
ASDA-MFI Group PLC                                       160,255            549
Ashtead Group PLC                                        255,781            706
Associated British Foods PLC                             269,000          1,777
AstraZeneca Group PLC                                      6,336            247
Bank of Scotland
 Governor & Co. PLC                                       47,910            641
Barclays Bank PLC                                        179,552          5,222
Barratt Development PLC                                  102,332            574
Bass PLC                                                 180,771          2,621
BBA Group PLC                                            113,594            870
BG PLC                                                   369,300          2,253
Billiton PLC                                             143,200            501
Blue Circle Industries PLC                               325,000          2,167
BOC Group PLC                                            100,633          1,970
Boots Co. PLC                                            161,000          1,911
British Aerospace PLC                                    583,797          3,800
British Airways PLC                                      783,465          5,409
British Airways PLC - ADR                                  4,350            311
British American Tobacco PLC                             371,911          3,509
British Petroleum Co. PLC                                345,459          6,186
British Sky Broadcasting Group PLC                       142,283          1,320
British Steel PLC                                        367,600            952
British Telecom PLC                                      210,257          3,520
Bunzl PLC                                                455,000          2,256
Burmah Castrol PLC (a)                                    26,166            496
Cable & Wireless
 Communications PLC (a)                                  213,873          2,056
Cable & Wireless PLC                                     258,100          3,291
Cadbury Schweppes PLC (a)                                 46,200            295
Carlton Communications PLC                                25,500            211
Centrica PLC (a)                                         591,300          1,389
Coats Viyella PLC                                        268,000            215
Commercial Union
 Assurance Co. PLC                                       204,487          2,944
Compass Group PLC                                         52,600            522
Courtaulds Textile Co. PLC                               111,200            286
Diageo PLC                                               751,665          7,897
Dixon Group PLC                                           26,086            489
Enterprise Oil PLC                                       418,700          2,672
Fairview Holdings PLC                                     67,262            144
Gallaher Group PLC                                       157,228            969
General Electric Co. PLC                                  19,800            201
GKN PLC                                                  162,000          2,765
Glaxo Wellcome PLC                                       363,061         10,089
Glynwed International PLC                                 92,400            302
Granada Group PLC                                        170,400          3,156
Great University Stores PLC                              371,200          4,140
Hanson PLC                                                47,000            422
Hays PLC                                                  27,100            286
Hillsdown Holdings PLC                                    64,524            146
HSBC Holdings PLC                                        110,265          3,907
Hyder PLC                                                106,223          1,254
IMI PLC                                                   26,400            107
Imperial Chemical Industries PLC                         157,972          1,560
Invensys PLC                                             217,650          1,029

                                                International Securities Fund 65

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                        MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------      ---------

Kingfisher PLC                                            82,600            964
Laird Group PLC                                          230,868            957
LASMO PLC                                                350,000            789
Lloyds TSB Group PLC                                     337,229          4,579
Medeva PLC                                               278,029            451
MEPC PLC                                                 159,460          1,298
MFI Furniture Group PLC                                  176,576            112
Mirror Group News PLC                                    542,000          2,114
Morgan Crucible PLC                                      361,120          1,540
National Grid Group PLC                                   95,146            663
National Power PLC                                        72,668            528
Northern Foods PLC                                        63,200            130
Northern Rock PLC                                         29,600            225
Nycomed Amersham PLC                                      69,925            489
Ocean Group PLC                                           13,400            221
Orange PLC (a)                                           225,170          3,304
Pearson PLC                                               23,400            475
Pen & Orient DFD PLC                                     115,100          1,726
Pilkington Brothers PLC                                  141,900            193
Powell Duffryn PLC                                        55,000            439
PowerGen PLC                                             362,989          3,908
Premier Consolidated Oil PLC (a)                         848,396            247
Prudential Corp. PLC                                      40,100            591
Racal Electronics PLC                                     59,500            362
Railtrack Group PLC                                      356,932          7,297
Rank Group PLC                                           200,000            796
Reed International PLC                                   245,700          1,634
Rentokil Initial PLC                                      19,000             74
Reuters Group PLC                                         20,500            270
Rexam PLC                                                313,000          1,268
Rio Tinto Corp. PLC (Regd)                               283,224          4,746
RMC Group PLC                                             13,000            209
Royal & Sun Alliance Insurance Group
 PLC (a)                                                 545,387          4,887
Royal Bank of Scotland Group PLC                          94,300          1,932
Safeway PLC                                              453,165          1,807
Sainsbury (J.) PLC                                        69,595            439
Scottish Hydro-Electric PLC                              242,633          2,478
Select Appointments
 Holdings PLC (a)                                         11,000            131
Shell Transportation &
 Trading PLC (Regd)                                      778,715          5,843
SkyePharma PLC (a)                                     1,185,000            925
Smith & Nephew PLC                                       733,100          2,219
SmithKline Beecham PLC                                   166,018          2,159
Somerfield PLC                                         1,037,101          4,863
South West Water PLC                                      75,356          1,264
Storehouse PLC                                           652,214          1,388
Sun Life and Provincial Holdings PLC                      97,894            699
Tarmac, Ltd. PLC                                         924,137          1,733
Tate & Lyle, Ltd. PLC                                     62,400            389
Tesco Store Holdings PLC                                  50,400            131
Thames Water PLC                                          52,250            829
Thistle Hotels PLC (a)                                   186,666            515
TI Group PLC                                              18,400            124
Tomkins PLC                                              654,298          2,836
Trinity PLC                                               40,000            355
Unilever PLC (a)                                          38,482            342
United Biscuits (Holdings) PLC                           200,000            599
Vickers PLC                                               65,600            169
Vodafone Group PLC                                       649,793         12,782
Williams PLC                                              25,000            165
Wimpey (George), Ltd. PLC                                160,000            381
Wolseley PLC                                             177,000          1,334
Woolwich PLC                                              55,400            324
WPP Group PLC                                            191,600          1,623
Zeneca Group PLC                                          20,700            801
                                                                      ---------
                                                                        213,099
                                                                      ---------

UNITED STATES - 0.1%
MIH, Ltd. (a)                                             22,900            604
                                                                      ---------

TOTAL COMMON STOCKS
(cost $833,462)                                                         938,831
                                                                      ---------

PREFERRED STOCKS - 0.9%
AUSTRALIA - 0.2%
News Corp., Ltd.                                          91,358            695
Sydney Harbour Casino
 Holdings, Ltd.                                          673,317            654
                                                                      ---------
                                                                          1,349
                                                                      ---------

GERMANY - 0.7%
Draegerwerk AG                                               950             13
Dyckerhoff AG                                                200             60
Grohe (Friedrich) AG                                       1,500            424
Hugo Boss                                                    824          1,104
Krones AG NPV (a)                                         12,000            371
M.A.N. AG (a)                                              2,000             45
Porsche AG                                                 1,000          2,350
ProSieben Media AG NV                                      2,643            120
Rheinmetall AG                                            67,700          1,214
Volkswagen AG                                             18,078            669
Wella AG                                                   1,047            762
                                                                      ---------
                                                                          7,132
                                                                      ---------

ITALY - 0.0%
Fiat SPA                                                  35,300             57
                                                                      ---------

66  International Securities Fund

International Securities Fund

                                                       June 30, 1999 (Unaudited)

                                                                   Market
                                                     Number         Value
                                                       of           (000)
                                                     Shares           $
                                                   ----------     ---------
Japan - 0.0%
Sanwa International Financial
   Bermuda Trust (conv.)                           36,000,000           308
                                                                  ---------

Total Preferred Stocks
(cost $9,268)                                                         8,846
                                                                  ---------

                                                     Principal
                                                       Amount
                                                        (000)
                                                          $
                                                    -----------
Short-Term Investments - 4.2%
United States - 4.2%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                   37,378        37,378
United States Treasury Notes
     5.875% due 07/31/99(b)(c)                          5,000         5,005
                                                                  ---------

Total Short-Term Investments
(cost $42,383)                                                       42,383
                                                                  ---------


                                                                   Market
                                                                    Value
                                                                    (000)
                                                                      $
                                                                  ---------
Total Investments - 99.2%
(identified cost $885,113)                                          990,060

Other Assets and Liabilities,
Net - 0.8%                                                            7,473
                                                                  ---------

Net Assets - 100.0%                                                 997,533
                                                                  =========

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Deposit Receipt
NPV - No Par Value
NV - Nonvoting

Foreign Currency Abbreviations:
CAD - Canadian dollar
EUR - Euro dollar
DKK - Danish krone
GBP - British pound
JPY - Japanese yen
SEK - Swedish krone
USD - U.S. dollar


  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 67

INTERNATIONAL SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)



                                                                    UNREALIZED
                                                 NUMBER            APPRECIATION
                                                   OF             (DEPRECIATION)
                                                CONTRACTS             (000)
                                              -------------       --------------
FUTURES CONTRACTS

CAC-40 Index (France)
  expiration date 09/99                                 186       $         180
DAX Index (Germany)
  expiration date 09/99                                  63                  83
FTSE - 100 Index (UK)
  expiration date 09/99                                 133                (356)
TOPIX Index (Japan)
  expiration date 09/99                                  88                 410
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                             $         317
                                                                  =============

                                                                      MARKET
                                                  % OF                 VALUE
                                                   NET                 (000)
INDUSTRY DIVERSIFICATION                         ASSETS                  $
------------------------                      -------------       --------------

Auto & Transportation                               5.9%                 58,745
Consumer Discretionary                             15.1                 150,542
Consumer Staples                                    6.7                  67,140
Financial Services                                 17.1                 170,972
Health Care                                         5.1                  50,767
Integrated Oils                                     1.5                  14,894
Materials & Processing                             11.1                 110,991
Miscellaneous                                       2.2                  21,711
Other Energy                                        3.8                  37,788
Producer Durables                                   8.6                  85,233
Technology                                          5.4                  54,106
Utilities                                          12.5                 124,788
Short-Term Investments                              4.2                  42,383
                                              -------------       --------------
Total Investments                                  99.2                 990,060
Other Assets and Liabilities, Net                   0.8                   7,473
                                              -------------       --------------
NET ASSETS                                        100.0%                997,533
                                              =============       ==============


                                                                      MARKET
                                                  % OF                 VALUE
                                                   NET                 (000)
GEOGRAPHIC DIVERSIFICATION                        ASSET                  $
--------------------------                    -------------       --------------

Europe                                             42.1%                419,444
Japan                                              21.4                 213,727
United Kingdom                                     21.4                 213,098
Pacific Basin                                       6.9                  69,087
Short-Term Investments                              4.2                  42,383
Other                                               3.2                  32,321
                                              -------------       --------------
Total Investments                                  99.2                 990,060
Other Assets and Liabilities, Net                   0.8                   7,473
                                              -------------       --------------
NET ASSETS                                        100.0%                997,533
                                              =============       ==============

See accompanying notes which are an integral part of the financial statements.

68  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                        JUNE 30,1999 (UNAUDITED)



FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                 UNREALIZED
  CONTRACTS TO      IN EXCHANGE                 APPRECIATION
    DELIVER             FOR       SETTLEMENT   (DEPRECIATION)
     (000)             (000)         DATE          (000)
----------------   -------------  ----------   --------------
USD           87   DKK       624    07/01/99   $            -
USD          697   EUR       673    07/01/99               (4)
USD        1,590   EUR     1,537    07/02/99               (6)
USD          184   EUR       177    07/15/99               (1)
USD        2,650   EUR     2,544    07/30/99              (28)
USD          244   GBP       154    07/01/99               (1)
USD        1,909   GBP     1,203    07/02/99              (12)
USD          335   JPY    40,411    07/01/99               (1)
USD           44   SEK       369    07/02/99                -
JPY       56,991   EUR       456    07/02/99               (1)
JPY       56,991   EUR       472    07/02/99                1
CAD        1,606   USD     1,088    07/06/99               (3)
EUR          401   USD       415    07/01/99                2
EUR          752   USD       785    07/02/99               10
EUR          124   USD       128    07/06/99                -
EUR        2,093   USD     2,176    07/30/99               20
GBP          855   USD     1,346    07/06/99               (1)
JPY      119,928   USD       989    07/01/99               (3)
JPY        2,855   USD        24    07/02/99                -
SEK        1,902   USD       224    07/01/99                -
                                               --------------

                                               $          (28)
                                               ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

USD       21,447   EUR    20,500    09/17/99   $         (189)
USD       23,273   GBP    14,640    07/30/99             (186)
USD        8,241   JPY   986,975    08/05/99             (190)
USD       12,378   JPY 1,575,000    09/17/99              (42)
GBP        4,640   USD     7,505    07/30/99              190
GBP      968,975   USD     7,000    08/05/99           (1,051)
JPY      100,000   USD       836    07/02/99                -
                                               --------------

                                               $       (1,468)
                                               ==============



  See accompanying notes which are an integral part of the financial statements.


                                                International Securities Fund 69

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                      JUNE 30, 1999 (UNAUDITED)
ASSETS
Investments at market (identified cost $885,113) ...........................................       $   990,060
Foreign currency holdings (identified cost $8,697) .........................................             8,630
Forward foreign currency exchange contracts (cost $80,580) .................................            80,073
Foreign currency exchange spot contracts (cost $15,487) ....................................            15,805
Receivables:
 Dividends and interest ....................................................................             2,246
 Investments sold ..........................................................................            13,932
 Fund shares sold ..........................................................................             2,143
 Foreign taxes recoverable .................................................................             1,351
                                                                                                   -----------

   Total Assets ............................................................................         1,114,240

LIABILITIES
Payables:
 Due to Custodian ...........................................................  $          86
 Investments purchased ......................................................         15,771
 Fund shares redeemed .......................................................          2,349
 Accrued fees to affiliates .................................................            862
 Other accrued expenses .....................................................            164
 Daily variation margin on futures contracts ................................            101
Forward foreign currency exchange contracts (cost $80,580) ..................         81,541
Foreign currency exchange spot contracts (cost $15,487) .....................         15,833
                                                                               -------------

   Total Liabilities .......................................................................           116,707
                                                                                                   -----------

NET ASSETS .................................................................................       $   997,533
                                                                                                   ===========
NET ASSETS CONSIST OF:
Undistributed net investment income ........................................................       $     3,912
Accumulated net realized gain (loss) .......................................................            61,205
Unrealized appreciation (depreciation) on:
 Investments ...............................................................................           104,947
 Futures contracts .........................................................................               317
 Foreign currency-related transactions .....................................................            (1,613)
Shares of beneficial interest ..............................................................               156
Additional paid-in capital .................................................................           828,609
                                                                                                   -----------

NET ASSETS .................................................................................       $   997,533
                                                                                                   ===========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,781,991 divided by 43,738 shares of $.01 par value
   shares of beneficial interest outstanding) ..............................................       $     63.61
                                                                                                   ===========
 Class E ($6,007,812 divided by 94,086 shares of $.01 par value
   shares of beneficial interest outstanding) ..............................................       $     63.85
                                                                                                   ===========
 Class S ($988,743,005 divided by 15,435,834 shares of $.01 par
   value shares of beneficial interest outstanding) ........................................       $     64.06
                                                                                                   ===========

See accompanying notes which are an integral part of the financial statements.

70 International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS


Amounts in thousands                                     FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
INVESTMENT INCOME
 Dividends ....................................................................................    $ 13,705
 Dividends from Money Market Fund .............................................................       1,211
 Interest .....................................................................................         269
 Less foreign taxes withheld ..................................................................      (1,565)
                                                                                                   --------

   Total Investment Income ....................................................................      13,620

EXPENSES
 Advisory fees ...............................................................  $  4,290
 Administrative fees .........................................................       240
 Custodian fees ..............................................................       733
 Distribution fees - Class C .................................................         4
 Transfer agent fees .........................................................       495
 Professional fees ...........................................................        38
 Registration fees - Class S .................................................        51
 Shareholder servicing fees - Class C ........................................         1
 Shareholder servicing fees - Class E ........................................         6
 Trustees' fees ..............................................................         4
 Miscellaneous ...............................................................        71
                                                                                --------

   Total Expenses .............................................................................       5,933
                                                                                                   --------

Net investment income .........................................................................       7,687
                                                                                                   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .................................................................    58,214
 Futures contracts ...........................................................     6,642
 Foreign currency-related transactions .......................................    (8,223)
                                                                                --------             56,633
Net change in unrealized appreciation (depreciation) on:
 Investments .................................................................   (13,332)
 Futures contracts ...........................................................      (847)
 Foreign currency-related transactions .......................................       679            (13,500)
                                                                                --------           --------

Net realized and unrealized gain (loss)  ......................................................      43,133
                                                                                                   --------

Net increase (decrease) in net assets resulting from operations ...............................    $ 50,820
                                                                                                   ========

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 71

INTERNATIONAL SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      FOR THE SIX MONTHS       FOR THE YEAR
                                                                      ENDED JUNE 30, 1999          ENDED
                                                                          (UNAUDITED)        DECEMBER 31, 1998
                                                                       ------------------    -----------------
OPERATIONS
 Net investment income .............................................            $   7,687            $  10,770
 Net realized gain (loss)  .........................................               56,633               22,759
 Net change in unrealized appreciation (depreciation)  .............              (13,500)              73,736
                                                                                ---------            ---------
   Net increase (decrease) in net assets resulting from operations .               50,820              107,265
                                                                                ---------            ---------
DISTRIBUTIONS
 From net investment income
   Class C .........................................................                   (1)                  --
   Class E .........................................................                   --                  (22)
   Class S .........................................................                 (814)              (5,142)
 In excess of net investment income
   Class E .........................................................                   --                  (20)
   Class S .........................................................                   --               (4,633)
 From net realized gain on investments
   Class E .........................................................                   --                   (5)
   Class S .........................................................                   --               (3,176)
                                                                                ---------            ---------

     Net decrease from distributions ...............................                 (815)             (12,998)
                                                                                ---------            ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .....                2,318                9,906
                                                                                ---------            ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................               52,323              104,173

NET ASSETS
 Beginning of period ...............................................              945,210              841,037
                                                                                ---------            ---------
 End of period (including undistributed net investment income of $3,912 and accumulated distributions in excess of net
   investment income of $2,960, respectively)  .....................            $ 997,533            $ 945,210
                                                                                =========            =========

See accompanying notes which are an integral part of the financial statements.

72  International Securities Fund


INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.
                                                                     1999*
                                                                 ------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $      60.66
                                                                 ------------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ................................              .41
 Net realized and unrealized gain (loss) on investments ....             2.59
                                                                 ------------

   Total Income From Investment Operations .................             3.00
                                                                 ------------

DISTRIBUTIONS
 From net investment income ................................             (.05)
                                                                 ------------

NET ASSET VALUE, END OF PERIOD .............................     $      63.61
                                                                 ============

TOTAL RETURN (%)(a)  .......................................             4.96

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ...............            2,782

 Ratios to average net assets (%)(b)
   Operating expenses ......................................             2.20
   Net investment income ...................................             1.68

 Portfolio turnover rate (%)(b)  ...........................           137.17


* For the period January 27, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.

                                                International Securities Fund 73

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                             YEARS ENDED DECEMBER 31,
                                                                                ------------------------------------------------
                                                                  1999*             1998               1997             1996**
                                                              ------------      ------------       ------------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD ................         $      60.68      $      54.64       $      58.47       $    58.56
                                                              ------------      ------------       ------------       ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  .........................                  .45               .28                .35             (.03)
 Net realized and unrealized gain (loss) on investments               2.72              6.53               (.64)            1.68
                                                              ------------      ------------        -----------       ----------

   Total Income From Investment Operations ..........                 3.17              6.81               (.29)            1.65
                                                              ------------      ------------        -----------       ----------
DISTRIBUTIONS
 From net investment income .........................                   --              (.57)              (.29)            (.43)
 From net realized gain on investments ..............                   --              (.20)             (3.25)           (1.31)
                                                              ------------      ------------        -----------       ----------

   Total Distributions ..............................                   --              (.77)             (3.54)           (1.74)
                                                              ------------      ------------        -----------       ----------

NET ASSET VALUE, END OF PERIOD ......................         $      63.85      $      60.68       $      54.64       $    58.47
                                                              ============      ============       ============       ==========

TOTAL RETURN (%)(a)  ................................                 5.22             12.53               (.41)            2.86

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) .........                6,008             4,431              1,271              623

 Ratios to average net assets (%)(b):
   Operating expenses ...............................                 1.48              1.64               1.96             2.00
   Net investment income ............................                 1.46               .49                .19             (.61)

 Portfolio turnover rate (%)(b)  ....................               137.17             68.46              73.54            42.43

*   For the six months ended June 30, 1999 (Unaudited).
**  For the period November 6, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1996 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

74 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------------
                                                      1999*         1998          1997          1996         1995          1994
                                                   ---------     ---------     ---------     ---------     --------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $   60.86     $   54.69     $   58.48     $   56.61     $   53.96     $   57.95
                                                   ---------     ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ...................          .49           .69           .56           .53           .56           .44
 Net realized and unrealized gain (loss) on
   investments ................................         2.76          6.32          (.46)         3.72          4.89          1.23
                                                   ---------     ---------     ---------     ---------     ---------     ---------

   Total Income From Investment Operations.....         3.25          7.01           .10          4.25          5.45          1.67
                                                   ---------     ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS
 From net investment income ...................         (.05)         (.64)         (.64)         (.48)        (1.11)         (.06)
 From net realized gain on investments ........           --          (.20)        (3.25)        (1.90)        (1.69)        (5.60)
                                                   ---------     ---------     ---------     ---------     ---------     ---------

   Total Distributions ........................         (.05)         (.84)        (3.89)        (2.38)        (2.80)        (5.66)
                                                   ---------     ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD.................    $   64.06     $   60.86     $   54.69     $   58.48     $   56.61     $   53.96
                                                   =========     =========     =========     =========     =========     =========

TOTAL RETURN (%)(a)............................         5.35         12.90           .26          7.63         10.20          4.86

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)....      988,743       940,779       839,767       743,615       623,389       563,333

 Ratios to average net assets (%)(b):
   Operating expenses, net ....................         1.24          1.22          1.26          1.30          1.30          1.30
   Operating expenses, gross ..................         1.24          1.22          1.26          1.31          1.31          1.33
   Net investment income ......................         1.60          1.15           .91           .91           .97           .70

 Portfolio turnover rate (%)(b)................       137.17         68.46         73.54         42.43         42.96         72.23

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                               International Securities Fund  75

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                       JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                           --------  ----------

COMMON STOCKS - 84.6%
ARGENTINA - 3.2%
Banco de Galicia y Buenos Aires
 Class B - ADR                               57,190       1,151
Banco Frances Rio PL                         26,000         169
Central Costanera Class B                   140,200         404
Central Puerto SA Class B                   120,000         270
Corcemar SA Class B                          26,987         128
Dalmine Siderca SA                          128,000         168
Inversiones Y Representaciones               93,401         288
Naviera Perez Companc Class B               374,131       2,152
Nobleza Piccardo                             53,900         178
Perez Companc SA Class B - ADR               83,370         967
Quilmes Industrial (Regd)(a)                 71,000         621
Siderar SA Series A                          58,800         177
Telecom Argentina Class B                   170,122         936
Telecom Argentina SA Class B - ADR           13,500         361
Telefonica de Argentina Class B             340,000       1,054
Telefonica de Argentina
 Class B - ADR                               61,900       1,942
Transportadora de Gas del Sur SA
 Class B                                    535,284       1,006
                                                     ----------
                                                         11,972
                                                     ----------

AUSTRALIA - 0.4%
Lihir Gold, Ltd. (a)                      1,016,000         766
Orogen Minerals, Ltd.                       800,000         867
                                                     ----------
                                                          1,633
                                                     ----------

BRAZIL - 2.4%
Aracruz Celulose SA NPV - ADR                43,670         950
Centrais Eletricas Brasileiras SA NPV    65,751,000       1,239
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar (Regd) - GDR             9,400         176
Companhia Cervejaria Brahma - ADR            21,900         248
Companhia Energetica de Minas
 Gerais SA - ADR                             23,547         491
Embratel Participacoes SA (a)            26,714,000         199
Forca E Luz (Cia Paul) NPV               15,747,000       1,014
Light Servicos de Eletricidade
 SA NPV                                   3,880,000         309
Light Servicos Eletricidade
 SA NPV (a)                               1,372,914         109
Makro Atacadista - GDR (a)                   60,000         623
Makro Atacadista SA - GDR                    60,800         631
Petroleo Brasileiro Petrobras
 SA - ADR                                    24,000         370
Sider Nacional cia NPV                    8,700,000         227
Souza Cruz NPV                               45,400         319
Tele Centro Sul Participacoes
 SA NPV (a)                              45,625,000         241
Tele Norte Leste Participacoes
 SA NPV                                  38,355,000         351
Telecomunicacoes Brasileiras
 NPV (a)                                 27,360,000           1
Telesp Celular Participacoes SA NPV      34,060,000         183
Telesp Participacoes SA NPV              39,612,000         510
Uniao de Bancos Brasileiros
 SA - (Units)                             7,170,000         324
Uniao de Bancos Brasileiros
 SA - GDR                                    14,900         359
White Martins SA NPV                        331,407         153
                                                     ----------
                                                          9,027
                                                     ----------

CHILE - 4.0%
Administradora de Fondos de Pensiones
 Provida SA - ADR                            17,470         384
Antofagasta Holdings PLC                    308,636       1,416
Banco BHIF - ADR                              4,700          68
Banco de A. Edwards Series A - ADR            7,800         113
Banco Santander Chile
 Series A - ADR                              16,400         254
Banco Santiago - ADR                         20,000         384
Chilectra SA - ADR                           14,300         302
Compania de Telecomunicaciones de
 Chile SA - ADR                              41,344       1,023
Distribucion y Servicio D&S
 SA - ADR                                   143,800       2,624
Embotelladora Andina SA - ADR Series A       62,900       1,258
Embotelladora Andina SA - ADR Series B       58,000         885
Embotelladora Arica SA ADR (a)               78,000         963
Enersis SA - ADR                             45,602       1,043
Gener SA - ADR                               64,897       1,152
Laboratorio Chile SA - ADR                   30,000         540
Maderas y Sinteticos SA - ADR               103,000       1,082
Quinenco SA                                 143,100       1,342
Sociedad Quimica Y Minera de Chile
 SA -ADR                                      5,500         194
                                                     ----------
                                                         15,027
                                                     ----------

CHINA - 2.0%
Beijing Datang Power Generation
 Company, Ltd.                            1,020,000         329
Beijing Enterprises Holdings, Ltd.          118,000         243
China Telecom (Hong Kong), Ltd. (a)         646,000       1,794
China Telecom (Hong Kong), Ltd. -
 ADR (a)                                     12,000         684


76 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                                       MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                         ----------  ----------

Guangdong Kelon Elec Holdings                               320,000         373
Huaneng Power International, Inc.
 Series N - ADR                                             145,500       2,492
Jiangsu Expressway Co., Ltd. Class H                      4,590,000         994
Jilin Chemical Industrial
 Company, Ltd. Class H                                    1,800,000         218
Yanzhou Coal Mining Co., Ltd.
 Series H                                                 1,270,000         454
Zhejiang Expressway Co., Ltd.
 Series H                                                   420,000          84
                                                                     ----------
                                                                          7,665
                                                                     ----------

COLOMBIA - 0.2%
Bancolombia SA - ADR                                        167,500         796
                                                                     ----------

CROATIA - 0.3%
Pliva d.d (a)                                                11,600         173
Pliva d.d. - GDR                                             65,600         984
                                                                     ----------
                                                                          1,157
                                                                     ----------

CZECH REPUBLIC - 0.7%
Central European Media
 Enterprises, Ltd. Class A (a)                               33,000         208
Ceske Radiokomunikace - GDR (a)                              10,000         349
Komercni Banka AS - ADR (a)                                  87,700         544
SPT Telecom AS (a)                                           40,700         660
SPT Telecom AS - GDR (a)                                     13,000         208
Tabak AS                                                      3,500         832
                                                                     ----------
                                                                          2,801
                                                                     ----------

ECUADOR - 0.1%
La Cement National - GDR (a)                                  3,700         266
La Cemento Nacional - GDR (a)                                   700          50
                                                                     ----------
                                                                            316
                                                                     ----------

EGYPT - 1.2%
Al-Ahram Beverages Co. S.A.E. (a)                             8,700         485
Al-Ahram Beverages Co. S.A.E.
 - GDR (a)                                                   40,000       1,115
Al-Ahram Beverages Co. S.A.E.
 - GDR (144A)(a)                                             14,765         415
Egyptian Mobile Phone Network (a)                            58,896       1,327
Orascom Construction (a)                                     27,000         364
Paints & Chemical Industry Co.
 - GDR (a)                                                   52,000         335
Paints & Chemical Industry Co.
 - GDR (144A)(a)                                             10,000          65
Suez Cement Co. (Regd) - GDR                                 31,900         456
                                                                     ----------
                                                                          4,562
                                                                     ----------

FRANCE - 0.0%
Elf Gabon SA                                                                 24
                                                                243  ----------

GREECE - 3.3%
Alpha Credit Bank SA (a)                                      3,003         193
Aluminum Co. of Greece Industrial
 and Commercial (Regd)                                       11,800         466
Athens Medical Center SA (Regd)                              11,310         282
Attica Enterprises SA                                        13,063         149
Bank Of Greece SA (a)                                         1,539         101
Chipita International SA                                      9,040         236
Commercial Bank of Greece (Regd)                             29,186       2,085
Credit Bank (Regd)                                           35,349       2,275
Hellenic Bottling Co. SA                                     23,847         575
Hellenic Telecommunication
 Organization SA - ADR                                        5,600          62
Hellenic Telecommunication
 Organization SA - GDR                                      119,082       2,548
Intracom SA                                                   8,414         542
National Bank of Greece (Regd)                               18,519       1,210
Panafon Hellenic Telecom SA (a)                               3,310          80
Piraeus Bank SA                                               6,870         198
STET Hellas Telecommunications
 SA - ADR (a)                                                 9,000         200
Titan Cement Co. SA                                          15,758       1,449
                                                                     ----------
                                                                         12,651
                                                                     ----------

HONG KONG - 0.8%
Chen Hsong Holding                                        1,900,000         323
China Merchants Holdings
 International Co. Ltd.                                     298,000         261
Cosco Pacific, Ltd.                                         200,000         166
Goldlion Holdings, Ltd.                                      76,000          12
New World Infrastructure, Ltd. (a)                        1,168,100       2,198
                                                                     ----------
                                                                          2,960
                                                                     ----------

HUNGARY - 3.0%
BorsodChem - GDR                                             42,000       1,019
BorsodChem Rt.                                               12,000         292
Gedeon Richter                                               10,500         456
Gedeon Richter, Ltd. - GDR                                   36,248       1,577
Magyar Olaj Es Gas                                           18,100         436
Magyar Tavkozlesi Rt - ADR                                   54,370       1,495
Magyar Tavkozlesi Rt. (Regd)                                281,576       1,521
Mol Magyar Olaj-Es Gazipari Rt. - GDR                       145,600       3,459
Mol Magyar Olay-Es Gazipari - GDR                            16,266         386
OTP Bank Rt.                                                 12,060         503
Synergon Information
 Systems, Ltd. - GDR (a)                                      3,000          35
                                                                     ----------
                                                                         11,179
                                                                     ----------

                                                        Emerging Markets Fund 77

EMERGING MARKETS FUND

                                                     JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                         NUMBER        VALUE
                                                           OF          (000)
                                                         SHARES          $
                                                       ----------   ----------

INDIA - 4.3%
Bajaj Auto, Ltd. - GDR                                     21,520          346
BSES, Ltd. (a)                                             22,800          225
BSES Ltd. - GDR (a)                                        27,000          266
Genesis India Investment Co. (a)                          640,030        6,586
Hindalco Industries, Ltd. - GDR                            17,000          327
ICICI, Ltd. - GDR (a)                                      22,000          228
Indo Gulf Corp., Ltd. - GDR (a)                            70,000           81
Indo Gulf Fertilizers
 & Chemicals - GDR (a)                                    200,000          220
Infosys Technologies, Ltd. - ADR                            3,200          185
ITC, Ltd. - GDR (a)                                        65,500        1,827
Larsen & Toubro, Ltd. - GDR                                32,250          489
Mahanagar Telephone Nigam, Ltd. - GDR                      92,100          790
Mahindra & Mahindra - GDR  (a)                             39,000          257
Perusahaan Persero Telekom - ADR                           93,528        1,163
Reliance Industries, Ltd. - GDS (a)                        69,711          697
State Bank of India - GDR                                  30,100          366
State Bank of India - GDR (a)                              40,000          486
Tata Engineering & Locomotive Co. -
 GDR (a)                                                   95,400          525
Videsh Sanchar Nigam Ltd. - GDR                           104,857        1,324
                                                                    ----------
                                                                        16,388
                                                                    ----------

INDONESIA - 1.7%
Freeport-McMoRan Copper &
 Gold, Inc. Class B                                        27,300          490
Gulf Indonesia Resources, Ltd. (a)                         82,400          948
Indah Kiat Pulp & Paper
 (Alien Market)(a)                                        334,000          154
Perusahaan Per Ind Sat Cor - ADR                           21,000          410
PT Astra International, Inc. (a)                          361,000          164
PT Bank Internasional Indonesia
 (Alien Market)(a)                                      5,965,000          172
PT Gudang Garam Tbk                                       320,000          864
PT Hanjaya Mandala Sampoerna (a)                          125,000          285
PT Indofood Sukses Makmur Tbk (a)                         255,000          346
PT Matahari Putra Prima Tbk (a)                         2,000,000          260
PT Ramayana Lestari Sentosa                             1,450,000        1,026
PT Unilever Indonesia                                      19,000          110
Semen Gresik                                              532,000        1,152
                                                                    ----------
                                                                         6,381
                                                                    ----------

ISRAEL - 2.3%
Bank Hapoalim, Ltd.                                       354,210          908
Bank Leumi Le-Israel                                      597,723        1,129
Bezeq Israeli Telecommunication
 Corp., Ltd. (a)                                          317,711        1,279
Clal Industries, Ltd.                                      21,200          169
Discount Investment Corp. (Regd)                            8,911          348
ECI Telecom, Ltd.                                          24,131          796
Elbit Systems, Ltd.                                        13,243          232
Israel Chemicals, Ltd.                                    143,324          175
Israel Discount Bank Series A (a)                         300,000          360
Koor Industries                                             4,707          543
Koor Industries, Ltd. - ADR                                25,000          584
Supersol, Ltd.                                            228,310          670
Tecnomatix Technologies, Ltd. (a)                          41,500          721
Teva Pharmaceutical
 Industries, Ltd. - ADR                                    17,820          878
                                                                    ----------
                                                                         8,792
                                                                    ----------

JORDAN - 0.3%
Arab Bank Group                                             3,510          994
Housing Bank (The)                                         42,000          129
                                                                    ----------
                                                                         1,123
                                                                    ----------

LEBANON - 0.2%
Solidere - GDR                                             70,000          620
                                                                    ----------

LUXEMBOURG - 0.4%
Millicom International Cellular SA (a)                     43,000        1,349
                                                                    ----------

MALAYSIA - 1.8%
Commerce Asset Holdings                                     4,000            9
Genting Berhad                                            178,000          610
Golden Hope Plantation                                    454,000          350
IJM Corp. Berhad                                          101,000           79
IOI Corporated Berhad                                      35,000           20
Lion Corp. Berhad                                           6,400            6
London & Pacific
 Insurance Co. Berhad                                       2,600            3
Malakoff Berhad                                             1,000            2
Malayan Banking Berhad                                    130,000          350
Malaysian International Shipping
 Corp. (Alien Market)                                     130,000          214
Malaysian Pacific                                         475,000        1,190
Malaysian Tobacco                                         243,000          319
Nestle Berhad                                              55,000          195
O.Y.L. Industries Berhad                                  104,800          253
Petronas Gas Berhad                                       198,000          421
Public Bank Berhad                                        311,000          212
Public Bank Berhad (Alien Market)                         229,000          215
Resorts World Berhad                                      230,000          487
RHB Captial Berhad (a)                                    177,000          205
Rothmans of Pall Mall (Malaysia) Berhad                    52,000          353
Shell Refining (Malaysia)                                 147,000          175
Sime Darby Berhad                                         417,000          491
Telekom Malaysia                                           87,000          292
Tenaga Nasional Berhad                                     83,000          172
YTL Corporation Berhad                                     55,000          104
                                                                    ----------
                                                                         6,727
                                                                    ----------

78  Emerging Markets Fund

EMERGING MARKETS FUND

                                      JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                            NUMBER        VALUE
                                              OF          (000)
                                            SHARES          $
                                           --------     -------

MEXICO - 12.2%
Alfa SA de CV Class A NPV                   141,200         586
Apasco SA de CV NPV                          28,000         183
Carso Global Telecom
 Series A1 NPV (a)                          324,000       2,051
Cemex SA de CV Class B NPV                  151,400         750
Cemex SA de CV NPV                          853,885       4,206
Cifra SA de CV Series C NPV (a)             667,500       1,222
Cifra SA de CV Series V NPV (a)             480,000         957
Compania Cervecerias Unidas
 SA - ADR                                    42,900       1,228
Controladora Comercial Mexicana
 SA de CV NPV                               804,500         839
Corporacion GEO SA de CV
 Series B NPV (a)                            41,000         174
Corporacion Interamericana de
 Entretenimiento SA
 Series B NPV (a)                           157,300         512
Cydsa SA Series A NPV                        87,000         125
Desc SA de CV Series C - ADR                 85,700       1,939
Desc Sociedad de Fomento Industrial SA
 de CV Series B NPV                         230,000         251
Empaques Ponderosa (a)                      381,000         275
Empresa Nacional de Electric - ADR           19,684         239
Fomento Economico Mexicano
 SA de CV                                   172,500         690
Fomento Economico Mexicano SA de CV
 Series B - ADR                              71,200       2,839
Grupo Carso Series A NPV (a)                301,500       1,397
Grupo Continental SA                        149,000         234
Grupo Financiero Banamex Accival SA de
 Series O (a)                               484,083       1,232
Grupo Financiero Bancomer SA de CV NPV
 Series O (a)                               519,839         188
Grupo Financiero Banorte
 SA de CV NPV (a)                           170,000         249
Grupo Industrial Bimbo
 SA de CV Series A NPV                      224,000         499
Grupo Industrial Durango
 SA de CV - ADR (a)                          17,250         184
Grupo Industrial Saltillo
 SA de CV NPV                               108,500         391
Grupo Mexico SA Series B NPV                108,000         459
Grupo Modelo SA Series C                    227,000         647
Grupo Television
 SA de CV - GDR (a)                          56,500       2,532
Hylsamex SA de CV Series B NPV (a)           25,000          77
Kimberly-Clark, Mexico
 Class A NPV                                814,500       3,351
Organizacion Soriana SA de CV Series B
 NPV                                         99,000         465
Panamerican Beverages, Inc. Class A         107,000       2,548
Seguros Comercial America
 NPV Series B (a)                            87,000         327
Telefonos de Mexico SA
 Series L - ADR                             138,277      11,175
Tubos de Acero de Mexico SA                  19,000         207
TV Azteca SA de CV - ADR (a)                159,700         828
                                                     ----------
                                                         46,056
                                                     ----------

NETHERLANDS - 0.1%
Ceteco Holding NV CVA (a)                    42,042         371
                                                     ----------

PAKISTAN - 0.0%
Adamjee Insurance                               820           1
Pakistan State Oil                           36,875          66
Pakistan Telecommunications Co., Ltd.
 - GDR                                        2,777          55
                                                     ----------
                                                            122
                                                     ----------

PANAMA - 0.3%
Banco Latinoamericano de Exportaciones       40,000       1,070
 SA Class E                                          ----------

PAPUA NEW GUINEA - 0.3%
Oil Search, Ltd. (Australia Regd)(a)        800,000       1,185
                                                     ----------

PERU - 1.1%
Cementos Norte Pacasmayo
 SA Series T                                285,841         350
Compania de Minas Buenaventura Series
 B - ADR                                     44,500         681
Credicorp, Ltd.                              23,200         255
Enrique Ferreyros                           344,046         226
Ferreyros SA - ADR                           14,260         175
Minas Buenaventura                            5,600          43
Minas Buenaventura Series B                  22,000         168
Telefonica Del Peru
 SA Class B - ADR                           146,238       2,211
                                                     ----------
                                                          4,109
                                                     ----------

PHILIPPINES - 2.5%
Ayala Corp.                                 840,600         276
Ayala Land, Inc.                          1,184,013         373
Bank of the Philippine Islands               39,800         142
Benpres Holdings Corp. (a)                  971,700         230
First Philippine Holdings Class B           695,560         786
Manila Electric Co. Class B                 667,200       2,401
Metropolitan Bank & Trust Co.                41,300         412
Philippine Commercial
 International Bank                          88,400         604

                                                        Emerging Markets Fund 79

EMERGING MARKETS FUND

                                      JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                          ---------  ----------

Philippine Long Distance
 Telephone Co.                                1,100          34
Philippine Long Distance
 Telephone Co. - ADR                        133,995       4,037
San Miguel Corp. Class B                     97,500         213
                                                     ----------
                                                          9,508
                                                     ----------

POLAND - 1.5%
Agora SA - GDR (a)                            9,157         107
Bank Handlowy W. Warszawie
 SA - GDR (a)                                18,250         285
Bank Handlowy W. Warszawie
 SA - GDR (144A)(a)                          22,495         357
Bank Slaski SA                                3,400         166
Bank Slaski SA w Katowicach (a)               5,870         287
Elektrim SA                                  67,401         953
Elektrim Spolka Akcyjna SA                   34,096         482
KGHM Polska Miedz SA - GDR (a)               13,390         179
Prokom Software SA - GDR (a)                 29,010         469
Softbank SA - GDR                             6,100         224
Telekomunikacja Polska SA
 Series A - GDR (a)                         190,870       1,337
WBK                                          83,100         487
Zywiec (a)                                    2,634         304
                                                     ----------
                                                          5,637
                                                     ----------

PORTUGAL - 0.5%
BPI-SGPS SA (a)                              23,068         484
Cimpor Cimentos de Portugal                   7,000         180
Electricidade de Portugal SA                 18,300         329
Mundial Confianca (a)                         5,500         217
Portugal Telecom SA                           8,560         348
Sonae Investimentos SA                        7,300         248
                                                     ----------
                                                          1,806
                                                     ----------

RUSSIA - 0.8%
Lukoil Oil Co. - ADR                         32,900       1,301
Surgutneftegaz - ADR                        138,900       1,102
Unified Energy Systems - GDR                 55,200         483
Vimpel-Communications - ADR (a)               3,350          78
                                                     ----------
                                                          2,964
                                                     ----------

SINGAPORE - 0.5%
Asia Pulp & Paper Co., Ltd. - ADR (a)        77,300         744
Datacraft Asia, Ltd. (a)                    250,000       1,090
                                                     ----------
                                                          1,834
                                                     ----------

SLOVAKIA - 0.0%
Slovakofarma AS                                             111
                                              2,200  ----------

SOUTH AFRICA - 7.8%
Amalgamated Banks of South Africa           219,400       1,242
Amalgamated Beverage
 Industries, Ltd.                            50,000         410
Anglo American PLC (a)                       41,100       1,921
AngloGold, Ltd.                              21,210         914
Ashanti Goldfields, Ltd. - ADR              214,219       1,486
Barlow, Ltd.                                 96,737         558
De Beers Centenary AG                        57,500       1,378
Dimension Data Holdings, Ltd. (a)           234,400       1,037
Fedsure Holdings, Ltd.                       28,800         301
FirstRand, Ltd.                             654,600         749
Forbes Group, Ltd.                          482,000       1,262
Imperial Holdings, Ltd. (a)                  43,400         432
Investec Group, Ltd.                          8,500         356
Iscor                                     1,949,600         611
JD Group, Ltd.                               61,600         377
Liberty International PLC (a)                24,639         163
Liberty Life Association of Africa           52,845         677
Lonrho Africa PLC                           437,204         317
Lonrho PLC                                  234,676       2,182
Metro Cash and Carry, Ltd. NPV              499,000         413
MIH, Ltd. NPV (a)                            10,000         264
Nampak, Ltd.                                 90,000         249
Nedcor, Ltd.                                 43,300         980
PepsiCo International, Inc. (a)               1,190          10
Real Africa Holdings, Ltd. (a)               90,400         180
Rembrandt Group, Ltd.                       305,400       2,546
Rustenberg Platinum Holdings, Ltd.           21,200         495
Sanlam, Ltd. (a)                          1,062,300       1,259
Sappi, Ltd.                                  76,300         559
Sasol NPV                                   425,663       3,037
South African Breweries PLC (a)             104,420         907
South African Breweries PLC (144A)(a)       140,000       1,229
Tongaat-Hulett Group, Ltd.                   68,000         416
Truworths International, Ltd.                   552           1
Wooltru, Ltd. Class N                       464,281         754
Woolworths Holdings, Ltd.                       892           1
                                                     ----------
                                                         29,673
                                                     ----------

SOUTH KOREA - 10.6%
Daewoo Corp.                                 65,000         295
Daewoo Heavy Industries                      46,000         160
Honam Petrochem Corp.                        20,500         478
Housing & Commercial Bank,
 Korea (a)                                   44,000       1,387
Housing & Commercial Bank,
 Korea - GDR (a)                             10,000         307
Hyundai Merchant Marine                      22,250         290
Kookmin Bank                                 79,500       1,614


80 Emerging Markets Fund

EMERGING MARKETS FUND

                                      JUNE 30, 1999 (UNAUDITED)

                                                      MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                        -----------  ----------

Korea Electric Power Corp.                   81,238       3,376
Korea Electric Power Corp. - ADR             82,800       1,697
Korea Telecom Corp.                          21,100       1,400
Korea Telecom Corp. - ADR (a)                29,640       1,186
LG Chemical, LTD.                            34,270         933
LG Electronics                               16,380         453
Medison Co.                                  61,540         978
Pohang Iron & Steel Co., Ltd.                25,121       3,018
Pohang Iron & Steel Co., Ltd. - ADR          19,900         669
S1 Corp.                                      4,223         814
S1 Corp. Rights (a)                             287          13
Samsung Co. (a)                              87,900       2,066
Samsung Display Devices Co.
 - GDR (a)                                   66,750         849
Samsung Electro-Mechanics Co.                12,300         425
Samsung Electronics                          76,372       8,379
Samsung Electronics Co. - GDR                16,396         874
Samsung Electronics, Ltd. - GDS              52,319       1,400
Samsung Fire & Marine Insurance                 500         352
Seoul City Gas Co., Ltd.                      5,000         160
Shin Han Bank                               141,500       1,589
Shinhan Bank - GDR (a)                       23,900         532
Sindo Ricoh Co.                                 151           8
SK Corp.                                     11,000         316
SK Telecom Co., Ltd. (a)                        219         115
SK Telecom Co., Ltd. - ADR                    3,100          53
SK Telecomm Co., Ltd.                           896       1,212
Ssangyong Oil Refining Co., Ltd.             69,440       1,800
Tae Young Corp.                              16,000         912
                                                     ----------
                                                         40,110
                                                     ----------

SRI LANKA - 0.1%
Aitken Spence & Co., Ltd.                    11,600          16
Ceylon Theatre                               13,660          38
Development Finance Corp. of Ceylon          97,221         134
Hayleys, Ltd.                                21,280          33
John Keells Holdings, Ltd.                   43,535          95
Keells Food Products, Ltd. (a)                8,707          19
National Development Bank, Ltd.               9,800          12
                                                     ----------
                                                            347
                                                     ----------

SWITZERLAND - 0.5%
Holderbank Financiere
 Glarus AG (BR)                               1,447       1,707
UBS AG 2000 Warrants (a)                      4,500         298
                                                     ----------
                                                          2,005
                                                     ----------

TAIWAN - 5.6%
Acer, Inc. - GDR (a)                        119,550       1,485
Advanced Semiconductor
 Engineering - GDR (a)                       15,000         338
Asia Cement Corp. - GDR (a)                 108,718         976
Asustek Computer, Inc. - GDR (Regd)         107,440       1,526
China Steel Corp. - GDR                     151,352       2,315
Delta Electronics PLC                        50,000         420
Evergreen Marine Corp. - GDR (a)             81,372       1,485
Fubon Insurance Co., Ltd. - GDR             139,480       1,691
ROC Taiwan Fund                              76,500         617
Siliconware Precision
 Industries Co. - GDR (a)                    92,659       1,232
Standard Foods Taiwan Ltd.
 (Regd) - GDR (a)                           180,742       1,080
Synnex Technolog
 International Corp.                         23,417         525
Synnex Technology International Corp.
 (Regd) - GDR                                79,560       1,782
Taiwan Semiconductor Manufacturing
 Co., Ltd. 2000 Warrants (a)                234,146       1,101
Taiwan Semiconductor Manufacturing
 Co., Ltd - ADR (a)                          94,340       3,208
Windbond Electronics Corp.
 - GDR (a)                                   37,900         421
Yageo Corp. - GDR (a)                       201,030         971
                                                     ----------
                                                         21,173
                                                     ----------

THAILAND - 2.3%
Advanced Information Services
 (Alien Market)(a)                           35,000         475
Ban Pu Coal (Alien Market)(a)                79,900         159
Bangkok Bank (Alien Market)(a)              581,000       2,174
Bangkok Expressway PLC
 (Alien Market)(a)                          248,000         170
BEC World PLC (Alien Market)                 69,939         436
Electricity Generating PLC
 (Alien Market)                             225,000         430
Grammy Entertainment PLC
 (Alien Market)                              42,000         147
Hana Microelectronic
 (Alien Market)(a)                          145,000         436
Jasmine International PLC
 (Alien Market)(a)                          700,000         494
National Petrochemical PLC
 (Alien Market)(a)                          410,000         378
PTT Exploration and Production PLC
 (Alien Market)(a)                           77,500         593
Siam Cement Co. (Alien Market)(a)            11,581         352
Siam City Cement PLC (a)                     45,000         185
TelecomAsia (Alien Market)(a)               200,000         202
Thai Farmers Bank (Alien Market)(a)         733,200       2,267
                                                     ----------
                                                          8,898
                                                     ----------

                                                        Emerging Markets Fund 81

EMERGING MARKETS FUND

                                      JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                           NUMBER      VALUE
                                             OF        (000)
                                           SHARES        $
                                          --------   ----------

TURKEY - 3.9%
Akbank                                   65,576,210         963
Aksigorta AS                              4,190,000         117
Arcelik (a)                               8,700,000         309
EGE Biracilik Ve Malt Sanayii             5,400,000         403
Ford Otomotiv Sanayi AS (a)              21,546,000         347
Haci Omer Sabanci Holding AS             54,810,490       1,221
Haci Omer Sabanci Holding AS - ADR (a)       32,100         174
Migros                                    2,759,240       3,432
Tupras                                    2,339,250         155
Turkiye Is Bankasi                       43,033,500         765
Yapi ve Kredi Bankasi AS                304,282,396       4,397
Yapi ve Kredi Bankasi AS Non Tradeable
 Receipts (a)                           165,628,215       2,393
                                                     ----------
                                                         14,676
                                                     ----------

UNITED KINGDOM - 0.4%
Genesis Smaller Companies Fund (a)          147,886       1,684
                                                     ----------

VENEZUELA - 0.9%
C.A. La Electricidad
 de Caracas - ADR                            34,459         680
Companhia Anonima Nacional Telefonos
 de Venezuela - ADR                          76,146       2,075
Electricidad de Caracas (Regd)                7,135           3
Mavesa SA - ADR                             151,875         494
Siderurgica Venezolana
 Sivensa - ADR                               65,833         197
Siderurgica Venezolana
 Sivensa - GDR                                5,984          20
                                                     ----------
                                                          3,469
                                                     ----------

ZIMBABWE - 0.1%
Delta Corp.                                 967,350         275
                                                     ----------

TOTAL COMMON STOCKS
(cost $293,725)                                         320,233
                                                     ----------

PREFERRED STOCKS - 7.4%
ARGENTINA - 0.4%
Quilmes Industrial Quinsa
 Societe - ADR                              122,200       1,513
                                                     ----------
BRAZIL - 6.7%
Banco Bradesco SA NPV                   136,418,000         693
Banco do Estado de Sao Paulo NPV         34,016,000       1,451
Banco Itau SA NPV                         3,116,418       1,602
Brasmotor SA NPV                         12,140,000         959
CIA Energetica De Minas Gerais           87,077,148       1,820
Companhia Energetica de Minas
 Gerais - ADR                                25,356         529
Companhia Paranaense
 de Energia - Copel                     157,282,000       1,262
Companhia Paranaense de Energia Copel
 Class B - ADR                               15,800         132
Companhia Paulista de
 Forca e Luz NPV                             60,090           4
Companhia Siderurgica de Tubarao         25,000,000         270
Companhia Vale Do Rio Doce
 Series A NPV                                59,200       1,164
Companmia Cervejaria Brahma NPV             758,000         428
Coteminas (Cia Tec) NPV                   6,075,105         508
Electrobras Series B NPV                  6,349,000         128
Eletropaulo Metropolitana NPV (a)        11,388,000         508
Embratel Participacoes SA - ADR              43,334         601
Embratel Participacoes SA NPV            12,591,500         175
Itausa Investimentos Itau SA              1,682,000         893
Marcopolo SA NPV                            521,000           1
Petro Ipiranga (cia) NPV                 73,261,000         538
Petroleo Brasileiro SA NPV               14,088,000       2,189
Tele Centro Sul Participacoes
 SA - ADR                                     5,700         316
Tele Centro Sul Participacoes
 SA NPV                                  64,487,000         710
Tele Norte Leste Participacoes
 SA - ADR                                    45,113         837
Tele Norte Leste Participacoes
 SA NPV                                  25,545,000         465
Tele Sudeste Celular Participacoes SA    51,957,000         295
Telecomunicacoes Brasileiras NPV          5,909,000         524
Telecomunicacoes de Sao Paulo
 SA (a)                                     113,697          12
Telecomunicacoes de Sao Paulo
 SA NPV                                  16,900,351       2,005
Telemig Celular SA Class C NPV (a)        3,825,489          34
Telesp Celular Participacoes SA NPV      17,818,176         187
Telesp Celular SA Class B NPV            33,122,841       1,648
Telesp Participacoes SA - ADR                18,200         416
Telesp Participacoes SA NPV              36,660,000         859
Usinas Siderurgicas de Minas
 Gerais SA NPV (a)                          221,100         744
Votorantim Celulose
 e Papel SA - ADR                        20,700,000         596
                                                     ----------
                                                         25,503
                                                     ----------
COLOMBIA - 0.0%
Gran Cadena de Almacenes
 Class B - ADR (a)                           38,320          48
                                                     ----------

PORTUGAL - 0.1%
Filmes Lusomundo-SGPS SA
                                             39,842         406
                                                     ----------

82 Emerging Markets Fund

EMERGING MARKETS FUND

                                      JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                            NUMBER     VALUE
                                              OF       (000)
                                            SHARES       $
                                           --------  ----------

RUSSIA - 0.1%
Lukoil Holding Oil Co. - ADR                 73,200         513
                                                     ----------
THAILAND - 0.1%
Siam Commercial Bank (a)                    180,000         256
                                                     ----------


TOTAL PREFERRED STOCKS
(cost $33,515)                                           28,239
                                                     ----------

                                       PRINCIPAL
                                        AMOUNT
                                         (000)
                                           $
                                      -----------
LONG-TERM INVESTMENTS - 0.2%
BRAZIL - 0.0%
Casa Anglo Series 2 (a)
 1.000% due 11/01/99 (conv.)
                                      BRL       3            22
                                                     ----------

INDONESIA - 0.0%
Modernland Realty (a)
 6.000% due 01/04/03 (conv.)
                                      IDR      30             6
                                                     ----------

SOUTH KOREA - 0.2%
Shinwon Corp.(a)
 0.500% due 12/31/99 (conv.)
                                      USD     520           655
                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $850)                                                 683
                                                     ----------

SHORT-TERM INVESTMENTS - 5.5%
UNITED STATES - 5.5%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)            20,927        20,927
                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,927)                                           20,927
                                                     ----------

TOTAL INVESTMENTS - 97.7%
(identified cost $349,017)                              370,082

OTHER ASSETS AND LIABILITIES,
NET - 2.3%                                                8,640
                                                     ----------

NET ASSETS - 100.0%                                     378,722
                                                     ==========


(a) Nonincome-producing security.
(b) At cost, which approximates market.

Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
GDS - Global Depository Share
NPV - No par Value
NV - Nonvoting
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
EUR - Euro dollar
GRD - Greek drachma
HKD - Hong Kong dollar
IDR - Indonesian rupiah
MXN - Mexican peso
SGD - Singapore dollar
USD - U.S. dollar
ZAR - South African rand



  See accompanying notes which are an integral part of the financial statements.


                                                        Emerging Markets Fund 83

EMERGING MARKETS FUND

                              JUNE 30, 1999 (UNAUDITED)

                                                MARKET
INDUSTRY                            % OF        VALUE
DIVERSIFICATION                     NET         (000)
(Unaudited)                        ASSETS         $
---------------------------      ---------    ---------

Auto & Transportation               1.4%          5,417
Consumer Discretionary              7.1          26,943
Consumer Staples                    8.2          31,137
Financial Services                 18.6          70,397
Health Care                         1.2           4,644
Integrated Oils                     2.5           9,419
Materials & Processing             13.4          50,654
Miscellaneous                       3.8          14,339
Other Energy                        3.9          14,764
Producer Durables                   4.6          17,554
Technology                          5.7          21,478
Utilities                          21.6          81,726
Short-Term Investments              5.5          20,927
Long-Term Investments               0.2             683
                                 ---------    ---------

Total Investments                  97.7         370,082
Other Assets and
 Liabilities, Net                   2.3           8,640
                                 ---------    ---------


NET ASSETS                          100%        378,722
                                 =========    =========

                                               MARKET
                                   % OF         VALUE
GEOGRAPHIC DIVERSIFICATION         NET          (000)
(Unaudited)                       ASSETS          $
---------------------------      --------     ---------

Latin America                      31.4%        118,907
Pacific Basin                      28.6         108,333
Europe                             11.3          42,764
Middle East                        11.1          42,068
Africa                              9.1          34,508
Other                               0.5           1,892
Short-Term Investments              5.5          20,927
Long-Term Investments               0.2             683
                                 --------     ---------

Total Investments                  97.7         370,082
Other Assets and Liabilities, Net   2.3           8,640
                                 --------     ---------

NET ASSETS                         100.0%       378,722
                                 =========    =========

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

 SOLD CONTRACTS       BOUGHT IN                            UNREALIZED
   TO DELIVER         EXCHANGE                            APPRECIATION
      OUT               FOR            SETTLEMENT        (DEPRECIATION)
     (000)             (000)              DATE               (000)
--------------    --------------       ---------         -------------
USD         50    ARS         50        07/01/99         $          --
USD        156    HKD      1,209        07/02/99                    --
USD         78    IDR    520,950        07/02/99                    (3)
USD        293    ZAR      1,775        07/01/99                     1
USD         56    ZAR        339        07/06/99                    --
BRL         30    USD         17        07/01/99                    --
EUR         97    USD        100        07/01/99                    --
GRD     89,371    USD        283        07/01/99                    --
GRD      6,272    USD         20        07/01/99                    --
HKD        346    USD         45        07/02/99                    --
IDR      1,944    USD          1        07/01/99                    --
MXN        182    USD         19        07/01/99                    --
MXN      1,344    USD        142        07/01/99                    --
SGD          3    USD          2        07/01/99                    --
ZAR2        36    USD         39        07/01/99                    --
                                                         -------------

                                                         $          (2)
                                                         =============

See accompanying notes which are an integral part of the financial statements.


84  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                   JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $349,017)  .........................................   $    370,082
Cash ......................................................................................          7,854
Foreign currency holdings (identified cost $4,010)  .......................................          3,991
Foreign currency exchange spot contracts (cost $1,301)  ...................................          1,299
Receivables:
 Dividends and interest ...................................................................          1,350
 Investments sold .........................................................................          4,100
 Fund shares sold .........................................................................            712
                                                                                              ------------
   Total Assets ...........................................................................        389,388

LIABILITIES
Payables:
 Investments purchased ................................................   $      7,482
 Fund shares redeemed .................................................          1,155
 Accrued fees to affiliates ...........................................            600
 Other accrued expenses ...............................................            128
Foreign currency exchange spot contracts (cost $1,301)  ...............          1,301
                                                                          ------------
   Total Liabilities ......................................................................         10,666
                                                                                              ------------

NET ASSETS ................................................................................   $    378,722
                                                                                              ============
NET ASSETS CONSIST OF:
Undistributed net investment income .......................................................   $        690
Accumulated net realized gain (loss)  .....................................................        (82,095)
Unrealized appreciation (depreciation) on:
 Investments ..............................................................................         21,065
 Foreign currency-related transactions ....................................................            (87)
Shares of beneficial interest .............................................................            364
Additional paid-in capital ................................................................        438,785
                                                                                              ------------

NET ASSETS ................................................................................   $    378,722
                                                                                              ============
NET ASSET VALUE, offering and redemption price per share:
 Class C ($500,452 divided by 48,330 shares of $.01 par value
   shares of beneficial interest outstanding)  ............................................   $      10.35
                                                                                              ============
 Class E ($5,001,439 divided by 481,607 shares of $.01 par
   value shares of beneficial interest outstanding)  ......................................   $      10.38
                                                                                              ============
 Class S ($373,219,955 divided by 35,906,567 shares of $.01 par
   value shares of beneficial interest outstanding)  ......................................   $      10.39
                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 85

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands         FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends ..............................................................................    $       4,972
 Dividends from Money Market Fund .......................................................              395
 Interest ...............................................................................               46
 Less foreign taxes withheld ............................................................             (408)
                                                                                             -------------
   Total Investment Income ..............................................................            5,005

EXPENSES
 Advisory fees .........................................................   $   1,866
 Administrative fees ...................................................          82
 Custodian fees ........................................................         423
 Distribution fees - Class C ...........................................           1
 Transfer agent fees ...................................................         613
 Professional fees .....................................................          32
 Registration fees - Class S ...........................................          35
 Shareholder servicing fees - Class E ..................................           1
 Trustees' fees ........................................................           3
 Miscellaneous .........................................................          35
                                                                           ---------
   Total Expenses .......................................................................            3,091
                                                                                             -------------
Net investment income ...................................................................            1,914
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...........................................................      (9,857)
 Foreign currency-related transactions .................................      (1,310)              (11,167)
                                                                           ---------
Net change in unrealized appreciation (depreciation) on:
 Investments ...........................................................      82,067
 Foreign currency-related transactions .................................         (83)               81,984
                                                                           ---------         -------------
Net realized and unrealized gain (loss) .................................................           70,817
                                                                                             -------------
Net increase (decrease) in net assets resulting from operations .........................    $      72,731
                                                                                             =============

See accompanying notes which are an integral part of the financial statements.

86 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands
                                                                          FOR THE SIX MONTHS      FOR THE YEAR
                                                                         ENDED JUNE 30, 1999          ENDED
                                                                             (UNAUDITED)        DECEMBER 31, 1998
                                                                         ------------------     ------------------
OPERATIONS
 Net investment income ................................................  $            1,914     $            4,050
 Net realized gain (loss)  ............................................             (11,167)               (57,573)
 Net change in unrealized appreciation (depreciation)  ................              81,984                (57,066)
                                                                         ------------------     ------------------

   Net increase (decrease) in net assets
   resulting from operations ..........................................              72,731               (110,589)
                                                                         ------------------     ------------------
DISTRIBUTIONS
 From net investment income
   Class S ............................................................              (1,719)                (2,472)
                                                                         ------------------     ------------------

     Net decrease from distributions ..................................              (1,719)                (2,472)
                                                                         ------------------     ------------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions .........................................................              13,322                 74,397
                                                                         ------------------     ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................              84,334                (38,664)

NET ASSETS
 Beginning of period ..................................................             294,388                333,052
                                                                         ------------------     ------------------
 End of period (including undistributed net investment income of
   $690 and $495, respectively)  ......................................  $          378,722     $          294,388
                                                                         ==================     ==================

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  87

Emerging Markets Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                     1999*
                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................   $     8.07
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ....................................          .02
 Net realized and unrealized gain (loss) on investments ........         2.31
                                                                   ----------

   Total Income From Investment Operations .....................         2.33
                                                                   ----------
DISTRIBUTIONS
 From net investment income ....................................         (.05)
                                                                   ----------

NET ASSET VALUE, END OF PERIOD .................................   $    10.35
                                                                   ==========

TOTAL RETURN (%)(a) ............................................        29.01

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ....................          501

 Ratios to average net assets (%)(b):
   Operating expenses ..........................................         2.93
   Net investment income .......................................          .47

 Portfolio turnover rate (%)(b)  ...............................       112.76

* For the period January 27, 1999 (commencement of operations) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.

88  Emerging Markets Fund

Emerging Markets Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              1999*       1998
                                                            ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $    8.48   $  7.37
                                                            ---------   -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d) ............................           .06      (.02)
 Net realized and unrealized gain (loss) on investments          1.89      1.13
                                                            ---------   -------

   Total Income From Investment Operations ............          1.95      1.11
                                                            ---------   -------
DISTRIBUTIONS
 From net investment income ...........................          (.05)       --
                                                            ---------   -------

NET ASSET VALUE, END OF PERIOD ........................     $   10.38   $  8.48
                                                            =========   =======

TOTAL RETURN (%)(a) ...................................         23.11     15.06

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ...........         5,001        39

 Ratios to average net assets (%)(b)(c):
   Operating expenses .................................          2.20        --
   Net investment income ..............................          1.30        --

 Portfolio turnover rate (%)(b) .......................        112.76     59.35

*   For the six months ended June 30, 1999 (Unaudited).
**  For the period September 22, 1998 (commencement of operations) to
    December 31, 1998.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) These ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.
(d) Average month-end shares outstanding were used for this calculation.

                                                       Emerging Markets Fund 89

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------------------------
                                                1999*        1998          1997          1996          1995           1994
                                             ---------    ----------     ---------     ---------     ---------      ---------
NET ASSET VALUE,
BEGINNING OF PERIOD .....................    $    8.48    $    11.79     $   12.35     $   11.16     $   12.25      $   13.90
                                             ---------    ----------     ---------     ---------     ---------      ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)  .............          .05           .12           .14           .10           .11            .15
 Net realized and unrealized gain
   (loss) on investments ................         1.91         (3.35)         (.56)         1.26         (1.12)         (1.24)
                                             ---------    ----------     ---------     ---------     ---------      ---------
   Total Income From Investment
   Operations ...........................         1.96         (3.23)         (.42)         1.36         (1.01)         (1.09)
                                             ---------    ----------     ---------     ---------     ---------      ---------
DISTRIBUTIONS
 From net investment income .............         (.05)         (.08)         (.14)         (.17)         (.05)          (.20)
 From net realized
   gain on investments ..................           --            --            --            --          (.03)          (.36)
                                             ---------    ----------     ---------     ---------     ---------      ---------

   Total Distributions ..................         (.05)         (.08)         (.14)         (.17)         (.08)          (.56)
                                             ---------    ----------     ---------     ---------     ---------      ---------

NET ASSET VALUE, END OF PERIOD ..........    $   10.39    $     8.48     $   11.79     $   12.35     $   11.16      $   12.25
                                             =========    ==========     =========     =========     =========      =========

TOTAL RETURN (%)(a)(c) ..................        23.24        (27.57)        (3.45)        12.26         (8.21)         (5.83)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 ($ in thousands) ........................     373,220       294,349       333,052       271,490       172,673        127,271

 Ratios to average net assets
   (%)(b)(c):
   Operating expenses, net ..............         1.89          1.75          1.64          1.71          1.75            .80
   Operating expenses, gross ............         1.89          1.75          1.64          1.72          1.80            .83
   Net investment income ................         1.17          1.20           .87           .77           .88           1.10

 Portfolio turnover rate (%)(b)  ........       112.76         59.35         50.60         34.62         71.16          57.47

*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(d) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

90 Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                       NUMBER         VALUE
                                                         OF           (000)
                                                       SHARES           $
                                                     ----------     ----------
COMMON STOCKS (B) - 95.8%
APARTMENTS - 18.6%
Apartment Investment &
 Management Co. Class A                                690,415          29,515
Archstone Communities Trust                            402,424           8,828
Avalonbay Communities, Inc.                            798,030          29,527
Brookfield Properties Corp.                            195,300           2,539
Camden Property Trust                                  235,429           6,533
Equity Residential Properties Trust                    268,538          12,101
Essex Property Trust, Inc.                             222,000           7,853
Post Properties, Inc.                                  207,346           8,501
Smith (Charles E.) Residential
 Realty, Inc.                                          383,750          13,024
Summit Properties, Inc.                                160,600           3,172
                                                                    ----------
                                                                       121,593
                                                                    ----------

HEALTH CARE - 5.0%
American Retirement Corp. (a)                          238,700           2,984
HCR Manor Care, Inc. (a)                               397,400           9,612
Health Care Property Investors, Inc.                   307,700           8,885
Nationwide Health Properties, Inc.                     587,000          11,190
                                                                    ----------
                                                                        32,671
                                                                    ----------

HOTELS/LEISURE - 8.2%
FelCor Lodging Trust, Inc.                             141,150           2,929
Golf Trust of America, Inc.                             56,300           1,376
Hospitality Properties Trust                           172,600           4,682
Host Marriott Corp.                                    120,100           1,426
Interstate Hotels Corp. (a)                              1,617               7
Marriot International, Inc. Class A                    272,700          10,192
RFS Hotel Investors, Inc.                               17,300             217
Starwood Hotels & Resorts
 Worldwide, Inc.                                     1,036,800          31,687
Wyndham International, Inc.
 Class A (a)                                           202,000             859
                                                                    ----------
                                                                        53,375
                                                                    ----------

LEASING - 0.3%
Entertainment Properties Trust                          79,800           1,406
Prison Realty Corp.                                     80,200             787
                                                                    ----------
                                                                         2,193
                                                                    ----------

OFFICE/INDUSTRIAL - 39.5%
AMB Property Corp.                                   1,075,000          25,263
Arden Realty Group, Inc.                               893,650          22,006
Boston Properties, Inc.                                161,050           5,778
Cabot Industrial Trust                                 113,900           2,420
CarrAmerica Realty Corp.                               195,100           4,878
Catellus Development Corp. (a)                         238,700           3,700
Cornerstone Properties, Inc.                           313,300           4,974
Cousins Properties, Inc.                               238,300           8,058
Crescent Operating, Inc. (a)                            47,900             326
Crescent Real Estate Equities, Inc.                    188,200           4,470
Duke Realty Investments, Inc.                           84,550           1,908
Equity Office Properties Trust                       1,042,548          26,714
First Industrial Realty Trust, Inc.                    285,800           7,842
Highwoods Properties, Inc.                             813,500          22,320
Kilroy Realty Corp.                                    166,600           4,061
Liberty Property Trust                                 183,900           4,575
Mack-Cali Realty Corp.                                 899,250          27,820
Prentiss Properties Trust                              114,800           2,698
ProLogis Trust                                         938,618          19,007
PS Business Parks, Inc.                                235,800           5,748
Reckson Associates Realty Corp.                        500,400          11,759
Reckson Services Industries, Inc. (a)                  322,600           4,879
SL Green Realty Corp.                                  333,600           6,818
Spieker Properties, Inc.                               566,600          22,026
TriNet Corporate Realty Trust, Inc.                     40,700           1,127
Trizec Hahn Corp.                                      170,200           3,468
Weeks Corp.                                            107,550           3,280
                                                                    ----------
                                                                       257,923
                                                                    ----------

OUTLET CENTERS - 0.6%
Prime Retail, Inc.                                     192,700           1,674
Tanger Factory Outlet Centers, Inc.                     85,500           2,223
                                                                    ----------
                                                                         3,897
                                                                    ----------

REGIONAL MALLS - 9.1%
General Growth Properties, Inc.                        389,300          13,820
J.P. Realty, Inc.                                       60,100           1,236
Macerich Co. (The)                                     481,100          12,629
Rouse Co. (The)                                        420,700          10,675
Simon Property Group, Inc.                             613,850          15,576
Taubman Centers, Inc.                                  224,900           2,966
Urban Shopping Centers, Inc.                            65,800           2,073
                                                                    ----------
                                                                        58,975
                                                                    ----------

SELF STORAGE - 3.2%
Public Storage, Inc.                                   639,656          17,910
Shurgard Storage Centers, Inc.
 Class A                                               110,500           2,998
                                                                    ----------
                                                                        20,908
                                                                    ----------

SHOPPING CENTERS - 11.3%
Bradley Real Estate, Inc.                              220,500           4,575
Developers Diversified Realty Corp.                    443,700           7,377
Glimcher Realty Trust                                  156,600           2,545
Kimco Realty Corp.                                     482,300          18,870
Kranzco Realty Trust                                    21,900             290


92  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                      JUNE 30, 1999 (UNAUDITED)


                                                                      MARKET
                                                      NUMBER          VALUE
                                                        OF            (000)
                                                      SHARES            $
                                                    ----------      ----------

Philips International Realty Corp.                      98,100           1,655
Regency Realty Corp.                                   116,800           2,562
Vornado Realty Trust                                 1,022,600          36,111
                                                                    ----------
                                                                        73,985
                                                                    ----------

TOTAL COMMON STOCKS
(cost $596,090)                                                        625,520
                                                                    ----------

                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                         $
                                                    ----------
SHORT-TERM INVESTMENTS - 3.6%
Frank Russell Investment Company
 Money Market Fund,                                     23,743          23,743
 due on demand (c)                                                  ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,743)                                                          23,743
                                                                    ----------

TOTAL INVESTMENTS - 99.4%
(identified cost $619,833)                                             649,263

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                               3,624
                                                                    ----------

NET ASSETS - 100.0%                                                    652,887
                                                                    ==========


(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
     American Retirement Corp.
     Crescent Operating, Inc.
     HCR Manor Care, Inc.
     Interstate Hotels Corp.
     Marriot International, Inc. Class A
     Reckson Services Industries, Inc.
     Rouse Co. (The)
     Starwood Hotels & Resorts Worldwide, Inc.
     Trizec Hahn Corp.
     Wyndham International, Inc. Class A
(c) At cost, which approximates market.


  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 93

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $619,833)  ............... $     649,263
Receivables:
 Dividends ......................................................         3,563
 Investments sold ...............................................         1,172
 Fund shares sold ...............................................         1,519
                                                                  -------------

   Total Assets .................................................       655,517

LIABILITIES
Payables:
 Investments purchased ........................... $         556
 Fund shares redeemed ............................         1,390
 Accrued fees to affiliates ......................           668
 Other accrued expenses ..........................            16
                                                   -------------

   Total Liabilities ............................................         2,630
                                                                  -------------

NET ASSETS ......................................................      $652,887
                                                                  =============


NET ASSETS CONSIST OF:
Undistributed net investment income ............................. $       7,561
Accumulated distributions in excess of net realized gain ........       (14,802)
Unrealized appreciation (depreciation) on investments ...........        29,430
Shares of beneficial interest ...................................           254
Additional paid-in capital ......................................       630,444
                                                                  -------------

NET ASSETS ...................................................... $     652,887
                                                                  =============

NET ASSET VALUE, offering and redemption price per share:
 Class C ($896,794 divided by 35,217 shares of $.01 par value
   shares of beneficial interest outstanding) ................... $       25.46
                                                                  =============
 Class E ($5,767,067 divided by 225,316 shares of $.01 par
   value shares of beneficial interest outstanding) ............. $       25.60
                                                                  =============
 Class S ($646,223,217 divided by 25,111,761 shares of $.01 par
   value shares of beneficial interest outstanding) ............. $       25.73
                                                                  =============


See accompanying notes which are an integral part of the financial statements.


94  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Dividends ......................................................     $  17,825
 Dividends from Money Market Fund ...............................           728
                                                                      ---------

   Total Investment Income ......................................        18,553

EXPENSES
 Advisory fees ...................................    $     2,424
 Administrative fees .............................            153
 Custodian fees ..................................            104
 Distribution fees - Class C .....................              1
 Transfer agent fees .............................            676
 Professional fees ...............................             20
 Registration fees - Class S .....................             46
 Shareholder servicing fees - Class E ............              3
 Trustees' fees ..................................              3
 Miscellaneous ...................................             29
                                                     ------------

   Total Expenses ................................................        3,459
                                                                       --------

Net investment income ............................................       15,094
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ..........................      (12,322)
Net change in unrealized appreciation (depreciation) on
  investments ....................................................       41,197
                                                                       --------

Net realized and unrealized gain (loss)  .........................       28,875
                                                                       --------

Net increase (decrease) in net assets resulting from operations ..     $ 43,969
                                                                       ========


  See accompanying notes which are an integral part of the financial statements.


                                                 Real Estate Securities Fund  95

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                     FOR THE SIX MONTHS      FOR THE YEAR
                                                     ENDED JUNE 30, 1999         ENDED
                                                         (UNAUDITED)       DECEMBER 31, 1998
                                                     -------------------  -------------------
OPERATIONS
 Net investment income ...........................   $            15,094   $           30,253
 Net realized gain (loss) ........................               (12,322)              (1,281)
 Net change in unrealized appreciation
   (depreciation) ................................                41,197             (137,901)
                                                               ---------            ---------
   Net increase (decrease) in net assets
     resulting from operations ...................                43,969             (108,929)
                                                               ---------            ---------
DISTRIBUTIONS
 From net investment income
   Class C .......................................                    (4)                  --
   Class E .......................................                   (13)                 (26)
   Class S .......................................               (10,828)             (26,915)
 From net realized gain on investments
   Class E .......................................                    --                   (5)
   Class S .......................................                    --               (7,019)
 In excess of net realized gain on investments
   Class E .......................................                    --                   (2)
   Class S .......................................                    --               (2,469)
                                                               ---------            ---------

     Net decrease from distributions .............               (10,845)             (36,436)
                                                               ---------            ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
   transactions ..................................                42,594              106,663
                                                               ---------            ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......                75,718              (38,702)

NET ASSETS
 Beginning of period .............................               577,169              615,871
                                                               ---------            ---------
 End of period (including undistributed net
   investment income of $7,561 and $3,312,
   respectively) .................................   $           652,887   $          577,169
                                                               =========            =========

See accompanying notes which are an integral part of the financial statements.

96 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD ............................... $    24.13
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ........................................        .44
 Net realized and unrealized gain (loss) on investments ............       1.31
                                                                     ----------

   Total Income From Investment Operations .........................       1.75
                                                                     ----------

DISTRIBUTIONS
 From net investment income ........................................       (.42)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD ..................................... $    25.46
                                                                     ==========

TOTAL RETURN (%)(a)  ...............................................       7.45

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .......................        897

 Ratios to average net assets (%)(b):
   Operating expenses ..............................................       2.16
   Net investment income ...........................................       4.55

 Portfolio turnover rate (%)(b)  ...................................      40.63



* For the period January 27, 1999 (commmencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.




                                                  Real Estate Securities Fund 97

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                 YEARS ENDED DECEMBER 31,
                                               ---------------------------
                                            1999*      1998      1997    1996**
                                          -------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .... $  24.27  $  31.02  $ 29.18  $  26.67
                                          --------  --------  -------  --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c) ..............      .50      1.26     1.14       .24
 Net realized and unrealized gain (loss)
   on investments .......................     1.20     (6.12)    3.95      3.85
                                          --------  --------  -------  --------

   Total Income From Investment
   Operations ...........................     1.70     (4.86)    5.09      4.09
                                          --------  --------  -------  --------

DISTRIBUTIONS
 From net investment income .............     (.37)    (1.43)   (1.04)     (.32)
 From net realized gain on investments ..        -      (.46)   (2.21)    (1.26)
                                          --------  --------  -------  --------

   Total Distributions ..................     (.37)    (1.89)   (3.25)    (1.58)
                                          --------  --------  -------  --------

NET ASSET VALUE, END OF PERIOD .......... $  25.60  $  24.27  $ 31.02  $  29.18
                                          ========  ========  =======  ========

TOTAL RETURN (%)(a) .....................     7.15    (16.25)   18.20     15.75

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in
   thousands) ...........................    5,767       843      388       101

 Ratios to average net assets (%)(b):
   Operating expenses ...................     1.41      1.47     1.71      1.77
   Net investment income ................     4.36      4.90     3.94      5.31

 Portfolio turnover rate (%)(b) .........    40.63     42.58    49.40     51.75


 *  For the six months ended June 30, 1999 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1996 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


98  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.




                                                                                       YEARS ENDED DECEMBER 31,
                                                                      ----------------------------------------------------------
                                                             1999*       1998        1997        1996        1995        1994
                                                          ---------   ---------   ---------   ---------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $   24.44   $   30.86   $   29.19   $   23.51   $   22.53   $    22.76
                                                          ---------   ---------   ---------   ---------   ---------   ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ............................        .61        1.34        1.36        1.39        1.32         1.25
 Net realized and unrealized gain (loss) on investments        1.12       (6.13)       3.93        6.89        1.03          .40
                                                          ---------   ---------   ---------   ---------   ---------   ----------

   Total Income From Investment Operations .............       1.73       (4.79)       5.29        8.28        2.35         1.65
                                                          ---------   ---------   ---------   ---------   ---------   ----------
DISTRIBUTIONS
 From net investment income ............................       (.44)      (1.17)      (1.41)      (1.34)      (1.35)       (1.23)
 From net realized gain on investments .................         --        (.46)      (2.21)      (1.26)         --         (.65)
 Tax return of capital .................................         --          --          --          --        (.02)          --
                                                          ---------   ---------   ---------   ---------   ---------   ----------

   Total Distributions .................................       (.44)      (1.63)      (3.62)      (2.60)      (1.37)       (1.88)
                                                          ---------   ---------   ---------   ---------   ---------   ----------

NET ASSET VALUE, END OF PERIOD .........................  $   25.73   $   24.44   $   30.86   $   29.19   $   23.51   $    22.53
                                                          =========   =========   =========   =========   =========   ==========
TOTAL RETURN (%)(a)  ...................................       7.25      (15.94)      18.99       36.81       10.87         7.24
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ...........    646,223     576,326     615,483     445,619     290,990      209,208
 Ratios to average net assets (%)(b):
   Operating expenses ..................................       1.13        1.05        1.02        1.04        1.04         1.05
   Net investment income ...............................       4.95        4.93        4.57        5.64        6.10         5.65
 Portfolio turnover rate (%)(b)  .......................      40.63       42.58       49.40       51.75       23.49        45.84


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                 Real Estate Securities Fund  99

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      JUNE 30, 1999 (UNAUDITED)


                                                         Principal      Market
                                                          Amount        Value
                                                           (000)        (000)
                                                             $            $
                                                         ----------   --------
FIXED INCOME INVESTMENTS - 93.8%
ASSET-BACKED SECURITIES - 32.0%
ABFS Equipment Contract Trust
 6.100% due 10/15/05                                          610         610
American Express Credit Account Master
 Trust
 Series 1997-1, Class A
 6.400% due 04/15/05                                        7,500       7,526
Amresco Residential Securities
 Mortgage Loan Trust
 Step Up Bond
 Series 1998-2 Class B1A
 6.070% due 06/25/28 (b)                                    2,000       1,872
Arcadia Automobile
 Receivables Trust
 Series 1998-B Class A3
 5.950% due 11/15/02                                        1,000       1,002
 Series 1998-C Class A3
 5.670% due 08/15/06                                        1,400       1,372
Banc One Auto Grantor Trust
 Series 1997-A Class A
 6.270% due 11/20/03                                        2,828       2,845
Banc One Credit Card Master Trust
 Series 1995-A Class A
 6.150% due 07/15/02                                        1,400       1,406
Barnett Auto Trust
 Series 1997-A Class A3
 6.030% due 11/15/01                                        1,935       1,940
California Infrastructure PG&E
 Series 1997-1 Class A3
 6.150% due 06/25/02                                        1,600       1,603
Captec Franchise Trust
 Series 1999-1 Class A1
 6.504% due 05/25/05 (b)                                    1,481       1,471
Case Equipment Loan Trust
 Series 1997-B Class C
 6.410% due 09/15/04                                          127         127
Chase Manhattan Auto Owner Trust
 Series 1998-B Class A4
 5.800% due 02/17/03                                        2,000       1,986
Chase Manhattan Credit
 Card Master Trust
 Series 1996-3 Class A
 7.040% due 02/15/05                                       10,000      10,134
Chemical Master Credit Card Trust I
 Series 1996-1 Class A
 5.550% due 09/15/03                                        8,000       7,952
Chevy Chase Auto Receivables Trust
 Series 1996-2 Class A
 5.900% due 07/15/03                                          722         722
 Series 1997-1 Class A
 6.500% due 10/15/03                                        1,121       1,129
 Series 1997-2 Class A
 6.350% due 01/15/04                                          369         371
 Series 1997-3 Class A
 6.200% due 03/20/04 (b)                                      728         731
Citibank Credit Card Master Trust I
 6.550% due 02/15/04                                       11,500      11,579
Copelco Capital Funding Corp.
 Series 1997-A Class A3
 6.270% due 04/20/05                                          859         861
 Series 1999-A Class A2
 5.500% due 03/15/01                                        1,400       1,395
 Series 1999-A Class A3
 5.665% due 03/15/02                                          750         742
 Series 1999-A Class A5
 5.950% due 06/15/04                                        1,250       1,227
Cox Enterprises, Inc.
 6.250% due 08/26/99                                        2,400       2,403
Dayton Hudson Credit
 Card Master Trust
 Series 1997-1 Class A
 6.250% due 08/25/05                                          800         793
Delta Funding Home
 Equity Loan Trust
 Series 1998-1 Class A2A
 5.130% due 05/25/30 (b)                                      310         310
Discover Card Master Trust I
 Series 1999-1 Class B
 5.550% due 08/15/04 (b)                                      650         635
 Series 1994-2, Class A
 5.340% due 10/16/04 (b)                                    3,000       3,011
EQCC Home Equity Loan Trust
 Series 1998-1 Class A3F
 6.225% due 12/15/12                                          900         897
First Security Auto Grantor Trust
 Series 1997-A, Class A
 6.300% due 08/15/03                                          543         546
First Security Automobile
 Owner Trust
 Series 1999-2 Class A3
 6.000% due 10/15/03                                        1,750       1,741
First USA Credit Card Master Trust
 Series 1997-6 Class A
 6.420% due 03/17/05                                        1,375       1,381

100  Short Term Bond Fund

SHORT TERM BOND FUND

                                                      JUNE 30, 1999 (UNAUDITED)


                                        Principal      Market
                                         Amount        Value
                                          (000)        (000)
                                            $            $
                                        ----------   --------
FMAC Loan Receivables Trust
 Series 1998-CA Class A1
 5.990% due 11/15/04                         754         732
Franchise Loan Trust
 Series 1998-I Class A1
 6.240% due 07/15/04                         706         689
Green Tree Financial Corp.
 Series 1998-6 Class A2
 5.910% due 01/01/07                         905         906
 Series 1998-1 Class A3
 5.950% due 04/01/13                       1,250       1,249
Green Tree Home Improvement
 Loan Trust
 Series 1997-A Class HIA3
 7.050% due 08/15/23                       1,080       1,090
 Series 1998-D Class HIA4
 6.200% due 06/15/29                       1,125       1,114
Green Tree Recreational, Equipment &
 Consumer Loan Trust
 Series 1998-C Class A4
 6.170% due 02/15/11                       1,000         992
 Series 1997-C Class A1
 6.490% due 02/15/18                         700         689
Greenpoint Manufactured Housing
 Series 1999-1 Class A2
 6.010% due 08/15/15                       1,000         985
IMC Home Equity Loan Trust
 Series 1998-1 Class A3
 6.410% due 04/20/18                       1,050       1,043
Nationsbank Credit Card Master Trust
 Series 1995-1 Class A
 6.450% due 04/15/03                       8,150       8,209
Navistar Financial Corp. Owner Trust
 Series 1999-A Class A3
 5.950% due 04/15/03                       1,675       1,661
Newcourt Equipment Trust Securities
 Series 1998-2 Class A3
 5.450% due 10/15/02                         600         597
 Series 1998-1 Class A3
 5.240% due 12/20/02                       1,375       1,365
 Series 1998-2 Class D
 7.210% due 09/15/07 (b)                     700         695
NPF VI Inc.
 Series 1998-1A, Class A
 6.220% due 06/01/02                       1,000         989
Olympic Automobile
 Receivables Trust
 Series 1996-B Class A4
 6.700% due 03/15/02                       1,250       1,257
 Series 1996-D Class CTFS
 6.125% due 04/15/02                       3,297       3,271
Onyx Acceptance Auto Trust
 Series 1999-B Class A3
 5.780% due 04/15/03 (b)                   2,025       2,024
Paragon Automobile
 Receivables Owner Trust
 Series 1999-A Class A
 5.950% due 11/15/05                         566         561
PBG Equipment Trust
 Series 1A Class A
 6.270% due 01/20/12                       1,137       1,120
Peco Energy Transition Trust
 Series 1999-A Class A2
 5.630% due 03/01/05                       8,000       7,830
PNC Student Loan Trust I
 Series 1997-2 Class A3
 6.314% due 01/25/01                       8,500       8,510
Premier Automobile Trust
 Series 1999-1 Class A3
 5.690% due 11/08/02                       8,500       8,442
 Series 1999-3 Class A3
 6.270% due 04/08/03                       1,675       1,674
 Series 1999-3 Class A4
 6.430% due 03/08/04 (b)                   1,600       1,612
Ryder Vehicle Lease Trust
 Series 1998-A, Class A
 6.100% due 09/15/08 (b)                     694         690
Sears Credit Account Master Trust
 Series 1995-5 Class A
 8.100% due 06/15/04                       3,404       3,465
 Series 1998-1 Class A
 5.800% due 08/15/05                       1,500       1,493
 Series 1995-2 Class A
 6.050% due 01/15/08                       1,000         984
Standard Credit Card Master Trust I
 Series 1995-3 Class A
 7.850% due 02/07/02                       1,025       1,038
Team Fleet Financing Corp.
 Series 1998-2A Class A
 6.070% due 07/25/02                       1,125       1,114
The Money Store Auto Grantor Trust
 Series 1997-4 Class A2
 6.350% due 03/20/04                         529         532


                                                        Short Term Bond Fund 101

Short Term Bond Fund

                                     June 30, 1999 (Unaudited)

                                        Principal      Market
                                         Amount        Value
                                          (000)        (000)
                                            $            $
                                        ----------   --------
The Money Store Residential Trust
 Series 1997-I Class A3
 6.680% due 08/15/12                           900        902
The Money Store Small Business
 Administration Loan Trust
 Series 1996-2 Class A
 5.640% due 04/15/24 (b)                       879        879
 Series 1997-1 Class A
 5.540% due 01/15/25 (b)                     1,209      1,201
 Series 1997-1 Class B
 6.020% due 01/15/25 (b)                       806        800
UCFC Home Equity Loan
 Series 1993-B1 Class A-1
 6.075% due 07/25/14                            51         50
WFS Financial Owner Trust
 Series 1996-D Class A3
 6.050% due 07/20/01 (b)                     1,597      1,599
Wilshire Funding Corp.
 Series 1998-WFC2 Class A3
 7.000% due 12/28/37                           861        849
World Omni Automobile Lease
 Securitization Trust
 Series 1996-B Class A3
 6.250% due 11/15/02                         1,743      1,747
 Series 1997-A Class A2
 6.750% due 06/25/03 (b)                     7,741      7,790
 Series 1997-A Class A4
 6.900% due 06/25/03                         2,376      2,395
 Series 1997-B Class A1
 6.070% due 11/25/03                           271        273
                                                     --------
                                                      159,427
                                                     --------

Corporate Bonds and Notes - 28.8%
Ahmanson (H.F.)
 9.875% due 11/15/99                         2,185      2,217
Aristar, Inc.
 6.125% due 12/01/00                         1,225      1,223
Associates Corp. of North America
 6.375% due 08/15/00                         9,500      9,538
 5.750% due 11/01/03                         1,000        973
AT&T Capital Corp.
 6.250% due 05/15/01 (MTN)                   1,750      1,730
Banco De Latinoamerica
 6.500% due 04/02/01                         2,200      2,199
Bank of America Corp.
 9.500% due 04/01/01                         2,000      2,107
Bear Stearns Cos., Inc.
 9.375% due 06/01/01                         2,000      2,103
Business Loan Center, Inc.
 Series 1998-1A
 6.750% due 04/02/05                         1,100      1,102
Carramerica Realty Corp.
 6.625% due 10/01/00                         1,575      1,564
Caterpillar Financial Services
 6.100% due 07/15/99 (MTN)                     500        500
Chase Manhattan Corp.
 10.125% due 11/01/00                        2,009      2,111
 5.313% due 12/05/09 (b)                     1,000        951
Chrysler Financial Corp.
 6.610% due 06/16/00 (MTN)                   2,000      2,015
CIT Group Holdings, Inc.
 6.125% due 12/15/00 (MTN)                   8,100      8,094
CIT Group, Inc.
 6.500% due 06/14/02 (MTN)                   3,800      3,807
Coca-Cola Put Asset Trust
 6.000% due 03/15/01                         1,950      1,941
Comdisco, Inc.
 6.000% due 01/30/02                         2,000      1,972
Conseco, Inc.
 6.400% due 06/15/01                         1,850      1,812
Donaldson Lufkin & Jenrette
 5.875% due 04/01/02                         1,150      1,130
El Paso Energy Corp.
 12.000% due 12/15/00                        1,925      2,050
Enron Corp.
 6.450% due 11/15/01                           950        949
ERAC USA Finance Co.
 6.375% due 05/15/03                         1,900      1,850
Finova Capital Corp.
 6.625% due 09/15/01                         2,000      2,009
First Bank South Dakota
 5.070% due 12/20/00 (b)                       500        503
First USA Bank NA
 6.125% due 06/25/01                         2,750      2,735
Fleet Credit Card, LLC
 6.450% due 10/30/00                           250        251
Fleet Financial Group, Inc.
 6.875% due 03/01/03                           700        707
Ford Motor Credit Co.
 6.500% due 02/28/02                        12,000     12,029
Franchise Finance Corp.
 7.000% due 11/30/00                         1,575      1,568
General Electric Capital Corp. (MTN)
 6.120% due 08/15/00                         5,500      5,518
 5.430% due 02/25/02                         4,000      3,913
General Motors Acceptance Corp.
 6.850% due 04/17/01 (MTN)                     750        752
 8.500% due 01/01/03                         1,500      1,592
 7.012% due 04/01/20 (b)                     1,890      1,896
Hertz Corp.
 6.500% due 04/01/00                           450        451
 6.625% due 07/15/00                           900        904

102  Short Term Bond Fund

SHORT TERM BOND FUND

                                                     JUNE 30, 1999 (UNAUDITED)


                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                           (000)        (000)
                                                             $            $
                                                         ----------   --------
Homeside Lending, Inc. (MTN)
  6.875% due 05/15/00                                          2,025     2,039
  6.875% due 06/30/02                                          2,000     2,003
Household Finance Corp.
  6.125% due 07/15/02 (MTN)(b)                                   450       446
IMC Global, Inc.
  7.400% due 11/01/02                                          1,550     1,564
International Lease Finance Corp.
  6.125% due 11/01/99                                            225       225
Lehman Brothers Holdings, Inc.
  6.000% due 02/26/01 (MTN)                                    2,500     2,477
MBNA Corp.
 Series B
  6.500% due 09/15/00 (MTN)                                    1,375     1,379
Midlantic Corp.
  9.250% due 09/01/99                                            825       830
  9.200% due 08/01/01                                          1,123     1,177
Morgan Stanley Dean Witter & Co.
  5.625% due 01/20/04 (MTN)                                    1,750     1,687
Nabisco, Inc.
  6.000% due 02/15/01                                            415       411
National Westminster Bank PLC
  9.450% due 05/01/01                                          1,500     1,584
News America Holdings, Inc.
  7.450% due 06/01/00                                            775       784
Norwest Financial, Inc.
  6.375% due 09/15/02                                          1,000     1,001
Panamsat Corp.
  6.000% due 01/15/03                                          1,100     1,068
Paramount Communications, Inc.
  7.500% due 01/15/02                                            875       894
Popular North America, Inc.
 Series D
  6.875% due 06/15/01 (MTN)                                    1,100     1,102
Procter & Gamble
  9.625% due 01/14/01                                          6,920     7,275
Salomon Smith Barney Holdings, Inc.
  6.625% due 07/01/02                                             75        75
  6.500% due 10/15/02                                            300       300
Salomon, Inc.
  7.750% due 05/15/00                                          1,000     1,015
Sears Credit Account Master Trust II
 Series 1996-4 Class A
  6.450% due 10/16/06                                          5,000     5,005
Sears ROEBUCK
 Acceptance Corp. (MTN)
  6.160% due 09/20/00                                          3,500     3,507
 Series II
  6.690% due 04/30/01                                          1,800     1,817
 Series III
  6.820% due 10/17/02                                          6,000     5,998
Sovereign Bancorp, Inc. (Regd)
  6.750% due 07/01/00                                          1,875     1,883
Tele-Communications, Inc.
  8.250% due 01/15/03                                          2,000     2,119
Travelers Group, Inc.
  6.700% due 07/05/00                                            500       503
TRW, Inc.
  6.500% due 06/01/02                                          1,325     1,320
Walt Disney Co.
 Series E
  5.125% due 12/15/03 (MTN)                                    1,100     1,047
Wellsford Residential Property Trust
  5.369% due 11/24/99 (MTN)(b)                                 2,150     2,150
Williams Companies, Inc.
  6.125% due 02/01/01                                            285       284
                                                                       -------
                                                                       143,735
                                                                       -------

EURODOLLAR BONDS - 0.8%
American Express Travel
  5.098% due 10/24/01 (b)                                      1,500     1,497
Diageo Capital PLC
  6.625% due 06/24/04                                            545       542
St. George Bank, Ltd.
 Series E
  5.168% due 11/29/01 (MTN)(b)                                 2,000     1,998
                                                                       -------
                                                                         4,037
                                                                       -------

MORTGAGE-BACKED SECURITIES - 6.3%
Asset Securitization Corp.
 Series 1997-D5 Class A1A
  6.500% due 02/14/41                                            983       984
Bayview Financial Acquisition Trust
 Series 1998-1 Class A1
  7.010% due 05/25/29                                          1,062     1,050
Bear Stearns Mortgage Securities, Inc.
 Series 1996-6 Class A2
  7.000% due 11/25/27                                            562       561
Chase Commercial Mortgage
 Securities Corp.
 Series 1997-2 Class A1
  6.450% due 12/19/04                                          1,966     1,951
Deutsche Mortgage & Asset
 Receiving Corp.
 Series 1998-C1 Class A1
  6.220% due 09/15/07                                            443       432
DLJ Mortgage Acceptance Corp.
 Series 1996-CF2 Class A1A
  6.860% due 11/12/21                                            713       716



                                                      Short Term Bond Fund 103

SHORT TERM BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                            $             $
                                                       -----------   -----------

Federal Home Loan Mortgage Corp.
 Participation Certificate
  7.500% due 2000                                               66            66
  7.500% due 2002                                               33            33
  9.000% due 2005                                              225           230
  6.250% due 2007                                               50            49
Federal National Mortgage Association
  7.000% due 2004                                              848           852
  8.750% due 2004                                               33            34
  6.500% due 2008                                            1,693         1,675
  5.500% due 2009                                            8,399         8,079
  8.000% due 2009                                              595           609
  7.500% due 2014                                            1,562         1,592
  8.500% due 2025                                                3             4
Government National
 Mortgage Association
  7.250% due 2006                                            1,529         1,551
  8.250% due 2009                                              790           832
  9.000% due 2017                                            1,717         1,829
  9.500% due 2017                                              700           752
 Series 1994-1 Class PE
  7.500% due 07/16/22                                        1,150         1,174
 Series 1997-11 Class M
  8.000% due 05/16/24                                        1,200         1,223
Morgan Stanley Capital I
 Series 1998-CF1 Class A1
  6.330% due 10/15/07                                          426           420
Prudential Home Mortgage Securities
 Series 1994-19, Class A2
  7.050% due 05/25/24                                          456           458
Residential Accredited Loans, Inc.
 Series 1997-QS7 Class A1
  7.500% due 07/25/27                                          244           246
Residential Asset Securitization Trust
 Series 1997-A9 Class A1
  7.250% due 11/26/27                                            6             6
 Series 1998-A1 Class A1
  7.000% due 03/25/28                                          223           223
 Series 1998-A2 Class A1
  6.750% due 04/25/28                                          557           555
Residential Funding Mortgage Securities
 Series 1998-NS1 Class A2
  6.375% due 01/25/09                                          962           959
Resolution Trust Corp. Mortgage
 Pass-thru Certificate
 Series 1995-2 Class C1
  7.450% due 05/25/29 (b)                                      400           395
Union Planters Mortgage Finance Corp.
 Series 1998-A, Class A1
  6.350% due 01/25/28                                          649           645
 Series 1999-1 Class A1
  6.250% due 04/01/29                                          634           630
Wilshire Funding Corporation
 Series 1997-WFC1 Class AI
  7.250% due 08/25/27                                          692           695
                                                                     -----------
                                                                          31,510
                                                                     -----------

MUNICIPAL BONDS - 0.5%
Missouri Higher Education
 Loan Authority
 Series 97 Class P
  5.120% due 07/25/08 (b)                                    1,098         1,090
Philadelphia, Pennsylvania, Authority
 for Industrial Development
 Series 1997 Class A
  6.488% due 06/15/04                                        1,395         1,374
                                                                     -----------
                                                                           2,464
                                                                     -----------

UNITED STATES GOVERNMENT
AGENCIES - 1.0%
Federal Farm Credit Bank
  5.220% due 09/11/01                                        1,250         1,233
Federal National Mortgage Association
 Series B
  5.750% due 06/07/01 (MTN)                                  3,000         2,990
Tennessee Valley Authority
 Series D
  6.000% due 11/01/00                                          750           752
                                                                     -----------
                                                                           4,975
                                                                     -----------
UNITED STATES GOVERNMENT
TREASURIES - 22.6%
United States Treasury Bonds
  8.750% due 11/15/08                                        5,117         5,650
United States Treasury Notes
  5.625% due 11/30/00                                        2,350         2,356
  5.000% due 02/28/01                                        5,715         5,670
  5.750% due 06/30/01                                       61,600        61,860
  6.500% due 08/31/01                                          605           616
  6.250% due 10/31/01                                        4,500         4,564
  6.250% due 02/28/02                                        3,490         3,542
  6.625% due 04/30/02                                        2,650         2,720
  3.625% due 07/15/02                                       25,589        25,317
  5.750% due 12/31/02                                          635           634
                                                                     -----------
                                                                         112,929
                                                                     -----------

104  Short Term Bond Fund

SHORT TERM BOND FUND

                                                      JUNE 30, 1999 (UNAUDITED)


                                                  PRINCIPAL          MARKET
                                                   AMOUNT            VALUE
                                                    (000)            (000)
                                                      $                $
                                                --------------   --------------
YANKEE BONDS - 1.8%
Edperbrascan Corp.
  7.375% due 10/01/02                                    2,000            1,999
Noranda Forest, Inc.
  8.875% due 10/15/99                                      450              453
Quebec, Province of
 13.250% due 09/15/14                                      900              954
Tyco International Group SA
  6.125% due 06/15/01                                    3,600            3,587
Westpac Banking, Ltd.
  7.875% due 10/15/02                                    2,006            2,072
                                                                 --------------
                                                                          9,065
                                                                 --------------

TOTAL FIXED INCOME INVESTMENTS
(cost $471,697)                                                         468,142
                                                                 --------------

SHORT-TERM INVESTMENTS - 7.0%
Federal Home Loan Bank Corp.
 Discount Note
  4.490% due 07/01/99 (a)                                4,475            4,475
Federal Home Loan Mortgage
 Discount Note
  4.760% due 07/22/99 (a)                                1,600            1,595
Frank Russell Investment Company
 Money Market Fund,
 due on demand (a)                                      28,851           28,851
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $34,921)                                                           34,921
                                                                 --------------

TOTAL INVESTMENTS - 100.8%
(cost $506,618)                                                         503,063

OTHER ASSETS AND LIABILITIES,
NET - (0.8%)                                                             (4,164)
                                                                 --------------


NET ASSETS - 100.0%                                                     498,899
                                                                 ==============


(a)  At cost, which approximates market.
(b)  Adjustable or floating rate security

Abbreviations:
MTN - Medium Term Note




  See accompanying notes which are an integral part of the financial statements.


                                                        Short Term Bond Fund 105

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                      JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $506,618) .............................................   $     503,063
Receivables:
 Dividends and interest ......................................................................           4,667
 Investments sold ............................................................................           1,005
 Fund shares sold ............................................................................           1,024
                                                                                                 -------------
   Total Assets ..............................................................................         509,759

LIABILITIES
Payables:
 Investments purchased ...................................................     $    9,553
 Fund shares redeemed ....................................................            829
 Accrued fees to affiliates ..............................................            341
 Other accrued expenses ..................................................            137
                                                                               ----------
   Total Liabilities .........................................................................          10,860
                                                                                                 -------------
NET ASSETS ...................................................................................   $     498,899
                                                                                                 =============
NET ASSETS CONSIST OF:
Undistributed net investment income ..........................................................   $       3,519
Accumulated net realized gain (loss) .........................................................         (18,467)
Unrealized appreciation (depreciation) on investments ........................................          (3,555)
Shares of beneficial interest ................................................................             273
Additional paid-in capital ...................................................................         517,129
                                                                                                 -------------
NET ASSETS ...................................................................................   $     498,899
                                                                                                 =============

NET ASSET VALUE, offering and redemption price per share:
 Class C ($183,116 divided by 10,015 shares of $.01 par value
   shares of beneficial interest outstanding) ................................................   $       18.28
                                                                                                 =============
 Class E ($9,267,388 divided by 505,792 shares of $.01 par value
   shares of beneficial interest outstanding) ................................................   $       18.32
                                                                                                 =============
 Class S ($489,448,494 divided by 26,747,046 shares of $.01 par value
   shares of beneficial interest outstanding) ................................................   $       18.30
                                                                                                 =============

See accompanying notes which are intergral part of the financial statements.

106 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                                    FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
INVESTMENT INCOME
 Interest ...............................................................................        $      11,582
 Dividends from Money Market Fund .......................................................                  538
 Dividends ..............................................................................                   24
                                                                                                 -------------
   Total Investment Income ..............................................................               12,144

EXPENSES
 Management fees ........................................................  $       1,068
 Administrative fees ....................................................            120
 Custodian fees .........................................................            131
 Distribution fees - Class C ............................................              1
 Transfer agent fees ....................................................            264
 Professional fees ......................................................             57
 Registration fees - Class E ............................................              1
 Registration fees - Class S ............................................             82
 Shareholder servicing fees - Class E ...................................              3
 Trustees' fees .........................................................              6
 Miscellaneous ..........................................................            124
                                                                           -------------

   Total Expenses .......................................................................                1,857
                                                                                                 -------------
Net investment income ...................................................................               10,287
                                                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .................................................               (2,324)
Net change in unrealized appreciation (depreciation) on investments......................               (4,715)
                                                                                                 -------------
Net realized and unrealized gain (loss)  ................................................               (7,039)
                                                                                                 -------------

Net increase (decrease) in net assets resulting from operations .........................        $       3,248
                                                                                                 =============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 107

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                           FOR THE SIX MONTHS       FOR THE YEAR
                                                                                           ENDED JUNE 30, 1999          ENDED
                                                                                               (UNAUDITED)        DECEMBER 31, 1998
                                                                                           -------------------    -----------------

OPERATIONS
 Net investment income ...............................................................     $            10,287    $          13,185
 Net realized gain (loss) ............................................................                  (2,324)               1,126
 Net change in unrealized appreciation (depreciation) ................................                  (4,715)                 355
                                                                                           -------------------    -----------------
   Net increase (decrease) in net assets
     resulting from operations .......................................................                   3,248               14,666
                                                                                           -------------------    -----------------

DISTRIBUTIONS
 From net investment income
   Class C ...........................................................................                      (4)                  --
   Class E ...........................................................................                      (7)                  --
   Class S ...........................................................................                  (7,420)             (13,149)
                                                                                           -------------------    -----------------

     Net decrease from distributions .................................................                  (7,431)             (13,149)
                                                                                           -------------------    -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .......................                 242,543               29,552
                                                                                           -------------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................................                 238,360               31,069

NET ASSETS
 Beginning of period .................................................................                 260,539              229,470
                                                                                           -------------------    -----------------
 End of period (including undistributed net investment income
   of $3,519 and $621, respectively)  ................................................     $           498,899    $         260,539
                                                                                           ===================    =================

See accompanying notes which are an integral part of the financial statements.

108  Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.
                                                                     1999*
                                                                  ----------

NET ASSET VALUE, BEGINNING OF PERIOD .........................    $    18.36
                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ..................................           .25
 Net realized and unrealized gain (loss) on investments ......          (.16)
                                                                  ----------

   Total Income From Investment Operations ...................           .09
                                                                  ----------
DISTRIBUTIONS
 From net investment income ..................................          (.17)
                                                                  ----------

NET ASSET VALUE, END OF PERIOD ...............................    $    18.28
                                                                  ==========

TOTAL RETURN (%)(a)  .........................................           .48

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  .................           183

 Ratios to average net assets (%)(b):
   Operating expenses ........................................          1.97
   Net investment income .....................................          3.82

 Portfolio turnover rate (%)(b)  .............................        168.49

* For the period March 3, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.


                                                        Short Term Bond Fund 109

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                     1999*
                                                                 ------------

NET ASSET VALUE, BEGINNING OF PERIOD ........................    $      18.51
                                                                 ------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  .................................             .25
 Net realized and unrealized gain (loss) on investments .....            (.14)
                                                                 ------------

   Total Income From Investment Operations ..................             .11
                                                                 ------------
DISTRIBUTIONS
 From net investment income .................................            (.30)
                                                                 ------------

NET ASSET VALUE, END OF PERIOD ..............................    $      18.32
                                                                 ============

TOTAL RETURN (%)(a)  ........................................             .60

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)  ................           9,267

 Ratios to average net assets (%)(b):
   Operating expenses .......................................            1.39
   Net investment income ....................................            4.57

 Portfolio turnover rate (%)(b)  ............................          168.49

* For the period February 18, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.

110 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                           1999*          1998           1997           1996           1995           1994
                                        ---------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................    $   18.46      $   18.35      $   18.36      $   18.55      $   17.98      $   18.99
                                        ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)  ........          .39            .99           1.08           1.04           1.16           1.21
 Net realized and unrealized gain
 (loss) on investments .............         (.21)           .11             --           (.19)           .59          (1.07)
                                        ---------      ---------      ---------      ---------      ---------      ---------
   Total Income From Investment
   Operations ......................          .18           1.10           1.08            .85           1.75            .14
                                        ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS
 From net investment income ........         (.34)          (.99)         (1.09)         (1.04)         (1.18)         (1.15)
                                        ---------      ---------      ---------      ---------      ---------      ---------

NET ASSET VALUE, END OF PERIOD .....    $   18.30      $   18.46      $   18.35      $   18.36      $   18.55      $   17.98
                                        =========      =========      =========      =========      =========      =========

TOTAL RETURN (%)(a)(b) .............          .98           6.09           6.02           4.76           9.95            .82

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in
   thousands)  .....................      489,448        260,539        229,470        222,983        183,577        144,030

 Ratios to average net assets (%)(b)(c):
   Operating expenses ..............          .88            .66            .66            .70            .58            .19
   Net investment income ...........         4.90           5.37           5.70           5.70           6.41           6.52

 Portfolio turnover rate (%)(c)  ...       168.49         129.85         213.14         264.40         269.31         233.75


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any mangement fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(c) The ratios for the period ended June 30, 1999 are annualized.
(d) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                       Short Term Bond Fund  111

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS


                                                         JUNE 30, 1999 (UNAUDITED)

                                                           PRINCIPAL        MARKET
                                                            AMOUNT          VALUE
                                                             (000)          (000)
                                                               $              $
                                                           ----------     ----------
LONG-TERM INVESTMENTS - 98.8%
ASSET-BACKED SECURITIES - 9.2%
AFC Home Equity Loan Trust
 Series 1996-2 Class 1 A3
  7.590% due 09/25/27                                         354             353
Arcadia Automobile Receivables Trust
 Series 1998-B Class A3
  5.950% due 11/15/02                                         610             611
 Series 1999-A Class A4
  5.940% due 08/15/03                                       1,610           1,600
ARG Funding Corp.
 Series 1999-1A Class A3
  6.020% due 05/20/04                                       1,225           1,198
BankAmerica Manufactured
 Housing Contract
 Series 1997-1 Class A4
  6.195% due 06/10/10 (d)                                   1,000           1,002
Centex Home Equity
 Series 1999-2 Class A3
  6.260% due 07/25/25                                       1,120           1,100
Circuit City Credit Card Master Trust
 Series 1994-2 Class A
  8.000% due 11/15/03                                       2,030           2,050
Citibank Credit Card Master Trust I
 Series 1997-3 Class A
  6.839% due 02/10/04 (d)                                     980             984
 Series 1998-6 Class A
  5.850% due 04/10/03                                       1,245           1,241
First Omni Credit Card Master Trust
 Series 1996-A Class A
  6.650% due 09/15/03                                       1,290           1,299
First Sierra Receivables
 Series 1999-1 Class A4
  5.730% due 07/15/04                                       2,185           2,138
First USA Credit Card Master Trust
 Series 1997-6 Class A
  6.420% due 03/17/05                                       1,700           1,708
Fleetwood Credit Corporation
 Grantor Trust
 Series 1997-B Class A
  6.400% due 05/15/13 (d)                                   2,352           2,362
Ford Credit Automobile Owner Trust
 Series 1999-B Class A4
  5.800% due 06/15/02                                       2,680           2,666
GE Capital Mortgage Services, Inc.
 Series 1999-HE1 Class A7
  6.265% due 04/25/29                                       1,250           1,195
Green Tree Financial Corp.
 Series 1994-2 Class A5
  8.300% due 05/15/19                                       1,485           1,551
 Series 1997-2 Class A6
  7.240% due 06/15/28                                       1,140           1,145
Green Tree Home Improvement
 Loan Trust
 Series 1998-D Class HIA2
  5.940% due 06/15/29                                         345             345
 Series 1998-E Class HIA1
  5.907% due 08/15/07                                         833             834
Green Tree Lease Finance
 Series 1998-1 Class A4
  5.740% due 01/20/04                                         540             529
Green Tree Recreational, Equipment &
 Consumer Loan Trust
 Series 1998-A Class A1C
  6.180% due 06/15/19                                         384             384
 Series 1998-C Class A4
  6.170% due 02/15/11                                         400             401
Heller Equipment Asset Receivables Trust
 Series 1999-1 Class A3
  5.500% due 07/13/03                                       2,115           2,084
Ikon Receivables, L.L.C.
 Series 1999-1 Class A3
  5.990% due 05/15/05                                       2,580           2,568
Indymac Home Equity Loan Trust Step
 Up Bond
 Series 1998-A Class AF4
  6.310% due 10/25/29                                         855             834
MBNA Master Credit Card Trust II
 Series 1999-A Class B
  5.357% due 07/17/06 (d)                                   1,500           1,494
Metris Master Trust
 Series 1996-1 Class A
  6.450% due 02/20/02                                         853             854
 Series 1997-1 Class A
  6.870% due 10/20/05                                       2,695           2,740
Newcourt Equipment Trust Securities
 Series 1998-1 Class A4
  5.393% due 05/20/04                                       3,500           3,359
Oakwood Mortgage Investors, Inc.
 Series 1998-A Class A2
  6.100% due 05/15/28                                         515             514
 Series 1999-B Class A2
  6.190% due 12/15/13                                         695             687
Onyx Acceptance Grantor Trust
 Series 1997-1 Class A
  6.550% due 09/15/03 (d)                                      53              53
 Series 1998-A Class A3
  5.850% due 08/15/02                                       2,580           2,575
Series 1998-C Class A2
  5.550% due 09/15/01                                       1,495           1,492

112  Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                         JUNE 30, 1999 (UNAUDITED)

                                                           PRINCIPAL        MARKET
                                                            AMOUNT          VALUE
                                                             (000)          (000)
                                                               $              $
                                                           ---------      ---------
Option One Mortgage Loan Trust
 Series 1999-2 Class A4
  6.340% due 05/25/29                                          1,430          1,386
PacificAmerica Home Equity Loan
 Step Up Bond
 Series 1998-2 Class AF
  6.590% due 06/26/28                                          1,405          1,403
Peco Energy Transition Trust
 Series 1999-A Class A4
  5.800% due 03/01/07                                            955            924
Pemex Finance, Ltd.
 Series 2A Class A1
  6.125% due 11/15/03                                          3,000          3,004
Preferred Credit Corp.
 Series 1997-1 Class A6
  7.590% due 07/25/26                                            850            870
Premier Auto Trust
 Series 1998-5 Class A4
  5.190% due 04/08/03                                          1,455          1,418
 Series 1999-2 Class A4
  5.590% due 02/09/04                                            920            903
Provident Bank Home Equity Loan Trust
 Series 1998-4 Class A2
  5.970% due 11/25/13                                          1,095          1,085
 Series 1998-4 Class A4
  6.170% due 04/25/22                                          1,070          1,042
Providian Master Trust
 Series 1997-4 Class A
  6.250% due 06/15/07                                          2,065          2,050
Residential Funding Mortgage
 Securities II, Inc.
 Series 1999-HI1 Class A3
  6.310% due 09/25/29                                          2,500          2,481
Saxon Asset Securities Trust
 Series 1998-4 Class AF3
  6.265% due 07/25/23                                          1,290          1,276
Student Loan Marketing Association
 Series 1996-3 Class A1
  4.997% due 10/25/04 (d)                                      1,515          1,508
Team Fleet Financing Corp.
 Series 1997-1 Class A
  7.350% due 05/15/03                                          1,800          1,828
The Money Store Home Equity Loan Trust
 Series 1998-A Class AF5
  6.370% due 12/15/23                                          1,170          1,165
UCFC Home Equity Loan
 Series 1996-B1 Class A4
  7.525% due 12/15/17                                            725            731
Union Acceptance Corp.
 Series 1998-B Class A4
  5.900% due 02/09/04                                          1,440          1,432
USAA Auto Loan Grantor Trust
 Series 1998-1 Class A
  5.800% due 01/15/05                                          1,990          1,996
Vanderbilt Mortgage & Finance, Inc.
 Series 1999-A Class 1A3
  6.080% due 12/07/15                                            690            673
 Series 1999-B Class 1A3
  6.280% due 03/07/13                                            905            897
WFS Financial Owner Trust
 Series 1998-B Class A4
  6.050% due 04/20/03                                            855            849
 Series 1999-A Class A4
  5.700% due 11/20/03                                            770            754
World Financial Network Credit Card
 Master Trust
 Series 1996-A Class A
  6.700% due 02/15/04 (d)                                      2,425          2,448
World Omni Automobile Lease
 Securitization Trust
 Series 1996-B Class A2
  6.200% due 11/15/02                                            388            388
 Series 1997-A Class B
  6.490% due 06/25/03 (d)                                        743            751
                                                                          ---------
                                                                             79,212
                                                                          ---------

BANKERS ACCEPTANCE NOTES - 0.0%
Mellon Bank, NA
  7.625% due 09/15/07                                            355            368
                                                                          ---------

CORPORATE BONDS AND NOTES - 20.0%
Ahold Finance USA, Inc.
  6.250% due 05/01/09                                          1,730          1,631
Air Products & Chemicals, Inc.
  8.750% due 04/15/21                                            250            282
Allegiance Corp.
  7.300% due 10/15/06                                            875            879
  7.000% due 10/15/26                                            130            130
America West Airlines
 Series A
  6.850% due 07/02/09                                            468            453
American Financial Group, Inc.
  7.125% due 04/15/09                                          1,275          1,186
American General Corp.
  7.125% due 02/15/04                                            340            346
American Health Properties, Inc.
  7.050% due 01/15/02                                            550            539
American Stores Co.
  8.000% due 06/01/26                                            690            742
Analog Devices, Inc.
  6.625% due 03/01/00                                            125            126

                                                       Diversified Bond Fund 113

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         -----------     -------
Archer Daniels Co.
  8.375% due 04/15/17                                            665         741
Aristar, Inc.
  6.000% due 05/15/02                                          1,635       1,614
Associates Corp. of North America
  6.500% due 10/15/02                                            450         452
  5.750% due 11/01/03                                          3,000       2,918
  5.500% due 02/15/04                                            875         834
 Series H
  7.090% due 04/11/03 (MTN)                                      400         406
AT&T Corp.
  6.500% due 03/15/29                                            640         578
  8.625% due 12/01/31                                            220         230
Atlantic Richfield Co.
  9.125% due 08/01/31                                            550         676
Avco Financial Services, Inc.
  6.000% due 08/15/02                                            800         792
Baltimore Gas & Electric Co.
  7.250% due 07/01/02                                            500         513
  6.500% due 02/15/03                                            840         845
Banco De Latinoamerica
  6.500% due 04/02/01                                          1,225       1,224
Bank of New York, Inc.
  7.875% due 11/15/02                                            350         365
Bank One Corp.
  7.375% due 12/01/02                                            120         123
BankAmerica Corp.
  6.850% due 03/01/03                                            425         432
  6.875% due 06/01/03                                            260         265
 Series H
  5.750% due 03/01/04 (MTN)                                      400         384
BankBoston Corp.
  6.125% due 03/15/02 (MTN)                                      250         248
Barnett Bank, Inc.
  6.900% due 09/01/05                                            405         405
Baxter International, Inc.
  6.630% due 02/15/28                                            825         732
Bear Stearns Cos., Inc.
  5.200% due 02/16/01 (MTN)(d)                                 2,000       1,996
 Series B
  5.000% due 05/16/03 (MTN)                                    2,000       1,989
  6.150% due 03/02/04                                          1,300       1,252
Bell Telephone Co. of Pennsylvania
  8.350% due 12/15/30                                            355         402
BellSouth Telecommunications, Inc.
  7.000% due 12/01/95                                            385         367
Beneficial Corp.
  8.400% due 05/15/08                                          1,235       1,343
Boeing Co.
  8.750% due 08/15/21                                            550         639
Burlington Northern Santa Fe
  5.173% due 05/13/29                                          1,200       1,180
Camden Property Trust
  7.000% due 04/15/04                                            600         587
Campbell Soup Co.
  8.875% due 05/01/21                                            420         493
Carolina Power & Light Co.
  6.875% due 08/15/23                                            410         389
Case Corp.
  7.250% due 08/01/05                                            330         327
  7.250% due 01/15/16                                            295         283
Caterpillar Financial Services Corp.
  9.500% due 02/06/07 (MTN)                                      420         484
Caterpillar, Inc.
  8.000% due 02/15/23                                            200         212
Central Fidelity Banks, Inc.
  8.150% due 11/15/02                                            170         179
Central Power & Light Co.
 Series FF
  6.875% due 02/01/03                                            600         607
Champion International Corp.
  6.400% due 02/15/26                                            460         444
Chase Manhattan Corp.
  6.500% due 08/01/05                                            300         297
  6.000% due 02/15/09                                            535         496
Chesapeake & Potomac Telephone Co.
  8.375% due 10/01/29                                            230         260
Choice Hotels International, Inc.
  7.125% due 05/01/08                                          1,075       1,012
Chrysler Financial Corp.
  5.875% due 02/07/01                                          1,000         995
  6.080% due 03/12/01 (MTN)                                      900         898
  5.030% due 06/11/01 (MTN)                                    2,000       1,999
Cincinnati Gas & Electric Co.
  7.200% due 10/01/23                                            410         390
CIT Group, Inc.
  6.150% due 12/15/02 (MTN)                                      500         493
  5.625% due 10/15/03                                          1,920       1,849
Citicorp
  5.172% due 05/24/01 (MTN)(d)                                 2,000       2,000
  9.500% due 02/01/02                                            120         129
  7.125% due 06/01/03                                            390         397
Citigroup, Inc.
  6.875% due 02/15/98                                            790         707
City National Bank
  6.375% due 01/15/08                                            600         566
Coca Cola Enterprises, Inc.
  7.000% due 10/01/26                                            675         682
  6.750% due 01/15/38                                            250         228
Colonial Realty L.P.
  6.980% due 09/26/05 (MTN)                                      450         424


114 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------

Comcast Cable Communications
  8.375% due 05/01/07                                          850           910
Comerica Bank
  7.250% due 06/15/07                                          700           707
  6.000% due 10/01/08                                          400           372
Commercial Credit Group, Inc.
  7.875% due 07/15/04                                          805           848
  6.500% due 06/01/05                                          540           534
  8.700% due 06/15/10                                          380           428
Commonwealth Edison Co.
 Series 85
  7.375% due 09/15/02                                          945           967
Conagra, Inc.
  8.100% due 05/20/02 (MTN)                                    300           312
Conoco, Inc.
  6.950% due 04/15/29                                          620           580
Countrywide Home Loan
 Series H
  6.250% due 04/15/09 (MTN)                                    500           460
Cox Communications, Inc.
  6.500% due 11/15/02                                          550           549
  6.690% due 09/20/04 (MTN)                                    400           396
Crown Cork & Seal Finance PLC
  7.000% due 12/15/06                                          750           733
CSX Corp.
  7.900% due 05/01/17                                          400           412
DaimlerChrysler AG
  7.450% due 03/01/27                                          800           805
Delta Air Lines, Inc.
 Series C
  6.650% due 03/15/04 (MTN)                                  1,130         1,108
Dillards Inc.
  6.430% due 08/01/04                                        1,025           981
Duke Energy Corp.
  7.000% due 07/01/33                                          695           626
Duke Realty, Ltd. Partnership
  6.800% due 02/12/09                                          700           654
Eastman Chemical Co.
  7.250% due 01/15/24                                          300           283
EOP Operating, L.P.
  6.500% due 01/15/04                                        1,185         1,154
EQCC Home Equity Loan Trust
 Series 1997-1 Class A4
  7.160% due 03/15/13                                          900           903
Federal Express Corp.
  7.600% due 07/01/97                                          300           276
Federated Department Stores, Inc.
  6.125% due 09/01/01                                          900           894
Fifth Third Capital Trust I
 Series A
  8.136% due 03/15/27                                          315           328
Finova Capital Corp.
  5.875% due 10/15/01                                          500           494
  7.125% due 05/01/02                                          925           940
First Bank Systems, Inc.
  8.000% due 07/02/04                                          700           736
First Chicago Corp.
  5.100% due 11/14/01 (MTN)(d)                               3,000         2,967
  8.875% due 03/15/02                                          505           536
First Interstate Bancorp
  9.375% due 01/23/02 (MTN)                                    135           144
First Tennessee Bank
 Series BKNT
  5.750% due 12/01/08                                        1,225         1,101
First Union Corp.
  6.625% due 06/15/04                                          355           355
First Union Institutional Capital Trust I
  8.040% due 12/01/26                                          225           226
First Union National Bank
  7.125% due 10/15/06 (MTN)                                    500           507
Fleet Financial Group, Inc.
  6.875% due 03/01/03                                          300           303
  8.125% due 07/01/04                                          595           632
Ford Motor Credit Co.
  5.435% due 03/21/01 (MTN)                                  4,000         4,001
  7.750% due 11/15/02                                        2,000         2,075
  7.500% due 06/15/04                                          300           310
  6.750% due 05/15/05                                          350           349
Fort James Corp.
  6.625% due 09/15/04                                          895           894
  6.875% due 09/15/07                                          375           369
Fortune Brands, Inc.
  7.875% due 01/15/23                                          380           403
General Electric Capital Corp.
  8.300% due 09/20/09                                          235           263
General Motors Acceptance Corp.
  5.480% due 12/16/02 (MTN)                                  2,535         2,456
  6.750% due 03/15/03                                        4,000         4,026
Grand Metropolitan Investment Corp.
  7.450% due 04/15/35                                          300           318
GTE California, Inc.
  6.750% due 05/15/27                                          550           517
Harrahs Operating Co., Inc.
  7.500% due 01/15/09                                          515           499
Heller Financial, Inc.
  7.000% due 05/15/02                                          890           901
Hertz Corp.
  7.625% due 08/01/02                                          550           565
  9.000% due 11/01/09                                          230           259
Hilton Hotels Corp.
  7.000% due 07/15/04                                        1,200         1,178


                                                      Diversified Bond Fund  115

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         -----------     -------

Household Finance Corp.
  6.125% due 07/15/02 (MTN)                                      600         595
  5.875% due 02/01/09                                            425         386
Illinois Power
  7.500% due 06/15/09                                          1,300       1,319
IMC Global, Inc.
  6.500% due 08/01/03                                            500         489
International Business Machines Corp.
  7.125% due 12/01/96                                            780         748
IRT Property Co.
  7.250% due 08/15/07                                            450         419
ITT Financial Corp.
  7.400% due 11/15/25                                            955         824
JPM Capital Trust I
  7.540% due 01/15/27                                            225         215
Key Bank Corp.
  6.500% due 04/15/08                                            450         428
KeyCorp
  8.000% due 07/01/04                                            150         158
  7.500% due 06/15/06                                            750         770
Knight-Ridder, Inc.
  6.875% due 03/15/29                                            900         833
Kroger Co.
  6.800% due 12/15/18                                            600         558
Lehman Brothers Holdings, Inc.
  6.000% due 02/26/01 (MTN)                                    1,000         991
  6.625% due 04/01/04                                            225         219
Liberty Mutual Insurance Co.
  7.697% due 10/15/97                                          1,650       1,515
Lincoln National Corp.
  7.250% due 05/15/05                                            450         454
  6.500% due 03/15/08                                            200         192
  7.000% due 03/15/18                                            450         428
Loral Corp.
  7.000% due 09/15/23                                            675         611
Lowes Cos., Inc.
  6.875% due 02/15/28                                            680         635
Manufacturers & Traders Trust Co.
  7.000% due 07/01/05                                            435         430
Marsh & McLennan Cos., Inc.
  6.625% due 06/15/04                                          1,250       1,252
Mattel, Inc.
  6.000% due 07/15/03                                            500         487
May Department Stores Co.
  6.875% due 11/01/05                                            480         487
MCI WorldCom, Inc.
  6.400% due 08/15/05                                          1,150       1,125
  6.950% due 08/15/28                                            500         474
Mercantile Bancorp
  7.050% due 06/15/04                                            825         836
Merrill Lynch & Co., Inc.
  6.000% due 02/12/03                                            800         789
Mirage Resorts, Inc.
  6.625% due 02/01/05                                            955         885
Morgan, J.P. & Co., Inc.
  5.750% due 02/25/04                                          1,025         987
Morgan Stanley Dean Witter & Co.
  5.625% due 01/20/04 (MTN)                                      475         458
Nabisco, Inc.
  6.375% due 02/01/35                                            850         814
Natexix Ambs Co., LLC
 Series A
  8.440% due 12/29/49                                            150         143
Nationsbank Corp.
  7.750% due 08/15/04                                            450         473
New England Telephone & Telegraph Co.
  7.875% due 11/15/29                                            235         252
Newcourt Credit Group, Inc.
  6.875% due 02/16/05                                          1,275       1,248
News America Holdings, Inc.
  8.875% due 04/26/23                                            500         552
  7.750% due 01/20/24                                            450         440
Northwestern Bell Telephone Co.
  7.750% due 05/01/30                                            630         642
Norwest Corp.
 Series H
  6.750% due 06/15/07 (MTN)                                      300         295
Norwest Financial, Inc.
  6.250% due 11/01/02                                            525         522
  6.375% due 11/15/03                                            575         573
  6.000% due 02/01/04                                            600         584
  6.750% due 06/01/05                                            200         198
NYNEX Capital Funding Co.
  8.750% due 12/01/04 (MTN)                                      450         492
NYNEX Corp.
  9.550% due 05/01/10                                            322         360
Occidental Petroleum Corp.
  8.500% due 11/09/01 (MTN)                                      245         253
 10.125% due 11/15/01                                            210         225
Paine Webber Group, Inc.
  6.375% due 05/15/04                                            275         267
Panamsat Corp.
  6.125% due 01/15/05                                            600         560
Pennsylvania Power & Light Co.
  6.875% due 03/01/04                                          1,000       1,014
Philadelphia Electric Co.
  7.125% due 09/01/02                                            550         558
Philip Morris Cos., Inc.
  6.950% due 06/01/06                                            295         298
  7.200% due 02/01/07                                          1,000       1,001
  7.650% due 07/01/08                                            310         319


116 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         -----------     -------
Pitney Bowes Credit Corp.
  8.550% due 09/15/09                                            460         516
PNC Funding Corp.
  6.875% due 07/15/07                                            800         786
Praxair, Inc.
  6.850% due 06/15/05                                            700         686
Procter & Gamble Co.
 Series A
  9.360% due 01/01/21                                             90         108
Prologis Trust
  6.700% due 04/15/04                                            650         634
Provident Cos., Inc.
  6.375% due 07/15/05                                          1,000         975
Ralston Purina Co.
  7.875% due 06/15/25                                            615         628
Raytheon Co.
  6.300% due 03/15/05                                            880         864
Realty Income Corp.
  7.750% due 05/06/07                                          1,175       1,115
Republic of New York Corp.
  9.750% due 12/01/00                                            190         199
  8.250% due 11/01/01                                            150         156
Rite Aid Corp.
  6.700% due 12/15/01                                            950         945
Safeway, Inc.
  6.050% due 11/15/03                                            440         431
Salomon Smith Barney Holdings, Inc.
  6.250% due 06/15/05                                            500         485
Sears Roebuck Acceptance Corp.
  7.000% due 06/15/07                                            245         245
  6.750% due 01/15/28                                            800         723
 Series II
  6.690% due 04/30/01 (MTN)                                      375         378
Security Capital Group, Inc.
  6.950% due 06/15/05                                            600         560
Service Corp. International
  6.750% due 06/01/01                                            250         249
  7.375% due 04/15/04                                            560         562
  6.000% due 12/15/05                                            300         277
Shopping Center Associates
  6.750% due 01/15/04                                            750         734
Simon Property Group, Inc.
  6.750% due 02/09/04                                          1,000         974
Societe Generale
  7.850% due 04/29/49 (f)                                        625         612
Societe Generale Real Estate Co., L.L.C
  7.640% due 12/29/49 (f)                                        430         406
Spieker Properties
  8.000% due 07/19/05 (MTN)                                      700         714
Sprint Capital Corp.
  6.125% due 11/15/08                                          1,150       1,061
  6.900% due 05/01/19                                            900         833
Star Banc Corp.
  5.875% due 11/01/03                                            300         291
Summit Properties Partnership, L.P.
  7.200% due 08/15/07                                            475         443
Suntrust Banks, Inc.
  7.375% due 07/01/02                                            700         719
  6.250% due 06/01/08                                            150         144
TCI, Inc.
  6.375% due 05/01/03                                            625         625
Texaco Capital, Inc.
  9.750% due 03/15/20                                            440         564
  8.875% due 09/01/21                                            220         262
Time Warner, Inc.
  7.975% due 08/15/04                                            300         314
  7.750% due 06/15/05                                            400         412
  8.110% due 08/15/06                                            600         629
  8.180% due 08/15/07                                            600         634
  6.875% due 06/15/18                                            950         883
Time Warner, Inc.
 Pass-Thru Asset Trust Securities
  4.900% due 07/29/99                                          3,000       3,000
TRW, Inc.
  7.125% due 06/01/09                                          1,200       1,165
Union Carbide Chemicals & Plastics
  7.875% due 04/01/23                                            590         586
Union Oil Co.
  9.400% due 02/15/11 (MTN)                                      470         542
Union Pacific Corp.
  7.600% due 05/01/05                                            570         588
Union Pacific Railroad Trust
 Pass-thru Certificate
 Series 1996-A2
  7.060% due 05/15/03                                            500         504
Union Planters Bank
  6.500% due 03/15/18                                            670         634
United Technologies Corp.
  8.750% due 03/01/21                                            380         442
US Bank National Association Minnesota
  5.110% due 12/19/01 (d)                                      2,000       2,008
  5.625% due 11/30/05                                          1,500       1,411
USX Marathon Group
  8.500% due 03/01/23                                            800         850
Virginia Electric & Power Co.
  8.750% due 04/01/21                                            200         205
Wachovia Corp.
  6.700% due 06/21/04                                          1,125       1,131
  6.800% due 06/01/05                                            305         300


                                                       Diversified Bond Fund 117

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         -----------     -------
Wal-Mart Stores, Inc.
  7.500% due 05/15/04                                        300             315
 Series 1994-B3
  8.800% due 12/30/14                                        315             376
Walt Disney Co.
 Series E (MTN)
  5.125% due 12/15/03                                        600             571
Waste Management, Inc.
  6.375% due 12/01/03                                        325             322
Wells Fargo & Co.
  6.875% due 04/01/06                                        500             502
Wellsford Residential Property Trust
  9.375% due 02/01/02                                        750             796
Westdeutsche Landesbank NY
  6.050% due 01/15/09                                      3,000           2,799
Westvaco Corp.
  9.750% due 06/15/20                                        115             145
Willamette Industries, Inc.
  7.850% due 07/01/26                                        520             536
Wilmington Trust
 10.370% due 01/02/07                                      1,522           1,611
Wisconsin Central Transportation Corp.
  6.625% due 04/15/08                                        850             809
World Financial Properties Tower
 Series 1996 WBF-B
  6.910% due 09/01/13                                      1,149           1,127
                                                                         -------
                                                                         171,761
                                                                         -------
EURODOLLAR BONDS - 1.8%
Australian Gas Light Co.
  6.400% due 04/15/08                                      1,000             939
Caterpillar Financial Services Corp.
 Series 2
  5.090% due 02/12/01                                      4,000           4,000
Diageo Capital PLC
  6.625% due 06/24/04                                      1,150           1,144
Italy, Republic of
  6.875% due 09/27/23                                        150             151
Merita Bank, Ltd.
  7.150% due 12/29/49 (f)                                    250             248
  7.500% due 12/29/49 (f)                                    850             825
Nationsbank Corp.
  5.293% due 06/17/02 (MTN)(d)                             3,000           2,995
Ontario, Province of
  5.500% due 10/01/08                                      3,225           2,968
Poland, Government of
  3.000% due 10/27/24                                      2,000           1,192
Quebec, Province of Canada
  5.750% due 02/15/09                                        650             595
                                                                         -------
                                                                          15,057
                                                                         -------

MORTGAGE-BACKED SECURITIES - 38.7%
ACLC Franchise Loan Receivables
 Pass-thru Certificate
 Series 1997 Class A1
  7.120% due 03/15/12                                        783             777
American Southwest Financial Corp.
 Series G Class G-4
 12.250% due 11/01/14                                        135             141
Capital Equipment Receivables Trust
 Series 1996-1 Class A4
  6.280% due 06/15/00                                        589             590
Chase Commercial Mortgage
 Securities Corp
 Series 1997-1 Class E
  6.490% due 12/19/07 (d)                                  1,475           1,370
Chase Mortgage Finance Corp.
 Series 1998-S4 Class A4
  6.550% due 08/25/28                                      2,000           1,981
Collateralized Mortgage Obligation
 Trust 56 Class B CMO
  9.985% due 12/01/18                                        149             157
COMM Mortgage Trust
 Series 1999-1 Class A1
  6.145% due 02/15/08                                      4,917           4,822
Commercial Mortgage Acceptance Corp.
 Series 1997-ML1 Class A1
  6.500% due 11/15/04 (d)                                  1,120           1,119
DLJ Commercial Mortgage Corp.
 Series 1998-CF2 Class A1A
  5.880% due 11/12/31                                        934             902
 Series 1999-CG1 Class A1A
  6.080% due 08/10/08 (d)                                  1,273           1,242
DLJ Mortgage Acceptance Corp.
 Series 1993 Class A-2 CMO
  7.650% due 09/18/03                                      2,500           2,536
Federal Home Loan Mortgage Corp.
  5.000% due 02/15/01                                        505             500
 Series 1053 Class G
  7.000% due 03/15/21                                        970             970
 Series 2006 Class B
  6.500% due 08/15/23                                      5,348           5,343
Federal Home Loan Mortgage Corp. (c)
  5.500% 15 Year TBA Gold                                  4,770           4,537
  6.000% 15 Year TBA Gold                                  4,810           4,651
  6.500% 15 Year TBA Gold                                  5,995           5,913
  6.500% 30 Year TBA                                       6,745           6,511
  6.000% 30 Year TBA Gold                                  4,555           4,283
  6.500% 30 Year TBA Gold                                  7,200           6,951

118 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         -----------     -------
Federal Home Loan Mortgage Corp.
 Participation Certificate
  7.500% due 2001                                             92              92
  7.000% due 2002                                             59              59
  6.500% due 2003                                             82              81
  7.000% due 2003                                            217             220
  6.750% due 2007                                            251             250
  7.500% due 2007                                            490             498
  7.000% due 2008                                            381             383
  8.000% due 2008                                             81              83
  8.500% due 2008                                             85              88
  6.500% due 2009                                          1,315           1,303
  7.500% due 2009                                             79              81
  7.500% due 2009                                          1,254           1,278
  8.000% due 2009                                            146             150
  6.500% due 2010                                             85              84
  7.000% due 2010                                            176             176
  7.500% due 2010                                             30              31
  8.000% due 2010                                             24              24
  6.000% due 2011                                          3,671           3,559
  7.000% due 2011                                             87              88
  7.500% due 2011                                            248             252
  8.000% due 2011                                            299             307
  6.000% due 2012                                             83              80
  7.500% due 2012                                            441             449
  8.000% due 2012                                            177             182
  7.000% due 2013                                            517             520
 12.000% due 2014                                             83              91
 12.000% due 2015                                             45              50
  9.000% due 2016                                            437             462
 12.500% due 2016                                             45              50
  8.000% due 2017                                            424             436
  9.000% due 2017                                              2               2
  9.000% due 2018                                            875             928
  9.000% due 2020                                            411             440
  9.000% due 2022                                            117             123
  6.500% due 2024                                          2,735           2,654
  9.000% due 2024                                            522             551
  8.000% due 2025                                          2,005           2,060
  8.500% due 2025                                            478             500
  9.000% due 2025                                            193             204
  9.000% due 2026                                             12              12
  7.500% due 2027                                          1,700           1,718
  8.500% due 2027                                          2,004           2,094
  6.500% due 2028                                          2,845           2,746
  7.000% due 2028                                          1,693           1,675
Federal National Mortgage Association
  7.790% due 09/27/06                                        775             772
  7.280% due 05/23/07 (MTN)                                  655             662
  6.780% due 10/22/07 (MTN)                                2,010           1,989
Federal National Mortgage Association (c)
  6.000% 15 Year TBA                                       3,825           3,695
  6.000% 30 Year TBA                                       2,690           2,527
  6.500% 30 Year TBA                                      25,180          24,291
  7.000% 30 Year TBA                                       6,690           6,613
  8.000% 30 Year TBA                                       4,215           4,330
Federal National Mortgage
 Association Pools
  7.000% due 1999                                            114             114
  7.500% due 1999                                          1,264           1,277
  8.500% due 1999                                             60              63
  7.000% due 2000                                            401             401
  9.500% due 2001                                             24              24
  8.000% due 2002                                            227             229
  9.500% due 2002                                             41              42
  6.000% due 2003                                            311             307
  7.000% due 2003                                            272             274
  7.500% due 2003                                            411             413
  8.000% due 2003                                             83              84
  9.500% due 2003                                             85              89
  6.500% due 2004                                             19              19
  8.000% due 2004                                            124             126
  9.500% due 2005                                             68              71
  9.500% due 2006                                             69              73
  7.000% due 2007                                             69              69
  7.200% due 2007                                            988           1,018
  6.500% due 2008                                            521             517
  7.000% due 2008                                            282             283
  6.500% due 2009                                          3,746           3,709
  7.000% due 2009                                            400             402
  6.500% due 2010                                            353             349
  8.000% due 2010                                             22              23
 10.500% due 2010                                             18              19
  7.500% due 2011                                            113             115
  8.000% due 2011                                             59              61
  6.500% due 2012                                            372             367
  7.000% due 2012                                            633             635
  7.500% due 2012                                             70              72
  5.500% due 2013                                            259             246
  6.500% due 2013                                          1,113           1,096
  5.500% due 2014                                          2,338           2,212
  6.000% due 2014                                            538             520
  6.500% due 2014                                          3,766           3,711
  9.000% due 2016                                             14              14
  8.000% due 2017                                            436             449
  9.000% due 2017                                            424             449
  8.000% due 2020                                             21              21
  7.500% due 2022                                            694             702
  7.000% due 2023                                            202             200
  6.500% due 2024                                          4,493           4,357
  7.000% due 2024                                            625             619


                                                       Diversified Bond Fund 119

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
  7.500% due 2024                                              338           341
  8.000% due 2024                                            1,788         1,837
  7.000% due 2025                                            1,007           995
  8.500% due 2025                                              200           209
  9.000% due 2025                                            2,172         2,292
  8.500% due 2026                                            1,960         2,048
  9.000% due 2026                                              304           320
  7.000% due 2027                                              690           682
  7.500% due 2027                                            8,079         8,160
  8.500% due 2027                                              840           877
  6.000% due 2028                                            1,487         1,397
  6.500% due 2028                                            4,864         4,693
  7.000% due 2028                                            1,422         1,405
  7.500% due 2028                                            1,945         1,964
  6.000% due 2029 (g)                                       19,410        18,255
  6.500% due 2029                                            3,725         3,594
Federal National Mortgage Association
 REMIC
 Series 1992-10 Class ZD
  8.000% due 11/25/21                                        1,849         1,881
Federal National Mortgage Association
 Aces
  6.250% due 01/25/08                                        1,250         1,215
Federal National Mortgage Association
 Interest Only Inverse Floater
 Series 1993-208 Class SA
  0.450% due 02/25/23 (d)(h)                                26,299           252
Federal National Mortgage Association
 Principal Only Strip
 Zero Coupon due 03/01/20                                       87            71
First Union Lehman Brothers
 Commercial Mortgage Trust
 Series 1997-C1 Class A3
  7.380% due 04/18/07                                        1,255         1,269
 Series 1997-C1 Class C
  7.440% due 04/18/07                                          750           756
GMAC Commercial Mortgage Securities,
 Inc
 Series 1999-C1 Class A1
  5.830% due 05/15/33                                        1,841         1,776
Government National Mortgage
 Association (c)
  6.000% 30 Year TBA                                         1,200         1,121
  6.500% 30 Year TBA                                         2,000         1,920
  7.000% 30 Year TBA                                        11,995        11,834
  8.000% 30 Year TBA                                         3,355         3,448
Government National Mortgage
 Association
  6.500% due 2008                                              136           135
  6.500% due 2009                                            1,308         1,300
  7.000% due 2011                                               16            17
  9.000% due 2016                                            1,021         1,087
  9.500% due 2016                                               40            43
  8.000% due 2017                                              112           116
  9.000% due 2017                                            1,626         1,732
  9.000% due 2020                                               27            29
 10.500% due 2020                                              210           227
 10.500% due 2021                                               55            59
  7.000% due 2022                                              527           523
  8.500% due 2022                                              221           232
  6.125% due 2023 (d)                                        1,922         1,950
  6.125% due 2023 (d)                                        2,615         2,656
  6.375% due 2023 (d)                                        2,381         2,416
  7.000% due 2023                                            3,702         3,666
  7.500% due 2023                                            5,292         5,350
  6.875% due 2024 (d)                                        1,017         1,021
  7.000% due 2024                                            7,764         7,684
  7.500% due 2024                                              967           978
  7.500% due 2025                                              274           277
  8.000% due 2025                                            1,799         1,851
  9.000% due 2025                                            3,544         3,778
  6.500% due 2026                                              240           231
  7.000% due 2026                                              289           285
  8.000% due 2026                                              391           402
  7.000% due 2027                                              467           460
  8.000% due 2027                                              185           191
  6.000% due 2028                                            4,803         4,474
  6.500% due 2028                                            4,291         4,126
  7.000% due 2028                                           12,904        12,730
  8.000% due 2028                                              536           551
  6.500% due 2029                                            9,357         8,997
  7.000% due 2029                                            5,214         5,143
Government National Mortgage Association
 REMIC
 Series 1998-23 Class ZA
  6.500% due 09/20/28                                        5,248         4,518
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2A
  6.940% due 07/13/30                                        1,923         1,947
 Series 1997-GL Class A2B
  6.860% due 07/13/30                                        1,290         1,290
 Series 1998-GLII Class A1
  6.312% due 04/13/31 (d)                                      884           872
Housing Securities, Inc.
 Series 1994-2 Class A1
  6.500% due 07/25/09                                          702           690
Merrill Lynch Mortgage Investors, Inc.
 Series 1996-C2 Class A1
  6.690% due 11/21/28                                          407           409
 Series 1998-C3 Class A1
  5.650% due 12/15/30                                        1,139         1,092


120 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
Morgan Stanley Capital I
 Series 1999-FNV1 Class A2
  6.530% due 03/15/31                                          770           742
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class A2B
  7.900% due 02/15/06                                          775           828
Norwest Asset Securities Corp.
 Series 1997-9 Class A5
  7.000% due 06/25/12                                            4             4
Residential Accredited Loans, Inc.
 Series 1999-QS6 Class NB3
  6.500% due 05/25/29                                        3,000         2,820
Residential Funding Mortgage Securities
 Series 1998-S20 Class A24
  6.750% due 09/25/28                                        1,000           961
Resolution Trust Corp.
 Series 1994-C1 Class C
  8.000% due 06/25/26                                          975           992
 Series 1994-C2 Class D
  8.000% due 04/25/25                                          364           368
 Series 1995-C1 Class D
  6.900% due 02/25/27                                          775           749
Resolution Trust Corp.
 Mortgage Pass-thru Certificate
 Series 1992 Class A-3
 10.600% due 05/25/24 (d)                                        2             2
Ryland Acceptance Corp. Four
 Series 88 Class E CMO
  7.950% due 01/01/19                                        1,407         1,432
Structured Asset Mortgage
 Investments, Inc.
 Series 1998-11 Class A18
  6.750% due 01/25/29                                        5,000         4,844
Structured Asset Securities Corp.
 Series 1997-LLI Class A1
  6.790% due 06/12/04                                        1,779         1,795
 Mortgage Pass-thru Certificate
 Series 1996-CFL Class C
  6.525% due 02/25/28                                          300           297
United States Department
 of Veteran Affairs
 REMIC
 Series 1992-1 Class 2E
  7.750% due 03/15/16                                          550           556
WFS Financial Owner Trust
 Series 1998-A Class A4
  5.950% due 05/20/03                                        2,610         2,607
                                                                         -------
                                                                         332,274
                                                                         -------


UNITED STATES GOVERNMENT
AGENCIES - 8.0%
Federal Home Loan Bank
  5.570% due 08/17/00                                        5,000         5,000
  5.625% due 03/19/01                                          200           200
  6.450% due 03/13/02                                        4,250         4,260
  5.790% due 04/27/09                                        2,580         2,425
Federal Home Loan Mortgage Corp.
  5.750% due 07/15/03                                        1,025         1,012
Federal National Mortgage Association
  6.100% due 10/06/00 (MTN)                                  1,305         1,305
  6.250% due 11/20/02 (MTN)                                  1,335         1,327
  5.750% due 04/15/03                                          990           979
  6.010% due 07/17/03 (MTN)                                  2,000         1,976
  5.875% due 04/23/04                                          485           475
  7.780% due 09/29/06 (MTN)                                    665           666
  6.940% due 03/19/07 (MTN)                                  1,065         1,061
  6.750% due 07/30/07                                          500           490
  6.900% due 08/21/07 (MTN)                                  2,155         2,144
  6.490% due 08/27/07 (MTN)                                 10,000         9,875
  6.500% due 04/29/09                                        5,905         5,710
  6.400% due 05/14/09                                        2,525         2,446
  6.375% due 06/15/09                                        7,525         7,461
  6.080% due 09/01/28 (MTN)                                  2,275         2,090
  6.250% due 05/15/29                                          145           138
  6.210% due 08/06/38                                        2,850         2,648
Government Backed Trust Certificate
 Series IC
  9.250% due 11/15/01                                        1,314         1,372
 Series T3
  9.625% due 05/15/02 (d)                                      379           395
Resolution Funding Corp.
  8.875% due 07/15/20                                        1,855         2,351
  8.625% due 01/15/21                                          715           887
  8.625% due 01/15/30                                          390           503
Tennessee Valley Authority
 Series A
  6.375% due 06/15/05                                        2,730         2,741
 Series C
  6.000% due 03/15/13                                        3,775         3,571
 Series E
  6.750% due 11/01/25                                        2,900         2,889
  6.250% due 12/15/17                                          610           586
                                                                         -------
                                                                          68,983
                                                                         -------


                                                       Diversified Bond Fund 121

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
UNITED STATES GOVERNMENT
TREASURIES - 18.3%
United States Treasury Bond
 Principal Strip
  8.875% due 02/15/19                                        5,900         1,715
United States Treasury Bonds
 10.750% due 08/15/05                                          180           224
 10.375% due 11/15/09                                          685           818
 12.750% due 11/15/10                                       12,040        16,231
 10.375% due 11/15/12                                          980         1,249
 12.000% due 08/15/13                                        7,655        10,748
 11.750% due 11/15/14                                          850         1,210
  9.875% due 11/15/15                                        1,240         1,692
  9.250% due 02/15/16                                          700           912
  7.500% due 11/15/16                                        5,290         5,962
  8.750% due 05/15/17                                          230           290
  8.875% due 08/15/17                                        7,150         9,134
  8.875% due 02/15/19                                        8,850        11,407
  8.125% due 05/15/21 (g)                                    6,525         7,946
  8.000% due 11/15/21                                        4,455         5,372
  7.625% due 11/15/22                                        5,045         5,881
  6.875% due 08/15/25                                        2,090         2,266
  6.500% due 11/15/26                                        2,640         2,743
  6.375% due 08/15/27                                        3,965         4,063
United States Treasury Notes
  4.625% due 11/30/00                                        1,650         1,632
  6.250% due 04/30/01                                        1,655         1,676
  5.250% due 05/31/01                                        1,125         1,120
  6.500% due 05/31/01                                        3,815         3,882
  6.625% due 06/30/01                                       12,400        12,650
  7.875% due 08/15/01                                        2,470         2,583
  6.125% due 12/31/01                                           75            76
  6.250% due 01/31/02                                           30            30
  6.625% due 04/30/02                                        2,275         2,335
  6.500% due 05/31/02                                          330           337
  3.625% due 07/15/02 (g)                                    1,100         1,088
  5.750% due 11/30/02                                       19,670        19,710
  5.750% due 12/31/02                                        7,210         7,202
  5.500% due 02/28/03                                           85            84
  7.875% due 11/15/04                                        1,510         1,652
  6.500% due 05/15/05                                          155           160
  6.875% due 05/15/06                                        5,260         5,538
  6.500% due 10/15/06                                          105           108
  3.375% due 01/15/07                                        2,619         2,511
  6.625% due 05/15/07                                          725           755
  3.625% due 01/15/08                                        2,040         1,983
                                                                         -------
                                                                         156,975
                                                                         -------

YANKEE BONDS - 2.8%
Abbey National PLC
  6.700% due 06/29/49 (f)                                    2,125         1,981
Abitibi-Consolidated, Inc.
  7.400% due 04/01/18                                          400           371
  7.500% due 04/01/28                                          750           678
African Development Bank
  9.750% due 12/15/03                                          325           365
  6.750% due 10/01/04                                          300           303
  6.875% due 10/15/15                                        1,245         1,217
  8.800% due 09/01/19                                          295           355
Asian Development Bank
  8.000% due 04/30/01                                          175           181
  8.500% due 05/02/01                                          180           188
  6.250% due 10/24/05                                          315           313
Canadian National Railway Co.
  6.800% due 07/15/18                                          450           420
Canadian Occidental Petroleum, Ltd.
  7.400% due 05/01/28                                          900           817
Carter Holt Harvey, Ltd.
  8.875% due 12/01/04                                          350           367
Diageo Capital PLC
  6.125% due 08/15/05                                        1,800         1,738
Export-Import Bank Korea
  6.500% due 10/06/99                                        4,000         4,003
Hydro Quebec
 Series GH
  8.250% due 04/15/26                                          505           557
International American Development Bank
  6.950% due 08/01/26                                          155           161
Manitoba, Province of
 Series CB
  8.800% due 01/15/20                                          200           240
 Series CD
  9.250% due 04/01/20                                          200           250
National Westminster Bank PLC
  7.750% due 04/29/49 (f)                                    1,875         1,862
New Brunswick, Province of
  7.125% due 10/01/02                                          400           410
  9.750% due 05/15/20                                          190           245
Newfoundland, Province of
 10.000% due 12/01/20                                           90           117
Noranda Forest, Inc.
  6.875% due 11/15/05                                          250           234
Nova Scotia, Province of
  9.125% due 05/01/21                                          690           841
Quebec, Province of
  7.125% due 02/09/24                                          985           959
Royal Caribbean Cruises, Ltd.
  7.250% due 03/15/18                                          640           597
  7.500% due 10/15/27                                          300           281
Saskatchewan, Province of
  8.000% due 07/15/04                                        1,045         1,119



122 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                         ---------      -------
Trans-Canada Pipelines, Ltd.
  7.150% due 06/15/06                                          800          804
Tyco International Group SA
  6.375% due 06/15/05                                          700          686
United News & Media PLC
  7.250% due 07/01/04                                        1,100        1,099
                                                                        -------
                                                                         23,759
                                                                        -------

TOTAL LONG-TERM INVESTMENTS
(cost $860,856)                                                         848,389
                                                                        -------

                                                          NOTIONAL
                                                           AMOUNT
                                                           (000)
                                                             $
                                                         ---------
OPTIONS PURCHASED - 0.0%
United States Treasury 10 Year Notes (a)*
  Aug 99.37 Call                                             2,260           11
  Sept 96.73 Call                                            1,133           23
  Sept 97.19 Call                                            1,520           57
  Sept 98.13 Call                                            1,114           13
  Nov 100.11 Call                                            2,600           26
  Dec 90.58 Put                                              1,300           43
  Dec 90.66 Put                                              1,300           44
United States Treasury 30 Year Bonds (a)*
  Aug 100.41 Call                                            1,510            4
  Sept 95.06 Call                                            1,250            4
  Dec 90.16 Put                                              1,300           40
                                                                        -------

TOTAL OPTIONS PURCHASED
(cost $362)                                                                 265
                                                                        -------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                        ----------
PREFERRED STOCKS - 0.3%
Credit Lyonnais Capital S.C.A. - ADR                        60,000        1,530
Equity Office Property Trust
 Series B                                                   21,500          917
                                                                        -------

TOTAL PREFERRED STOCKS
(cost $2,605)                                                             2,447
                                                                        -------

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                         ---------      -------

SHORT-TERM INVESTMENTS - 11.6%
Federal Home Loan Mortgage Corp.
 Discount Note
  4.860% due 08/12/99 (b)(e)                                 1,150        1,143
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                                          98,114       98,114
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS
(cost $99,257)                                                           99,257
                                                                        -------

TOTAL INVESTMENTS - 110.7%
(identified cost $963,080)                                              950,358

OTHER ASSETS AND LIABILITIES, NET,
INCLUDING OPTIONS WRITTEN - (10.7%)                                     (91,944)
                                                                        -------

NET ASSETS - 100.0%                                                     858,414
                                                                        =======

*    $100,000 notional amount represents 1 contract.

(a)  Nonincome-producing security.

(b)  At cost, which approximates market.

(c)  Forward commitment.

(d)  Adjustable or floating rate security.

(e)  Rate noted is yield-to-maturity.

(f)  Perpetual floating rate note.

(g)  Held as collateral in connection with options written by the Fund.

(h)  Represents notional amounts.

Abbreviations:
ADR - American Depositary Receipt
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

  See accompanying notes which are an integral part of the financial statements.


                                                       Diversified Bond Fund 123

DIVERSIFIED BOND FUND

                                             Notional              Market
                                              Amount               Value
                                              (000)                (000)
                                                $                    $
                                           ------------        ------------

OPTIONS WRITTEN

Federal National Mortgage Association**
  Aug 95.78 Call                                  3,900                   5
  Aug 95.95 Call                                  2,650                   3
  Sept 94.20 Call                                 2,650                  18
  Sept 94.47 Call                                 1,650                   8
  Sept 96.06 Call                                 1,700                  13
United States Treasury 10 Year Notes*
  Nov 102.62 Call                                 2,600                  12
  Nov 96.09 Put                                   2,600                  34
  Dec 97.88 Put                                   2,300                  53
  Dec 97.95 Put                                   2,300                  54
  Dec 98.08 Put                                   2,300                  55
United States Treasury 30 Year Bonds*
  Feb 104.36 Call                                 1,900                   1
  Jul 105.25 Call                                 2,400                  --
  Sept 98.77 Call                                 1,250                  --
  Feb 93.80 Put                                   1,900                  66
  Feb 93.84 Put                                   1,900                  67
  Sept 91.47 Put                                  1,250                  14
                                                               ------------
Total Liability for Options Written
  (premiums received $438)                                              403
                                                               ============
*  $100,000 notional amount represents 1 contract.
** Represents 1 OTC contract.

See accompanying notes which are an integral part of the financial statements.


124  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $963,080) .......................................................                $   950,358
Cash ...................................................................................................                        252
Receivables:
 Dividends and interest ................................................................................                      8,910
 Investments sold (regular settlement) .................................................................                     41,748
 Investments sold (delayed settlement) .................................................................                     15,535
 Fund shares sold ......................................................................................                      1,545
                                                                                                                        -----------

   Total Assets ........................................................................................                  1,018,348

LIABILITIES
Payables:
 Investments purchased (regular settlement) .........................................        $    28,520
 Investments purchased (delayed settlement) .........................................            128,572
 Fund shares redeemed ...............................................................              2,081
 Accrued fees to affiliates .........................................................                332
 Other accrued expenses .............................................................                 26
Options written, at market value (premiums ..........................................                403
received $438) ......................................................................        -----------

   Total Liabilities ...................................................................................                    159,934
                                                                                                                        -----------

NET ASSETS .............................................................................................                $   858,414
                                                                                                                        ===========

NET ASSETS CONSIST OF:
Undistributed net investment income ....................................................................                $     3,972
Accumulated distributions in excess of net realized gain ...............................................                    (18,432)

Unrealized appreciation (depreciation) on:
 Investments ...........................................................................................                    (12,722)

 Options written .......................................................................................                         35
Shares of beneficial interest ..........................................................................                        382
Additional paid-in capital .............................................................................                    885,179
                                                                                                                        -----------

NET ASSETS .............................................................................................                $   858,414
                                                                                                                        ===========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,524,180 divided by 110,579 shares of $.01 par
 value
   shares of beneficial interest outstanding) ..........................................................                $     22.83
                                                                                                                        ===========
 Class E ($6,973,912 divided by 305,124 shares of $.01 par
 value
   shares of beneficial interest outstanding) ..........................................................                $     22.86
                                                                                                                        ===========
 Class S ($848,915,995 divided by 37,766,235 shares of $.01 par value
   shares of beneficial interest outstanding) ..........................................................                $     22.48
                                                                                                                        ===========

   See accompanying notes which are an integral part of the financial statemets.

                                                       Diversified Bond Fund 125

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Interest ...................................................................................................            $ 24,277
 Dividends from Money Market Fund ...........................................................................               2,044
 Dividends ..................................................................................................                 206
                                                                                                                         --------

   Total Investment Income ..................................................................................              26,527

EXPENSES
 Advisory fees .........................................................................             $  1,650
 Administrative fees ...................................................................                  212
 Custodian fees ........................................................................                  166
 Distribution fees - Class C ...........................................................                    5
 Transfer agent fees ...................................................................                  264
 Professional fees .....................................................................                   23
 Registration fees - Class S ...........................................................                   51
 Shareholder servicing fees - Class C ..................................................                    2
 Shareholder servicing fees - Class E ..................................................                    7
 Trustees' fees ........................................................................                    4
 Miscellaneous .........................................................................                   37
                                                                                                     --------

   Total Expenses ...........................................................................................               2,421
                                                                                                                         --------

Net investment income .......................................................................................              24,106
                                                                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...........................................................................               (8,588)
 Options written .......................................................................                  365              (8,223)
                                                                                                     --------
Net change in unrealized appreciation (depreciation) on:
 Investments ...........................................................................              (30,115)
 Options written .......................................................................                  (67)            (30,182)
                                                                                                     --------            --------

Net realized and unrealized gain (loss)  ...............................................                                  (38,405)
                                                                                                                         --------

Net increase (decrease) in net assets resulting from operations ........................                                 $(14,299)
                                                                                                                         ========

See accompanying notes which are an integral part of the financial statemets.

126 Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                              FOR THE SIX MONTHS     FOR THE YEAR
                                                                                             ENDED JUNE 30, 1999        ENDED
                                                                                                 (UNAUDITED)      DECEMBER 31, 1998
                                                                                             -------------------  -----------------
OPERATIONS
 Net investment income ...............................................................       $            24,106  $          45,167
 Net realized gain (loss)  ...........................................................                    (8,223)            15,381
 Net change in unrealized appreciation (depreciation).................................                   (30,182)              (183)
                                                                                             -------------------  -----------------

   Net increase (decrease) in net assets resulting from operations....................                   (14,299)            60,365
                                                                                             -------------------  -----------------
DISTRIBUTIONS
 From net investment income
   Class C ...........................................................................                       (27)                --
   Class E ...........................................................................                      (129)              (236)
   Class S ...........................................................................                   (19,978)           (44,831)
 In excess of net investment income
   Class E ...........................................................................                        --                 (5)
   Class S ...........................................................................                        --               (906)
 From net realized gain on investments
   Class E ...........................................................................                        --                (40)
   Class S ...........................................................................                        --             (7,014)
 In excess of net realized gain on investments
   Class C ...........................................................................                        (2)                --
   Class E ...........................................................................                       (30)               (27)
   Class S ...........................................................................                    (4,549)            (4,666)
                                                                                             -------------------  -----------------

     Net decrease from distributions .................................................                   (24,715)           (57,725)
                                                                                             -------------------  -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions.........................                   83,964            121,024
                                                                                             -------------------  -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................................                    44,950            123,664

NET ASSETS
 Beginning of period .................................................................                   813,464            689,800
                                                                                             -------------------  -----------------
 End of period (including undistributed net investment income of
   $3,972 at June 30, 1999)  .........................................................       $           858,414  $         813,464
                                                                                             ===================  =================

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  127

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        1999*
                                                                      ---------

NET ASSET VALUE, BEGINNING OF PERIOD ...........................      $   24.00
                                                                      ---------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c) .....................................            .46
 Net realized and unrealized gain (loss) on investments ........          (1.02)
                                                                      ---------

   Total Income From Investment Operations .....................           (.56)
                                                                      ---------

DISTRIBUTIONS
 From net investment income ....................................           (.48)
 From net realized gain on investments .........................           (.13)
                                                                      ---------

   Total Distributions .........................................           (.61)
                                                                      ---------

NET ASSET VALUE, END OF PERIOD .................................      $   22.83
                                                                      =========

TOTAL RETURN (%)(a) ............................................          (2.40)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ....................          2,524

 Ratios to average net assets (%)(b):
   Operating expenses ..........................................           1.57
   Net investment income .......................................           4.76

 Portfolio turnover rate (%)(b) ................................         140.23



* For the period January 27, 1999 (commencement of operations) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratio for the period ended June 30, 1999 is annualized.
(c) Average month-end shares outstanding were used for this calculation.


128 Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           YEARS ENDED DECEMBER 31,
                                                                                          ---------------------------
                                                                         1999*              1998              1997           1996**
                                                                      ------------      ------------      ------------      -------
NET ASSET VALUE, BEGINNING OF PERIOD .........................        $      23.92      $      24.06      $      22.98      $ 23.16
                                                                      ------------      ------------      ------------      -------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)  ..................................                 .63              1.32              1.22          .25
 Net realized and unrealized gain (loss) on investments ......               (1.04)              .45               .66         (.09)
                                                                      ------------      ------------      ------------      -------

   Total Income From Investment Operations ...................                (.41)             1.77              1.88          .16
                                                                      ------------      ------------      ------------      -------

DISTRIBUTIONS
 From net investment income ..................................                (.52)            (1.56)             (.72)        (.34)

 From net realized gain on investments .......................                (.13)             (.35)             (.08)          --
                                                                      ------------      ------------      ------------      -------

   Total Distributions .......................................                (.65)            (1.91)             (.80)        (.34)
                                                                      ------------      ------------      ------------      -------

NET ASSET VALUE, END OF PERIOD ...............................        $      22.86      $      23.92      $      24.06      $ 22.98
                                                                      ============      ============      ============      =======

TOTAL RETURN (%)(a)  .........................................               (1.78)             7.63              8.35          .67

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands) ..................               6,974             4,703             2,469          962

 Ratios to average net assets (%)(c):
   Operating expenses ........................................                 .82               .98              1.29         1.31
   Net investment income .....................................                5.47              5.42              5.64         5.75

 Portfolio turnover rate (%)(c)  .............................              140.23            216.88            172.43       138.98


*   For the six months ended June 30, 1999 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                      Diversified Bond Fund  129

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEARS ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------------
                                                1999*         1998            1997          1996           1995            1994
                                             ---------      --------       ---------      ---------      ---------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $   23.53      $  23.43       $   22.97      $   23.69      $   21.53      $    23.73
                                             ---------      --------       ---------      ---------      ---------      ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)  ..............         .65          1.38            1.45           1.47           1.54            1.46
 Net realized and unrealized gain (loss)
   on investments ........................       (1.03)          .47             .56           (.71)          2.18           (2.22)
                                             ---------      --------       ---------      ---------      ---------      ----------

   Total Income From Investment
     Operations ..........................        (.38)         1.85            2.01            .76           3.72            (.76)
                                             ---------      --------       ---------      ---------      ---------      ----------

DISTRIBUTIONS
 From net investment income ..............        (.54)        (1.40)          (1.47)         (1.48)         (1.56)          (1.42)
 From net realized gain on investments ...        (.13)         (.35)           (.08)           --              --            (.02)
                                             ---------      --------       ---------      ---------      ---------      ----------

   Total Distributions ...................        (.67)        (1.75)          (1.55)         (1.48)         (1.56)          (1.44)
                                             ---------      --------       ---------      ---------      ---------      ----------

NET ASSET VALUE, END OF PERIOD ...........   $   22.48      $  23.53       $   23.43      $   22.97      $   23.69      $    21.53
                                             =========      ========       =========      =========      =========      ==========

TOTAL RETURN (%)(a)  .....................       (1.67)         8.09            9.09           3.43          17.76           (3.25)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
   thousands) ............................     848,916       808,761         687,331        554,804        513,808         525,315

 Ratios to average net assets (%)(b):
   Operating expenses ....................         .57           .57             .60            .61            .59             .56
   Net investment income .................        5.69          5.83            6.35           6.46           6.69            6.57

 Portfolio turnover rate (%)(b) ..........      140.23        216.88          172.43         138.98         135.85          153.21


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


130  Diversified Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

                                           JUNE 30, 1999 (UNAUDITED)

                                             PRINCIPAL      MARKET
                                              AMOUNT         VALUE
                                               (000)         (000)
                                                 $             $
                                             ---------     ---------

LONG-TERM INVESTMENTS - 103.5%
ASSET-BACKED SECURITIES - 4.9%
ACLC Franchise Loan Receivables
 Series 1997-B, Class A1
  6.728% due 04/15/14                              951           927
Amresco Residential Securities
 Mortgage Loan Trust
 Series 1998-2 Class A1
  6.500% due 11/25/15 (b)                          216           216
ARG Funding Corp.
 Series 1999-1A Class A3
  6.020% due 05/20/04 (b)                        1,825         1,785
Chase Credit Card Master Trust
 Series 1997-3 Class A
  6.777% due 05/15/07                            3,700         3,655
Cityscape Home Equity Loan Trust
 Pass-thru Certificate
 Series 1996-2 Class A2
  7.200% due 04/25/11                              240           243
Contimortgage Home Equity
 Loan Trust
 Series 1996-4 Class A8
  7.220% due 01/15/28                              370           370
Federal Housing Authority
  7.430% due 07/01/22                            1,680         1,719
First Plus Home Loan Trust
 Step Up Bond
 Series 1998-5 Class A3
  6.060% due 09/10/11 (b)                        3,000         2,981
Fund America Investors Corp. II
 Pass-thru Certificate
 Series 1993-F Class A-1
  5.400% due 09/25/09                               51            50
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1996-C1, Class F
  7.860% due 11/15/06                              500           388
Green Tree Financial Corp.
 Series 1995-6 Class A3
  6.650% due 09/15/26                               10            10
 Series 1998-6 Class M1
  6.630% due 06/01/30 (b)                        1,800         1,695
 Series 1998-8 Class B1
  7.690% due 09/01/30                            2,115         2,031
Green Tree Recreational, Equipment
 & Consumer Loan Trust
 Series 1998-B Class A3
  6.050% due 10/15/10                              800           802
Greenwich Capital Acceptance, Inc.
 Series 1994 Class A-1
  8.040% due 11/25/24 (b)                           54            54
New Century Home Equity
 Loan Trust
 Series 1997-NC6 Class A4
  6.730% due 07/25/22                              300           299
Peco Energy Transition Trust
 Series 1999-A Class A6
  6.050% due 03/01/09                              600           575
 Series 1999-A Class A7
  6.130% due 03/01/09                            1,230         1,169
Student Loan Marketing Association
 Series 1997-3 Class A1
  5.110% due 04/25/06 (b)                        2,160         2,149
Student Loan Marketing
 Association Loan Trust
 Series 1996-4, Class A1
  4.990% due 07/25/04 (b)                        2,393         2,383
The Money Store Home Equity Trust
 Series 1998-B Class AF3
  6.040% due 08/15/17                            4,050         4,027
UCFC Home Equity Loan
 Series 1996-B1 Class A7
  8.200% due 09/15/27                              320           329
UCFC Home Equity Loan Trust
 Series 1998-A Class A7
  6.870% due 07/15/29                              340           334
                                                           ---------
                                                              28,191
                                                           ---------

CORPORATE BONDS AND NOTES - 31.9%
A.H. Belo Corp.
  6.875% due 06/01/02                              900           900
AAG Holding Co., Inc.
  6.875% due 06/01/08                              450           409
Adelphia Communications Corp.
  9.250% due 10/01/02                              200           203
  8.375% due 02/01/08                              120           116
 Series B
  8.375% due 02/01/08                              650           624
Ahold Finance USA, Inc.
  6.250% due 05/01/09                              375           353
  6.875% due 05/01/29                              500           463
AK Steel Corp.
  7.875% due 02/15/09                              150           144
Allied Waste North America, Inc.
 Series B
  7.375% due 01/01/04                              550           521
  7.625% due 01/01/06                            1,275         1,183
  7.875% due 01/01/09                              330           306
American Airlines, Inc.
  9.710% due 01/02/07 (a)                          299           317
 Series 1990-H
  9.800% due 01/02/08                            1,190         1,362

132  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                          $             $
                                                     -----------    -----------

American General Institutional Capital
 Series B
  8.125% due 03/15/46                                      1,260          1,329
American Standard Co.
  7.375% due 04/15/05                                      1,675          1,600
AmeriServe Food Distribution, Inc.
  8.875% due 10/15/06                                        115            105
AMR Corp.
  9.950% due 03/07/01 (MTN)                                1,000          1,051
Amresco, Inc.
 Series 98-A
  9.875% due 03/15/05                                        650            501
Aramark Corp.
  6.750% due 08/01/04                                      1,450          1,397
Archibald Candy Corp.
  10.250% due 07/01/04                                       260            260
AT&T Capital Corp. (MTN)
  6.410% due 08/13/99                                        310            310
  6.470% due 12/03/99                                        480            482
  6.480% due 12/03/99                                      1,100          1,104
Banesto Delaware, Inc.
  8.250% due 07/28/02                                        500            520
Bank of America Corp.
  5.175% due 03/05/01 (MTN)(b)                             5,000          4,990
Bank One Corp.
  5.625% due 02/17/04 (MTN)                                  900            863
Bankers Trust Corp.
  5.100% due 05/11/03 (b)                                  2,000          1,990
Bay View Capital Corp.
  9.125% due 08/15/07                                        740            696
Beaver Valley Funding Corp.
  9.000% due 06/01/17                                      1,470          1,613
BellSouth Capital Funding Corp.
  6.040% due 11/15/26 (a)                                    750            751
Bellwether Exploration Co.
  10.875% due 04/01/07                                       175            168
Beneficial Corp.
  5.559% due 04/02/02 (MTN)(b)                             2,000          2,001
Building Materials Corp.
  8.000% due 10/15/07                                      1,400          1,330
Chancellor Media Corp.
  8.000% due 11/01/08                                         90             88
Charter Communications Holdings LLC
 Step Up Bond
 Zero Coupon due 04/01/11 (b)                                150             93
  8.250% due 04/01/07 (b)                                    750            714
  8.625% due 04/01/09 (b)                                    125            120
Chase Manhattan Corp.
  6.750% due 09/15/06 (MTN)                                  320            319
  7.250% due 06/01/07                                        380            388
Chase Manhattan Corp. New
  6.500% due 08/01/05                                        125            124
Circus Circus Enterprise, Inc.
  9.250% due 12/01/05                                        275            279
Citicorp
  5.090% due 08/13/02 (MTN)(b)                             2,000          1,996
  6.375% due 11/15/08 (MTN)                                1,025            972
Classic Cable, Inc.
  9.875% due 08/01/08                                        100            104
Cleveland Electric Illumination Co.
  7.430% due 11/01/09                                        260            258
Cleveland Electric/Toledo Edison
 Series B
  7.670% due 07/01/04                                        100            102
Coastal Corp.
  6.200% due 05/15/04                                      1,850          1,808
Colonial Realty L.P.
  7.500% due 07/15/01 (a)                                    775            776
Columbia/HCA Healthcare Corp.
  8.020% due 08/05/02 (MTN)                                2,000          1,951
  8.360% due 04/15/24                                        400            376
Commercial Federal Corp.
  7.950% due 12/01/06 (a)                                    100             99
Conmed Corp.
  9.000% due 03/15/08                                        350            350
Connecticut Light & Power Co.
  7.750% due 06/01/02                                        195            200
  7.875% due 10/01/24                                        975          1,017
Conseco Finance Trust III
  8.796% due 04/01/27                                      1,250          1,143
Conseco Financing Trust II
  8.700% due 11/15/26                                        875            789
Continental Airlines, Inc.
  9.500% due 12/15/01                                      1,445          1,506
CP Limited Partnership
  8.750% due 03/02/00                                        500            508
Crescent Real Estate Equities
  6.625% due 09/15/02                                        900            823
  7.125% due 09/15/07                                      1,000            860
Crown Central Petroleum Corp.
  10.875% due 02/01/05                                        95             91
CSC Holdings, Inc.
  7.875% due 12/15/07                                        690            692
  7.250% due 07/15/08                                        395            376
  7.625% due 07/15/18                                      1,000            928
Delco Remy International, Inc.
  10.625% due 08/01/06                                       145            149
Deutsche Bank Capital Funding Trust I
  7.872% due 12/29/49 (b)                                    850            818
Dresdner Funding Trust I
  8.151% due 06/30/31                                        345            342

                                                    Multistrategy Bond Fund  133

MULTISTRATEGY BOND FUND

                                              JUNE 30, 1999 (UNAUDITED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                           $              $
                                                      -----------    -----------

Dresser Industries, Inc.
  7.600% due 08/15/96                                          910           918
Echostar DBS Corp.
  9.250% due 02/01/06                                          270           275
EOP Operating, LP
  6.500% due 01/15/04                                        1,100         1,072
EOP Operating, Ltd.
  6.376% due 02/15/02                                          670           661
ERAC USA Finance Co.
  6.350% due 01/15/01 (MTN)                                    725           721
Exide Corp.
  2.900% due 12/15/05                                          750           456
Extendicare Health Services, Inc.
  9.350% due 12/15/07                                        1,150           857
First Republic Bancorp
  7.750% due 09/15/12                                          750           700
First Security Corp.
  5.875% due 11/01/03                                        3,400         3,268
Fleet Credit Card, LLC
  6.450% due 10/30/00                                          700           703
Ford Motor Credit Co.
  5.316% due 03/05/01 (MTN)(b)                               5,000         5,008
  8.200% due 02/15/02                                        2,755         2,874
  5.800% due 01/12/09                                        1,540         1,407
Fox/Liberty Networks, LLC
  8.875% due 08/15/07                                        1,045         1,087
Fred Meyer, Inc.
  7.375% due 03/01/05                                          325           329
Fugi JGB Investment LLC
  9.870% due 12/31/49 (e)                                    2,545         2,214
Global Crossings Holdings, Ltd.
  9.625% due 05/15/08                                          350           378
Golden State Holdings
  7.125% due 08/01/05                                        1,400         1,351
Goldman Sachs Group
  5.278% due 02/22/02 (MTN)(b)                               5,000         5,005
Granite Broadcasting Corp.
  8.875% due 05/15/08                                          200           194
Grove Holdings, LLC
 Step Up Bond
  1.000% due 05/01/09 (b)                                      250            75
Grove Worldwide, LLC
  9.250% due 05/01/08                                          150           135
GS Escrow Corp.
  7.000% due 08/01/03                                        1,700         1,663
GTE Corp.
  6.840% due 04/15/18                                          455           434
  6.940% due 04/15/28                                          670           634
GTE North, Inc.
  6.900% due 11/01/08                                          195           196
Gulf States Steel
 13.500% due 04/15/03                                           70            13
Haven Capital Trust I
 10.460% due 02/01/27                                          200           188
Hayes Lemmerz International, Inc.
 11.000% due 07/15/06                                           50            54
  8.250% due 12/15/08                                          185           176
Health Care REIT, Inc.
  7.625% due 03/15/08                                          825           784
HMH Properties, Inc.
 Series C
  8.450% due 12/01/08                                          175           165
Hollywood Park, Inc.
 Series B
  9.500% due 08/01/07                                          135           134
Horseshoe Gaming Holding
  8.625% due 05/15/09                                        1,100         1,064
IMC Global, Inc.
  7.400% due 11/01/02                                          450           454
  7.625% due 11/01/05                                          900           916
Imperial Capital Trust I
 Series B
  9.980% due 12/31/26                                          250           242
Integrated Health Services, Inc.
  5.750% due 01/01/01                                          275           177
Intermedia Communications, Inc.
 Series B
  8.500% due 01/15/08                                          205           188
Interpool Capital Trust
 Series B
  9.875% due 02/15/27                                          500           448
ITC Deltacom, Inc.
 11.000% due 06/01/07                                          140           151
ITT Corp.
  6.250% due 11/15/00                                        3,000         2,933
Jackson Products, Inc.
  9.500% due 04/15/05                                          250           247
James Cable Partners, LP
 10.750% due 08/15/04                                          215           224
K Mart Corp.
  7.820% due 01/02/02 (MTN)                                    700           691
  7.840% due 01/02/02 (MTN)                                    900           889
  7.770% due 07/02/02 (MTN)                                    700           685
  7.470% due 07/31/02 (MTN)                                    500           485
  9.780% due 01/05/20                                        1,000         1,025
Kaufman and Broad Home Corp.
  7.750% due 10/15/04                                          300           299
Lear Corp.
  7.960% due 05/15/05                                        1,850         1,790

134  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                              JUNE 30, 1999 (UNAUDITED)

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                               (000)         (000)
                                                 $             $
                                            -----------    ----------

Lehman Brothers Holdings, Inc.
  6.625% due 04/01/04                             1,745         1,700
  7.625% due 06/01/06                               475           488
 Series E
  5.900% due 04/02/02 (MTN)(b)                    3,000         3,017
 Series F
  7.000% due 05/15/03 (MTN)                         600           596
Level 3 Communications, Inc.
  9.125% due 05/01/08                               425           418
Long Island Savings Bank
  7.000% due 06/13/02                               650           653
Lyondell Chemical Co.
  9.625% due 05/01/07                                80            82
  9.875% due 05/01/07                                80            82
MCI WorldCom, Inc.
  6.125% due 04/15/02 (b)                           765           760
  8.875% due 01/15/06                             1,120         1,192
  7.750% due 04/01/07                             1,325         1,388
McLeodUSA, Inc.
  8.375% due 03/15/08                               825           773
  8.125% due 02/15/09                             1,130         1,045
Merck & Co., Inc.
 Series B
  5.760% due 05/03/37 (MTN)                       2,765         2,770
Merita Bank, Ltd.
  7.150% due 12/29/49 (e)                         1,200         1,192
Merrill Lynch & Co., Inc.
  5.295% due 08/03/00 (MTN)(b)                    5,000         5,017
  6.875% due 11/15/18                               540           506
Metromedia Fiber Network
  10.000% due 11/15/08                              125           128
Metromedia Fiber Network, Inc.
 Series B
  10.000% due 11/15/08                              145           149
MMI Capital Trust I
 Series B
  7.625% due 12/15/27                             1,425         1,176
Morgan Stanley Dean Witter
 Series C
  5.820% due 06/19/00 (MTN)(b)                    3,000         2,977
Motors and Gears, Inc.
 Series D
  10.750% due 11/15/06                              345           349
Natexix Ambs Co., LLC
 Series A
  8.440% due 12/29/49 (e)                           425           406
National Westminster Bank
  9.375% due 11/15/03                               295           326
New England Education Loan Marketing
 Corp.
  5.170% due 06/11/01 (MTN)(b)                    4,000         4,000
News America, Inc.
  7.625% due 11/30/28                             1,300         1,246
Nextel Communications, Inc.
  9.750% due 08/15/04                             1,510         1,533
 Step Up Bond
 Zero Coupon due 09/15/07 (b)                       705           511
  9.950% due 02/15/08                               425           293
Nextel Communications, Inc.
 Step Up Bond
 Zero Coupon due 01/15/04 (b)                       160           162
NEXTLINK Communications, Inc.
  9.625% due 10/01/07                                75            72
  10.750% due 11/15/08                            1,175         1,207
 Step Up Bond
 Zero Coupon due 06/01/09 (b)                     3,350         1,956
 Step Up Bond
 Zero Coupon due 04/15/08 (b)                       625           375
Niagara Mohawk Power Corp.
  8.750% due 04/01/22                               500           532
 Series B
  7.000% due 10/01/00                             3,000         3,011
Norfolk Southern Corp.
  7.700% due 05/15/17                               550           565
  7.050% due 05/01/37                             1,110         1,128
 Series A
  7.400% due 09/15/06 (MTN)                         290           297
North Atlantic Energy Corp.
 Series A
  9.050% due 06/01/02                               731           752
Northwest Airlines Inc.
  7.625% due 03/15/05                             2,370         2,169
Ocwen Capital Trust
  10.875% due 08/01/27                              675           527
Ocwen Federal Bank
  12.000% due 06/15/05                              300           295
Ocwen Financial Corp.
  11.875% due 10/01/03                              725           698
Optel, Inc.
 Series B
  11.500% due 07/01/08                              825           582
Oxford Automotive, Inc.
  10.125% due 06/15/07                               50            49
 Series D
  10.125% due 06/15/07                               65            65
Paging Network, Inc.
  8.875% due 02/01/06                               125            85
  10.125% due 08/01/07                              395           288
  10.000% due 10/15/08                              705           486
Paine Webber Group, Inc.
  6.450% due 12/01/03                               500           487
  6.375% due 05/15/04                               425           413

                                         Multistrategy Bond Fund  135

MULTISTRATEGY BOND FUND

                                             JUNE 30, 1999 (UNAUDITED)

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                               (000)         (000)
                                                 $             $
                                            -----------    -----------

Pantry, Inc.
 10.250% due 10/15/07                               265           270
Pathmark Stores
 9.625% due 05/01/03                                105           107
Paxson Communications Corp.
 11.625% due 10/01/02                               550           568
Philip Morris Cos., Inc.
 6.150% due 03/15/00                              3,000         3,012
Premier Parks, Inc.
 Step Up Bond
 Zero Coupon due 04/01/08 (b)                       375           249
Prime Succession Acquisition Co.
 10.750% due 08/15/04                               400           331
Providian Capital I
 Series A
 9.525% due 02/01/27                                250           236
Prudential Insurance Co. of America
 6.875% due 04/15/03                                700           702
 6.375% due 07/23/06                                475           463
Psinet, Inc.
 11.500% due 11/01/08                               145           152
PX Escrow Corp.
 Step Up Bond
 Zero Coupon  due 02/01/06 (b)                    1,650         1,007
Qwest Communications International, Inc.
 7.250% due 11/01/08                                200           195
Regal Cinemas, Inc.
 9.500% due 06/01/08                                285           268
Republic Services, Inc.
 7.125% due 05/15/09                                175           171
Revlon Worldwide
 Series B
 Zero Coupon due 03/15/01 (b)                     2,375         1,585
Rose Hills Corp.
 9.500% due 11/15/04                                500           451
Salomon Smith Barney Holdings
 7.980% due 03/01/00                                400           406
Seagate Technology, Inc.
 7.450% due 03/01/37                                850           789
Shopping Center Associates
 7.625% due 05/15/05                                500           499
Simon Debartolo Group LP
 6.625% due 06/15/03                                500           489
Simon Debartolo Group LP
 6.750% due 07/15/04                                850           828
Societe Generale
 7.850% due 04/29/49 (e)                            300           294
Societe Generale Real Estate Co. LLC
 Series A
 7.640% due 12/29/49 (e)                            150           142
Spieker Properties, LP
 6.950% due 12/15/02                                500           496
Summit Properties Partmership
 7.200% due 08/15/07                                625           583
TCI Communications, Inc.
 5.985% due 09/11/00 (MTN)(b)                     2,000         1,993
 6.340% due 02/01/02                                570           572
 6.375% due 05/01/03                                 95            95
 9.650% due 03/31/27                                735           832
Tenet Healthcare Corp.
 7.875% due 01/15/03                                 50            49
 6.000% due 12/01/05                              1,425         1,094
 7.625% due 06/01/08                                225           213
Time Warner, Inc.
 7.975% due 08/15/04                                225           235
 8.110% due 08/15/06                                600           629
 8.180% due 08/15/07                                450           475
 8.050% due 01/15/16                              1,050         1,091
 6.850% due 01/15/26                              2,590         2,575
Tokai Preferred Capital Co. LLC
 9.980% due 12/29/49 (b)                          1,500         1,380
Toledo Edison Co.
 8.700% due 09/01/02                                500           514
Toll Brothers Corp.
 7.750% due 09/15/07                              1,175         1,125
Trenwick Capital Trust I
 8.820% due 02/01/37                                625           568
Tricon Global Restaurants, Inc.
 7.450% due 05/15/05                                825           823
TV Guide, Inc.
 8.125% due 03/01/09                                260           246
TXU Electric Capital V
 8.175% due 01/30/37                                830           836
U.S. Bancorp
 Series J
 6.000% due 05/15/04 (MTN)                          950           924
Union Planters Bank
 6.500% due 03/15/18                                475           449
United Companies Financial Corp.
 8.375% due 07/01/05                                625            31
US Air, Inc.
 9.625% due 02/01/01                              1,125         1,148
Valero Energy
 6.750% due 12/15/02                                820           801
Walt Disney Co.
 Series E
 5.125% due 12/15/03 (MTN)                        1,350         1,284
Waste Management, Inc.
 6.875% due 05/15/09                                575           559
Webster Capital Trust I
 9.360% due 01/29/27                                250           250

136  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                              JUNE 30, 1999 (UNAUDITED)

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                               (000)         (000)
                                                 $             $
                                            -----------    ----------

Wellsford Residential Property Trust
 9.375% due 02/01/02                                475           503
Wheeling-Pittsburgh Corp.
 9.250% due 11/15/07                                220           210
                                                           ----------
                                                              184,929
                                                           ----------

EURODOLLAR BONDS - 7.0%
Amvescap PLC
 6.600% due 05/15/05                                750           721
Argentina, Republic of
 11.447% due 04/10/05 (b)                         2,510         2,234
 Series 10
 5.688% due 04/01/00                                167           166
 Series L
 5.938% due 03/31/05 (b)                          1,460         1,243
Auxiliaire Credit Foncier
 5.000% due 09/25/02 (b)                          1,070         1,010
Cemex SA
 8.500% due 08/31/00 (MTN)                        1,000         1,010
Citicorp
 5.050% due 06/27/02 (MTN)(b)                     3,000         2,988
Credit Lyonnais
 5.063% due 07/10/00 (b)                          4,000         3,980
 6.438% due 09/19/49 (e)                          1,340         1,236
Ford Motor Credit Co. (b)
 5.125% due 01/17/02                              2,175         2,167
 5.813% due 02/13/03                              2,000         1,990
Household Bank Nevada NA
 5.188% due 10/22/03 (MTN)(b)                     4,000         3,980
Indah Kiat Finance Mauritius, Ltd.
 10.000% due 07/01/07                               530           366
Korea Electric Power Corp.
 6.375% due 12/01/03                                180           168
Morgan Stanley Dean Witter
 5.287% due 03/11/03 (MTN)(b)                     1,700         1,694
Okobank
 6.450% due 10/29/49 (b)                             90            90
 Series E
 5.599% due 09/29/49 (MTN)                          750           753
Philippines, Republic of
 6.500% due 12/01/17 (b)                          1,000           855
 9.875% due 01/15/19                                705           690
Poland, Republic of
 Step-Up Bond
 4.000% due 10/27/14 (b)                            540           475
 5.000% due 10/27/14 (b)                          3,370         2,966
Skandinaviska Enskilda Banken (e)
 6.625% due 03/29/49 (MTN)(b)                       510           502
 7.500% due 03/29/49 (b)                            630           584
 8.125% due 09/06/49 (b)                            475           463
 6.500% due 12/29/49 (b)                          2,200         2,092
Sumitomo Bank International Finance NV
 8.500% due 06/15/09                                470           471
Telefonica De Argentina SA
 9.125% due 05/07/08                                750           660
United Mexican States
 6.250% due 12/31/19                              4,810         3,547
Venezuela, Republic of
 9.250% due 09/15/27                              2,550         1,660
                                                           ----------
                                                               40,761
                                                           ----------

MORTGAGE-BACKED SECURITIES - 50.1%
Advanta Mortgage Loan Trust
 Series 97-4 Class M1
 7.040% due 01/25/29                              1,600         1,608
Bear Stearns Mortgage Securities Inc.
 Series 1998-2 Class B
 6.750% due 04/30/30 (b)                          1,665         1,630
Chase Commercial Mortgage Securities
 Corp.
 Series 1997-2 Class D
 6.600% due 12/19/07                              1,500         1,391
CMC Securities Corp. III
 6.750% due 05/25/28                              5,000         4,780
Commercial Mortgage Asset Trust
 Series 1999-C1 Class A3
 6.640% due 09/17/10                              2,200         2,124
DLJ Commercial Mortgage Corp.
 Series 1999-CG1 Class A1A
 6.080% due 08/10/08                              1,850         1,805
Federal Home Loan Mortgage Corp.
 6.000% 30 Year TBA Gold (d)                     12,700        11,944
 6.500% 30 Year TBA Gold (d)                      7,500         7,241
 Series 1037, Class Z
 9.000% due 02/15/21                                838           877
 Series 2006 Class B
 6.500% due 08/15/23                              5,348         5,343
Federal Home Loan Mortgage Corp.
 Participation Certificate
 7.000% due 2009                                    347           349
 8.500% due 2025                                    798           834
 8.500% due 2027                                  3,953         4,130
 6.000% due 2028                                    952           895
 6.500% due 2029                                  1,781         1,719
Federal National Mortgage Association
 Zero Coupon due 02/25/23                           950           604
 6.000% 15 Year TBA (d)                           7,810         7,544
 6.500% 15 Year TBA (d)                           4,020         3,961
 6.000% 30 Year TBA (d)                          20,050        18,834
 6.500% 30 Year TBA (d)                          17,630        17,007
 6.500% 30 Year TBA (d)                           9,100         8,779
 7.000% 30 Year TBA (d)                           8,600         8,500

                                         Multistrategy Bond Fund  137

MULTISTRATEGY BOND FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                           $             $
                                                      -----------   -----------

  8.000% 30 Year TBA (d)                                   17,435        17,909
  6.000% due 2003                                             174           172
 10.000% due 2005                                             149           157
  6.500% due 2014                                           5,253         5,176
  7.424% due 2023 (b)                                         500           520
  9.000% due 2025                                           2,658         2,805
  7.718% due 2026 (b)                                       3,575         3,665
  8.500% due 2026 (f)                                       2,057         2,149
  6.000% due 2029                                          20,592        19,337
  6.500% due 2029                                           5,866         5,659
  Series 1997-77 Class G
  6.500% due 05/18/23                                       2,671         2,664
Federal National Mortgage Association
 REMIC
 Series 1992-10, Class ZD
  8.000% due 11/25/21                                       1,806         1,837
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1997-C1 Class A2
  6.850% due 09/15/06 (b)                                     230           232
Government National Mortgage
 Association
  6.000% 30 Year TBA Jumbo (d)                              9,000         8,328
  6.000% 30 Year TBA (d)                                    2,500         2,336
  6.500% 30 Year TBA (d)                                   34,360        33,026
  8.000% 30 Year TBA (d)                                    2,575         2,645
  9.000% due 2017                                           2,030         2,162
  6.125% due 2023 (b)                                         577           585
  6.375% due 2023 (b)                                       1,163         1,180
  6.625% due 2023 (b)                                         372           376
  6.125% due 2024 (b)                                       1,171         1,189
  6.125% due 2024 (b)                                       1,340         1,360
  7.000% due 2024                                           2,952         2,971
  8.000% due 2024                                             183           188
  7.000% due 2025                                             782           772
  8.000% due 2025                                             758           780
  7.000% due 2026                                           2,107         2,127
  8.000% due 2026                                           1,539         1,583
  8.500% due 2026                                           1,538         1,606
  6.375% due 2027 (b)                                       2,203         2,231
  6.500% due 2027                                             963           973
  7.000% due 2027                                             667           669
  7.000% due 2027 (f)                                         998         1,007
  7.000% due 2028                                           9,643         9,514
  6.500% due 2029                                           2,194         2,110
  7.000% due 2029                                           7,826         7,721
Heller Financial Commercial
 Mortgage Asset Co.
 Series 1999-PH1 Class A2
  6.847% due 05/15/31                                       1,250         1,242
Kidder Peabody Acceptance Corp.
 Series 1994-C1, Class B
  6.850% due 02/01/06                                       1,065         1,077
MBNA Master Credit Card Trust
 Series 1994-B, Class B
  5.120% due 01/15/02 (b)                                   2,000         2,000
Midland Realty Acceptance Corp.
 Series 1996-C2 Class A2
  7.233% due 01/25/29                                       1,000         1,007
Morgan Stanley Capital I, Inc.
 Series 1998-XL1 Class A3
  6.480% due 05/03/08                                       2,550         2,463
Nomura Asset Securities Corp.
  6.590% due 03/17/28                                       2,150         2,090
Norwest Asset Securities Corp.
 Series 1997-21 Class A2
  7.000% due 01/25/28                                       2,616         2,614
 Series 1999-2 Class A16
  6.500% due 02/25/29                                       3,000         2,862
Option One Mortgage Secs Corp. Nim
  9.660% due 06/25/29                                         996           968
Residential Funding Mortgage
 Securities I
 Series 1993-S20 Class A8
  6.980% due 06/25/08                                         900           903
 Series 1997-S6 Class A5
  7.000% due 05/25/12                                       1,000           985
Residential Funding Mortgage
 Securities II
 Series 1997-HS5 Class M1
  7.010% due 05/25/27                                       1,400         1,391
Resolution Trust Corp.
 Series 1994 - C2 Class G
  8.000% due 04/25/25                                         241           243
 Series 1994-1 Class M-2
  7.750% due 09/25/29 (b)                                     377           380
Resolution Trust Corp. Mortgage
 Pass-thru Certificate
 Series 1995-1, Class 2-C
  7.500% due 10/25/28 (b)                                     120           120
Salomon Brothers Mortgage
 Securities VII
 Series 1999-NC3 Class A
  5.518% due 07/25/29                                       5,000         5,000
Salomon Brothers Mortgage
 Securities VII, Inc.
 Mortgage Pass-thru Certificate
 Series 1994-16, Class A
  7.730% due 11/25/24 (b)                                     402           408


138  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                          (000)         (000)
                                                            $             $
                                                       -----------   -----------

Structured Asset Mortgage Investments, Inc.
 Series 1998-11 Class A18
 6.750% due 01/25/29                                         2,000         1,923
Structured Aties Corp.
 Mortgage Pass-thru Certificate
 Series 1996-CFL, Class C
 6.525% due 02/25/28                                           250           247
                                                                     -----------
                                                                         289,543
                                                                     -----------

UNITED STATES GOVERNMENT AGENCIES - 0.1%
Federal National Mortgage Association
 5.125% due 02/13/04                                           800           767
                                                                     -----------

UNITED STATES GOVERNMENT TREASURIES -
7.1%
United States Treasury Bonds
 8.125% due 05/15/21 (f)                                     2,150         2,618
 8.000% due 11/15/21                                         4,160         5,016
 6.625% due 02/15/27 (f)                                     6,220         6,569
 3.875% due 04/15/29                                         2,950         2,909
United States Treasury Notes
 4.625% due 11/30/00                                         1,575         1,558
 5.250% due 05/31/01                                           575           572
 6.625% due 04/30/02 (f)                                     1,850         1,899
 3.625% due 07/15/02 (f)                                     1,700         1,682
 5.750% due 11/30/02                                           800           802
 7.250% due 05/15/04                                           545           579
 3.375% due 01/15/07                                         2,704         2,592
 6.250% due 02/15/07                                         6,600         6,725
 3.625% due 01/15/08                                         1,900         1,846
 4.750% due 11/15/08                                         2,700         2,479
 3.875% due 01/15/09                                         1,698         1,678
United States Treasury Principal Strip
 8.750% due 05/15/17                                         5,350         1,734
                                                                     -----------
                                                                          41,258
                                                                     -----------

YANKEE BONDS - 2.4%
Amvescap PLC
 6.600% due 05/15/05                                           175           165
Asia Pulp & Paper Finance IX, Ltd.
 9.060% due 10/04/01 (b)                                     1,200           895
Bangko Sentral Philipinas
 8.600% due 06/15/27                                         1,255           971
Colombia, Republic of
 9.705% due 08/13/05 (b)                                       910           792
Colt Telecom Group PLC
 Step Up Bond
 Zero Coupon due 12/15/06 (b)                                  600           495
Crown Packaging Enterprise, Ltd. Step
 Up Bond
 Zero Coupon due 08/01/06 (b)                                  300            15
Diamond Cable Communications PLC Step
 Up Bond
 Zero Coupon due 02/15/07 (b)                                  490           380
Ecuador, Republic of
 6.000% due 02/27/15 (b)                                       352           114
Edperbrascan Corp.
 7.125% due 12/16/03                                           925           895
Empresa Nacional de Electricidad SA
 8.125% due 02/01/97                                           650           524
Grupo Iusacell SA de CV
 10.000% due 07/15/04                                          750           692
Grupo Televisa SA
 Step Up Bond
 Zero Coupon due 05/15/08 (b)                                1,125           911
HMV Media Group PLC
 Series B
 10.250% due 05/15/08                                          160           162
Indah Kiat Finance Mauritius
 10.000% due 07/01/07                                           95            66
Korea Electric Power Corp.
 7.000% due 10/01/02                                           630           610
 7.000% due 02/01/27                                           305           281
 6.750% due 08/01/27                                         1,350         1,242
National Westminster Bank PLC
 7.750% due 04/29/49 (b)                                       600           596
Royal Caribbean Cruises, Ltd.
 7.500% due 10/15/27                                         1,400         1,313
Santander Finnish Issuances
 6.088% due 09/30/49 (b)                                       500           459
St. George Bank, Ltd.
 7.150% due 10/01/05                                           700           690
TFM SA de CV Step Up Bond (b)
 Zero Coupon due 06/15/09                                      370           219
 Zero Coupon due 06/15/09                                    1,160           692
YPF Sociedad Anonima
 7.250% due 03/15/03                                           370           358
 8.000% due 02/15/04                                           230           224
                                                                     -----------
                                                                          13,761
                                                                     -----------

TOTAL LONG-TERM INVESTMENTS
(cost $609,387)                                                          599,210
                                                                     -----------


                                                     Multistrategy Bond Fund 139

MULTISTRATEGY BOND FUND


                                                      JUNE 30, 1999 (UNAUDITED)

                                                        NOTIONAL        MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                            $             $
                                                       ------------   --------
OPTIONS PURCHASED - 0.1%
Japan Government Bond (c)**
  July 99.38 Put                                       JPY  954,800         11
Japan Government Bonds 10 Year (c)**
  Feb 96.03 Put                                        JPY1,875,900        101
United States Treasury Notes (c)*
  Aug 99.37 Call                                              3,187         15
  Nov 100.11 Call                                             3,700         37
  Aug 100.41 Call                                             2,200          5
  Aug 97.19 Call                                              2,220         83
  Sept 98.13 Call                                             1,333         16
  Sept 96.73 Call                                             2,533         53
  Dec 90.58 Put                                               1,900         63
  Dec 90.66 Put                                               1,900         64
United States Treasury Bonds (c)*
  Oct 96.61 Call                                                550          2
  Dec 90.16 Put                                               1,900         59
                                                                      --------

TOTAL OPTIONS PURCHASED
(cost $1,055)                                                              509
                                                                      --------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                       ------------
PREFERRED STOCKS - 1.8%
American RE Capital                                              18        460
Australia & New Zealand Banking
  Group, Ltd.                                                     5        145
California Federal Preferred Capital
  Corp. Series A                                                105      2,745
Centaur Funding Corp.                                             1        624
Citigroup, Inc.                                                  18        906
Equity Office Property Trust                                     18        767
Global Crossing Holdings, Ltd.                                   10      1,060
Lehman Brothers Holdings, Inc.                                   22        926
NB Capital Corp.                                                 28        704
Pinto Totta International Finance, Ltd.                           1      1,174
Primedia, Inc.                                                    5        480
                                                                      --------

TOTAL PREFERRED STOCKS
(cost $10,184)                                                           9,991
                                                                      --------

                                                         PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                       ------------
SHORT-TERM INVESTMENTS - 17.6%
Emerson Electric Co.
  4.880% due 07/06/99 (a)                                     1,200      1,199
Federal Home Loan Mortgage
 Discount Note
  5.030% due 09/17/99                                           100         99
Federal National Mortgage Association
 Discount Note (a)
  4.920% due 07/06/99                                         2,850      2,848
  4.790% due 07/08/99                                         4,375      4,371
Frank Russell Investment Company Money
 Market Fund,
 due on demand (a)                                           90,196     90,196
United States Treasury Bills
  4.605% due 09/16/99 (f)                                     1,245      1,233
US West Capital Funding Commercial
 Paper Discount Note
  5.957% due 03/24/00                                         2,000      1,911
                                                                     ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $101,858)                                                        101,857
                                                                     ---------
TOTAL INVESTMENTS - 123.0%
(cost $722,484)                                                        711,567

OTHER ASSETS AND LIABILITIES, NET,
INCLUDING OPTIONS WRITTEN  - (23.0%)                                  (132,871)
                                                                     ---------

NET ASSETS - 100.0%                                                    578,696
                                                                     =========

*    Each contract represents $100,000 notional value.
**   Represents 1 OTC contract.
(a)  At cost, which approximates market.
(b)  Adjustable or floating rate security.
(c)  Nonincome-producing security.
(d)  Forward commitment. See Note 2.
(e)  Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g)  Rate noted is yield-to-maturity.

Abbreviations:
ADR - American Depository Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
JPY - Japanese yen
USD - U.S. dollar

See accompanying notes which are an integral part of the financial statements.

140 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      JUNE 30, 1999 (UNAUDITED)

                                                                   UNRELIALIZED
                                                    NUMBER         APPRECIATION
                                                      OF          (DEPRECIATION)
                                                  CONTRACTS*           (000)
                                                --------------    -------------

FUTURES CONTRACTS

LONG POSITIONS
Eurodollar Financial
   expiration date 12/99                                    17    $         (33)
   expiration date 03/00                                    17              (39)
   expiration date 06/00                                    17              (42)
   expiration date 09/00                                    21              (47)
   expiration date 03/01                                     4               (5)
   expiration date 06/01                                     4               (6)
   expiration date 09/01                                    12              (19)
United States Treasury 5 Year Note
   expiration date 09/99                                    54               17
United States Treasury 10 Year Note
   expiration date 09/99                                   282             (163)
United States Treasury 30 Year Bond
   expiration date 09/99                                   216               87
SHORT POSITIONS
United States Treasury 5 Year Bond
   expiration date 09/99                                   283              266
United States Treasury 10 Year Note
   expiration date 09/99                                    26              (29)
United States Treasury 30 Year Bond
   expiration date 09/99                                    13              (16)
                                                                  -------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                      $         (29)
                                                                  =============


                                                   NOTIONAL           MARKET
                                                    AMOUNT            VALUE
                                                    (000)             (000)
                                                      $                 $
                                                --------------    -------------
OPTIONS WRITTEN

Eurodollar Futures*
 Dec 94.25 Put                                              10                3
Federal National Mortgage Association*
 Aug 95.78 Call                                          5,500                7
 Aug 95.95 Call                                          3,900                5
 Sep 94.20 Call                                          3,875               26
 Sep 94.47 Call                                          1,975               10
 Sep 96.06 Call                                          3,800               30
United States Treasury Bonds*
 Oct 93.48 Put                                             550               14
 Feb 93.80 Put                                           2,700               94
 Feb 93.84 Put                                           2,700               95
 Feb 104.36 Call                                         2,700                2
United States Treasury Notes*
 Nov 96.09 Put                                           3,700               48
 Nov 102.62 Call                                         3,700               16
 Dec 97.95 Put                                           3,400               80
 Dec 98.08 Put                                           3,400               82
 Dec 98.88 Put                                           3,400               78
United States Treasury Bond Futures*
 Aug 112.00 Put                                              4                2
 Aug 114.00 Put                                             57               63
 Aug 126.00 Call                                            43                1
                                                                  -------------

Total Liability for Options Written
 (premium received $689)                                                    656
                                                                  =============


Forward Foreign Currency Exchange Contracts

                                                                    UNREALIZED
 CONTRACTS TO           IN EXCHANGE                                APPRECIATION
   DELIVER                 FOR                SETTLEMENT          (DEPRECIATION)
    (000)                 (000)                  DATE                  (000)
---------------     ------------------     ----------------       -------------
JPY    16,883       USD          142           09/17/99           $           1
JPY     3,103       USD           26           09/17/99                      --
                                                                  -------------

                                                                  $           1
                                                                  =============


  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 141

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $722,484)..................   $  711,567
Cash..............................................................          120
Forward foreign currency exchange contracts (cost $168)...........          168
Receivables:
 Dividends and interest...........................................        6,001
 Investments sold (regular settlement)............................       11,715
 Investments sold (delayed settlement)............................        6,180
 Fund shares sold.................................................        1,232
 Daily variation margin on futures contracts......................          228
                                                                     ----------

   Total Assets...................................................      737,211

LIABILITIES
Payables:
 Investments purchased (regular settlement).........  $        949
 Investments purchased (delayed settlement).........       154,652
 Fund shares redeemed...............................         1,638
 Accrued fees to affiliates.........................           381
 Other accrued expenses.............................            72
Forward foreign currency exchange contracts
(cost $168).........................................           167
Options written, at market value
(premiums received $689)............................           656
                                                      ------------

   Total Liabilities..............................................      158,515
                                                                     ----------

NET ASSETS........................................................   $  578,696
                                                                     ==========

NET ASSETS CONSIST OF:
Undistributed net investment income...............................   $    2,494
Accumulated distributions in excess of net realized gain..........      (11,457)
Unrealized appreciation (depreciation) on:
 Investments......................................................      (10,917)
 Futures contracts................................................          (29)
 Options written..................................................           33
Shares of beneficial interest.....................................          591
Additional paid-in capital........................................      597,981
                                                                     ----------

NET ASSETS........................................................   $  578,696
                                                                     ==========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,945,651 divided by 301,808 shares of $.01 par
 value shares of beneficial interest outstanding).................   $     9.76
                                                                     ==========
 Class E ($3,567,914 divided by 364,975 shares of $.01 par
 value shares of beneficial interest outstanding).................   $     9.78
                                                                     ==========
 Class S ($572,182,733 divided by 58,470,764 shares of $.01 par
 value shares of beneficial interest outstanding).................   $     9.79
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.


142  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Interest.........................................................   $   16,115
 Dividends from Money Market Fund.................................        2,210
 Dividends........................................................          503
                                                                     ----------

   Total Investment Income........................................       18,828

EXPENSES
 Advisory fees........................................... $  1,658
 Administrative fees.....................................      142
 Custodian fees..........................................      116
 Distribution fees - Class C.............................        4
 Transfer agent fees.....................................      300
 Professional fees.......................................       18
 Registration fees - Class S.............................       38
 Shareholder servicing fees - Class C....................        2
 Shareholder servicing fees - Class E....................        4
 Trustees' fees..........................................        4
 Miscellaneous...........................................       28
                                                          --------

 Expenses before reductions..............................    2,314
 Expense reductions......................................      (30)
                                                          --------

   Expenses, net..................................................        2,284
                                                                     ----------

Net investment income.............................................       16,544
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments.............................................   (8,959)
 Futures contracts.......................................   (1,875)
 Options written.........................................      707
 Foreign currency-related transactions...................       15      (10,112)
                                                          --------
Net change in unrealized appreciation
(depreciation) on:
 Investments.............................................  (11,261)
 Futures contracts.......................................      496
 Options written.........................................     (117)
 Foreign currency-related transactions...................        5      (10,877)
                                                          --------   ----------

Net realized and unrealized gain (loss)...........................      (20,989)
                                                                     ----------
Net increase (decrease) in net assets
resulting from operations.........................................   $   (4,445)
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  143

MULTISTRATEGY BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                             FOR THE SIX MONTHS     FOR THE YEAR
                                                                            ENDED JUNE 30, 1999        ENDED
                                                                                (UNAUDITED)       DECEMBER 31, 1998
                                                                            -------------------   -----------------
OPERATIONS
 Net investment income...................................................   $            16,544   $          29,477
 Net realized gain (loss)................................................               (10,112)             10,515
 Net change in unrealized appreciation (depreciation)....................               (10,877)             (6,774)
                                                                            -------------------   -----------------

   Net increase (decrease) in net assets resulting from operations.......                (4,445)             33,218
                                                                            -------------------   -----------------
DISTRIBUTIONS
 From net investment income
   Class C...............................................................                   (24)                 --
   Class E...............................................................                   (71)                (42)
   Class S...............................................................               (13,605)            (29,426)
 In excess of net investment income
   Class E...............................................................                    --                  (1)
   Class S...............................................................                    --                (557)
 From net realized gain on investments
   Class E...............................................................                    --                 (45)
   Class S...............................................................                    --             (11,128)
 In excess of net realized gain on investments
   Class E...............................................................                    (2)                 (3)
   Class S...............................................................                  (431)               (701)
                                                                            -------------------   -----------------

     Net decrease from distributions ....................................               (14,133)            (41,903)
                                                                            -------------------   -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions...........                46,917             121,730
                                                                            -------------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..............................                28,339             113,045

NET ASSETS
 Beginning of period.....................................................               550,357             437,312
                                                                            -------------------   -----------------
 End of period (including undistributed net
   investment income of $2,494 and accumulated
   distributions in excess of net investment
   income of $350, respectively).........................................   $           578,696   $         550,357
                                                                            ===================   =================

See accompanying notes which are an integral part of the financial statements.


144  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------


NET ASSET VALUE, BEGINNING OF PERIOD..............................   $    10.14
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)........................................          .19
 Net realized and unrealized gain (loss) on investments...........         (.54)
                                                                     ----------

   Total Income From Investment Operations........................         (.35)
                                                                     ----------

DISTRIBUTIONS
 From net investment income.......................................         (.02)
 From net realized gain on investments............................         (.01)
                                                                     ----------

   Total Distributions............................................         (.03)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD....................................   $     9.76
                                                                     ==========

TOTAL RETURN (%)(a)...............................................        (1.58)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands).......................        2,946

 Ratios to average net assets (%)(b):
   Operating expenses.............................................         1.81
   Net investment income..........................................         4.90

 Portfolio turnover rate (%)(b)...................................       121.84

* For the period January 27, 1999 (commencement of sale) to June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) Average month-end shares outstanding were used for this calculation.


                                                    Multistrategy Bond Fund  145

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                  1999*          1998**
                                                               -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $     10.10     $     10.30
                                                               -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)..................................           .29             .16
 Net realized and unrealized gain (loss) on investments.....          (.37)            .07
                                                               -----------     -----------

   Total Income From Investment Operations..................          (.08)            .23
                                                               -----------     -----------

DISTRIBUTIONS
 From net investment income.................................          (.23)           (.20)
 From net realized gain on investments......................          (.01)           (.23)
                                                               -----------     -----------

   Total Distributions......................................          (.24)           (.43)
                                                               -----------     -----------

NET ASSET VALUE, END OF PERIOD..............................   $      9.78     $     10.10
                                                               ===========     ===========

TOTAL RETURN (%)(a).........................................          (.85)           1.89

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands).................         3,568           2,610

 Ratios to average net assets (%)(b)(d):
   Operating expenses, net..................................          1.05              --
   Operating expenses, gross................................          1.07              --
   Net investment income....................................          5.59              --

 Portfolio turnover rate (%)(b).............................        121.84          334.86

*    For the six months ended June 30, 1999 (Unaudited).
**   For the period September 11, 1998 (commencement of sale) to December 31,
     1998.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operations.


146 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                          YEARS ENDED DECEMBER 31,
                                 ----------------------------------------------
                         1999*     1998     1997      1996     1995      1994
                         ------  -------  --------  --------  -------  --------

NET ASSET VALUE,
BEGINNING OF PERIOD ...  $10.11  $ 10.26  $  10.11  $  10.25  $  9.29  $  10.31
                         ------  -------  --------  --------  -------  --------

INCOME FROM INVESTMENT
OPERATIONS
 Net investment
income (c).............     .29      .60       .60       .61      .65       .58
 Net realized and
   unrealized gain
   (loss) on
   investments.........    (.36)     .08       .33      (.12)     .97     (1.03)
                         ------  -------  --------  --------  -------  --------
 Total Income From
   Investment
   Operations..........    (.07)     .68       .93       .49     1.62      (.45)
                         ------  -------  --------  --------  -------  --------

DISTRIBUTIONS
 From net investment
   income..............    (.24)    (.60)     (.61)     (.62)    (.66)     (.57)
 From net realized gain
   on investments......    (.01)    (.23)     (.17)     (.01)      --        --
                         ------  -------  --------  --------  -------  --------
   Total Distributions     (.25)    (.83)     (.78)     (.63)    (.66)     (.57)
                         ------  -------  --------  --------  -------  --------
NET ASSET VALUE,
END OF PERIOD..........  $ 9.79  $ 10.11  $  10.26  $  10.11  $ 10.25  $   9.29
                         ======  =======  ========  ========  =======  ========

TOTAL RETURN (%)(a)....    (.75)    6.79      9.50      4.97    17.92     (4.35)

RATIOS/SUPPLEMENTAL
DATA:
   Net Assets, end of
   period ($ in
   thousands).......... 572,183  547,747   437,312   305,428  218,765   173,035

 Ratios to average net
   assets (%)(b):
   Operating expenses,
   net.................     .80      .80       .80       .81      .85       .85
   Operating expenses,
   gross...............     .81      .81       .83       .88      .89       .90
   Net investment
   income..............    5.82     5.76      5.93      6.19     6.61      6.26

 Portfolio turnover
   rate (%)(b).........  121.84   334.86    263.75    145.38   142.26    136.39


*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



                                                    Multistrategy Bond Fund  147

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 27 different investment portfolios, referred to as "Funds." These financial statements report on ten Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund (one of the Funds of the Investment Company not presented herein) pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,615 of unrealized appreciation, were combined with those of the Fixed Income II Fund to form the new Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,262,776 and $163,684,403, respectively.

   In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the period ended June 30, 1999:

                                                                                    ADDITIONAL
                                UNDISTRIBUTED NET          ACCUMULATED NET           PAID-IN
                                INVESTMENT INCOME        REALIZED GAIN (LOSS)        CAPITAL
                               --------------------     ----------------------     ------------
  Short Term Bond Fund         $             42,226     $          (9,588,387)     $  9,546,161


   Effective May 18, 1998, pursuant to approval of the Investment Company's Board of Trustees, Class C shares were renamed Class E shares. As of July 8, 1996, the ten Funds that are reported in these financial statements with the exception of the Short Term Bond Fund made available Class S and Class E shares, and as of January 27, 1999, they made available Class C shares. In addition, the Short Term Bond Fund made available Class E shares on February 18, 1999, and Class C shares on March 3, 1999. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class E shares are charged a shareholder servicing fee of 0.25% of average net assets. Class C shares are charged a shareholder servicing fee of 0.25% and a 12b-1 distribution fee of 0.75%. Class S shares are charged no such fees. Prior to May 18, 1998 Class E shares were charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25%, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

148 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Funds, respectively, as realized capital gains or an adjustment to its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

   AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

   At December 31, 1998, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                    12/31/02         12/31/03         12/31/04          12/31/05       12/31/06       TOTALS
                                  -----------      -----------      -----------       -----------    ------------  -------------
  International Securities        $        --      $        --      $        --       $        --    $  2,107,743  $   2,107,743
  Emerging Markets                         --        2,887,175          348,806                --      56,335,864     59,571,845
  Real Estate Securities                   --               --               --                --       2,693,062      2,693,062
  Short Term Bond                   3,290,212          698,949        1,746,912           574,853              --      6,310,926

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1999 are as follows:

                                                                                                                   NET
                                                                  GROSS                  GROSS                  UNREALIZED
                                        FEDERAL TAX             UNREALIZED             UNREALIZED              APPRECIATION
                                            COST               APPRECIATION          (DEPRECIATION)           (DEPRECIATION)
                                       ----------------        --------------       ----------------         ----------------
  Diversified Equity                   $1,125,042,455         $  435,226,670         $  (19,801,129)         $  415,425,541
  Special Growth                          561,065,904            122,427,497            (21,460,504)            100,966,993
  Equity Income                           199,961,551             42,620,998             (3,950,897)             38,670,101
  Quantitative Equity                   1,057,895,631            469,527,978            (21,637,182)            447,890,796
  International Securities                879,831,609            149,191,408            (38,962,786)            110,228,622
  Emerging Markets                        346,608,029             61,263,767            (37,808,648)             23,455,119
  Real Estate Securities                  616,728,829             58,145,464            (25,611,753)             32,533,711
  Short-Term Bond                         506,891,563                597,673             (4,426,481)             (3,828,808)
  Diversified Bond                        971,226,407              7,794,083            (28,662,896)            (20,868,813)
  Multistrategy Bond                      723,790,442              3,053,320            (15,276,752)            (12,223,432)


                                               Notes to Financial Statements 149

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets. In addition, Class E shares will pay shareholder servicing fees along with other expenses that may be attributable to that Class. Prior to May 18, 1998, Class E shares were charged a 12b-1 distribution fee. Class C shares will pay 12b-1 distribution fees along with other expenses that may be attributable to that class.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.


150  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1999, are presented on the Statement of Net Assets for the applicable Funds.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial


                                              Notes to Financial Statements  151

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

   settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the period ended June 30, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                  PURCHASES            SALES                                       PURCHASES            SALES
                                 --------------     --------------                               --------------     --------------

   Diversified Equity            $660,016,762      $652,132,291        Emerging Markets          $166,474,010       $170,552,418
   Special Growth                 373,752,514       348,540,294        Real Estate Securities     161,190,310        115,668,847
   Equity Income                  148,017,754       175,148,745        Short-Term Bond            144,058,885        101,048,843
   Quantitative Equity            510,134,315       496,612,845        Diversified Bond           147,362,333        134,075,608
   International Securities       636,019,077       610,082,647        Multistrategy Bond         118,238,206         95,206,448

   Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                     PURCHASES             SALES
                                   ---------------     --------------
   Short-Term Bond                 $  299,236,606      $  225,901,231
   Diversified Bond                 1,008,181,519         936,706,730
   Multistrategy Bond                 977,460,789         944,701,199

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended June 30, 1999 were as follows:


   DIVERSIFIED BOND                         WRITTEN OPTIONS
                                       NUMBER OF        PREMIUMS
                                     CONTRACTS (1)      RECEIVED
                                    ---------------  --------------
    Outstanding December 31, 1998               117  $      167,531
    Opened                                      281         748,845
    Closed                                      (16)       (242,759)
    Expired                                     (29)       (235,481)
                                    ---------------  --------------
    Outstanding June 30, 1999                   353         438,136
                                    ===============  ==============

   MULTISTRATEGY BOND                       WRITTEN OPTIONS
                                       NUMBER OF        PREMIUMS
                                     CONTRACTS (1)      RECEIVED
                                    ---------------  --------------
    Outstanding December 31, 1998               167  $      251,452
    Opened                                      339       1,128,356
    Closed                                      (36)       (420,264)
    Expired                                     (17)       (270,971)
                                    ---------------  --------------
    Outstanding June 30, 1999                   453         688,573
                                    ===============  ==============
   (1) Each contract represents $100,000 notional value.

4. RELATED PARTIES
   ADVISOR: FRIMCo operates and administers all of the Funds which comprise the Investment Company, and advises the Money Market and U.S. Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

152  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

   For the period ended June 30, 1999, the advisory fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Advisory Agreement with that firm, amounted to $5,196,662 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund. Effective December 1, 1998, the advisory fee annual rates were reduced by the Administrator fee of .05%; the new rates are:

                              ANNUAL RATE                            ANNUAL RATE
                              -----------                            -----------
   Diversified Equity            0.73%      Emerging Markets             1.15%
   Special Growth                0.90       Real Estate Securities       0.80
   Equity Income                 0.75       Short Term Bond              0.45
   Quantitative Equity           0.73       Diversified Bond             0.40
   International Securities      0.90       Multistrategy Bond           0.60

   The Advisor has contractually agreed to waive a portion of its 0.60% advisory fee for the Multistrategy Bond Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended June 30, 1999 was $30,147.

   FRIMCo calculates its advisory fee based on average daily net assets for each Fund, less any advisory fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the LifePoints Funds and the Funds listed above, with the exception of the Equity Income Fund, (the "Underlying Funds") in which the LifePoints Funds invest, expenses from the operation of the LifePoints Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the LifePoints Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any LifePoints Fund, the Advisor will reimburse certain costs on behalf of the respective LifePoint Fund.

   For the period ended June 30, 1999, the special servicing expense charged to the Underlying Funds amounted to:

                                   AMOUNT                                AMOUNT
       UNDERLYING FUNDS             PAID         UNDERLYING FUNDS         PAID
   ---------------------------------------    ----------------------------------
   Diversified Equity            $  70,873    Real Estate Securities    $ 22,298
   Special Growth                   23,239    Short Term Bond             86,827
   Quantitative Equity              71,941    Diversified Bond            67,326
   International Securities         57,779    Multistrategy Bond          32,077
   Emerging Markets                 13,599

   ADMINISTRATOR: Effective December 1, 1998, the Investment Company's Board of Trustees approved a plan to pay a .05% fee of the average daily net assets of the Funds to FRIMCo, in accordance with the Investment Company's Advisory Agreement with that firm. The fee paid to FRIMCo for the ten Funds reported herein for the period ended June 30, 1999 was $1,861,953 before waivers.

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the period ended June 30, 1999 were $4,474,620.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments tof the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.


                                              Notes to Financial Statements  153

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1999 WERE AS FOLLOWS:


                                                                                                   SHAREHOLDER
                                                                                                   SERVICING &
                                 ADVISORY      ADMINISTRATION      ANALYTIC         TRANSFER       DISTRIBUTION
                                   FEES             FEES         SERVICE FEES      AGENT FEES          FEES             Totals
                              --------------   --------------   --------------   --------------   --------------    --------------
 Diversified Equity           $      883,769   $       60,902   $        2,090   $       28,572   $        7,460    $      982,793
 Special Growth                      465,719           25,975            2,517          174,911            3,052           672,174
 Equity Income                       144,629            9,702            1,190           68,080              641           224,242
 Quantitative Equity                 837,529           59,541              518           13,109            5,835           916,532
 International Securities            729,213           40,663           10,057           78,959            3,238           862,130
 Emerging Markets                    388,196           15,264            5,603          189,553            1,356           599,972
 Real Estate Securities              467,771           27,021              650          170,630            1,817           667,889
 Short-Term Bond                     182,476           20,494               --          135,745            2,142           340,857
 Diversified Bond                    271,773           34,912               --           21,356            3,479           331,520
 Multistrategy Bond                  315,387           23,756               --           38,696            2,888           380,727
                              --------------   --------------   --------------   --------------   --------------    --------------
                              $    4,686,462   $      318,230   $       22,625   $      919,611   $       31,908    $    5,978,836
                              ==============   ==============   ==============   ==============   ==============    ==============

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such tran sactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the period ended June 30, 1999 were as follows:

  Diversified Equity       $    113,468     Equity Income           $    40,039     International Securities     $    80,413
  Special Growth                 14,709     Quantitative Equity          11,141     Emerging Market                   26,414

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $39,933 for the period ended June 30, 1999, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 17 other affiliated Funds not presented herein.

154  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

5. MONEY MARKET FUND

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of June 30, 1999, $471,480,000 of the Money Market Fund's net assets represents investments by these Funds and $383,085,000 represents the investments of other affiliated Funds not presented herein.

6. FUND SHARE TRANSACTIONS

   Share transactions for the period ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                                                      SHARES                                 DOLLARS (000)
                                                          --------------------------------          -------------------------------
                                                              1999                 1998                 1999                 1998
 DIVERSIFIED EQUITY                                       -----------          -----------          -----------          ----------
  CLASS S
 Proceeds from shares sold                                 4,459,756            9,507,360           $  237,980           $  448,918
 Proceeds from reinvestment of distributions                 191,634            1,274,778                9,883               59,999
 Payments for shares redeemed                             (4,432,535)          (8,070,726)            (236,559)            (384,259)
                                                          ----------           ----------           ----------            ---------
 Net increase (decrease)                                     218,855            2,711,412               11,304              124,658
                                                          ----------           ----------           ----------            ---------

 CLASS E (a)
 Proceeds from shares sold                                   135,723              123,298                7,262                5,595
 Proceeds from reinvestment of distributions                   1,571                5,378                   81                  257
 Payments for shares redeemed                                (21,708)             (18,482)              (1,188)                (892)
                                                          ----------           ----------           ----------            ---------
 Net increase (decrease)                                     115,586              110,194                6,155                4,960
                                                          ----------           ----------           ----------            ---------

 CLASS C (b)
 Proceeds from shares sold                                   116,469                   --                6,294                   --
 Proceeds from reinvestment of distributions                      92                   --                    5                   --
 Payments for shares redeemed                                 (5,620)                  --                 (304)                  --
                                                          ----------           ----------           ----------           ----------
 Net increase (decrease)                                     110,941                   --                5,995                   --
                                                          ----------           ----------           ----------           ----------
 Total increase (decrease)                                   445,382            2,821,606           $   23,454           $  129,618
                                                          ==========           ==========           ==========           ==========

SPECIAL GROWTH
 CLASS S
 Proceeds from shares sold                                 3,037,692            6,148,876           $  128,834           $  275,513
 Proceeds from reinvestment of distributions                   4,561              617,896                  183               25,944
 Payments for shares redeemed                             (2,787,955)          (5,540,547)            (118,339)            (242,340)
                                                          ----------           ----------           ----------            ---------
 Net increase (decrease)                                     254,298            1,226,225               10,678               59,117
                                                          ----------           ----------           ----------            ---------

 CLASS E (a)
 Proceeds from shares sold                                    63,844               98,025                2,640                4,008
 Proceeds from reinvestment of distributions                      46                5,154                    2                  203
 Payments for shares redeemed                                (34,728)             (29,520)              (1,442)              (1,255)
                                                          ----------           ----------           ----------            ---------
 Net increase (decrease)                                      29,162               73,659                1,200                2,956
                                                          ----------           ----------           ----------            ---------

 CLASS C (b)
 Proceeds from shares sold                                    53,003                   --                2,246                   --
 Proceeds from reinvestment of distributions                       1                   --                   --                   --
 Payments for shares redeemed                                 (3,259)                  --                 (141)                  --
                                                          ----------           ----------           ----------            ---------
 Net increase (decrease)                                      49,745                   --                2,105                   --
                                                          ----------           ----------           ----------            ---------
 Total increase (decrease)                                   333,205            1,299,884           $   13,983            $  62,073
                                                          ==========           ==========           ==========            =========



(a) Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C for the period ended June 30, 1999 are for the period January 27, 1999 (commencement of sale of shares) to June 30, 1999.

                                              Notes to Financial Statements  155

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

                                                                  SHARES                              DOLLARS (000)
                                                    ---------------------------------       ---------------------------------
                                                         1999                1998               1999                 1998
                                                    -------------       -------------       -------------       -------------
EQUITY INCOME
  CLASS S
  Proceeds from shares sold                               879,480           2,229,736       $      35,728       $      93,208
  Proceeds from reinvestment of distributions             165,433             512,914               6,369              20,629
  Payments for shares redeemed                         (1,511,671)         (2,196,713)            (61,306)            (91,318)
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease)                                (466,758)            545,937             (19,209)             22,519
                                                    -------------       -------------       -------------       -------------
  CLASS E (a)
  Proceeds from shares sold                                11,096              22,270                 454                 940
  Proceeds from reinvestment of distributions                 598                 547                  23                  21
  Payments for shares redeemed                             (2,720)            (13,005)               (112)               (543)
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease)                                   8,974               9,812                 365                 418
                                                    -------------       -------------       -------------       -------------
  CLASS C (b)
  Proceeds from shares sold                                18,548                  --                 765                  --
  Proceeds from reinvestment of distributions                  48                  --                   2                  --
  Payments for shares redeemed                             (1,194)                 --                 (49)                 --
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease)                                  17,402                  --                 718                  --
                                                    -------------       -------------       -------------       -------------
  Total increase (decrease)                              (440,382)            555,749       $     (18,126)      $      22,937
                                                    =============       =============       =============       =============

QUANTITATIVE EQUITY
  CLASS S
  Proceeds from shares sold                             5,554,910          10,401,417       $     245,126       $     411,247
  Proceeds from reinvestment of distributions             376,162           1,801,116              15,941              71,013
  Payments for shares redeemed                         (5,495,970)         (8,361,539)           (243,550)           (332,333)
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease)                                 435,102           3,840,994              17,517             149,927
                                                    -------------       -------------       -------------       -------------
  CLASS E (a)
  Proceeds from shares sold                                52,366             135,230               2,358               5,167
  Proceeds from reinvestment of distributions               2,411               7,335                 102                 292
  Payments for shares redeemed                             27,490             (30,285)             (1,245)             (1,234)
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease)                                  82,267             112,280               1,215               4,225
                                                    -------------       -------------       -------------       -------------
  CLASS C (b)
  Proceeds from shares sold                               126,662                  --               5,692                  --
  Proceeds from reinvestment of distributions                 165                  --                   7                  --
  Payments for shares redeemed                             (5,960)                 --                (269)                 --
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease)                                 120,867                  --               5,430                  --
                                                    -------------       -------------       -------------       -------------
  Total increase (decrease)                               638,236           3,953,274       $      24,162       $     154,152
                                                    =============       =============       =============       =============

(a) Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C for the period ended June 30, 1999 are for the period January 27, 1999 (commencement of sale of shares) to June 30, 1999.


156  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)


                                                          SHARES                                       DOLLARS
                                         ---------------------------------------------------------------------------------
INTERNATIONAL SECURITIES                     1999                   1998                  1999                    1998
                                         ------------          -------------         --------------         --------------
  CLASS S
  Proceeds from shares sold                 2,677,402              5,496,045          $     164,856          $     326,448
  Proceeds from reinvestment of
   distributions                               11,621                171,775                    687                 10,072
  Payments for shares redeemed             (2,712,520)            (5,562,388)              (167,229)              (329,404)
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                     (23,497)               105,432                 (1,686)                 7,116
                                         ------------          -------------         --------------         --------------
  CLASS E (a)
  Proceeds from shares sold                    36,351                 59,331                  2,245                  3,346
  Proceeds from reinvestment of
   distributions                                   --                    588                     --                     35
  Payments for shares redeemed                (15,279)               (10,159)                  (950)                  (591)
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                      21,072                 49,760                  1,295                  2,790
                                         ------------          -------------         --------------         --------------

  CLASS C (b)
  Proceeds from shares sold                    45,782                     --                  2,835                     --
  Proceeds from reinvestment of
   distributions                                    5                     --                     --                     --
  Payments for shares redeemed                 (2,049)                    --                   (126)                    --
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                      43,738                     --                  2,709                     --
                                         ------------          -------------         --------------         --------------
  Total increase (decrease)                    41,313                155,192          $       2,318          $       9,906
                                         ============          =============         ==============         ==============
EMERGING MARKETS
  CLASS S
  Proceeds from shares sold                 9,239,080             22,508,124          $      81,722          $     221,964
  Proceeds from reinvestment of
    distributions                             179,941                188,272                  1,447                  2,070
  Payments for shares redeemed             (8,221,643)           (16,241,312)               (75,159)              (149,675)
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                   1,197,378              6,455,084                  8,010                 74,359
                                         ------------          -------------         --------------         --------------
  CLASS E (a)
  Proceeds from shares sold                   506,630                  4,558                  5,149                     38
  Proceeds from reinvestment of
    distributions                                  57                     --                      1                     --
  Payments for shares redeemed                (29,637)                    --                   (291)                    --
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                     477,050                  4,558                  4,859                     38
                                         ------------          -------------         --------------         --------------
  CLASS C (b)
  Proceeds from shares sold                    48,797                     --                    458                     --
  Proceeds from reinvestment of
   distributions                                   44                     --                     --                     --
  Payments for shares redeemed                   (511)                    --                     (5)                    --
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                      48,330                     --                    453                     --
                                         ------------          -------------         --------------         --------------
  Total increase (decrease)                 1,722,758              6,459,642          $      13,322          $      74,397
                                         ============          =============         ==============         ==============

REAL ESTATE SECURITIES
  CLASS S
  Proceeds from shares sold                 5,500,637              9,286,206          $     135,765          $     254,637
  Proceeds from reinvestment of
    distributions                             374,033              1,114,356                  8,769                 30,226
  Payments for shares redeemed             (4,346,794)            (6,759,461)              (107,866)              (178,741)
                                         ------------          -------------         --------------         --------------
  Net increase (decrease)                   1,527,876              3,641,101                 36,668                106,122
                                         ------------          -------------         --------------         --------------

 (a) Effective May 18, 1998, Class C was renamed Class E.

 (b) Share transactions for Class C for the period ended June 30, 1999 are for the period January 27, 1999 (commencement of sale of shares) to June 30, 1999.

                                                Notes fo Financial Statement 157

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)


                                                                  SHARES                             DOLLARS (000)
REAL ESTATE SECURITIES, CONTINUED                   ---------------------------------      ----------------------------------
  CLASS E (a)                                           1999               1998                1999                1998
                                                    -------------       -------------      --------------      --------------
  Proceeds from shares sold                               204,129              28,391               5,391                 715
  Proceeds from reinvestment of distributions                 320                 375                   7                   9
  Payments for shares redeemed                            (13,894)             (6,530)               (353)               (183)
                                                    -------------       -------------      --------------      --------------
  Net increase (decrease)                                 190,555              22,236               5,045                 541
                                                    -------------       -------------      --------------      --------------

  CLASS C (b)
  Proceeds from shares sold                                36,689                  --                 918                  --
  Proceeds from reinvestment of distributions                 138                  --                   3                  --
  Payments for shares redeemed                             (1,610)                 --                 (40)                 --
                                                    -------------       -------------      --------------      --------------
  Net increase (decrease)                                  35,217                  --                 881                  --
                                                    -------------       -------------      --------------      --------------
  Total increase (decrease)                             1,753,648           3,663,337      $       42,594      $      106,663
                                                    =============       =============      ==============      ==============
SHORT-TERM BOND
  CLASS S
  Proceeds from shares sold                             8,531,591           6,088,176       $     158,419      $      112,707
  Shares issued in connection with
    acquisition of Volatility
    Constrained Bond Fund                               8,934,738                  --             163,684                  --
  Proceeds from reinvestment of distributions             309,836             604,269               5,675              11,141
  Payments for shares redeemed                         (5,140,183)         (5,088,094)            (94,696)            (94,296)
                                                    -------------        ------------       -------------       -------------
  Net increase (decrease)                              12,635,982           1,604,351             233,082              29,552
                                                    -------------        ------------       -------------       -------------
  CLASS E (c)
  Proceeds from shares sold                               518,225                  --               9,502                  --
  Proceeds from reinvestment of distributions                 387                  --                   7                  --
  Payments for shares redeemed                            (12,820)                 --                (235)                 --
                                                    -------------        ------------       -------------       -------------
  Net increase (decrease)                                 505,792                  --               9,274                  --
                                                    -------------        ------------       -------------       -------------
  CLASS C (d)
  Proceeds from shares sold                                30,044                  --                 553                  --
  Proceeds from reinvestment of distributions                 216                  --                   4                  --
  Payments for shares redeemed                            (20,244)                 --                (370)                 --
                                                    -------------        ------------       -------------       -------------
  Net increase (decrease)                                  10,016                  --                 187                  --
                                                    -------------        ------------       -------------       -------------
  Total increase (decrease)                            13,151,790           1,604,351       $     242,543       $      29,552
                                                    =============        ============       =============       =============
DIVERSIFIED BOND
  CLASS S
  Proceeds from shares sold                             9,757,441          15,009,859       $     224,965       $     355,143
  Proceeds from reinvestment of distributions             634,074           1,508,462              14,561              35,660
  Payments for shares redeemed                         (6,998,663)        (11,474,358)           (160,699)           (272,067)
                                                    -------------        ------------       -------------       -------------
  Net increase (decrease)                               3,392,852           5,043,963              78,827             118,736
                                                    -------------        ------------       -------------       -------------

(a) Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C for the period ended June 30, 1999 are for the period January 27, 1999 (commencement of sale of shares) to June 30, 1999.

(c) Share transactions for Class E for the period ended June 30, 1999 are for the period February 18, 1999 (commencement of sale of shares) to June 30, 1999.

(d) Share transactions for Class C for the period ended June 30, 1999 are for the period March 3, 1999 (commencement of sale of shares) to June 30, 1999

158 Notes to Financial Statement

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

                                                               SHARES                             DOLLARS (000)
                                                 ---------------------------------       ---------------------------------
DIVERSIFIED BOND, CONTINUED                          1999                 1998                1999                1998
  Class E(a)                                     --------------      -------------       -------------       -------------
  Proceeds from shares sold                             120,800            155,188               2,826               3,757
  Proceeds from reinvestment of distributions             5,353              6,059                 125                 146
  Payments for shares redeemed                          (17,629)           (67,274)               (409)             (1,615)
                                                 --------------      -------------       -------------       -------------
  Net increase (decrease)                               108,524             93,973               2,542               2,288
                                                 --------------      -------------       -------------       -------------
  CLASS C (b)
  Proceeds from shares sold                             120,277                 --               2,818                  --
  Proceeds from reinvestment of distributions             1,025                 --                  24                  --
  Payments for shares redeemed                          (10,723)                --                (247)                 --
                                                 --------------      -------------       -------------       -------------
  Net increase (decrease)                               110,579                 --               2,595                  --
                                                 --------------      -------------       -------------       -------------
  Total increase (decrease)                           3,611,955          5,137,936       $      83,964       $     121,024
                                                 ==============      =============       =============       =============
MULTISTRATEGY BOND
  CLASS S
  Proceeds from shares sold                          12,960,093         22,246,273       $     129,487       $     228,942
  Proceeds from reinvestment of distributions         1,098,558          3,444,172              10,932              35,248
  Payments for shares redeemed                       (9,782,609)       (14,104,977)            (97,567)           (145,116)
                                                 --------------      -------------       -------------       -------------
  Net increase (decrease)                             4,276,042         11,585,468              42,852             119,074
                                                 --------------      -------------       -------------       -------------
  CLASS E (a)
  Proceeds from shares sold                             168,622            253,909               1,685               2,611
  Proceeds from reinvestment of distributions             7,421              8,900                  74                  90
  Payments for shares redeemed                          (69,483)            (4,393)               (697)                (45)
                                                 --------------      -------------       -------------       -------------
  Net increase (decrease)                               106,560            258,416               1,062               2,656
                                                 --------------      -------------       -------------       -------------

  CLASS C (b)
  Proceeds from shares sold                             320,548                 --               3,186                  --
  Proceeds from reinvestment of distributions             2,225                 --                  22                  --
  Payments for shares redeemed                         (20,965)                 --                (205)                 --
                                                 --------------      -------------       -------------       -------------
  Net increase (decrease)                               301,808                 --               3,003                  --
                                                 --------------      -------------       -------------       -------------
  Total increase (decrease)                           4,684,410         11,843,884       $      46,917       $     121,730
                                                 ==============      =============       =============       =============

(a) Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C for the period ended June 30, 1999 are for the period January 27, 1999 (commencement of sale of shares) to June 30, 1999.

                                              Notes to Financial Statements  159

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

JUNE 30, 1999 (UNAUDITED)

7. DIVIDENDS

   On July 1, 1999, the Board of Trustees declared the following dividends from net investment income payable on July 6, 1999, to shareholders of record on July 2, 1999:

  Diversified Equity - Class S       $0.0647         Short-Term Bond - Class S      $0.2118
  Diversified Equity - Class E        0.0335         Short-Term Bond - Class E       0.2062
  Equity Income - Class S             0.0105         Short-Term Bond - Class C       0.1077
  Equity Income - Class E             0.0772         Diversified Bond - Class S      0.1044
  Equity Income - Class C             0.0498         Diversified Bond - Class E      0.0997
  Quantitative Equity - Class S       0.0918         Diversified Bond - Class C      0.0860
  Quantitative Equity - Class E       0.0649         Multistrategy Bond - Class S    0.0480
  Quantitative Equity - Class C       0.0248         Multistrategy Bond - Class E    0.0459
  Real Estate Securities - Class S    0.2982         Multistrategy Bond - Class C    0.0409
  Real Estate Securities - Class E    0.2893
  Real Estate Securities - Class C    0.2594


8. BENEFICIAL INTEREST

   As of June 30, 1999, the following Funds had one or more shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund or Class:

                                      CLASS S                 CLASS E                 CLASS C
                                   ----------------     ---------------------     ----------------
  Diversified Equity               --                   31.6%, 28.3%              --
  Special Growth                   --                   43.3%                     --
  Equity Income                    --                   27.3%, 23.8%, 23.8%       12.9%
  Quantitative Equity              --                   24.4%                     --
  International Securities         --                   15.9%                     --
  Emerging Markets                 --                   20.4%, 10.4               --
  Real Estate Securities           --                   20.4%                     --
  Short Term Bond                  --                   38.6%                     52.5%, 22.4%
  Diversified Bond                 14.5%                43.1%, 18.2%, 12.1%       11.2%
  Multistrategy Bond               --                   14.8%                     --

160 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

TRUSTEES EMERITUS
 George F. Russell, Jr., Chairman

OFFICERS
 Lynn L. Anderson, President and Chief Executive Officer
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, MA 02109

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
DIVERSIFIED EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 INVESCO Capital Management, Inc., Atlanta, GA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Lincoln Capital Management Company, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 Morgan Stanley Dean Witter Investment
   Management, Inc., New York, NY
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Suffolk Capital Management, Inc., New York, NY
 Trinity Investment Management Corporation, Boston, MA

SPECIAL GROWTH FUND
 Delphi Management, Inc., Boston, MA
 Fiduciary Trust Company International, Inc., New York, NY
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Wellington Management Company, LLP, Boston, MA
 Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY INCOME FUND
 Equinox Capital Management, LLC, New York, NY
 Trinity Investment Management Corporation, Boston, MA
 Westpeak Investment Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
 Delaware International Advisers Limited, London, England
 Fidelity Management Trust Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Mastholm Asset Management, LLC, Bellevue, WA
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, L.P., Boston, MA
 Sanford C. Bernstein & Co., Inc., New York, NY
 The Boston Company Asset Management, Inc., Boston, MA

EMERGING MARKETS FUND
 Foreign & Colonial Emerging Markets, London, England
 Genesis Asset Managers Limited, London, England
 J.P. Morgan Investment Management, Inc., New York, NY
 Montgomery Asset Management, LLC, San Francisco, CA
 Nicholas Applegate Capital Management, San Diego, CA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Schroder Capital Management
   International Limited, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 161

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

REAL ESTATE SECURITIES FUND
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY

SHORT TERM BOND FUND
 BlackRock Financial Management, Inc., New York, NY
 Standish, Ayer & Wood, Inc., Boston, MA
 STW Fixed Income Management California, Santa Barbara, CA

DIVERSIFIED BOND FUND
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

MULTISTRATEGY BOND FUND
 Credit Suisse Asset Management, New York, NY
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA



This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

162 Manager, Money Managers and Service Providers

[LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                A-5424(699)       36-08-067(6/99)

                                                FRANK RUSSELL INVESTMENT COMPANY

TAX ADVANTAGED FUNDS

1999 Semiannual Report


EQUITY T FUND - CLASS S SHARES

TAX EXEMPT BOND FUND - CLASS C, E, AND S SHARES

TAX FREE MONEY MARKET FUND - CLASS S SHARES


JUNE 30, 1999

                                      [LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

               Frank Russell Investment Company

               Frank Russell Investment Company is a
               "series mutual fund" with 27 different
               investment portfolios. These financial
               statements report on three Funds, each
               of which has distinct investment
               objectives and strategies.


               Frank Russell Investment
               Management Company

               Responsible for overall management and
               administration of the Funds.

               Frank Russell Company

               Consultant to Frank Russell
               Investment Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY

                             TAX ADVANTAGED FUNDS


                               SEMIANNUAL REPORT

                           JUNE 30, 1999 (UNAUDITED)



                               TABLE OF CONTENTS


                                                                   Page
     Equity T Fund.................................................  2

     Tax Exempt Bond Fund.......................................... 10

     Tax Free Money Market Fund.................................... 24

     Notes to Financial Statements................................. 36

     Manager, Money Managers and Service Providers................. 42


FRANK RUSSELL INVESTMENT COMPANY - TAX ADVANTAGED FUNDS
Copyright (C) Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY T FUND

STATEMENT OF NET ASSETS

                                        JUNE 30, 1999 (UNAUDITED)


                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                           --------     --------
COMMON STOCKS - 97.4%
AUTO AND TRANSPORTATION - 2.9%
AutoZone, Inc. (a)                          43,000       1,295
CNF Transportation, Inc.                     9,000         345
Consolidated Freightways Corp. (a)             250           3
CSX Corp.                                   38,600       1,749
DaimlerChrysler AG                          13,763       1,223
Dana Corp.                                  28,900       1,331
Delphi Automotive Systems Corp.              2,795          52
Eaton Corp.                                 12,700       1,168
Ford Motor Co.                              24,000       1,355
General Motors Corp.                        13,100         865
Genuine Parts Co.                            1,600          56
Lear Corp. (a)                              20,800       1,035
Union Pacific Corp.                         47,600       2,776
                                                    ----------
                                                        13,253
                                                    ----------

CONSUMER DISCRETIONARY - 10.3%
Abercrombie & Fitch Co. Class A (a)         17,100         821
AT&T Corp. - Liberty Media Group Class
 A (a)                                      23,532         865
Best Buy Co. (a)                             8,800         594
Cendant Corp. (a)                           83,400       1,710
Circuit City Stores, Inc.                   14,200       1,321
Dayton Hudson Corp.                         23,800       1,547
Dillard's, Inc. Class A                     14,300         502
Eastman Kodak Co.                           35,100       2,378
Extended Stay America, Inc. (a)              1,700          20
Federated Department Stores, Inc. (a)       30,600       1,620
Fruit of The Loom, Inc. Class A (a)         28,300         276
Gap, Inc.                                   28,800       1,451
Hilton Hotels Corp.                          2,300          33
Home Depot, Inc. (The)                      34,500       2,223
International Game Technology               30,200         559
JC Penney & Co., Inc.                       31,700       1,539
Jones Apparel Group, Inc. (a)               37,900       1,300
Kmart Corp. (a)                             17,500         288
Leggett & Platt, Inc.                       44,900       1,249
Lowe's Cos., Inc.                           15,700         890
Mattel, Inc.                                54,900       1,451
May Department Stores Co.                   18,400         752
McDonald's Corp.                            18,800         777
MediaOne Group, Inc. (a)                    35,400       2,633
Mirage Resorts, Inc. (a)                   170,100       2,849
New York Times Co. Class A                   6,800         250
Sears Roebuck & Co.                         36,100       1,609
Service Corp. International                 44,000         847
Starwood Hotels & Resorts Worldwide,
 Inc.                                       77,234       2,360
Time Warner, Inc.                           33,250       2,444
TJX Cos., Inc.                              61,800       2,059
Toys "R" Us, Inc. (a)                        9,800         203
Wal-Mart Stores, Inc.                      156,600       7,556
                                                    ----------
                                                        46,976
                                                    ----------

CONSUMER STAPLES - 7.9%
Albertson's, Inc.                            1,600          83
Anheuser-Busch Cos., Inc.                    2,700         192
Bestfoods                                   17,000         842
Coca-Cola Co. (The)                         96,500       6,031
Hannaford Brothers Co.                       7,200         385
Heinz (H.J.) Co.                             3,500         175
PepsiCo, Inc.                               62,400       2,414
Philip Morris Cos., Inc.                   216,400       8,697
Procter & Gamble Co.                        67,100       5,989
Ralston-Purina Group                         3,000          91
Safeway, Inc. (a)                           23,700       1,173
Sara Lee Corp.                               1,200          27
Seagram Co., Ltd. NPV                       91,100       4,589
Unilever NV (a)                             75,896       5,294
                                                    ----------
                                                        35,982
                                                    ----------

FINANCIAL SERVICES - 15.9%
AEGON NV                                     5,608         415
Allstate Corp.                              76,700       2,752
Ambac Financial Group, Inc.                  6,100         348
American Express Co.                        11,500       1,496
American International Group, Inc.          20,400       2,388
AON Corp.                                   12,700         524
Associated Banc-Corp.                       13,800         573
Associates First Capital Corp. Class A       4,506         200
Astoria Financial Corp.                     53,085       2,329
Automatic Data Processing, Inc.             47,800       2,103
Bank of America Corp.                       78,051       5,722
BankBoston Corp.                               100           5
Charter One Financial, Inc.                 10,600         294
CIT Group, Inc. (The)                      145,100       4,190
Citigroup, Inc.                            138,101       6,560
Commercial Federal Corp.                     7,500         174
Compass Bancshares, Inc.                    20,800         567
Dime Bancorp, Inc.                          35,700         718
Equifax, Inc.                               52,900       1,888
Federal National Mortgage Association        9,400         643
FINOVA Group, Inc.                          36,500       1,921
First Union Corp.                          137,718       6,473
Fremont General Corp.                          800          15
Household International Corp.               31,953       1,514
KeyCorp                                     72,800       2,339
Marsh & McLennan Cos., Inc.                 31,750       2,397


2 Equity T Fund

EQUITY T FUND

                                         JUNE 30, 1999 (UNAUDITED)


                                                      MARKET
                                           NUMBER     VALUE
                                             OF       (000)
                                           SHARES       $
                                          --------  ----------

MBIA, Inc.                                  30,400       1,968
Morgan Stanley Dean Witter & Co.            28,840       2,956
Ocwen Financial Corp. (a)                    3,200          28
Peoples Heritage Financial Group           121,900       2,293
PNC Bank Corp.                               4,400         254
Provident Cos., Inc.                         4,600         184
Provident Financial Group, Inc.             27,600       1,175
Ryder System, Inc.                           3,800          99
Sovereign Bancorp, Inc.                     12,900         157
TCF Financial Corp.                         71,700       1,999
U.S. Bancorp                                23,200         789
Union Planters Corp.                       104,200       4,656
UNUM Corp.                                  49,200       2,694
Washington Mutual, Inc.                    107,009       3,785
Wells Fargo Co.                             20,900         893
                                                    ----------
                                                        72,478
                                                    ----------

HEALTH CARE - 10.2%
ALZA Corp. (a)                             107,900       5,489
American Home Products Corp.                78,900       4,537
Amgen, Inc. (a)                              8,800         535
Bausch & Lomb, Inc.                          4,800         367
Bristol-Myers Squibb Co.                   120,200       8,467
Celera Genomics (a)                          3,600          58
Columbia/HCA Healthcare Corp.               51,400       1,173
Forest Labs, Inc. (a)                       35,600       1,647
Genzyme Corp. (a)                          75,400       3,652
Genzyme Surgical Products (a)               13,497          59
HCR Manor Care, Inc. (a)                    44,700       1,081
Health Management Associates
 Class A (a)                                87,900         989
HEALTHSOUTH Corp. (a)                       94,600       1,413
Humana, Inc. (a)                            48,200         624
Johnson & Johnson                           11,500       1,127
LifePoint Hospitals, Inc. (a)                2,705          36
Lilly (Eli) & Co.                           58,100       4,161
MedImmune, Inc. (a)                          5,600         381
Medtronic, Inc.                              7,600         592
Merck & Co., Inc.                           36,000       2,664
PE Corp.                                     7,200         826
Pfizer, Inc.                                15,300       1,679
Schering-Plough Corp.                       20,200       1,071
Tenet Healthcare Corp. (a)                  37,400         694
Triad Hospitals, Inc. (a)                    2,705          36
United Healthcare Corp.                      6,900         432
Warner-Lambert Co.                          34,800       2,415
Watson Pharmaceuticals, Inc. (a)            10,100         354
                                                    ----------
                                                        46,559
                                                    ----------

INTEGRATED OILS - 5.4%
Enron Corp.                                  1,900         155
Exxon Corp.                                 77,800       6,000
Lyondell Petrochemical Co.                  94,400       1,947
Mobil Corp.                                 93,400       9,247
Royal Dutch Petroleum Co.                   83,900       5,055
Tenneco, Inc.                               94,200       2,249
                                                    ----------
                                                        24,653
                                                    ----------

MATERIALS AND PROCESSING - 5.6%
Allegheny Teldyne, Inc.                    179,200       4,054
Dow Chemical Co.                            22,200       2,817
Georgia-Pacific Group                       33,200       1,573
International Paper Co.                     11,600         586
Kimberly-Clark Corp.                        49,200       2,804
Monsanto Co.                                74,100       2,922
Rohm & Haas Co.                             68,300       2,928
Sherwin-Williams Co.                         4,200         117
Smurfit-Stone Container Corp. (a)           13,900         285
Temple-Inland, Inc.                          3,400         232
Tyco International, Ltd.                    64,403       6,102
USEC, Inc.                                  65,600         976
                                                    ----------
                                                        25,396
                                                    ----------

OTHER ENERGY - 1.4%
BP Amoco PLC - ADR                          15,940       1,729
El Paso Energy Corp.                         7,600         267
Global Marine, Inc. (a)                     76,700       1,184
R&B Falcon Corp. (a)                        86,400         810
Tosco Corp.                                 28,800         747
Ultramar Diamond Shamrock Corp.             69,200       1,509
                                                    ----------
                                                         6,246
                                                    ----------

PRODUCER DURABLES - 5.6%
AlliedSignal, Inc.                          61,300       3,862
Applied Materials, Inc. (a)                 12,500         923
Boston Scientific Corp. (a)                  6,500         286
Coltec Industries, Inc. (a)                  5,900         128
Deere & Co.                                 36,000       1,427
Emerson Electric Co.                        28,400       1,786
General Electric Co.                        99,400      11,232
Grainger (W.W.), Inc.                        1,400          75
Johnson Controls, Inc.                       4,300         298
Lockheed Martin Corp.                       59,200       2,205
Waste Management, Inc.                      57,236       3,076
                                                    ----------
                                                        25,298
                                                    ----------


                                                                 Equity T Fund 3

EQUITY T FUND

                                        JUNE 30, 1999 (UNAUDITED)

                                                       MARKET
                                           NUMBER      VALUE
                                             OF        (000)
                                           SHARES        $
                                          --------    --------

TECHNOLOGY - 20.7%
America Online, Inc. (a)                    51,200       5,658
Cisco Systems, Inc. (a)                    155,750      10,036
Cooper Industries, Inc.                     22,300       1,160
Dell Computer Corp. (a)                     74,200       2,741
Electronic Data Systems Corp.               19,600       1,109
EMC Corp. (a)                               76,600       4,213
Exodus Communications, Inc. (a)             12,100       1,451
Harris Corp.                                65,900       2,582
Intel Corp.                                188,100      11,180
International Business
 Machines Corp.                            103,400      13,364
Lucent Technologies, Inc.                  106,800       7,202
Microsoft Corp. (a)                        215,900      19,458
Motorola, Inc.                              12,800       1,213
National Semiconductor Corp. (a)            44,900       1,137
Oracle Systems Corp. (a)                    51,950       1,929
Sun Microsystems, Inc. (a)                  91,400       6,295
Texas Instruments, Inc.                     24,200       3,509
                                                    ----------
                                                        94,237
                                                    ----------

UTILITIES - 11.5%
Allegheny Energy, Inc.                       7,900         253
Ameritech Corp.                             15,400       1,132
AT&T Corp.                                  91,607       5,113
Bell Atlantic Corp.                         92,364       6,038
Columbia Energy Group                       72,350       4,535
Comcast Corp. Special Class A               17,900         688
Dominion Resources, Inc.                     4,000         173
Entergy Corp.                                5,900         184
GTE Corp.                                  113,200       8,575
K N Energy, Inc.                            25,050         335
Level 3 Communications, Inc. (a)             3,000         181
MCI WorldCom, Inc. (a)                     129,690      11,153
Northern States Power Co.                   26,900         651
PP&L Resources, Inc.                        54,400       1,673
SBC Communications, Inc.                    98,900       5,736
Sprint Corp.                                32,600       1,722
Sprint Corp. (PCS Group) (a)                 8,150         466
TECO Energy, Inc.                           44,200       1,006
Wisconsin Energy Corp.                      97,700       2,449
                                                    ----------
                                                        52,063
                                                    ----------

TOTAL COMMON STOCKS
(cost $326,275)                                        443,141
                                                    ----------
                                         PRINCIPAL
                                          AMOUNT
                                           (000)
                                             $
                                         ---------
SHORT-TERM INVESTMENTS - 1.2%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                           4,482       4,482
United States Treasury Notes
 5.875% due 07/31/99 (b)(c)                    400         400
 5.880% due 07/31/99 (b)(c)                    500         505
                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,387)                                            5,387
                                                    ----------

TOTAL INVESTMENTS - 98.6%
(identified cost $331,662)                             448,528

OTHER ASSETS AND LIABILITIES,
NET - 1.4%                                               6,562
                                                    ----------

                                                       455,090
NET ASSETS - 100.0%                                 ----------



(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the fund

Abbreviations:
ADR - American Depository Receipt
NPV - No Par Value
NV - Nonvoting


See accompanying notes which are an integral part of the financial statements.

4 Equity T Fund

EQUITY T FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                    UNREALIZED
                                    NUMBER         APPRECIATION
                                      OF          (DEPRECIATION)
                                   CONTRACTS          (000)
                                  -----------     --------------

Futures Contracts

S&P 500 Index
  expiration date 07/99                    13     $          157
                                                  --------------

Total Unrealized Apreciation
  (Depreciation) on Open
  Futures Contracts Purchased                     $          157
                                                  ==============



  See accompanying notes which are an integral part of the financial statements.

                                                                 Equity T Fund 5

EQUITY T FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $331,662)..............   $      448,528
Receivables:
 Dividends and interest.......................................              456
 Investments sold.............................................              458
 Fund shares sold.............................................            6,530
 Daily variation margin on futures contracts..................               84
Deferred organization expenses................................               10
                                                                 --------------

   Total Assets...............................................          456,066

LIABILITIES
Payables:
 Due to Custodian...............................   $       430
 Fund shares redeemed...........................           296
 Accrued fees to affiliates.....................           243
 Other accrued expenses.........................             7
                                                   -----------

   Total Liabilities...........................................             976
                                                                 --------------

NET ASSETS.....................................................  $      455,090
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income............................  $        1,529
Accumulated net realized gain (loss)...........................              54
Unrealized appreciation (depreciation) on:
 Investments...................................................         116,866
 Futures contracts.............................................             157
Shares of beneficial interest..................................             221
Additional paid-in capital.....................................         336,263
                                                                 --------------

NET ASSETS.....................................................  $      455,090
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 ($455,090,400 divided by 22,056,788 shares of $.01 par value
   shares of beneficial interest outstanding)..................   $       20.63
                                                                 ==============


See accompanying notes which are an integral part of the financial statements.

6 Equity T Fund

EQUITY T FUND

Statement of Operations

Amounts in thousands          For the Six Months Ended June 30, 1999 (Unaudited)

INVESTMENT INCOME
 Dividends....................................................   $        2,877
 Dividends from Money Market Fund.............................              147
 Interest.....................................................               11
                                                                 --------------

   Total Investment Income....................................            3,035

EXPENSES
 Advisory fees...................................  $     1,273
 Administrative fees.............................           91
 Custodian fees..................................            5
 Transfer agent fees.............................            1
 Registration fees...............................           18
 Trustees' fees. ................................            3
 Amortization of deferred organization expenses..            3
 Miscellaneous...................................            2
                                                 -------------

   Total Expenses.............................................            1,396
                                                                 --------------

Net investment income.........................................            1,639
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments.....................................          684
 Futures contracts...............................          138
                                                 -------------              822
Net change in unrealized appreciation
 (depreciation) on:
 Investments.....................................       44,624
 Futures contracts...............................           54           44,678
                                                   ------------- --------------

Net realized and unrealized gain (loss).......................           45,500
                                                                 --------------

Net increase (decrease) in net assets resulting
  from operations.............................................   $       47,139
                                                                 ==============


  See accompanying notes which are an integral part of the financial statements.

                                                                 Equity T Fund 7

EQUITY T FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                 FOR THE SIX MONTHS      FOR THE YEAR
                                                 ENDED JUNE 30, 1999         ENDED
                                                     (UNAUDITED)       DECEMBER 31, 1998
                                                 -------------------  ------------------
OPERATIONS
 Net investment income..........................   $       1,639      $        1,202
 Net realized gain (loss).......................             822                (729)
 Net change in unrealized appreciation
 (depreciation).................................          44,678              58,053
                                                   -------------      --------------
   Net increase (decrease) in net assets
   resulting from operations....................          47,139              58,526
                                                   -------------      --------------
DISTRIBUTIONS
 From net investment income.....................              --              (1,222)
 In excess of net investment income.............              --                (112)
 In excess of net realized gain on investments..              --                 (78)
                                                   -------------      --------------

   Net decrease from distributions..............              --             (1,412)
                                                   -------------      --------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions...................................         102,499             138,603
                                                   -------------      --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....         149,638             195,717

NET ASSETS
 Beginning of period............................         305,452             109,735
                                                   -------------      --------------
 End of period (including undistributed net
   investment income of $1,529 and accumulated
   distributions in excess of net investment
   income of $110, respectively)................   $     455,090      $      305,452
                                                   =============      ==============

See accompanying notes which are an integral part of the financial statements.


8 Equity T Fund

EQUITY T FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                             1999*     1998     1997    1996**
                                            -------  -------  -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD......  $ 18.26  $ 13.90  $ 10.61  $ 10.00
                                            -------  -------  -------  -------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (d)................      .09      .10      .08      .03
 Net realized and unrealized gain (loss)
   on investments.........................     2.28     4.35     3.28      .61
                                            -------  -------  -------  -------

   Total Income From Investment
    Operations............................     2.37     4.45     3.36     .64
                                            -------  -------  -------  -------

DISTRIBUTIONS
 From net investment income...............       --     (.08)    (.07)   (.03)
 From net realized gain on investments....       --     (.01)      --      --
                                            -------  -------  -------  -------

   Total Distributions....................       --     (.09)    (.07)   (.03)
                                            -------  -------  -------  -------

NET ASSET VALUE, END OF PERIOD............  $ 20.63  $ 18.26  $ 13.90  $ 10.61
                                            =======  =======  =======  =======

TOTAL RETURN (%)(a)(b)....................    12.98    32.08    31.73     6.10

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in
   thousands).............................  455,090  305,452  109,735   19,931

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net................      .77      .99     1.00     1.00
   Operating expenses, gross..............      .77      .99     1.08     2.83
   Net investment income..................      .90      .61      .92     1.62

 Portfolio turnover rate (%)(c)...........    44.53    50.59    39.23     8.86


*    For the six months ended June 30, 1999 (Unaudited).
** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a)  Periods less than one year are not annualized.
(b) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees. See Note 4.
(c) The ratios for the periods ended June 30, 1999 and October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                                Equity T Fund  9

TAX EXEMPT BOND FUND

Statement of Net Assets

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
MUNICIPAL BONDS - 98.5%
ALABAMA - 1.2%
Birmingham, Alabama
 General Obligation,
 Series A                    1,000          5.000      04/01/07          1,013
Huntsville, Alabama
 Health Care Authority
 Revenue, Series A (a)         335          4.500      06/01/01            337
Jefferson County,
 Alabama Sewer
 Revenue, Series A (a)         500          5.000      02/01/05            509
                                                                    ----------
                                                                         1,859
                                                                    ----------

ALASKA - 1.7%
Alaska State Housing
 Finance Corp.
 Revenue, Series A-1 (a)       650          4.550      12/01/02            655
Alaska State
 International
 Airports Revenue,
 Series B (a)                1,000          5.000      10/01/19            938
Anchorage, Alaska
 General Obligation (a)      1,000          5.125      12/01/13            985
                                                                    ----------
                                                                         2,578
                                                                    ----------
ARIZONA - 2.4%
Arizona State
 Transportation Board
 Special Obligations
 Revenue, Series A
 (pre-refunded
 07/01/2001)(e)              1,425          6.450      07/01/06          1,510
Maricopa County,
 Arizona Community
 College General
 Obligation Revenue          1,000          5.000      07/01/07          1,018
Maricopa County,
 Arizona Union High
 School District No.
 210 Phoenix
 General Obligation          1,000          5.000      07/01/07          1,016
                                                                    ----------
                                                                         3,544
                                                                    ----------

ARKANSAS - 1.3%
Ashdown, Arkansas
 Pollution Control
 Revenue                       500          4.750      04/01/08            478
Baxter County,
 Arkansas Hospital
 Revenue, Series A           1,515          5.000      09/01/08          1,461
                                                                    ----------
                                                                         1,939
                                                                    ----------

CALIFORNIA - 3.9%
California Health
 Facilities Finance
 Authority Revenue (a)       1,000          5.000      11/15/04          1,033
California, State of,
 General Obligation (a)        850          6.100      11/01/01            891
California Statewide
 Communities
 Development Authority
 Multifamily Revenue (b)     1,000          5.200      12/01/29            999
Los Angeles,
 California Regional
 Airports Improvement
 Corp. Lease Revenue (b)       200          3.850      12/01/24            200
Los Angeles County,
 California
 Transportation
 Participation
 Certificate Tax
 Revenue, Series B             760          5.900      07/01/00            778
Sacramento, California
 Municipal Utility
 District Revenue,
 Series Z (a)                1,000          6.000      07/01/01          1,040
Stanislaus, California
 Waste-to-Energy
 Financing Agency
 Solid Waste
 Facility Revenue              900          7.625      01/01/10            928
                                                                    ----------
                                                                         5,869
                                                                    ----------

COLORADO - 1.0%
Colorado Housing
 Finance Authority
 Revenue, Series C-2           500          4.500      11/01/05            494
Denver, Colorado
 Health & Hospital
 Revenue, Series A           1,000          5.000      12/01/04          1,003
                                                                    ----------
                                                                         1,497
                                                                    ----------

CONNECTICUT - 0.6%
Connecticut State
 Special Tax
 Obligation Revenue,           750          6.250      10/01/04            813
 Series C (a)                                                       ----------


10 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
DISTRICT OF COLUMBIA - 2.0%
District of Columbia
 Revenue (a)                 1,000          5.250      10/01/02          1,025
District of Columbia
 Revenue, Series A           1,000          5.000      01/01/12            969
District of Columbia
 Revenue General
 Obligation, Series A (a)(d)   500          5.500      04/01/01            511
Washington, D.C.
 Convention Center
 Authority Dedicated
 Tax Revenue (a)               500          4.750      10/01/05            501
                                                                    ----------
                                                                         3,006
                                                                    ----------

FLORIDA - 3.9%
Florida Gas Utility
 Revenue                       800          5.000      12/01/03            821
Florida State Board of
 Education Capital
 Outlay General
 Obligation, Series A          765          7.250      06/01/23            801
Florida State Board of
 Education Lottery
 Revenue, Series B (a)       1,000          5.000      07/01/05          1,025
Jacksonville, Florida
 Electric Authority
 Revenue, Series 2-13        2,000          6.000      10/01/05          2,149
Orange County, Florida
 School Board
 Participation
 Certificates, Series A (a)    575          4.700      08/01/01            582
Pinellas County,
 Florida Health
 Facilities Authority
 Revenue (b)                   400          3.550      12/01/15            400
                                                                    ----------
                                                                         5,778
                                                                    ----------

GEORGIA - 3.6%
Atlanta, Georgia
 Airport Facilities
 Revenue (a)                   500          5.500      01/01/01            510
Georgia, State of,
 General Obligation,
 Series C                    1,500          6.500      07/01/07          1,677
Georgia, State of,
 General Obligation,
 Series F                      600          6.500      12/01/09            681
Georgia State
 Municipal Electric
 Authority General
 Resolution Revenue,
 Series A (a)                  850          5.000      01/01/02            864
Georgia State
 Municipal Electric
 Authority Revenue,
 Series B (a)                  850          6.250      01/01/17            942
Savannah, Georgia
 Hospital Authority
 Revenue Series A              800          4.200      07/01/05            780
                                                                    ----------
                                                                         5,454
                                                                    ----------

HAWAII - 4.4%
Hawaii, State of,
 General Obligation,
 Series CP (a)                 600          5.000      10/01/02            612
Hawaii, State of,
 General Obligation,
 Series CR (a)               1,000          5.500      04/01/04          1,038
Hawaii, State of,
 General Obligation,
 Series CS (a)               2,000          5.250      04/01/06          2,051
Hawaii State Housing
 Financial &
 Development Corp.,
 Single Family
 Mortgage Purchasing
 Revenue, Series B           1,000          4.450      07/01/03            998
Honolulu, Hawaii City
 & County General
 Obligation, Series A (a)      650          5.000      11/01/02            664
Honolulu, Hawaii City
 & County General
 Obligation, Series B            5          5.000      10/01/02              5
Honolulu, Hawaii City
 & County General
 Obligation, Series B        1,145          5.000      10/01/02          1,166
                                                                    ----------
                                                                         6,534
                                                                    ----------

ILLINOIS - 10.8%
Berwyn, Illinois
 General Obligation (a)      1,000          5.250      12/01/14            992
Bolingbrook, Illinois
 Parks District
 General Obligation
 Zero Coupon (a)             1,230          0.000      01/01/05            946
Chicago, Illinois
 General Obligation,
 Series C (a)                1,500          6.250      10/31/01          1,567
Chicago, Illinois
 Lakefront Millenium
 Parking Facility
 General Obligation (a)      1,000          5.000      01/01/06          1,007
Chicago, Illinois
 Metropolitan Water
 Reclamation District
 General Obligation          1,000          5.750      12/01/04          1,058
Chicago, Illinois
 Public Building
 Commercial Building
 Revenue, Series B (a)         500          5.250      12/01/18            494
Chicago, Illinois
 Sales Tax Revenue (a)       1,000          5.250      01/01/05          1,026
Chicago, Illinois
 Sales Tax Revenue (a)       1,000          5.000      01/01/13            973


                                                         Tax Exempt Bond Fund 11

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
Cook County, Illinois
 High School District
 No. 201 General
 Obligation                  1,000          5.000      12/01/05          1,017
Illinois Development
 Finance Authority
 Revenue, Series A (a)       1,145          5.500      05/15/05          1,184
Illinois Health
 Facilities Authority
 Revenue                     1,000          5.250      09/01/04          1,011
Illinois Health
 Facilities Authority
 Revenue (a)                   500          5.000      08/01/03            508
Illinois Health
 Facilities Authority
 Revenue (a)                   270          5.250      08/15/03            277
Illinois Health
 Facilities Authority
 Revenue (a)                   500          5.000      08/15/04            507
Illinois Health
 Facilities Authority
 Revenue, Series A (a)         345          5.000      10/01/00            350
Illinois Health
 Facilities Authority
 Revenue, Series A (a)       1,000          4.550      07/01/01          1,006
Illinois Housing
 Development Authority
 Elderly Housing
 Development Revenue           265          4.350      01/01/04            263
Illinois Housing
 Development Authority
 Elderly Housing
 Development Revenue           500          4.450      01/01/05            496
Illinois, State of,
 General Obligation (a)        500          5.375      05/01/01            511
Illinois, State of,
 Dedicated Tax
 Revenue, Series A (a)       1,000          7.000      12/15/13          1,058
                                                                    ----------
                                                                        16,251
                                                                    ----------

INDIANA - 2.6%
Indiana Bond Bank
 Revenue, Series A           1,000          4.100      02/01/05            971
Indiana Health
 Facilities Financing
 Authority Hospital
 Revenue                       465          4.500      02/15/05            456
Indiana Health
 Facilities Financing
 Authority Hospital
 Revenue, Series A (a)         500          5.000      11/01/02            511
Indiana Health
 Facilities Financing
 Authority Hospital
 Revenue, Series D (b)       1,435          5.000      11/01/26          1,434
Monroe County, Indiana
 Hospital Authority
 Revenue (a)                   500          4.500      05/01/03            499
                                                                    ----------
                                                                         3,871
                                                                    ----------

KENTUCKY - 0.7%
McCracken County,
 Kentucky Hospital
 Revenue, Series A (a)       1,000          5.700      11/01/00          1,024
                                                                    ----------

LOUISIANA - 2.5%
De Soto Parish,
 Louisiana Pollution
 Control Revenue,
 Series A                      650          5.050      12/01/02            661
Louisiana Public
 Facilities Authority
 Hospital Revenue,
 Series A                    1,600          5.500      08/15/19          1,536
Louisiana, State of,
 General Obligation,
 Series A (a)                  800          5.500      04/15/05            832
Shreveport, Louisiana
 General Obligation
 Zero Coupon (a)             1,000          0.000      01/01/05            770
                                                                    ----------
                                                                         3,799
                                                                    ----------

MAINE - 0.7%
Maine Health & Higher
 Education Facilities
 Authority Revenue,
 Series A                    1,000          4.300      07/01/04            987
                                                                    ----------

MARYLAND - 0.4%
Maryland State & Local
 Facilities Loan
 General Obligation,
 Series 3                      500          5.000      10/15/02            513
                                                                    ----------

MASSACHUSETTS - 2.5%
Massachusetts Bay
 Transportation
 Authority, Series C         1,250          5.250      03/01/07          1,284
Massachusetts State
 Health & Educational
 Facilities Authority
 Revenue, Series B (b)         500          2.600      07/01/05            500
Massachusetts State
 Health & Educational
 Facilities Authority
 Revenue, Series B (b)         485          4.550      01/01/21            485


12 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
Massachusetts State
 Industrial Finance
 Agency Resource
 Recovery Revenue,
 Series A                      500          4.850      12/01/05            487
Massachusetts, State
 of, Special Obligation
 Revenue, Series A           1,000          5.500      06/01/13          1,035
                                                                    ----------
                                                                         3,791
                                                                    ----------

MICHIGAN - 4.5%
Bishop International
 Airport Authority,
 Michigan Airport
 Revenue, Series B           1,000          5.000      12/01/10            970
Bishop International
 Airport Authority,
 Michigan Airport
 Revenue, Series B           1,030          5.250      12/01/11          1,002
Clarkston, Michigan
 Community Schools
 General Obligation (a)      1,000          6.000      05/01/04          1,061
Detroit, Michigan City
 School District
 General Obligation,
 Series B (a)                1,000          5.000      05/01/05          1,016
Jackson County,
 Michigan Hospital
 Financial Authority
 Revenue (a)                   300          4.375      06/01/02            299
Michigan State
 Building Authority
 Revenue, Series I             375          5.400      10/01/03            394
Michigan State
 Hospital Finance
 Authority Revenue,
 Series A                    1,000          5.500      10/01/04          1,022
Michigan State
 Hospital Finance
 Authority Revenue,
 Series A (a)                  500          5.000      07/01/02            508
Michigan State
 Hospital Finance
 Authority Revenue,
 Series S                      500          5.500      08/15/00            510
                                                                    ----------
                                                                         6,782
                                                                    ----------

MINNESOTA - 0.7%
Dakota County,
 Minnesota General
 Obligation, Series C        1,000          4.750      02/01/09            980
                                                                    ----------

NEVADA - 0.7%
Clark County, Nevada
 School District
 General Obligation
 Limited (a)                 1,000          6.000      06/15/05          1,067
                                                                    ----------

NEW HAMPSHIRE - 1.2%
New Hampshire Higher
 Educational & Health
 Facilities Authority
 Revenue (pre-refunded
 03/01/2003)(e)                750          9.000      03/01/23            871
New Hampshire State
 Turnpike Systems
 Revenue, Series A (a)       1,000          5.125      04/01/18            970
                                                                    ----------
                                                                         1,841
                                                                    ----------

NEW JERSEY - 1.8%
New Jersey, State of,
 General Obligation,
 Series E                      500          5.500      07/15/02            519
New Jersey State
 Transportation
 Corporation Capital
 Grant Anticipation
 Notes, Series A             1,000          5.000      09/01/00          1,009
New Jersey State
 Transportation
 Corporation Capital
 Grant Anticipation
 Notes, Series A               670          4.900      09/01/01            678
Ocean County, New
 Jersey Utilities
 Authority Wastewater
 Revenue                       500          5.000      01/01/01            507
                                                                    ----------
                                                                         2,713
                                                                    ----------

NEW MEXICO - 0.4%
New Mexico Mortgage
 Finance Authority
 Revenue, Series A-1           630          6.200      01/01/01            642
                                                                    ----------

NEW YORK - 9.2%
Metropolitan
 Transportation
 Authority, New York
 Service Contract
 Commuter Facilities,
 Series 7                    1,000          5.300      07/01/05          1,023
Metropolitan
 Transportation
 Authority, New York
 Transit Facilities
 Revenue, Series R (d)         650          5.000      07/01/03            659


                                                         Tax Exempt Bond Fund 13

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
Municipal Assistance
 Corp., New York, New
 York Revenue, Series E      1,000          4.700      07/01/02          1,012
Municipal Assistance
 Corp., New York, New
 York Revenue, Series L        500          4.500      07/01/02            503
New York City, New
 York Transitional
 Finance Authority
 Revenue, Series A-2 (b)     1,000          3.350      11/15/22          1,000
New York, New York
 General Obligation,
 Series E                      500          5.300      08/01/03            514
New York, New York
 General Obligation,
 Series F                      500          5.300      08/01/03            514
New York, New York
 General Obligation,
 Series H                      750          5.250      08/01/03            769
New York State
 Dormitory Authority
 Revenue                       450          5.000      04/01/03            456
New York State
 Dormitory Authority
 Revenue (a)                 1,900          7.000      07/01/09          2,148
New York State
 Dormitory Authority
 Revenue (a)                   845          5.500      08/01/09            873
New York State
 Dormitory Authority
 Revenue, Series 1             500          5.000      07/01/03            507
New York State
 Dormitory Authority
 Revenue, Series A             375          6.000      02/15/03            392
New York State
 Dormitory Authority
 Revenue, Series A             375          6.000      08/15/04            396
New York State
 Dormitory Authority
 Revenue, Series A (a)       1,000          4.300      08/15/04            986
New York State
 Dormitory Authority
 Revenue, Series B             745          4.500      02/15/03            741
New York State
 Dormitory Authority
 Revenue, Series E           1,000          5.500      02/15/03          1,028
New York State Energy
 Research & Development
 Authority Pollution
 Control Revenue,
 Series D (b)                  200          3.800      10/01/29            200
New York State Urban
 Development Corp.
 Revenue, Series 7             125          5.500      01/01/01            127
                                                                    ----------
                                                                        13,848
                                                                    ----------

NORTH CAROLINA - 0.7%
North Carolina Medical
 Care Community
 Hospital Revenue (a)        1,000          4.250      06/01/04            984
                                                                    ----------
OHIO - 2.8%
Franklin County, Ohio
 Health Systems
 Revenue (b)                   100          2.550      07/01/15            100
Ohio State Building
 Authority State
 Facilities Administration
 Building Fund
 Revenue, Series A             600          5.250      10/01/03            619
Ohio State Building
 Authority State
 Facilities Arts
 Facilities Building
 Fund Revenue, Series A      1,000          5.500      10/01/03          1,041
Ohio State Elementary
 and Secondary
 Education Capital
 Facilities Special
 Obligation Revenue,
 Series A                    1,000          5.000      06/01/04          1,020
Perrysburg, Ohio
 Exempt Village School
 District, Series B          1,440          5.000      12/01/05          1,471
                                                                    ----------
                                                                         4,251
                                                                    ----------

OKLAHOMA - 0.7%
Oklahoma State Capital
 Improvement Authority
 State Highway Capital
 Improvement Revenue (a)       750          5.000      06/01/06            765
Stillwater, Oklahoma
 Medical Center
 Authority Revenue,
 Series A                      300          5.550      05/15/01            305
                                                                    ----------
                                                                         1,070
                                                                    ----------

OREGON - 0.9%
Blue Mountain
 Community College
 District, Umatilla
 County Oregon General
 Obligation (a)                375          5.250      06/15/14            379
Oregon State
 Department of
 Administrative
 Services Lottery
 Revenue, Series A           1,000          5.000      04/01/06          1,020
                                                                    ----------
                                                                         1,399
                                                                    ----------


14 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
PENNSYLVANIA - 3.4%
Allegheny County,
 Pennsylvania Hospital
 Development Authority
 Revenue (a)                   750          5.200      10/01/05            769
Erie, Pennsylvania
 Water Authority Water
 Revenue (a)                   420          4.300      12/01/04            414
Pennsylvania State
 Higher Educational
 Facilities Authority
 Revenue, Series A             700          5.000      08/01/06            702
Philadelphia,
 Pennsylvania
 Hospitals & Higher
 Education Facilities
 Authority
 Revenue, Series A             500          5.000      05/15/02            508
Philadelphia,
 Pennsylvania Parking
 Authority Revenue (a)       1,000          5.250      02/01/11          1,006
Philadelphia,
 Pennsylvania Water &
 Wastewater Revenue (a)      1,000          5.250      12/15/11          1,011
Scranton-Lackawanna,
 Pennsylvania Health &
 Welfare Authority
 Revenue, Series A             700          7.375      07/15/08            757
                                                                    ----------
                                                                         5,167
                                                                    ----------

RHODE ISLAND - 1.2%
Rhode Island Housing &
 Mortgage Finance
 Authority Housing
 Revenue, Series A (a)       1,000          5.150      07/01/01          1,013
Rhode Island State
 Health & Educational
 Building Corp.
 Revenue (a)                   785          5.500      04/01/17            798
                                                                    ----------
                                                                         1,811
                                                                    ----------

SOUTH CAROLINA - 0.9%
Columbia, South
 Carolina Waterworks &
 Sewer System Revenue,
 Zero Coupon                 1,000          0.000      02/01/04            811
Winnsboro, South
 Carolina Utility
 Revenue (a)                   550          5.250      08/15/14            554
                                                                    ----------
                                                                         1,365
                                                                    ----------

SOUTH DAKOTA - 1.0%
South Dakota Housing
 Development Authority
 Revenue, Series A           1,000          5.200      05/01/02          1,016
South Dakota Housing
 Development Authority
 Revenue, Series D             490          4.250      05/01/05            483
                                                                    ----------
                                                                         1,499
                                                                    ----------

TENNESSEE - 2.7%
Memphis, Tennessee
 General Obligation          1,230          5.250      07/01/02          1,263
Metropolitan
 Government, Nashville
 & Davidson Counties,
 Tennessee Health &
 Educational
 Facilities Board
 Revenue, Series A             920          5.000      11/01/06            930
Metropolitan
 Government, Nashville
 & Davidson Counties,
 Tennessee Health &
 Educational
 Facilities Board
 Revenue, Series A (a)         750          4.500      11/01/03            749
Metropolitan
 Government, Nashville
 & Davidson Counties,
 Tennessee Health &
 Educational
 Facilities Board
 Revenue, Series A (d)         615          5.250      05/01/01            628
White House Utility
 District, Tennessee,
 Robertson & Sumner
 Counties Waterworks
 Revenue, Zero Coupon,
 Series B (a)                  650          0.000      01/01/05            501
                                                                    ----------
                                                                         4,071
                                                                    ----------

TEXAS - 10.4%
Arlington, Texas
 Independent School
 District General
 Obligation                  1,000          4.750      02/15/09            981
Dallas, Texas General
 Obligation                    990          5.000      02/15/06          1,011
Harris County, Texas
 Health Facilities
 Development Corp.
 Hospital Revenue              500          5.000      06/01/04            506
Harris County, Texas
 Health Facilities
 Development Corp.
 Hospital Revenue,
 Series A                    1,365          5.000      10/01/06          1,376


                                                         Tax Exempt Bond Fund 15

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                           PRINCIPAL                                   MARKET
                            AMOUNT                      DATE            VALUE
                             (000)          RATE         OF             (000)
                               $             %        MATURITY            $
                           ---------       -------   ----------       --------
Harris County, Texas
 Health Facilities
 Development Corp.
 Hospital Revenue,
 Series A (b)                  455          2.600      02/15/27            455
Houston, Texas General
 Obligation, Series A          650          5.000      03/01/02            662
Houston, Texas General
 Obligation, Series C        1,000          5.900      03/01/03          1,037
Houston, Texas
 Independent School
 District General
 Obligation, Series A        1,000          5.250      02/15/17            989
La Porte, Texas
 Independent School
 District General
 Obligation                  1,000          5.750      02/15/07          1,058
San Antonio, Texas
 Electric & Gas Revenue        800          4.700      02/01/05            802
San Antonio, Texas
 Electric & Gas
 Revenue, Zero Coupon,
 Series B (a)                1,000          0.000      02/01/04            808
San Antonio, Texas
 General Obligation (d)      1,000          5.000      08/01/00          1,016
Texas, State of,
 General Obligation,
 Series A & C                1,685          5.000      08/01/05          1,720
Texas State Public
 Finance Authority
 Building Revenue,
 Series B                    1,000          5.000      02/01/05          1,016
Travis County, Texas
 General Obligation            630          5.000      03/01/09            633
University of Texas,
 University Revenues,
 Series A                      605          5.000      08/15/03            619
Wichita Falls, Texas
 Independent School
 District General
 Obligation                    865          5.000      02/01/05            874
                                                                    ----------
                                                                        15,563
                                                                    ----------

UTAH - 3.0%
Intermountain Power
 Agency, Utah Power
 Supply Revenue,
 Series E (d)                  500          5.250      07/01/01            510
Intermountain Power
 Agency, Utah Power
 Supply Revenue,
 Series C                    1,000          4.700      07/01/02          1,009
Jordan, Utah School
 District General
 Obligation                  1,050          5.000      06/15/05          1,076
Utah, State of,
 General Obligation            850          5.000      07/01/02            870
Utah State Board of
 Regents Revenue (a)           300          5.000      08/01/02            305
Utah State Board of
 Regents Revenue (a)           700          5.500      08/01/05            727
                                                                    ----------
                                                                         4,497
                                                                    ----------

VIRGINIA - 0.7%
Arlington County,
 Virginia Industrial
 Development Authority
 Resource Recovery Revenue,
 Series A                    1,000          5.250      01/01/04          1,025
                                                                    ----------
WASHINGTON - 3.2%
CDP King County III,
 Washington Lease
 Revenue (a)                 1,000          4.600      06/01/03          1,004
Washington, State of,
 General Obligation,
 Series A                    1,060          6.500      07/01/04          1,151
Washington, State of,
 General Obligation,
 Series C                    1,000          5.000      07/01/02          1,021
Washington State
 Public Power Supply
 System Nuclear
 Project No. 3
 Revenue, Series A           1,000          5.000      07/01/04          1,014
Washington State
 Public Power Supply
 System Nuclear
 Project No. 2
 Revenue, Series C             650          7.200      07/01/99            650
                                                                    ----------
                                                                         4,840
                                                                    ----------

WISCONSIN - 2.2%
Chippewa Falls,
 Wisconsin Area
 University School
 District General
 Obligation                  1,375          5.250      04/01/05          1,410
Wisconsin Rural Water
 Construction Loan
 Bond Anticipation
 Notes (a)                   1,850          4.250      09/15/00          1,857
                                                                    ----------
                                                                         3,267
                                                                    ----------

TOTAL MUNICIPAL BONDS
(cost $149,747)                                                        147,789
                                                                    ----------


16 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                           $              $
                                                       -----------    --------
SHORT-TERM INVESTMENTS - 0.3%
Frank Russell Investment Company Money Market Fund,
 due on demand (c)                                        399              399
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS                                               399
(cost $399)                                                         ----------

TOTAL INVESTMENTS - 98.8%
(identified cost $150,146)                                             148,188

OTHER ASSETS & LIABILITIES, NET - 1.2%                                   1,861
                                                                    ----------

NET ASSETS - 100.0%                                                    150,049
                                                                    ==========


(a)  Bond is insured by AMBAC, FGIC or MBIA.
(b)  Adjustable or floating rate security.
(c)  At cost, which approximates market.
(d)  Forward commitment.
(e) Pre-refunded: These bonds are collateralized by U.S. Treasury Securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate is for descriptive purposes; effective yield may vary.


Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance


QUALITY RATINGS AS A % OF MARKET VALUE

AAA                                                59%
AA                                                 26
A                                                   6
BBB                                                 9
                                              --------
                                                  100%
                                              ========

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

General Obligation                                 32%
Health Care Revenue                                21
Utility Revenue                                    10
State and Community Lease                           8
Housing Revenue                                     5
University Revenue                                  4
Refunded & Special Obligation                       2
Pollution Control Revenue                           1
Other                                              17
                                              --------
                                                  100%
                                              ========


See accompanying notes which are an integral part of the financial statements.

                                                         Tax Exempt Bond Fund 17

TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $150,146)..............   $      148,188
Receivables:
 Interest.....................................................            2,218
 Investments sold.............................................            1,099
 Fund shares sold.............................................              701
                                                                 --------------

   Total Assets...............................................          152,206

LIABILITIES
Payables:
 Investments purchased..........................   $     1,011
 Investments purchased (delayed settlement).....         1,019
 Fund shares redeemed...........................            85
 Accrued fees to affiliates.....................            42
                                                   -----------

   Total Liabilities..........................................            2,157
                                                                 --------------

NET ASSETS...................................................    $      150,049
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income..........................    $          510
Accumulated net realized gain (loss).........................              (654)
Unrealized appreciation (depreciation) on investments........            (1,958)
Shares of beneficial interest................................                72
Additional paid-in capital...................................           152,079
                                                                 --------------

NET ASSETS...................................................    $      150,049
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 Class C ($134,530 divided by 6,453 shares of $.01 par value
   shares of beneficial interest outstanding)................    $        20.85
                                                                 ==============
 Class E ($3,239,965 divided by 155,322 shares of $.01 par
 value shares of beneficial interest outstanding)............    $        20.86
                                                                 ==============
 Class S ($146,674,303 divided by 7,030,054 shares of $.01
 par value shares of beneficial interest outstanding)........    $        20.86
                                                                 ==============



See accompanying notes which are an integral part of the financial statements.


18  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Interest.....................................................   $        3,036

EXPENSES
 Advisory fees..................................   $       205
 Administrative fees............................            34
 Custodian fees.................................            35
 Transfer agent fees............................            42
 Professional fees..............................             8
 Registration fees - Class S....................            32
 Shareholder servicing fees - Class E...........             1
 Trustees' fees.................................             3
 Miscellaneous..................................             2
                                                   -----------

   Total Expenses.............................................              362
                                                                 --------------

Net investment income.........................................            2,674
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.......................              342
Net change in unrealized appreciation (depreciation) on                  (4,509)
investments...................................................   --------------

Net realized and unrealized gain (loss).......................           (4,167)
                                                                 --------------

Net increase (decrease) in net assets resulting from operations  $       (1,493)
                                                                 ==============




  See accompanying notes which are an integral part of the financial statements.


                                                        Tax Exempt Bond Fund  19

TAX EXEMPT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FOR THE SIX MONTHS      FOR THE YEAR
                                                                     ENDED JUNE 30, 1999         ENDED
                                                                         (UNAUDITED)       DECEMBER 31, 1998
                                                                     -------------------   -----------------
OPERATIONS
 Net investment income...............................................      $       2,674   $        4,119
 Net realized gain (loss)............................................                342             (141)
 Net change in unrealized appreciation
 (depreciation)......................................................             (4,509)           1,153
                                                                           -------------   --------------
   Net increase (decrease) in net assets
   resulting from operations.........................................             (1,493)           5,131
                                                                           -------------   --------------
DISTRIBUTIONS
 From net investment income
   Class C...........................................................                 (1)              --
   Class E...........................................................                (10)              --
   Class S...........................................................             (2,153)          (4,095)
 In excess of net investment income
   Class S...........................................................                 --              (59)
                                                                           -------------   --------------

     Net decrease from distributions.................................             (2,164)          (4,154)
                                                                           -------------   --------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions.......             24,747           44,906
                                                                           -------------   --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS..                                     21,090           45,883

NET ASSETS
 Beginning of period.................................................            128,959           83,076
                                                                           -------------   --------------
 End of period (including undistributed net
    investment income of $510 at June 30, 1999)......................      $     150,049   $      128,959
                                                                           =============   ==============




See accompanying notes which are an integral part of the financial statements.


20  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                       1999*
                                                                    -----------
NET ASSET VALUE, BEGINNING OF PERIOD............................    $     21.38
                                                                    -----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)......................................            .16
 Net realized and unrealized gain (loss) on investments.........           (.52)
                                                                    -----------

   Total Income From Investment Operations......................           (.36)
                                                                    -----------

DISTRIBUTIONS
 From net investment income.....................................           (.17)
                                                                    -----------

NET ASSET VALUE, END OF PERIOD..................................    $     20.85
                                                                    ===========


TOTAL RETURN (%)(a).............................................          (1.72)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands).....................            135

 Ratios to average net assets (%)(d):
   Operating expenses...........................................             --
   Net investment income........................................             --

 Portfolio turnover rate (%)(b).................................         133.64



* For the period March 29, 1999 (commencement of sale) to June 30, 1999 (Unaudited).

(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratios are not meaningful due to the Class's short period of operations.


                                                        Tax Exempt Bond Fund  21

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                       1999*
                                                                    -----------
NET ASSET VALUE, BEGINNING OF PERIOD............................    $     21.19
                                                                    -----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)......................................            .09
 Net realized and unrealized gain (loss) on investments.........           (.36)
                                                                    -----------

   Total Income From Investment Operations......................           (.27)
                                                                    -----------

DISTRIBUTIONS
 From net investment income.....................................           (.06)
                                                                    -----------

NET ASSET VALUE, END OF PERIOD..................................    $     20.86
                                                                    ===========


TOTAL RETURN (%)(a).............................................          (1.26)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands).....................          3,240

 Ratios to average net assets (%)(d):
   Operating expenses...........................................             --
   Net investment income........................................             --

 Portfolio turnover rate (%)(b).................................         133.64



*    For the period May 14, 1999 (commencement of sale) to June 30, 1999
     (Unaudited).

(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratios are not meaningful due to the Class's short period of operations.




22  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                   YEARS ENDED DECEMBER 31,
                                      -----------------------------------------------------
                            1999*       1998        1997       1996       1995       1994
                          --------    --------    --------   --------   --------   --------
NET ASSET VALUE,
BEGINNING OF PERIOD....   $  21.39    $  21.19    $  21.02   $  21.24   $  20.48   $  21.45
                          --------    --------    --------   --------   --------   --------

INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income
   (c).................        .41         .81         .84        .85        .81        .86
 Net realized and
   unrealized gain
   (loss) on
   investments.........       (.60)        .19         .18       (.21)       .77       (.97)
                          --------    --------    --------   --------   --------   --------
   Total Income From
   Investment
   Operations..........       (.19)       1.00        1.02        .64       1.58       (.11)
                          --------    --------    --------   --------   --------   --------
DISTRIBUTIONS
 From net investment
   income..............       (.34)       (.80)       (.85)      (.86)      (.82)      (.86)
                          --------    --------    --------   --------   --------   --------
NET ASSET VALUE, END
OF PERIOD..............   $  20.86    $  21.39    $  21.19   $  21.02   $  21.24   $  20.48
                          ========    ========    ========   ========   ========   ========

TOTAL RETURN (%)(a)....       (.93)       4.82        4.92       3.07       7.81       (.54)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period ($ in
   thousands)..........    146,674     128,959      83,076     66,344     63,838     48,975

 Ratios to average net
   assets (%)(b):
   Operating expenses          .53         .72         .71        .75        .74        .72
   Net investment
   income..............       3.92        3.80        3.99       4.02       3.91       4.14

 Portfolio turnover
   rate (%)(b).........     133.64       74.42       40.79      74.34      73.91      71.71




*    For the six months ended June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1999 are annualized.
(c) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.




                                                        Tax Exempt Bond Fund  23

TAX FREE MONEY MARKET FUND

Statement of Net Assets

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                        MARKET
                                      AMOUNT                 DATE     VALUE
                                       (000)       RATE       OF      (000)
                                         $          %      MATURITY*    $
                                     ---------  ---------  --------- --------
MUNICIPAL BONDS - 101.2%
ALABAMA - 6.6%
Alabama Housing Financing Authority
 Multi-family Housing Residential
 Development, Series B, weekly
 demand                                  1,725  3.650 (2)  12/01/14     1,725
Birmingham, Alabama Private
 Educational Building Authority
 Revenue,
 weekly demand                           5,500  3.700 (2)  04/01/13     5,500
Childersburg, Alabama Industrial
 Development Board Pollution Control
 Revenue                                   680  7.400      11/15/99       691
Mobile, Alabama Industrial
 Development Board Pollution Control
 Revenue, weekly demand                  3,000  3.825 (2)  06/01/04     3,000
Tuscaloosa, Alabama Industrial
 Development Board Revenue, weekly
 demand                                  1,100  3.550 (2)  12/01/99     1,100
                                                                     --------
                                                                       12,016
                                                                     --------

ARIZONA - 2.1%
Chandler, Arizona Industrial
 Development Authority Revenue,
 monthly demand                          2,955  3.350 (3)  12/15/09     2,955
Maricopa County, Arizona Industrial
 Development Authority Revenue,
 weekly demand                             550  3.850 (2)  10/01/04       550
Pinal County, Arizona Industrial
 Development Authority Pollution
 Control Revenue, daily demand             400  3.550 (1)  12/01/09       400
                                                                     --------
                                                                        3,905
                                                                     --------
ARKANSAS - 0.1%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                         210  3.780 (2)  05/01/28       210
                                                                     --------

COLORADO - 2.0%
Central Platte Valley Metropolitan
 District, Colorado Special
 Obligation Revenue, Series 98 (a)         495  3.550      10/01/99       495
Colorado Housing Financing Authority
 Multi-family Housing Revenue,
 weekly demand                           1,150  3.450 (2)  06/01/05     1,150
Colorado Housing Financing Authority
 Multi-family Housing Revenue,
 weekly demand                             600  3.550 (2)  05/01/15       600
Denver, Colorado City and County
 Multi-family Housing Revenue, daily
 demand                                  1,350  3.550 (1)  12/01/09     1,350
                                                                     --------
                                                                        3,595
                                                                     --------

DELAWARE - 0.4%
Delaware State Economic Development
 Authority Multi-family Revenue,
 weekly demand                             650  3.600 (2)  12/01/15       650
                                                                     --------

DISTRICT OF COLUMBIA - 2.2%
District of Columbia General
 Obligation, Series B-1, daily
 demand                                  1,200  3.700 (1)  06/01/03     1,200
District of Columbia General
 Obligation, Series B-3, daily
 demand                                    800  3.700 (1)  06/01/03       800
District of Columbia Revenue, weekly
 demand                                  2,100  3.450 (2)  07/01/22     2,100
                                                                     --------
                                                                        4,100
                                                                     --------

FLORIDA - 6.4%
Alachua County, Florida Industrial
 Development Revenue, Series A,
 monthly demand                            375  3.500 (3)  01/01/12       375
Broward County, Florida Finance
 Authority Multi-family Housing
 Revenue, weekly demand                    700  3.750 (2)  02/01/09       700
Fort Pierce, Florida Health Facility
 Revenue, weekly demand                  1,725  3.750 (2)  10/01/17     1,725

24 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                           MARKET
                                      AMOUNT                 DATE         VALUE
                                       (000)       RATE       OF          (000)
                                         $          %      MATURITY*        $
                                     ---------  ---------  ---------    --------
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                         318  3.780 (2)  05/01/28         318
Orange County, Florida Educational
 Facilities Authority Revenue,
 Series 1998, weekly demand                300  3.750 (2)  05/01/25         300
Orange County, Florida Industrial
 Development Authority Revenue,
 monthly demand                          1,100  4.250 (3)  01/01/11       1,100
Orange County, Florida Industrial
 Development Authority Revenue,
 semiannual demand                       3,055  3.200 (5)  10/01/15       3,055
Orange County, Florida Industrial
 Development Authority Revenue,
 Series A, weekly demand                 1,000  3.750 (2)  02/01/16       1,000
Orange County, Florida Multi-family
 Housing Finance Authority Revenue,
 semiannual demand                       1,800  3.550 (5)  10/01/07       1,800
Palm Beach County, Florida Economic
 Development Revenue, weekly demand      1,200  3.750 (2)  01/01/24       1,200
                                                                     ----------
                                                                         11,573
                                                                     ----------
GEORGIA - 6.8%
Cobb County, Georgia Housing
 Authority Multi-family Housing Revenue,
 weekly demand                           1,000  3.350 (2)  06/01/25       1,000
Fulton County, Georgia Development
 Authority Revenue, weekly demand          600  3.750 (2)  12/01/16         600
Georgia State Hospital Financing
 Authority Revenue, daily demand           200  3.550 (1)  03/01/01         200
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                       1,064  3.780 (2)  05/01/28       1,064
Gwinnett County, Georgia Development
 Authority Revenue, weekly demand          135  3.750 (2)  03/01/17         135
La Grange, Georgia Water & Sewage
 Revenue (pre-refunded 01/01/00)(b)      1,000  7.375      01/01/12       1,040
Marietta, Georgia Housing Authority
 Multi-family Housing Revenue,
 weekly demand                           2,500  3.475 (2)  01/01/08       2,500
Municipal Electric Authority,
 Georgia Revenue, weekly demand          3,400  3.500 (2)  01/01/22       3,400
Residential Apartments I Portfolio
 CERT Trust 1996, Series A,
 weekly demand (e)                         720  3.800 (2)  12/01/02         720
Savannah, Georgia Housing Authority
 Multi-family Housing Revenue,
 Series B, weekly demand                 1,000  3.350 (2)  06/15/26       1,000
Walton County, Georgia Development
 Authority Industrial Development
 Revenue, Series B, weekly  demand         800  3.750 (2)  06/01/04         800
                                                                     ----------
                                                                         12,459
                                                                     ----------

ILLINOIS - 10.0%
De Kalb, Illinois Industrial
 Development Revenue, Series C,
 weekly demand                             500  3.650 (2)  02/01/01         500
East Peoria, Illinois Multi-family
 Housing Authority, weekly demand        1,690  3.950 (2)  06/01/08       1,690
Hoffman Estates, Illinois Park
 District General Obligation               855  4.150      12/01/99         857
Illinois Development Finance
 Authority Revenue, quarterly demand       700  3.500 (4)  08/01/25         700
Illinois Development Finance
 Authority Revenue, weekly demand        2,048  3.650 (2)  09/01/26       2,048
Illinois Educational Facilities
 Authority Revenue, weekly demand          200  3.700 (2)  03/01/27         200
Illinois Health Facilities Authority
 Revenue, Series A, weekly demand        4,000  3.600 (2)  02/15/16       4,000
Illinois Health Facilities Authority
 Revenue, Series B, weekly demand        2,000  3.400 (2)  08/15/22       2,000
Illinois State Certificate of
 Participation (a)                       1,005  4.500      07/01/00       1,013
Illinois State Certificate of
 Participation, Series A (a)               540  4.900      07/01/99         540
St. Clair County, Illinois
 Industrial Development Board
 Revenue, Series 94, weekly demand       1,000  3.850 (2)  10/01/15       1,000
Troy Grove, Illinois Revenue, weekly
 demand                                    750  4.572 (2)  05/01/10         750

                                                   Tax Free Money Market Fund 25

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                            MARKET
                                      AMOUNT                 DATE          VALUE
                                       (000)       RATE       OF           (000)
                                         $          %      MATURITY*         $
                                     ---------  ---------  ---------    --------
Winnebago & Boone Counties, Illinois
 School District Number 205 Tax
 Anticipation Warrants                   3,000  5.400      10/29/99       3,009
                                                                     ----------
                                                                         18,307
                                                                     ----------
INDIANA - 3.5%
Fort Wayne, Indiana Economic
 Development Revenue, Series 83,
 weekly demand                           1,000  3.825 (2)  12/01/03       1,000
Indiana Secondary Market Educational
 Loans, Inc. Revenue                       500  5.300      09/01/99         502
Indiana Secondary Market Educational
 Loans, Inc. Revenue, Series A (a)         500  7.000      12/01/99         507
Indiana State Educational Facilities
 Authority Revenue, Series B, weekly
 demand                                    800  3.700 (2)  06/01/28         800
Mishawaka, Indiana Waterworks
 Revenue Bond Anticipation Notes,
 Series A                                2,000   4.200     08/12/99       2,000
Penn Harris Madison, Indiana School
 Corporation                               850   3.350     12/31/99         850
Residential Apartments I Portfolio
 CERT Trust 1996, Series A,
 weekly demand (e)                         740  3.800 (2)  12/01/02         740
                                                                     ----------
                                                                          6,399
                                                                     ----------

IOWA - 1.9%
Residential Apartments I Portfolio
 CERT Trust 1996, Series A,
 weekly demand (e)                         540  3.800 (2)  12/01/02         540
Storm Lake, Iowa Private College
 Revenue, weekly demand                  2,900  3.750 (2)  12/01/03       2,900
                                                                     ----------
                                                                          3,440
                                                                     ----------

KANSAS - 1.4%
Derby, Kansas Waterworks Utility
 System Revenue, Series 1                1,450  4.500      01/15/00       1,450
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                         158  3.780 (2)  05/01/28         158
Kansas State Development Finance
 Authority Health Facilities
 Revenue, Series M, daily demand  (a)    1,000  3.650 (1)  11/15/23       1,000
                                                                     ----------
                                                                          2,608
                                                                     ----------

KENTUCKY - 1.4%
Elsmere, Kentucky Industrial
 Building Revenue, semiannual
 demand                                    530  3.350 (5)  02/01/06         530
Kentucky Area Development Districts
 Financing Lease Program Revenue,
 Sereis E2, weekly demand                  490  3.850 (2)  12/01/31         490
Kentucky Development Finance
 Authority Revenue                         845   6.000     11/01/99         853
Louisville, Kentucky Industrial
 Development Revenue, weekly demand        750  3.600 (2)  09/01/01         750
                                                                     ----------
                                                                          2,623
                                                                     ----------

MARYLAND - 2.5%
Anne Arundel County, Maryland
 Industrial Development Revenue,
 Series C, weekly demand                 2,260  3.650 (2)  02/01/01       2,260
Maryland State Health & Higher
 Educational Facilities Authority
 Revenue, Series B, weekly demand        1,400  3.400 (2)  04/01/35       1,400
Montgomery County, Maryland
 Industrial Development Revenue,
 monthly demand                            800  4.250 (3)  04/01/14         800
                                                                     ----------
                                                                          4,460
                                                                     ----------

MASSACHUSETTS - 1.8%
New England Educational Loan
 Marketing Corporation,
 Massachusetts Revenue, Series E         3,190   5.000     07/01/99       3,190
                                                                     ----------

26 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                            MARKET
                                      AMOUNT                 DATE          VALUE
                                       (000)       RATE       OF           (000)
                                         $          %      MATURITY*         $
                                     ---------  ---------  ---------    --------
MICHIGAN - 4.7%
Cedar Springs, Michigan Public
 School District State Aid Notes,
 General Obligation                      1,700  4.500      08/23/99       1,701
Lansing, Michigan Economic
 Development Corporation, semiannual
 demand                                  1,925  3.250 (5)  05/01/15       1,925
Livonia, Michigan Economic
 Development Corporation, semiannual
 demand                                    240  3.800 (5)  11/15/04         240
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)          101  3.450 (7)  01/15/09         101
Meridian, Michigan Economic
 Development, monthly demand               455  3.350 (3)  11/15/14         455
Michigan State Housing Development
 Authority Limited Obligation
 Revenue, weekly demand                    800  3.825 (2)  06/01/04         800
Michigan State Job Development
 Authority Revenue, monthly demand       1,300  3.500 (3)  11/01/14       1,300
Northville Township, Michigan
 Economic Development Corporation,
 Limited Obligation Revenue, Series
 P, weekly demand                          500  3.825 (2)  05/01/14         500
Oakland County, Michigan Economic
 Development Corporation, Limited
 Obligation Revenue, semiannual
 demand                                    520  3.400 (5)  08/01/15         520
Parchment, Michigan School District
 State Anticipation Notes                1,000  4.250      08/26/99       1,000
                                                                     ----------
                                                                          8,542
                                                                     ----------

MINNESOTA - 7.4%
Burnsville, Minnesota Industrial
 Development Revenue, Series C,
 weekly demand                             350  3.650 (2)  02/01/01         350
Capital Realty Investment Tax-Exempt
 Fund, Series 96-1, weekly demand        8,535  3.760 (2)  12/01/04       8,535
Mendota Heights, Minnesota
 Commercial Development, weekly
 demand                                  1,550  3.750 (2)  12/01/15       1,550
Minnesota State Revenue, Series A (a)      980  5.000      06/30/00         993
St. Paul, Minnesota Port Authority
 Industrial Development Revenue,
 Series 1, weekly demand                 2,000  3.800 (2)  06/01/19       2,000
                                                                     ----------
                                                                         13,428
                                                                     ----------

MISSISSIPPI - 0.2%
DeSoto County, Mississippi
 Industrial Development Revenue,
 weekly demand                             400  4.572 (2)  12/01/08         400
                                                                     ----------

MISSOURI - 4.9%
Clayton, Missouri Industrial
 Development Authority Revenue,
 weekly demand                           1,000  3.900 (2)  01/01/09       1,000
Kansas City, Missouri Industrial
 Development Authority Multi-family
 Housing Revenue, weekly demand          3,900  3.850 (2)  10/01/15       3,900
St. Charles County, Missouri
 Industrial Development Authority
 Revenue, weekly demand                  2,300  3.720 (2)  12/01/27       2,300
St. Louis, Missouri Industrial
 Development Authority Revenue,
 Series C, weekly demand                   965  3.650 (2)  02/01/01         965
St. Louis, Missouri Industrial
 Development Authority Revenue,
 Series C-1, weekly demand                 700  4.150 (2)  08/30/99         700
                                                                     ----------
                                                                          8,865
                                                                     ----------

NEBRASKA - 0.2%
Douglas County, Nebraska Data
 Equipment Corporation  Equipment
 Revenue                                   275  3.750      11/01/99         275
                                                                     ----------

NEVADA - 0.7%
Reno, Nevada Hospital Revenue,
 Series B (pre-refunded 01/01/00) (b)    1,100  7.750      07/01/15       1,142
Washoe County, Nevada General
 Obligation (a)                            100  8.250      06/01/00         104
                                                                     ----------
                                                                          1,246
                                                                     ----------

                                                   Tax Free Money Market Fund 27

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                            MARKET
                                      AMOUNT                 DATE          VALUE
                                       (000)       RATE       OF           (000)
                                         $          %      MATURITY*         $
                                     ---------  ---------  ---------    --------
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Education &
 Health Facilities Authority Revenue
 (pre-refunded 12/01/99)(b)              1,000  9.750      12/01/19       1,058
                                                                     ----------

NEW JERSEY - 0.5%
North Hudson Sewer Authority, New
 Jersey Tax-Exempt Notes                   900  4.250      03/31/00         900
                                                                     ----------

NEW YORK - 1.0%
North Hempstead, New York Bond
 Anticipation Notes                      1,800  4.000      07/29/99       1,800
                                                                     ----------

NORTH CAROLINA - 0.2%
Beaufort County, North Carolina
 Industrial Facility & Pollution
 Control Revenue, Series 85, weekly
 demand                                    300  3.800 (2)  12/01/00         300
                                                                     ----------

OHIO - 5.1%
Bellevue, Ohio Hospital Facilities
 Revenue, quarterly demand                 330  3.250 (4)  03/01/17         330
Buckeye, Ohio Tax-Exempt Mortgage
 Bond Trust, seminannual demand            265  3.400 (5)  02/01/05         265
Cincinnati & Hamilton County, Ohio
 Port Authority Economic Development
 Revenue, quarterly demand                 760  3.100 (4)  09/01/99         760
Clermont County, Ohio Economic
 Development Revenue, semiannual
 demand                                    425  3.300 (5)  12/01/09         425
Clermont County, Ohio Economic
 Development Revenue, semiannual
 demand                                    560  3.100 (5)  05/01/12         560
Clermont County, Ohio Hospital
 Facilities Revenue, Series A
 (pre-refunded 09/01/99)(a)(b)             700  7.500      09/01/19         719
Columbus, Ohio Electric System
 Revenue, monthly demand                 1,300  3.000 (3)  09/01/09       1,300
East Muskingum, Ohio Water Revenue
 Anticipation Notes                      1,000  4.320      06/22/00       1,003
Franklin County, Ohio Industrial
 Development Revenue,  seminannual
 demand                                    140  3.300 (5)  11/01/15         140
Mahoning County, Ohio Industrial
 Development Revenue, Series A,
 weekly demand                               5  3.650 (2)  10/01/00           5
Mahoning County, Ohio Industrial
 Development Revenue, Series B,
 weekly demand                              25  3.650 (2)  10/01/00          25
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)          473  3.450 (7)  01/15/09         473
Ohio State Higher Educational
 Facilities Community College
 Revenue, weekly demand                    585  3.550 (2)  09/01/20         585
Scioto County, Ohio Health Care
 Facilities Revenue, semiannual
 demand                                    670  3.250 (5)  12/01/15         670
Stark County, Ohio Health Care
 Facilities, quarterly demand            1,595  3.050 (4)  09/15/16       1,595
Trumbull County, Ohio Industrial
 Development Revenue, Series A,
 weekly demand                             420  3.650 (2)  04/01/04         420
                                                                     ----------
                                                                          9,275
                                                                     ----------

OKLAHOMA - 1.8%
Muskogee, Oklahoma Industrial Trust
 Revenue, weekly demand                  1,990  3.700 (2)  12/01/15       1,990
Tulsa County, Oklahoma Industrial
 Authority Health Care Revenue,
 semiannual demand                       1,250  3.350 (5)  12/15/08       1,250
                                                                     ----------
                                                                          3,240
                                                                     ----------

OREGON - 3.9%
Hillsboro, Oregon Revenue, weekly
 demand                                  1,850  3.650 (2)  08/01/11       1,850
Medford, Oregon Hospital Facilities
 Authority Revenue, weekly demand        5,300  3.625 (2)  05/15/27       5,300
                                                                     ----------
                                                                          7,150
                                                                     ----------

28 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                     PRINCIPAL                          MARKET
                                      AMOUNT                 DATE        VALUE
                                       (000)       RATE       OF         (000)
                                         $          %      MATURITY*       $
                                     ---------  ---------  --------- -----------
PENNSYLVANIA - 2.6%
Berks County, Pennsylvania
 Industrial Development Authority,
 weekly demand                           1,750  3.825 (2)  12/01/04       1,750
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)          101  3.450 (7)  01/15/09         101
Northampton County, Pennsylvania
 Higher Education Authority Revenue
 (pre-refunded 11/15/99)(a)(b)             860  7.100      11/15/09         889
Shaler Township, Pennsylvania Tax
 Anticipation Notes                      2,000  3.200      12/31/99       2,000
                                                                     ----------
                                                                          4,740
                                                                     ----------

SOUTH CAROLINA - 0.3%
Edgefield County, South Carolina
 School District General Obligation        565  5.750      02/01/00         573
                                                                     ----------
SOUTH DAKOTA - 0.8%
Sioux Falls, South Dakota Industrial
 Development Revenue, weekly demand      1,470  3.550 (2)  06/01/06       1,470
                                                                     ----------
TENNESSEE - 3.6%
Franklin County, Tennessee Health &
 Educational Facilities Revenue,
 monthly demand                          1,610  4.250 (3)  09/01/10       1,610
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                       1,190  3.780 (2)  05/01/28       1,190
Knox County, Tennessee Industrial
 Development Revenue, monthly demand     2,700  3.450 (3)  12/01/14       2,700
Tusculum, Tennessee Health
 Educational & Housing Facilities
 Revenue, weekly demand                  1,000  3.750 (2)  07/01/15       1,000
                                                                     ----------
                                                                          6,500
                                                                     ----------
TEXAS - 3.5%
Big Spring, Texas Independent School
 District General Obligation               260  8.250      08/15/99         262
Burleson, Texas Independent School
 District General Obligation               240  7.500      08/01/99         241
Harlingen, Texas Construction
 Independent School District General
 Obligation (pre-refunded
 08/15/99)(a)(b)                           300  6.750      08/15/04         301
Harris County, Texas Health
 Facilities Development Corporation
 Revenue,
 Series A, weekly demand                   700  3.500 (2)  11/01/25         700
Houston, Texas Hotel Occupancy
 Revenue, Series A (a)                     500   7.000     07/01/99         500
Hurst, Euless & Bedford, Texas
 Independent School District General
 Obligation, Series 1991
 (pre-refunded 08/15/99)(b)                620  6.500      08/15/04         635
Tarrant County, Texas Housing
 Finance Corporation Revenue,
 daily demand                            3,770  3.600 (1)  12/01/07       3,770
                                                                     ----------
                                                                          6,409
                                                                     ----------
VIRGINIA - 3.4%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (f)                         560  3.780 (2)  05/01/28         560
Harrisonburg, Virginia Redevelopment
 & Housing Authority Multi-family
 Housing Revenue, annual demand          1,000  3.200 (6)  02/01/26       1,000
Harrisonburg, Virginia Redevelopment
 & Housing Authority Multi-family
 Housing Revenue, Series A,
 annual demand                           3,495  3.200 (6)  02/01/26       3,495
Norfolk, Virginia Industrial
 Development Authority Industrial
 Development Revenue, weekly demand      1,075  3.825 (2)  03/01/16       1,075
                                                                     ----------
                                                                          6,130
                                                                     ----------

                                                   Tax Free Money Market Fund 29

TAX FREE MONEY MARKET FUND

                                                                JUNE 30, 1999 (UNAUDITED)

                                             PRINCIPAL                            MARKET
                                              AMOUNT                 DATE          VALUE
                                               (000)       RATE       OF           (000)
                                                 $          %      MATURITY*         $
                                             ---------  ---------  ---------    --------
WASHINGTON - 1.9%
King County, Washington School
 District Number 403 Renton General
 Obligation                                        680  4.000      12/01/99         682
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, daily demand                             100  4.150 (1)  01/01/27         100
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, daily demand                             900  4.700 (1)  05/01/27         900
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, weekly demand                            685  3.750 (2)  07/01/11         685
Washington State Public Power Supply
 System Nuclear Project Number 1
 Revenue, Series B (pre-refunded
 01/01/00)(b)                                    1,000  7.250      07/01/03       1,040
                                                                             ----------
                                                                                  3,407
                                                                             ----------

WEST VIRGINIA - 0.6%
Marshall County, West Virginia
 Pollution Control Revenue, weekly demand        1,000  3.800 (2)  03/01/26       1,000
                                                                             ----------
WISCONSIN - 4.2%
Fall Creek, Wisconsin School
 District Tax & Revenue Anticipation
 Notes                                             890  3.810      09/30/99         890
Hartford, Wisconsin Joint School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                    1,000  3.530      10/29/99       1,000
Minocqua, Hazelhurst and Lake
 Tomahawk, Wisconsin Joint School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                      850  3.820      08/31/99         850
Northern Ozaukee School District,
 Wisconsin Bond Anticipation Notes               1,500  3.400      02/01/00       1,500
Richfield, Wisconsin Joint School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                      400  3.680      10/29/99         400
Wisconsin School Districts Temporary
 Borrowing Program Certificate
 Participation, Series B2                        1,000  3.900      10/08/99       1,000
Wittenberg-Birnamwood, Wisconsin
 School District Tax & Revenue
 Anticipation Promisory Note                     2,000  3.920      09/30/99       2,000
                                                                             ----------
                                                                                  7,640
                                                                             ----------

TOTAL INVESTMENTS - 101.2%
(amortized cost $183,883)(c)                                                    183,883

OTHER ASSETS AND LIABILITIES, NET -                                              (2,246)
(1.2%)                                                                       ----------

                                                                                181,637
NET ASSETS - 100.0%                                                          ==========

(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c)  The cost for federal income tax purposes is the same as shown above.
(d)  Multi-State bond issue including Michigan, Ohio and Pennsylvania.
(e)  Multi-State bond issue including Georgia, Indiana, and Iowa.
(f) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.
* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
     Variable Rate:
     (1) Daily
     (2) Weekly
     (3) Monthly
     (4) Quarterly
     (5) Semiannual
     (6) Annual
     (7) Thirteen-month

See accompanying notes which are an integral part of the financial statements.

30  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                       JUNE 30, 1999 (UNAUDITED)

QUALITY RATINGS AS A % OF MARKET VALUE++

VMIG1 or SP-1                           73%
P1                                      27
                               -----------
                                       100%
                               ===========

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Housing Revenue                         22%
General Obligation                      21
Industrial Revenue Bonds                19
Education Revenue                       18
Healthcare Revenue                      13
Utility Revenue                          4
Pollution Control Revenue                3
                               -----------
                                       100%
                               ===========

++ VMIG1: The highest short-term municipal note credit rating given by Moody's
          Investors Services to notes with a demand feature which are of the "best quality."


  SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

  P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."




  See accompanying notes which are an integral part of the financial statements.


                                                   Tax Free Money Market Fund 31

TAX FREE MONEY MARKET FUND

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)



ASSETS
Investments at amortized cost which approximates market.......... $     183,883
Receivables:
 Interest........................................................         1,610
 Investments sold................................................            39
                                                                  -------------

   Total Assets..................................................       185,532

LIABILITIES
Payables:
 Dividends.......................................  $         18
 Due to Custodian................................           100
 Investments purchased...........................         3,642
 Accrued fees to affiliates......................            68
 Other accrued expenses..........................            67
                                                   ------------

   Total Liabilities.............................................         3,895
                                                                  -------------

NET ASSETS ...................................................... $     181,637
                                                                  =============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)............................. $          (5)
Shares of beneficial interest....................................         1,816
Additional paid-in capital.......................................       179,826
                                                                  -------------

NET ASSETS....................................................... $     181,637
                                                                  =============

NET ASSET VALUE, offering and redemption price per share:
 ($181,637,110 divided by 181,642,296 shares of $.01 par value
   shares of beneficial interest outstanding).................... $        1.00
                                                                  =============


See accompanying notes which are an integral part of the financial statements.

32 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Interest.....................................................    $        3,092

EXPENSES
 Advisory fees...................................  $        185
 Administrative fees.............................            46
 Custodian fees..................................            24
 Transfer agent fees.............................            58
 Professional fees...............................             6
 Registration fees...............................            30
 Trustees' fees..................................             3
 Miscellaneous...................................             8
                                                   ------------

 Expenses before reductions......................           360
 Expense reductions..............................           (92)
                                                   ------------

   Expenses, net..............................................               268
                                                                  --------------

Net investment income.........................................             2,824
                                                                  --------------

Net increase in net assets resulting from operations..........    $        2,824
                                                                  ==============



  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 33

TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                 FOR THE SIX MONTHS      FOR THE YEAR
                                                 ENDED JUNE 30, 1999         ENDED
                                                     (UNAUDITED)       DECEMBER 31, 1998
                                                 ----------------------------------------
OPERATIONS
 Net investment income..........................   $          2,824    $           5,654
 Net realized gain (loss).......................                 --                   (5)
                                                   ----------------    -----------------

   Net increase in net assets resulting from
   operations...................................              2,824                5,649
                                                   ----------------    -----------------

DISTRIBUTIONS
 From net investment income.....................             (2,824)              (5,654)
                                                   ----------------    -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from
 share transactions.............................            (13,026)              63,943
                                                   ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.....            (13,026)              63,938
                                                   ----------------    -----------------

NET ASSETS
 Beginning of period............................            194,663              130,725
                                                   ----------------    -----------------

 End of period..................................   $        181,637    $         194,663
                                                   ================    =================




See accompanying notes which are an integral part of the financial statements.

34  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------
                                                  1999*     1998       1997       1996       1995       1994
                                               --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                               --------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................     .0152      .0331      .0355      .0329      .0370      .0279
                                               --------   --------   --------   --------   --------   --------

DISTRIBUTIONS
 From net investment
   income....................................    (.0152)    (.0331)    (.0355)    (.0329)    (.0370)    (.0279)
                                               --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END
OF PERIOD....................................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                               ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(a)..........................      1.53       3.36       3.61       3.35       3.76       2.83

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($ in thousands)..   181,637    194,663    130,725    102,207    78,000     100,819

 Ratios to average net assets (%)(b):
   Operating expenses, net (c)...............       .29        .34        .28        .42        .48        .40
   Operating expenses, gross (c).............       .39        .44        .38        .42        .48        .40
   Net investment income.....................      3.06       3.29       3.55       3.28       3.69       2.84


*   For the six months ended June 30, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1999 are annualized.
(c) See Note 4 for current period amounts.



                                                  Tax Free Money Market Fund  35

FRANK RUSSELL INVESTMENT COMPANY
TAX ADVANTAGED FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 27 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     At its meeting on April 27, 1998, the Investment Company's Board of Trustees approved a plan to rename the "Limited Volatility Tax Free Fund" the "Tax Exempt Bond Fund." The change was approved by the shareholders at a meeting on November 19, 1998 and became effective January 15, 1999.

     Effective May 18, 1998, pursuant to approval of the Investment Company's Board of Trustees, Class C shares were renamed Class E shares. As of February 18, 1999, the Tax Exempt Bond Fund made available Class E shares. As of March 3, 1999, the Tax Exempt Bond Fund made available Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class E shares are charged a shareholder servicing fee of 0.25% of average daily net assets. Class S shares which are reported herein are charged no such fees. Prior to May 18, 1998, Class E shares were charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average net assets, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements a re prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     The Tax Free Money Market Fund's portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed short-term investments maturing within 60 days of the valuation date held by Funds other than the Tax Free Money Market Fund are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

     Municipal investments of the Tax Exempt Bond Fund are appraised or priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

36  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX ADVANTAGED FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

     At December 31, 1998, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                         12/31/99  12/31/02  12/31/03  12/31/04  12/31/05  12/31/06   Totals
                         --------  --------  --------  --------  --------  --------  --------
 Equity T                $     --  $     --  $     --  $     --  $     --  $655,772  $655,772
 Tax Exempt Bond          383,404   345,504   110,634    15,075        --   141,152   995,769
 Tax Free Money Market         --        --        --        --     1,583     4,102     5,685


     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes for certain Funds as of June 30, 1999 were as follows:

                                                                                   NET
                                            GROSS               GROSS           UNREALIZED
                       FEDERAL TAX        UNREALIZED          UNREALIZED       APPRECIATION
                          COST           APPRECIATION       (DEPRECIATION)    (DEPRECIATION)
                      -------------      -------------      --------------    --------------
  Equity T            $ 331,745,490      $ 120,340,720      $ (3,558,722)     $ 116,781,998
  Tax Exempt Bond       150,145,622            586,839        (2,544,947)        (1,958,108)


     REDEMPTION FEES: In general, shares of the Equity T Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders of the Fund, a redemption fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included in additional paid-in capital in the accompanying Statement of Assets and Liabilities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly for the Tax Exempt Bond Fund and annually for the Equity T Fund. The Tax Free Money Market Fund declares and records dividends daily and pays them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets. In addition, Class E shares will pay shareholder servicing fees along with other expenses that may be attributable to that Class. Prior to May 18, 1998, Class E shares paid a 12b-1 distribution fee. Class C shares will pay a 12b-1 distribution fee as well as shareholder servicing fees along with other expenses that may be attributable to that class.

     DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Equity T Fund have been deferred and are being amortized over 60 months on a straight-line basis.

                                               Notes to Financial Statements  37

FRANK RUSSELL INVESTMENT COMPANY
TAX ADVANTAGED FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FUTURES CONTRACTS: The Equity T Fund utilizes futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the period ended June 30, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                             PURCHASES       SALES
                            ------------  -----------
     Equity T               $175,026,722  $76,566,388
     Tax Exempt Bond         114,709,693   89,905,599


     Tax Free Money Market purchases, sales and maturities of short-term tax-exempt obligations were $158,108,197, $160,355,000 and $15,475,000, respectively.

4.   RELATED PARTIES

     ADVISOR: FRIMCo operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the period ended June 30, 1999, the advisory fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Advisory Agreement with that firm, amounted to $1,661,945 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund. Effective December 1, 1998, the advisory fee annual rates were reduced by the Administrator fee of .05%, the new rates are:

                                           ANNUAL RATE
                                          -------------
     Equity T                                  0.70%
     Tax Exempt Bond                           0.30
     Tax Free Money Market                     0.20


     The Advisor has contractually agreed to waive a portion of its 0.70% advisory fee for the Equity T Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. There were no waivers by the Advisor for the period ended June 30, 1999.

     The Advisor has contractually agreed to waive 0.10% of its 0.20% advisory fee for the Tax Free Money Market Fund. The amount of such waiver for the period ended June 30, 1999 was $92,438.

38  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX ADVANTAGED FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

     FRIMCo calculates its advisory fee based on average daily net assets for each Fund less any advisory fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

     ADMINISTRATOR: Effective December 1, 1998, the Investment Company's Board of Trustee approved a plan to pay a 0.05% fee of the average daily net assets of the fund to FRIMCo, in accordance with the Investment Company's Advisory agreement with that firm. The fee paid to FRIMCo for the Funds listed for the period ended June 30, 1999 were $171,441 before waivers.

     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the period ended June 30, 1999 were $101,518.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund' s Class E and Class C shares on an annual basis.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1999 WERE AS FOLLOWS:

                                                                               SHAREHOLDER
                                                                               SERVICING &
                               ADVISORY       ADMINISTRATION      TRANSFER     DISTRIBUTION
                                  FEES              FEES         AGENT FEES        FEES         TOTALS
                               ----------     --------------     ----------    ------------   -----------
     Equity T                  $  224,363     $       17,556     $      730    $        ---   $   242,649
     Tax Exempt Bond               34,376              6,139          1,089             789        42,393
     Tax Free Money Market         14,672              7,336         46,099             ---        68,107
                               ----------     --------------     ----------    ------------   -----------
                               $  273,411     $       31,031     $   47,918    $        789   $   353,149
                               ==========     ==============     ==========    ============   ===========


     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds listed for the period ended June 30, 1999 were $8,105, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 24 other affiliated Funds not presented herein.

5.   MONEY MARKET FUND
     The Equity T Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 1999, $4,882,000 of the Money Market Fund's net assets represents investments by this Fund and $849,684,000 represents the investments of other affiliated Funds not presented herein.

                                               Notes to Financial Statements  39

FRANK RUSSELL INVESTMENT COMPANY
TAX ADVANTAGED FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)

6.   FUND SHARE TRANSACTIONS

     Share transactions for the period ended June 30, 1999 and year ended December 31, 1998 were as follows:

                                    SHARES                  DOLLARS (000)
                         --------------------------  --------------------------
                             1999          1998          1999           1998
 EQUITY T FUND           -----------   ------------  ------------  ------------
  Proceeds from shares
    sold                   6,128,600     10,018,318    $  118,044    $  157,138
  Proceeds from
    reinvestment
    of distributions              --         66,849            --         1,142
  Payments for shares
    redeemed                (800,522)    (1,253,400)      (15,545)      (19,677)
  Total increase         -----------   ------------  ------------  ------------
    (decrease)             5,328,078      8,831,767    $  102,499    $  138,603
                         ===========   ============  ============  ============

 TAX EXEMPT BOND FUND
  CLASS S
  Proceeds from shares
    sold                   2,426,538      3,941,290    $   52,367    $   83,966
  Proceeds from
    reinvestment
    of distributions          75,353        140,598         1,605         2,994
  Payments for shares
    redeemed              (1,500,207)    (1,973,744)      (32,655)      (42,054)
  Net increase           -----------   ------------  ------------  ------------
    (decrease)             1,001,684      2,108,144        21,317        44,906
                         ===========   ============  ============  ============

 TAX EXEMPT BOND FUND
  CLASS E (a)
  Proceeds from shares
    sold                     164,530             --         3,486            --
  Proceeds from
    reinvestment
    of distributions              81             --             2            --
  Payments for shares
    redeemed                  (9,289)            --          (196)           --
  Net increase           -----------   ------------  ------------  ------------
    (decrease)               155,322             --         3,292            --
                         ===========   ============  ============  ============

 TAX EXEMPT BOND FUND
  CLASS C (b)
  Proceeds from shares
    sold                       6,407             --           137            --
  Proceeds from
    reinvestment
    of distributions              46             --             1            --
  Payments for shares             --             --            --            --
    redeemed
                         -----------   ------------  ------------  ------------
  Total net increase           6,453             --           138            --
    (decrease)           -----------   ------------  ------------  ------------
                           1,163,459      2,108,144  $     24,747  $     44,906
                         ===========   ============  ============  ============




(a) Share transactions for Class E for the period ended June 30, 1999 are for the period May 14, 1999 (commencement of sale of shares) to June 30, 1999.

(b) Share transactions for Class C for the period ended June 30, 1999 are for the period March 29, 1999 (commencement of sale of shares) to June 30, 1999.




40  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX ADVANTAGED FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

June 30, 1999 (Unaudited)


                                    ON A CONSTANT DOLLAR BASIS (000)
                                    -------------------------------
                                           1999           1998
     TAX FREE MONEY MARKET FUND       ------------   ------------
      Proceeds from shares sold            135,346        367,890
      Proceeds from reinvestment
       of distributions                      2,180          3,258
      Payments for shares redeemed        (150,552)      (307,205)
                                      ------------   ------------
      Total net increase (decrease)        (13,026)        63,943
                                      ============   ============

7.   DIVIDENDS

     On July 1, 1999, the Board of Trustees declared the following dividend from net investment income payable on July 6, 1999, to shareholders of record on July 2, 1999:

                                        CLASS S   CLASS E    CLASS C
                                        --------  --------   --------
     Tax Exempt Bond Fund               $ 0.0710  $ 0.0649   $ 0.0538

8.   BENEFICIAL INTEREST

     As of June 30, 1999, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:

     Equity T                                21.1%
     Tax Exempt Bond - Class E               51.4%   16.9%
     Tax Exempt Bond - Class C               99.9%
     Tax Free Money Market                   38.3%



                                               Notes to Financial Statements  41

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

TRUSTEES EMERITUS
 George F. Russell, Jr., Chairman

OFFICERS
 Lynn L. Anderson, President and Chief Executive Officer
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, MA 02109

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402


MONEY MANAGERS
EQUITY T FUND
 J.P. Morgan Investment Management, Inc., New York, NY

TAX EXEMPT BOND FUND
 MPS Institutional Advisors, Inc., Boston, MA
 Standish, Ayer & Wood, Inc., Boston, MA

TAX FREE MONEY MARKET FUND
 Weiss, Peck & Greer, LLC, New York, NY




This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 42  Manager, Money Managers and Service Providers

[LOGO OF FRANK RUSSEL INVESTMENT COMPANY]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                           A-5424(699)           36-08-069(6/99)